UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944
Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)			(Zip code)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2013

Table of Contents

Financial Statements                                                    1

Notes to Financial Statements                                      43

Schedules of Investments                                             71

Financial Highlights (includes performance information)  240

Shareholder Expense Example                                    262

Supplemental Information                                            266

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Balanced Account	Bond & Mortgage Securities Account	Bond Market Index Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$46,881	$367,071	$972,343
Assets
Investment in securities--at value	$50,507	$363,426	$950,250
Cash	346	3,442	126,812
Receivables:
Dividends and interest	156	2,155	5,342
Fund shares sold	7	284	8,710
Investment securities sold	1,646	1,428	5,413
Swap premiums paid	–	151	–
Unrealized gain on OTC swap agreements	–	410	–
Total Assets	52,662	371,296	1,096,527
Liabilities
Accrued management and investment advisory fees	24	121	197
Accrued directors' expenses	1	3	4
Accrued other expenses	8	9	21
Payables:
Fund shares redeemed	10	345	–
Investment securities purchased	3,210	37,159	123,094
Swap premiums received	–	1,049	–
Unrealized loss on OTC swap agreements	–	53	–
Total Liabilities	3,253	38,739	123,316
Net Assets Applicable to Outstanding Shares	$49,409	$332,557	$973,211

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$48,418	$355,496	$987,238
Accumulated undistributed (overdistributed) net investment income (loss)	1,353	15,043	11,882
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,988)	(34,694)	(3,816)
Net unrealized appreciation (depreciation) of investments	3,626	(3,288)	(22,093)
Total Net Assets	$49,409	$332,557	$973,211
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$49,409	$332,557	$973,211
Shares issued and outstanding	3,025	28,931	98,010
Net Asset Value per share	$16.33	$11.49	$9.93

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Diversified Balanced Account	Diversified Growth Account	Diversified Income Account

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$646,069	$1,407,628	$82,694
Assets
Investment in affiliated Accounts--at value	$712,829	$1,590,171	$84,228
Receivables:
Fund shares sold	6,456	13,644	1,086
Total Assets	719,285	1,603,815	85,314
Liabilities
Accrued management and investment advisory fees	29	65	3
Accrued distribution fees	146	322	17
Accrued directors' expenses	3	5	1
Accrued other expenses	3	3	–
Payables:
Fund shares redeemed	–	–	1
Total Liabilities	181	395	22
Net Assets Applicable to Outstanding Shares	$719,104	$1,603,420	$85,292

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$641,561	$1,399,944	$83,694
Accumulated undistributed (overdistributed) net investment income (loss)	1,375	5,303	(11)
Accumulated undistributed (overdistributed) net realized gain (loss)	9,408	15,630	75
Net unrealized appreciation (depreciation) of investments	66,760	182,543	1,534
Total Net Assets	$719,104	$1,603,420	$85,292
Capital Stock (par value: $.01 a share):
Shares authorized	250,000	300,000	50,000
Net Asset Value Per Share:
Class 2: Net Assets	$719,104	$1,603,420	$85,292
Shares issued and outstanding	56,016	119,850	7,906
Net Asset Value per share	$12.84	$13.38	$10.79

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$398,330	$438,324	$401,207
Foreign currency--at cost	$730	$–	$–
Assets
Investment in securities--at value	$455,714	$623,195	$403,412
Foreign currency--at value	724	–	–
Cash	827	4,104	3,797
Receivables:
Dividends and interest	1,583	2,109	1,636
Fund shares sold	795	509	1,570
Investment securities sold	3,544	1,543	2,727
Total Assets	463,187	631,460	413,142
Liabilities
Accrued management and investment advisory fees	318	250	169
Accrued distribution fees	–	5	–
Accrued directors' expenses	4	6	5
Accrued other expenses	54	13	5
Payables:
Fund shares redeemed	131	227	846
Investment securities purchased	1,362	1,013	5,560
Total Liabilities	1,869	1,514	6,585
Net Assets Applicable to Outstanding Shares	$461,318	$629,946	$406,557

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$544,592	$496,020	$405,779
Accumulated undistributed (overdistributed) net investment income (loss)	16,918	30,040	20,934
Accumulated undistributed (overdistributed) net realized gain (loss)	(157,519)	(80,985)	(22,361)
Net unrealized appreciation (depreciation) of investments	57,384	184,871	2,205
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(57)	–	–
Total Net Assets	$461,318	$629,946	$406,557
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$459,926	$605,890	$405,499
Shares issued and outstanding	35,036	31,632	37,846
Net Asset Value per share	$13.13	$19.15	$10.71
Class 2: Net Assets	$1,392	$24,056	$1,058
Shares issued and outstanding	106	1,266	99
Net Asset Value per share	$13.19	$19.01	$10.71

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Income Account	International Emerging Markets Account	LargeCap Blend Account II

Amounts in thousands, except per share amounts
Investment in securities--at cost	$258,724	$134,826	$125,379
Foreign currency--at cost	$–	$446	$–
Assets
Investment in securities--at value	$274,357	$131,908	$157,124
Foreign currency--at value	–	448	–
Cash	2,622	303	1,609
Deposits with counterparty	–	–	300
Receivables:
Dividends and interest	2,937	605	180
Expense reimbursement from Manager	–	–	2
Fund shares sold	35	697	3
Investment securities sold	911	1,939	861
Variation margin on futures contracts	–	–	2
Total Assets	280,862	135,900	160,081
Liabilities
Accrued management and investment advisory fees	117	140	99
Accrued distribution fees	1	–	–
Accrued directors' expenses	4	2	2
Accrued other expenses	5	19	10
Payables:
Fund shares redeemed	343	18	84
Investment securities purchased	–	1,565	836
Variation margin on futures contracts	–	–	23
Total Liabilities	470	1,744	1,054
Net Assets Applicable to Outstanding Shares	$280,392	$134,156	$159,027

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$251,168	$149,027	$149,765
Accumulated undistributed (overdistributed) net investment income (loss)	18,788	2,992	3,256
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,197)	(14,938)	(25,648)
Net unrealized appreciation (depreciation) of investments	15,633	(2,918)	31,654
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	(7)	–
Total Net Assets	$280,392	$134,156	$159,027
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$276,793	$134,156	$158,094
Shares issued and outstanding	25,045	8,862	17,945
Net Asset Value per share	$11.05	$15.14	$8.81
Class 2: Net Assets	$3,599	N/A	$933
Shares issued and outstanding	328		106
Net Asset Value per share	$10.99		$8.84

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	LargeCap Growth Account	LargeCap Growth Account I	LargeCap S&P 500 Index Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$176,015	$195,983	$924,127
Assets
Investment in securities--at value	$236,547	$259,236	$1,142,195
Cash	2,135	1,847	17,317
Deposits with counterparty	–	330	–
Receivables:
Dividends and interest	89	128	1,388
Expense reimbursement from Manager	–	3	–
Fund shares sold	1,044	34	8,840
Investment securities sold	–	7,635	1,005
Variation margin on futures contracts	–	–	48
Total Assets	239,815	269,213	1,170,793
Liabilities
Accrued management and investment advisory fees	134	164	237
Accrued directors' expenses	3	2	8
Accrued other expenses	6	6	13
Payables:
Fund shares redeemed	24	180	40
Investment securities purchased	1,156	7,619	–
Variation margin on futures contracts	–	24	264
Total Liabilities	1,323	7,995	562
Net Assets Applicable to Outstanding Shares	$238,492	$261,218	$1,170,231

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$210,342	$175,260	$912,945
Accumulated undistributed (overdistributed) net investment income (loss)	1,950	1,205	24,952
Accumulated undistributed (overdistributed) net realized gain (loss)	(34,332)	21,591	14,408
Net unrealized appreciation (depreciation) of investments	60,532	63,162	217,926
Total Net Assets	$238,492	$261,218	$1,170,231
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$237,851	$261,218	$1,170,231
Shares issued and outstanding	12,571	9,421	99,510
Net Asset Value per share	$18.92	$27.73	$11.76
Class 2: Net Assets	$641	N/A	N/A
Shares issued and outstanding	34
Net Asset Value per share	$18.84

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	LargeCap Value Account	MidCap Account(a)	MoneyMarket Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$225,036	$430,262	$304,504
Assets
Investment in securities--at value	$255,681	$624,211	$304,504
Cash	912	516	14
Receivables:
Dividends and interest	249	165	11
Expense reimbursement from Manager	–	–	64
Fund shares sold	2,196	758	1,123
Investment securities sold	30,420	557	–
Total Assets	289,458	626,207	305,716
Liabilities
Accrued management and investment advisory fees	129	273	108
Accrued distribution fees	–	3	–
Accrued directors' expenses	2	3	3
Accrued other expenses	5	8	5
Payables:
Fund shares redeemed	25	462	8,106
Investment securities purchased	27,150	670	–
Variation margin on futures contracts	8	–	–
Total Liabilities	27,319	1,419	8,222
Net Assets Applicable to Outstanding Shares	$262,139	$624,788	$297,494

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$235,691	$369,256	$297,504
Accumulated undistributed (overdistributed) net investment income (loss)	6,695	7,867	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,887)	53,716	(10)
Net unrealized appreciation (depreciation) of investments	30,640	193,949	–
Total Net Assets	$262,139	$624,788	$297,494
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	105,000	1,500,000
Net Asset Value Per Share:
Class 1: Net Assets	$262,139	$611,508	$296,480
Shares issued and outstanding	8,189	11,324	296,490
Net Asset Value per share	$32.01	$54.00	$1.00
Class 2: Net Assets	N/A	$13,280	$1,014
Shares issued and outstanding		247	1,014
Net Asset Value per share		$53.77	$1.00

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Principal Capital Appreciation Account	Principal LifeTime 2010 Account	Principal LifeTime 2020 Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$93,860	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$43,541	$196,195
Assets
Investment in securities--at value	$158,742	$ –	$ –
Investment in affiliated Accounts--at value	–	46,993	214,253
Cash	1,089	–	–
Receivables:
Dividends and interest	244	29	118
Fund shares sold	52	2	28
Investment securities sold	199	–	–
Total Assets	160,326	47,024	214,399
Liabilities
Accrued management and investment advisory fees	83	1	4
Accrued distribution fees	1	–	–
Accrued directors' expenses	3	1	2
Accrued professional fees	–	4	3
Accrued other expenses	5	–	–
Payables:
Fund shares redeemed	13	19	16
Investment securities purchased	24	–	–
Total Liabilities	129	25	25
Net Assets Applicable to Outstanding Shares	$160,197	$46,999	$214,374

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$82,088	$47,881	$209,303
Accumulated undistributed (overdistributed) net investment income (loss)	3,319	1,234	4,974
Accumulated undistributed (overdistributed) net realized gain (loss)	9,908	(5,568)	(17,961)
Net unrealized appreciation (depreciation) of investments	64,882	3,452	18,058
Total Net Assets	$160,197	$46,999	$214,374
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$154,559	$46,999	$214,374
Shares issued and outstanding	5,723	4,030	17,072
Net Asset Value per share	$27.01	$11.66	$12.56
Class 2: Net Assets	$5,638	N/A	N/A
Shares issued and outstanding	210
Net Asset Value per share	$26.82

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Principal LifeTime 2030 Account	Principal LifeTime 2040 Account	Principal LifeTime 2050 Account

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$84,295	$27,580	$16,282
Assets
Investment in affiliated Accounts--at value	$99,252	$30,844	$18,415
Receivables:
Dividends and interest	46	13	9
Fund shares sold	110	24	19
Total Assets	99,408	30,881	18,443
Liabilities
Accrued management and investment advisory fees	3	1	1
Accrued directors' expenses	1	1	1
Accrued professional fees	3	4	3
Payables:
Fund shares redeemed	5	–	2
Total Liabilities	12	6	7
Net Assets Applicable to Outstanding Shares	$99,396	$30,875	$18,436

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$80,489	$28,929	$17,023
Accumulated undistributed (overdistributed) net investment income (loss)	2,078	527	321
Accumulated undistributed (overdistributed) net realized gain (loss)	1,872	(1,845)	(1,041)
Net unrealized appreciation (depreciation) of investments	14,957	3,264	2,133
Total Net Assets	$99,396	$30,875	$18,436
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$99,396	$30,875	$18,436
Shares issued and outstanding	7,770	2,330	1,398
Net Asset Value per share	$12.79	$13.25	$13.19

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Principal LifeTime 2060 Account	Principal LifeTime Strategic Income Account	Real Estate Securities Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$–	$ –	$111,278
Investment in affiliated Accounts--at cost	$10	$31,770	$–
Assets
Investment in securities--at value	$–	$ –	$139,684
Investment in affiliated Accounts--at value	10	33,673	–
Cash	–	–	120
Receivables:
Dividends and interest	–	27	389
Expense reimbursement from Manager	1	–	–
Fund shares sold	–	8	15
Investment securities sold	–	–	30
Total Assets	11	33,708	140,238
Liabilities
Accrued management and investment advisory fees	–	1	102
Accrued directors' expenses	–	1	1
Accrued professional fees	1	–	–
Accrued other expenses	–	3	–
Payables:
Fund shares redeemed	–	116	864
Total Liabilities	1	121	967
Net Assets Applicable to Outstanding Shares	$10	$33,587	$139,271

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$10	$33,178	$111,987
Accumulated undistributed (overdistributed) net investment income (loss)	–	986	3,242
Accumulated undistributed (overdistributed) net realized gain (loss)	–	(2,480)	(4,364)
Net unrealized appreciation (depreciation) of investments	–	1,903	28,406
Total Net Assets	$10	$33,587	$139,271
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$10	$33,587	$139,007
Shares issued and outstanding	1	3,028	7,882
Net Asset Value per share	$9.89	$11.09	$17.64
Class 2: Net Assets	N/A	N/A	$264
Shares issued and outstanding			15
Net Asset Value per share			$17.71

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$755,280	$180,283	$186,746
Assets
Investment in affiliated Accounts--at value	$971,359	$217,324	$246,007
Receivables:
Dividends and interest	391	92	78
Fund shares sold	7,537	3,246	175
Total Assets	979,287	220,662	246,260
Liabilities
Accrued management and investment advisory fees	184	41	46
Accrued distribution fees	20	3	19
Accrued directors' expenses	3	2	2
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	70	190	37
Total Liabilities	280	239	107
Net Assets Applicable to Outstanding Shares	$979,007	$220,423	$246,153

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$737,031	$178,884	$193,809
Accumulated undistributed (overdistributed) net investment income (loss)	23,809	6,387	4,128
Accumulated undistributed (overdistributed) net realized gain (loss)	2,088	(1,889)	(11,045)
Net unrealized appreciation (depreciation) of investments	216,079	37,041	59,261
Total Net Assets	$979,007	$220,423	$246,153
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$882,359	$205,043	$156,006
Shares issued and outstanding	50,814	15,840	8,441
Net Asset Value per share	$17.36	$12.94	$18.48
Class 2: Net Assets	$96,648	$15,380	$90,147
Shares issued and outstanding	5,611	1,199	4,925
Net Asset Value per share	$17.22	$12.83	$18.30

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio	Short-Term Income Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$–	$–	$255,972
Investment in affiliated Accounts--at cost	$204,572	$133,945	$–
Assets
Investment in securities--at value	$–	$–	$258,907
Investment in affiliated Accounts--at value	238,183	178,946	–
Cash	–	–	1,932
Receivables:
Dividends and interest	202	64	1,194
Expense reimbursement from Manager	–	–	2
Fund shares sold	73	197	1,446
Investment securities sold	–	–	1
Total Assets	238,458	179,207	263,482
Liabilities
Accrued management and investment advisory fees	45	34	104
Accrued distribution fees	4	16	–
Accrued directors' expenses	2	2	3
Accrued other expenses	3	3	5
Payables:
Fund shares redeemed	1,110	27	226
Investment securities purchased	–	–	184
Total Liabilities	1,164	82	522
Net Assets Applicable to Outstanding Shares	$237,294	$179,125	$262,960

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$196,656	$137,789	$272,107
Accumulated undistributed (overdistributed) net investment income (loss)	8,762	2,185	7,079
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,735)	(5,850)	(19,161)
Net unrealized appreciation (depreciation) of investments	33,611	45,001	2,935
Total Net Assets	$237,294	$179,125	$262,960
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$217,691	$101,648	$261,745
Shares issued and outstanding	15,927	4,928	100,086
Net Asset Value per share	$13.67	$20.63	$2.62
Class 2: Net Assets	$19,603	$77,477	$1,215
Shares issued and outstanding	1,446	3,788	467
Net Asset Value per share	$13.56	$20.45	$2.60

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	SmallCap Blend Account	SmallCap Growth Account II	SmallCap Value Account I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$43,796	$44,685	$83,159
Assets
Investment in securities--at value	$53,369	$57,423	$103,852
Cash	313	1,121	946
Deposits with counterparty	14	200	150
Receivables:
Dividends and interest	38	10	269
Expense reimbursement from Manager	–	5	14
Fund shares sold	652	4	2
Investment securities sold	135	146	7,498
Variation margin on futures contracts	–	10	–
Total Assets	54,521	58,919	112,731
Liabilities
Accrued management and investment advisory fees	37	49	100
Accrued distribution fees	–	1	–
Accrued directors' expenses	1	1	2
Accrued other expenses	4	8	13
Payables:
Fund shares redeemed	14	57	110
Investment securities purchased	577	699	2,306
Variation margin on futures contracts	1	15	9
Total Liabilities	634	830	2,540
Net Assets Applicable to Outstanding Shares	$53,887	$58,089	$110,191

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$46,677	$66,156	$88,854
Accumulated undistributed (overdistributed) net investment income (loss)	552	(179)	1,693
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,917)	(20,613)	(1,015)
Net unrealized appreciation (depreciation) of investments	9,575	12,725	20,659
Total Net Assets	$53,887	$58,089	$110,191
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$53,887	$54,776	$110,090
Shares issued and outstanding	4,919	3,700	5,975
Net Asset Value per share	$10.95	$14.80	$18.43
Class 2: Net Assets	N/A	$3,313	$101
Shares issued and outstanding		227	6
Net Asset Value per share		$14.56	$18.35

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Balanced Account	Bond & Mortgage Securities Account	Bond Market Index Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$325	$5	$–
Withholding tax	(4)	–	–
Interest	288	5,425	5,757
Total Income	609	5,430	5,757
Expenses:
Management and investment advisory fees	151	739	1,063
Custodian fees	7	8	27
Directors' expenses	1	4	8
Professional fees	2	2	1
Other expenses	–	–	1
Total Expenses	161	753	1,100
Net Investment Income (Loss)	448	4,677	4,657

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,229	2,738	(2,456)
Futures contracts	22	–	–
Swap agreements	–	(221)	–
Change in unrealized appreciation/depreciation of:
Investments	(566)	(14,855)	(27,974)
Futures contracts	(2)	–	–
Swap agreements	–	330	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	2,683	(12,008)	(30,430)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,131	$(7,331)	$(25,773)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Diversified Balanced Account	Diversified Growth Account	Diversified Income Account
Amounts in thousands
Net Investment Income (Loss)
Income	$–	$–	$–
Total Income	–	–	–
Expenses:
Management and investment advisory fees	163	351	17
Distribution Fees - Class 2	815	1,755	84
Directors' expenses	6	11	1
Professional fees	1	2	1
Other expenses	1	2	–
Total Expenses	986	2,121	103
Net Investment Income (Loss)	(986)	(2,121)	(103)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	484	412	30
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	26,987	85,192	1,081
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	27,471	85,604	1,111
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,485	$83,483	$1,008

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$9,771	$11,204	$–
Withholding tax	(1,089)	(286)	–
Interest	1	6	6,454
Total Income	8,683	10,924	6,454
Expenses:
Management and investment advisory fees	1,966	1,511	1,048
Distribution Fees - Class 2	2	30	2
Custodian fees	47	6	3
Directors' expenses	5	8	6
Professional fees	26	8	1
Other expenses	1	1	1
Total Expenses	2,047	1,564	1,061
Net Investment Income (Loss)	6,636	9,360	5,393

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	16,020	13,528	3,865
Foreign currency transactions	(173)	(1)	–
Change in unrealized appreciation/depreciation of:
Investments	(13,411)	51,140	(15,221)
Translation of assets and liabilities in foreign currencies	(42)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	2,394	64,667	(11,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,030	$74,027	$(5,963)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Income Account	International Emerging Markets Account	LargeCap Blend Account II

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$2,299	$1,590
Withholding tax	–	(230)	(7)
Interest	6,746	–	2
Total Income	6,746	2,069	1,585
Expenses:
Management and investment advisory fees	730	924	604
Distribution Fees - Class 2	5	N/A	1
Custodian fees	2	39	12
Directors' expenses	5	2	2
Professional fees	1	9	2
Other expenses	1	1	1
Total Gross Expenses	744	975	622
Less: Reimbursement from Manager	–	–	15
Total Net Expenses	744	975	607
Net Investment Income (Loss)	6,002	1,094	978

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	191	5,417	9,878
Foreign currency transactions	–	(197)	–
Futures contracts	–	–	760
Change in unrealized appreciation/depreciation of:
Investments	(10,461)	(23,960)	8,395
Futures contracts	–	–	(103)
Translation of assets and liabilities in foreign currencies	–	(6)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	(10,270)	(18,746)	18,930
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,268)	$(17,652)	$19,908

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	LargeCap Growth Account	LargeCap Growth Account I	LargeCap S&P 500 Index Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$1,266	$1,137	$10,953
Withholding tax	(9)	(2)	(2)
Interest	3	2	14
Total Income	1,260	1,137	10,965
Expenses:
Management and investment advisory fees	772	970	1,316
Distribution Fees - Class 2	1	N/A	N/A
Custodian fees	2	8	7
Directors' expenses	3	3	12
Professional fees	2	2	2
Other expenses	–	–	6
Total Gross Expenses	780	983	1,343
Less: Reimbursement from Manager	–	20	–
Total Net Expenses	780	963	1,343
Net Investment Income (Loss)	480	174	9,622

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	9,101	14,642	6,669
Futures contracts	–	701	4,863
Change in unrealized appreciation/depreciation of:
Investments	15,999	13,167	108,135
Futures contracts	–	(119)	(343)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	25,100	28,391	119,324
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,580	$28,565	$128,946

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	LargeCap Value Account	MidCap Account(a)	Money Market Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$2,969	$4,148	$–
Withholding tax	(11)	(142)	–
Interest	1	–	303
Total Income	2,959	4,006	303
Expenses:
Management and investment advisory fees	740	1,635	654
Distribution Fees - Class 2	N/A	16	2
Custodian fees	3	5	4
Directors' expenses	3	6	3
Professional fees	2	1	1
Other expenses	–	2	1
Total Gross Expenses	748	1,665	665
Less: Reimbursement from Manager - Class 1	–	–	359
Less: Reimbursement from Manager - Class 2	N/A	–	1
Less: Reimbursement from Distributor - Class 2	N/A	–	2
Total Net Expenses	748	1,665	303
Net Investment Income (Loss)	2,211	2,341	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	26,045	25,982	–
Futures contracts	164	–	–
Change in unrealized appreciation/depreciation of:
Investments	406	53,552	–
Futures contracts	(8)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	26,607	79,534	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,818	$81,875	$–

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Principal Capital Appreciation Account	Principal LifeTime 2010 Account	Principal LifeTime 2020 Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$121	$379
Dividends	1,495	–	–
Withholding tax	(12)	–	–
Interest	1	–	–
Total Income	1,484	121	379
Expenses:
Management and investment advisory fees	497	7	33
Distribution Fees - Class 2	7	N/A	N/A
Custodian fees	4	–	–
Directors' expenses	3	2	3
Professional fees	2	1	1
Total Expenses	513	10	37
Net Investment Income (Loss)	971	111	342

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,742	–	–
Investment transactions in affiliated Accounts	–	103	2,180
Change in unrealized appreciation/depreciation of:
Investments	14,536	–	–
Investments in affiliated Accounts	–	1,042	7,284
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	19,278	1,145	9,464
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,249	$1,256	$9,806

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Principal LifeTime 2030 Account	Principal LifeTime 2040 Account	Principal LifeTime 2050 Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$171	$46	$32
Total Income	171	46	32
Expenses:
Management and investment advisory fees	15	4	3
Directors' expenses	2	1	1
Professional fees	1	2	1
Total Expenses	18	7	5
Net Investment Income (Loss)	153	39	27

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	1,537	165	128
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	3,665	1,593	1,069
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	5,202	1,758	1,197
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,355	$1,797	$1,224

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Principal LifeTime 2060 Account(a)	Principal LifeTime Strategic Income Account	Real Estate Securities Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$113	$–
Dividends	–	–	2,106
Total Income	–	113	2,106
Expenses:
Management and investment advisory fees	–	5	626
Directors' expenses	–	2	2
Professional fees	1	1	2
Total Gross Expenses	1	8	630
Less: Reimbursement from Manager - Class 1	1	–	–
Total Net Expenses	–	8	630
Net Investment Income (Loss)	–	105	1,476

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	6,397
Investment transactions in affiliated Accounts	–	60	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	146
Investments in affiliated Accounts	–	(38)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	–	22	6,543
Net Increase (Decrease) in Net Assets Resulting from Operations	$–	$127	$8,019

(a) Period from May 1, 2013, date operations commenced, through June 30, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1,695	$464	$231
Total Income	1,695	464	231
Expenses:
Management and investment advisory fees	1,081	244	275
Distribution Fees - Class 2	122	20	112
Directors' expenses	7	3	3
Professional fees	1	1	1
Other expenses	1	–	–
Total Expenses	1,212	268	391
Net Investment Income (Loss)	483	196	(160)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	7,124	836	1,570
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	49,079	6,377	17,751
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	56,203	7,213	19,321
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,686	$7,409	$19,161

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio	Short-Term Income Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$984	$126	$–
Interest	–	–	2,784
Total Income	984	126	2,784
Expenses:
Management and investment advisory fees	274	199	634
Distribution Fees - Class 2	25	96	1
Custodian fees	–	–	3
Directors' expenses	3	2	4
Professional fees	1	1	1
Other expenses	–	–	1
Total Gross Expenses	303	298	644
Less: Reimbursement from Manager - Class 1	–	–	13
Total Net Expenses	303	298	631
Net Investment Income (Loss)	681	(172)	2,153

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	945
Investment transactions in affiliated Accounts	855	790	–
Futures contracts	–	–	78
Change in unrealized appreciation/depreciation of:
Investments	–	–	(2,724)
Investments in affiliated Accounts	3,567	15,597	–
Futures contracts	–	–	(24)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	4,422	16,387	(1,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,103	$16,215	$428

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	SmallCap Blend Account	SmallCap Growth Account II	SmallCap Value Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$408	$87	$1,044
Withholding tax	–	–	(1)
Interest	1	1	3
Total Income	409	88	1,046
Expenses:
Management and investment advisory fees	221	278	596
Distribution Fees - Class 2	N/A	4	–
Custodian fees	2	9	15
Directors' expenses	1	2	2
Professional fees	2	2	2
Total Gross Expenses	226	295	615
Less: Reimbursement from Manager	–	28	11
Less: Reimbursement from Manager - Class 1	–	–	65
Total Net Expenses	226	267	539
Net Investment Income (Loss)	183	(179)	507

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,389	4,437	10,570
Futures contracts	167	351	963
Change in unrealized appreciation/depreciation of:
Investments	4,281	5,182	5,241
Futures contracts	(5)	(69)	(154)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, and Swap agreements	7,832	9,901	16,620
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,015	$9,722	$17,127

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Balanced Account		Bond & Mortgage Securities Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$448	$1,012	$4,677	$10,425
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	3,251	3,032	2,517	6,180
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	(568)	2,236	(14,525)	7,710
Net Increase (Decrease) in Net Assets Resulting from Operations	3,131	6,280	(7,331)	24,315

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,032)	–	(12,569)
Total Dividends and Distributions	–	(1,032)	–	(12,569)

Capital Share Transactions
Shares sold:
Class 1	1,004	1,574	31,140	46,088
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,032	–	12,569
Shares redeemed:
Class 1	(3,877)	(8,883)	(33,303)	(52,218)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,873)	(6,277)	(2,163)	6,439
Total Increase (Decrease)	258	(1,029)	(9,494)	18,185

Net Assets
Beginning of period	49,151	50,180	342,051	323,866
End of period (including undistributed net investment income as set forth below)	$49,409	$49,151	$332,557	$342,051
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,353	$905	$15,043	$10,366

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	62	107	2,636	3,964
Shares issued in reinvestment of dividends and distributions:
Class 1	–	69	–	1,098
Shares redeemed:
Class 1	(239)	(595)	(2,836)	(4,469)
Net Increase (Decrease)	(177)	(419)	(200)	593

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Bond Market Index Account		Diversified Balanced Account
	Period Ended June 30, 2013	Period Ended December 31, 2012 (a)	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$4,657	$5,002	$(986)	$2,362
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	(2,456)	863	484	8,993
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	(27,974)	5,881	26,987	27,894
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,773)	11,746	26,485	39,249

Dividends and Distributions to Shareholders
From net investment income:
Class 2	N/A	N/A	–	(4,497)
From net realized gain on investments:
Class 2	N/A	N/A	–	(92)
Total Dividends and Distributions	N/A	N/A	–	(4,589)

Capital Share Transactions
Shares sold:
Class 1	258,673	779,223	N/A	N/A
Class 2	N/A	N/A	115,412	215,796
Shares issued in reinvestment of dividends and distributions:
Class 2	N/A	N/A	–	4,589
Shares redeemed:
Class 1	(12,819)	(37,839)	N/A	N/A
Class 2	N/A	N/A	(4,527)	(5,134)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	245,854	741,384	110,885	215,251
Total Increase (Decrease)	220,081	753,130	137,370	249,911

Net Assets
Beginning of period	753,130	–	581,734	331,823
End of period (including undistributed net investment income as set forth below)	$973,211	$753,130	$719,104	$581,734
Undistributed (Overdistributed) Net Investment Income (Loss)	$11,882	$7,225	$1,375	$2,361

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	25,492	77,546	N/A	N/A
Class 2	N/A	N/A	8,998	18,049
Shares issued in reinvestment of dividends and distributions:
Class 2	N/A	N/A	–	383
Shares redeemed:
Class 1	(1,281)	(3,747)	N/A	N/A
Class 2	N/A	N/A	(353)	(426)
Net Increase (Decrease)	24,211	73,799	8,645	18,006

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Diversified Growth Account		Diversified Income Account
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Period Ended December 31, 2012 (a)

Operations
Net investment income (loss)	$(2,121)	$7,429	$(103)	$92
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	412	15,308	30	45
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	85,192	77,902	1,081	453
Net Increase (Decrease) in Net Assets Resulting from Operations	83,483	100,639	1,008	590

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(8,590)	–	–
From net realized gain on investments:
Class 2	–	(185)	–	–
Total Dividends and Distributions	–	(8,775)	–	–

Capital Share Transactions
Shares sold:
Class 2	301,969	377,149	37,271	54,932
Shares issued in reinvestment of dividends and distributions:
Class 2	–	8,775	–	–
Shares redeemed:
Class 2	(203)	(7,219)	(7,774)	(735)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	301,766	378,705	29,497	54,197
Total Increase (Decrease)	385,249	470,569	30,505	54,787

Net Assets
Beginning of period	1,218,171	747,602	54,787	–
End of period (including undistributed net investment income as set forth below)	$1,603,420	$1,218,171	$85,292	$54,787
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,303	$7,424	$(11)	$92

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	22,684	31,078	3,431	5,270
Shares issued in reinvestment of dividends and distributions:
Class 2	–	721	–	–
Shares redeemed:
Class 2	(15)	(591)	(723)	(72)
Net Increase (Decrease)	22,669	31,208	2,708	5,198

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified International Account		Equity Income Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$6,636	$9,928	$9,360	$20,385
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	15,847	(1,954)	13,527	21,892
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	(13,453)	67,855	51,140	35,465
Net Increase (Decrease) in Net Assets Resulting from Operations	9,030	75,829	74,027	77,742

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,416)	–	(17,730)
Class 2	–	(28)	–	(665)
Total Dividends and Distributions	–	(9,444)	–	(18,395)

Capital Share Transactions
Shares sold:
Class 1	15,006	17,790	10,252	14,649
Class 2	42	109	252	760
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,416	–	17,730
Class 2	–	28	–	665
Shares redeemed:
Class 1	(28,827)	(57,097)	(53,702)	(135,657)
Class 2	(327)	(721)	(1,826)	(6,415)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,106)	(30,475)	(45,024)	(108,268)
Total Increase (Decrease)	(5,076)	35,910	29,003	(48,921)

Net Assets
Beginning of period	466,394	430,484	600,943	649,864
End of period (including undistributed net investment income as set forth below)	$461,318	$466,394	$629,946	$600,943
Undistributed (Overdistributed) Net Investment Income (Loss)	$16,918	$10,282	$30,040	$20,680

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,114	1,493	548	883
Class 2	3	9	15	46
Shares issued in reinvestment of dividends and distributions:
Class 1	–	797	–	1,064
Class 2	–	2	–	40
Shares redeemed:
Class 1	(2,139)	(4,749)	(2,869)	(8,202)
Class 2	(24)	(59)	(99)	(389)
Net Increase (Decrease)	(1,046)	(2,507)	(2,405)	(6,558)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High Quality Bond Account		Income Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$5,393	$13,334	$6,002	$13,397
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	3,865	2,961	191	893
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	(15,221)	1,044	(10,461)	11,184
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,963)	17,339	(4,268)	25,474

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(17,788)	–	(12,781)
Class 2	–	(43)	–	(160)
Total Dividends and Distributions	–	(17,831)	–	(12,941)

Capital Share Transactions
Shares sold:
Class 1	14,721	31,689	3,824	44,455
Class 2	4	80	45	102
Shares issued in reinvestment of dividends and distributions:
Class 1	–	17,788	–	12,781
Class 2	–	43	–	160
Shares redeemed:
Class 1	(35,448)	(70,679)	(15,577)	(16,746)
Class 2	(72)	(193)	(263)	(953)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(20,795)	(21,272)	(11,971)	39,799
Total Increase (Decrease)	(26,758)	(21,764)	(16,239)	52,332

Net Assets
Beginning of period	433,315	455,079	296,631	244,299
End of period (including undistributed net investment income as set forth below)	$406,557	$433,315	$280,392	$296,631
Undistributed (Overdistributed) Net Investment Income (Loss)	$20,934	$15,541	$18,788	$12,786

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,352	2,889	339	4,006
Class 2	–	7	4	9
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,655	–	1,178
Class 2	–	4	–	15
Shares redeemed:
Class 1	(3,256)	(6,430)	(1,381)	(1,501)
Class 2	(6)	(17)	(23)	(86)
Net Increase (Decrease)	(1,910)	(1,892)	(1,061)	3,621

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	International Emerging Markets Account		LargeCap Blend Account II
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$1,094	$2,085	$978	$2,282
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	5,220	403	10,638	13,153
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	(23,966)	25,188	8,292	7,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,652)	27,676	19,908	23,211

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,911)	–	(2,084)
Class 2	N/A	N/A	–	(8)
Total Dividends and Distributions	–	(1,911)	–	(2,092)

Capital Share Transactions
Shares sold:
Class 1	10,602	11,647	1,329	4,251
Class 2	N/A	N/A	20	49
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,911	–	2,084
Class 2	N/A	N/A	–	8
Shares redeemed:
Class 1	(11,339)	(30,589)	(17,256)	(34,332)
Class 2	N/A	N/A	(32)	(60)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(737)	(17,031)	(15,939)	(28,000)
Total Increase (Decrease)	(18,389)	8,734	3,969	(6,881)

Net Assets
Beginning of period	152,545	143,811	155,058	161,939
End of period (including undistributed net investment income as set forth below)	$134,156	$152,545	$159,027	$155,058
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,992	$1,898	$3,256	$2,278

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	635	732	158	561
Class 2	N/A	N/A	2	6
Shares issued in reinvestment of dividends and distributions:
Class 1	–	123	–	273
Class 2	N/A	N/A	–	1
Shares redeemed:
Class 1	(672)	(1,956)	(2,015)	(4,551)
Class 2	N/A	N/A	(3)	(8)
Net Increase (Decrease)	(37)	(1,101)	(1,858)	(3,718)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$480	$1,472	$174	$1,033
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	9,101	17,950	15,343	21,741
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	15,999	11,349	13,048	14,082
Net Increase (Decrease) in Net Assets Resulting from Operations	25,580	30,771	28,565	36,856

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(594)	–	(181)
Total Dividends and Distributions	–	(594)	–	(181)

Capital Share Transactions
Shares sold:
Class 1	16,886	28,264	9,573	14,082
Class 2	24	79	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	594	–	181
Shares redeemed:
Class 1	(14,895)	(30,153)	(17,505)	(39,102)
Class 2	(58)	(126)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,957	(1,342)	(7,932)	(24,839)
Total Increase (Decrease)	27,537	28,835	20,633	11,836

Net Assets
Beginning of period	210,955	182,120	240,585	228,749
End of period (including undistributed net investment income as set forth below)	$238,492	$210,955	$261,218	$240,585
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,950	$1,470	$1,205	$1,031

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	916	1,738	358	587
Class 2	1	5	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	36	–	8
Shares redeemed:
Class 1	(811)	(1,847)	(650)	(1,623)
Class 2	(3)	(8)	N/A	N/A
Net Increase (Decrease)	103	(76)	(292)	(1,028)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P 500 Index Account		LargeCap Value Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$9,622	$15,280	$2,211	$4,488
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	11,532	8,427	26,209	12,922
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	107,792	78,478	398	18,770
Net Increase (Decrease) in Net Assets Resulting from Operations	128,946	102,185	28,818	36,180

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(8,536)	–	(2,782)
From net realized gain on investments:
Class 1	–	(1,029)	–	–
Total Dividends and Distributions	–	(9,565)	–	(2,782)

Capital Share Transactions
Shares sold:
Class 1	195,943	296,655	24,166	12,459
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,565	–	2,782
Shares redeemed:
Class 1	(71,251)	(75,584)	(13,202)	(25,942)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	124,692	230,636	10,964	(10,701)
Total Increase (Decrease)	253,638	323,256	39,782	22,697

Net Assets
Beginning of period	916,593	593,337	222,357	199,660
End of period (including undistributed net investment income as set forth below)	$1,170,231	$916,593	$262,139	$222,357
Undistributed (Overdistributed) Net Investment Income (Loss)	$24,952	$15,330	$6,695	$4,484

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	17,109	29,668	759	468
Shares issued in reinvestment of dividends and distributions:
Class 1	–	945	–	103
Shares redeemed:
Class 1	(6,207)	(7,527)	(419)	(973)
Net Increase (Decrease)	10,902	23,086	340	(402)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Account(a)		Money Market Account
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$2,341	$5,851	$–	$–
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	25,982	32,102	–	–
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	53,552	62,499	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	81,875	100,452	–	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,842)	–	–
Class 2	–	(75)	–	–
From net realized gain on investments:
Class 1	–	(8,761)	–	–
Class 2	–	(189)	–	–
Total Dividends and Distributions	–	(13,867)	–	–

Capital Share Transactions
Shares sold:
Class 1	17,264	21,511	84,567	152,027
Class 2	157	442	215	1,016
Shares issued in reinvestment of dividends and distributions:
Class 1	–	13,603	–	–
Class 2	–	264	–	–
Shares redeemed:
Class 1	(46,754)	(90,307)	(91,990)	(170,968)
Class 2	(775)	(1,558)	(454)	(1,540)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,108)	(56,045)	(7,662)	(19,465)
Total Increase (Decrease)	51,767	30,540	(7,662)	(19,465)

Net Assets
Beginning of period	573,021	542,481	305,156	324,621
End of period (including undistributed net investment income as set forth below)	$624,788	$573,021	$297,494	$305,156
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,867	$5,526	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	333	486	84,567	152,027
Class 2	3	10	215	1,016
Shares issued in reinvestment of dividends and distributions:
Class 1	–	308	–	–
Class 2	–	6	–	–
Shares redeemed:
Class 1	(890)	(2,026)	(91,990)	(170,968)
Class 2	(15)	(35)	(454)	(1,540)
Net Increase (Decrease)	(569)	(1,251)	(7,662)	(19,465)

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital Appreciation Account		Principal LifeTime 2010 Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$971	$2,323	$111	$1,124
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	4,742	5,554	103	1,120
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	14,536	11,951	1,042	3,063
Net Increase (Decrease) in Net Assets Resulting from Operations	20,249	19,828	1,256	5,307

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,699)	–	(891)
Class 2	–	(43)	N/A	N/A
From net realized gain on investments:
Class 1	–	(1,796)	–	–
Class 2	–	(62)	N/A	N/A
Total Dividends and Distributions	–	(3,600)	–	(891)

Capital Share Transactions
Shares sold:
Class 1	1,684	3,016	3,266	4,819
Class 2	137	310	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,495	–	891
Class 2	–	105	N/A	N/A
Shares redeemed:
Class 1	(12,068)	(19,584)	(4,884)	(10,200)
Class 2	(436)	(1,239)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,683)	(13,897)	(1,618)	(4,490)
Total Increase (Decrease)	9,566	2,331	(362)	(74)

Net Assets
Beginning of period	150,631	148,300	47,361	47,435
End of period (including undistributed net investment income as set forth below)	$160,197	$150,631	$46,999	$47,361
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,319	$2,348	$1,234	$1,123

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	63	131	278	437
Class 2	5	13	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	153	–	81
Class 2	–	5	N/A	N/A
Shares redeemed:
Class 1	(461)	(849)	(416)	(929)
Class 2	(17)	(54)	N/A	N/A
Net Increase (Decrease)	(410)	(601)	(138)	(411)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2020 Account		Principal LifeTime 2030 Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$342	$4,632	$153	$1,925
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	2,180	504	1,537	1,371
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	7,284	22,493	3,665	9,135
Net Increase (Decrease) in Net Assets Resulting from Operations	9,806	27,629	5,355	12,431

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,499)	–	(1,418)
Total Dividends and Distributions	–	(3,499)	–	(1,418)

Capital Share Transactions
Shares sold:
Class 1	10,901	13,984	6,492	10,860
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,499	–	1,418
Shares redeemed:
Class 1	(14,688)	(25,667)	(5,123)	(10,265)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,787)	(8,184)	1,369	2,013
Total Increase (Decrease)	6,019	15,946	6,724	13,026

Net Assets
Beginning of period	208,355	192,409	92,672	79,646
End of period (including undistributed net investment income as set forth below)	$214,374	$208,355	$99,396	$92,672
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,974	$4,632	$2,078	$1,925

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	866	1,209	510	936
Shares issued in reinvestment of dividends and distributions:
Class 1	–	304	–	123
Shares redeemed:
Class 1	(1,160)	(2,234)	(400)	(887)
Net Increase (Decrease)	(294)	(721)	110	172

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2040 Account		Principal LifeTime 2050 Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$39	$488	$27	$294
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	165	(27)	128	(49)
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	1,593	3,138	1,069	1,995
Net Increase (Decrease) in Net Assets Resulting from Operations	1,797	3,599	1,224	2,240

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(377)	–	(212)
Total Dividends and Distributions	–	(377)	–	(212)

Capital Share Transactions
Shares sold:
Class 1	5,868	6,230	1,969	3,593
Shares issued in reinvestment of dividends and distributions:
Class 1	–	377	–	212
Shares redeemed:
Class 1	(2,437)	(6,292)	(1,109)	(2,303)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,431	315	860	1,502
Total Increase (Decrease)	5,228	3,537	2,084	3,530

Net Assets
Beginning of period	25,647	22,110	16,352	12,822
End of period (including undistributed net investment income as set forth below)	$30,875	$25,647	$18,436	$16,352
Undistributed (Overdistributed) Net Investment Income (Loss)	$527	$488	$321	$294

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	445	528	150	306
Shares issued in reinvestment of dividends and distributions:
Class 1	–	32	–	18
Shares redeemed:
Class 1	(185)	(541)	(84)	(197)
Net Increase (Decrease)	260	19	66	127

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2060 Account	Principal LifeTime Strategic Income Account

Amounts in thousands
	Period Ended June 30, 2013 (a)	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$–	$105	$881
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	–	60	358
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	–	(38)	1,647
Net Increase (Decrease) in Net Assets Resulting from Operations	–	127	2,886

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(572)
Total Dividends and Distributions	–	–	(572)

Capital Share Transactions
Shares sold:
Class 1	10	4,727	5,987
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	572
Shares redeemed:
Class 1	–	(4,023)	(5,691)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10	704	868
Total Increase (Decrease)	10	831	3,182

Net Assets
Beginning of period	–	32,756	29,574
End of period (including undistributed net investment income as set forth below)	$10	$33,587	$32,756
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$986	$881

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1	418	556
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	53
Shares redeemed:
Class 1	–	(358)	(527)
Net Increase (Decrease)	1	60	82

(a) Period from May 1, 2013, date operations commenced, through June 30, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$1,476	$1,859	$483	$23,332
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	6,397	23,230	7,124	12,962
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	146	(2,802)	49,079	71,687
Net Increase (Decrease) in Net Assets Resulting from Operations	8,019	22,287	56,686	107,981

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,865)	–	(5,577)
Class 2	–	(3)	–	(403)
From net realized gain on investments:
Class 1	–	–	–	(9,699)
Class 2	–	–	–	(1,140)
Total Dividends and Distributions	–	(1,868)	–	(16,819)

Capital Share Transactions
Shares sold:
Class 1	11,491	19,766	18,694	21,904
Class 2	5	5	2,156	5,063
Shares issued in acquisition:
Class 1	N/A	N/A	57,716	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,865	–	15,276
Class 2	–	3	–	1,543
Shares redeemed:
Class 1	(13,557)	(49,256)	(57,226)	(88,160)
Class 2	(13)	(79)	(6,607)	(15,560)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,074)	(27,696)	14,733	(59,934)
Total Increase (Decrease)	5,945	(7,277)	71,419	31,228

Net Assets
Beginning of period	133,326	140,603	907,588	876,360
End of period (including undistributed net investment income as set forth below)	$139,271	$133,326	$979,007	$907,588
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,242	$1,766	$23,809	$23,326

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	642	1,247	1,081	1,393
Class 2	1	–	126	323
Shares issued in acquisition:
Class 1	N/A	N/A	3,298	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	114	–	969
Class 2	–	–	–	99
Shares redeemed:
Class 1	(761)	(3,109)	(3,312)	(5,582)
Class 2	(1)	(5)	(386)	(997)
Net Increase (Decrease)	(119)	(1,753)	807	(3,795)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative Balanced Portfolio		SAM Conservative Growth Portfolio
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$196	$6,191	$(160)	$4,289
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	836	2,612	1,570	3,422
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	6,377	12,551	17,751	21,393
Net Increase (Decrease) in Net Assets Resulting from Operations	7,409	21,354	19,161	29,104

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,552)	–	(629)
Class 2	–	(90)	–	(167)
From net realized gain on investments:
Class 1	–	(2,377)	–	–
Class 2	–	(196)	–	–
Total Dividends and Distributions	–	(4,215)	–	(796)

Capital Share Transactions
Shares sold:
Class 1	18,943	22,781	8,882	18,266
Class 2	352	1,545	4,008	5,772
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,929	–	629
Class 2	–	286	–	167
Shares redeemed:
Class 1	(11,058)	(29,655)	(8,557)	(25,590)
Class 2	(1,444)	(2,745)	(5,194)	(10,333)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,793	(3,859)	(861)	(11,089)
Total Increase (Decrease)	14,202	13,280	18,300	17,219

Net Assets
Beginning of period	206,221	192,941	227,853	210,634
End of period (including undistributed net investment income as set forth below)	$220,423	$206,221	$246,153	$227,853
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,387	$6,191	$4,128	$4,288

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,458	1,875	484	1,127
Class 2	27	129	223	359
Shares issued in reinvestment of dividends and distributions:
Class 1	–	325	–	38
Class 2	–	24	–	10
Shares redeemed:
Class 1	(852)	(2,440)	(468)	(1,569)
Class 2	(112)	(228)	(288)	(641)
Net Increase (Decrease)	521	(315)	(49)	(676)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$681	$8,082	$(172)	$2,357
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	855	3,601	790	2,799
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	3,567	10,209	15,597	17,348
Net Increase (Decrease) in Net Assets Resulting from Operations	5,103	21,892	16,215	22,504

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,288)	–	(206)
Class 2	–	(171)	–	–
From net realized gain on investments:
Class 1	–	(3,038)	–	–
Class 2	–	(292)	–	–
Total Dividends and Distributions	–	(5,789)	–	(206)

Capital Share Transactions
Shares sold:
Class 1	17,417	30,102	8,336	14,194
Class 2	549	2,080	2,721	5,804
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,326	–	206
Class 2	–	463	–	–
Shares redeemed:
Class 1	(20,050)	(21,947)	(6,142)	(20,293)
Class 2	(1,020)	(2,672)	(4,350)	(8,509)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,104)	13,352	565	(8,598)
Total Increase (Decrease)	1,999	29,455	16,780	13,700

Net Assets
Beginning of period	235,295	205,840	162,345	148,645
End of period (including undistributed net investment income as set forth below)	$237,294	$235,295	$179,125	$162,345
Undistributed (Overdistributed) Net Investment Income (Loss)	$8,762	$8,081	$2,185	$2,357

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,263	2,299	412	798
Class 2	40	160	135	331
Shares issued in reinvestment of dividends and distributions:
Class 1	–	410	–	12
Class 2	–	36	–	–
Shares redeemed:
Class 1	(1,456)	(1,681)	(304)	(1,138)
Class 2	(74)	(206)	(216)	(481)
Net Increase (Decrease)	(227)	1,018	27	(478)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$2,153	$4,927	$183	$368
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	1,023	1,594	3,556	6,668
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	(2,748)	5,755	4,276	(403)
Net Increase (Decrease) in Net Assets Resulting from Operations	428	12,276	8,015	6,633

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,475)	–	–
Class 2	–	(23)	N/A	N/A
Total Dividends and Distributions	–	(5,498)	–	–

Capital Share Transactions
Shares sold:
Class 1	22,783	57,951	2,068	1,459
Class 2	2	70	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,475	–	–
Class 2	–	23	N/A	N/A
Shares redeemed:
Class 1	(23,892)	(36,086)	(3,665)	(7,778)
Class 2	(57)	(382)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,164)	27,051	(1,597)	(6,319)
Total Increase (Decrease)	(736)	33,829	6,418	314

Net Assets
Beginning of period	263,696	229,867	47,469	47,155
End of period (including undistributed net investment income as set forth below)	$262,960	$263,696	$53,887	$47,469
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,079	$4,926	$552	$369

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	8,681	22,399	193	163
Class 2	1	27	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,130	–	–
Class 2	–	9	N/A	N/A
Shares redeemed:
Class 1	(9,103)	(13,923)	(347)	(871)
Class 2	(22)	(147)	N/A	N/A
Net Increase (Decrease)	(443)	10,495	(154)	(708)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$(179)	$(290)	$507	$1,199
Net realized gain (loss) on investments, foreign currencies, futures,
and swap agreements	4,788	5,646	11,533	8,772
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements, and translation of assets and liabilities in foreign currencies	5,113	2,637	5,087	10,039
Net Increase (Decrease) in Net Assets Resulting from Operations	9,722	7,993	17,127	20,010

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(815)
Class 2	–	–	–	(1)
Total Dividends and Distributions	–	–	–	(816)

Capital Share Transactions
Shares sold:
Class 1	1,589	3,478	3,048	3,560
Class 2	38	105	7	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	815
Class 2	–	–	–	1
Shares redeemed:
Class 1	(5,220)	(9,423)	(11,330)	(22,614)
Class 2	(128)	(314)	(5)	(27)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,721)	(6,154)	(8,280)	(18,265)
Total Increase (Decrease)	6,001	1,839	8,847	929

Net Assets
Beginning of period	52,088	50,249	101,344	100,415
End of period (including undistributed net investment income as set forth below)	$58,089	$52,088	$110,191	$101,344
Undistributed (Overdistributed) Net Investment Income (Loss)	$(179)	$–	$1,693	$1,186

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	116	287	176	247
Class 2	3	8	1	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	56
Shares redeemed:
Class 1	(378)	(782)	(642)	(1,565)
Class 2	(10)	(26)	–	(2)
Net Increase (Decrease)	(269)	(513)	(465)	(1,264)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the period ended June 30, 2013, would have been $803,000 of net investment income, $59,113,000 of net realized and unrealized gain on investments, and $59,916,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

Effective May 1, 2013, the initial purchase of $10,000 of Class 1 shares of Principal LifeTime 2060 Account was made by the Manager.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

The Accounts (with the exception of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
Japanese Yen	18.2%	Hong Kong Dollar	17.5%
British Pound	17.4	Taiwan Dollar	14.9
Euro	15.9	South Korean Won	14.6
Canadian Dollar	7.7	Brazilian Real	7.7
Swiss Franc	6.0	Indian Rupee	6.2
Hong Kong Dollar	5.1	South African Rand	6.0

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2013, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2013, Diversified International Account had no foreign tax refund receivable and no deferred tax liability and International Emerging Markets Account had a foreign tax refund receivable of $34,000 and no deferred tax liability, relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2013, Diversified International Account, International Emerging Markets Account, LargeCap Blend Account II, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, Principal Capital Appreciation Account, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2013, International Emerging Markets Account, LargeCap S&P 500 Index Account, and Short-Term Income Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Account has financial instruments that are subject to Master Agreements or similar agreements.

Financial assets subject to Master Agreements or similar agreements were as follows (amounts in thousands):

		Gross amounts not offset
		in the Statements of Assets and Liabilities
	Gross amount
	of recognized assets	Financial instruments*	Collateral received	Net amount
June 30, 2013
Derivative assets	$410	$(53)	$ —	$357

Financial liabilities subject to Master Agreements or similar agreements were as follows (amounts in thousands):

		Gross amounts not offset
		in the Statements of Assets and Liabilities
	Gross amount of
	recognized liabilities	Financial instruments*	Collateral pledged	Net amount
June 30, 2013
Derivative liabilities	$53	$(410)	$(341)	$(698)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

The financial instruments that are subject to Master Agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of June 30, 2013 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount

Details of swap agreements open at year end are included in the Accounts' schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging instruments	Asset Derivatives June 30, 2013 Statement of Assets and Liabilities Location		Fair Value	Liability Derivatives June 30, 2013 Statement of Assets and Liabilities Location	Fair Value
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$235	Payables, Net Assets Consist of Net unrealized	$53
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$175	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	410		$53
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$91	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$91	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$142	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$5	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$13	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$34	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$22	$(2)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$(206)	$182
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Swap	$(15)	$148
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
		$(221)	$330

	Total
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$760	$(103)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$701	$(119)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$4,863	$(343)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$164	$(8)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Account
Interest Rate contracts	Net realized gain (loss) from Futures	$78	$(24)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$167	$(5)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$351	$(69)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$963	$(154)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these accounts. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Account	Asset Type	Fair Value at 06/30/13	Valuation Technique	Unobservable input	Input Values (s)
Government & High Quality Bond Account	Bonds	$6,605	Third Party Vendor	Broker Quote	$86.00 - 101.45

Short-Term Income Account	Bonds	2,494	Indicative Market Quotations	Broker Quote	99.75
	Bonds	—	Benchmark Pricing	Base Price	0.00
		2,494

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred from Level 1 to Level 2 as of June 30, 2013 due to a security being thinly traded.

Account	Amount transferred
Diversified International Account	$1,307,806
International Emerging Markets Account	$2,528,527

The following is a summary of the inputs used as of June 30, 2013 in valuing the Accounts' securities carried at value (amounts shown in thousands):

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds		$—	$9,958	$49	$10,007
Common Stocks*		30,652	—	—	30,652
Repurchase Agreements		—	603	—	603
Senior Floating Rate Interests		—	5	—	5
U.S. Government & Government Agency Obligations		—	9,240	—	9,240
	Total investments in securities $	30,652	$19,806	$49	$50,507

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Account
Bonds		$—	$194,959	$468	$195,427
Common Stocks*		—	—	—	—
Preferred Stocks
Financial		832	190	—	1,022
Repurchase Agreements		—	4,964	—	4,964
Senior Floating Rate Interests		—	12,516	—	12,516
U.S. Government & Government Agency Obligations		—	149,497	—	149,497
	Total investments in securities $	832	$362,126	$468	$363,426
Assets
Credit Contracts**
Credit Default Swaps		$—	$235	$—	$235
Interest Rate Contracts**
Interest Rate Swaps		$—	$175	$—	$175
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(53)	$—	$(53)

Bond Market Index Account
Bonds		$—	$306,403	$634	$307,037
Municipal Bonds		—	8,039	—	8,039
U.S. Government & Government Agency Obligations		—	635,174	—	635,174
	Total investments in securities $	—	$949,616	$634	$950,250

Diversified Balanced Account
Investment Companies		$712,829	$—	$—	$712,829
	Total investments in securities $	712,829	$—	$—	$712,829

Diversified Growth Account
Investment Companies		$1,590,171	$—	$—	$1,590,171
	Total investments in securities $	1,590,171	$—	$—	$1,590,171

Diversified Income Account
Investment Companies		$84,228	$—	$—	$84,228
	Total investments in securities $	84,228	$—	$—	$84,228

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$4,950	$22,154	$—	$27,104
Communications		2,650	37,440	—	40,090
Consumer, Cyclical		7,133	58,800	—	65,933
Consumer, Non-cyclical		6,068	76,061	—	82,129
Diversified		531	834	—	1,365
Energy		13,174	20,252	—	33,426
Financial		13,092	113,223	—	126,315
Industrial		7,126	37,282	—	44,408
Technology		1,206	20,152	—	21,358
Utilities		340	8,825	—	9,165
Preferred Stocks
Basic Materials		—	922	—	922
Communications		—	730	—	730
Financial		—	1,452	—	1,452
Repurchase Agreements		—	1,317	—	1,317
	Total investments in securities $	56,270	$399,444	$—	$455,714

Equity Income Account
Common Stocks*		$615,994	$—	$—	$615,994
Repurchase Agreements		—	7,201	—	7,201
	Total investments in securities $	615,994	$7,201	$—	$623,195

Government & High Quality Bond Account
Bonds		$—	$121,167	$6,605	$127,772
Repurchase Agreements		—	6,836	—	6,836
U.S. Government & Government Agency Obligations		—	268,804	—	268,804
	Total investments in securities $	—	$396,807	$6,605	$403,412

Income Account
Bonds		$—	$198,460	$1,824	$200,284
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,352	—	3,352
Repurchase Agreements		—	4,425	—	4,425
Senior Floating Rate Interests		—	2,858	—	2,858
U.S. Government & Government Agency Obligations		—	63,438	—	63,438
	Total investments in securities $	—	$272,533	$1,824	$274,357

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Account
Common Stocks
Basic Materials		$2,344	$4,800	$—	$7,144
Communications		3,685	14,041	—	17,726
Consumer, Cyclical		248	11,020	—	11,268
Consumer, Non-cyclical		9,540	3,755	—	13,295
Diversified		694	1,098	—	1,792
Energy		5,712	8,107	—	13,819
Financial		6,524	27,547	—	34,071
Industrial		—	7,435	—	7,435
Technology		—	15,976	—	15,976
Utilities		288	4,391	—	4,679
Preferred Stocks
Basic Materials		—	1,398	—	1,398
Communications		—	807	—	807
Financial		—	2,037	—	2,037
Repurchase Agreements		—	461	—	461
	Total investments in securities $	29,035	$102,873	$—	$131,908

LargeCap Blend Account II
Common Stocks*		$154,334	$—	$—	$154,334
Repurchase Agreements		—	2,790	—	2,790
	Total investments in securities $	154,334	$2,790	$—	$157,124
Liabilities
Equity Contracts**
Futures		$(91)	$—	$—	$(91)

LargeCap Growth Account
Common Stocks*		$232,769	$—	$—	$232,769
Repurchase Agreements		—	3,778	—	3,778
	Total investments in securities $	232,769	$3,778	$—	$236,547

LargeCap Growth Account I
Common Stocks*		$256,024	$—	$—	$256,024
Repurchase Agreements		—	3,212	—	3,212
	Total investments in securities $	256,024	$3,212	$—	$259,236
Liabilities
Equity Contracts**
Futures		$(91)	$—	$—	$(91)

LargeCap S&P 500 Index Account
Common Stocks*		$1,111,951	$—	$—	$1,111,951
Repurchase Agreements		—	30,244	—	30,244
	Total investments in securities $	1,111,951	$30,244	$—	$1,142,195

Liabilities
Equity Contracts**
Futures		$(142)	$—	$—	$(142)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Account
Common Stocks*		$254,098	$—	$—	$254,098
Repurchase Agreements		—	1,583	—	1,583
	Total investments in securities $	254,098	$1,583	$—	$255,681
Liabilities
Equity Contracts**
Futures		$(5)	$—	$—	$(5)
MidCap Account
Common Stocks*		$623,420	$—	$—	$623,420
Repurchase Agreements		—	791	—	791
	Total investments in securities $	623,420	$791	$—	$624,211
Money Market Account
Bonds		$—	$27,119	$—	$27,119
Certificate of Deposit		—	5,200	—	5,200
Commercial Paper		—	220,620	—	220,620
Investment Companies		12,095	—	—	12,095
Municipal Bonds		—	24,470	—	24,470
Repurchase Agreements		—	15,000	—	15,000
	Total investments in securities $	12,095	$292,409	$—	$304,504
Principal Capital Appreciation Account
Common Stocks*		$156,823	$—	$—	$156,823
Repurchase Agreements		—	1,919	—	1,919
	Total investments in securities $	156,823	$1,919	$—	$158,742
Principal LifeTime 2010 Account
Investment Companies		$46,993	$—	$—	$46,993
	Total investments in securities $	46,993	$—	$—	$46,993
Principal LifeTime 2020 Account
Investment Companies		$214,253	$—	$—	$214,253
	Total investments in securities $	214,253	$—	$—	$214,253
Principal LifeTime 2030 Account
Investment Companies		$99,252	$—	$—	$99,252
	Total investments in securities $	99,252	$—	$—	$99,252
Principal LifeTime 2040 Account
Investment Companies		$30,844	$—	$—	$30,844
	Total investments in securities $	30,844	$—	$—	$30,844
Principal LifeTime 2050 Account
Investment Companies		$18,415	$—	$—	$18,415
	Total investments in securities $	18,415	$—	$—	$18,415
Principal LifeTime 2060 Account
Investment Companies		$10	$—	$—	$10
	Total investments in securities $	10	$—	$—	$10

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime Strategic Income Account
Investment Companies		$33,673	$—	$—	$33,673
	Total investments in securities $	33,673	$—	$—	$33,673
Real Estate Securities Account
Common Stocks*		$139,488	$—	$—	$139,488
Repurchase Agreements		—	196	—	196
	Total investments in securities $	139,488	$196	$—	$139,684
SAM Balanced Portfolio
Investment Companies		$971,359	$—	$—	$971,359
	Total investments in securities $	971,359	$—	$—	$971,359
SAM Conservative Balanced Portfolio
Investment Companies		$217,324	$—	$—	$217,324
	Total investments in securities $	217,324	$—	$—	$217,324
SAM Conservative Growth Portfolio
Investment Companies		$246,007	$—	$—	$246,007
	Total investments in securities $	246,007	$—	$—	$246,007
SAM Flexible Income Portfolio
Investment Companies		$238,183	$—	$—	$238,183
	Total investments in securities $	238,183	$—	$—	$238,183
SAM Strategic Growth Portfolio
Investment Companies		$178,946	$—	$—	$178,946
	Total investments in securities $	178,946	$—	$—	$178,946
Short-Term Income Account
Bonds		$—	$251,724	$2,494	$254,218
Repurchase Agreements		—	3,586	—	3,586
U.S. Government & Government Agency Obligations		—	1,103	—	1,103
	Total investments in securities $	—	$256,413	$2,494	$258,907
SmallCap Blend Account
Common Stocks
Basic Materials		$1,489	$—	$—	$1,489
Communications		2,936	—	—	2,936
Consumer, Cyclical		8,572	—	—	8,572
Consumer, Non-cyclical		9,834	13	—	9,847
Energy		3,825	—	—	3,825
Financial		10,612	—	—	10,612
Industrial		7,903	—	—	7,903
Technology		5,995	—	—	5,995
Utilities		1,686	—	—	1,686
Repurchase Agreements		—	504	—	504
	Total investments in securities $	52,852	$517	$—	$53,369
Assets
Equity Contracts**
Futures		$2	$—	$—	$2

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Account II
Common Stocks*		$55,525	$—	$—	$55,525
Repurchase Agreements		—	1,898	—	1,898
	Total investments in securities $	55,525	$1,898	$—	$57,423
Liabilities
Equity Contracts**
Futures		$(13)	$—	$—	$(13)

SmallCap Value Account I
Common Stocks*		$102,638	$—	$—	$102,638
Repurchase Agreements		—	1,214	—	1,214
	Total investments in securities $	102,638	$1,214	$—	$103,852
Liabilities
Equity Contracts**
Futures		$(34)	$—	$—	$(34)

*For additional detail regarding sector classifications, please see the Schedules of Investments. **Futures and swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used Level 3 inputs to determine fair value are as follows (amounts in thousands):

Fund	Value December 31, 2012		Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value June 30, 2013		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013

Government & High Quality Bond Account
Bonds		$5,135	$—	$(28)	$1,498	$—	$—	$—		$6,605	$(31)
	Total $	5,135	$—	$(28)	$1,498	$—	$—	$—		$6,605	$(31)

Short-Term Income Account
Bonds		$3,388	$—	$(6)	$2,500	$—	$—	$(3,388	) $	2,494	$(6)
	Total $	3,388	$—	$(6)	$2,500	$—	$—	$(3,388	) $	2,494	$(6)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)

	First $100	Next $100	Next $100	Next $100	Thereafter
Balanced Account	.60%	.55%	.50%	.45%	.40%
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)

	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

	Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

All Net Assets

Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Growth Account	.05
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2014. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2012 through June 30, 2013
	Class 1	Class 2	Expiration
Principal LifeTime 2060 Account	.13%	N/A	April 30, 2014
SmallCap Value Account I	.99	1.24%	April 30, 2014

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2013, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Balanced Account	3,025	Principal LifeTime 2020 Account	17,072
Bond & Mortgage Securities Account	23,235	Principal LifeTime 2030 Account	7,770
Bond Market Index Account	15	Principal LifeTime 2040 Account	2,330
Diversified International Account	22,738	Principal LifeTime 2050 Account	1,398
Equity Income Account	17,061	Principal LifeTime 2060 Account	1
Government & High Quality Bond Account	20,446	Principal LifeTime Strategic Income Account	3,028
International Emerging Markets Account	7,078	Real Estate Securities Account	7,829
LargeCap Blend Account II	16,991	SAM Balanced Portfolio	46,417
LargeCap Growth Account	4,137	SAM Conservative Balanced Portfolio	15,241
LargeCap Growth Account I	7,974	SAM Conservative Growth Portfolio	6,076
LargeCap S&P 500 Index Account	12,367	SAM Flexible Income Portfolio	14,915
LargeCap Value Account	4,758	SAM Strategic Growth Portfolio	4,225
MidCap Account	10,118	Short-Term Income Account	70,355
Money Market Account	293,433	SmallCap Blend Account	4,919
Principal Capital Appreciation Account	507	SmallCap Growth Account II	3,446
Principal LifeTime 2010 Account	4,030	SmallCap Value Account I	5,961

	Class 2		Class 2
Diversified Balanced Account	56,016	Diversified Income Account	7,906
Diversified Growth Account	119,850

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

6. Investment Transactions

For the period ended June 30, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$35,314	$38,025	Principal LifeTime 2010 Account	$5,201	$6,727
Bond & Mortgage Securities Account	309,060	295,878	Principal LifeTime 2020 Account	35,807	39,907
Bond Market Index Account	664,440	529,516	Principal LifeTime 2030 Account	17,967	16,899
Diversified Balanced Account	134,347	31,507	Principal LifeTime 2040 Account	8,945	5,397
Diversified Growth Account	340,936	54,415	Principal LifeTime 2050 Account	4,219	3,324
Diversified Income Account	38,330	9,885	Principal LifeTime 2060 Account	10	—
Diversified International Account	188,709	201,335	Principal LifeTime Strategic Income
Equity Income Account	54,563	87,734	Account	4,897	4,064
Government & High Quality Bond Account	85,420	93,567	Real Estate Securities Account	24,910	24,537
Income Account	27,403	29,143	SAM Balanced Portfolio	61,288	55,139
International Emerging Markets Account	95,725	97,307	SAM Conservative Balanced Portfolio	12,800	9,754
LargeCap Blend Account II	37,686	52,255	SAM Conservative Growth Portfolio	6,728	7,963
LargeCap Growth Account	68,684	62,362	SAM Flexible Income Portfolio	14,029	15,082
LargeCap Growth Account I	52,957	60,131	SAM Strategic Growth Portfolio	5,562	5,418
LargeCap S&P 500 Index Account	137,780	28,393	Short-Term Income Account	86,979	80,665
LargeCap Value Account	173,196	166,759	SmallCap Blend Account	19,965	20,837
MidCap Account	48,030	79,314	SmallCap Growth Account II	20,139	24,264
Principal Capital Appreciation Account	4,658	13,984	SmallCap Value Account I	32,099	43,078

For the period ended June 30, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$5,213	$4,854	Government & High Quality Bond Account	$13,961	$22,361
Bond & Mortgage Securities Account	111,538	112,044	Income Account	—	27
Bond Market Index Account	535,718	432,917	Short-Term Income Account	—	8

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2013 and December 31, 2012 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain
		2013	2012		2013	2012	*
Balanced Account	$	— $	1,032	$	— $	—
Bond & Mortgage Securities Account		—	12,569		—	—
Diversified Balanced Account		—	4,581		—	8
Diversified Growth Account		—	8,758		—	17
Diversified International Account		—	9,444		—	—
Equity Income Account		—	18,395		—	—
Government & High Quality Bond Account		—	17,831		—	—
Income Account		—	12,941		—	—
International Emerging Markets Account		—	1,911		—	—
LargeCap Blend Account II		—	2,092		—	—
LargeCap Growth Account		—	594		—	—
LargeCap Growth Account I		—	181		—	—
LargeCap S&P 500 Index Account		—	8,536		—	1,029
LargeCap Value Account		—	2,782		—	—
MidCap Account		—	4,917		—	8,950
Principal Capital Appreciation Account		—	2,759		—	841
Principal LifeTime 2010 Account		—	891		—	—
Principal LifeTime 2020 Account		—	3,499		—	—
Principal LifeTime 2030 Account		—	1,418		—	—
Principal LifeTime 2040 Account		—	377		—	—
Principal LifeTime 2050 Account		—	212		—	—
Principal LifeTime Strategic Income Account		—	572		—	—
Real Estate Securities Account		—	1,868		—	—
SAM Balanced Portfolio		—	5,980		—	10,839
SAM Conservative Balanced Portfolio		—	2,453		—	1,762
SAM Conservative Growth Portfolio		—	796		—	—
SAM Flexible Income Portfolio		—	3,005		—	2,784
SAM Strategic Growth Portfolio		—	206		—	—
Short-Term Income Account		—	5,498		—	—
SmallCap Value Account I		—	816		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2012, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Balanced Account	$914	$—
Bond & Mortgage Securities Account	11,071	—
Bond Market Index Account	7,225	—
Diversified Balanced Account	4,104	7,267
Diversified Growth Account	10,706	12,059
Diversified Income Account	95	42
Diversified International Account	12,246	—
Equity Income Account	19,460	—
Government & High Quality Bond Account	15,579	—
Income Account	14,140	—
International Emerging Markets Account	2,285	—
LargeCap Blend Account II	2,278	—
LargeCap Growth Account	1,471	—
LargeCap Growth Account I	1,031	8,108
LargeCap S&P 500 Index Account	17,280	7,811
LargeCap Value Account	4,484	—
MidCap Blend Account	11,747	26,630
Principal Capital Appreciation Account	2,407	5,430
Principal LifeTime 2010 Account	1,124	—
Principal LifeTime 2020 Account	4,632	—
Principal LifeTime 2030 Account	1,925	500
Principal LifeTime 2040 Account	488	—
Principal LifeTime 2050 Account	294	—
Principal LifeTime Strategic Income Account	881	—
Real Estate Securities Account	1,767	—
SAM Balanced Portfolio	23,777	11,172
SAM Conservative Balanced Portfolio	6,346	2,087
SAM Conservative Growth Portfolio	4,288	—
SAM Flexible Income Portfolio	8,200	2,947
SAM Strategic Growth Portfolio	2,357	—
Short-Term Income Account	4,926	—
SmallCap Blend Account	369	—
SmallCap Value Account I	1,274	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2012, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2012, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:					No Expiration
							Short-	Long-
		2014	2015	2016	2017	2018	Term	Term	Total
Balanced Account	$	— $	— $	— $	7,158	$—	$—	$—	$7,158
Bond & Mortgage Securities Account		—	164	13,678	23,287	—	—	—	37,129
Bond Market Index Account		—	—	—	—	—	1,302	—	1,302
Diversified International Account		—	—	69,551	99,463	—	2,826	—	171,840
Equity Income Account		—	—	27,201	62,984	—	—	—	90,185
Government & High Quality Bond Account		253	436	21,130	4,321	—	—	—	26,140
Income Account		—	—	—	2,836	1,584	232	735	5,387
International Emerging Markets Account		—	—	—	18,492	—	—	—	18,492
LargeCap Blend Account II		—	—	—	30,706	—	—	—	30,706
LargeCap Growth Account		—	—	—	43,353	—	—	—	43,353
LargeCap Value Account		—	—	8,067	27,740	—	—	—	35,807
Money Market Account		—	—	6	4	—	—	—	10
Principal LifeTime 2010 Account		—	—	—	1,694	3,859	—	—	5,553
Principal LifeTime 2020 Account		—	—	—	5,386	14,456	—	—	19,842
Principal LifeTime 2040 Account		—	—	—	428	1,482	6	26	1,942
Principal LifeTime 2050 Account		—	—	—	174	907	—	48	1,129
Principal LifeTime Strategic Income Account		—	—	—	803	1,703	—	—	2,506
Real Estate Securities Account		—	—	—	9,949	—	—	—	9,949
SAM Conservative Growth Portfolio		—	—	—	1,137	3,484	—	—	4,621
SAM Strategic Growth Portfolio		—	—	—	—	632	—	—	632
Short-Term Income Account		—	913	10,846	8,298	—	—	—	20,057
SmallCap Blend Account		—	—	—	6,442	—	—	—	6,442
SmallCap Growth Account II		—	—	4,056	21,143	—	—	—	25,199
SmallCap Value Account I		—	—	—	10,316	—	—	—	10,316

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2012, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Balanced Account	$2,905
Bond & Mortgage Securities Account	5,431
Equity Income Account	24,362
Government & High Quality Bond Account	691
Income Account	257
International Emerging Markets Account	170
LargeCap Blend Account II	11,453
LargeCap Growth Account	17,897
LargeCap Growth Account I	13,402
LargeCap Value Account	11,249
Principal LifeTime 2010 Account	1,076
Principal LifeTime 2020 Account	491
Principal LifeTime 2030 Account	857
Principal LifeTime Strategic Income Account	349
Real Estate Securities Account	20,651
SAM Conservative Growth Portfolio	2,920
SAM Strategic Growth Portfolio	2,613
Short-Term Income Account	1,635
SmallCap Blend Account	6,603
SmallCap Growth Account II	5,351
SmallCap Value Account I	8,125

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2012, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital

Balanced Account	$(57)	$106	$(49)
Bond & Mortgage Securities Account	701	(701)	—
Bond Market Index Account	2,223	(2,223)	—
Diversified Balanced Account	—	(7)	7
Diversified International Account	636	(636)	—
Equity Income Account	(1,257)	1,465	(208)
Government & High Quality Bond Account	2,261	(2,261)	—
Income Account	637	(637)	—
International Emerging Markets Account	(187)	187	—
LargeCap Growth Account	(12)	12	—
LargeCap Growth Account I	(3)	3	—
LargeCap S&P 500 Index Account	(4)	4	—
MidCap Blend Account	3,927	(3,927)	—
Principal Capital Appreciation Account	(1)	1	—
Real Estate Securities Account	15	(15)	—
Short-Term Income Account	1	(1)	—
SmallCap Blend Account	1	—	(1)
SmallCap Growth Account II	290	—	(290)
SmallCap Value Account I	(16)	16	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for federal income tax purposes

Balanced Account	$4,452	$(908)	$3,544	$46,963
Bond & Mortgage Securities Account	4,715	(9,085)	(4,370)	367,796
Bond Market Index Account	1,423	(23,613)	(22,190)	972,440
Diversified Balanced Account	72,041	(5,367)	66,674	646,155
Diversified Growth Account	191,995	(9,575)	182,420	1,407,751
Diversified Income Account	2,989	(1,455)	1,534	82,694
Diversified International Account	69,846	(15,953)	53,893	401,821
Equity Income Account	194,127	(12,121)	182,006	441,189
Government & High Quality Bond Account	9,517	(7,330)	2,187	401,225
Income Account	18,015	(3,571)	14,444	259,913
International Emerging Markets Account	8,410	(13,357)	(4,947)	136,855
LargeCap Blend Account II	27,956	(1,767)	26,189	130,935
LargeCap Growth Account	62,386	(1,921)	60,465	176,082
LargeCap Growth Account I	65,039	(3,614)	61,425	197,811
LargeCap S&P 500 Index Account	239,329	(27,915)	211,414	930,781
LargeCap Value Account	33,089	(3,664)	29,425	226,256
MidCap Account	194,700	(6,026)	188,674	435,537
Money Market Account	—	—	—	304,504
Principal Capital Appreciation Account	67,016	(2,430)	64,586	94,156
Principal LifeTime 2010 Account	4,846	(1,512)	3,334	43,659
Principal LifeTime 2020 Account	26,489	(8,729)	17,760	196,493
Principal LifeTime 2030 Account	17,279	(2,487)	14,792	84,460
Principal LifeTime 2040 Account	4,311	(1,115)	3,196	27,648
Principal LifeTime 2050 Account	2,792	(698)	2,094	16,321
Principal LifeTime 2060 Account	—	—	—	10
Principal LifeTime Strategic Income Account	2,535	(666)	1,869	31,804
Real Estate Securities Account	28,677	(1,226)	27,451	112,233
SAM Balanced Portfolio	201,445	(2,025)	199,420	771,939
SAM Conservative Balanced Portfolio	32,542	(468)	32,074	185,250
SAM Conservative Growth Portfolio	53,224	(1,957)	51,267	194,740
SAM Flexible Income Portfolio	28,291	(337)	27,954	210,229
SAM Strategic Growth Portfolio	40,946	(1,953)	38,993	139,953
Short-Term Income Account	4,210	(1,287)	2,923	255,984
SmallCap Blend Account	10,614	(1,036)	9,578	43,791
SmallCap Growth Account II	14,093	(1,490)	12,603	44,820
SmallCap Value Account I	21,662	(3,097)	18,565	85,287

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

COMMON STOCKS - 62.04%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.04%				Biotechnology (continued)
WPP PLC ADR	238	$20		Gilead Sciences Inc (a)	8,604		$441
				Medicines Co/The (a)	430		13
				NPS Pharmaceuticals Inc (a)	849		13
Aerospace & Defense - 0.64%				Puma Biotechnology Inc (a)	197		9
Alliant Techsystems Inc	2,674	220
BAE Systems PLC ADR	787	19					$1,446
Esterline Technologies Corp (a)	530	38		Building Materials - 0.08%
Triumph Group Inc	520	41		HeidelbergCement AG ADR	1,777		24
		$318		Lafarge SA ADR	1,008		15
Agriculture - 1.65%							$39
Altria Group Inc	8,053	282		Chemicals - 1.45%
British American Tobacco PLC ADR	473	48		Agrium Inc	335		29
Philip Morris International Inc	5,619	487		BASF SE ADR	178		16
		$817		CF Industries Holdings Inc	1,187		204
Airlines - 0.05%				LyondellBasell Industries NV	3,702		245
US Airways Group Inc (a)	1,580	26		Monsanto Co	1,219		120
				OM Group Inc (a)	1,440		45
				Westlake Chemical Corp	257		25
Apparel - 0.54%				WR Grace & Co (a)	360		30
Hanesbrands Inc	5,183	267					$714
				Commercial Services - 1.04%
Automobile Manufacturers - 0.44%				ABM Industries Inc	2,160		53
Fuji Heavy Industries Ltd ADR	1,060	52		Acacia Research Corp	380		9
Honda Motor Co Ltd ADR	425	16		ADT Corp/The	2,781		111
Oshkosh Corp (a)	2,659	101		Barrett Business Services Inc	1,055		55
Toyota Motor Corp ADR	390	47		CoreLogic Inc/United States (a)	2,819		65
		$216		Huron Consulting Group Inc (a)	950		44
				Korn/Ferry International (a)	2,420		45
Automobile Parts & Equipment - 0.87%				Manpowergroup Inc	576		32
Delphi Automotive PLC	788	40		PAREXEL International Corp (a)	920		42
Lear Corp	2,423	146
Visteon Corp (a)	404	26		Service Corp International/US	3,127		56
WABCO Holdings Inc (a)	2,916	218					$512
		$430		Computers - 3.75%
				Accenture PLC - Class A	3,829		276
Banks - 5.83%				Apple Inc	1,153		457
Australia & New Zealand Banking Group Ltd	1,185	31		CACI International Inc (a)	410		26
ADR				Computer Sciences Corp	1,074		47
DBS Group Holdings Ltd ADR	252	12
Fifth Third Bancorp	15,526	280		EMC Corp/MA	9,093		215
				International Business Machines Corp	253		48
First Interstate Bancsystem Inc	2,330	48		Manhattan Associates Inc (a)	690		53
Goldman Sachs Group Inc/The	2,791	422		NetApp Inc	5,613		212
Grupo Financiero Banorte SAB de CV ADR	424	13		Netscout Systems Inc (a)	1,630		38
Hanmi Financial Corp (a)	1,460	26
				Sykes Enterprises Inc (a)	2,240		35
HSBC Holdings PLC ADR	482	25		Synopsys Inc (a)	5,400		193
JP Morgan Chase & Co	15,164	801
Mitsubishi UFJ Financial Group Inc ADR	3,742	23		Western Digital Corp	4,048		251
Nordea Bank AB ADR	1,686	19					$1,851
Regions Financial Corp	28,287	270		Consumer Products - 1.05%
Royal Bank of Canada	285	17		Avery Dennison Corp	2,374		102
Sumitomo Mitsui Financial Group Inc ADR	2,710	25		Jarden Corp (a)	3,005		131
Sumitomo Mitsui Trust Holdings Inc ADR	6,009	28		Kimberly-Clark Corp	2,230		217
Susquehanna Bancshares Inc	4,420	57		Prestige Brands Holdings Inc (a)	2,400		70
Svenska Handelsbanken AB ADR	1,270	25					$520
Swedbank AB ADR	1,640	38
US Bancorp/MN	10,900	394		Cosmetics & Personal Care - 0.08%
Webster Financial Corp	1,760	45		Kao Corp ADR	502		17
Wells Fargo & Co	6,825	282		Procter & Gamble Co/The	326		25
		$2,881					$42
Beverages - 0.03%				Diversified Financial Services - 1.50%
Coca-Cola Co/The	430	17		Discover Financial Services	10,323		492
				Eaton Vance Corp	1,565		59
				Medley Capital Corp	3,110		42
Biotechnology - 2.93%				Ocwen Financial Corp (a)	500		21
Amgen Inc	6,427	634		ORIX Corp ADR	508		35
Ariad Pharmaceuticals Inc (a)	780	14		Piper Jaffray Cos (a)	1,340		42
Biogen Idec Inc (a)	558	120		Waddell & Reed Financial Inc	1,158		50
Celgene Corp (a)	1,424	166
							$741
CSL Ltd ADR	815	23
Exact Sciences Corp (a)	975	13

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric - 1.42%				Home Builders - 0.16%
Ameren Corp	1,495	$52		MDC Holdings Inc	1,330		$43
Avista Corp	1,390	38		Pulte Group Inc (a)	1,801		34
Calpine Corp (a)	10,132	215					$77
DTE Energy Co	1,151	77
NRG Energy Inc	8,324	222		Home Furnishings - 0.49%
Pinnacle West Capital Corp	509	28		Whirlpool Corp	2,136		244
Tenaga Nasional Bhd ADR	1,581	16
UNS Energy Corp	1,224	55		Insurance - 3.14%
		$703		Allianz SE ADR	1,354		20
				Allied World Assurance Co Holdings AG	520		48
Electrical Components & Equipment - 0.40%				Allstate Corp/The	12,010		578
Emerson Electric Co	2,273	124
EnerSys Inc	1,100	54		American Equity Investment Life Holding Co	1,640		26
Hitachi Ltd ADR	298	19		American Financial Group Inc/OH	1,313		64
				Fidelity National Financial Inc	2,979		71
		$197		Hannover Rueckversicherung SE ADR	460		16
Electronics - 0.95%				Horace Mann Educators Corp	2,090		51
Fluidigm Corp (a)	1,150	20		Lincoln National Corp	7,222		263
Honeywell International Inc	4,405	349		Montpelier Re Holdings Ltd ADR	970		24
Taser International Inc (a)	2,438	21		Muenchener Rueckversicherungs AG ADR	899		16
Tyco International Ltd	2,361	78		Protective Life Corp	1,763		68
		$468		Sampo ADR	1,054		21
				Travelers Cos Inc/The	2,792		223
Engineering & Construction - 0.35%				Validus Holdings Ltd	1,677		61
AECOM Technology Corp (a)	1,580	50
							$1,550
EMCOR Group Inc	1,390	56
Fluor Corp	502	30		Internet - 2.27%
MYR Group Inc (a)	1,070	21		CDW Corp/DE (a)	2,710		50
Vinci SA ADR	1,204	15		Google Inc (a)	458		403
		$172		Stamps.com Inc (a)	701		28
				Symantec Corp	16,955		381
Entertainment - 0.22%				Yahoo! Inc (a)	10,392		261
Regal Entertainment Group	6,107	109					$1,123
				Iron & Steel - 0.09%
Food - 0.65%				Reliance Steel & Aluminum Co	658		43
Fresh Del Monte Produce Inc	830	23
General Mills Inc	2,193	107
Kroger Co/The	1,747	60		Lodging - 0.13%
Nestle SA ADR	595	39		Wynn Resorts Ltd	510		65
Tyson Foods Inc	2,662	68
Unilever NV - NY shares	609	24		Media - 1.97%
		$321		Comcast Corp - Class A	17,201		721
Forest Products & Paper - 0.42%				DIRECTV (a)	2,195		135
International Paper Co	4,716	209		Liberty Global PLC (a)	847		63
				Time Warner Cable Inc	473		53
							$972
Gas - 0.23%
Atmos Energy Corp	1,128	46		Metal Fabrication & Hardware - 0.34%
National Grid PLC ADR	561	32		Timken Co	2,374		134
Vectren Corp	1,113	38		Worthington Industries Inc	1,130		36
		$116					$170
Hand & Machine Tools - 0.05%				Miscellaneous Manufacturing - 1.14%
Stanley Black & Decker Inc	335	26		Crane Co	705		42
				Danaher Corp	3,007		190
				General Electric Co	7,179		167
Healthcare - Products - 0.05%				Ingersoll-Rand PLC	2,337		130
Symmetry Medical Inc (a)	2,930	25
				ITT Corp	650		19
				Movado Group Inc	381		13
Healthcare - Services - 1.54%							$561
Aetna Inc	1,248	79
Centene Corp (a)	530	28		Oil & Gas - 5.35%
				Anadarko Petroleum Corp	3,443		296
Cigna Corp	4,367	316		Cenovus Energy Inc	374		11
HCA Holdings Inc	4,097	148
HealthSouth Corp (a)	1,830	53		Chevron Corp	1,140		135
Tenet Healthcare Corp (a)	744	34		Cimarex Energy Co	734		48
				ConocoPhillips	2,937		178
WellPoint Inc	1,270	104		Denbury Resources Inc (a)	5,286		92
		$762		Eni SpA ADR	534		22
Holding Companies - Diversified - 0.03%				Ensco PLC	1,742		101
KOC Holding AS ADR	626	15		EOG Resources Inc	1,649		217
				EPL Oil & Gas Inc (a)	1,940		57

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
Exxon Mobil Corp	3,535	$319		Westfield Group ADR	1,145		$24
Hess Corp	2,087	139		Weyerhaeuser Co	7,712		220
Kodiak Oil & Gas Corp (a)	4,670	41					$505
Marathon Oil Corp	2,376	82
Marathon Petroleum Corp	1,931	137		Retail - 6.52%
Noble Energy Inc	5,144	309		American Eagle Outfitters Inc	1,803		33
				ANN Inc (a)	1,510		50
Occidental Petroleum Corp	702	63
Penn Virginia Corp (a)	9,910	47		Brinker International Inc	3,400		134
Phillips 66	2,342	138		Cie Financiere Richemont SA ADR	4,430		39
				Conn's Inc (a)	1,040		54
Royal Dutch Shell PLC ADR	217	14
Seadrill Ltd	464	19		Costco Wholesale Corp	1,229		136
Suncor Energy Inc	828	24		CVS Caremark Corp	7,150		409
Western Refining Inc	980	27		Dillard's Inc	702		58
Whiting Petroleum Corp (a)	2,805	129		Foot Locker Inc	747		26
		$2,645		Gap Inc/The	5,520		230
				Haverty Furniture Cos Inc	2,130		49
Oil & Gas Services - 0.11%				Home Depot Inc/The	6,665		516
Flotek Industries Inc (a)	1,600	29		Inditex SA ADR	486		12
ION Geophysical Corp (a)	3,780	23		Lowe's Cos Inc	1,535		63
		$52		Macy's Inc	6,497		312
				Nu Skin Enterprises Inc	791		48
Packaging & Containers - 0.15%				Office Depot Inc (a)	12,761		49
Packaging Corp of America	1,001	49		Red Robin Gourmet Burgers Inc (a)	1,237		68
Rexam PLC ADR	630	23		Rite Aid Corp (a)	15,070		43
		$72		Stein Mart Inc	2,020		28
Pharmaceuticals - 3.32%				TJX Cos Inc	4,247		213
AbbVie Inc	13,954	577		Wal-Mart Stores Inc	8,755		652
Achillion Pharmaceuticals Inc (a)	1,700	14					$3,222
AmerisourceBergen Corp	997	56
Array BioPharma Inc (a)	4,360	20		Savings & Loans - 0.07%
				Oritani Financial Corp	2,246		35
Bayer AG ADR	238	25
Clovis Oncology Inc (a)	120	8
Eli Lilly & Co	10,148	499		Semiconductors - 0.81%
Endo Health Solutions Inc - Rights (a),(b)	2,410	—		ARM Holdings PLC ADR	658		24
Herbalife Ltd	761	34		Entegris Inc (a)	4,300		40
Keryx Biopharmaceuticals Inc (a)	1,390	10		Freescale Semiconductor Ltd (a)	3,875		53
McKesson Corp	549	63		Intel Corp	2,494		60
Medivation Inc (a)	180	9		KLA-Tencor Corp	2,615		146
Mylan Inc/PA (a)	749	23		Marvell Technology Group Ltd	3,383		40
Novartis AG ADR	270	19		NVIDIA Corp	2,027		28
Novo Nordisk A/S ADR	252	39		Taiwan Semiconductor Manufacturing Co Ltd	495		9
Onyx Pharmaceuticals Inc (a)	110	10		ADR
Pharmacyclics Inc (a)	190	15		Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587		—
Roche Holding AG ADR	822	51					$400
Sanofi ADR	742	38		Software - 2.25%
Shire PLC ADR	200	19		Acxiom Corp (a)	2,360		54
Zoetis Inc	3,542	109		Aspen Technology Inc (a)	1,740		50
		$1,638		CA Inc	2,927		84
Pipelines - 0.05%				CommVault Systems Inc (a)	650		49
TransCanada Corp	540	23		MedAssets Inc (a)	1,690		30
				Microsoft Corp	10,633		367
				Oracle Corp	15,513		477
Private Equity - 0.15%							$1,111
American Capital Ltd (a)	5,834	74
				Telecommunications - 2.85%
				ARRIS Group Inc (a)	3,100		45
Publicly Traded Investment Fund - 0.16%				AT&T Inc	2,544		90
iShares Russell 1000 Growth Index Fund	1,106	81		BT Group PLC ADR	494		23
				Cisco Systems Inc	21,658		527
Real Estate - 0.13%				Consolidated Communications Holdings Inc	1,500		26
Brookfield Asset Management Inc	1,300	47		KDDI Corp ADR	2,478		32
Mitsubishi Estate Co Ltd ADR	590	16		Nippon Telegraph & Telephone Corp ADR	1,024		27
		$63		Plantronics Inc	990		43
				RF Micro Devices Inc (a)	8,620		46
REITS - 1.02%				Softbank Corp ADR	1,078		31
American Tower Corp	639	47		Telekomunikasi Indonesia Persero Tbk PT	196		8
Corrections Corp of America	1,494	51		ADR
Extra Space Storage Inc	1,691	71		Telstra Corp Ltd ADR	353		8
First Industrial Realty Trust Inc	3,200	48		Verizon Communications Inc	9,953		501
Starwood Property Trust Inc	1,800	44					$1,407

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Textiles - 0.39%				BONDS (continued)	Amount (000's) Value (000's)
G&K Services Inc	300	$14		Automobile Asset Backed Securities (continued)
Mohawk Industries Inc (a)	1,579	178		Santander Drive Auto Receivables Trust 2013-
		$192		1
				0.48%, 2/16/2016	$112	$112
Transportation - 0.60%						$263
Canadian National Railway Co	376	37
Canadian Pacific Railway Ltd	244	30		Automobile Floor Plan Asset Backed Securities - 0.69%
East Japan Railway Co ADR	1,179	15		Ally Master Owner Trust
Union Pacific Corp	1,395	215		1.06%, 1/15/2016(e)	100	100
		$297		GE Dealer Floorplan Master Note Trust
				0.79%, 7/20/2016(e)	200	201
Water- 0.10%				Nissan Master Owner Trust Receivables
American Water Works Co Inc	835	34		0.66%, 5/15/2017(e)	40	40
United Utilities Group PLC ADR	763	16				$341
		$50
TOTAL COMMON STOCKS		$30,652		Automobile Manufacturers - 0.11%
	Principal			Ford Motor Co
BONDS- 20.25%	Amount (000's)	Value(000	's)	4.75%, 1/15/2043	35	31
				7.40%, 11/1/2046	15	17
Advertising - 0.09%				Navistar International Corp
Interpublic Group of Cos Inc/The				8.25%, 11/1/2021	5	5
4.00%, 3/15/2022	$5	$5				$53
6.25%, 11/15/2014	5	5
10.00%, 7/15/2017	35	37		Banks- 2.98%
		$47		Ally Financial Inc
				5.50%, 2/15/2017	5	5
Aerospace & Defense - 0.14%				8.00%, 3/15/2020	10	12
Air 2 US				Associated Banc-Corp
8.03%, 10/1/2020(b),(d)	32	34
				5.13%, 3/28/2016	65	70
Northrop Grumman Corp				Banco de Credito del Peru
3.25%, 8/1/2023	25	24		4.25%, 4/1/2023(d)	25	23
4.75%, 6/1/2043	10	9		Bank of America Corp
		$67		1.34%, 3/22/2018(e)	50	49
Agriculture - 0.20%				2.00%, 1/11/2018	50	48
Altria Group Inc				Bank of New York Mellon Corp/The
				0.71%, 3/6/2018(e)	5	5
2.85%, 8/9/2022	20	18		4.50%, 5/17/2049(e)	10	9
4.50%, 5/2/2043	25	22
Philip Morris International Inc				BBVA US Senior SAU
2.50%, 5/16/2016	15	16		4.66%, 10/9/2015	200	206
4.13%, 3/4/2043	30	27		Citigroup Inc
6.38%, 5/16/2038	15	18		4.05%, 7/30/2022	45	43
		$101		5.13%, 5/5/2014	1	1
				City National Corp/CA
Airlines - 0.03%				5.25%, 9/15/2020	35	38
Air Canada 2013-1 Class A Pass Through				Goldman Sachs Group Inc/The
Trust				1.48%, 4/30/2018(e)	25	25
4.13%, 5/15/2025(b),(d)	5	5		1.60%, 11/23/2015	15	15
US Airways 2001-1G Pass Through Trust				2.38%, 1/22/2018	45	44
7.08%, 9/20/2022	2	2		6.75%, 10/1/2037	20	21
US Airways 2013-1 Class A Pass Through				HBOS Capital Funding LP
Trust				6.07%, 6/29/2049(d),(e)	5	4
3.95%, 11/15/2025(b)	10	10		JP Morgan Chase & Co
		$17		3.20%, 1/25/2023	35	33
				5.15%, 5/29/2049(e)	90	86
Automobile Asset Backed Securities - 0.53%				Morgan Stanley
Ally Auto Receivables Trust 2010-5				1.56%, 4/25/2018(e)	75	74
1.11%, 1/15/2015(e)	3	3
				1.75%, 2/25/2016	15	15
AmeriCredit Automobile Receivables Trust				2.13%, 4/25/2018	20	19
2012-1
0.91%, 10/8/2015(e)	18	18		4.10%, 5/22/2023	45	42
				4.88%, 11/1/2022	85	84
AmeriCredit Automobile Receivables Trust				6.38%, 7/24/2042	20	22
2012-3
0.71%, 12/8/2015(e)	32	32		PNC Financial Services Group Inc/The
Mercedes-Benz Auto Lease Trust 2012-A				4.85%, 3/1/2049	20	19
0.66%, 4/15/2014 (e)	5	5		RBS Capital Trust III
Nissan Auto Lease Trust				5.51%, 9/29/2049	15	11
0.35%, 7/15/2014 (e)	13	13		Regions Financial Corp
				5.75%, 6/15/2015	50	54
Nissan Auto Receivables 2013-A Owner				Royal Bank of Scotland Group PLC
Trust				6.10%, 6/10/2023	110	104
0.37%, 9/15/2015	80	80		6.13%, 12/15/2022	85	81

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)			Computers (continued)
Santander US Debt SAU			EMC Corp/MA
2.99%, 10/7/2013(d)	$100	$101	1.88%, 6/1/2018	$5	$5
State Street Corp			Hewlett-Packard Co
3.10%, 5/15/2023	25	23	3.00%, 9/15/2016	5	5
Wells Fargo & Co			3.30%, 12/9/2016	10	10
7.98%, 3/29/2049(e)	75	85	NCR Corp
		$1,471	4.63%, 2/15/2021	5	5
			Seagate HDD Cayman
Beverages - 0.37%			4.75%, 6/1/2023(d)	5	5
Anheuser-Busch InBev Worldwide Inc			6.88%, 5/1/2020	35	37
1.38%, 7/15/2017	15	15	Spansion LLC
2.50%, 7/15/2022	55	51	7.88%, 11/15/2017	10	10
5.38%, 1/15/2020	30	34			$195
Coca-Cola Co/The
1.15%, 4/1/2018	35	34	Consumer Products - 0.01%
Constellation Brands Inc			Sun Products Corp/The
3.75%, 5/1/2021	5	5	7.75%, 3/15/2021(d)	5	5
4.25%, 5/1/2023	5	5
Corp Lindley SA
6.75%, 11/23/2021(d)	15	16	Distribution & Wholesale - 0.15%
			Glencore Funding LLC
6.75%, 11/23/2021	20	22	1.70%, 5/27/2016(d)	35	34
		$182	2.50%, 1/15/2019(d)	25	23
Biotechnology - 0.29%			HD Supply Inc
Amgen Inc			10.50%, 1/15/2021	15	15
5.15%, 11/15/2041	5	5			$72
5.38%, 5/15/2043	25	26
Celgene Corp			Diversified Financial Services - 0.33%
			Aircastle Ltd
1.90%, 8/15/2017	20	20	7.63%, 4/15/2020	5	6
3.25%, 8/15/2022	10	9
Genzyme Corp			9.75%, 8/1/2018	15	16
			American Express Co
5.00%, 6/15/2020	15	17	0.86%, 5/22/2018(e)	15	15
Gilead Sciences Inc
3.05%, 12/1/2016	10	11	Credit Acceptance Corp
			9.13%, 2/1/2017	10	11
4.40%, 12/1/2021	40	43	General Electric Capital Corp
5.65%, 12/1/2041	10	11	5.25%, 6/29/2049(e)	20	19
		$142	6.15%, 8/7/2037	25	28
Building Materials - 0.08%			General Motors Financial Co Inc
Cimento Tupi SA			3.25%, 5/15/2018(d)	10	10
9.75%, 5/11/2018(d)	3	3	Icahn Enterprises LP / Icahn Enterprises
CRH America Inc			Finance Corp
8.13%, 7/15/2018	25	30	8.00%, 1/15/2018	15	16
Owens Corning			International Lease Finance Corp
4.20%, 12/15/2022	5	5	6.25%, 5/15/2019	5	5
		$38	8.62%, 9/15/2015(e)	5	5
			John Deere Capital Corp
Chemicals - 0.07%			0.88%, 4/17/2015	15	15
Dow Chemical Co/The			National Rural Utilities Cooperative Finance
7.38%, 11/1/2029	10	12	Corp
Eagle Spinco Inc			4.75%, 4/30/2043(e)	10	10
4.63%, 2/15/2021(d)	5	5
			SquareTwo Financial Corp
Taminco Global Chemical Corp			11.63%, 4/1/2017	5	5
9.75%, 3/31/2020(d)	15	17
					$161
		$34
			Electric - 0.65%
Commercial Services - 0.05%			Alabama Power Co
BakerCorp International Inc			3.85%, 12/1/2042	10	9
8.25%, 6/1/2019	5	5	Baltimore Gas & Electric Co
Envision Healthcare Corp			2.80%, 8/15/2022	15	14
8.13%, 6/1/2019	10	11	CMS Energy Corp
ERAC USA Finance LLC			4.70%, 3/31/2043	5	5
2.75%, 3/15/2017(d)	10	10
			5.05%, 3/15/2022	20	22
		$26	Commonwealth Edison Co
Computers - 0.39%			3.80%, 10/1/2042	5	4
Affiliated Computer Services Inc			DTE Energy Co
5.20%, 6/1/2015	35	37	6.38%, 4/15/2033	15	17
Apple Inc			Duke Energy Carolinas LLC
1.00%, 5/3/2018	60	58	4.00%, 9/30/2042	15	14
2.40%, 5/3/2023	25	23	Duke Energy Progress Inc
			2.80%, 5/15/2022	15	14

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)			Environmental Control (continued)
Dynegy Inc			Republic Services Inc
5.88%, 6/1/2023(d)	$10	$9	3.80%, 5/15/2018	$25	$26
Edison International					$31
3.75%, 9/15/2017	10	11
Elwood Energy LLC			Food- 0.22%
8.16%, 7/5/2026	17	18	ConAgra Foods Inc
Energy Future Intermediate Holding Co LLC /			4.65%, 1/25/2043	5	5
EFIH Finance Inc			Ingles Markets Inc
			5.75%, 6/15/2023(d)	5	5
11.75%, 3/1/2022(d),(e)	15	17
Florida Power & Light Co			Kraft Foods Group Inc
4.05%, 6/1/2042	20	19	5.00%, 6/4/2042	10	10
4.13%, 2/1/2042	5	5	6.13%, 8/23/2018	25	29
Mirant Mid Atlantic Pass Through Trust C			6.50%, 2/9/2040	10	12
10.06%, 12/30/2028	24	26	Mondelez International Inc
Northern States Power Co/MN			6.13%, 2/1/2018	20	23
3.40%, 8/15/2042	5	4	6.50%, 11/1/2031	20	23
NRG Energy Inc					$107
8.25%, 9/1/2020	10	11	Forest Products & Paper - 0.11%
Oncor Electric Delivery Co LLC			Georgia-Pacific LLC
5.25%, 9/30/2040	10	10	3.73%, 7/15/2023(d)	50	49
Pacific Gas & Electric Co			Resolute Forest Products Inc
4.45%, 4/15/2042	5	5	5.88%, 5/15/2023(d)	5	4
PacifiCorp			Sappi Papier Holding GmbH
3.85%, 6/15/2021	10	10	7.50%, 6/15/2032(d)	5	4
PPL Electric Utilities Corp					$57
3.00%, 9/15/2021	5	5
PPL WEM Holdings PLC			Gas- 0.07%
3.90%, 5/1/2016(d)	25	26	Sempra Energy
Public Service Co of Colorado			2.88%, 10/1/2022	35	33
4.75%, 8/15/2041	15	15
Public Service Electric & Gas Co			Healthcare - Products - 0.12%
3.65%, 9/1/2042	5	4	Baxter International Inc
Puget Energy Inc			3.20%, 6/15/2023	10	10
5.63%, 7/15/2022	5	5	Covidien International Finance SA
San Diego Gas & Electric Co			2.95%, 6/15/2023	30	28
4.30%, 4/1/2042	5	5	Kinetic Concepts Inc / KCI USA Inc
Southern California Edison Co			10.50%, 11/1/2018	10	11
4.05%, 3/15/2042	15	14	Universal Hospital Services Inc
Virginia Electric and Power Co			7.63%, 8/15/2020	10	10
4.00%, 1/15/2043	5	5			$59
		$323
			Healthcare - Services - 0.15%
Electronics - 0.03%			Centene Corp
Viasystems Inc			5.75%, 6/1/2017	10	10
7.88%, 5/1/2019(d)	15	16
			Envision Healthcare Holdings Inc
			9.25%, PIK 10.00%, 10/1/2017 (d),(f)	5	5
Entertainment - 0.13%			Fresenius Medical Care US Finance II Inc
CCM Merger Inc			5.88%, 1/31/2022(d)	5	5
9.13%, 5/1/2019(d)	20	21	HCA Inc
Cinemark USA Inc			4.75%, 5/1/2023	5	5
4.88%, 6/1/2023(d)	5	5	7.25%, 9/15/2020	25	27
Lions Gate Entertainment Inc			MultiPlan Inc
10.25%, 11/1/2016 (d)	5	5	9.88%, 9/1/2018(d)	10	11
Peninsula Gaming LLC / Peninsula Gaming			Radnet Management Inc
Corp			10.38%, 4/1/2018	10	11
8.38%, 2/15/2018(d)	5	5			$74
Regal Entertainment Group			Holding Companies - Diversified - 0.08%
5.75%, 2/1/2025	5	5	Alphabet Holding Co Inc
9.13%, 8/15/2018	6	7	7.75%, 11/1/2017	15	16
WMG Acquisition Corp			EADS Finance BV
6.00%, 1/15/2021(d)	3	3
			2.70%, 4/17/2023(d)	25	23
11.50%, 10/1/2018	10	11			$39
		$62
			Home Builders - 0.13%
Environmental Control - 0.06%			Ashton Woods USA LLC / Ashton Woods
ADS Waste Holdings Inc			Finance Co
8.25%, 10/1/2020(d)	5	5
			6.88%, 2/15/2021(d)	10	10
			Beazer Homes USA Inc
			7.25%, 2/1/2023(d)	15	15

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Home Builders (continued)			Media- 0.92%
Brookfield Residential Properties Inc /			Cablevision Systems Corp
Brookfield Residential US Corp			8.00%, 4/15/2020	$5	$5
6.13%, 7/1/2022(d)	$5	$5	CBS Corp
Lennar Corp			4.85%, 7/1/2042	15	14
4.13%, 12/1/2018(d)	5	5	5.75%, 4/15/2020	15	17
4.75%, 11/15/2022(d)	15	14	Comcast Corp
MDC Holdings Inc			4.25%, 1/15/2033	40	38
6.00%, 1/15/2043	15	14	6.40%, 5/15/2038	5	6
		$63	Cumulus Media Holdings Inc
			7.75%, 5/1/2019	15	15
Home Equity Asset Backed Securities - 0.11%			DIRECTV Holdings LLC / DIRECTV
Option One Mortgage Loan Trust 2006-2			Financing Co Inc
0.29%, 7/25/2036(e)	42	21
			2.40%, 3/15/2017	35	35
Specialty Underwriting & Residential Finance			3.80%, 3/15/2022	25	24
Trust Series 2004-BC1			5.15%, 3/15/2042	25	22
0.96%, 2/25/2035(e)	21	20
			6.00%, 8/15/2040	5	5
Wells Fargo Home Equity Trust			Discovery Communications LLC
0.48%, 8/25/2035(e)	16	16
			4.88%, 4/1/2043	15	14
		$57	DISH DBS Corp
Insurance - 0.48%			4.25%, 4/1/2018(d)	5	5
American International Group Inc			5.00%, 3/15/2023	20	19
4.88%, 9/15/2016	35	38	5.88%, 7/15/2022	20	20
Fidelity & Guaranty Life Holdings Inc			6.75%, 6/1/2021	10	11
6.38%, 4/1/2021(d)	5	5	7.88%, 9/1/2019	10	11
ING US Inc			NBCUniversal Media LLC
2.90%, 2/15/2018(d)	75	75	2.88%, 1/15/2023	15	14
5.50%, 7/15/2022(d)	15	16	4.45%, 1/15/2043	25	23
5.65%, 5/15/2053(d),(e)	30	28	5.15%, 4/30/2020	40	46
Liberty Mutual Group Inc			6.40%, 4/30/2040	10	12
5.00%, 6/1/2021(d)	15	16	News America Inc
7.00%, 3/15/2037(d),(e)	15	15	3.00%, 9/15/2022	30	28
Pacific LifeCorp			Time Warner Cable Inc
5.13%, 1/30/2043(d)	10	9	5.88%, 11/15/2040	10	9
Prudential Financial Inc			Time Warner Inc
5.20%, 3/15/2044(e)	10	10	6.25%, 3/29/2041	10	11
5.63%, 6/15/2043(e)	20	20	7.63%, 4/15/2031	5	6
XL Group PLC			Univision Communications Inc
6.50%, 12/31/2049(e)	5	5	8.50%, 5/15/2021(d)	10	11
		$237	Viacom Inc
			4.38%, 3/15/2043(d)	34	29
Internet - 0.05%			WideOpenWest Finance LLC /
Equinix Inc			WideOpenWest Capital Corp
4.88%, 4/1/2020	5	5	13.38%, 10/15/2019	5	6
5.38%, 4/1/2023	5	5			$456
Zayo Group LLC / Zayo Capital Inc
8.13%, 1/1/2020	5	5	Mining - 0.45%
10.13%, 7/1/2020	10	11	Barrick Gold Corp
			2.50%, 5/1/2018(d)	25	22
		$26
			3.85%, 4/1/2022	5	4
Iron & Steel - 0.19%			4.10%, 5/1/2023(d)	15	12
AK Steel Corp			FMG Resources August 2006 Pty Ltd
8.38%, 4/1/2022	30	26	8.25%, 11/1/2019(d)	15	15
ArcelorMittal			FQM Akubra Inc
7.50%, 10/15/2039	30	29	7.50%, 6/1/2021(d)	20	19
Bluescope Steel Ltd / Bluescope Steel			Freeport-McMoRan Copper & Gold Inc
Finance			3.10%, 3/15/2020(d)	45	42
7.13%, 5/1/2018(d)	5	5	3.55%, 3/1/2022	15	14
Vale Overseas Ltd			5.45%, 3/15/2043(d)	15	13
4.38%, 1/11/2022	35	33	Rio Tinto Finance USA PLC
		$93	2.00%, 3/22/2017	20	20
Lodging - 0.10%			4.75%, 3/22/2042	5	5
Caesars Entertainment Operating Co Inc			Southern Copper Corp
11.25%, 6/1/2017	15	16	6.75%, 4/16/2040	25	25
MGM Resorts International			Teck Resources Ltd
6.63%, 12/15/2021	5	5	5.20%, 3/1/2042	5	4
10.00%, 11/1/2016	5	6	Volcan Cia Minera SAA
			5.38%, 2/2/2022(d)	2	2
Wyndham Worldwide Corp			Xstrata Finance Canada Ltd
2.50%, 3/1/2018	25	24	1.80%, 10/23/2015 (d)	15	15
		$51

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mining (continued)				Mortgage Backed Securities (continued)
Xstrata Finance Canada Ltd	(continued)			JP Morgan Chase Commercial Mortgage
2.45%, 10/25/2017(d)		$10	$10	Securities Trust 2006-CIBC17
			$222	5.43%, 12/12/2043	$25	$27
				JP Morgan Chase Commercial Mortgage
Miscellaneous Manufacturing - 0.15%				Series 2004-LN2
General Electric Co				5.12%, 7/15/2041	20	21
4.13%, 10/9/2042		5	4	LB-UBS Commercial Mortgage Trust 2005-
Ingersoll-Rand Global Holding Co Ltd				C7
2.88%, 1/15/2019(d)		10	10
				5.32%, 11/15/2040	45	48
Textron Inc				LB-UBS Commercial Mortgage Trust 2007-
6.20%, 3/15/2015		10	11	C2
Tyco Electronics Group SA				5.43%, 2/15/2040	10	11
1.60%, 2/3/2015		15	15	Morgan Stanley Capital I Trust 2007-HQ12
3.50%, 2/3/2022		35	34	5.76%, 4/12/2049(e)	25	27
			$74	5.76%, 4/12/2049(e)	60	61
Mortgage Backed Securities - 2.54%				RBSCF Trust 2009-RR1
Banc of America Commercial Mortgage Trust				5.95%, 9/17/2039(d),(e)	50	51
2006-3				UBS Commercial Mortgage Trust 2012-C1
5.89%, 7/10/2044		15	17	3.40%, 5/10/2045(e)	55	54
BCRR Trust 2009-1				UBS-Barclays Commercial Mortgage Trust
5.86%, 7/17/2040(d)		25	28	2013-C5
CD 2006-CD3 Mortgage Trust				3.18%, 3/10/2046(e)	15	14
5.62%, 10/15/2048		35	39	Wachovia Bank Commercial Mortgage Trust
COMM 2013-CCRE6 Mortgage Trust				Series 2007-C34
3.10%, 3/10/2046(e)		10	9	5.68%, 5/15/2046(e)	110	123
Commercial Mortgage Pass-Through						$1,257
Certificates Series 2006-C4				Office & Business Equipment - 0.02%
5.47%, 9/15/2039		62	69	Xerox Corp
Credit Suisse First Boston Mortgage Securities				2.95%, 3/15/2017	5	5
Corp				6.75%, 2/1/2017	5	6
0.96%, 11/15/2037(d),(e)		935	8
4.77%, 7/15/2037		20	21			$11
CSMC Series 2009-RR3				Oil & Gas - 1.62%
5.34%, 12/15/2043(d),(e)		25	27	Anadarko Petroleum Corp
Fannie Mae				5.95%, 9/15/2016	30	34
5.81%, 6/25/2018(e)		123	10	6.45%, 9/15/2036	5	6
Fannie Mae REMICS				Antero Resources Finance Corp
1.25%, 8/25/2041(e)		98	98	6.00%, 12/1/2020	15	15
2.25%, 7/25/2040		74	74	Apache Corp
3.86%, 2/25/2037(e)		35	2	2.63%, 1/15/2023	15	14
5.00%, 3/25/2024(e)		61	4	Carrizo Oil & Gas Inc
5.81%, 10/25/2041(e)		118	26	8.63%, 10/15/2018	35	37
6.06%, 3/25/2024(e)		63	7	Chaparral Energy Inc
6.50%, 2/25/2047		7	8	7.63%, 11/15/2022	10	10
6.56%, 11/25/2036(e)		48	6	Chesapeake Energy Corp
7.04%, 4/25/2039(e)		6	7	5.75%, 3/15/2023	5	5
8.85%, 3/25/2039(e)		5	5	6.13%, 2/15/2021	15	16
FHLMC Multifamily Structured Pass Through				Chevron Corp
Certificates				1.72%, 6/24/2018	15	15
1.88%, 5/25/2019		35	34	2.36%, 12/5/2022	5	5
2.22%, 12/25/2018(e)		30	30	Concho Resources Inc
Freddie Mac				7.00%, 1/15/2021	5	5
3.50%, 2/15/2025(e)		489	43	ConocoPhillips
Freddie Mac REMICS				5.75%, 2/1/2019	15	18
0.79%, 8/15/2018(e)		16	16	Continental Resources Inc/OK
5.88%, 4/15/2037(e)		54	8	4.50%, 4/15/2023(d)	60	58
6.31%, 7/15/2041(e)		161	31	5.00%, 9/15/2022	15	15
6.66%, 6/15/2020(e)		308	40	Devon Energy Corp
Ginnie Mae				3.25%, 5/15/2022	25	24
5.00%, 10/16/2022(e)		46	3	Ecopetrol SA
6.42%, 9/20/2040(e)		81	20	7.63%, 7/23/2019	40	47
7.20%, 1/16/2032(e)		338	81	Encana Corp
GS Mortgage Securities Trust 2013-GCJ12				5.15%, 11/15/2041	10	9
3.78%, 6/10/2046(e)		25	23	EP Energy LLC / EP Energy Finance Inc
JP Morgan Chase Commercial Mortgage				9.38%, 5/1/2020	30	34
Securities Corp Series 2005-LDP3				EP Energy LLC / Everest Acquisition Finance
5.17%, 8/15/2042(e)		25	26	Inc
				6.88%, 5/1/2019	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities - 0.88%
Gazprom OAO Via Gaz Capital SA			Carrington Mortgage Loan Trust Series 2005-
8.63%, 4/28/2034	$15	$18	FRE1
Halcon Resources Corp			0.47%, 12/25/2035(e)	$143	$142
8.88%, 5/15/2021	10	10	Citigroup Mortgage Loan Trust 2007-WFH2
Kerr-McGee Corp			0.34%, 3/25/2037(e)	26	26
6.95%, 7/1/2024	5	6	Countrywide Asset-Backed Certificates
7.88%, 9/15/2031	15	19	0.44%, 3/25/2036(e)	70	49
Kodiak Oil & Gas Corp			1.80%, 1/25/2034(e)	96	77
5.50%, 1/15/2021(d)	5	5	First Horizon ABS Trust 2006 - HE2
8.13%, 12/1/2019	5	5	0.32%, 10/25/2026(e)	62	57
Marathon Oil Corp			JP Morgan Mortgage Acquisition Trust 2007-
0.90%, 11/1/2015	10	10	CH3
Nexen Inc			0.34%, 3/25/2037(e)	75	67
6.40%, 5/15/2037	5	5	Marriott Vacation Club Owner Trust 2007-1
Oasis Petroleum Inc			5.52%, 5/20/2029(d),(e)	7	7
6.50%, 11/1/2021	10	10	MSDWCC Heloc Trust 2005-1
Offshore Group Investment Ltd			0.38%, 7/25/2017(e)	10	10
7.13%, 4/1/2023(d)	5	5			$435
7.50%, 11/1/2019	5	5
PDC Energy Inc			Packaging & Containers - 0.10%
7.75%, 10/15/2022(d)	10	10	Crown Cork & Seal Co Inc
Petrobras Global Finance BV			7.38%, 12/15/2026	8	9
2.00%, 5/20/2016	15	15	Exopack Holding Corp
3.00%, 1/15/2019	15	14	10.00%, 6/1/2018	5	5
4.38%, 5/20/2023	5	5	Rock Tenn Co
Petrobras International Finance Co - Pifco			3.50%, 3/1/2020	30	29
5.38%, 1/27/2021	60	60	4.00%, 3/1/2023	5	5
Petro-Canada					$48
5.95%, 5/15/2035	15	16	Pharmaceuticals - 0.65%
Petroleos Mexicanos			AbbVie Inc
4.88%, 1/24/2022	30	31	1.20%, 11/6/2015(d)	10	10
6.50%, 6/2/2041	10	10	1.75%, 11/6/2017(d)	35	34
Phillips 66			4.40%, 11/6/2042(d)	5	5
1.95%, 3/5/2015	15	15	Actavis Inc
Plains Exploration & Production Co			1.88%, 10/1/2017	5	5
6.50%, 11/15/2020	25	27	3.25%, 10/1/2022	5	5
6.88%, 2/15/2023	5	5	5.00%, 8/15/2014	20	21
Rowan Cos Inc			Express Scripts Holding Co
4.88%, 6/1/2022	5	5	2.75%, 11/21/2014	25	26
5.00%, 9/1/2017	15	16	3.13%, 5/15/2016	45	47
5.40%, 12/1/2042	15	14	3.90%, 2/15/2022	5	5
Statoil ASA			4.75%, 11/15/2021	5	5
1.20%, 1/17/2018	15	15	6.13%, 11/15/2041	15	17
Talisman Energy Inc			GlaxoSmithKline Capital Inc
5.50%, 5/15/2042	5	5	5.38%, 4/15/2034	5	5
Total Capital International SA			McKesson Corp
1.50%, 2/17/2017	15	15	0.95%, 12/4/2015	15	15
Transocean Inc			3.25%, 3/1/2016	20	21
6.38%, 12/15/2021	5	6	Merck & Co Inc
6.50%, 11/15/2020	15	17	1.30%, 5/18/2018	20	19
6.80%, 3/15/2038	5	5	4.15%, 5/18/2043	5	5
7.35%, 12/15/2041	5	6	Mylan Inc/PA
Valero Energy Corp			1.80%, 6/24/2016(d)	5	5
6.63%, 6/15/2037	15	17	Teva Pharmaceutical Finance Co BV
		$799	2.95%, 12/18/2022	25	23
Oil & Gas Services - 0.27%			Wyeth LLC
Cameron International Corp			5.95%, 4/1/2037	10	12
1.60%, 4/30/2015	20	20	6.00%, 2/15/2036	5	6
6.38%, 7/15/2018	25	29	Zoetis Inc
			1.15%, 2/1/2016(d)	5	5
7.00%, 7/15/2038	5	6	1.88%, 2/1/2018(d)	5	5
Hornbeck Offshore Services Inc			4.70%, 2/1/2043(d)	20	19
5.00%, 3/1/2021(d)	10	9
Weatherford International Inc					$320
6.35%, 6/15/2017	5	6	Pipelines - 0.30%
Weatherford International Ltd/Bermuda			DCP Midstream LLC
4.50%, 4/15/2022	45	45	5.85%, 5/21/2043(d),(e)	10	10
5.95%, 4/15/2042	20	19	El Paso Pipeline Partners Operating Co LLC
		$134	4.70%, 11/1/2042	15	13

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Pipelines (continued)			Retail (continued)
El Paso Pipeline Partners Operating Co LLC			Macy's Retail Holdings Inc
(continued)			5.75%, 7/15/2014	$5	$5
5.00%, 10/1/2021	$10	$11	5.90%, 12/1/2016	36	41
Energy Transfer Partners LP			6.38%, 3/15/2037	10	11
3.60%, 2/1/2023	5	5	New Academy Finance Co LLC / New
5.15%, 2/1/2043	5	5	Academy Finance Corp
6.05%, 6/1/2041	20	20	8.00%, PIK 8.75%, 6/15/2018(d),(f)	20	21
Enterprise Products Operating LLC			Petco Holdings Inc
6.45%, 9/1/2040	5	6	8.50%, PIK 9.25%, 10/15/2017 (d),(f)	20	20
Inergy Midstream LP / NRGM Finance Corp			Suburban Propane Partners LP/Suburban
6.00%, 12/15/2020(d)	5	5	Energy Finance Corp
Kinder Morgan Energy Partners LP			7.38%, 3/15/2020	10	10
5.00%, 3/1/2043	10	9	Wal-Mart Stores Inc
5.63%, 9/1/2041	10	10	5.00%, 10/25/2040	5	5
MarkWest Energy Partners LP / MarkWest					$194
Energy Finance Corp
6.25%, 6/15/2022	8	8	Savings & Loans - 0.16%
ONEOK Partners LP			Santander Holdings USA Inc/PA
3.25%, 2/1/2016	25	26	3.00%, 9/24/2015	45	46
Western Gas Partners LP			4.63%, 4/19/2016	30	32
4.00%, 7/1/2022	20	19			$78
		$147	Semiconductors - 0.03%
Real Estate - 0.03%			Intel Corp
Crescent Resources LLC / Crescent Ventures			4.25%, 12/15/2042	5	5
Inc			Jazz Technologies Inc
10.25%, 8/15/2017 (d)	10	10	8.00%, 6/30/2015	10	9
Mattamy Group Corp					$14
6.50%, 11/15/2020(d)	5	5	Sovereign - 0.31%
		$15	Mexico Government International Bond
REITS- 0.50%			3.63%, 3/15/2022	40	39
Alexandria Real Estate Equities Inc			4.75%, 3/8/2044	16	14
3.90%, 6/15/2023	25	24	Poland Government International Bond
Boston Properties LP			3.00%, 3/17/2023	10	9
3.13%, 9/1/2023	15	14	Russian Foreign Bond - Eurobond
			7.50%, 3/31/2030(e)	25	29
DDR Corp			7.50%, 3/31/2030(d)	41	48
4.63%, 7/15/2022	20	20
ERP Operating LP			Venezuela Government International Bond
3.00%, 4/15/2023	25	23	9.25%, 9/15/2027	3	3
Essex Portfolio LP			12.75%, 8/23/2022	10	10
3.25%, 5/1/2023	20	18			$152
HCP Inc			Student Loan Asset Backed Securities - 0.71%
2.63%, 2/1/2020	20	19	SLM Private Education Loan Trust 2012-E
Healthcare Trust of America Holdings LP			0.94%, 10/16/2023(d),(e)	114	114
3.70%, 4/15/2023(d)	20	19	SLM Private Education Loan Trust 2013-1
Hospitality Properties Trust			0.79%, 8/15/2022(d),(e)	161	160
4.50%, 6/15/2023	25	24	SLM Student Loan Trust 2008-5
iStar Financial Inc			1.58%, 1/25/2018(e)	25	25
4.88%, 7/1/2018	5	5	SLM Student Loan Trust 2008-6
7.13%, 2/15/2018	5	5	0.83%, 10/25/2017(e)	51	51
9.00%, 6/1/2017	5	6			$350
Kimco Realty Corp
3.13%, 6/1/2023	15	14	Telecommunications - 0.78%
Ventas Realty LP / Ventas Capital Corp			AT&T Inc
2.70%, 4/1/2020	45	42	1.40%, 12/1/2017	60	58
4.75%, 6/1/2021	15	16	1.70%, 6/1/2017	30	30
		$249	4.35%, 6/15/2045	44	38
			CC Holdings GS V LLC / Crown Castle GS III
Retail - 0.39%			Corp
Claire's Stores Inc			3.85%, 4/15/2023	20	19
8.88%, 3/15/2019	15	16	Cisco Systems Inc
CVS Caremark Corp			5.90%, 2/15/2039	10	12
5.75%, 5/15/2041	10	11	Clearwire Communications LLC/Clearwire
CVS Pass-Through Trust			Finance Inc
5.77%, 1/10/2033(d)	19	21	12.00%, 12/1/2015 (d)	10	11
5.93%, 1/10/2034(d)	10	11	Embarq Corp
7.51%, 1/10/2032(d)	5	6	8.00%, 6/1/2036	5	5
Landry's Holdings II Inc			Goodman Networks Inc
10.25%, 1/1/2018(d)	15	16	13.12%, 7/1/2018(d),(e)	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Telecommunications (continued)
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(d)	$10	$9	4.50%, 4/1/2031	$50	$54
Intelsat Luxembourg SA			4.50%, 4/1/2041	187	202
7.75%, 6/1/2021(d)	20	20	5.00%, 6/1/2031	25	27
8.13%, 6/1/2023(d)	15	16	5.00%, 8/1/2040	165	180
Level 3 Communications Inc			5.00%, 6/1/2041	64	70
			5.50%, 12/1/2022	12	13
11.88%, 2/1/2019	12	13	5.50%, 5/1/2036	39	42
Level 3 Financing Inc			6.00%, 1/1/2029	10	11
8.13%, 7/1/2019	5	5	6.00%, 10/1/2036(e)	22	24
MetroPCS Wireless Inc
6.25%, 4/1/2021(d)	10	10	6.00%, 8/1/2037	53	59
			6.00%, 1/1/2038(e)	11	12
NII Capital Corp
7.63%, 4/1/2021	10	8	6.00%, 7/1/2038	33	36
			6.50%, 6/1/2017	12	12
Qwest Corp			6.50%, 5/1/2031	4	4
6.75%, 12/1/2021	30	33
SBA Tower Trust			6.50%, 6/1/2031	11	12
4.25%, 4/15/2040(d),(e)	25	26	6.50%, 11/1/2031	4	5
Sprint Capital Corp			6.50%, 10/1/2035	30	34
6.88%, 11/15/2028	10	10	7.00%, 12/1/2027	14	16
			7.50%, 8/1/2030	2	2
Sprint Nextel Corp			8.00%, 12/1/2030	39	45
6.00%, 11/15/2022	5	5
7.00%, 8/15/2020	20	21			$1,210
9.13%, 3/1/2017	3	4	Federal National Mortgage Association (FNMA) - 6.11%
Telefonica Emisiones SAU			2.49%, 3/1/2035(e)	15	16
5.46%, 2/16/2021	10	10	2.50%, 7/1/2028(h)	155	156
Verizon Communications Inc			2.52%, 4/1/2037(e)	16	18
3.50%, 11/1/2021	5	5	2.66%, 7/1/2034(e)	7	8
7.75%, 12/1/2030	10	13	3.00%, 6/1/2027	236	245
		$386	3.00%, 7/1/2028(h)	40	41
			3.00%, 7/1/2043(h)	405	396
Textiles - 0.04%			3.26%, 6/1/2041(e)	97	101
Mohawk Industries Inc
3.85%, 2/1/2023	20	19	3.50%, 3/1/2042	23	23
			3.50%, 6/1/2042	50	50
			3.50%, 10/1/2042	78	78
Transportation - 0.21%			3.50%, 2/1/2043	178	178
Burlington Northern Santa Fe LLC			3.50%, 4/1/2043	25	25
4.45%, 3/15/2043	30	28	3.50%, 5/1/2043	70	71
CSX Corp			3.50%, 7/1/2043(h)	65	66
5.50%, 4/15/2041	10	11	4.00%, 8/1/2020	12	12
6.25%, 3/15/2018	15	18	4.00%, 7/1/2026(h)	100	105
Kansas City Southern Railway			4.00%, 2/1/2031	12	12
4.30%, 5/15/2043(d)	10	9	4.00%, 5/1/2031	23	24
Navios Maritime Acquisition Corp / Navios			4.00%, 6/1/2031	28	29
Acquisition Finance US Inc			4.00%, 12/1/2040	19	20
8.63%, 11/1/2017	16	16	4.00%, 1/1/2041	66	69
PHI Inc			4.00%, 3/1/2041	41	43
8.63%, 10/15/2018	5	5	4.00%, 7/1/2041(h)	150	156
Swift Services Holdings Inc			4.00%, 5/1/2043	150	157
10.00%, 11/15/2018	15	17	4.50%, 5/1/2031	114	122
		$104	4.50%, 5/1/2040	129	141
TOTAL BONDS		$10,007	4.50%, 5/1/2040	25	27
SENIOR FLOATING RATE INTERESTS -	Principal		4.50%, 7/1/2040	24	26
0.01%	Amount (000's)	Value (000's)	4.50%, 1/1/2041	21	22
			4.50%, 1/1/2041	152	163
Forest Products & Paper - 0.01%			5.50%, 9/1/2033	21	22
Caraustar Industries Inc, Term Loan B			5.50%, 4/1/2035	6	7
0.00%, 4/26/2019(e),(g)	$5	$5
			5.50%, 7/1/2038	115	129
			5.50%, 5/1/2040	73	81
TOTAL SENIOR FLOATING RATE INTERESTS		$5	5.62%, 2/1/2036(e)	9	9
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 2/1/2025	43	47
AGENCY OBLIGATIONS - 18.70%	Amount (000's)	Value (000's)	6.00%, 11/1/2037	38	42
Federal Home Loan Mortgage Corporation (FHLMC) -			6.00%, 3/1/2038	21	24
2.45%			6.50%, 2/1/2032	11	13
3.50%, 4/1/2042	$37	$38	6.50%, 7/1/2037	6	7
3.50%, 8/1/2042	74	76	6.50%, 7/1/2037	7	8
3.50%, 7/1/2043(h)	50	51	6.50%, 2/1/2038	9	10
4.00%, 10/1/2041	17	18	6.50%, 9/1/2038	18	20
4.00%, 11/1/2041	92	97			$3,019
4.00%, 12/1/2041	66	70

See accompanying notes.

Schedule of Investments
Balanced Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) - 3.47%
				Banks (continued)
1.63%, 1/20/2035(e)	$61	$64		Investment in Joint Trading Account; Merrill	$179	$179
1.75%, 7/20/2034(e)	157	164		Lynch Repurchase Agreement; 0.08%
1.75%, 7/20/2035(e)	178	185		dated 6/28/2013 maturing 7/1/2013
3.00%, 7/1/2043(h)	50	49		(collateralized by US Government
3.50%, 5/15/2042	97	100		Securities; $182,721; 0.00% - 0.25%; dated
3.50%, 10/15/2042	49	51		07/05/13 - 04/15/16)
4.00%, 10/15/2041	84	89				$603
4.00%, 7/20/2042	68	71		TOTAL REPURCHASE AGREEMENTS		$603
4.00%, 7/1/2043(h)	250	262		Total Investments		$50,507
4.50%, 1/20/2040	41	44		Liabilities in Excess of Other Assets, Net - (2.22)%		$(1,098)
4.50%, 8/20/2040	79	85		TOTAL NET ASSETS - 100.00%		$49,409
4.50%, 10/20/2040	30	33
4.50%, 11/15/2040	234	255
5.00%, 2/15/2039	119	133		(a) Non-Income Producing Security
5.00%, 6/20/2042	36	39		(b) Fair value of these investments is determined in good faith by the
6.00%, 9/20/2026	13	14		Manager under procedures established and periodically reviewed by the
6.00%, 1/15/2029	45	51		Board of Directors. At the end of the period, the fair value of these
6.00%, 6/15/2032	2	2		securities totaled $49 or 0.10% of net assets.
7.00%, 5/15/2031	8	10		(c) Security is Illiquid
7.00%, 2/20/2032	12	14		(d)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
		$1,715		registration, normally to qualified institutional buyers. Unless otherwise
U.S. Treasury - 6.67%				indicated, these securities are not considered illiquid. At the end of the
0.13%, 8/31/2013	50	50		period, the value of these securities totaled $1,799 or 3.64% of net assets.
0.25%, 5/15/2015	15	15		(e) Variable Rate. Rate shown is in effect at June 30, 2013.
0.50%, 6/15/2016	570	568		(f)	Payment in kind; the issuer has the option of paying additional securities
0.88%, 4/30/2017	50	50		in lieu of cash.
1.00%, 8/31/2016	295	297		(g)	This Senior Floating Rate Note will settle after June 30, 2013, at which
1.00%, 5/31/2018	600	590		time the interest rate will be determined.
1.25%, 10/31/2015	300	305		(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.50%, 7/31/2016	205	210		Notes to Financial Statements for additional information.
1.75%, 5/15/2023	200	187
2.00%, 2/15/2022	100	98
2.63%, 2/29/2016	350	369		Portfolio Summary (unaudited)
3.13%, 1/31/2017	350	378		Sector		Percent
3.13%, 5/15/2019	45	49		Financial		17 .53%
3.13%, 11/15/2041	30	28
3.13%, 2/15/2042	15	14		Mortgage Securities		14.57%
				Consumer, Non-cyclical		14 .41%
4.38%, 5/15/2040	75	88		Consumer, Cyclical		10 .89%
		$3,296		Communications		8.97%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Energy		7.69%
OBLIGATIONS		$9,240		Technology		7 .25%
	Maturity			Government		6.98%
REPURCHASE AGREEMENTS - 1.22%	Amount (000's)	Value(000	's)	Industrial		5 .47%
Banks- 1.22%				Asset Backed Securities		2 .93%
Investment in Joint Trading Account; Credit	$121	$121		Basic Materials		2.79%
Suisse Repurchase Agreement; 0.09%				Utilities		2 .47%
dated 6/28/2013 maturing 7/1/2013				Exchange Traded Funds		0 .16%
(collateralized by US Government				Diversified		0 .11%
Securities; $123,551; 4.25% - 8.75%; dated				Liabilities in Excess of Other Assets, Net		(2 .22)%
08/15/20 - 05/15/39)				TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account; Deutsche	48	49
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $49,420; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	254	254
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $259,455; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Semiconductors - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—		Automobile Asset Backed Securities (continued)
				AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—		2013-1
PREFERRED STOCKS - 0.31%	Shares Held	Value(000	's)	0.49%, 6/8/2016	$1,900		$1,898
				Capital Auto Receivables Asset Trust 2013-1
Banks- 0.31%				0.62%, 7/20/2016	300		299
Ally Financial Inc (d)	200	190
				0.79%, 6/20/2017	675		672
BB&T Corp	10,000	229		Carmax Auto Owner Trust 2013-2
Goldman Sachs Group Inc/The	25,000	603		0.42%, 6/15/2016(e)	3,000		2,994
		$1,022		Mercedes-Benz Auto Lease Trust 2012-A
TOTAL PREFERRED STOCKS		$1,022		0.66%, 4/15/2014(e)	111		111
	Principal			Nissan Auto Lease Trust
BONDS- 58.77%	Amount (000's)	Value(000	's)	0.35%, 7/15/2014(e)	234		234
Advertising - 0.25%				Nissan Auto Receivables 2013-A Owner
Interpublic Group of Cos Inc/The				Trust
4.00%, 3/15/2022	$165	$158		0.37%, 9/15/2015	575		574
6.25%, 11/15/2014	100	106		Santander Drive Auto Receivables Trust 2010-
10.00%, 7/15/2017	535	563		1
				1.48%, 5/15/2017(d)	111		111
		$827		Santander Drive Auto Receivables Trust 2012-
Aerospace & Defense - 0.20%				2
Air 2 US				0.91%, 5/15/2015(e)	1,217		1,218
8.63%, 10/1/2020(d)	52	52		Santander Drive Auto Receivables Trust 2012-
Northrop Grumman Corp				4
3.25%, 8/1/2023	435	412		0.79%, 8/17/2015	598		598
4.75%, 6/1/2043	215	205		Santander Drive Auto Receivables Trust 2013-
		$669		1
				0.48%, 2/16/2016	781		781
Agriculture - 0.45%							$12,339
Altria Group Inc
2.85%, 8/9/2022	485	448		Automobile Floor Plan Asset Backed Securities - 1.78%
4.25%, 8/9/2042	15	13		Ally Master Owner Trust
4.50%, 5/2/2043	390	347		0.82%, 5/15/2016(e)	2,100		2,103
Philip Morris International Inc				1.06%, 1/15/2016(e)	940		941
2.50%, 5/16/2016	175	182		Ford Credit Floorplan Master Owner Trust A
3.88%, 8/21/2042	5	4		0.79%, 9/15/2015(e)	1,100		1,101
4.13%, 3/4/2043	475	422		GE Dealer Floorplan Master Note Trust
6.38%, 5/16/2038	5	6		0.79%, 7/20/2016(e)	1,000		1,003
Southern States Cooperative Inc				Nissan Master Owner Trust Receivables
11.25%, 5/15/2015 (d)	70	72		0.66%, 5/15/2017(e)	785		784
		$1,494					$5,932
Airlines - 0.11%				Automobile Manufacturers - 0.93%
Air Canada 2013-1 Class A Pass Through				Daimler Finance North America LLC
Trust				1.25%, 1/11/2016(d)	955		949
4.13%, 5/15/2025(c),(d)	115	115		1.30%, 7/31/2015(d)	495		496
US Airways 2001-1G Pass Through Trust				Ford Motor Co
7.08%, 9/20/2022	53	58		4.75%, 1/15/2043	380		334
US Airways 2013-1 Class A Pass Through				7.40%, 11/1/2046	175		206
Trust				Jaguar Land Rover Automotive PLC
3.95%, 11/15/2025(c)	210	202		5.63%, 2/1/2023(d)	150		146
		$375		7.75%, 5/15/2018(d)	150		162
				Navistar International Corp
Automobile Asset Backed Securities - 3.71%				8.25%, 11/1/2021	155		152
Ally Auto Receivables Trust 2010-5				Volkswagen International Finance NV
1.11%, 1/15/2015(e)	123	123
				1.60%, 11/20/2017(d)	270		265
Ally Auto Receivables Trust 2011-5				2.38%, 3/22/2017(d)	390		396
0.99%, 11/16/2015(e)	581	582
AmeriCredit Automobile Receivables Trust							$3,106
0.51%, 1/8/2016	483	483		Automobile Parts & Equipment - 0.07%
AmeriCredit Automobile Receivables Trust				Gajah Tunggal Tbk PT
2012-1				7.75%, 2/6/2018(d)	250		248
0.91%, 10/8/2015(e)	631	632
AmeriCredit Automobile Receivables Trust
2012-2				Banks- 7.26%
0.76%, 10/8/2015	382	383		Ally Financial Inc
AmeriCredit Automobile Receivables Trust				5.50%, 2/15/2017	130		136
2012-3				8.00%, 3/15/2020	135		157
0.71%, 12/8/2015(e)	645	646		Associated Banc-Corp
				5.13%, 3/28/2016	955		1,028
				Banco de Credito e Inversiones
				4.00%, 2/11/2023(d)	300		283

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)			Banks (continued)
Bancolombia SA			VTB Bank OJSC Via VTB Capital SA
5.95%, 6/3/2021	$100	$106	6.88%, 5/29/2018	$125	$133
Bank of America Corp			Wells Fargo & Co
1.34%, 3/22/2018(e)	760	752	7.98%, 3/29/2049(e)	1,080	1,220
3.30%, 1/11/2023	670	633			$24,144
5.88%, 2/7/2042	340	380
Bank of New York Mellon Corp/The			Beverages - 1.37%
0.71%, 3/6/2018(e)	115	115	Ajecorp BV
			6.50%, 5/14/2022(d)	150	153
4.50%, 5/17/2049(e)	175	165
BBVA Banco Continental SA			6.50%, 5/14/2022	250	254
5.00%, 8/26/2022(d)	150	146	Anadolu Efes Biracilik Ve Malt Sanayii AS
			3.38%, 11/1/2022(d)	400	344
BBVA Bancomer SA/Texas
6.75%, 9/30/2022(d)	505	545	Anheuser-Busch InBev Worldwide Inc
BBVA US Senior SAU			1.38%, 7/15/2017	190	187
4.66%, 10/9/2015	670	690	2.50%, 7/15/2022	660	616
BPCE SA			5.38%, 1/15/2020	35	40
2.38%, 10/4/2013(b),(d)	950	954	Constellation Brands Inc
Capital One Financial Corp			3.75%, 5/1/2021	75	70
1.00%, 11/6/2015	280	276	4.25%, 5/1/2023	85	80
CIT Group Inc			Corp Lindley SA
			4.63%, 4/12/2023(d)	275	267
5.00%, 8/15/2022	15	15	6.75%, 11/23/2021(d)	100	109
Citigroup Inc
4.05%, 7/30/2022	310	298	6.75%, 11/23/2021	250	272
5.13%, 5/5/2014	2	2	Pernod-Ricard SA
			4.45%, 1/15/2022(d)	620	631
City National Corp/CA			5.75%, 4/7/2021(d)	810	900
5.25%, 9/15/2020	515	557
Cooperatieve Centrale Raiffeisen-			SABMiller Holdings Inc
			2.45%, 1/15/2017(d)	420	427
Boerenleenbank BA/Netherlands			3.75%, 1/15/2022(d)	200	204
11.00%, 12/29/2049 (d),(e)	281	360
Goldman Sachs Group Inc/The					$4,554
1.48%, 4/30/2018(e)	350	347	Biotechnology - 0.57%
1.60%, 11/23/2015	255	256	Amgen Inc
2.38%, 1/22/2018	305	300	5.15%, 11/15/2041	110	109
3.63%, 2/7/2016	295	308	5.38%, 5/15/2043	335	346
5.75%, 1/24/2022	295	325	Celgene Corp
6.45%, 5/1/2036	170	171	1.90%, 8/15/2017	185	184
6.75%, 10/1/2037	415	425	3.25%, 8/15/2022	200	190
HBOS Capital Funding LP			Genzyme Corp
6.07%, 6/29/2049(d),(e)	65	57	5.00%, 6/15/2020	230	257
Intesa Sanpaolo SpA			Gilead Sciences Inc
3.13%, 1/15/2016	1,365	1,342	3.05%, 12/1/2016	135	143
JP Morgan Chase & Co			4.40%, 12/1/2021	620	666
1.18%, 1/25/2018(e)	85	85
					$1,895
1.88%, 3/20/2015	595	602
3.20%, 1/25/2023	1,245	1,182	Building Materials - 0.15%
5.15%, 5/29/2049(e)	1,080	1,029	Boise Cascade Co
LBG Capital No.1 PLC			6.38%, 11/1/2020	40	41
8.00%, 12/29/2049(d),(e)	240	244	Cemex Espana Luxembourg
Morgan Stanley			9.25%, 5/12/2020(e)	100	106
1.56%, 4/25/2018(e)	1,175	1,152	Cimento Tupi SA
1.75%, 2/25/2016	230	228	9.75%, 5/11/2018(d)	54	54
2.13%, 4/25/2018	270	258	CRH America Inc
4.10%, 5/22/2023	890	822	8.13%, 7/15/2018	185	225
4.88%, 11/1/2022	270	267	Owens Corning
6.38%, 7/24/2042	210	234	4.20%, 12/15/2022	90	87
PNC Financial Services Group Inc/The					$513
4.85%, 3/1/2049	345	322	Chemicals - 0.35%
6.75%, 7/29/2049(e)	265	288
			Axiall Corp
Regions Financial Corp			4.88%, 5/15/2023(d)	20	19
5.75%, 6/15/2015	890	960	Cornerstone Chemical Co
Royal Bank of Scotland Group PLC			9.38%, 3/15/2018(d)	40	42
6.10%, 6/10/2023	1,905	1,807	9.38%, 3/15/2018	30	32
6.13%, 12/15/2022	740	704	Dow Chemical Co/The
Santander US Debt SAU			7.38%, 11/1/2029	155	195
2.99%, 10/7/2013(d)	600	603
			Eagle Spinco Inc
State Street Corp			4.63%, 2/15/2021(d)	100	96
3.10%, 5/15/2023	395	370	Mexichem SAB de CV
UBS AG/Stamford CT			4.88%, 9/19/2022(d)	200	201
7.63%, 8/17/2022	460	505	4.88%, 9/19/2022	250	244

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)			Diversified Financial Services - 2.35%
Taminco Global Chemical Corp			Aircastle Ltd
9.75%, 3/31/2020(d)	$310	$345	7.63%, 4/15/2020	$45	$49
		$1,174	9.75%, 8/1/2018	160	175
			American Express Co
Coal- 0.01%			0.86%, 5/22/2018(e)	245	245
SunCoke Energy Partners LP / SunCoke			American Honda Finance Corp
Energy Partners Finance Corp			1.60%, 2/16/2018(d)	295	290
7.38%, 2/1/2020(d)	35	36
			Compiler Finance Sub Inc
			7.00%, 5/1/2021(d)	70	68
Commercial Services - 0.13%			Credit Acceptance Corp
BakerCorp International Inc			9.13%, 2/1/2017	230	243
8.25%, 6/1/2019	75	74	DTEK Finance PLC
Envision Healthcare Corp			7.88%, 4/4/2018(d)	500	466
8.13%, 6/1/2019	84	89	Ford Motor Credit Co LLC
ERAC USA Finance LLC			1.70%, 5/9/2016	665	654
2.75%, 3/15/2017(d)	155	158	2.75%, 5/15/2015	200	203
3.30%, 10/15/2022(d)	50	48	5.88%, 8/2/2021	685	747
Igloo Holdings Corp			General Electric Capital Corp
8.25%, PIK 9.00%, 12/15/2017 (d),(f)	60	60	5.25%, 6/29/2049(e)	1,700	1,623
		$429	6.25%, 12/15/2049(e)	1,200	1,275
			General Motors Financial Co Inc
Computers - 0.92%			3.25%, 5/15/2018(d)	125	122
Affiliated Computer Services Inc			Icahn Enterprises LP / Icahn Enterprises
5.20%, 6/1/2015	470	499	Finance Corp
Apple Inc			8.00%, 1/15/2018	220	231
1.00%, 5/3/2018	350	336	International Lease Finance Corp
2.40%, 5/3/2023	410	380	6.25%, 5/15/2019	125	128
3.85%, 5/4/2043	505	449	8.62%, 9/15/2015(e)	135	148
EMC Corp/MA			John Deere Capital Corp
1.88%, 6/1/2018	85	84	0.88%, 4/17/2015	105	105
Hewlett-Packard Co			National Rural Utilities Cooperative Finance
3.00%, 9/15/2016	75	77	Corp
3.30%, 12/9/2016	160	166	4.75%, 4/30/2043(e)	125	122
NCR Corp			SquareTwo Financial Corp
4.63%, 2/15/2021	115	110	11.63%, 4/1/2017	115	118
Seagate HDD Cayman			Vesey Street Investment Trust I
4.75%, 6/1/2023(d)	115	107	4.40%, 9/1/2016(e)	765	815
6.88%, 5/1/2020	600	636			$7,827
Spansion LLC
7.88%, 11/15/2017	210	214	Electric - 1.97%
		$3,058	Alabama Power Co
			3.85%, 12/1/2042	125	109
Consumer Products - 0.22%			Baltimore Gas & Electric Co
Reynolds Group Issuer Inc / Reynolds Group			2.80%, 8/15/2022	220	208
Issuer LLC / Reynolds Group Issuer			3.35%, 7/1/2023	475	462
(Luxembourg) S.A.			CMS Energy Corp
5.75%, 10/15/2020	55	55	4.70%, 3/31/2043	135	125
7.13%, 4/15/2019	335	354	5.05%, 3/15/2022	285	308
7.88%, 8/15/2019	200	218	Commonwealth Edison Co
Sun Products Corp/The			3.80%, 10/1/2042	115	101
7.75%, 3/15/2021(d)	90	89
			DTE Energy Co
		$716	6.38%, 4/15/2033	435	501
Credit Card Asset Backed Securities - 0.49%			Duke Energy Carolinas LLC
Citibank Omni Master Trust			4.00%, 9/30/2042	320	290
2.94%, 8/15/2018(d),(e)	600	616	Duke Energy Progress Inc
Discover Card Execution Note Trust			2.80%, 5/15/2022	645	619
0.39%, 1/16/2018(e)	1,000	998	Dynegy Inc
			5.88%, 6/1/2023(d)	90	82
		$1,614
			Edison International
Distribution & Wholesale - 0.34%			3.75%, 9/15/2017	160	169
Glencore Funding LLC			Elwood Energy LLC
1.70%, 5/27/2016(d)	610	592	8.16%, 7/5/2026	153	160
2.50%, 1/15/2019(d)	400	362	Energy Future Intermediate Holding Co LLC /
HD Supply Inc			EFIH Finance Inc
7.50%, 7/15/2020(d)	30	30	11.75%, 3/1/2022(d),(e)	310	343
10.50%, 1/15/2021	145	150	Florida Power & Light Co
		$1,134	4.05%, 6/1/2042	370	344
			4.13%, 2/1/2042	120	113

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Environmental Control (continued)
Indiantown Cogeneration LP			Waste Management Inc
9.77%, 12/15/2020	$121	$130	7.75%, 5/15/2032	$200	$264
Mirant Mid Atlantic Pass Through Trust C					$763
10.06%, 12/30/2028	399	427
Northern States Power Co/MN			Food- 0.71%
3.40%, 8/15/2042	40	33	Alicorp SAA
			3.88%, 3/20/2023(d)	450	416
NRG Energy Inc
8.25%, 9/1/2020	125	135	ConAgra Foods Inc
Oncor Electric Delivery Co LLC			1.30%, 1/25/2016	50	50
5.25%, 9/30/2040	160	169	4.65%, 1/25/2043	85	79
Pacific Gas & Electric Co			Ingles Markets Inc
			5.75%, 6/15/2023(d)	120	119
4.45%, 4/15/2042	105	100
PacifiCorp			Kraft Foods Group Inc
3.85%, 6/15/2021	150	158	5.00%, 6/4/2042	185	187
4.10%, 2/1/2042	120	110	6.13%, 8/23/2018	445	522
PPL Electric Utilities Corp			6.50%, 2/9/2040	210	251
3.00%, 9/15/2021	80	80	Mondelez International Inc
PPL WEM Holdings PLC			6.13%, 2/1/2018	280	324
3.90%, 5/1/2016(d)	390	408	6.50%, 11/1/2031	365	424
Public Service Co of Colorado					$2,372
4.75%, 8/15/2041	250	258	Forest Products & Paper - 0.41%
Public Service Electric & Gas Co			Georgia-Pacific LLC
3.65%, 9/1/2042	55	48	3.73%, 7/15/2023(d)	1,100	1,070
Puget Energy Inc			Resolute Forest Products Inc
5.63%, 7/15/2022	115	122	5.88%, 5/15/2023(d)	85	76
San Diego Gas & Electric Co			Sappi Papier Holding GmbH
4.30%, 4/1/2042	125	123	7.50%, 6/15/2032(d)	155	122
Southern California Edison Co			Verso Paper Holdings LLC / Verso Paper Inc
4.05%, 3/15/2042	260	242	11.75%, 1/15/2019	95	98
Virginia Electric and Power Co					$1,366
4.00%, 1/15/2043	65	60
		$6,537	Gas- 0.17%
			Sempra Energy
Electronics - 0.06%			2.88%, 10/1/2022	615	575
Viasystems Inc
7.88%, 5/1/2019(d)	185	195
			Healthcare - Products - 0.30%
			Baxter International Inc
Engineering & Construction - 0.02%			3.20%, 6/15/2023	225	221
Weekley Homes LLC / Weekley Finance			Covidien International Finance SA
Corp			2.95%, 6/15/2023	535	506
6.00%, 2/1/2023(d)	60	59	Kinetic Concepts Inc / KCI USA Inc
			10.50%, 11/1/2018	35	37
Entertainment - 0.32%			Universal Hospital Services Inc
Choctaw Resort Development Enterprise			7.63%, 8/15/2020	215	225
7.25%, 11/15/2019(d)	322	312			$989
Cinemark USA Inc			Healthcare - Services - 0.36%
4.88%, 6/1/2023(d)	85	82
			Centene Corp
Lions Gate Entertainment Inc			5.75%, 6/1/2017	135	141
10.25%, 11/1/2016 (d)	160	171
			Envision Healthcare Holdings Inc
Peninsula Gaming LLC / Peninsula Gaming			9.25%, PIK 10.00%, 10/1/2017 (d),(f)	60	61
Corp			Fresenius Medical Care US Finance II Inc
8.38%, 2/15/2018(d)	130	135	5.88%, 1/31/2022(d)	85	90
Regal Entertainment Group			Fresenius Medical Care US Finance Inc
5.75%, 2/1/2025	30	29	6.50%, 9/15/2018(d)	55	60
9.13%, 8/15/2018	99	109	HCA Inc
WMG Acquisition Corp			4.75%, 5/1/2023	115	110
6.00%, 1/15/2021(d)	44	45
			7.25%, 9/15/2020	60	64
11.50%, 10/1/2018	90	103	8.50%, 4/15/2019	290	311
WMG Holdings Corp			MultiPlan Inc
13.75%, 10/1/2019	60	70	9.88%, 9/1/2018(d)	190	207
		$1,056	Radnet Management Inc
Environmental Control - 0.23%			10.38%, 4/1/2018	130	139
ADS Waste Holdings Inc					$1,183
8.25%, 10/1/2020(d)	75	76
			Holding Companies - Diversified - 0.15%
Republic Services Inc			Alphabet Holding Co Inc
3.80%, 5/15/2018	400	423	7.75%, 11/1/2017	50	51

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Holding Companies - Diversified (continued)			Internet - 0.12%
EADS Finance BV			Equinix Inc
2.70%, 4/17/2023(d)	$285	$264	4.88%, 4/1/2020	$35	$34
Tenedora Nemak SA de CV			5.38%, 4/1/2023	115	113
5.50%, 2/28/2023(d)	200	190	Zayo Group LLC / Zayo Capital Inc
		$505	8.13%, 1/1/2020	65	71
			10.13%, 7/1/2020	175	194
Home Builders - 0.21%					$412
Ashton Woods USA LLC / Ashton Woods
Finance Co			Iron & Steel - 0.49%
6.88%, 2/15/2021(d)	55	55	AK Steel Corp
Beazer Homes USA Inc			8.38%, 4/1/2022	135	116
7.25%, 2/1/2023(d)	60	61	ArcelorMittal
Brookfield Residential Properties Inc /			7.50%, 10/15/2039	345	328
Brookfield Residential US Corp			Bluescope Steel Ltd / Bluescope Steel
6.13%, 7/1/2022(d)	130	128	Finance
Lennar Corp			7.13%, 5/1/2018(d)	60	61
4.13%, 12/1/2018(d)	115	109	Commercial Metals Co
4.75%, 11/15/2022(d)	210	199	4.88%, 5/15/2023	55	51
MDC Holdings Inc			Evraz Group SA
6.00%, 1/15/2043	155	144	6.50%, 4/22/2020(d)	400	360
		$696	Metalloinvest Finance Ltd
			5.63%, 4/17/2020(d)	350	320
Home Equity Asset Backed Securities - 0.09%			Samarco Mineracao SA
Countrywide Asset-Backed Certificates			4.13%, 11/1/2022(d)	350	313
5.51%, 8/25/2036	1	1	Vale Overseas Ltd
New Century Home Equity Loan Trust Series			4.38%, 1/11/2022	75	71
2005-1					$1,620
0.48%, 3/25/2035(b),(e)	25	24
Saxon Asset Securities Trust 2004-1			Lodging - 0.28%
1.89%, 3/25/2035(e)	127	67	Caesars Entertainment Operating Co Inc
Specialty Underwriting & Residential Finance			11.25%, 6/1/2017	230	240
Trust Series 2004-BC1			MGM Resorts International
0.96%, 2/25/2035(e)	123	115	6.63%, 12/15/2021	55	57
Wells Fargo Home Equity Trust			8.63%, 2/1/2019	75	85
0.48%, 8/25/2035(e)	103	103	10.00%, 11/1/2016	100	117
		$310	Wyndham Worldwide Corp
			2.50%, 3/1/2018	425	417
Home Furnishings - 0.07%					$916
Arcelik AS
5.00%, 4/3/2023(d)	250	224	Machinery - Construction & Mining - 0.06%
			Ferreycorp SAA
			4.88%, 4/26/2020(d)	200	188
Insurance - 1.10%
American International Group Inc
4.88%, 9/15/2016	190	208	Media- 2.53%
4.88%, 6/1/2022	210	224	Cablevision Systems Corp
CNO Financial Group Inc			8.00%, 4/15/2020	170	185
6.38%, 10/1/2020(d)	40	42	CBS Corp
Fidelity & Guaranty Life Holdings Inc			4.85%, 7/1/2042	215	199
6.38%, 4/1/2021(d)	60	58	5.75%, 4/15/2020	380	431
ING US Inc			7.88%, 7/30/2030	25	32
2.90%, 2/15/2018(d)	550	553	Comcast Corp
5.50%, 7/15/2022(d)	250	266	4.25%, 1/15/2033	545	521
5.65%, 5/15/2053(d),(e)	455	428	6.40%, 5/15/2038	105	125
Liberty Mutual Group Inc			CSC Holdings LLC
4.25%, 6/15/2023(d)	255	246	6.75%, 11/15/2021	45	48
5.00%, 6/1/2021(d)	320	338	Cumulus Media Holdings Inc
7.00%, 3/15/2037(d),(e)	215	217	7.75%, 5/1/2019	140	137
MetLife Capital Trust IV			DIRECTV Holdings LLC / DIRECTV
7.88%, 12/15/2067(d)	260	310	Financing Co Inc
Metropolitan Life Global Funding I			2.40%, 3/15/2017	330	332
1.88%, 6/22/2018(d)	195	192	3.80%, 3/15/2022	420	403
Pacific LifeCorp			5.15%, 3/15/2042	245	219
5.13%, 1/30/2043(d)	185	168	6.00%, 8/15/2040	110	110
Prudential Financial Inc			DISH DBS Corp
5.63%, 6/15/2043(e)	340	333	4.25%, 4/1/2018(d)	60	59
XL Group PLC			5.00%, 3/15/2023	40	38
6.50%, 12/31/2049(e)	70	68	5.88%, 7/15/2022	160	162
		$3,651	6.75%, 6/1/2021	225	239
			7.88%, 9/1/2019	274	307

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Miscellaneous Manufacturing (continued)
NBCUniversal Enterprise Inc			Textron Inc
0.97%, 4/15/2018(d),(e)	$295	$298	6.20%, 3/15/2015	$365	$393
1.66%, 4/15/2018(d)	1,285	1,251	Tyco Electronics Group SA
NBCUniversal Media LLC			1.60%, 2/3/2015	205	207
2.88%, 1/15/2023	355	337	3.50%, 2/3/2022	580	562
4.45%, 1/15/2043	455	425	7.13%, 10/1/2037	20	23
5.15%, 4/30/2020	555	632			$1,502
6.40%, 4/30/2040	180	215
News America Inc			Mortgage Backed Securities - 8.16%
3.00%, 9/15/2022	375	350	Banc of America Commercial Mortgage Trust
Time Warner Cable Inc			2006-3
5.88%, 11/15/2040	205	188	5.89%, 7/10/2044	210	233
Time Warner Inc			Banc of America Commercial Mortgage Trust
6.25%, 3/29/2041	75	83	2007-3
			0.47%, 6/10/2049(d),(e)	300	277
7.63%, 4/15/2031	135	170
Univision Communications Inc			BB-UBS Trust
			2.89%, 6/5/2030(d),(e)	350	329
6.88%, 5/15/2019(d)	45	47
8.50%, 5/15/2021(d)	180	191	BCRR Trust 2009-1
			5.86%, 7/17/2040(d)	220	242
Viacom Inc
4.38%, 3/15/2043(d)	517	439	CD 2006-CD3 Mortgage Trust
WideOpenWest Finance LLC /			5.62%, 10/15/2048	505	557
WideOpenWest Capital Corp			CHL Mortgage Pass-Through Trust 2005-6
13.38%, 10/15/2019	205	227	5.00%, 4/25/2035	51	51
		$8,400	Citigroup Commercial Mortgage Trust 2006-
			C5
Mining - 1.16%			0.74%, 10/15/2049(e)	8,147	19
Barrick Gold Corp			COMM 2006-C7 Mortgage Trust
2.50%, 5/1/2018(d)	405	364	5.94%, 6/10/2046(e)	160	176
3.85%, 4/1/2022	90	76	COMM 2007-C9 Mortgage Trust
4.10%, 5/1/2023(d)	290	242	5.99%, 12/10/2049(e)	1,000	936
FMG Resources August 2006 Pty Ltd			COMM 2013-CCRE6 Mortgage Trust
6.88%, 2/1/2018(d)	55	54	3.10%, 3/10/2046(e)	240	226
8.25%, 11/1/2019(d)	130	134	Commercial Mortgage Pass-Through
FQM Akubra Inc			Certificates Series 2006-C4
7.50%, 6/1/2021(d)	75	72	0.76%, 9/15/2039(d),(e)	10,256	13
Freeport-McMoRan Copper & Gold Inc			5.47%, 9/15/2039	1,206	1,329
3.10%, 3/15/2020(d)	740	684	Commercial Mortgage Pass-Through
3.55%, 3/1/2022	150	136	Certificates Series 2006-C5
3.88%, 3/15/2023(d)	60	54	0.29%, 12/15/2039(e)	3,400	58
5.45%, 3/15/2043(d)	280	247	Commercial Mortgage Pass-Through
Midwest Vanadium Pty Ltd			Certificates Series 2007-C3
11.50%, 2/15/2018 (d)	110	80	5.87%, 6/15/2039(e)	391	434
Rio Tinto Finance USA PLC			Commercial Mortgage Pass-Through
2.00%, 3/22/2017	300	298	Certificates Series 2007-C4
4.75%, 3/22/2042	120	111	5.95%, 9/15/2039(e)	303	304
Southern Copper Corp			Credit Suisse First Boston Mortgage Securities
6.75%, 4/16/2040	200	197	Corp
St Barbara Ltd			0.96%, 11/15/2037(d),(e)	9,657	79
8.88%, 4/15/2018(d)	200	184	1.14%, 1/15/2037(d),(e)	11,650	53
Taseko Mines Ltd			4.77%, 7/15/2037	335	346
7.75%, 4/15/2019	10	10	CSMC Series 2009-RR1
Teck Resources Ltd			5.38%, 2/15/2040(d)	385	417
5.20%, 3/1/2042	90	76	CSMC Series 2009-RR3
Vedanta Resources PLC			5.34%, 12/15/2043(d),(e)	340	369
6.00%, 1/31/2019(d)	300	285	Fannie Mae REMIC Trust 2005-W2
Volcan Cia Minera SAA			0.39%, 5/25/2035(e)	218	216
5.38%, 2/2/2022(d)	38	37	Fannie Mae REMICS
5.38%, 2/2/2022	75	70	0.44%, 3/25/2035(e)	24	24
Xstrata Finance Canada Ltd			1.25%, 8/25/2041(e)	1,960	1,953
1.80%, 10/23/2015(d)	270	270	2.25%, 7/25/2040	1,486	1,488
2.45%, 10/25/2017(d)	185	179	3.50%, 9/25/2027(e)	1,057	144
		$3,860	3.50%, 11/25/2027(e)	563	80
			3.86%, 2/25/2037(e)	628	27
Miscellaneous Manufacturing - 0.45%			5.81%, 10/25/2041(e)	2,237	485
GE Capital Trust I			5.91%, 4/25/2037(e)	527	80
6.38%, 11/15/2067	150	155	6.06%, 3/25/2024(e)	1,014	117
General Electric Co			6.31%, 3/25/2022(e)	220	26
4.13%, 10/9/2042	15	14	6.33%, 1/25/2041(e)	2,818	628
Ingersoll-Rand Global Holding Co Ltd			6.46%, 7/25/2039(e)	1,971	349
2.88%, 1/15/2019(d)	150	148

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)			LB-UBS Commercial Mortgage Trust 2005-
6.50%, 2/25/2047	$79	$87	C3
6.56%, 11/25/2036(e)	715	96	4.74%, 7/15/2030	$525	$552
6.91%, 9/25/2031(e)	97	3	LB-UBS Commercial Mortgage Trust 2005-
7.04%, 4/25/2039(e)	141	151	C7
8.85%, 3/25/2039(e)	103	120	5.32%, 11/15/2040	350	371
FHLMC Multifamily Structured Pass Through			LB-UBS Commercial Mortgage Trust 2007-
Certificates			C1
1.88%, 5/25/2019	810	795	0.65%, 2/15/2040(e)	19,781	289
2.22%, 12/25/2018(e)	100	101	LB-UBS Commercial Mortgage Trust 2007-
Freddie Mac REMICS			C2
0.64%, 6/15/2023(e)	37	37	5.43%, 2/15/2040	340	373
0.79%, 8/15/2018(e)	234	237	Merrill Lynch Mortgage Trust 2005-CIP1
2.75%, 3/15/2041	385	390	5.05%, 7/12/2038	150	161
3.00%, 10/15/2027(e)	333	47	Morgan Stanley Bank of America Merrill
3.50%, 10/15/2027(e)	643	90	Lynch Trust 2012-CKSI
4.50%, 10/15/2035(e)	1,342	139	1.30%, 10/15/2022(d),(e)	3,843	311
5.81%, 3/15/2037(e)	451	55	3.28%, 10/15/2022(d)	505	471
5.81%, 11/15/2040(e)	327	65	Morgan Stanley Capital I Trust 2007-HQ12
5.88%, 4/15/2037(e)	939	137	5.76%, 4/12/2049(e)	225	244
6.31%, 7/15/2041(e)	403	78	5.76%, 4/12/2049(e)	1,466	1,470
6.41%, 2/15/2035(e)	1,920	140	Morgan Stanley Capital I Trust 2007-IQ13
6.41%, 12/15/2040(e)	710	152	5.36%, 3/15/2044(e)	105	116
6.46%, 3/15/2042(e)	830	159	Morgan Stanley Reremic Trust
6.51%, 9/15/2026(e)	755	130	4.97%, 4/16/2040(d)	525	534
6.51%, 2/15/2036(e)	361	61	Nomura Asset Acceptance Corp Alternative
6.51%, 3/15/2036(e)	1,751	266	Loan Trust Series 2005-AR1
6.86%, 7/15/2031(e)	811	40	0.54%, 2/25/2035(e)	2	2
GE Capital Commercial Mortgage Corp Series			RBSCF Trust 2009-RR1
2007-C1 Trust			5.95%, 9/17/2039(d),(e)	150	153
0.34%, 12/10/2049(e)	15,372	27	Residential Asset Securitization Trust 2004-
Ginnie Mae			A10
4.00%, 10/16/2024(e)	436	48	5.50%, 2/25/2035	124	126
5.00%, 10/16/2022(e)	825	53	UBS Commercial Mortgage Trust 2012-C1
5.21%, 5/20/2041(e)	1,007	192	3.40%, 5/10/2045(e)	150	148
5.91%, 5/16/2042(e)	1,266	275	UBS-Barclays Commercial Mortgage Trust
6.33%, 1/16/2038(e)	117	19	2012-C3
6.42%, 9/20/2040(e)	1,114	274	3.09%, 8/10/2049(e)	255	241
6.51%, 3/20/2041(e)	146	29	UBS-Barclays Commercial Mortgage Trust
7.46%, 12/16/2025(e)	439	77	2012-C4
GS Mortgage Securities Trust 2012-GCJ7			1.89%, 12/10/2045(d),(e)	1,492	178
2.79%, 5/10/2045(e)	2,961	410	UBS-Barclays Commercial Mortgage Trust
GS Mortgage Securities Trust 2013-GCJ12			2013-C5
3.78%, 6/10/2046(e)	250	229	3.18%, 3/10/2046(e)	335	322
HomeBanc Mortgage Trust 2005-5			4.23%, 3/10/2046(d),(e)	175	142
0.53%, 1/25/2036(e)	874	691	Wachovia Bank Commercial Mortgage Trust
IndyMac INDX Mortgage Loan Trust 2005-			Series 2007-C30
AR8			0.00%, 12/15/2043(a)	250	89
0.42%, 4/25/2035(e)	116	91	Washington Mutual Mortgage Pass-Through
JP Morgan Chase Commercial Mortgage			Certificates WMALT Series 2006-AR1
Securities Corp			0.44%, 2/25/2036(e)	162	118
2.10%, 12/15/2047(e)	3,987	447			$27,142
3.35%, 12/15/2047(d),(e)	325	307
JP Morgan Chase Commercial Mortgage			Office & Business Equipment - 0.03%
Securities Corp Series 2005-LDP3			Xerox Corp
5.17%, 8/15/2042(e)	495	516	2.95%, 3/15/2017	80	81
JP Morgan Chase Commercial Mortgage			6.75%, 2/1/2017	10	11
Securities Trust 2006-CIBC17					$92
5.43%, 12/12/2043	370	407	Oil & Gas - 4.13%
JP Morgan Chase Commercial Mortgage			Afren PLC
Securities Trust 2009-IWST			10.25%, 4/8/2019	200	223
5.63%, 12/5/2027(d)	350	398	Anadarko Petroleum Corp
JP Morgan Chase Commercial Mortgage			5.95%, 9/15/2016	470	527
Securities Trust 2011-C5			6.45%, 9/15/2036	130	151
3.15%, 8/15/2046	350	367	Antero Resources Finance Corp
JP Morgan Chase Commercial Mortgage			6.00%, 12/1/2020	150	148
Series 2004-LN2			Apache Corp
5.12%, 7/15/2041	225	233	2.63%, 1/15/2023	230	212

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Carrizo Oil & Gas Inc			Petrobras Global Finance BV
7.50%, 9/15/2020	$125	$130	2.00%, 5/20/2016	$300	$294
8.63%, 10/15/2018	120	128	4.38%, 5/20/2023	250	229
Chaparral Energy Inc			Petrobras International Finance Co - Pifco
7.63%, 11/15/2022	40	41	5.38%, 1/27/2021	265	266
9.88%, 10/1/2020	90	100	Petro-Canada
Chesapeake Energy Corp			5.95%, 5/15/2035	320	343
5.75%, 3/15/2023	140	142	Petroleos Mexicanos
6.13%, 2/15/2021	200	210	4.88%, 1/24/2022	60	61
Chevron Corp			Phillips 66
1.10%, 12/5/2017	365	357	1.95%, 3/5/2015	125	127
1.72%, 6/24/2018	240	238	Plains Exploration & Production Co
2.36%, 12/5/2022	45	42	6.50%, 11/15/2020	105	111
CNOOC Finance 2013 Ltd			6.88%, 2/15/2023	105	112
3.00%, 5/9/2023	350	316	QGOG Constellation SA
Concho Resources Inc			6.25%, 11/9/2019(d)	250	245
7.00%, 1/15/2021	120	129	Rosneft Oil Co via Rosneft International
ConocoPhillips			Finance Ltd
5.75%, 2/1/2019	130	152	4.20%, 3/6/2022(d)	250	232
Continental Resources Inc/OK			Rowan Cos Inc
4.50%, 4/15/2023(d)	745	725	4.88%, 6/1/2022	240	248
5.00%, 9/15/2022	420	427	5.00%, 9/1/2017	340	367
Devon Energy Corp			5.40%, 12/1/2042	220	199
3.25%, 5/15/2022	425	412	Seadrill Ltd
Dolphin Energy Ltd			5.63%, 9/15/2017(d)	220	217
5.50%, 12/15/2021	250	270	Sibur Securities Ltd
Ecopetrol SA			3.91%, 1/31/2018(d)	400	370
7.63%, 7/23/2019	120	142	Statoil ASA
Encana Corp			1.20%, 1/17/2018	245	238
5.15%, 11/15/2041	150	142	Talisman Energy Inc
EP Energy LLC / EP Energy Finance Inc			5.50%, 5/15/2042	60	59
9.38%, 5/1/2020	135	153	Thai Oil PCL
EP Energy LLC / Everest Acquisition Finance			3.63%, 1/23/2023(d)	300	274
Inc			Total Capital International SA
6.88%, 5/1/2019	65	70	1.50%, 2/17/2017	260	258
7.75%, 9/1/2022	30	32	1.55%, 6/28/2017	45	45
EPE Holdings LLC / EP Energy Bond Co Inc			Transocean Inc
8.13%, PIK 8.88%, 12/15/2017 (d),(f)	37	37	2.50%, 10/15/2017	5	5
GeoPark Latin America Ltd Agencia en Chile			6.38%, 12/15/2021	80	90
7.50%, 2/11/2020(d)	400	410	6.50%, 11/15/2020	250	281
Halcon Resources Corp			6.80%, 3/15/2038	90	96
8.88%, 5/15/2021	120	116	7.35%, 12/15/2041	65	75
KazMunayGas National Co JSC			Valero Energy Corp
4.40%, 4/30/2023(d)	350	325	6.63%, 6/15/2037	295	339
7.00%, 5/5/2020	130	147			$13,750
Kerr-McGee Corp
6.95%, 7/1/2024	125	149	Oil & Gas Services - 0.66%
7.88%, 9/15/2031	255	318	Cameron International Corp
Kodiak Oil & Gas Corp			1.60%, 4/30/2015	350	352
5.50%, 1/15/2021(d)	115	112	4.50%, 6/1/2021	55	58
8.13%, 12/1/2019	90	98	6.38%, 7/15/2018	380	446
National JSC Naftogaz of Ukraine			7.00%, 7/15/2038	45	54
9.50%, 9/30/2014	100	100	Hornbeck Offshore Services Inc
			5.00%, 3/1/2021(d)	65	60
Nexen Inc
6.40%, 5/15/2037	75	82	Weatherford International Inc
Oasis Petroleum Inc			6.35%, 6/15/2017	125	140
6.50%, 11/1/2021	65	67	Weatherford International Ltd/Bermuda
6.88%, 1/15/2023	140	144	4.50%, 4/15/2022	805	796
Offshore Group Investment Ltd			5.95%, 4/15/2042	320	303
7.13%, 4/1/2023(d)	25	25			$2,209
7.50%, 11/1/2019	80	83	Other Asset Backed Securities - 1.69%
Pacific Drilling SA			Countrywide Asset-Backed Certificates
5.38%, 6/1/2020(d)	150	140	0.44%, 3/25/2036(e)	418	293
Pacific Rubiales Energy Corp			0.71%, 6/25/2035(e)	185	181
5.13%, 3/28/2023(d)	250	236	GE Dealer Floorplan Master Note Trust
7.25%, 12/12/2021(d)	175	185	0.63%, 10/20/2017(e)	400	397
PDC Energy Inc			GE Equipment Midticket LLC
7.75%, 10/15/2022(d)	170	176	0.47%, 1/22/2015	1,445	1,444

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			Pipelines - 0.73%
GE Equipment Transportation LLC Series			DCP Midstream LLC
2011-1			5.85%, 5/21/2043(d),(e)	$125	$120
1.33%, 5/20/2019	$600	$602	El Paso Pipeline Partners Operating Co LLC
JP Morgan Mortgage Acquisition Trust 2007-			4.70%, 11/1/2042	220	195
CH3			5.00%, 10/1/2021	220	236
0.34%, 3/25/2037(e)	720	641	Energy Transfer Partners LP
Marriott Vacation Club Owner Trust 2007-1			3.60%, 2/1/2023	55	52
5.52%, 5/20/2029(d),(e)	65	67	5.15%, 2/1/2043	45	41
MSDWCC Heloc Trust 2005-1			5.20%, 2/1/2022	25	26
0.38%, 7/25/2017(e)	66	64	6.05%, 6/1/2041	345	349
Nationstar Mortgage Advance Receivable			6.50%, 2/1/2042	45	48
Trust			Inergy Midstream LP / NRGM Finance Corp
1.68%, 6/20/2046(d),(e)	475	474	6.00%, 12/15/2020(d)	25	24
Volvo Financial Equipment LLC Series 2013-			Kinder Morgan Energy Partners LP
1			5.00%, 3/1/2043	155	146
0.53%, 11/16/2015(d),(e)	1,000	998	5.63%, 9/1/2041	135	137
Washington Mutual Asset-Backed Certificates			MarkWest Energy Partners LP / MarkWest
WMABS Series 2006-HE1 Trust			Energy Finance Corp
0.37%, 4/25/2036(e)	515	474	6.25%, 6/15/2022	106	109
		$5,635	6.50%, 8/15/2021	31	32
			ONEOK Partners LP
Packaging & Containers - 0.30%			3.25%, 2/1/2016	340	355
Crown Cork & Seal Co Inc			Transportadora de Gas Internacional SA ESP
7.38%, 12/15/2026	142	156	5.70%, 3/20/2022	250	258
Exopack Holding Corp			Western Gas Partners LP
10.00%, 6/1/2018	160	162	4.00%, 7/1/2022	295	286
Rock Tenn Co					$2,414
3.50%, 3/1/2020	565	553
4.00%, 3/1/2023	120	116	Real Estate - 0.06%
		$987	Crescent Resources LLC / Crescent Ventures
			Inc
Pharmaceuticals - 1.37%			10.25%, 8/15/2017 (d)	110	113
AbbVie Inc			Mattamy Group Corp
1.20%, 11/6/2015(d)	330	330
			6.50%, 11/15/2020(d)	75	74
1.75%, 11/6/2017(d)	165	162
4.40%, 11/6/2042(d)	115	107			$187
Actavis Inc			REITS- 1.20%
1.88%, 10/1/2017	125	122	Alexandria Real Estate Equities Inc
3.25%, 10/1/2022	40	37	3.90%, 6/15/2023	375	358
4.63%, 10/1/2042	45	40	Boston Properties LP
5.00%, 8/15/2014	315	328	3.13%, 9/1/2023	280	259
CFR International SpA			DDR Corp
5.13%, 12/6/2022(d)	200	196	4.63%, 7/15/2022	275	278
Express Scripts Holding Co			ERP Operating LP
2.75%, 11/21/2014	370	378	3.00%, 4/15/2023	375	345
3.90%, 2/15/2022	125	127	Essex Portfolio LP
4.75%, 11/15/2021	120	128	3.25%, 5/1/2023	370	341
6.13%, 11/15/2041	290	335	HCP Inc
GlaxoSmithKline Capital Inc			2.63%, 2/1/2020	290	272
5.38%, 4/15/2034	55	60	Healthcare Trust of America Holdings LP
McKesson Corp			3.70%, 4/15/2023(d)	210	197
0.95%, 12/4/2015	220	219	Hospitality Properties Trust
3.25%, 3/1/2016	115	121	4.50%, 6/15/2023	370	357
Merck & Co Inc			iStar Financial Inc
1.30%, 5/18/2018	335	325	4.88%, 7/1/2018	60	56
4.15%, 5/18/2043	75	72	7.13%, 2/15/2018	90	93
Mylan Inc/PA			9.00%, 6/1/2017	80	89
1.80%, 6/24/2016(d)	120	120	Kimco Realty Corp
Sanofi			3.13%, 6/1/2023	220	203
1.25%, 4/10/2018	465	450	ProLogis LP
Sky Growth Acquisition Corp			6.88%, 3/15/2020	310	360
7.38%, 10/15/2020(d)	50	51	Ventas Realty LP / Ventas Capital Corp
Wyeth LLC			2.70%, 4/1/2020	520	492
5.95%, 4/1/2037	130	153	4.75%, 6/1/2021	280	294
6.00%, 2/15/2036	90	108			$3,994
Zoetis Inc
1.15%, 2/1/2016(d)	75	75	Retail - 1.02%
1.88%, 2/1/2018(d)	110	108	Claire's Stores Inc
			6.13%, 3/15/2020(d)	60	59
4.70%, 2/1/2043(d)	420	392
			7.75%, 6/1/2020(d)	30	29
		$4,544

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Student Loan Asset Backed Securities (continued)
Claire's Stores Inc (continued)			SLM Student Loan Trust 2012-7
8.88%, 3/15/2019	$55	$58	0.35%, 2/27/2017(e)	$706	$705
9.00%, 3/15/2019(d)	90	99			$7,463
CVS Caremark Corp
4.13%, 5/15/2021	145	153	Telecommunications - 2.98%
5.75%, 5/15/2041	330	372	America Movil SAB de CV
CVS Pass-Through Trust			3.13%, 7/16/2022	200	184
5.77%, 1/10/2033(d)	282	309	AT&T Inc
5.93%, 1/10/2034(d)	184	205	1.40%, 12/1/2017	160	156
7.51%, 1/10/2032(d)	56	69	1.70%, 6/1/2017	290	287
Landry's Holdings II Inc			4.35%, 6/15/2045	649	565
10.25%, 1/1/2018(d)	120	124	CC Holdings GS V LLC / Crown Castle GS III
Landry's Inc			Corp
9.38%, 5/1/2020(d)	105	111	3.85%, 4/15/2023	370	349
Macy's Retail Holdings Inc			Clearwire Communications LLC/Clearwire
5.75%, 7/15/2014	180	189	Finance Inc
			12.00%, 12/1/2015 (d)	165	175
5.90%, 12/1/2016	420	477
6.38%, 3/15/2037	185	208	Digicel Group Ltd
			8.25%, 9/30/2020(d)	200	207
6.90%, 4/1/2029	25	29	10.50%, 4/15/2018 (d)	150	159
New Academy Finance Co LLC / New
Academy Finance Corp			Digicel Ltd
8.00%, PIK 8.75%, 6/15/2018(d),(f)	155	159	8.25%, 9/1/2017	400	416
Petco Holdings Inc			Eileme 2 AB
			11.63%, 1/31/2020 (d)	200	226
8.50%, PIK 9.25%, 10/15/2017 (d),(f)	110	112
SACI Falabella			Embarq Corp
3.75%, 4/30/2023(d)	500	458	8.00%, 6/1/2036	100	105
Suburban Propane Partners LP/Suburban			GNET Escrow Corp
			12.13%, 7/1/2018(c),(d)	95	99
Energy Finance Corp
7.38%, 3/15/2020	135	140	Goodman Networks Inc
			13.12%, 7/1/2018(d),(e)	55	58
Wal-Mart Stores Inc
5.00%, 10/25/2040	20	21	Intelsat Jackson Holdings SA
			5.50%, 8/1/2023(d)	210	197
		$3,381	7.25%, 10/15/2020	55	58
Savings & Loans - 0.39%			Intelsat Luxembourg SA
Santander Holdings USA Inc/PA			7.75%, 6/1/2021(d)	380	384
3.00%, 9/24/2015	770	789	8.13%, 6/1/2023(d)	285	294
4.63%, 4/19/2016	470	496	Level 3 Financing Inc
		$1,285	8.13%, 7/1/2019	155	163
			10.00%, 2/1/2018	100	108
Semiconductors - 0.09%			MetroPCS Wireless Inc
Intel Corp			6.25%, 4/1/2021(d)	145	148
4.25%, 12/15/2042	120	109	NII Capital Corp
Jazz Technologies Inc			7.63%, 4/1/2021	145	113
8.00%, 6/30/2015	212	195	NII International Telecom SCA
		$304	7.88%, 8/15/2019(d)	30	28
Sovereign - 0.17%			11.38%, 8/15/2019 (d)	30	32
Brazilian Government International Bond			Qtel International Finance Ltd
4.88%, 1/22/2021	235	251	3.25%, 2/21/2023	250	227
Venezuela Government International Bond			Qwest Corp
9.25%, 9/15/2027	181	153	6.75%, 12/1/2021	455	506
12.75%, 8/23/2022	175	177	SBA Tower Trust
			4.25%, 4/15/2040(d),(e)	415	430
		$581
			Softbank Corp
Student Loan Asset Backed Securities - 2.24%			4.50%, 4/15/2020(d)	455	438
SLM Private Education Loan Trust 2012-A			Sprint Capital Corp
1.59%, 8/15/2025(d),(e)	107	108	6.88%, 11/15/2028	85	82
SLM Private Education Loan Trust 2012-B			Sprint Nextel Corp
1.29%, 12/15/2021(d),(e)	1,948	1,957	6.00%, 11/15/2022	115	113
SLM Private Education Loan Trust 2012-C			7.00%, 8/15/2020	235	247
1.29%, 8/15/2023(d),(e)	218	219	9.00%, 11/15/2018(d)	45	53
SLM Private Education Loan Trust 2012-E			9.13%, 3/1/2017	25	29
0.94%, 10/16/2023(d),(e)	734	734	Telefonica Emisiones SAU
SLM Private Education Loan Trust 2013-1			3.19%, 4/27/2018	545	528
0.79%, 8/15/2022(d),(e)	3,009	2,993	4.57%, 4/27/2023	295	282
SLM Student Loan Trust 2008-5			5.13%, 4/27/2020	640	656
1.38%, 10/25/2016(e)	287	288	5.46%, 2/16/2021	195	201
SLM Student Loan Trust 2008-6			6.42%, 6/20/2016	95	104
0.83%, 10/25/2017(e)	458	459	UPCB Finance VI Ltd
			6.88%, 1/15/2022(d)	150	155

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Telecommunications (continued)			Automobile Parts & Equipment (continued)
Verizon Communications Inc			Schaeffler AG, Term Loan C
0.70%, 11/2/2015	$35	$35	4.25%, 1/20/2017(e)	$280	$280
3.50%, 11/1/2021	375	377			$515
6.25%, 4/1/2037	25	29
7.75%, 12/1/2030	35	45	Chemicals - 0.32%
VimpelCom Holdings BV			AI Chem & Cy SCA, Term Loan B1
			4.50%, 9/12/2019(e)	247	245
5.20%, 2/13/2019(d)	400	390
7.50%, 3/1/2022	200	207	AI Chem & Cy SCA, Term Loan B2
			4.50%, 9/20/2019(e)	128	127
Wind Acquisition Finance SA
11.75%, 7/15/2017 (d)	120	125	AZ Chem US Inc, Term Loan B
			5.30%, 2/21/2017(e)	98	99
Wind Acquisition Holdings Finance SA
12.25%, PIK 12.25%, 7/15/2017 (d),(f)	144	145	Eagle Spinco Inc, Term Loan B
			3.49%, 1/28/2017(e)	124	125
		$9,915	Ineos US Finance LLC, Term Loan
Textiles - 0.07%			4.00%, 5/4/2018(e)	187	183
Mohawk Industries Inc			MacDermid Inc, Term Loan
3.85%, 2/1/2023	230	221	0.00%, 12/4/2020(e),(g)	150	151
			4.00%, 6/5/2020(e)	50	50
			Taminco Global Chemical Corp, Term Loan
Transportation - 0.56%			B
Burlington Northern Santa Fe LLC			4.24%, 2/15/2019(e)	94	94
4.45%, 3/15/2043	410	382
CHC Helicopter SA					$1,074
9.38%, 6/1/2021(d)	100	99	Commercial Services - 0.21%
CSX Corp			Envision Healthcare Corp, Term Loan B
5.50%, 4/15/2041	185	197	3.99%, 5/25/2018(e)	35	35
6.25%, 3/15/2018	200	235	Interactive Data Corp, Term Loan B
7.38%, 2/1/2019	170	210	3.75%, 2/11/2018(e)	297	295
Kansas City Southern Railway			ISS A/S, Term Loan B
4.30%, 5/15/2043(d)	170	153	0.00%, 4/18/2018(e),(g)	360	359
Navios Maritime Acquisition Corp / Navios					$689
Acquisition Finance US Inc
8.63%, 11/1/2017	202	207	Computers - 0.03%
Navios South American Logistics Inc / Navios			Spansion LLC, Term Loan B
			5.24%, 12/11/2018(e)	115	115
Logistics Finance US Inc
9.25%, 4/15/2019(d)	35	38
PHI Inc			Consumer Products - 0.09%
8.63%, 10/15/2018	80	85	Sun Products Corp/The, Term Loan B
Swift Services Holdings Inc			5.49%, 3/21/2020(e)	299	296
10.00%, 11/15/2018	230	254
		$1,860
TOTAL BONDS		$195,427	Distribution & Wholesale - 0.09%
SENIOR FLOATING RATE INTERESTS -			American Builders & Contractors Supply Co
	Principal		Inc, Term Loan B
3.76%	Amount (000's) Value (000's)		3.50%, 4/5/2020(e)	285	283
Aerospace & Defense - 0.10%
Accudyne Industries Borrower SCA, Term
Loan			Diversified Financial Services - 0.02%
3.99%, 12/13/2019(e)	$219	$217	Springleaf Financial Funding Co, Term Loan
			NEW
Sequa Corp, Term Loan B			5.50%, 5/28/2017(e)	52	52
5.24%, 5/29/2017(e)	104	104
		$321
			Electric - 0.11%
Apparel - 0.02%			Dynegy Inc, Term Loan B2
Calceus Acquisition Inc, Term Loan B			4.00%, 4/16/2020(e)	125	124
5.75%, 1/30/2020(e)	65	65
			NRG Energy Inc, Term Loan B
			2.75%, 7/1/2018(e)	39	39
Automobile Manufacturers - 0.07%			Texas Competitive Electric Holdings Co LLC,
Chrysler Group LLC, Term Loan B			Term Loan NONEXT
4.15%, 5/24/2017(e)	248	249	3.72%, 10/10/2014(e)	295	211
					$374
Automobile Parts & Equipment - 0.15%			Entertainment - 0.33%
Federal-Mogul Corp, Term Loan B-EXIT			CCM Merger Inc, Term Loan
0.00%, 12/29/2014(e),(g)	73	70	5.00%, 2/1/2017(e)	470	472
Federal-Mogul Corp, Term Loan C-EXIT			Peninsula Gaming LLC, Term Loan B
0.00%, 12/28/2015(e),(g)	36	35	4.24%, 11/30/2017(e)	154	154
HHI Holdings LLC, Term Loan			WMG Acquisition Corp, Delay-Draw Term
4.95%, 10/3/2018(e)	130	130	Loan DD
			0.00%, 7/7/2020(e),(g)	365	360
			0.00%, 7/7/2020(e),(g)	57	56

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Entertainment (continued)			Media (continued)
WMG Acquisition Corp, Term Loan B			Cumulus Media Holdings Inc, Term Loan
3.75%, 7/7/2020(e)	$61	$60	7.50%, 1/14/2019(e)	$82	$84
		$1,102	Cumulus Media Holdings Inc, Term Loan B
			4.50%, 9/17/2018(e)	48	47
Environmental Control - 0.01%			Kabel Deutschland Vertrieb und Service
ADS Waste Holdings Inc, Term Loan B			GmbH, Term Loan F
4.24%, 10/5/2019(e)	40	40
			3.25%, 2/1/2019(e)	65	65
			NEP Broadcasting LLC, Term Loan B
Food- 0.08%			4.74%, 1/3/2020(e)	224	225
HJ Heinz Co, Term Loan B2			Univision Communications Inc, Term Loan
3.50%, 3/27/2020(e)	260	260	C1
			4.50%, 2/28/2020(e)	87	86
			Univision Communications Inc, Term Loan
Forest Products & Paper - 0.16%			C2
Caraustar Industries Inc, Term Loan B			4.50%, 2/22/2020(e)	359	355
0.00%, 4/26/2019(e),(g)	170	171
			Univision Communications Inc, Term Loan
Exopack LLC, Term Loan B			C3
5.00%, 5/6/2017(e)	142	141
			4.00%, 3/1/2020(e)	25	24
13.20%, 5/31/2017 (e)	229	228
			Virgin Media Investment Holdings Ltd, Term
		$540	Loan B
Healthcare - Products - 0.03%			0.00%, 2/15/2020(e),(g)	220	217
BSN medical GmbH & Co KG, Term Loan			WideOpenWest Finance LLC, Term Loan B
B1			4.74%, 3/27/2019(e)	124	124
5.00%, 8/28/2019(e)	30	30			$1,344
Kinetic Concepts Inc, Term Loan D1			Oil & Gas - 0.10%
4.49%, 5/4/2018(e)	64	64
			Chesapeake Energy Corp, Term Loan B
		$94	5.75%, 12/2/2017(e)	220	222
Healthcare - Services - 0.10%			EP Energy LLC, Term Loan B3
HCA Inc, Term Loan B4			3.50%, 5/24/2018(e)	125	124
2.95%, 5/1/2018(e)	220	219			$346
MultiPlan Inc, Term Loan B			Pharmaceuticals - 0.15%
3.96%, 8/26/2017(e)	104	103
			Grifols Inc, Term Loan B
		$322	4.24%, 6/1/2017(e)	88	89
Insurance - 0.24%			NBTY Inc, Term Loan B2
Asurion LLC, Term Loan B1			3.50%, 10/1/2017(e)	38	38
4.49%, 5/24/2019(e)	323	320	Par Pharmaceutical Cos Inc, Term Loan B
Asurion LLC, Term Loan B2			4.24%, 9/28/2019(e)	383	380
0.00%, 6/19/2020(e),(g)	85	82			$507
CNO Financial Group Inc, Term Loan B2			Pipelines - 0.04%
3.75%, 9/28/2018(e)	304	302
			NGPL PipeCo LLC, Term Loan B
Lone Star Intermediate Super Holdings LLC,			6.68%, 5/4/2017(e)	133	131
Term Loan
11.00%, 8/7/2019(e)	105	109
		$813	REITS- 0.04%
			iStar Financial Inc, Term Loan
Internet - 0.10%			0.00%, 10/15/2017(e),(g)	49	49
Zayo Group LLC, Term Loan B			4.57%, 3/19/2016(e)	1	1
4.49%, 7/2/2019(e)	323	323
			iStar Financial Inc, Term Loan A2
			7.00%, 6/30/2014(e)	85	89
Lodging - 0.10%					$139
Caesars Entertainment Operating Co Inc, Term			Retail - 0.45%
Loan B4			Academy Ltd, Term Loan B
9.48%, 10/31/2016(e)	85	85
			0.00%, 8/3/2018(e),(g)	165	165
Caesars Entertainment Operating Co Inc, Term			DineEquity Inc, Term Loan B2
Loan B6			3.74%, 10/19/2017(e)	62	62
5.44%, 1/28/2018(e)	285	251
			Dunkin' Brands Inc, Term Loan B3
		$336	3.75%, 2/14/2020(e)	344	343
Machinery - Diversified - 0.06%			JC Penney Corp Inc, Term Loan
Edwards Cayman Islands II Ltd, Term Loan			6.00%, 5/21/2018(e)	120	120
B			Michaels Stores Inc, Term Loan B
4.74%, 3/26/2020(e)	189	189	3.75%, 1/24/2020(e)	205	204
			Neiman Marcus Group Inc/The, Term Loan B
			4.00%, 5/16/2018(e)	520	518
Media- 0.40%			Serta Simmons Holdings LLC, Term Loan B
Charter Communications Operating LLC,			4.99%, 9/19/2019(e)	70	70
Term Loan E					$1,482
0.00%, 4/10/2020(e),(g)	118	117

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Semiconductors - 0.04%				Federal National Mortgage Association (FNMA) (continued)
Freescale Semiconductor Inc, Term Loan B4				3.00%, 7/1/2028(h)	$8,320	$8,558
5.00%, 2/13/2020(e)	$139	$137		3.00%, 11/1/2042	1,745	1,708
				3.00%, 5/1/2043	1,496	1,464
				3.00%, 7/1/2043(h)	2,750	2,687
Telecommunications - 0.09%				3.26%, 6/1/2041(e)	1,912	1,997
Integra Telecom Holdings Inc, Term Loan
5.24%, 2/19/2020(e)	165	168		3.50%, 4/1/2027	970	1,015
9.75%, 2/19/2020(e)	30	31		3.50%, 1/1/2041	87	88
Level 3 Financing Inc, Term Loan B				3.50%, 3/1/2042	1,466	1,492
5.18%, 8/1/2019(e)	85	85		3.50%, 6/1/2042	1,486	1,512
				3.50%, 11/1/2042	1,964	2,001
		$284		3.50%, 2/1/2043	2,874	2,872
Transportation - 0.03%				3.50%, 5/1/2043	1,694	1,724
State Class Tankers II LLC, Term Loan B				3.50%, 7/1/2043(h)	1,000	1,015
0.00%, 6/19/2020(e),(g)	95	94		4.00%, 10/1/2019	126	132
				4.00%, 8/1/2020	561	591
TOTAL SENIOR FLOATING RATE INTERESTS		$12,516		4.00%, 2/1/2031	183	191
U.S. GOVERNMENT & GOVERNMENT	Principal			4.00%, 5/1/2031	388	405
AGENCY OBLIGATIONS - 44.95%	Amount (000's)	Value(000	's)	4.00%, 6/1/2031	616	643
Federal Home Loan Mortgage Corporation (FHLMC) -				4.00%, 11/1/2040	3,380	3,542
3.47%				4.00%, 12/1/2040	445	466
2.86%, 2/1/2034(e)	$6	$6		4.00%, 1/1/2041	1,977	2,072
				4.00%, 7/1/2041(h)	1,000	1,042
3.50%, 4/1/2042	384	391
3.50%, 8/1/2042	1,210	1,232		4.00%, 3/1/2043	497	518
4.00%, 8/1/2024	72	77		4.00%, 5/1/2043	1,398	1,467
4.00%, 11/1/2041	923	969		4.50%, 7/1/2025	190	202
4.00%, 12/1/2041	634	669		4.50%, 5/1/2031	1,586	1,698
4.50%, 7/1/2024	98	104		4.50%, 5/1/2040	452	493
4.50%, 4/1/2031	704	757		4.50%, 9/1/2040	625	676
4.50%, 5/1/2040	522	568		4.50%, 11/1/2040	2,301	2,472
4.50%, 6/1/2040	394	427		4.50%, 1/1/2041	1,168	1,259
4.50%, 8/1/2040	103	110		4.50%, 1/1/2041	650	702
5.00%, 5/1/2018	353	373		4.50%, 9/1/2041	504	535
5.00%, 6/1/2031	422	466		5.00%, 7/1/2035	70	76
5.00%, 10/1/2035	155	169		5.00%, 12/1/2039	97	107
5.00%, 6/1/2037	131	140		5.00%, 2/1/2040	528	579
5.00%, 6/1/2041	3,194	3,503		5.00%, 5/1/2041	363	401
5.50%, 6/1/2024	569	617		5.50%, 6/1/2019	72	76
5.56%, 2/1/2037(e)	44	47		5.50%, 7/1/2019	48	52
6.00%, 3/1/2031	19	21		5.50%, 7/1/2019	17	18
6.00%, 4/1/2031	2	2		5.50%, 8/1/2019	14	15
6.00%, 6/1/2032	82	91		5.50%, 8/1/2019	67	72
6.00%, 10/1/2032	52	58		5.50%, 10/1/2019	127	137
6.00%, 1/1/2038	253	279		5.50%, 10/1/2019	72	77
6.50%, 4/1/2016	7	7		5.50%, 12/1/2022	83	90
6.50%, 3/1/2029	11	13		5.50%, 7/1/2033	1,029	1,127
6.50%, 5/1/2029	18	20		5.50%, 4/1/2035	136	148
6.50%, 4/1/2031	8	10		5.50%, 8/1/2036	1,797	1,960
6.50%, 2/1/2032	17	20		5.50%, 2/1/2037	28	31
6.50%, 5/1/2032	51	57		5.50%, 1/1/2040	253	278
6.50%, 5/1/2032	15	17		5.50%, 5/1/2040	171	187
6.50%, 4/1/2035	41	46		5.50%, 5/1/2040	174	191
7.00%, 12/1/2029	38	44		5.50%, 7/1/2040	190	209
7.00%, 6/1/2030	8	9		5.50%, 7/1/2040	1,987	2,186
				5.62%, 2/1/2036(e)	69	74
7.00%, 12/1/2030	4	5
7.00%, 1/1/2031	8	9		6.00%, 5/1/2031	9	10
7.00%, 1/1/2031	2	2		6.00%, 7/1/2035	472	517
7.00%, 2/1/2031	3	3		6.00%, 2/1/2037	1,468	1,598
7.00%, 12/1/2031	39	45		6.00%, 2/1/2038	292	323
7.50%, 4/1/2030	9	11		6.00%, 12/1/2038	412	454
7.50%, 9/1/2030	7	7		6.50%, 8/1/2031	19	21
7.50%, 3/1/2031	32	38		6.50%, 3/1/2032	32	36
8.00%, 9/1/2030	83	94		6.50%, 7/1/2037	126	140
		$11,533		6.50%, 7/1/2037	109	123
				6.50%, 2/1/2038	104	116
Federal National Mortgage Association (FNMA) - 18.98%				6.50%, 3/1/2038	63	71
2.29%, 7/1/2034(e)	5	6		6.50%, 9/1/2038	894	1,001
2.49%, 3/1/2035(e)	104	110		7.00%, 2/1/2032	19	22
2.50%, 7/1/2028(h)	3,180	3,198				$63,127
2.66%, 7/1/2034(e)	48	51

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	REPURCHASE AGREEMENTS - 1.49%	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA) -
8.31%			Banks - 1.49%
1.63%, 1/20/2035(e)	$65	$68	Investment in Joint Trading Account; Credit		$997	$997
3.00%, 7/1/2043(h)	1,000	989		Suisse Repurchase Agreement; 0.09%
				dated 6/28/2013 maturing 7/1/2013
3.50%, 5/15/2042	1,670	1,716		(collateralized by US Government
3.50%, 10/15/2042	99	102
3.50%, 7/1/2043(h)	6,000	6,155		Securities; $1,016,968; 4.25% - 8.75%;
				dated 08/15/20 - 05/15/39)
4.00%, 10/15/2041	838	891	Investment in Joint Trading Account; Deutsche		399	399
4.00%, 2/15/2042	429	456
4.00%, 7/20/2042	68	71		Bank Repurchase Agreement; 0.18% dated
4.00%, 7/1/2043(h)	5,250	5,503		6/28/2013 maturing 7/1/2013
4.50%, 9/15/2039	1,586	1,743		(collateralized by US Government
4.50%, 1/20/2040	447	483		Securities; $406,787; 0.50% - 4.38%; dated
				01/09/15 - 08/08/19)
4.50%, 8/20/2040	915	986	Investment in Joint Trading Account; JP		2,094	2,094
4.50%, 10/20/2040	339	366
4.50%, 11/15/2040	360	392		Morgan Repurchase Agreement; 0.10%
				dated 6/28/2013 maturing 7/1/2013
4.50%, 8/20/2042	1,843	1,966		(collateralized by US Government
5.00%, 2/15/2034	776	846
5.00%, 10/15/2034	277	302		Securities; $2,135,632; 0.00% - 10.35%;
				dated 08/03/13 - 06/29/32)
5.00%, 10/20/2039	206	224	Investment in Joint Trading Account; Merrill		1,475	1,474
5.00%, 7/20/2040	113	122
5.00%, 9/20/2041	525	574		Lynch Repurchase Agreement; 0.08%
				dated 6/28/2013 maturing 7/1/2013
5.00%, 11/20/2041	820	888		(collateralized by US Government
5.00%, 2/20/2042	545	602
5.00%, 6/20/2042	282	307		Securities; $1,504,009; 0.00% - 0.25%;
5.50%, 12/20/2033	397	439		dated 07/05/13 - 04/15/16)
5.50%, 5/20/2035	47	52				$4,964
6.00%, 1/20/2029	68	78	TOTAL REPURCHASE AGREEMENTS			$4,964
6.00%, 7/20/2029	11	13	Total Investments			$363,426
6.00%, 12/15/2033	63	71	Liabilities in Excess of Other Assets, Net - (9.28)%			$(30,869)
6.00%, 12/20/2036	272	302	TOTAL NET ASSETS - 100.00%			$332,557
6.50%, 3/20/2028	10	12
6.50%, 5/20/2029	9	10
6.50%, 12/15/2032	748	844	(a)	Non-Income Producing Security
			(b)	Security is Illiquid
7.00%, 3/15/2031	24	29	(c)	Fair value of these investments is determined in good faith by the
7.50%, 5/15/2029	21	21
8.00%, 12/15/2030	12	15		Manager under procedures established and periodically reviewed by the
				Board of Directors. At the end of the period, the fair value of these
		$27,638		securities totaled $416 or 0.13% of net assets.
U.S. Treasury - 14.19%			(d)	Security exempt from registration under Rule 144A of the Securities Act of
0.13%, 8/31/2013	355	355		1933. These securities may be resold in transactions exempt from
0.25%, 5/15/2015	235	235		registration, normally to qualified institutional buyers. Unless otherwise
0.25%, 5/31/2015	3,700	3,693		indicated, these securities are not considered illiquid. At the end of the
0.63%, 5/31/2017	3,585	3,528		period, the value of these securities totaled $51,396 or 15.45% of net
0.88%, 4/30/2017	200	199		assets.
1.00%, 8/31/2016(i)	6,320	6,369	(e)	Variable Rate. Rate shown is in effect at June 30, 2013.
1.00%, 3/31/2017	175	175	(f)	Payment in kind; the issuer has the option of paying additional securities
1.00%, 5/31/2018	10,350	10,172		in lieu of cash.
1.25%, 10/31/2015	2,200	2,241	(g)	This Senior Floating Rate Note will settle after June 30, 2013, at which
1.50%, 7/31/2016	3,695	3,783		time the interest rate will be determined.
1.75%, 5/15/2023	3,400	3,184	(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.88%, 8/31/2017	5,200	5,358		Notes to Financial Statements for additional information.
2.63%, 1/31/2018	1,700	1,804	(i)	Security or a portion of the security was pledged to cover margin
3.13%, 5/15/2019	1,150	1,248		requirements for swap and/or swaption contracts. At the end of the period,
3.13%, 11/15/2041	125	117		the value of these securities totaled $347 or 0.10% of net assets.
3.13%, 2/15/2042	290	272
3.38%, 11/15/2019	2,000	2,201
4.13%, 5/15/2015	35	37
4.38%, 5/15/2040	1,900	2,228
		$47,199
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$149,497

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2013 (unaudited)

	Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				38.92%
Financial				14 .46%
Government				14 .36%
Asset Backed Securities				10 .00%
Communications				6 .47%
Consumer, Non-cyclical				6 .14%
Energy				5.67%
Consumer, Cyclical				4 .63%
Basic Materials				2.89%
Utilities				2 .25%
Industrial				2 .23%
Technology				1 .11%
Diversified				0 .15%
Liabilities in Excess of Other Assets, Net				(9 .28)%
TOTAL NET ASSETS				100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity			(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.19			(5.00)%	6/20/2018	$1,325	$(105	) $		(108)	$3
Barclays Bank PLC	CDX.NA.HY.20			(5.00)%	6/20/2018	8,500	(257)			(423)	166
Barclays Bank PLC	CDX.NA.HY.20			(5.00)%	6/20/2018	6,500	(197)			(229)	32
Barclays Bank PLC	CMBX.NA.AAA4			(0.35)%	2/17/2051	1,245	49			96	(47)
Deutsche Bank AG	CMBX.NA.AAA3			(0.08)%	12/13/2049	1,250	52			55	(3)
JP Morgan Chase	CDX.EM.19			(5.00)%	6/20/2018	2,700	(215)			(249)	34
JP Morgan Chase	CDX.NA. IG			(1.00)%	6/20/2018	7,000	(43)			(40)	(3)
Total							$(716	) $		(898)	$182

Amounts in thousands

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)			Unrealized Appreciation/(Depreciation)
Deutsche Bank AG 3 Month LIBOR		Receive	1.74%	9/4/2022	$1,000	$70			$—		$70
Morgan Stanley & 3 Month LIBOR		Receive	2.38%	9/4/2032	750	105			—		105
Co
Total						$175			$—		$175

Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS- 31.55%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Advertising - 0.01%			Airlines (continued)
Omnicom Group Inc			Continental Airlines 2012-2 Class A Pass
4.45%, 8/15/2020	$128	$133	Through Trust
			4.00%, 4/29/2026(b)	$200	$200
			Delta Air Lines 2007-1 Class A Pass Through
Aerospace & Defense - 0.29%			Trust
Boeing Co/The			6.82%, 2/10/2024	88	99
3.75%, 11/20/2016	51	55
5.88%, 2/15/2040	154	184	UAL 2009-2A Pass Through Trust
7.95%, 8/15/2024	200	273	9.75%, 1/15/2017	183	211
			US Airways 2013-1 Class A Pass Through
Exelis Inc			Trust
4.25%, 10/1/2016	128	135	3.95%, 11/15/2025(b)	200	192
L-3 Communications Corp
4.95%, 2/15/2021	277	292			$944
Lockheed Martin Corp			Apparel - 0.04%
2.13%, 9/15/2016	100	102	NIKE Inc
3.35%, 9/15/2021	102	102	2.25%, 5/1/2023	200	184
4.07%, 12/15/2042	47	41	3.63%, 5/1/2043	200	177
Northrop Grumman Corp					$361
3.50%, 3/15/2021	277	279
Raytheon Co			Automobile Asset Backed Securities - 0.24%
3.13%, 10/15/2020	77	78	Ally Auto Receivables Trust 2012-3
			1.06%, 2/15/2017(a)	349	350
4.88%, 10/15/2040	154	155
United Technologies Corp			Ally Auto Receivables Trust 2012-4
3.10%, 6/1/2022	200	198	0.59%, 1/17/2017	150	150
4.50%, 4/15/2020	74	82	Ford Credit Auto Owner Trust
			1.35%, 12/15/2016(a)	129	130
4.50%, 6/1/2042	200	197
4.88%, 5/1/2015	200	215	Ford Credit Auto Owner Trust 2012-A
5.38%, 12/15/2017	102	117	1.15%, 6/15/2017	500	504
5.70%, 4/15/2040	51	60	Ford Credit Auto Owner Trust 2012-B
6.13%, 7/15/2038	18	22	1.00%, 9/15/2017	400	401
6.70%, 8/1/2028	175	220	Honda Auto Receivables 2012-4 Owner Trust
			0.52%, 8/18/2016(a)	500	498
		$2,807
			Nissan Auto Receivables 2012-A Owner
Agriculture - 0.22%			Trust
Altria Group Inc			1.00%, 7/16/2018	150	150
4.13%, 9/11/2015	36	38	Santander Drive Auto Receivables Trust 2012-
4.75%, 5/5/2021	128	137	4
9.25%, 8/6/2019	192	254	1.04%, 8/15/2016	120	120
9.70%, 11/10/2018	77	103			$2,303
9.95%, 11/10/2038	175	259
10.20%, 2/6/2039	210	316	Automobile Manufacturers - 0.05%
Archer-Daniels-Midland Co			Daimler Finance North America LLC
4.48%, 3/1/2021(a)	128	137	8.50%, 1/18/2031	102	144
5.38%, 9/15/2035	51	54	Ford Motor Co
Bunge Ltd Finance Corp			4.75%, 1/15/2043	200	176
4.10%, 3/15/2016	77	81	7.45%, 7/16/2031	100	120
Lorillard Tobacco Co					$440
8.13%, 6/23/2019	36	44	Automobile Parts & Equipment - 0.03%
8.13%, 5/1/2040	25	30	Johnson Controls Inc
Philip Morris International Inc			3.75%, 12/1/2021	77	78
1.13%, 8/21/2017	100	97	5.00%, 3/30/2020	64	70
2.50%, 5/16/2016	128	133	5.25%, 12/1/2041	128	128
2.90%, 11/15/2021	51	50			$276
4.38%, 11/15/2041	51	46
4.50%, 3/26/2020	131	144	Banks- 4.75%
5.65%, 5/16/2018	25	29	American Express Centurion Bank
6.38%, 5/16/2038	100	119	0.88%, 11/13/2015	400	399
Reynolds American Inc			Bank of America Corp
7.63%, 6/1/2016	90	105	1.25%, 1/11/2016	100	99
		$2,176	1.50%, 10/9/2015	200	200
			2.00%, 1/11/2018	100	97
Airlines - 0.10%			3.30%, 1/11/2023	100	95
American Airlines 2011-1 Class A Pass			3.63%, 3/17/2016	180	188
Through Trust			3.70%, 9/1/2015	130	136
5.25%, 7/31/2022(b)	180	192
			3.88%, 3/22/2017	200	209
Continental Airlines 2010-1 Class A Pass			4.50%, 4/1/2015	165	173
Through Trust			4.75%, 8/1/2015	25	26
4.75%, 1/12/2021(b)	47	50
			5.42%, 3/15/2017	201	215
			5.63%, 7/1/2020	180	198
			5.65%, 5/1/2018	255	283

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Cooperatieve Centrale Raiffeisen-
5.70%, 1/24/2022		$180	$200	Boerenleenbank BA/Netherlands (continued)
5.88%, 2/7/2042		228	255	5.25%, 5/24/2041	$300	$308
6.00%, 9/1/2017		265	297	Credit Suisse/New York NY
6.50%, 8/1/2016		890	1,003	5.40%, 1/14/2020	200	217
7.63%, 6/1/2019		300	361	Deutsche Bank AG/London
Bank of Montreal				3.45%, 3/30/2015	78	81
1.45%, 4/9/2018		300	290	3.88%, 8/18/2014	257	266
2.50%, 1/11/2017		228	234	6.00%, 9/1/2017	344	396
Bank of New York Mellon Corp/The				Discover Bank/Greenwood DE
0.70%, 10/23/2015		150	149	2.00%, 2/21/2018	200	194
1.20%, 2/20/2015		180	181	Export-Import Bank of Korea
3.55%, 9/23/2021		51	52	4.00%, 1/11/2017	300	314
5.50%, 12/1/2017		32	36	5.00%, 4/11/2022	200	212
Bank of Nova Scotia				5.88%, 1/14/2015	251	267
1.85%, 1/12/2015		51	52	Fifth Third Bancorp
2.90%, 3/29/2016		302	315	5.45%, 1/15/2017	51	56
3.40%, 1/22/2015		400	416	8.25%, 3/1/2038	385	488
Barclays Bank PLC				Goldman Sachs Group Inc/The
2.75%, 2/23/2015		328	336	1.60%, 11/23/2015	380	381
6.75%, 5/22/2019		200	238	3.30%, 5/3/2015	200	206
BB&T Corp				3.63%, 2/7/2016	257	268
1.60%, 8/15/2017		200	196	5.25%, 7/27/2021	202	216
3.95%, 4/29/2016		29	31	5.38%, 3/15/2020	300	326
5.20%, 12/23/2015		125	137	5.50%, 11/15/2014	257	272
6.85%, 4/30/2019		18	22	5.63%, 1/15/2017	282	306
BBVA US Senior SAU				5.75%, 1/24/2022	228	251
4.66%, 10/9/2015		200	206	6.13%, 2/15/2033	212	232
BNP Paribas SA				6.15%, 4/1/2018	821	925
2.38%, 9/14/2017		200	198	6.25%, 2/1/2041	328	371
3.25%, 3/11/2015		400	413	6.45%, 5/1/2036	251	253
5.00%, 1/15/2021		77	82	6.75%, 10/1/2037	373	382
Canadian Imperial Bank of				HSBC Holdings PLC
Commerce/Canada				4.00%, 3/30/2022	128	131
2.35%, 12/11/2015		151	156	5.10%, 4/5/2021	228	250
Capital One Financial Corp				6.10%, 1/14/2042	154	179
2.15%, 3/23/2015		254	258	6.50%, 9/15/2037	500	556
3.50%, 6/15/2023(c)		84	79	HSBC USA Inc
5.50%, 6/1/2015		51	55	1.63%, 1/16/2018	300	293
Citigroup Inc				2.38%, 2/13/2015	128	131
2.25%, 8/7/2015		170	173	Intesa Sanpaolo SpA
2.65%, 3/2/2015		128	130	3.13%, 1/15/2016	100	98
3.50%, 5/15/2023		200	180	JP Morgan Chase & Co
3.95%, 6/15/2016		257	271	1.13%, 2/26/2016	300	296
4.05%, 7/30/2022		200	192	1.63%, 5/15/2018	300	288
4.45%, 1/10/2017		154	165	1.88%, 3/20/2015	300	304
4.50%, 1/14/2022		154	160	2.60%, 1/15/2016	257	262
4.59%, 12/15/2015		64	68	3.25%, 9/23/2022	300	285
4.88%, 5/7/2015		100	105	3.45%, 3/1/2016	277	289
5.00%, 9/15/2014		400	416	3.70%, 1/20/2015	205	213
5.88%, 1/30/2042		328	361	4.40%, 7/22/2020	162	169
6.00%, 10/31/2033		115	112	4.50%, 1/24/2022	257	269
6.01%, 1/15/2015		23	25	4.63%, 5/10/2021	257	272
6.13%, 11/21/2017		328	373	4.95%, 3/25/2020	57	62
6.13%, 5/15/2018		300	343	5.13%, 9/15/2014	90	94
6.38%, 8/12/2014		272	287	5.25%, 5/1/2015	88	94
6.63%, 6/15/2032		112	116	5.40%, 1/6/2042	102	108
6.88%, 3/5/2038		25	30	5.60%, 7/15/2041	154	166
8.13%, 7/15/2039		128	169	6.30%, 4/23/2019	300	348
8.50%, 5/22/2019		728	917	6.40%, 5/15/2038	200	235
Commonwealth Bank of Australia/New York				KeyCorp
NY				3.75%, 8/13/2015	279	294
1.25%, 9/18/2015		200	201	5.10%, 3/24/2021	102	113
Cooperatieve Centrale Raiffeisen-				KFW
Boerenleenbank BA/Netherlands				0.63%, 4/24/2015	385	386
3.38%, 1/19/2017		128	134	1.25%, 2/15/2017	257	258
3.88%, 2/8/2022		328	330	2.63%, 3/3/2015	257	266
3.95%, 11/9/2022		300	287	2.63%, 2/16/2016	257	270
4.50%, 1/11/2021		51	54	2.63%, 1/25/2022	1,257	1,252

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
KFW (continued)			UBS AG/Stamford CT
2.75%, 10/21/2014	$141	$145	4.88%, 8/4/2020	$200	$221
2.75%, 9/8/2020	300	307	5.88%, 12/20/2017	150	173
4.00%, 1/27/2020	97	108	UBS Preferred Funding Trust V
4.13%, 10/15/2014	334	350	6.24%, 5/29/2049	300	309
4.38%, 3/15/2018	295	333	US Bancorp/MN
4.50%, 7/16/2018	102	116	1.65%, 5/15/2017	205	204
4.88%, 1/17/2017	500	565	2.45%, 7/27/2015	102	105
4.88%, 6/17/2019	282	327	2.95%, 7/15/2022	200	186
5.13%, 3/14/2016	277	309	3.00%, 3/15/2022	128	124
Korea Development Bank/The			4.13%, 5/24/2021	77	82
1.00%, 1/22/2016	400	391	Wachovia Bank NA
3.25%, 3/9/2016	300	309	6.60%, 1/15/2038	250	305
Landwirtschaftliche Rentenbank			Wachovia Corp
0.88%, 9/12/2017	200	196	5.25%, 8/1/2014	351	367
2.38%, 9/13/2017	200	208	5.75%, 2/1/2018	280	322
3.13%, 7/15/2015	202	212	Wells Fargo & Co
5.00%, 11/8/2016	102	115	1.50%, 1/16/2018	300	293
Lloyds TSB Bank PLC			2.10%, 5/8/2017	450	452
4.88%, 1/21/2016	180	194	3.45%, 2/13/2023	200	191
6.38%, 1/21/2021	51	59	3.50%, 3/8/2022	180	182
Mellon Funding Corp			3.63%, 4/15/2015	268	281
5.00%, 12/1/2014	77	82	3.68%, 6/15/2016(a)	277	296
Morgan Stanley			3.75%, 10/1/2014	154	160
1.75%, 2/25/2016	200	198	4.60%, 4/1/2021	102	111
3.75%, 2/25/2023	200	191	Westpac Banking Corp
3.80%, 4/29/2016	278	289	1.13%, 9/25/2015	150	151
4.00%, 7/24/2015	200	208	3.00%, 8/4/2015	230	240
4.75%, 3/22/2017	400	424	3.00%, 12/9/2015	77	81
5.63%, 9/23/2019	321	345	4.20%, 2/27/2015	208	220
5.75%, 1/25/2021	1,050	1,140	4.88%, 11/19/2019	25	28
6.00%, 4/28/2015	164	176			$46,274
6.25%, 8/28/2017	375	418
6.38%, 7/24/2042	100	112	Beverages - 0.51%
7.25%, 4/1/2032	15	18	Anheuser-Busch Cos LLC
National Australia Bank Ltd/New York			5.50%, 1/15/2018	90	103
1.60%, 8/7/2015	150	152	Anheuser-Busch InBev Finance Inc
Oesterreichische Kontrollbank AG			0.80%, 1/15/2016	100	99
1.13%, 7/6/2015	200	202	Anheuser-Busch InBev Worldwide Inc
2.00%, 6/3/2016	400	412	0.80%, 7/15/2015	300	300
PNC Financial Services Group Inc/The			2.50%, 7/15/2022	300	280
4.85%, 3/1/2049	350	326	3.75%, 7/15/2042	100	87
PNC Funding Corp			4.13%, 1/15/2015	15	16
2.70%, 9/19/2016	228	237	5.00%, 4/15/2020	38	43
3.63%, 2/8/2015	264	275	5.38%, 11/15/2014	154	163
4.38%, 8/11/2020	51	54	5.38%, 1/15/2020	68	78
5.13%, 2/8/2020	25	27	6.38%, 1/15/2040	251	310
5.63%, 2/1/2017	102	113	6.88%, 11/15/2019	51	63
6.70%, 6/10/2019	25	30	7.75%, 1/15/2019	478	605
Royal Bank of Canada			8.20%, 1/15/2039	51	75
2.63%, 12/15/2015	151	157	Beam Inc
2.88%, 4/19/2016	251	263	5.38%, 1/15/2016	2	2
Royal Bank of Scotland Group PLC			Coca-Cola Co/The
2.55%, 9/18/2015	300	305	0.75%, 3/13/2015	102	102
Royal Bank of Scotland PLC/The			1.50%, 11/15/2015	77	79
5.63%, 8/24/2020	167	181	1.65%, 3/14/2018	200	198
State Street Corp			1.80%, 9/1/2016	77	79
3.10%, 5/15/2023	300	281	3.15%, 11/15/2020	128	131
5.38%, 4/30/2017	18	20	Diageo Capital PLC
Sumitomo Mitsui Banking Corp			1.50%, 5/11/2017	200	198
1.35%, 7/18/2015	100	101	4.83%, 7/15/2020	51	58
3.20%, 7/18/2022	100	96	Diageo Finance BV
SunTrust Bank/Atlanta GA			3.25%, 1/15/2015	41	43
2.75%, 5/1/2023	200	184	Diageo Investment Corp
SunTrust Banks Inc			2.88%, 5/11/2022	200	193
3.60%, 4/15/2016	102	108	Dr Pepper Snapple Group Inc
Toronto-Dominion Bank/The			2.60%, 1/15/2019	277	279
1.38%, 7/14/2014	51	51	PepsiAmericas Inc
2.38%, 10/19/2016	180	186	4.88%, 1/15/2015	25	27

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
PepsiCo Inc			Praxair Inc
0.70%, 8/13/2015	$200	$200	2.20%, 8/15/2022	$300	$275
2.50%, 5/10/2016	51	53	5.38%, 11/1/2016	51	58
2.75%, 3/5/2022	128	123	Sherwin-Williams Co/The
3.10%, 1/15/2015	23	24	3.13%, 12/15/2014	11	11
3.13%, 11/1/2020	128	130			$4,204
4.50%, 1/15/2020	51	56
4.88%, 11/1/2040	128	131	Commercial Services - 0.04%
5.00%, 6/1/2018	300	340	ADT Corp/The
5.50%, 1/15/2040	51	57	3.50%, 7/15/2022	200	184
7.90%, 11/1/2018	158	202	4.88%, 7/15/2042	100	85
		$4,927	McGraw Hill Financial Inc
			6.55%, 11/15/2037	51	51
Biotechnology - 0.16%			Western Union Co/The
Amgen Inc			5.25%, 4/1/2020	25	26
1.88%, 11/15/2014	77	78	Yale University
2.13%, 5/15/2017	300	301	2.90%, 10/15/2014	16	16
4.10%, 6/15/2021	180	189			$362
5.15%, 11/15/2041	77	77
5.38%, 5/15/2043	100	103	Computers - 0.45%
5.70%, 2/1/2019	12	14	Affiliated Computer Services Inc
5.75%, 3/15/2040	25	27	5.20%, 6/1/2015	51	54
5.85%, 6/1/2017	279	318	Apple Inc
6.40%, 2/1/2039	12	14	0.45%, 5/3/2016	300	297
6.90%, 6/1/2038	90	110	1.00%, 5/3/2018	300	288
Celgene Corp			2.40%, 5/3/2023	300	278
2.45%, 10/15/2015	51	53	3.85%, 5/4/2043	300	266
Genentech Inc			Computer Sciences Corp
4.75%, 7/15/2015	167	180	2.50%, 9/15/2015	170	173
Gilead Sciences Inc			4.45%, 9/15/2022	100	99
4.40%, 12/1/2021	77	83	6.50%, 3/15/2018	302	337
		$1,547	Dell Inc
			7.10%, 4/15/2028	51	50
Chemicals - 0.43%			Hewlett-Packard Co
Airgas Inc			2.13%, 9/13/2015	77	78
2.38%, 2/15/2020	200	192	2.60%, 9/15/2017	154	154
2.95%, 6/15/2016	77	80	2.65%, 6/1/2016	200	204
CF Industries Inc			3.00%, 9/15/2016	128	131
6.88%, 5/1/2018	100	118	4.65%, 12/9/2021	180	180
7.13%, 5/1/2020	100	120	6.00%, 9/15/2041	154	149
Dow Chemical Co/The			International Business Machines Corp
2.50%, 2/15/2016	177	182	0.45%, 5/6/2016	200	197
4.13%, 11/15/2021	201	206	0.55%, 2/6/2015	328	328
4.38%, 11/15/2042	200	177	0.88%, 10/31/2014	300	302
7.38%, 11/1/2029	150	189	1.63%, 5/15/2020	200	187
8.55%, 5/15/2019	144	184	5.60%, 11/30/2039	92	106
9.40%, 5/15/2039	51	75	5.70%, 9/14/2017	180	208
Eastman Chemical Co			5.88%, 11/29/2032	200	242
3.00%, 12/15/2015	51	53	6.22%, 8/1/2027	51	63
3.60%, 8/15/2022	100	96			$4,371
4.50%, 1/15/2021	51	53
4.80%, 9/1/2042	100	95	Consumer Products - 0.07%
Ecolab Inc			Avery Dennison Corp
1.45%, 12/8/2017	300	291	5.38%, 4/15/2020	25	26
4.35%, 12/8/2021	102	108	Clorox Co/The
5.50%, 12/8/2041	307	335	3.80%, 11/15/2021	128	130
EI du Pont de Nemours & Co			Kimberly-Clark Corp
2.75%, 4/1/2016	77	80	2.40%, 3/1/2022	257	244
2.80%, 2/15/2023	200	191	2.40%, 6/1/2023	150	140
3.25%, 1/15/2015	77	80	3.70%, 6/1/2043	150	134
4.15%, 2/15/2043	100	96	7.50%, 11/1/2018	18	23
4.25%, 4/1/2021	177	191			$697
4.63%, 1/15/2020	25	28	Cosmetics & Personal Care - 0.15%
LyondellBasell Industries NV			Colgate-Palmolive Co
5.00%, 4/15/2019	300	326	2.95%, 11/1/2020	154	155
Potash Corp of Saskatchewan Inc			Procter & Gamble Co/The
4.88%, 3/30/2020	51	56	0.70%, 8/15/2014	51	51
PPG Industries Inc			2.30%, 2/6/2022	411	391
3.60%, 11/15/2020	251	258	3.50%, 2/15/2015	700	733
			4.70%, 2/15/2019	77	87

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Cosmetics & Personal Care (continued)				Diversified Financial Services (continued)
Procter & Gamble Co/The	(continued)			General Electric Capital Corp	(continued)
4.85%, 12/15/2015		$25	$27	6.00%, 8/7/2019		$181	$210
5.55%, 3/5/2037		51	60	6.15%, 8/7/2037		155	175
			$1,504	6.38%, 11/15/2067(a)		300	312
				6.75%, 3/15/2032		381	457
Credit Card Asset Backed Securities - 0.15%				6.88%, 1/10/2039		200	246
Capital One Multi-Asset Execution Trust				Goldman Sachs Capital I
5.75%, 7/15/2020		476	554	6.35%, 2/15/2034		54	52
Chase Issuance Trust				HSBC Finance Corp
0.54%, 10/16/2017(a)		350	347
				5.00%, 6/30/2015		300	321
Citibank Credit Card Issuance Trust				6.68%, 1/15/2021		99	109
4.90%, 12/12/2016		500	531	Jefferies Group LLC
			$1,432	3.88%, 11/9/2015		102	106
Distribution & Wholesale - 0.05%				6.50%, 1/20/2043		200	191
Arrow Electronics Inc				6.88%, 4/15/2021		27	30
3.00%, 3/1/2018		300	299	8.50%, 7/15/2019		12	14
4.50%, 3/1/2023		200	197	John Deere Capital Corp
			$496	0.70%, 9/4/2015		200	200
				0.88%, 4/17/2015		152	153
Diversified Financial Services - 1.66%				1.20%, 10/10/2017		200	195
American Express Co				1.40%, 3/15/2017		180	178
4.05%, 12/3/2042		233	204	2.25%, 6/7/2016		77	79
6.15%, 8/28/2017		128	148	2.75%, 3/15/2022		1,128	1,078
7.00%, 3/19/2018		282	339	Merrill Lynch & Co Inc
American Express Credit Corp				5.30%, 9/30/2015		25	27
2.80%, 9/19/2016		257	267	5.45%, 7/15/2014		205	214
5.13%, 8/25/2014		257	269	6.05%, 5/16/2016		144	156
Bear Stearns Cos LLC/The				6.11%, 1/29/2037		450	443
5.55%, 1/22/2017		51	56	6.88%, 4/25/2018		205	236
6.40%, 10/2/2017		328	378	Murray Street Investment Trust I
7.25%, 2/1/2018		444	529	4.65%, 3/9/2017(a)		257	272
BlackRock Inc				NASDAQ OMX Group Inc/The
3.38%, 6/1/2022		200	200	4.00%, 1/15/2015		51	53
3.50%, 12/10/2014		38	39	National Rural Utilities Cooperative Finance
5.00%, 12/10/2019		25	28	Corp
Boeing Capital Corp				3.05%, 2/15/2022		102	101
4.70%, 10/27/2019		33	37	3.88%, 9/16/2015		128	137
Capital One Bank USA NA				5.45%, 4/10/2017		400	453
3.38%, 2/15/2023		300	284	10.38%, 11/1/2018		218	302
Caterpillar Financial Services Corp				Nomura Holdings Inc
1.10%, 5/29/2015		100	101	4.13%, 1/19/2016		154	162
1.63%, 6/1/2017		150	149	6.70%, 3/4/2020		129	148
2.65%, 4/1/2016		77	80	ORIX Corp
7.15%, 2/15/2019		113	141	4.71%, 4/27/2015		120	126
Countrywide Financial Corp				Private Export Funding Corp
6.25%, 5/15/2016		56	61	3.05%, 10/15/2014		25	26
Ford Motor Credit Co LLC				Toyota Motor Credit Corp
2.75%, 5/15/2015		200	203	0.88%, 7/17/2015		300	301
3.98%, 6/15/2016		300	314	1.25%, 10/5/2017		400	388
4.25%, 2/3/2017		200	209	2.05%, 1/12/2017		77	78
4.25%, 9/20/2022		200	197	2.63%, 1/10/2023		100	93
5.00%, 5/15/2018		200	213	3.20%, 6/17/2015		38	40
5.88%, 8/2/2021		200	218	3.30%, 1/12/2022		77	76
8.70%, 10/1/2014		100	109				$16,140
Franklin Resources Inc
3.13%, 5/20/2015		51	53	Electric - 1.43%
General Electric Capital Corp				Ameren Illinois Co
2.15%, 1/9/2015		257	262	2.70%, 9/1/2022		300	285
2.30%, 4/27/2017		257	261	Appalachian Power Co
3.15%, 9/7/2022		400	378	6.70%, 8/15/2037		77	91
3.50%, 6/29/2015		77	80	7.00%, 4/1/2038		20	25
3.75%, 11/14/2014		205	213	Arizona Public Service Co
4.63%, 1/7/2021		77	82	4.50%, 4/1/2042		77	74
5.30%, 2/11/2021		308	338	Baltimore Gas & Electric Co
5.38%, 10/20/2016		554	618	5.90%, 10/1/2016		69	79
5.50%, 1/8/2020		295	333	Commonwealth Edison Co
5.63%, 9/15/2017		154	174	4.00%, 8/1/2020		10	11
5.63%, 5/1/2018		300	344	5.80%, 3/15/2018		212	246
5.88%, 1/14/2038		266	293

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Consolidated Edison Co of New York Inc			Louisville Gas & Electric Co
4.20%, 3/15/2042	$128	$122	5.13%, 11/15/2040	$51	$56
5.85%, 3/15/2036	51	60	MidAmerican Energy Holdings Co
6.65%, 4/1/2019	51	62	6.13%, 4/1/2036	156	177
6.75%, 4/1/2038	125	161	Mississippi Power Co
Constellation Energy Group Inc			4.25%, 3/15/2042	100	90
4.55%, 6/15/2015	15	16	Nevada Power Co
Consumers Energy Co			5.45%, 5/15/2041	150	168
3.95%, 5/15/2043	300	276	6.50%, 5/15/2018	77	92
5.50%, 8/15/2016	73	83	7.13%, 3/15/2019	12	15
Dominion Resources Inc/VA			NextEra Energy Capital Holdings Inc
4.90%, 8/1/2041	77	78	1.20%, 6/1/2015	280	281
5.15%, 7/15/2015	51	55	4.50%, 6/1/2021	51	55
8.88%, 1/15/2019	400	523	Nisource Finance Corp
DTE Electric Co			5.25%, 9/15/2017	70	78
3.45%, 10/1/2020	5	5	5.40%, 7/15/2014	47	49
Duke Energy Carolinas LLC			5.95%, 6/15/2041	25	26
4.00%, 9/30/2042	100	91	6.40%, 3/15/2018	15	17
5.30%, 10/1/2015	154	170	Northern States Power Co/MN
5.30%, 2/15/2040	12	13	5.25%, 3/1/2018	41	47
Duke Energy Corp			5.35%, 11/1/2039	82	92
3.35%, 4/1/2015	215	224	Ohio Edison Co
3.95%, 9/15/2014	6	6	8.25%, 10/15/2038	119	174
Duke Energy Florida Inc			Ohio Power Co
0.65%, 11/15/2015	300	298	6.00%, 6/1/2016	81	91
4.55%, 4/1/2020	77	85	Oncor Electric Delivery Co LLC
5.65%, 6/15/2018	128	149	5.25%, 9/30/2040	51	54
5.65%, 4/1/2040	25	28	6.80%, 9/1/2018	174	210
6.40%, 6/15/2038	66	81	Pacific Gas & Electric Co
Duke Energy Indiana Inc			3.50%, 10/1/2020	25	26
3.75%, 7/15/2020	37	39	4.45%, 4/15/2042	102	97
4.20%, 3/15/2042	128	116	5.40%, 1/15/2040	128	140
6.12%, 10/15/2035	77	86	6.05%, 3/1/2034	452	527
6.45%, 4/1/2039	300	371	PacifiCorp
Duke Energy Ohio Inc			5.65%, 7/15/2018	70	82
5.45%, 4/1/2019	128	148	5.75%, 4/1/2037	400	461
Entergy Arkansas Inc			6.25%, 10/15/2037	92	112
3.75%, 2/15/2021	25	26	Peco Energy Co
Entergy Corp			2.38%, 9/15/2022	100	93
4.70%, 1/15/2017	128	136	PPL Capital Funding Inc
5.13%, 9/15/2020	89	93	3.40%, 6/1/2023	300	284
Exelon Corp			4.70%, 6/1/2043	100	91
4.90%, 6/15/2015	38	41	PPL Electric Utilities Corp
Exelon Generation Co LLC			2.50%, 9/1/2022	200	187
5.20%, 10/1/2019	102	112	PPL Energy Supply LLC
6.25%, 10/1/2039	244	265	5.70%, 10/15/2035	46	49
FirstEnergy Corp			Progress Energy Inc
2.75%, 3/15/2018	300	292	3.15%, 4/1/2022	128	123
7.38%, 11/15/2031	128	135	7.75%, 3/1/2031	136	176
FirstEnergy Solutions Corp			PSEG Power LLC
6.80%, 8/15/2039	101	112	2.75%, 9/15/2016	77	79
Florida Power & Light Co			Public Service Co of Colorado
5.13%, 6/1/2041	154	168	3.95%, 3/15/2043	100	92
5.63%, 4/1/2034	25	29	Public Service Co of New Mexico
5.69%, 3/1/2040	48	56	7.95%, 5/15/2018	154	185
Georgia Power Co			Public Service Electric & Gas Co
0.75%, 8/10/2015	300	299	3.50%, 8/15/2020	73	77
3.00%, 4/15/2016	77	81	3.65%, 9/1/2042	200	176
4.25%, 12/1/2019	77	85	Puget Sound Energy Inc
4.30%, 3/15/2042	228	209	4.43%, 11/15/2041	77	75
Great Plains Energy Inc			5.80%, 3/15/2040	51	60
4.85%, 6/1/2021	77	82	San Diego Gas & Electric Co
Hydro-Quebec			5.35%, 5/15/2040	84	97
1.38%, 6/19/2017	300	299	South Carolina Electric & Gas Co
8.05%, 7/7/2024	102	140	5.45%, 2/1/2041	77	84
Iberdrola International BV			Southern California Edison Co
6.75%, 7/15/2036	128	133	4.05%, 3/15/2042	318	296
LG&E and KU Energy LLC			5.50%, 3/15/2040	102	117
3.75%, 11/15/2020	77	79	5.95%, 2/1/2038	117	141

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Southwestern Electric Power Co			Fannie Mae (continued)
6.20%, 3/15/2040	$51	$58	0.38%, 3/16/2015	$257	$257
6.45%, 1/15/2019	25	29	0.50%, 5/27/2015	500	501
Toledo Edison Co/The			0.50%, 11/27/2015	500	498
7.25%, 5/1/2020	69	85	0.50%, 3/28/2016	350	348
TransAlta Corp			0.50%, 3/30/2016	525	522
6.50%, 3/15/2040	25	25	0.50%, 4/29/2016	415	412
Union Electric Co			0.55%, 2/27/2015	450	451
6.40%, 6/15/2017	77	90	0.57%, 4/18/2016	500	497
Virginia Electric and Power Co			0.63%, 10/30/2014	385	387
6.00%, 5/15/2037	77	93	0.70%, 5/22/2017	250	245
8.88%, 11/15/2038	10	16	0.75%, 12/19/2014	257	259
Westar Energy Inc			0.88%, 8/28/2014	128	129
5.10%, 7/15/2020	167	190	0.88%, 8/28/2017	500	490
Xcel Energy Inc			0.88%, 12/20/2017	800	779
0.75%, 5/9/2016	500	492	0.88%, 2/8/2018	1,000	971
4.80%, 9/15/2041	100	99	0.88%, 5/21/2018	1,000	966
		$13,905	0.95%, 8/23/2017	700	688
			1.00%, 12/28/2017	500	488
Electrical Components & Equipment - 0.01%			1.00%, 4/30/2018	575	557
Emerson Electric Co			1.01%, 2/14/2018	300	291
2.63%, 2/15/2023	100	95	1.07%, 9/27/2017	300	295
4.88%, 10/15/2019	25	28	1.13%, 6/27/2014	180	182
		$123	1.13%, 4/27/2017	500	498
Electronics - 0.11%			1.13%, 3/28/2018	200	195
Agilent Technologies Inc			1.15%, 2/28/2018	400	392
6.50%, 11/1/2017	265	306	1.25%, 9/28/2016	321	325
Honeywell International Inc			1.25%, 1/30/2017	1,192	1,199
5.30%, 3/1/2018	128	146	1.25%, 1/30/2019	650	629
5.38%, 3/1/2041	77	88	1.38%, 11/15/2016	257	261
5.70%, 3/15/2037	12	14	1.63%, 10/26/2015	757	776
Jabil Circuit Inc			2.38%, 7/28/2015	102	106
4.70%, 9/15/2022	100	96	2.38%, 4/11/2016	180	188
Koninklijke Philips NV			2.50%, 2/22/2023	500	479
5.00%, 3/15/2042	128	131	2.63%, 11/20/2014	628	648
5.75%, 3/11/2018	10	12	3.00%, 9/16/2014	462	477
Thermo Fisher Scientific Inc			4.38%, 10/15/2015	102	111
3.20%, 5/1/2015	200	206	4.63%, 10/15/2014	38	40
4.70%, 5/1/2020	51	54	5.00%, 3/15/2016	321	358
		$1,053	5.00%, 2/13/2017	64	73
			5.00%, 5/11/2017	64	73
Engineering & Construction - 0.01%			5.25%, 9/15/2016	701	798
ABB Finance USA Inc			5.38%, 6/12/2017	321	372
2.88%, 5/8/2022	100	96	5.63%, 7/15/2037	100	124
			6.00%, 4/18/2036	51	58
Environmental Control - 0.07%			6.63%, 11/15/2030	602	817
Republic Services Inc			7.13%, 1/15/2030	199	280
4.75%, 5/15/2023	51	54	7.25%, 5/15/2030	180	258
5.25%, 11/15/2021	200	220	Federal Home Loan Banks
5.50%, 9/15/2019	104	118	0.25%, 1/16/2015	500	500
6.20%, 3/1/2040	59	67	0.38%, 7/30/2015	205	205
Waste Management Inc			0.45%, 12/28/2015	200	199
6.38%, 3/11/2015	77	84	0.50%, 11/20/2015	500	499
7.00%, 7/15/2028	15	18	1.00%, 6/21/2017	500	493
7.38%, 3/11/2019	77	93	1.13%, 6/26/2017	230	229
		$654	1.63%, 6/14/2019	500	482
			2.75%, 12/12/2014	295	306
Federal & Federally Sponsored Credit - 0.11%			2.75%, 3/13/2015	180	187
Federal Farm Credit Banks			2.88%, 6/12/2015	295	309
0.50%, 6/23/2015	500	500	4.50%, 2/18/2015	255	272
0.54%, 11/7/2016	200	197	4.75%, 12/16/2016	60	68
0.73%, 8/15/2016	100	100	4.88%, 5/17/2017	320	364
1.50%, 11/16/2015	257	263	5.00%, 11/17/2017	690	792
		$1,060	5.25%, 6/18/2014	60	63
			5.38%, 5/18/2016	575	651
Finance - Mortgage Loan/Banker - 4.46%			5.38%, 9/30/2022	500	595
Fannie Mae
0.00%, 6/1/2017(d)	154	146	5.50%, 8/13/2014	165	175
0.00%, 10/9/2019(d)	190	160	5.50%, 7/15/2036	180	221
			5.63%, 6/11/2021	150	182

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Food (continued)
Freddie Mac			Kroger Co/The
0.42%, 9/18/2015	$750	$749	3.40%, 4/15/2022	$154	$150
0.50%, 11/27/2015	750	748	4.95%, 1/15/2015	77	82
0.50%, 1/28/2016	350	348	5.40%, 7/15/2040	25	25
0.50%, 5/13/2016	1,000	994	6.15%, 1/15/2020	12	14
0.63%, 12/29/2014	757	760	6.40%, 8/15/2017	18	21
0.75%, 1/12/2018	500	484	Mondelez International Inc
1.00%, 7/30/2014	257	259	4.13%, 2/9/2016	115	123
1.00%, 8/20/2014	257	259	5.38%, 2/10/2020	188	211
1.00%, 8/27/2014	628	634	6.50%, 8/11/2017	257	299
1.00%, 3/8/2017	1,500	1,493	6.50%, 2/9/2040	200	239
1.20%, 3/6/2017	205	205	Safeway Inc
1.25%, 5/12/2017	257	257	3.95%, 8/15/2020	32	31
1.25%, 8/1/2019	500	477	Unilever Capital Corp
1.25%, 10/2/2019	500	474	5.90%, 11/15/2032	100	125
1.40%, 8/22/2019	500	475			$5,319
1.75%, 9/10/2015	564	579
2.00%, 8/25/2016	500	518	Forest Products & Paper - 0.12%
2.25%, 3/13/2020	200	199	Georgia-Pacific LLC
2.38%, 1/13/2022	757	736	7.75%, 11/15/2029	51	66
2.50%, 5/27/2016	180	189	8.00%, 1/15/2024	228	294
2.88%, 2/9/2015	878	914	International Paper Co
3.00%, 7/28/2014	500	514	7.30%, 11/15/2039	25	30
3.00%, 7/31/2019	200	200	7.50%, 8/15/2021	136	167
3.00%, 1/18/2028	205	189	7.95%, 6/15/2018	300	367
3.75%, 3/27/2019	552	607	9.38%, 5/15/2019	61	80
4.38%, 7/17/2015	51	55	MeadWestvaco Corp
4.50%, 1/15/2015	64	68	7.38%, 9/1/2019	100	118
4.75%, 11/17/2015	564	620	Plum Creek Timberlands LP
4.75%, 1/19/2016	231	255	4.70%, 3/15/2021	51	53
4.88%, 6/13/2018	212	245			$1,175
5.00%, 7/15/2014	192	201	Gas- 0.05%
5.00%, 2/16/2017	102	116	Atmos Energy Corp
5.00%, 4/18/2017	257	293	4.95%, 10/15/2014	51	54
5.13%, 11/17/2017	180	208	CenterPoint Energy Inc
5.25%, 4/18/2016	180	203	6.50%, 5/1/2018	77	91
5.50%, 7/18/2016	321	366	National Grid PLC
5.50%, 8/23/2017	231	270	6.30%, 8/1/2016	41	46
6.25%, 7/15/2032	231	306	Sempra Energy
6.75%, 3/15/2031	77	105	6.00%, 10/15/2039	112	126
		$43,418	6.15%, 6/15/2018	120	140
Food- 0.55%					$457
Campbell Soup Co			Hand & Machine Tools - 0.02%
3.05%, 7/15/2017	128	133	Stanley Black & Decker Inc
4.25%, 4/15/2021	51	53	2.90%, 11/1/2022	200	188
ConAgra Foods Inc
1.30%, 1/25/2016	200	200
2.10%, 3/15/2018	200	198	Healthcare - Products - 0.19%
3.25%, 9/15/2022	100	95	Baxter International Inc
4.65%, 1/25/2043	100	93	2.40%, 8/15/2022	250	231
Delhaize Group SA			4.25%, 3/15/2020	51	56
5.70%, 10/1/2040	102	97	5.90%, 9/1/2016	18	20
General Mills Inc			Becton Dickinson and Co
3.15%, 12/15/2021	77	77	5.00%, 11/12/2040	51	53
5.65%, 2/15/2019	75	87	Boston Scientific Corp
5.70%, 2/15/2017	500	566	6.00%, 1/15/2020	51	58
HJ Heinz Finance Co			6.25%, 11/15/2015	51	56
6.75%, 3/15/2032	25	26	7.38%, 1/15/2040	51	64
Kellogg Co			Covidien International Finance SA
1.75%, 5/17/2017	1,000	993	6.00%, 10/15/2017	123	143
4.00%, 12/15/2020	177	186	Medtronic Inc
Kraft Foods Group Inc			2.75%, 4/1/2023	200	187
1.63%, 6/4/2015	300	303	3.00%, 3/15/2015	128	133
3.50%, 6/6/2022	300	297	4.45%, 3/15/2020	102	111
5.00%, 6/4/2042	200	203	St Jude Medical Inc
5.38%, 2/10/2020	95	107	3.25%, 4/15/2023	600	566
6.50%, 2/9/2040	75	90	Stryker Corp
6.88%, 1/26/2039	161	195	4.10%, 4/1/2043	200	189

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Stryker Corp (continued)			Berkshire Hathaway Inc	(continued)
4.38%, 1/15/2020	$25	$27	3.20%, 2/11/2015		$178	$185
		$1,894	3.40%, 1/31/2022		205	206
			Chubb Corp/The
Healthcare - Services - 0.34%			6.50%, 5/15/2038		10	13
Aetna Inc			CNA Financial Corp
1.50%, 11/15/2017	100	97	5.75%, 8/15/2021		77	87
4.13%, 6/1/2021	102	106	Fidelity National Financial Inc
4.13%, 11/15/2042	100	88	6.60%, 5/15/2017		51	57
6.63%, 6/15/2036	105	126	Genworth Holdings Inc
6.75%, 12/15/2037	112	137	7.70%, 6/15/2020		25	29
Cigna Corp			Hartford Financial Services Group Inc
2.75%, 11/15/2016	128	133	5.38%, 3/15/2017		177	194
5.38%, 2/15/2042	128	136	6.63%, 3/30/2040		25	30
Coventry Health Care Inc			Lincoln National Corp
5.45%, 6/15/2021	500	557	7.00%, 6/15/2040		47	58
Quest Diagnostics Inc			8.75%, 7/1/2019		141	181
4.70%, 4/1/2021	102	106	Loews Corp
4.75%, 1/30/2020	3	3	2.63%, 5/15/2023		200	182
5.45%, 11/1/2015	18	20	4.13%, 5/15/2043		200	172
UnitedHealth Group Inc			Markel Corp
0.85%, 10/15/2015	160	160	5.00%, 3/30/2043		200	189
1.40%, 10/15/2017	400	393	Marsh & McLennan Cos Inc
2.88%, 3/15/2022	180	172	5.75%, 9/15/2015		10	11
4.70%, 2/15/2021	90	99	MetLife Inc
6.50%, 6/15/2037	77	92	5.70%, 6/15/2035		164	182
6.88%, 2/15/2038	141	176	6.40%, 12/15/2066(a)		38	39
WellPoint Inc			6.75%, 6/1/2016		257	294
3.30%, 1/15/2023	300	286	7.72%, 2/15/2019		225	283
4.65%, 1/15/2043	100	93	PartnerRe Finance B LLC
5.25%, 1/15/2016	33	36	5.50%, 6/1/2020		25	28
5.80%, 8/15/2040	5	5	Progressive Corp/The
6.38%, 6/15/2037	77	90	3.75%, 8/23/2021		277	282
7.00%, 2/15/2019	180	216	Protective Life Corp
		$3,327	8.45%, 10/15/2039		51	65
Home Furnishings - 0.01%			Prudential Financial Inc
Whirlpool Corp			3.00%, 5/12/2016		600	625
4.85%, 6/15/2021	77	81	3.88%, 1/14/2015		180	188
			4.50%, 11/16/2021		128	135
			4.75%, 9/17/2015		51	55
Insurance - 0.91%			5.10%, 9/20/2014		28	29
Aegon NV			5.70%, 12/14/2036		25	27
4.63%, 12/1/2015	23	25	5.80%, 11/16/2041		51	55
Aflac Inc			5.88%, 9/15/2042(a)		100	100
3.45%, 8/15/2015	220	231	6.00%, 12/1/2017		77	88
6.45%, 8/15/2040	132	155	6.63%, 12/1/2037		126	150
8.50%, 5/15/2019	12	15	Travelers Cos Inc/The
American International Group Inc			5.90%, 6/2/2019		350	417
3.00%, 3/20/2015	128	132	6.25%, 6/15/2037		12	15
4.25%, 9/15/2014	290	301	6.75%, 6/20/2036		51	64
4.88%, 6/1/2022	250	266	Unum Group
5.60%, 10/18/2016	77	86	7.13%, 9/30/2016		77	89
5.85%, 1/16/2018	154	173	Validus Holdings Ltd
6.25%, 5/1/2036	300	346	8.88%, 1/26/2040		51	64
6.40%, 12/15/2020	228	264	Willis Group Holdings PLC
8.25%, 8/15/2018	313	388	4.13%, 3/15/2016		128	134
Aon Corp			WR Berkley Corp
5.00%, 9/30/2020	128	140	6.25%, 2/15/2037		29	32
Aon PLC			XL Group PLC
4.45%, 5/24/2043	300	268	5.25%, 9/15/2014		12	13
AXA SA						$8,811
8.60%, 12/15/2030	38	46
Berkshire Hathaway Finance Corp			Internet - 0.09%
1.30%, 5/15/2018	300	290	Amazon.com Inc
4.25%, 1/15/2021	102	109	0.65%, 11/27/2015		200	199
4.30%, 5/15/2043	300	272	1.20%, 11/29/2017		100	97
5.75%, 1/15/2040	115	128	2.50%, 11/29/2022		100	91
Berkshire Hathaway Inc			eBay Inc
1.90%, 1/31/2017	128	129	1.63%, 10/15/2015		51	52

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Internet (continued)			Media (continued)
eBay Inc (continued)			Discovery Communications LLC	(continued)
2.60%, 7/15/2022	$100	$93	5.05%, 6/1/2020		$51	$57
4.00%, 7/15/2042	100	85	5.63%, 8/15/2019		51	59
Expedia Inc			6.35%, 6/1/2040		43	48
7.46%, 8/15/2018	128	148	Historic TW Inc
Google Inc			6.88%, 6/15/2018		25	30
2.13%, 5/19/2016	51	53	NBCUniversal Media LLC
3.63%, 5/19/2021	51	53	3.65%, 4/30/2015		129	136
		$871	4.38%, 4/1/2021		151	163
			5.15%, 4/30/2020		75	85
Iron & Steel - 0.10%			5.95%, 4/1/2041		100	114
Cliffs Natural Resources Inc			6.40%, 4/30/2040		251	300
4.88%, 4/1/2021	128	116	News America Inc
Nucor Corp			4.50%, 2/15/2021		200	214
5.75%, 12/1/2017	12	14	5.65%, 8/15/2020		51	58
Vale Overseas Ltd			6.15%, 2/15/2041		77	85
5.63%, 9/15/2019	46	50	6.20%, 12/15/2034		54	59
6.25%, 1/23/2017	351	392	6.40%, 12/15/2035		128	143
6.88%, 11/21/2036	367	372	6.90%, 3/1/2019		154	186
8.25%, 1/17/2034	38	44	Reed Elsevier Capital Inc
		$988	3.13%, 10/15/2022(c)		125	115
Lodging - 0.03%			Thomson Reuters Corp
Wyndham Worldwide Corp			0.88%, 5/23/2016		300	297
3.90%, 3/1/2023	300	286	4.50%, 5/23/2043		300	267
			5.70%, 10/1/2014		23	24
			5.85%, 4/15/2040		25	27
Machinery - Construction & Mining - 0.01%			Time Warner Cable Inc
Caterpillar Inc			3.50%, 2/1/2015		25	26
3.80%, 8/15/2042	105	92	4.00%, 9/1/2021		180	172
			5.50%, 9/1/2041		300	264
Machinery - Diversified - 0.04%			5.85%, 5/1/2017		51	56
Deere & Co			6.55%, 5/1/2037		51	51
4.38%, 10/16/2019	56	62	6.75%, 7/1/2018		51	58
Rockwell Automation Inc			6.75%, 6/15/2039		77	79
6.25%, 12/1/2037	51	62	7.30%, 7/1/2038		300	326
Roper Industries Inc			8.25%, 4/1/2019		154	185
1.85%, 11/15/2017	300	295	8.75%, 2/14/2019		48	59
		$419	Time Warner Entertainment Co LP
			8.38%, 7/15/2033		95	112
Media- 1.03%			Time Warner Inc
CBS Corp			3.15%, 7/15/2015		79	83
1.95%, 7/1/2017	200	199	4.00%, 1/15/2022		180	184
4.85%, 7/1/2042	200	185	4.70%, 1/15/2021		81	87
5.75%, 4/15/2020	65	74	4.88%, 3/15/2020		42	46
7.88%, 7/30/2030	178	227	5.38%, 10/15/2041		128	129
Comcast Corp			5.88%, 11/15/2016		180	205
2.85%, 1/15/2023	100	95	6.10%, 7/15/2040		43	47
4.25%, 1/15/2033	100	96	6.20%, 3/15/2040		51	56
4.65%, 7/15/2042	100	96	6.50%, 11/15/2036		20	23
5.15%, 3/1/2020	274	313	7.63%, 4/15/2031		295	372
5.90%, 3/15/2016	128	144	Viacom Inc
6.30%, 11/15/2017	128	151	2.50%, 12/15/2016		102	105
6.40%, 3/1/2040	449	537	3.88%, 12/15/2021		128	130
6.45%, 3/15/2037	60	72	4.25%, 9/15/2015		22	23
6.95%, 8/15/2037	274	345	4.38%, 3/15/2043(c)		100	85
COX Communications Inc			6.88%, 4/30/2036		166	194
5.45%, 12/15/2014	82	87	Walt Disney Co/The
5.50%, 10/1/2015	25	27	0.45%, 12/1/2015		250	249
DIRECTV Holdings LLC / DIRECTV			1.10%, 12/1/2017		100	97
Financing Co Inc			1.35%, 8/16/2016		51	51
2.40%, 3/15/2017	200	201	2.75%, 8/16/2021		102	100
3.55%, 3/15/2015	199	207	3.70%, 12/1/2042		100	88
3.80%, 3/15/2022	102	98	7.00%, 3/1/2032		51	68
4.60%, 2/15/2021	171	177				$10,056
5.88%, 10/1/2019	56	63
6.00%, 8/15/2040	163	163	Metal Fabrication & Hardware - 0.07%
Discovery Communications LLC			Precision Castparts Corp
3.25%, 4/1/2023	200	188	0.70%, 12/20/2015		200	199
3.70%, 6/1/2015	32	34	1.25%, 1/15/2018		200	194

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Metal Fabrication & Hardware (continued)				Miscellaneous Manufacturing (continued)
Precision Castparts Corp	(continued)			General Electric Co (continued)
2.50%, 1/15/2023		$100	$93	2.70%, 10/9/2022	$300	$284
3.90%, 1/15/2043		175	159	4.13%, 10/9/2042	300	279
			$645	5.25%, 12/6/2017	300	339
				Parker Hannifin Corp
Mining - 0.42%				3.50%, 9/15/2022	77	78
Alcoa Inc				Textron Inc
5.40%, 4/15/2021		51	50	6.20%, 3/15/2015	9	10
5.90%, 2/1/2027		51	48	Tyco Electronics Group SA
6.15%, 8/15/2020		12	12	6.55%, 10/1/2017	12	14
6.50%, 6/15/2018		167	179	7.13%, 10/1/2037	14	16
AngloGold Ashanti Holdings PLC						$2,073
5.38%, 4/15/2020		3	3
Barrick Gold Corp				Mortgage Backed Securities - 1.40%
2.90%, 5/30/2016		177	175	Banc of America Commercial Mortgage Trust
6.95%, 4/1/2019		200	212	2006-3
Barrick PD Australia Finance Pty Ltd				5.89%, 7/10/2044	15	17
4.95%, 1/15/2020		60	57	Banc of America Commercial Mortgage Trust
5.95%, 10/15/2039		90	76	2006-5
BHP Billiton Finance USA Ltd				5.41%, 9/10/2047(a)	514	566
1.13%, 11/21/2014		77	78	Banc of America Commercial Mortgage Trust
1.63%, 2/24/2017		128	127	2007-2
3.25%, 11/21/2021		128	125	5.63%, 4/10/2049	13	13
4.13%, 2/24/2042		128	119	Banc of America Commercial Mortgage Trust
6.50%, 4/1/2019		23	28	2008-1
Freeport-McMoRan Copper & Gold Inc				6.39%, 2/10/2051(a)	41	47
1.40%, 2/13/2015		300	299	Banc of America Merrill Lynch Commercial
3.55%, 3/1/2022		302	274	Mortgage Inc
Newmont Mining Corp				5.36%, 9/10/2047(a)	129	139
3.50%, 3/15/2022		102	87	Bear Stearns Commercial Mortgage Securities
5.13%, 10/1/2019		51	54	Trust 2005-PWR10
6.25%, 10/1/2039		118	113	5.41%, 12/11/2040	125	134
Rio Tinto Alcan Inc				Bear Stearns Commercial Mortgage Securities
6.13%, 12/15/2033		77	85	Trust 2006-PWR12
Rio Tinto Finance USA Ltd				5.90%, 9/11/2038(a)	99	109
2.25%, 9/20/2016		200	204	Bear Stearns Commercial Mortgage Securities
3.75%, 9/20/2021		128	126	Trust 2006-PWR13
6.50%, 7/15/2018		203	240	5.54%, 9/11/2041	129	142
7.13%, 7/15/2028		12	15	Bear Stearns Commercial Mortgage Securities
9.00%, 5/1/2019		83	108	Trust 2006-TOP24
Rio Tinto Finance USA PLC				5.54%, 10/12/2041	194	216
4.75%, 3/22/2042		328	302	CD 2006-CD3 Mortgage Trust
Southern Copper Corp				5.62%, 10/15/2048	82	91
5.38%, 4/16/2020		25	27	Citigroup Commercial Mortgage Trust 2004-
6.75%, 4/16/2040		108	106	C2
Teck Resources Ltd				4.73%, 10/15/2041	197	204
2.50%, 2/1/2018		300	292	COMM 2007-C9 Mortgage Trust
3.00%, 3/1/2019		102	99	5.99%, 12/10/2049(a)	129	146
4.50%, 1/15/2021		200	201	Commercial Mortgage Loan Trust 2008-LS1
6.25%, 7/15/2041		154	146	6.21%, 12/10/2049(a)	89	100
			$4,067	Commercial Mortgage Pass Through
				Certificates
Miscellaneous Manufacturing - 0.21%				2.82%, 11/15/2045(a)	500	464
3M Co				Commercial Mortgage Pass-Through
1.38%, 9/29/2016		128	129	Certificates Series 2007-C4
5.70%, 3/15/2037		38	46	5.95%, 9/15/2039(a)	104	111
Danaher Corp				Commercial Mortgage Trust 2007-GG11
5.63%, 1/15/2018		128	148	5.74%, 12/10/2049	386	432
Dover Corp				Commercial Mortgage Trust 2007-GG9
5.38%, 3/1/2041		77	86	5.44%, 3/10/2039(a)	217	240
Eaton Corp				Credit Suisse First Boston Mortgage Securities
0.95%, 11/2/2015(c)		200	199
1.50%, 11/2/2017(c)		100	97	Corp
2.75%, 11/2/2022(c)		100	94	4.83%, 11/15/2037	206	215
4.00%, 11/2/2032(c)		100	93	5.01%, 2/15/2038	252	263
4.15%, 11/2/2042(c)		50	45	GE Capital Commercial Mortgage Corp
				5.47%, 11/10/2045(a)	26	28
GE Capital Trust I				GMAC Commercial Mortgage Securities Inc
6.38%, 11/15/2067		15	16	Series 2006-C1 Trust
General Electric Co				5.24%, 11/10/2045	800	855
0.85%, 10/9/2015		100	100

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2007-GG10			Wachovia Bank Commercial Mortgage Trust
5.98%, 8/10/2045(a)	$52	$55	Series 2005-C22
5.98%, 8/10/2045(a)	514	573	5.46%, 12/15/2044(a)	$129	$139
JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
Securities Corp			Series 2006-C23
4.88%, 1/15/2042	136	142	5.42%, 1/15/2045	193	212
JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
Securities Corp Series 2005-LDP2			Series 2006-C27
4.74%, 7/15/2042	90	95	5.80%, 7/15/2045	287	313
4.78%, 7/15/2042	77	81	Wachovia Bank Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage			Series 2007-C34
Securities Trust 2006-CIBC17			5.68%, 5/15/2046(a)	90	101
5.43%, 12/12/2043	305	335			$13,660
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7			Office & Business Equipment - 0.05%
6.06%, 4/15/2045(a)	257	283	Pitney Bowes Inc
JP Morgan Chase Commercial Mortgage			5.75%, 9/15/2017	177	191
Securities Trust 2006-LDP8			Xerox Corp
5.44%, 5/15/2045(a)	17	18	2.95%, 3/15/2017	154	155
JP Morgan Chase Commercial Mortgage			4.25%, 2/15/2015	48	50
Securities Trust 2006-LDP9			4.50%, 5/15/2021	51	53
5.34%, 5/15/2047	342	377	5.63%, 12/15/2019	21	23
JP Morgan Chase Commercial Mortgage					$472
Securities Trust 2007-LDP10			Oil & Gas - 1.89%
5.42%, 1/15/2049	154	171	Alberta Energy Co Ltd
JP Morgan Chase Commercial Mortgage			7.38%, 11/1/2031	77	92
Securities Trust 2011-C5			Anadarko Finance Co
4.17%, 8/15/2046	257	268	7.50%, 5/1/2031	77	96
LB Commercial Mortgage Trust 2007-C3			Anadarko Petroleum Corp
6.08%, 7/15/2044(a)	63	71	5.95%, 9/15/2016	178	200
LB-UBS Commercial Mortgage Trust 2005-			6.20%, 3/15/2040	25	28
C3			6.38%, 9/15/2017	206	237
4.79%, 7/15/2040(a)	257	270	6.45%, 9/15/2036	225	261
4.84%, 7/15/2040	180	188	Apache Corp
LB-UBS Commercial Mortgage Trust 2005-			3.63%, 2/1/2021	77	79
C5			4.75%, 4/15/2043	128	121
5.02%, 9/15/2040	142	150	5.10%, 9/1/2040	92	93
LB-UBS Commercial Mortgage Trust 2005-			BP Capital Markets PLC
C7			1.85%, 5/5/2017	200	200
5.20%, 11/15/2030	129	138	2.50%, 11/6/2022	200	182
LB-UBS Commercial Mortgage Trust 2006-			3.13%, 10/1/2015	151	158
C3			3.20%, 3/11/2016	102	107
5.66%, 3/15/2039	129	141	3.56%, 11/1/2021	200	201
LB-UBS Commercial Mortgage Trust 2007-			3.88%, 3/10/2015	415	435
C2			4.74%, 3/11/2021	128	139
5.43%, 2/15/2040	1,300	1,426	4.75%, 3/10/2019	25	28
LB-UBS Commercial Mortgage Trust 2007-			Canadian Natural Resources Ltd
C6			5.70%, 5/15/2017	16	18
5.86%, 7/15/2040(a)	44	48	6.25%, 3/15/2038	164	183
Merrill Lynch Mortgage Trust 2005-CKI1			Cenovus Energy Inc
5.46%, 11/12/2037(a)	557	598	4.50%, 9/15/2014	42	44
Merrill Lynch Mortgage Trust 2006-C2			5.70%, 10/15/2019	152	173
5.74%, 8/12/2043	800	887	6.75%, 11/15/2039	128	153
Merrill Lynch Mortgage Trust 2007-C1			Chevron Corp
6.04%, 6/12/2050(a)	77	87	2.36%, 12/5/2022	300	282
Morgan Stanley Capital I Trust 2005-IQ9			4.95%, 3/3/2019	400	459
4.70%, 7/15/2056	341	356	CNOOC Finance 2013 Ltd
Morgan Stanley Capital I Trust 2006-HQ8			1.13%, 5/9/2016	150	148
5.60%, 3/12/2044(a)	257	277	1.75%, 5/9/2018	150	143
Morgan Stanley Capital I Trust 2007-HQ12			3.00%, 5/9/2023	150	135
5.76%, 4/12/2049(a)	135	135	4.25%, 5/9/2043	100	84
5.76%, 4/12/2049(a)	278	301	Conoco Funding Co
Morgan Stanley Capital I Trust 2007-IQ13			7.25%, 10/15/2031	200	262
5.36%, 3/15/2044(a)	100	111	ConocoPhillips
Morgan Stanley Capital I Trust 2007-TOP25			4.60%, 1/15/2015	257	272
5.51%, 11/12/2049	257	286	6.00%, 1/15/2020	293	349
UBS Commercial Mortgage Trust 2012-C1			6.50%, 2/1/2039	169	213
3.40%, 5/10/2045(a)	500	495	ConocoPhillips Canada Funding Co I
			5.63%, 10/15/2016	77	88

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
ConocoPhillips Holding Co			Petroleos Mexicanos (continued)
6.95%, 4/15/2029	$202	$257	5.50%, 1/21/2021	$208	$222
Devon Energy Corp			5.50%, 6/27/2044(c)	200	180
1.88%, 5/15/2017	102	101	5.50%, 6/27/2044	150	135
5.60%, 7/15/2041	125	130	8.00%, 5/3/2019	31	38
6.30%, 1/15/2019	154	178	Phillips 66
7.95%, 4/15/2032	92	120	1.95%, 3/5/2015	200	203
Devon Financing Corp LLC			2.95%, 5/1/2017	128	132
7.88%, 9/30/2031	128	166	4.30%, 4/1/2022	128	132
Encana Corp			5.88%, 5/1/2042	128	141
3.90%, 11/15/2021	200	203	Pioneer Natural Resources Co
5.90%, 12/1/2017	25	28	3.95%, 7/15/2022	100	99
6.50%, 2/1/2038	66	73	Pride International Inc
Ensco PLC			6.88%, 8/15/2020	77	91
3.25%, 3/15/2016	51	53	Rowan Cos Inc
4.70%, 3/15/2021	200	212	5.00%, 9/1/2017	23	25
EOG Resources Inc			Shell International Finance BV
2.63%, 3/15/2023	200	187	1.13%, 8/21/2017	200	196
4.40%, 6/1/2020	51	56	2.38%, 8/21/2022	100	93
EQT Corp			3.10%, 6/28/2015	159	167
6.50%, 4/1/2018	127	144	3.63%, 8/21/2042	100	88
Hess Corp			4.30%, 9/22/2019	51	57
5.60%, 2/15/2041	51	52	4.38%, 3/25/2020	25	28
7.13%, 3/15/2033	200	235	5.50%, 3/25/2040	25	29
7.30%, 8/15/2031	38	46	6.38%, 12/15/2038	43	55
8.13%, 2/15/2019	25	31	Southwestern Energy Co
Marathon Oil Corp			4.10%, 3/15/2022	150	149
5.90%, 3/15/2018	251	288	Statoil ASA
6.60%, 10/1/2037	23	27	1.15%, 5/15/2018	400	387
Marathon Petroleum Corp			2.65%, 1/15/2024	400	371
3.50%, 3/1/2016	77	81	3.15%, 1/23/2022	102	101
5.13%, 3/1/2021	77	85	3.95%, 5/15/2043	200	181
Nabors Industries Inc			5.10%, 8/17/2040	263	280
9.25%, 1/15/2019	277	344	5.25%, 4/15/2019	23	27
Nexen Inc			Suncor Energy Inc
6.40%, 5/15/2037	57	62	6.10%, 6/1/2018	128	149
7.50%, 7/30/2039	15	18	6.50%, 6/15/2038	126	145
Noble Energy Inc			6.85%, 6/1/2039	5	6
6.00%, 3/1/2041	102	115	Talisman Energy Inc
Noble Holding International Ltd			5.13%, 5/15/2015	9	10
2.50%, 3/15/2017	128	128	6.25%, 2/1/2038	248	266
3.45%, 8/1/2015	25	26	Total Capital International SA
6.20%, 8/1/2040	25	26	0.75%, 1/25/2016	300	298
Occidental Petroleum Corp			2.88%, 2/17/2022	128	123
2.70%, 2/15/2023	300	277	Total Capital SA
4.13%, 6/1/2016	77	84	3.00%, 6/24/2015	137	143
PC Financial Partnership			3.13%, 10/2/2015	200	209
5.00%, 11/15/2014	25	26	4.25%, 12/15/2021	51	55
Pemex Project Funding Master Trust			Transocean Inc
5.75%, 3/1/2018	141	154	5.05%, 12/15/2016	200	217
6.63%, 6/15/2035	36	38	6.00%, 3/15/2018	154	173
Petrobras Global Finance BV			6.38%, 12/15/2021	77	87
3.00%, 1/15/2019	200	186	6.80%, 3/15/2038	100	106
4.38%, 5/20/2023	200	183	Valero Energy Corp
5.63%, 5/20/2043	200	174	4.50%, 2/1/2015	7	7
Petrobras International Finance Co - Pifco			6.13%, 2/1/2020	138	160
2.88%, 2/6/2015	228	230	6.63%, 6/15/2037	34	39
3.88%, 1/27/2016	377	388	7.50%, 4/15/2032	15	18
5.38%, 1/27/2021	205	206	9.38%, 3/15/2019	128	168
5.75%, 1/20/2020	238	248			$18,357
5.88%, 3/1/2018	77	83
6.75%, 1/27/2041	177	177	Oil & Gas Services - 0.10%
6.88%, 1/20/2040	25	25	Baker Hughes Inc
7.88%, 3/15/2019	116	134	5.13%, 9/15/2040	281	307
Petro-Canada			7.50%, 11/15/2018	12	15
6.80%, 5/15/2038	12	14	Cameron International Corp
Petroleos Mexicanos			6.38%, 7/15/2018	154	181
4.88%, 3/15/2015	205	216	Halliburton Co
4.88%, 1/24/2022	385	393	3.25%, 11/15/2021	51	52

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas Services (continued)			Pharmaceuticals (continued)
Halliburton Co (continued)			Merck & Co Inc (continued)
4.50%, 11/15/2041	$51	$50	2.25%, 1/15/2016	$51	$53
7.45%, 9/15/2039	10	14	2.40%, 9/15/2022	100	93
Weatherford International Ltd/Bermuda			2.80%, 5/18/2023	200	189
5.13%, 9/15/2020	51	53	3.60%, 9/15/2042	100	86
6.00%, 3/15/2018	12	13	4.15%, 5/18/2043	200	191
6.75%, 9/15/2040	51	53	6.55%, 9/15/2037	187	240
9.63%, 3/1/2019	164	207	Merck Sharp & Dohme Corp
		$945	5.00%, 6/30/2019	154	176
			Novartis Capital Corp
Other Asset Backed Securities - 0.01%			2.90%, 4/24/2015	77	80
CenterPoint Energy Restoration Bond Co			4.40%, 4/24/2020	77	85
LLC			Novartis Securities Investment Ltd
3.46%, 8/15/2019	103	110	5.13%, 2/10/2019	564	649
			Pfizer Inc
Pharmaceuticals - 1.09%			3.00%, 6/15/2023	500	485
Abbott Laboratories			4.65%, 3/1/2018	51	57
5.30%, 5/27/2040	200	226	5.35%, 3/15/2015	251	270
AbbVie Inc			6.20%, 3/15/2019	280	338
1.20%, 11/6/2015(c)	300	300	7.20%, 3/15/2039	151	202
1.75%, 11/6/2017(c)	300	294	Sanofi
2.00%, 11/6/2018(c)	200	194	1.20%, 9/30/2014	128	129
2.90%, 11/6/2022(c)	200	187	2.63%, 3/29/2016	77	80
4.40%, 11/6/2042(c)	200	186	Teva Pharmaceutical Finance Co LLC
Actavis Inc			6.15%, 2/1/2036	51	60
1.88%, 10/1/2017	200	195	Teva Pharmaceutical Finance II BV / Teva
5.00%, 8/15/2014	64	67	Pharmaceutical Finance III LLC
6.13%, 8/15/2019	12	14	3.00%, 6/15/2015	228	237
AstraZeneca PLC			Wyeth LLC
1.95%, 9/18/2019	100	98	5.50%, 2/15/2016	77	86
4.00%, 9/18/2042	100	91	5.95%, 4/1/2037	91	107
5.90%, 9/15/2017	77	89	Zoetis Inc
6.45%, 9/15/2037	144	177	1.15%, 2/1/2016(c)	100	100
Bristol-Myers Squibb Co			3.25%, 2/1/2023(c)	100	95
0.88%, 8/1/2017	100	97			$10,655
3.25%, 8/1/2042	100	81
5.88%, 11/15/2036	5	6	Pipelines - 0.68%
			Boardwalk Pipelines LP
6.80%, 11/15/2026	25	32	3.38%, 2/1/2023	200	184
Cardinal Health Inc			El Paso Pipeline Partners Operating Co LLC
1.70%, 3/15/2018	300	291
3.20%, 3/15/2023	200	187	4.70%, 11/1/2042	200	177
			Enbridge Energy Partners LP
4.60%, 3/15/2043	100	91	5.20%, 3/15/2020	9	10
Eli Lilly & Co
5.20%, 3/15/2017	164	183	9.88%, 3/1/2019	87	114
			Energy Transfer Partners LP
7.13%, 6/1/2025	220	287	5.20%, 2/1/2022	102	108
Express Scripts Holding Co
3.13%, 5/15/2016	128	133	6.50%, 2/1/2042	102	109
			6.70%, 7/1/2018	23	27
3.90%, 2/15/2022	200	203	9.00%, 4/15/2019	6	8
4.75%, 11/15/2021	77	82
6.13%, 11/15/2041	77	89	Enterprise Products Operating LLC
			1.25%, 8/13/2015	70	70
GlaxoSmithKline Capital Inc			3.20%, 2/1/2016	51	54
5.65%, 5/15/2018	202	234
6.38%, 5/15/2038	332	405	4.85%, 8/15/2042	100	94
GlaxoSmithKline Capital PLC			5.20%, 9/1/2020	77	86
			6.13%, 10/15/2039	123	137
0.75%, 5/8/2015	102	102	6.45%, 9/1/2040	177	205
1.50%, 5/8/2017	100	99	6.50%, 1/31/2019	161	192
2.85%, 5/8/2022	128	123
Johnson & Johnson			6.88%, 3/1/2033	15	18
			Kinder Morgan Energy Partners LP
2.95%, 9/1/2020	128	130	3.50%, 3/1/2016	180	190
4.95%, 5/15/2033	201	226
5.55%, 8/15/2017	128	148	3.50%, 9/1/2023	200	187
			4.15%, 3/1/2022	300	302
McKesson Corp			5.00%, 3/1/2043	100	94
3.25%, 3/1/2016	500	527
Medco Health Solutions Inc			6.38%, 3/1/2041	128	143
			6.50%, 9/1/2039	112	125
7.13%, 3/15/2018	169	204	6.95%, 1/15/2038	112	132
Merck & Co Inc
0.70%, 5/18/2016	200	199	7.40%, 3/15/2031	177	210
1.10%, 1/31/2018	100	96	9.00%, 2/1/2019	77	98
1.30%, 5/18/2018	200	194

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Regional Authority (continued)
Magellan Midstream Partners LP			Province of Saskatchewan Canada
4.20%, 12/1/2042	$200	$173	8.50%, 7/15/2022	$6	$8
ONEOK Partners LP					$3,029
6.13%, 2/1/2041	128	132
8.63%, 3/1/2019	20	25	REITS- 0.44%
Panhandle Eastern Pipe Line Co LP			American Tower Corp
6.20%, 11/1/2017	81	94	4.70%, 3/15/2022	128	129
Plains All American Pipeline LP / PAA			7.00%, 10/15/2017	32	37
Finance Corp			AvalonBay Communities Inc
2.85%, 1/31/2023	200	184	2.95%, 9/15/2022	100	92
3.65%, 6/1/2022	128	126	BioMed Realty LP
3.95%, 9/15/2015	51	54	6.13%, 4/15/2020	6	7
4.30%, 1/31/2043	200	175	Boston Properties LP
5.75%, 1/15/2020	15	17	3.85%, 2/1/2023	200	196
Southern Natural Gas Co LLC			4.13%, 5/15/2021	77	79
5.90%, 4/1/2017(a),(c)	12	14	5.63%, 11/15/2020	25	28
Southern Natural Gas Co LLC / Southern			Brandywine Operating Partnership LP
Natural Issuing Corp			3.95%, 2/15/2023	200	188
4.40%, 6/15/2021	51	53	DDR Corp
Spectra Energy Capital LLC			4.63%, 7/15/2022	200	202
8.00%, 10/1/2019	300	380	Digital Realty Trust LP
Sunoco Logistics Partners Operations LP			4.50%, 7/15/2015	55	58
3.45%, 1/15/2023	200	186	Duke Realty LP
4.95%, 1/15/2043	200	179	3.88%, 10/15/2022	100	95
5.50%, 2/15/2020	46	50	7.38%, 2/15/2015	25	27
Tennessee Gas Pipeline Co LLC			EPR Properties
7.50%, 4/1/2017	77	92	7.75%, 7/15/2020	63	72
Texas Eastern Transmission LP			ERP Operating LP
7.00%, 7/15/2032	100	123	4.75%, 7/15/2020	51	55
TransCanada PipeLines Ltd			Federal Realty Investment Trust
0.88%, 3/2/2015	600	600	2.75%, 6/1/2023	150	136
3.80%, 10/1/2020	128	135	HCP Inc
6.10%, 6/1/2040	25	30	3.75%, 2/1/2016	51	54
6.50%, 8/15/2018	42	50	5.38%, 2/1/2021	51	55
7.25%, 8/15/2038	51	66	6.70%, 1/30/2018	15	18
7.63%, 1/15/2039	115	156	Health Care REIT Inc
Williams Cos Inc/The			3.75%, 3/15/2023	200	190
7.50%, 1/15/2031	11	13	6.13%, 4/15/2020	115	131
7.88%, 9/1/2021	128	154	Hospitality Properties Trust
Williams Partners LP			5.00%, 8/15/2022	100	100
3.80%, 2/15/2015	70	73	6.70%, 1/15/2018	77	86
5.25%, 3/15/2020	180	193	Host Hotels & Resorts LP
6.30%, 4/15/2040	43	45	6.00%, 10/1/2021	200	217
		$6,646	Kimco Realty Corp
			3.13%, 6/1/2023	200	185
Regional Authority - 0.31%			Liberty Property LP
Province of British Columbia			3.38%, 6/15/2023	300	278
2.65%, 9/22/2021	77	77	ProLogis LP
6.50%, 1/15/2026	18	23	4.50%, 8/15/2017	200	212
Province of Manitoba Canada			6.88%, 3/15/2020	5	6
1.30%, 4/3/2017	280	281	Realty Income Corp
2.63%, 7/15/2015	77	80	5.88%, 3/15/2035	51	53
Province of Nova Scotia Canada			Simon Property Group LP
5.13%, 1/26/2017	41	47	2.15%, 9/15/2017	102	102
Province of Ontario Canada			4.13%, 12/1/2021	200	208
0.95%, 5/26/2015	200	201	5.65%, 2/1/2020	47	54
2.70%, 6/16/2015	128	133	5.75%, 12/1/2015	180	198
2.95%, 2/5/2015	444	461	6.75%, 2/1/2040	25	31
3.15%, 12/15/2017	200	212	10.35%, 4/1/2019	90	125
4.00%, 10/7/2019	77	84	UDR Inc
4.40%, 4/14/2020	151	167	5.25%, 1/15/2015	43	45
4.95%, 11/28/2016	180	203	Ventas Realty LP / Ventas Capital Corp
5.45%, 4/27/2016	302	340	4.25%, 3/1/2022	128	129
Province of Quebec Canada			Vornado Realty LP
2.75%, 8/25/2021	231	227	4.25%, 4/1/2015	51	53
5.13%, 11/14/2016	351	397	Weyerhaeuser Co
7.50%, 9/15/2029	64	88	7.38%, 3/15/2032	300	360
					$4,291

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail - 0.84%			Retail (continued)
AutoZone Inc			Yum! Brands Inc
4.00%, 11/15/2020	$251	$256	6.25%, 3/15/2018	$29	$33
Costco Wholesale Corp			6.88%, 11/15/2037	24	29
0.65%, 12/7/2015	500	499			$8,166
CVS Caremark Corp
3.25%, 5/18/2015	18	19	Semiconductors - 0.13%
4.13%, 5/15/2021	500	528	Intel Corp
5.75%, 6/1/2017	25	29	1.35%, 12/15/2017	300	293
6.13%, 9/15/2039	79	92	3.30%, 10/1/2021	177	178
6.25%, 6/1/2027	100	118	4.00%, 12/15/2032	200	186
Darden Restaurants Inc			4.25%, 12/15/2042	200	182
6.80%, 10/15/2037(a)	27	29	4.80%, 10/1/2041	77	76
Dollar General Corp			National Semiconductor Corp
1.88%, 4/15/2018	300	289	3.95%, 4/15/2015	90	95
Gap Inc/The			Texas Instruments Inc
5.95%, 4/12/2021	25	28	0.45%, 8/3/2015	250	249
Home Depot Inc/The					$1,259
5.40%, 3/1/2016	164	183	Software - 0.23%
5.88%, 12/16/2036	237	279	Adobe Systems Inc
5.95%, 4/1/2041	351	418	4.75%, 2/1/2020	51	55
Kohl's Corp			BMC Software Inc
4.00%, 11/1/2021	177	177	4.50%, 12/1/2022	200	202
Lowe's Cos Inc			Fidelity National Information Services Inc
3.80%, 11/15/2021	102	106	2.00%, 4/15/2018	300	290
4.63%, 4/15/2020	77	85	Fiserv Inc
5.80%, 4/15/2040	77	86	3.50%, 10/1/2022	100	95
6.65%, 9/15/2037	312	382	Microsoft Corp
Macy's Retail Holdings Inc			1.63%, 9/25/2015	300	307
2.88%, 2/15/2023	300	277	4.20%, 6/1/2019	115	127
4.30%, 2/15/2043	200	172	4.50%, 10/1/2040	100	101
5.75%, 7/15/2014	51	53	5.30%, 2/8/2041	77	87
5.90%, 12/1/2016	225	256	Oracle Corp
6.65%, 7/15/2024	25	29	3.75%, 7/8/2014	300	310
6.90%, 4/1/2029	25	29	3.88%, 7/15/2020	77	82
McDonald's Corp			5.00%, 7/8/2019	48	55
3.50%, 7/15/2020	151	158	5.25%, 1/15/2016	77	85
3.70%, 2/15/2042	128	114	5.38%, 7/15/2040	186	207
4.88%, 7/15/2040	9	9	5.75%, 4/15/2018	180	209
5.35%, 3/1/2018	36	41			$2,212
6.30%, 10/15/2037	262	328
Nordstrom Inc			Sovereign - 1.58%
4.75%, 5/1/2020	36	40	Brazilian Government International Bond
6.25%, 1/15/2018	12	14	2.63%, 1/5/2023	300	261
QVC Inc			4.88%, 1/22/2021	257	274
4.38%, 3/15/2023(c)	250	233	5.88%, 1/15/2019	102	116
Target Corp			7.13%, 1/20/2037	210	250
4.00%, 7/1/2042	300	273	8.00%, 1/15/2018	100	113
6.00%, 1/15/2018	149	175	8.25%, 1/20/2034	151	200
6.50%, 10/15/2037	200	248	8.88%, 10/14/2019	122	160
Walgreen Co			8.88%, 4/15/2024	150	207
1.00%, 3/13/2015	100	100	12.25%, 3/6/2030	341	583
4.40%, 9/15/2042	100	90	12.75%, 1/15/2020	51	79
5.25%, 1/15/2019	30	34	10.50%, 7/14/2014	51	56
Wal-Mart Stores Inc			11.00%, 8/17/2040	12	14
0.60%, 4/11/2016	200	199	Canada Government International Bond
2.25%, 7/8/2015	25	26	0.88%, 2/14/2017	255	254
2.55%, 4/11/2023	200	187	2.38%, 9/10/2014	100	102
2.80%, 4/15/2016	51	54	Chile Government International Bond
3.25%, 10/25/2020	51	53	3.25%, 9/14/2021	180	180
3.63%, 7/8/2020	51	54	Colombia Government International Bond
4.13%, 2/1/2019	102	112	4.38%, 7/12/2021	100	104
4.25%, 4/15/2021	51	56	8.13%, 5/21/2024	51	68
5.25%, 9/1/2035	200	217	11.75%, 2/25/2020	180	266
5.63%, 4/1/2040	38	44	10.38%, 1/28/2033	100	155
5.63%, 4/15/2041	280	324	Export Development Canada
5.80%, 2/15/2018	128	150	2.25%, 5/28/2015	25	26
6.20%, 4/15/2038	25	31	Israel Government AID Bond
6.50%, 8/15/2037	115	145	5.50%, 9/18/2023	25	30
7.55%, 2/15/2030	128	176	5.50%, 4/26/2024	25	30

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Supranational Bank - 1.40%
Israel Government AID Bond	(continued)			African Development Bank
5.50%, 9/18/2033		$12	$15	1.25%, 9/2/2016	$257	$260
Israel Government International Bond				Asian Development Bank
5.13%, 3/26/2019		147	165	1.13%, 3/15/2017	428	431
Italy Government International Bond				2.50%, 3/15/2016	305	320
3.13%, 1/26/2015		464	478	2.63%, 2/9/2015	395	409
5.25%, 9/20/2016		133	143	4.25%, 10/20/2014	51	54
5.38%, 6/15/2033		64	64	5.82%, 6/16/2028	15	19
6.88%, 9/27/2023		212	246	6.38%, 10/1/2028	51	66
Japan Bank for International				Corp Andina de Fomento
Cooperation/Japan				3.75%, 1/15/2016	3	3
1.13%, 7/19/2017		100	99	4.38%, 6/15/2022	22	22
2.50%, 1/21/2016		300	312	Council Of Europe Development Bank
Mexico Government International Bond				1.13%, 5/31/2018	1,000	968
3.63%, 3/15/2022		300	294	1.50%, 2/22/2017	128	129
4.75%, 3/8/2044		506	450	2.75%, 2/10/2015	25	26
5.13%, 1/15/2020		600	659	European Bank for Reconstruction &
5.63%, 1/15/2017		318	353	Development
5.95%, 3/19/2019		78	89	1.00%, 2/16/2017	357	355
6.05%, 1/11/2040		264	288	2.50%, 3/15/2016	77	81
6.63%, 3/3/2015		110	119	2.75%, 4/20/2015	77	80
8.30%, 8/15/2031		38	52	European Investment Bank
Panama Government International Bond				1.00%, 7/15/2015	400	403
5.20%, 1/30/2020		154	168	1.13%, 8/15/2014	400	402
6.70%, 1/26/2036		74	86	1.13%, 9/15/2017	1,400	1,377
8.88%, 9/30/2027		77	106	1.63%, 9/1/2015	257	262
Peruvian Government International Bond				1.75%, 3/15/2017	528	538
5.63%, 11/18/2050		128	132	2.25%, 3/15/2016	450	467
6.55%, 3/14/2037		26	31	2.50%, 5/16/2016	102	107
7.13%, 3/30/2019		30	36	2.75%, 3/23/2015	257	267
7.35%, 7/21/2025		180	230	2.88%, 9/15/2020	257	258
8.75%, 11/21/2033		42	61	4.88%, 2/16/2016	257	284
Philippine Government International Bond				4.88%, 1/17/2017	400	451
5.00%, 1/13/2037		300	320	4.88%, 2/15/2036	25	28
6.50%, 1/20/2020		200	241	5.13%, 9/13/2016	154	174
8.88%, 3/17/2015		200	223	5.13%, 5/30/2017	102	116
9.38%, 1/18/2017		200	250	FMS Wertmanagement AoeR
9.50%, 2/2/2030		400	600	0.63%, 4/18/2016	300	299
10.63%, 3/16/2025		400	634	Inter-American Development Bank
Poland Government International Bond				1.13%, 3/15/2017	257	257
3.88%, 7/16/2015		77	81	1.75%, 8/24/2018	500	503
5.00%, 3/23/2022		128	138	2.25%, 7/15/2015	25	26
5.13%, 4/21/2021		51	55	3.88%, 9/17/2019	77	85
6.38%, 7/15/2019		344	401	3.88%, 2/14/2020	77	86
South Africa Government International Bond				4.25%, 9/14/2015	428	463
4.67%, 1/17/2024		200	191	4.50%, 9/15/2014	227	238
5.88%, 5/30/2022		200	214	International Bank for Reconstruction &
6.50%, 6/2/2014		20	21	Development
Svensk Exportkredit AB				0.88%, 4/17/2017	400	397
1.75%, 5/30/2017		200	203	1.00%, 9/15/2016	257	259
3.25%, 9/16/2014		251	260	1.13%, 8/25/2014	334	336
5.13%, 3/1/2017		218	248	2.13%, 3/15/2016	800	831
Tennessee Valley Authority				2.38%, 5/26/2015	257	267
4.50%, 4/1/2018		51	58	7.63%, 1/19/2023	12	17
5.25%, 9/15/2039		51	57	International Finance Corp
5.38%, 4/1/2056		154	175	1.13%, 11/23/2016	328	331
6.75%, 11/1/2025		102	134	2.25%, 4/11/2016	300	312
Turkey Government International Bond				2.75%, 4/20/2015	200	208
3.25%, 3/23/2023		700	611	Nordic Investment Bank
4.88%, 4/16/2043		800	688	5.00%, 2/1/2017	354	403
7.00%, 9/26/2016		200	223			$13,675
7.25%, 3/15/2015		200	215
8.00%, 2/14/2034		400	498	Telecommunications - 1.26%
Uruguay Government International Bond				America Movil SAB de CV
4.13%, 11/20/2045		100	82	2.38%, 9/8/2016	357	362
6.88%, 9/28/2025		50	60	3.13%, 7/16/2022	100	92
8.00%, 11/18/2022		265	335	5.63%, 11/15/2017	15	17
			$15,420	6.13%, 3/30/2040	102	110
				6.38%, 3/1/2035	200	222

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Telecommunications (continued)			Telecommunications (continued)
AT&T Inc			Verizon Communications Inc	(continued)
1.60%, 2/15/2017	$128	$127	6.40%, 2/15/2038		$718	$836
2.50%, 8/15/2015	244	251	6.90%, 4/15/2038		256	315
3.00%, 2/15/2022	100	96	7.75%, 12/1/2030		146	189
3.88%, 8/15/2021	77	79	8.75%, 11/1/2018		145	189
4.30%, 12/15/2042	201	175	Vodafone Group PLC
4.35%, 6/15/2045	350	304	2.95%, 2/19/2023		200	185
5.35%, 9/1/2040	198	200	5.38%, 1/30/2015		102	109
5.50%, 2/1/2018	102	117	5.45%, 6/10/2019		180	204
5.55%, 8/15/2041	177	184	5.63%, 2/27/2017		448	498
5.60%, 5/15/2018	138	160	6.15%, 2/27/2037		51	56
6.30%, 1/15/2038	79	88				$12,287
6.50%, 9/1/2037	21	24
6.55%, 2/15/2039	125	143	Toys, Games & Hobbies - 0.00%
Bellsouth Capital Funding Corp			Hasbro Inc
7.88%, 2/15/2030	206	255	6.35%, 3/15/2040		25	27
BellSouth Corp
5.20%, 9/15/2014	257	270	Transportation - 0.32%
British Telecommunications PLC			Burlington Northern Santa Fe LLC
5.95%, 1/15/2018	669	770	4.40%, 3/15/2042		154	141
9.62%, 12/15/2030(a)	77	116	4.70%, 10/1/2019		33	37
Cellco Partnership / Verizon Wireless Capital			5.65%, 5/1/2017		54	61
LLC			7.95%, 8/15/2030		77	102
8.50%, 11/15/2018	249	323	Canadian National Railway Co
Cisco Systems Inc			1.45%, 12/15/2016		51	51
4.45%, 1/15/2020	102	113	2.25%, 11/15/2022		200	186
4.95%, 2/15/2019	33	38	3.50%, 11/15/2042		200	170
5.50%, 2/22/2016	180	201	5.55%, 3/1/2019		15	17
5.90%, 2/15/2039	180	214	Canadian Pacific Railway Co
Corning Inc			4.45%, 3/15/2023		128	134
4.75%, 3/15/2042	102	98	CSX Corp
Deutsche Telekom International Finance BV			4.75%, 5/30/2042		277	265
5.75%, 3/23/2016	77	86	6.25%, 4/1/2015		20	22
8.75%, 6/15/2030(a)	141	196	6.25%, 3/15/2018		82	96
Embarq Corp			FedEx Corp
7.08%, 6/1/2016	102	114	2.63%, 8/1/2022		100	93
France Telecom SA			3.88%, 8/1/2042		100	85
4.13%, 9/14/2021	128	129	Norfolk Southern Corp
4.38%, 7/8/2014	257	265	3.25%, 12/1/2021		251	250
5.38%, 1/13/2042	102	101	4.84%, 10/1/2041		100	100
8.50%, 3/1/2031(a)	315	428	5.26%, 9/17/2014		102	107
Harris Corp			Ryder System Inc
4.40%, 12/15/2020	51	53	2.35%, 2/26/2019		200	193
Juniper Networks Inc			3.15%, 3/2/2015		51	53
3.10%, 3/15/2016	77	80	Union Pacific Corp
Pacific Bell Telephone Co			4.16%, 7/15/2022		241	256
7.13%, 3/15/2026	377	461	4.75%, 9/15/2041		77	78
Qwest Corp			United Parcel Service Inc
7.50%, 10/1/2014	77	83	1.13%, 10/1/2017		400	391
Rogers Communications Inc			3.13%, 1/15/2021		128	130
6.80%, 8/15/2018	108	130	4.88%, 11/15/2040		25	26
7.50%, 3/15/2015	15	17	6.20%, 1/15/2038		23	29
Telecom Italia Capital SA						$3,073
6.18%, 6/18/2014	228	236
6.38%, 11/15/2033	171	160	Trucking & Leasing - 0.02%
7.00%, 6/4/2018	79	87	GATX Corp
Telefonica Emisiones SAU			4.75%, 6/15/2022		200	206
3.99%, 2/16/2016	200	206
4.95%, 1/15/2015	185	193	Water- 0.01%
5.13%, 4/27/2020	168	172	American Water Capital Corp
7.05%, 6/20/2036	295	324	6.09%, 10/15/2017		77	89
Verizon Communications Inc			6.59%, 10/15/2037		5	6
0.70%, 11/2/2015	150	149				$95
1.10%, 11/1/2017	100	97	TOTAL BONDS			$307,037
2.45%, 11/1/2022	100	91
3.00%, 4/1/2016	257	269
4.60%, 4/1/2021	77	83
6.25%, 4/1/2037	11	12
6.35%, 4/1/2019	282	335

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 0.83%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
California - 0.28%			Nevada (continued)
Bay Area Toll Authority			County of Clark NV Airport System Revenue
6.26%, 4/1/2049	$200	$235	(continued)
6.92%, 4/1/2040	270	338	6.88%, 7/1/2042	$70	$78
City of Los Angeles Department of Airports					$111
6.58%, 5/15/2039	100	121
East Bay Municipal Utility District			New Jersey - 0.07%
5.87%, 6/1/2040	60	71	New Jersey Economic Development
Los Angeles Department of Water & Power			Authority (credit support from AGM)
			0.00%, 2/15/2023(d)	51	34
6.01%, 7/1/2039	55	64
6.57%, 7/1/2045	150	190	New Jersey State Turnpike Authority
Los Angeles Unified School District/CA			7.10%, 1/1/2041	147	190
5.75%, 7/1/2034	80	87	New Jersey Transportation Trust Fund
5.76%, 7/1/2029	50	55	Authority
6.76%, 7/1/2034	130	160	5.75%, 12/15/2028	190	208
Sacramento Municipal Utility District			6.56%, 12/15/2040	110	127
6.16%, 5/15/2036	120	134	Rutgers The State University of New
San Diego County Water Authority			Jersey (credit support from GO OF UNIV)
6.14%, 5/1/2049	110	129	5.67%, 5/1/2040	130	147
Santa Clara Valley Transportation Authority					$706
5.88%, 4/1/2032	25	28	New York - 0.16%
State of California			City of New York NY
6.65%, 3/1/2022	75	89	5.52%, 10/1/2037	25	28
7.30%, 10/1/2039	75	97	Metropolitan Transportation Authority
7.60%, 11/1/2040	180	243	6.55%, 11/15/2031	180	215
7.63%, 3/1/2040	280	376	6.65%, 11/15/2039	100	117
University of California			6.81%, 11/15/2040	135	160
1.80%, 7/1/2019	300	289	New York City Transitional Finance Authority
6.55%, 5/15/2048	50	60	Future Tax Secured Revenue
		$2,766	5.51%, 8/1/2037	250	277
Connecticut - 0.00%			New York City Water & Sewer System
State of Connecticut			5.72%, 6/15/2042	270	308
5.85%, 3/15/2032	25	28	5.95%, 6/15/2042	125	147
			New York State Dormitory Authority
			5.60%, 3/15/2040	100	111
Florida - 0.02%			Port Authority of New York & New Jersey
Florida Hurricane Catastrophe Fund Finance			4.46%, 10/1/2062	100	91
Corp			Port Authority of New York & New
2.11%, 7/1/2018	200	195	Jersey (credit support from GO OF AUTH)
			6.04%, 12/1/2029	50	59
Georgia - 0.03%					$1,513
Municipal Electric Authority of Georgia			Ohio- 0.02%
6.64%, 4/1/2057	151	166	American Municipal Power Inc
State of Georgia			7.50%, 2/15/2050	75	93
4.50%, 11/1/2025	75	82	Ohio State University/The
		$248	4.91%, 6/1/2040	125	124
Illinois - 0.10%					$217
Chicago Transit Authority			Puerto Rico - 0.01%
6.20%, 12/1/2040	70	76	Government Development Bank for Puerto
6.90%, 12/1/2040	200	234	Rico
City of Chicago IL Waterworks Revenue			4.70%, 5/1/2016	75	75
6.74%, 11/1/2040	145	180
County of Cook IL
6.23%, 11/15/2034	102	104	Texas- 0.10%
State of Illinois			City Public Service Board of San Antonio TX
4.95%, 6/1/2023	30	30	5.81%, 2/1/2041	135	156
4.96%, 3/1/2016	75	80	Dallas Area Rapid Transit
5.10%, 6/1/2033	235	222	5.02%, 12/1/2048	50	53
7.35%, 7/1/2035	70	77	Dallas Convention Center Hotel Development
		$1,003	Corp
			7.09%, 1/1/2042	70	83
Kansas - 0.01%			Dallas County Hospital District
Kansas State Department of Transportation			5.62%, 8/15/2044	83	95
4.60%, 9/1/2035	115	120	Dallas Independent School District (credit
			support from PSF-GTD)
Nevada - 0.01%			6.45%, 2/15/2035	50	59
County of Clark NV Airport System Revenue			State of Texas
6.82%, 7/1/2045	25	33	4.68%, 4/1/2040	100	101
			5.52%, 4/1/2039	160	185

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Texas (continued)			(continued)
Texas Transportation Commission			3.50%, 7/1/2028(e)	$900	$934
5.18%, 4/1/2030	$125	$142	3.50%, 2/1/2032	201	207
		$874	3.50%, 3/1/2032	243	252
Utah- 0.01%			3.50%, 4/1/2032	221	228
State of Utah			3.50%, 8/1/2032	186	192
3.54%, 7/1/2025	100	102	3.50%, 2/1/2041	88	89
			3.50%, 10/1/2041	88	89
			3.50%, 11/1/2041	83	84
Washington - 0.00%			3.50%, 1/1/2042	180	183
State of Washington			3.50%, 2/1/2042	76	77
5.09%, 8/1/2033	20	22	3.50%, 3/1/2042	23	23
			3.50%, 3/1/2042	92	93
Wisconsin - 0.01%			3.50%, 4/1/2042	214	217
State of Wisconsin (credit support from			3.50%, 4/1/2042	235	239
AGM)			3.50%, 4/1/2042	239	242
5.70%, 5/1/2026	50	59	3.50%, 4/1/2042	224	228
			3.50%, 6/1/2042	172	175
TOTAL MUNICIPAL BONDS		$8,039	3.50%, 6/1/2042	636	646
U.S. GOVERNMENT & GOVERNMENT	Principal		3.50%, 6/1/2042	170	172
AGENCY OBLIGATIONS - 65.26%	Amount (000's) Value (000's)		3.50%, 8/1/2042	444	451
Federal Home Loan Mortgage Corporation (FHLMC) -			3.50%, 8/1/2042	219	222
			3.50%, 7/1/2043(e)	4,900	4,963
7.68%
2.50%, 8/1/2027	$264	$266	4.00%, 6/1/2014	7	7
2.50%, 8/1/2027	248	250	4.00%, 4/1/2019	45	47
2.50%, 10/1/2027	474	478	4.00%, 5/1/2024	123	129
2.50%, 3/1/2028	982	988	4.00%, 5/1/2024	220	231
2.50%, 6/1/2028	290	292	4.00%, 12/1/2024	24	26
2.50%, 7/1/2028(e)	2,710	2,724	4.00%, 1/1/2025	68	72
2.50%, 7/1/2043(e)	300	277	4.00%, 2/1/2025	65	68
2.52%, 6/1/2037(a)	33	35	4.00%, 3/1/2025	41	43
2.61%, 4/1/2038(a)	8	8	4.00%, 3/1/2025	53	56
2.65%, 1/1/2042(a)	79	81	4.00%, 4/1/2025	57	60
2.81%, 2/1/2037(a)	14	15	4.00%, 6/1/2025	44	46
2.92%, 6/1/2037(a)	69	73	4.00%, 6/1/2025	49	51
3.00%, 1/1/2027	561	577	4.00%, 7/1/2025	20	21
3.00%, 2/1/2027	481	497	4.00%, 8/1/2025	36	38
3.00%, 2/1/2027	198	204	4.00%, 8/1/2025	52	56
3.00%, 3/1/2027	429	442	4.00%, 9/1/2025	12	12
3.00%, 6/1/2027	328	338	4.00%, 10/1/2025	140	146
3.00%, 7/1/2028(e)	1,100	1,130	4.00%, 2/1/2026	63	66
3.00%, 2/1/2032	217	219	4.00%, 5/1/2026	154	162
3.00%, 4/1/2033	492	499	4.00%, 7/1/2026	98	102
			4.00%, 7/1/2028(e)	800	838
3.00%, 4/1/2033	496	503
3.00%, 6/1/2033	300	304	4.00%, 12/1/2030	131	138
3.00%, 1/1/2043	691	675	4.00%, 8/1/2031	149	156
3.00%, 5/1/2043	598	584	4.00%, 10/1/2031	194	204
3.00%, 7/1/2043(e)	7,000	6,823	4.00%, 11/1/2031	59	62
3.50%, 10/1/2025	43	45	4.00%, 12/1/2031	94	99
3.50%, 10/1/2025	27	28	4.00%, 6/1/2039	11	12
3.50%, 11/1/2025	92	95	4.00%, 7/1/2039	73	77
3.50%, 11/1/2025	18	19	4.00%, 9/1/2039	42	44
3.50%, 11/1/2025	12	12	4.00%, 12/1/2039	37	39
3.50%, 11/1/2025	31	32	4.00%, 12/1/2039	66	69
3.50%, 11/1/2025	67	71	4.00%, 1/1/2040	60	62
3.50%, 12/1/2025	80	83	4.00%, 3/1/2040	39	41
3.50%, 1/1/2026	52	54	4.00%, 9/1/2040	74	77
3.50%, 2/1/2026	42	44	4.00%, 10/1/2040	175	184
3.50%, 4/1/2026	108	112	4.00%, 10/1/2040	77	80
3.50%, 5/1/2026	106	110	4.00%, 12/1/2040	74	77
3.50%, 6/1/2026	24	25	4.00%, 12/1/2040	192	199
3.50%, 6/1/2026	18	19	4.00%, 12/1/2040	104	110
3.50%, 7/1/2026	82	85	4.00%, 12/1/2040	93	96
3.50%, 7/1/2026	109	113	4.00%, 12/1/2040	108	113
3.50%, 7/1/2026	16	17	4.00%, 2/1/2041	171	178
3.50%, 8/1/2026	66	68	4.00%, 2/1/2041	210	218
3.50%, 9/1/2026	82	86	4.00%, 2/1/2041	789	823
3.50%, 10/1/2026	51	53	4.00%, 4/1/2041	87	91
3.50%, 1/1/2027	110	114	4.00%, 7/1/2041	68	71

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
4.00%, 8/1/2041	$68	$71	4.50%, 6/1/2041	$87	$92
4.00%, 8/1/2041	192	200	4.50%, 6/1/2041	94	100
4.00%, 10/1/2041	220	228	4.50%, 6/1/2041	142	150
4.00%, 10/1/2041	102	106	4.50%, 6/1/2041	105	113
4.00%, 10/1/2041	26	28	4.50%, 7/1/2041(e)	2,325	2,448
4.00%, 10/1/2041	91	95	4.50%, 7/1/2041	140	148
4.00%, 10/1/2041	227	236	4.50%, 7/1/2041	132	139
4.00%, 11/1/2041	127	133	4.50%, 8/1/2041	112	119
4.00%, 11/1/2041	206	215	4.50%, 10/1/2041	175	185
4.00%, 11/1/2041	386	402	4.50%, 3/1/2042	218	230
4.00%, 3/1/2042	215	225	4.88%, 6/1/2038(a)	11	12
4.00%, 7/1/2043(e)	2,975	3,094	5.00%, 5/1/2018	17	18
4.50%, 1/1/2015	77	78	5.00%, 8/1/2018	27	28
4.50%, 11/1/2018	45	48	5.00%, 10/1/2018	425	449
4.50%, 4/1/2019	38	40	5.00%, 4/1/2019	18	19
4.50%, 4/1/2023	32	33	5.00%, 12/1/2019	57	61
4.50%, 1/1/2024	18	19	5.00%, 2/1/2022	21	22
4.50%, 1/1/2024	44	47	5.00%, 9/1/2022	26	28
4.50%, 4/1/2024	350	368	5.00%, 6/1/2023	19	21
4.50%, 7/1/2024	37	39	5.00%, 7/1/2024	25	27
4.50%, 9/1/2024	47	49	5.00%, 6/1/2025	29	30
4.50%, 9/1/2024	55	58	5.00%, 6/1/2026	208	223
4.50%, 11/1/2024	379	399	5.00%, 6/1/2026	225	241
4.50%, 4/1/2025	56	59	5.00%, 8/1/2026	232	251
4.50%, 5/1/2025	44	46	5.00%, 2/1/2030	25	27
4.50%, 7/1/2025	69	73	5.00%, 3/1/2030	18	19
4.50%, 7/1/2026(e)	300	315	5.00%, 8/1/2033	26	28
4.50%, 2/1/2030	53	56	5.00%, 8/1/2033	136	146
4.50%, 8/1/2030	42	44	5.00%, 9/1/2033	60	64
4.50%, 5/1/2031	49	53	5.00%, 3/1/2034	31	34
4.50%, 5/1/2034	4	4	5.00%, 4/1/2034	71	76
4.50%, 8/1/2036	51	53	5.00%, 5/1/2034	88	94
4.50%, 2/1/2039	157	166	5.00%, 5/1/2035	124	132
4.50%, 2/1/2039	6	6	5.00%, 8/1/2035	17	18
4.50%, 3/1/2039	77	82	5.00%, 8/1/2035	38	41
4.50%, 4/1/2039	239	251	5.00%, 9/1/2035	120	128
4.50%, 5/1/2039	686	722	5.00%, 9/1/2035	52	55
4.50%, 6/1/2039	123	129	5.00%, 10/1/2035	52	55
4.50%, 9/1/2039	820	864	5.00%, 12/1/2035	116	124
4.50%, 10/1/2039	153	166	5.00%, 12/1/2035	179	192
4.50%, 11/1/2039	112	118	5.00%, 4/1/2036	6	6
4.50%, 11/1/2039	141	149	5.00%, 8/1/2036	92	98
4.50%, 11/1/2039	177	186	5.00%, 5/1/2037	22	23
4.50%, 12/1/2039	197	214	5.00%, 2/1/2038	67	72
4.50%, 12/1/2039	77	81	5.00%, 6/1/2038	27	29
4.50%, 2/1/2040	163	177	5.00%, 9/1/2038	7	7
4.50%, 2/1/2040	137	144	5.00%, 1/1/2039	115	123
4.50%, 2/1/2040	161	175	5.00%, 2/1/2039	64	68
4.50%, 2/1/2040	29	30	5.00%, 3/1/2039	84	92
4.50%, 4/1/2040	159	167	5.00%, 7/1/2039	92	99
4.50%, 5/1/2040	60	63	5.00%, 9/1/2039	165	181
4.50%, 5/1/2040	154	166	5.00%, 10/1/2039	96	106
4.50%, 7/1/2040	118	127	5.00%, 1/1/2040	188	207
4.50%, 7/1/2040	114	123	5.00%, 3/1/2040	35	38
4.50%, 8/1/2040	72	78	5.00%, 7/1/2040	123	132
4.50%, 8/1/2040	62	65	5.00%, 7/1/2040	132	142
4.50%, 8/1/2040	112	118	5.00%, 8/1/2040	335	365
4.50%, 8/1/2040	226	242	5.00%, 8/1/2040	103	112
4.50%, 8/1/2040	57	61	5.00%, 9/1/2040	358	387
4.50%, 9/1/2040	34	36	5.00%, 4/1/2041	108	118
4.50%, 9/1/2040	52	55	5.00%, 5/1/2041	27	29
4.50%, 2/1/2041	106	111	5.00%, 7/1/2041(e)	3,900	4,163
4.50%, 3/1/2041	139	147	5.00%, 9/1/2041	166	181
4.50%, 3/1/2041	1,169	1,235	5.00%, 10/1/2041	167	182
4.50%, 4/1/2041	85	89	5.50%, 10/1/2016	15	16
4.50%, 4/1/2041	199	211	5.50%, 2/1/2017	20	21
4.50%, 5/1/2041	214	226	5.50%, 1/1/2018	37	39
4.50%, 5/1/2041	72	76	5.50%, 1/1/2018	8	9

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			(continued)
5.50%, 1/1/2022	$21	$22	6.00%, 1/1/2038	$15	$16
5.50%, 4/1/2023	71	77	6.00%, 1/1/2038	70	76
5.50%, 1/1/2028	332	360	6.00%, 1/1/2038	57	62
5.50%, 12/1/2032	82	89	6.00%, 1/1/2038(a)	15	17
5.50%, 3/1/2033	10	11	6.00%, 4/1/2038	414	449
5.50%, 12/1/2033	5	5	6.00%, 5/1/2038	77	84
5.50%, 1/1/2034	183	198	6.00%, 7/1/2038	32	35
5.50%, 1/1/2034	32	35	6.00%, 7/1/2038	53	57
5.50%, 3/1/2034	84	90	6.00%, 8/1/2038	22	24
5.50%, 10/1/2034	6	7	6.00%, 9/1/2038	34	37
5.50%, 10/1/2034	37	40	6.00%, 9/1/2038	28	30
5.50%, 2/1/2035	68	74	6.00%, 12/1/2039	12	13
5.50%, 3/1/2035	46	50	6.50%, 6/1/2017	11	12
5.50%, 11/1/2035	78	84	6.50%, 4/1/2028	1	1
5.50%, 5/1/2036	25	27	6.50%, 3/1/2029	2	2
5.50%, 5/1/2036	85	92	6.50%, 5/1/2031	8	10
5.50%, 7/1/2036	78	84	6.50%, 6/1/2031	1	1
5.50%, 11/1/2036	51	55	6.50%, 10/1/2031	1	1
5.50%, 2/1/2037	3	4	6.50%, 5/1/2032	1	2
5.50%, 7/1/2037	50	54	6.50%, 4/1/2035	6	7
5.50%, 7/1/2037	8	8	6.50%, 3/1/2036	21	24
5.50%, 9/1/2037	28	30	6.50%, 9/1/2036	25	28
5.50%, 11/1/2037	33	36	6.50%, 8/1/2037	8	9
5.50%, 1/1/2038	27	29	6.50%, 10/1/2037	44	50
5.50%, 1/1/2038	140	152	6.50%, 11/1/2037	42	46
5.50%, 4/1/2038	7	7	6.50%, 12/1/2037	7	8
5.50%, 4/1/2038	12	13	6.50%, 2/1/2038	9	10
5.50%, 5/1/2038	15	16	6.50%, 9/1/2038	41	47
5.50%, 5/1/2038	26	28	6.50%, 9/1/2038	56	60
5.50%, 6/1/2038	32	34	6.50%, 10/1/2038	10	12
5.50%, 6/1/2038	9	10	6.50%, 1/1/2039	36	41
5.50%, 7/1/2038	82	88	6.50%, 9/1/2039	51	57
5.50%, 7/1/2038	18	19	7.00%, 10/1/2029	2	2
5.50%, 8/1/2038	121	130	7.00%, 9/1/2031	10	12
5.50%, 9/1/2038	31	33	7.00%, 1/1/2032	1	1
5.50%, 10/1/2038	12	12	7.00%, 9/1/2038	22	25
5.50%, 11/1/2038	21	22	7.50%, 7/1/2029	34	41
5.50%, 1/1/2039	63	68	7.50%, 10/1/2030	3	3
5.50%, 4/1/2039	85	93			$74,746
5.50%, 12/1/2039	121	130
5.50%, 1/1/2040	90	99	Federal National Mortgage Association (FNMA) - 13.20%
5.50%, 3/1/2040	18	19	2.50%, 12/1/2027	29	29
5.50%, 6/1/2040	132	142	2.50%, 1/1/2028	468	472
			2.50%, 7/1/2028(e)	7,075	7,116
5.50%, 7/1/2041(e)	5,500	5,917
			2.50%, 4/1/2038(a)	29	31
6.00%, 5/1/2021	5	5	2.50%, 7/1/2043(e)	700	650
6.00%, 11/1/2022	17	19
6.00%, 2/1/2027	43	47	2.51%, 7/1/2041	88	91
			2.52%, 4/1/2037(a)	25	27
6.00%, 7/1/2029	2	3	2.60%, 2/1/2042(a)	151	155
6.00%, 7/1/2029	6	7	2.79%, 10/1/2047(a)	18	19
6.00%, 2/1/2031	5	5	2.82%, 2/1/2042(a)	100	102
6.00%, 12/1/2031	7	8	2.83%, 1/1/2042(a)	180	185
6.00%, 1/1/2032	67	75
6.00%, 11/1/2033	131	146	3.00%, 9/1/2026	158	163
6.00%, 6/1/2034	91	102	3.00%, 11/1/2026	178	183
6.00%, 8/1/2034	15	17	3.00%, 11/1/2026	499	514
6.00%, 5/1/2036	69	76	3.00%, 1/1/2027	122	126
6.00%, 6/1/2036	86	95	3.00%, 2/1/2027	112	116
6.00%, 11/1/2036	130	141	3.00%, 4/1/2027	186	192
6.00%, 12/1/2036	574	623	3.00%, 4/1/2027	198	204
6.00%, 2/1/2037	9	10	3.00%, 7/1/2027	567	584
6.00%, 3/1/2037	6	7	3.00%, 8/1/2027	599	617
			3.00%, 7/1/2028(e)	2,300	2,366
6.00%, 5/1/2037	9	10
6.00%, 10/1/2037	61	66	3.00%, 8/1/2032	710	717
6.00%, 11/1/2037	71	77	3.00%, 10/1/2032	750	757
6.00%, 12/1/2037	321	348	3.00%, 4/1/2042	431	422
6.00%, 12/1/2037	13	14	3.00%, 4/1/2043	597	584
6.00%, 1/1/2038	57	63	3.00%, 4/1/2043	698	683
6.00%, 1/1/2038	189	205	3.00%, 5/1/2043	699	684
			3.00%, 5/1/2043	599	586

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 6/1/2043	$699	$684	4.00%, 9/1/2018	$156	$164
3.00%, 7/1/2043(e)	11,800	11,529	4.00%, 5/1/2024	38	40
3.04%, 12/1/2041(a)	88	91	4.00%, 5/1/2024	41	44
3.15%, 6/1/2040(a)	49	51	4.00%, 6/1/2024	96	101
3.26%, 7/1/2040(a)	109	115	4.00%, 7/1/2024	86	91
3.27%, 12/1/2039(a)	74	79	4.00%, 8/1/2024	335	354
3.27%, 12/1/2040(a)	60	62	4.00%, 9/1/2024	31	33
3.33%, 3/1/2040(a)	38	41	4.00%, 11/1/2024	16	17
3.44%, 1/1/2040(a)	73	77	4.00%, 1/1/2025	59	62
3.49%, 2/1/2041(a)	55	57	4.00%, 3/1/2025	64	68
3.50%, 8/1/2025	55	57	4.00%, 4/1/2025	18	19
3.50%, 10/1/2025	41	42	4.00%, 5/1/2025	46	49
3.50%, 11/1/2025	46	48	4.00%, 5/1/2025	56	59
3.50%, 12/1/2025	56	59	4.00%, 5/1/2025	56	59
3.50%, 12/1/2025	80	84	4.00%, 5/1/2025	19	20
3.50%, 1/1/2026	161	168	4.00%, 5/1/2025	12	13
3.50%, 2/1/2026	105	110	4.00%, 6/1/2025	40	42
3.50%, 5/1/2026	23	24	4.00%, 6/1/2025	26	27
3.50%, 6/1/2026	123	129	4.00%, 8/1/2025	43	46
3.50%, 7/1/2026	21	22	4.00%, 9/1/2025	68	72
3.50%, 8/1/2026	192	200	4.00%, 11/1/2025	83	87
3.50%, 9/1/2026	152	158	4.00%, 12/1/2025	90	95
3.50%, 10/1/2026	77	80	4.00%, 1/1/2026	46	49
3.50%, 12/1/2026	234	244	4.00%, 3/1/2026	134	142
3.50%, 1/1/2027	151	157	4.00%, 3/1/2026	11	12
3.50%, 1/1/2027	250	261	4.00%, 5/1/2026	77	81
3.50%, 7/1/2028(e)	1,600	1,667	4.00%, 6/1/2026	74	79
3.50%, 1/1/2031	27	27	4.00%, 7/1/2026(e)	1,150	1,212
3.50%, 4/1/2031	51	53	4.00%, 7/1/2026	66	69
3.50%, 4/1/2032	208	215	4.00%, 8/1/2026	307	324
3.50%, 5/1/2032	437	450	4.00%, 9/1/2026	151	159
3.50%, 7/1/2032	284	292	4.00%, 4/1/2029	20	21
3.50%, 9/1/2032	453	466	4.00%, 10/1/2030	54	57
3.50%, 10/1/2040	25	26	4.00%, 12/1/2030	423	441
3.50%, 11/1/2040	84	85	4.00%, 2/1/2031	138	144
3.50%, 12/1/2040	93	94	4.00%, 7/1/2031	89	93
3.50%, 1/1/2041	59	60	4.00%, 10/1/2031	329	344
3.50%, 2/1/2041	35	36	4.00%, 11/1/2031	77	80
3.50%, 2/1/2041	37	38	4.00%, 12/1/2031	61	64
3.50%, 3/1/2041	212	216	4.00%, 1/1/2032	97	102
3.50%, 3/1/2041	136	138	4.00%, 3/1/2039	31	33
3.50%, 10/1/2041	358	364	4.00%, 8/1/2039	13	14
3.50%, 12/1/2041	362	368	4.00%, 8/1/2039	88	92
3.50%, 1/1/2042	202	205	4.00%, 10/1/2039	28	29
3.50%, 1/1/2042	366	372	4.00%, 11/1/2039	94	98
3.50%, 1/1/2042	194	197	4.00%, 11/1/2039	18	19
3.50%, 2/1/2042	52	53	4.00%, 12/1/2039	37	39
3.50%, 2/1/2042	83	84	4.00%, 2/1/2040	109	114
3.50%, 3/1/2042	98	100	4.00%, 5/1/2040	88	92
3.50%, 3/1/2042	439	449	4.00%, 5/1/2040	13	14
3.50%, 3/1/2042	115	117	4.00%, 8/1/2040	50	52
3.50%, 3/1/2042	241	245	4.00%, 10/1/2040	59	62
3.50%, 3/1/2042	208	212	4.00%, 10/1/2040	28	29
3.50%, 4/1/2042	186	189	4.00%, 10/1/2040	85	89
3.50%, 4/1/2042	201	204	4.00%, 10/1/2040	94	98
3.50%, 4/1/2042	163	166	4.00%, 10/1/2040	58	60
3.50%, 5/1/2042	239	243	4.00%, 10/1/2040	39	40
3.50%, 7/1/2042	482	490	4.00%, 10/1/2040	168	175
3.50%, 8/1/2042	332	338	4.00%, 11/1/2040	44	45
3.50%, 9/1/2042	261	265	4.00%, 12/1/2040	105	110
3.50%, 10/1/2042	968	984	4.00%, 12/1/2040	158	164
3.50%, 5/1/2043	592	603	4.00%, 12/1/2040	184	192
3.50%, 7/1/2043(e)	9,200	9,339	4.00%, 12/1/2040	124	129
3.59%, 5/1/2041(a)	60	63	4.00%, 12/1/2040	47	49
3.60%, 8/1/2040(a)	52	54	4.00%, 1/1/2041	130	135
3.62%, 5/1/2041(a)	67	70	4.00%, 1/1/2041	75	79
3.70%, 2/1/2040(a)	77	82	4.00%, 1/1/2041	1,086	1,132
4.00%, 4/1/2014	15	16	4.00%, 1/1/2041	204	213
4.00%, 5/1/2014	4	5	4.00%, 2/1/2041	121	127

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 2/1/2041	$187	$195	4.50%, 7/1/2039	$151	$163
4.00%, 2/1/2041	182	190	4.50%, 7/1/2039	71	76
4.00%, 2/1/2041	95	99	4.50%, 7/1/2039	141	149
4.00%, 2/1/2041	321	336	4.50%, 8/1/2039	75	81
4.00%, 3/1/2041	85	89	4.50%, 9/1/2039	78	82
4.00%, 3/1/2041	182	190	4.50%, 10/1/2039	143	151
4.00%, 7/1/2041(e)	10,450	10,886	4.50%, 10/1/2039	239	253
4.00%, 9/1/2041	381	398	4.50%, 12/1/2039	131	142
4.00%, 9/1/2041	327	341	4.50%, 12/1/2039	71	75
4.00%, 10/1/2041	166	174	4.50%, 12/1/2039	85	93
4.00%, 10/1/2041	356	372	4.50%, 12/1/2039	53	56
4.00%, 10/1/2041	31	33	4.50%, 12/1/2039	181	197
4.00%, 11/1/2041	181	188	4.50%, 1/1/2040	176	192
4.00%, 11/1/2041	263	274	4.50%, 2/1/2040	126	136
4.00%, 11/1/2041	150	157	4.50%, 2/1/2040	75	81
4.00%, 11/1/2041	61	64	4.50%, 3/1/2040	81	86
4.00%, 12/1/2041	468	488	4.50%, 4/1/2040	163	173
4.00%, 12/1/2041	162	170	4.50%, 5/1/2040	238	253
4.00%, 12/1/2041	164	171	4.50%, 5/1/2040	356	382
4.00%, 12/1/2041	171	178	4.50%, 5/1/2040	80	86
4.00%, 12/1/2041	251	262	4.50%, 5/1/2040	80	85
4.00%, 1/1/2042	236	246	4.50%, 6/1/2040	71	76
4.00%, 1/1/2042	179	187	4.50%, 7/1/2040	79	86
4.00%, 2/1/2042	116	122	4.50%, 7/1/2040	8	9
4.50%, 3/1/2014	187	200	4.50%, 8/1/2040	123	131
4.50%, 2/1/2018	60	63	4.50%, 9/1/2040	52	55
4.50%, 3/1/2019	238	252	4.50%, 9/1/2040	98	103
4.50%, 5/1/2019	102	109	4.50%, 9/1/2040	64	67
4.50%, 8/1/2019	8	9	4.50%, 10/1/2040	299	317
4.50%, 9/1/2020	17	18	4.50%, 12/1/2040	54	57
4.50%, 5/1/2022	47	50	4.50%, 3/1/2041	109	115
4.50%, 2/1/2024	11	11	4.50%, 3/1/2041	81	86
4.50%, 4/1/2024	6	6	4.50%, 4/1/2041	96	102
4.50%, 4/1/2024	9	9	4.50%, 5/1/2041	141	149
4.50%, 11/1/2024	30	32	4.50%, 6/1/2041	323	343
4.50%, 12/1/2024	34	36	4.50%, 6/1/2041	136	144
4.50%, 12/1/2024	61	66	4.50%, 6/1/2041	74	78
4.50%, 2/1/2025	64	68	4.50%, 7/1/2041	92	99
4.50%, 2/1/2025	99	106	4.50%, 7/1/2041	91	96
4.50%, 4/1/2025	11	11	4.50%, 7/1/2041(e)	7,300	7,724
4.50%, 5/1/2025	89	94	4.50%, 7/1/2041	155	165
4.50%, 4/1/2026	109	116	4.50%, 8/1/2041	151	160
4.50%, 7/1/2026(e)	1,240	1,315	4.50%, 9/1/2041	151	160
4.50%, 7/1/2029	10	11	4.50%, 10/1/2041	160	170
4.50%, 2/1/2030	50	53	4.50%, 11/1/2041	162	172
4.50%, 4/1/2030	18	19	4.50%, 11/1/2041	179	190
4.50%, 8/1/2030	347	367	4.50%, 11/1/2041	159	169
4.50%, 9/1/2030	279	296	4.50%, 12/1/2041	174	185
4.50%, 1/1/2031	53	56	5.00%, 4/1/2014	3	3
4.50%, 4/1/2031	32	34	5.00%, 12/1/2017	10	10
4.50%, 5/1/2031	48	51	5.00%, 11/1/2018	9	9
4.50%, 7/1/2031	187	201	5.00%, 6/1/2019	60	64
4.50%, 8/1/2031	97	103	5.00%, 7/1/2019	346	370
4.50%, 8/1/2033	55	58	5.00%, 11/1/2021	26	28
4.50%, 8/1/2033	21	23	5.00%, 2/1/2023	32	34
4.50%, 11/1/2033	134	142	5.00%, 7/1/2023	5	5
4.50%, 2/1/2035	489	518	5.00%, 9/1/2023	213	227
4.50%, 1/1/2036	5	5	5.00%, 12/1/2023	12	13
4.50%, 3/1/2036	13	14	5.00%, 12/1/2023	34	37
4.50%, 6/1/2038	74	79	5.00%, 1/1/2024	57	61
4.50%, 1/1/2039	23	24	5.00%, 1/1/2024	37	39
4.50%, 2/1/2039	45	47	5.00%, 7/1/2024	24	26
4.50%, 4/1/2039	31	33	5.00%, 7/1/2026(e)	600	639
4.50%, 4/1/2039	132	144	5.00%, 4/1/2029	46	49
4.50%, 4/1/2039	130	140	5.00%, 3/1/2030	75	81
4.50%, 6/1/2039	216	228	5.00%, 8/1/2030	92	101
4.50%, 6/1/2039	48	51	5.00%, 5/1/2033	28	30
4.50%, 6/1/2039	75	81	5.00%, 5/1/2033	43	47
4.50%, 6/1/2039	183	198	5.00%, 7/1/2033	225	243

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 8/1/2033	$9	$9	5.50%, 6/1/2028	$29	$31
5.00%, 9/1/2033	98	106	5.50%, 9/1/2028	8	9
5.00%, 11/1/2033	115	124	5.50%, 1/1/2029	16	18
5.00%, 2/1/2034	15	16	5.50%, 12/1/2029	63	68
5.00%, 3/1/2034	21	22	5.50%, 6/1/2033	33	37
5.00%, 5/1/2034	151	163	5.50%, 4/1/2034	89	97
5.00%, 2/1/2035	141	154	5.50%, 4/1/2034	158	173
5.00%, 3/1/2035	14	15	5.50%, 4/1/2034	116	127
5.00%, 4/1/2035	24	26	5.50%, 5/1/2034	98	107
5.00%, 6/1/2035	292	315	5.50%, 6/1/2034	4	5
5.00%, 7/1/2035	47	51	5.50%, 11/1/2034	79	87
5.00%, 7/1/2035	695	749	5.50%, 1/1/2035	19	21
5.00%, 7/1/2035	137	148	5.50%, 1/1/2035	92	101
5.00%, 7/1/2035	15	16	5.50%, 3/1/2035	39	42
5.00%, 9/1/2035	24	26	5.50%, 4/1/2035	54	59
5.00%, 10/1/2035	70	75	5.50%, 4/1/2035	4	4
5.00%, 1/1/2036	133	143	5.50%, 8/1/2035	29	31
5.00%, 3/1/2036	84	91	5.50%, 9/1/2035	7	7
5.00%, 3/1/2036	130	140	5.50%, 10/1/2035	10	11
5.00%, 4/1/2036	5	5	5.50%, 10/1/2035	8	9
5.00%, 5/1/2036	3	3	5.50%, 12/1/2035	35	38
5.00%, 6/1/2036	391	420	5.50%, 1/1/2036	15	16
5.00%, 7/1/2036	153	166	5.50%, 4/1/2036	99	109
5.00%, 7/1/2037	43	47	5.50%, 4/1/2036	7	7
5.00%, 2/1/2038	330	355	5.50%, 5/1/2036	510	556
5.00%, 6/1/2038	17	18	5.50%, 7/1/2036	55	60
5.00%, 1/1/2039	400	430	5.50%, 8/1/2036	132	144
5.00%, 1/1/2039	82	90	5.50%, 9/1/2036	60	65
5.00%, 2/1/2039	143	157	5.50%, 9/1/2036	147	161
5.00%, 3/1/2039	53	57	5.50%, 11/1/2036	26	28
5.00%, 4/1/2039	89	97	5.50%, 11/1/2036	43	46
5.00%, 4/1/2039	132	145	5.50%, 1/1/2037	58	63
5.00%, 4/1/2039	50	53	5.50%, 2/1/2037	104	115
5.00%, 7/1/2039	124	136	5.50%, 3/1/2037	400	436
5.00%, 10/1/2039	103	114	5.50%, 5/1/2037	52	58
5.00%, 12/1/2039	75	84	5.50%, 5/1/2037	1,876	2,035
5.00%, 12/1/2039	182	199	5.50%, 5/1/2037	5	5
5.00%, 1/1/2040	152	169	5.50%, 7/1/2037	9	10
5.00%, 2/1/2040	180	202	5.50%, 7/1/2037	13	14
5.00%, 5/1/2040	65	71	5.50%, 1/1/2038	21	22
5.00%, 6/1/2040	160	175	5.50%, 1/1/2038	15	17
5.00%, 6/1/2040	46	50	5.50%, 2/1/2038	68	75
5.00%, 6/1/2040	147	162	5.50%, 2/1/2038	151	165
5.00%, 8/1/2040	233	255	5.50%, 3/1/2038	46	50
5.00%, 8/1/2040	80	86	5.50%, 3/1/2038	62	69
5.00%, 8/1/2040	64	70	5.50%, 5/1/2038	31	34
5.00%, 11/1/2040	88	96	5.50%, 5/1/2038	111	120
5.00%, 4/1/2041	73	79	5.50%, 6/1/2038	7	8
5.00%, 5/1/2041	103	112	5.50%, 6/1/2038	900	976
5.00%, 5/1/2041	93	101	5.50%, 6/1/2038	8	9
5.00%, 5/1/2041	98	106	5.50%, 7/1/2038	52	58
5.00%, 5/1/2041	115	125	5.50%, 7/1/2038	36	39
5.00%, 7/1/2041(e)	4,000	4,305	5.50%, 9/1/2038	17	18
5.15%, 6/1/2037(a)	38	40	5.50%, 11/1/2038	403	438
5.45%, 1/1/2036(a)	23	24	5.50%, 11/1/2038	31	33
5.50%, 2/1/2014	5	6	5.50%, 11/1/2038	41	44
5.50%, 2/1/2015	22	23	5.50%, 11/1/2038	27	29
5.50%, 10/1/2016	69	73	5.50%, 11/1/2038	28	30
5.50%, 1/1/2017	58	61	5.50%, 12/1/2038	42	46
5.50%, 5/1/2019	13	14	5.50%, 12/1/2038	30	33
5.50%, 1/1/2021	12	13	5.50%, 12/1/2038	63	68
5.50%, 5/1/2021	17	18	5.50%, 1/1/2039	29	31
5.50%, 10/1/2021	14	14	5.50%, 4/1/2039	34	37
5.50%, 11/1/2022	23	25	5.50%, 7/1/2039	158	171
5.50%, 2/1/2023	28	30	5.50%, 9/1/2039	80	87
5.50%, 7/1/2023	24	26	5.50%, 10/1/2039	35	38
5.50%, 12/1/2023	17	18	5.50%, 12/1/2039	151	169
5.50%, 5/1/2025	73	77	5.50%, 12/1/2039	63	69
5.50%, 6/1/2028(e)	500	527	5.50%, 6/1/2040	27	29

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 7/1/2040	$62	$68	6.50%, 1/1/2038	$39	$45
5.50%, 7/1/2041(e)	1,500	1,629	6.50%, 1/1/2038	613	679
6.00%, 1/1/2014	1	1	6.50%, 2/1/2038	23	25
6.00%, 1/1/2016	4	5	6.50%, 2/1/2038	18	20
6.00%, 10/1/2016	2	2	6.50%, 3/1/2038	130	144
6.00%, 6/1/2017	58	60	6.50%, 3/1/2038	9	10
6.00%, 6/1/2017	6	6	6.50%, 5/1/2038	48	56
6.00%, 11/1/2017	6	6	6.50%, 5/1/2038	345	380
6.00%, 5/1/2024	18	19	6.50%, 9/1/2038	26	28
6.00%, 12/1/2032	53	58	6.50%, 10/1/2039	42	47
6.00%, 1/1/2033	11	12	7.00%, 12/1/2037	46	53
6.00%, 10/1/2033	15	16	7.00%, 12/1/2037	53	62
6.00%, 12/1/2033	36	40	7.50%, 5/1/2031	19	22
6.00%, 10/1/2034	67	75			$128,491
6.00%, 12/1/2034	26	29	Government National Mortgage Association (GNMA) -
6.00%, 1/1/2035	97	107	7.54%
6.00%, 7/1/2035	262	290	2.00%, 10/20/2042(a)	244	254
6.00%, 7/1/2035	100	110	2.00%, 1/20/2043	246	256
6.00%, 10/1/2035	93	102	2.50%, 9/20/2027	375	379
6.00%, 5/1/2036	12	13	2.50%, 11/20/2040	98	102
6.00%, 5/1/2036	4	5	2.50%, 12/20/2040	55	57
6.00%, 5/1/2036	7	8	2.50%, 2/20/2042(a)	172	177
6.00%, 6/1/2036	66	72	2.50%, 1/20/2043(a)	239	246
6.00%, 2/1/2037	29	31	2.50%, 7/1/2043(e)	200	186
6.00%, 2/1/2037	97	106	2.50%, 7/1/2043	400	373
6.00%, 3/1/2037	71	77	3.00%, 4/15/2027	221	229
6.00%, 3/1/2037	208	226	3.00%, 9/20/2027	369	382
6.00%, 6/1/2037	37	41	3.00%, 11/20/2027	193	200
6.00%, 7/1/2037	18	20	3.00%, 2/20/2041(a)	146	153
6.00%, 9/1/2037	102	111	3.00%, 11/20/2041(a)	240	252
6.00%, 10/1/2037	13	14	3.00%, 2/20/2042(a)	204	214
6.00%, 11/1/2037	2	2	3.00%, 4/20/2042(a)	609	637
6.00%, 11/1/2037	10	10	3.00%, 7/20/2042(a)	976	1,020
6.00%, 11/1/2037	21	22	3.00%, 9/20/2042	494	490
6.00%, 12/1/2037	33	35	3.00%, 12/20/2042	977	968
6.00%, 1/1/2038	38	42	3.00%, 3/20/2043	497	493
6.00%, 1/1/2038	516	561	3.00%, 3/20/2043	991	982
6.00%, 1/1/2038	53	57	3.00%, 7/1/2043(e)	1,900	1,878
6.00%, 2/1/2038	19	21	3.00%, 7/1/2043	5,000	4,944
6.00%, 3/1/2038	33	37	3.50%, 12/15/2025	31	32
6.00%, 3/1/2038	297	322	3.50%, 5/15/2026	45	47
6.00%, 5/1/2038	33	36	3.50%, 3/20/2027	101	106
6.00%, 5/1/2038	28	30	3.50%, 4/20/2027	183	192
6.00%, 8/1/2038	47	51	3.50%, 7/20/2040	50	53
6.00%, 9/1/2038	162	176	3.50%, 1/20/2041	141	145
6.00%, 10/1/2038	96	104	3.50%, 3/20/2041(a)	676	720
6.00%, 11/1/2038	293	319	3.50%, 5/20/2041	139	148
6.00%, 12/1/2038	22	24	3.50%, 11/15/2041	101	103
6.00%, 10/1/2039	63	68	3.50%, 11/20/2041	42	43
6.00%, 10/1/2039	61	66	3.50%, 1/15/2042	110	113
6.00%, 4/1/2040	130	142	3.50%, 1/20/2042	194	200
6.00%, 9/1/2040	42	46	3.50%, 2/15/2042	219	225
6.00%, 10/1/2040	144	157	3.50%, 2/15/2042	236	243
6.00%, 10/1/2040	61	67	3.50%, 2/20/2042	187	193
6.00%, 5/1/2041	1,316	1,428	3.50%, 3/15/2042	191	197
6.50%, 12/1/2016	36	38	3.50%, 3/20/2042	217	223
6.50%, 7/1/2020	7	7	3.50%, 4/20/2042	441	453
6.50%, 3/1/2026	1	2	3.50%, 5/20/2042	1,530	1,573
6.50%, 12/1/2031	2	2	3.50%, 6/20/2042	898	923
6.50%, 3/1/2032	8	9	3.50%, 3/20/2043	991	1,019
6.50%, 7/1/2032	15	17	3.50%, 4/20/2043	994	1,022
6.50%, 11/1/2033	20	23	3.50%, 7/1/2043(e)	1,600	1,641
6.50%, 8/1/2034	55	63	3.50%, 7/1/2043	6,300	6,465
6.50%, 9/1/2034	50	57	4.00%, 8/15/2024	51	54
6.50%, 10/1/2034	13	15	4.00%, 12/15/2024	51	54
6.50%, 7/1/2037	22	25	4.00%, 11/15/2025	34	37
6.50%, 7/1/2037	19	22	4.00%, 5/15/2026	45	48
6.50%, 8/1/2037	50	55	4.00%, 6/15/2039	24	25
6.50%, 10/1/2037	261	287	4.00%, 7/20/2040	101	106

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
4.00%, 8/15/2040	$73	$77	4.50%, 8/15/2040	$116	$124
4.00%, 8/15/2040	200	211	4.50%, 8/15/2040	93	100
4.00%, 9/15/2040	108	115	4.50%, 8/15/2040	111	120
4.00%, 9/15/2040	80	84	4.50%, 9/15/2040	122	131
4.00%, 10/15/2040	107	114	4.50%, 9/15/2040	96	104
4.00%, 11/15/2040	16	17	4.50%, 10/15/2040	107	116
4.00%, 11/15/2040	104	110	4.50%, 12/15/2040	62	66
4.00%, 11/20/2040	72	76	4.50%, 1/20/2041	116	125
4.00%, 12/20/2040	110	118	4.50%, 1/20/2041	125	137
4.00%, 1/15/2041	82	87	4.50%, 2/20/2041	140	150
4.00%, 1/15/2041	110	115	4.50%, 2/20/2041	120	131
4.00%, 1/15/2041	249	261	4.50%, 3/15/2041	61	65
4.00%, 1/20/2041	229	241	4.50%, 3/20/2041	122	133
4.00%, 5/15/2041	85	90	4.50%, 3/20/2041	77	83
4.00%, 5/15/2041	119	125	4.50%, 4/15/2041	67	71
4.00%, 7/20/2041(a)	71	76	4.50%, 4/15/2041	156	166
4.00%, 7/20/2041	87	92	4.50%, 4/20/2041	154	165
4.00%, 8/15/2041	65	68	4.50%, 5/15/2041	89	96
4.00%, 8/15/2041	300	315	4.50%, 5/15/2041	102	111
4.00%, 9/15/2041	100	105	4.50%, 6/20/2041	475	507
4.00%, 9/15/2041	223	235	4.50%, 7/1/2041(e)	300	318
4.00%, 9/20/2041	413	436	4.50%, 7/15/2041	200	213
4.00%, 10/15/2041	100	105	4.50%, 7/15/2041	75	80
4.00%, 10/15/2041	127	133	4.50%, 7/20/2041	909	975
4.00%, 11/15/2041	415	436	4.50%, 8/15/2041	435	462
4.00%, 11/20/2041	142	149	4.50%, 8/20/2041	338	362
4.00%, 12/15/2041	238	250	4.50%, 9/20/2041	83	89
4.00%, 12/15/2041	148	156	4.50%, 11/20/2041	1,254	1,339
4.00%, 12/20/2041	141	149	4.50%, 12/20/2041	87	93
4.00%, 1/20/2042	755	794	4.50%, 1/20/2042	614	657
4.00%, 2/20/2042	627	659	4.50%, 2/20/2042	317	341
4.00%, 3/15/2042	293	308	4.50%, 3/20/2042	85	91
4.00%, 3/20/2042	736	774	4.50%, 4/20/2042	166	179
4.00%, 7/20/2042	1,050	1,105	4.50%, 5/20/2042	189	204
4.00%, 7/1/2043	2,300	2,414	4.50%, 7/1/2043	2,200	2,345
4.00%, 7/1/2043(e)	200	210	5.00%, 8/15/2033	125	135
4.50%, 4/20/2026	32	34	5.00%, 2/15/2034	144	157
4.50%, 2/15/2039	648	690	5.00%, 8/15/2035	95	104
4.50%, 3/15/2039	233	248	5.00%, 4/20/2037	13	14
4.50%, 3/15/2039	65	69	5.00%, 4/20/2038	937	1,014
4.50%, 3/15/2039	75	81	5.00%, 5/15/2038	250	270
4.50%, 3/15/2039	119	127	5.00%, 6/20/2038	107	115
4.50%, 3/20/2039	133	142	5.00%, 10/15/2038	57	62
4.50%, 4/15/2039	200	213	5.00%, 2/15/2039	420	454
4.50%, 4/15/2039	104	111	5.00%, 5/15/2039	37	40
4.50%, 4/15/2039	300	320	5.00%, 6/15/2039	79	88
4.50%, 5/15/2039	136	149	5.00%, 6/15/2039	89	99
4.50%, 5/15/2039	56	60	5.00%, 6/20/2039	109	119
4.50%, 5/15/2039	56	60	5.00%, 7/15/2039	84	91
4.50%, 6/15/2039	236	256	5.00%, 7/15/2039	72	80
4.50%, 7/15/2039	56	60	5.00%, 7/15/2039	81	88
4.50%, 11/15/2039	483	518	5.00%, 7/15/2039	95	106
4.50%, 11/15/2039	56	59	5.00%, 8/15/2039	84	93
4.50%, 12/15/2039	155	168	5.00%, 9/15/2039	36	39
4.50%, 1/15/2040	176	191	5.00%, 9/15/2039	85	94
4.50%, 2/15/2040	30	32	5.00%, 9/15/2039	85	93
4.50%, 2/15/2040	89	95	5.00%, 9/15/2039	85	93
4.50%, 2/15/2040	36	39	5.00%, 11/15/2039	99	110
4.50%, 2/15/2040	50	53	5.00%, 12/15/2039	173	188
4.50%, 2/15/2040	55	59	5.00%, 2/15/2040	108	118
4.50%, 2/15/2040	28	30	5.00%, 2/15/2040	99	111
4.50%, 3/15/2040	119	127	5.00%, 2/15/2040	97	108
4.50%, 5/15/2040	72	77	5.00%, 4/15/2040	68	76
4.50%, 6/15/2040	77	82	5.00%, 5/15/2040	63	68
4.50%, 6/15/2040	85	91	5.00%, 5/15/2040	86	94
4.50%, 7/15/2040	66	70	5.00%, 5/20/2040	29	32
4.50%, 7/15/2040	84	89	5.00%, 6/15/2040	141	153
4.50%, 8/15/2040	89	95	5.00%, 6/15/2040	17	19

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
5.00%, 6/15/2040	$196	$213	6.00%, 11/15/2039	$289	$321
5.00%, 6/15/2040	78	84	6.00%, 4/15/2040	17	19
5.00%, 6/20/2040	135	149	6.00%, 1/20/2042	169	190
5.00%, 7/15/2040	64	70	6.50%, 10/20/2028	2	2
5.00%, 7/20/2040	138	152	6.50%, 5/20/2029	1	1
5.00%, 1/20/2041	70	77	6.50%, 2/20/2032	1	1
5.00%, 2/20/2041	170	186	6.50%, 5/20/2032	11	13
5.00%, 5/20/2041	156	171	6.50%, 5/15/2037	80	91
5.00%, 6/20/2041	41	45	6.50%, 8/20/2038	49	55
5.00%, 7/1/2041(e)	600	647	6.50%, 9/15/2038	57	64
5.00%, 7/20/2041	64	69	7.00%, 1/15/2028	2	2
5.00%, 8/20/2041	464	502	7.00%, 3/15/2029	3	4
5.00%, 10/20/2041	53	58	7.00%, 7/15/2031	2	2
5.00%, 11/20/2041	150	162			$73,436
5.00%, 12/20/2041	120	130
5.00%, 2/20/2042	148	163	U.S. Treasury - 36.84%
5.00%, 4/20/2042	1,579	1,713	0.13%, 7/31/2014	3,300	3,297
5.00%, 7/1/2043	500	541	0.13%, 12/31/2014	1,540	1,537
5.50%, 1/15/2024	26	27	0.13%, 4/30/2015	1,500	1,494
5.50%, 11/15/2033	68	75	0.25%, 6/30/2014	1,870	1,871
5.50%, 3/15/2034	25	28	0.25%, 8/31/2014	1,830	1,831
5.50%, 4/15/2034	27	30	0.25%, 9/15/2014	1,489	1,489
5.50%, 7/15/2034	19	21	0.25%, 9/30/2014	1,400	1,400
5.50%, 11/15/2034	88	98	0.25%, 10/31/2014	2,000	2,001
5.50%, 2/15/2035	49	53	0.25%, 11/30/2014	2,000	2,000
5.50%, 3/15/2036	32	35	0.25%, 12/15/2014	2,933	2,934
5.50%, 4/15/2036	52	56	0.25%, 1/15/2015	1,971	1,970
5.50%, 12/15/2036	31	34	0.25%, 2/28/2015	2,829	2,827
5.50%, 4/15/2037	97	106	0.25%, 3/31/2015	2,000	1,998
5.50%, 5/15/2038	56	61	0.25%, 5/15/2015	1,632	1,629
5.50%, 6/15/2038	51	56	0.25%, 5/31/2015	1,500	1,497
5.50%, 9/15/2038	180	196	0.25%, 7/15/2015	1,889	1,884
5.50%, 10/20/2038	135	148	0.25%, 8/15/2015	3,200	3,189
5.50%, 11/15/2038	58	63	0.25%, 9/15/2015	2,929	2,917
5.50%, 12/20/2038	54	59	0.25%, 10/15/2015	3,438	3,423
5.50%, 1/15/2039	116	127	0.25%, 12/15/2015	3,529	3,508
5.50%, 1/15/2039	49	53	0.25%, 4/15/2016	3,001	2,972
5.50%, 1/15/2039	14	15	0.25%, 5/15/2016	2,000	1,979
5.50%, 1/15/2039	176	191	0.38%, 11/15/2014	3,029	3,035
5.50%, 2/15/2039	41	44	0.38%, 3/15/2015	2,238	2,240
5.50%, 2/20/2039	275	301	0.38%, 4/15/2015	2,418	2,420
5.50%, 5/15/2039	14	15	0.38%, 6/15/2015	1,747	1,748
5.50%, 12/15/2039	73	80	0.38%, 11/15/2015	3,466	3,458
5.50%, 3/15/2040	283	309	0.38%, 1/15/2016	3,525	3,512
5.50%, 4/15/2040	500	547	0.38%, 2/15/2016	3,525	3,509
5.50%, 7/20/2040	64	70	0.38%, 3/15/2016	3,525	3,506
5.50%, 11/15/2040	56	61	0.50%, 8/15/2014	4,564	4,579
5.50%, 4/20/2041	155	170	0.50%, 10/15/2014	3,148	3,159
5.50%, 10/20/2041	151	166	0.50%, 7/31/2017	900	878
5.50%, 11/20/2041	167	186	0.63%, 7/15/2014	4,018	4,036
5.50%, 10/20/2042	287	315	0.63%, 5/31/2017	990	974
5.50%, 11/20/2042	500	548	0.63%, 8/31/2017	1,200	1,175
5.50%, 7/1/2043	200	219	0.63%, 9/30/2017	3,000	2,933
6.00%, 7/15/2032	2	2	0.63%, 11/30/2017	2,831	2,760
6.00%, 12/15/2032	3	4	0.63%, 4/30/2018	1,910	1,846
6.00%, 10/15/2034	55	62	0.75%, 6/15/2014	1,399	1,407
6.00%, 4/15/2035	46	52	0.75%, 6/30/2017	2,731	2,697
6.00%, 4/15/2036	32	36	0.75%, 10/31/2017	1,602	1,572
6.00%, 6/15/2036	74	82	0.75%, 12/31/2017	1,959	1,917
6.00%, 4/15/2037	113	125	0.75%, 2/28/2018	2,831	2,762
6.00%, 5/15/2037	68	75	0.75%, 3/31/2018	1,700	1,655
6.00%, 10/20/2037	152	168	0.88%, 11/30/2016	2,657	2,659
6.00%, 11/20/2037	58	64	0.88%, 12/31/2016	2,000	1,999
6.00%, 1/15/2038	38	42	0.88%, 1/31/2017	2,450	2,446
6.00%, 8/15/2038	38	43	0.88%, 2/28/2017	2,000	1,995
6.00%, 1/15/2039	352	391	0.88%, 4/30/2017	654	651
6.00%, 9/15/2039	141	157	0.88%, 1/31/2018	2,749	2,700
6.00%, 9/15/2039	106	119	0.88%, 7/31/2019	1,000	952
			1.00%, 8/31/2016	3,179	3,203

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
1.00%, 9/30/2016	$2,529	$2,546	2.75%, 2/28/2018	$1,673	$1,785
1.00%, 10/31/2016	1,286	1,294	2.75%, 2/15/2019	303	323
1.00%, 3/31/2017	865	866	2.75%, 8/15/2042	1,911	1,649
1.00%, 5/31/2018	960	943	2.75%, 11/15/2042	3,390	2,923
1.00%, 6/30/2019	750	721	2.88%, 3/31/2018	222	238
1.00%, 8/31/2019	1,200	1,149	2.88%, 5/15/2043	1,335	1,181
1.00%, 9/30/2019	1,400	1,339	3.00%, 8/31/2016	1,714	1,836
1.00%, 11/30/2019	2,500	2,382	3.00%, 9/30/2016	756	810
1.13%, 5/31/2019	720	699	3.00%, 2/28/2017	1,099	1,181
1.13%, 12/31/2019	2,000	1,916	3.00%, 5/15/2042	1,127	1,027
1.13%, 3/31/2020	2,000	1,906	3.13%, 10/31/2016	924	994
1.13%, 4/30/2020	1,800	1,712	3.13%, 1/31/2017	1,628	1,756
1.25%, 8/31/2015	2,891	2,942	3.13%, 5/15/2019	3,519	3,818
1.25%, 9/30/2015	3,620	3,686	3.13%, 5/15/2021	1,106	1,188
1.25%, 10/31/2015	3,581	3,647	3.13%, 11/15/2041	907	850
1.25%, 1/31/2019	1,945	1,914	3.13%, 2/15/2042	1,318	1,234
1.25%, 4/30/2019	13,295	13,018	3.13%, 2/15/2043	400	373
1.25%, 10/31/2019	1,000	970	3.25%, 7/31/2016	494	533
1.25%, 2/29/2020	1,000	963	3.25%, 12/31/2016	2,474	2,677
1.38%, 11/30/2015	3,090	3,156	3.25%, 3/31/2017	370	401
1.38%, 9/30/2018	2,148	2,139	3.38%, 11/15/2019	1,466	1,613
1.38%, 11/30/2018	1,830	1,817	3.50%, 2/15/2018	887	976
1.38%, 12/31/2018	927	920	3.50%, 5/15/2020	2,322	2,569
1.38%, 2/28/2019	2,527	2,499	3.50%, 2/15/2039	265	269
1.38%, 1/31/2020	2,000	1,944	3.63%, 8/15/2019	1,189	1,324
1.38%, 5/31/2020	2,000	1,930	3.63%, 2/15/2020	4,036	4,502
1.50%, 6/30/2016	1,566	1,604	3.63%, 2/15/2021	2,565	2,851
1.50%, 7/31/2016	2,503	2,563	3.75%, 8/15/2041	1,085	1,145
1.50%, 3/31/2019	1,380	1,372	3.88%, 5/15/2018	769	862
1.63%, 8/15/2022	4,199	3,940	3.88%, 8/15/2040	1,344	1,453
1.63%, 11/15/2022	2,224	2,076	4.00%, 2/15/2015	930	985
1.75%, 7/31/2015	2,943	3,027	4.13%, 5/15/2015	1,000	1,071
1.75%, 5/31/2016	245	253	4.25%, 8/15/2014	3,983	4,163
1.75%, 10/31/2018	1,709	1,733	4.25%, 11/15/2014	931	982
1.75%, 5/15/2022	2,124	2,025	4.25%, 8/15/2015	2,196	2,375
1.75%, 5/15/2023	2,875	2,693	4.25%, 11/15/2017	213	241
1.88%, 6/30/2015	2,983	3,072	4.25%, 5/15/2039	1,589	1,827
1.88%, 8/31/2017	590	608	4.25%, 11/15/2040	846	973
1.88%, 9/30/2017	984	1,013	4.38%, 2/15/2038	1,129	1,322
1.88%, 10/31/2017	1,484	1,527	4.38%, 11/15/2039	1,527	1,790
2.00%, 1/31/2016	344	357	4.38%, 5/15/2040	1,054	1,236
2.00%, 2/15/2022	439	429	4.38%, 5/15/2041	1,188	1,393
2.00%, 2/15/2023	4,793	4,613	4.50%, 11/15/2015	514	563
2.13%, 11/30/2014	1,670	1,714	4.50%, 2/15/2036	2,263	2,695
2.13%, 5/31/2015	3,027	3,130	4.50%, 5/15/2038	540	644
2.13%, 12/31/2015	2,855	2,969	4.50%, 8/15/2039	1,058	1,265
2.13%, 8/15/2021	2,230	2,221	4.63%, 11/15/2016	463	522
2.25%, 1/31/2015	2,046	2,109	4.63%, 2/15/2017	309	349
2.25%, 11/30/2017	1,514	1,582	4.63%, 2/15/2040	1,930	2,352
2.38%, 8/31/2014	6,300	6,458	4.75%, 8/15/2017	332	381
2.38%, 9/30/2014	2,821	2,896	4.75%, 2/15/2037	1,528	1,885
2.38%, 10/31/2014	2,247	2,311	4.75%, 2/15/2041	229	284
2.38%, 2/28/2015	2,000	2,069	5.00%, 5/15/2037	510	651
2.38%, 7/31/2017	1,720	1,808	5.25%, 11/15/2028	1,000	1,271
2.38%, 5/31/2018	1,675	1,756	5.38%, 2/15/2031	730	951
2.38%, 6/30/2018	613	642	5.50%, 8/15/2028	50	65
2.50%, 3/31/2015	657	682	6.13%, 11/15/2027	1,263	1,733
2.50%, 4/30/2015	732	761	6.25%, 8/15/2023	1,484	1,992
2.50%, 6/30/2017	629	664	6.25%, 5/15/2030	1,000	1,417
2.63%, 6/30/2014	1,070	1,096	6.38%, 8/15/2027	570	798
2.63%, 7/31/2014	2,330	2,391	6.50%, 11/15/2026	448	631
2.63%, 12/31/2014	1,891	1,958	6.63%, 2/15/2027	13	18
2.63%, 1/31/2018	1,286	1,365	6.88%, 8/15/2025	289	414
2.63%, 4/30/2018	1,711	1,815	7.25%, 8/15/2022	441	622
2.63%, 8/15/2020	1,210	1,265	7.50%, 11/15/2016	1,185	1,449
2.63%, 11/15/2020	3,137	3,269	7.63%, 11/15/2022	376	544
2.75%, 11/30/2016	2,576	2,740	7.88%, 2/15/2021	129	182
2.75%, 5/31/2017	88	94	8.00%, 11/15/2021	469	681
2.75%, 12/31/2017	823	878	8.13%, 8/15/2019	40	55

See accompanying notes.

Schedule of Investments Bond Market Index Account June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)
8.13%, 5/15/2021	$51	$74
8.13%, 8/15/2021	77	112
8.50%, 2/15/2020	77	110
8.75%, 5/15/2017	1,168	1,513
8.75%, 5/15/2020	1,178	1,707
9.25%, 2/15/2016	825	1,011
9.88%, 11/15/2015	64	79
10.63%, 8/15/2015	153	186
		$358,501
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$635,174
Total Investments		$950,250
Other Assets in Excess of Liabilities, Net - 2.36%		$22,961
TOTAL NET ASSETS - 100.00%		$973,211

(a)	Variable Rate. Rate shown is in effect at June 30, 2013.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $634 or 0.07% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,590 or 0.27% of net assets.
(d)	Non-Income Producing Security
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	44 .70%
Mortgage Securities	29.82%
Financial	7 .76%
Consumer, Non-cyclical	3 .32%
Energy	2.67%
Communications	2 .39%
Utilities	1 .49%
Industrial	1 .18%
Consumer, Cyclical	1 .15%
Basic Materials	1.07%
Technology	0 .86%
Revenue Bonds	0.55%
Asset Backed Securities	0 .40%
General Obligation Unlimited	0 .22%
Insured	0.05%
General Obligation Limited	0 .01%
Other Assets in Excess of Liabilities, Net	2 .36%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments Diversified Balanced Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.13%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 14.94%
International Equity Index Fund (a)	4,730,281	$49,809
MidCap S&P 400 Index Fund (a)	1,718,208	28,900
SmallCap S&P 600 Index Fund (a)	1,368,814	28,704
		$107,413

Principal Variable Contracts Funds, Inc. Class 1 - 84.19%
Bond Market Index Account (a),(b)	35,784,304	355,338
LargeCap S&P 500 Index Account (a)	21,265,074	250,078
		$605,416
TOTAL INVESTMENT COMPANIES		$712,829
Total Investments		$712,829
Other Assets in Excess of Liabilities, Net - 0.87%		$6,275
TOTAL NET ASSETS - 100.00%		$719,104

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49 .41%
Domestic Equity Funds		42 .79%
International Equity Funds		6 .93%
Other Assets in Excess of Liabilities, Net		0 .87%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Bond Market Index Account	28,541,455	$286,588	7,649,894	$77,741	407,045	$4,083	35,784,304	$360,235
International Equity Index Fund	4,005,675	38,056	891,610	9,503	167,004	1,810	4,730,281	45,748
LargeCap S&P 500 Index Account	19,637,395	176,280	3,335,149	38,018	1,707,470	19,610	21,265,074	195,016
MidCap S&P 400 Index Fund	1,601,267	21,654	285,469	4,670	168,528	2,751	1,718,208	23,620
SmallCap S&P 600 Index Fund	1,309,478	20,167	221,116	4,415	161,780	3,253	1,368,814	21,450

		$542,745		$134,347		$31,507		$646,069

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions
Bond Market Index Account		$—			$(11)			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		—			328			—
MidCap S&P 400 Index Fund		—			47			—
SmallCap S&P 600 Index Fund		—			121			—
		$—			$484			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Growth Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.17%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 19.90%
International Equity Index Fund (a)	15,061,951	$158,602
MidCap S&P 400 Index Fund (a)	4,787,148	80,520
SmallCap S&P 600 Index Fund (a)	3,813,727	79,974
		$319,096

Principal Variable Contracts Funds, Inc. Class 1 - 79.27%
Bond Market Index Account (a),(b)	55,832,615	554,418
LargeCap S&P 500 Index Account (a)	60,940,249	716,657
		$1,271,075
TOTAL INVESTMENT COMPANIES		$1,590,171
Total Investments		$1,590,171
Other Assets in Excess of Liabilities, Net - 0.83%		$13,249
TOTAL NET ASSETS - 100.00%		$1,603,420

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .70%
Fixed Income Funds		34 .58%
International Equity Funds		9 .89%
Other Assets in Excess of Liabilities, Net		0 .83%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Bond Market Index Account	41,783,901	$419,397	14,460,902	$146,767	412,188	$4,069	55,832,615	$562,089
International Equity Index Fund	11,967,595	115,343	3,251,652	34,733	157,296	1,713	15,061,951	148,362
LargeCap S&P 500 Index Account	52,801,450	475,813	11,269,893	129,122	3,131,094	36,070	60,940,249	569,050
MidCap S&P 400 Index Fund	4,186,128	57,060	927,012	15,239	325,992	5,312	4,787,148	67,029
SmallCap S&P 600 Index Fund	3,423,356	53,082	750,212	15,075	359,841	7,251	3,813,727	61,098

		$1,120,695		$340,936		$54,415		$1,407,628

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond Market Index Account		$—			$(6)			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		—			185			—
MidCap S&P 400 Index Fund		—			42			—
SmallCap S&P 600 Index Fund		—			192			—
		$—			$412			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Income Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 98.75%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 9.94%
International Equity Index Fund (a)	319,672	$3,366
MidCap S&P 400 Index Fund (a)	152,406	2,564
SmallCap S&P 600 Index Fund (a)	121,409	2,546
		$8,476

Principal Variable Contracts Funds, Inc. Class 1 - 88.81%
Bond Market Index Account (a),(b)	5,501,114	54,626
LargeCap S&P 500 Index Account (a)	1,796,462	21,126
		$75,752
TOTAL INVESTMENT COMPANIES		$84,228
Total Investments		$84,228
Other Assets in Excess of Liabilities, Net - 1.25%		$1,064
TOTAL NET ASSETS - 100.00%		$85,292

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .04%
Domestic Equity Funds		30 .76%
International Equity Funds		3 .95%
Other Assets in Excess of Liabilities, Net		1 .25%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Bond Market Index Account	3,480,569	$35,461	2,512,108	$25,542	491,563		$4,977	5,501,114	$56,025
International Equity Index Fund	214,830	2,102	145,691	1,562	40,849		437	319,672	3,228
LargeCap S&P 500 Index Account	1,317,472	13,390	790,659	9,036	311,669		3,526	1,796,462	18,920
MidCap S&P 400 Index Fund	112,686	1,653	67,800	1,113	28,080		456	152,406	2,314
SmallCap S&P 600 Index Fund	92,137	1,613	53,839	1,077	24,567		489	121,409	2,207

		$54,219		$38,330			$9,885		$82,694

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond Market Index Account		$—			$(1)	$			—
International Equity Index Fund		—			1				—
LargeCap S&P 500 Index Account		—			20				—
MidCap S&P 400 Index Fund		—			4				—
SmallCap S&P 600 Index Fund		—			6				—
		$—			$30	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.83%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.73%				Banks (continued)
Publicis Groupe SA	34,641	$2,467		Grupo Financiero Banorte SAB de CV	150,100		$897
Teleperformance	4,253	205		Gunma Bank Ltd/The	35,000		193
WPP PLC	41,077	702		HSBC Holdings PLC	722,019		7,474
		$3,374		ICICI Bank Ltd ADR	31,929		1,221
				Industrial & Commercial Bank of China Ltd	1,084,555		680
Aerospace & Defense - 0.97%				Krung Thai Bank PCL (a)	612,300		398
BAE Systems PLC	246,447	1,435		Malayan Banking Bhd	247,800		813
MTU Aero Engines AG	2,314	223		Mitsubishi UFJ Financial Group Inc	648,800		4,007
Safran SA	54,119	2,825		Nordea Bank AB	237,403		2,651
		$4,483		Royal Bank of Canada	60,300		3,513
Agriculture - 2.29%				Sberbank of Russia (a)	305,825		855
British American Tobacco PLC	92,929	4,766		Skandinaviska Enskilda Banken AB	317,733		3,033
ITC Ltd	147,433	803		Standard Chartered PLC	99,517		2,161
Japan Tobacco Inc	130,200	4,596		Sumitomo Mitsui Financial Group Inc	103,000		4,715
Souza Cruz SA	34,200	422		Sumitomo Mitsui Trust Holdings Inc	622,019		2,902
		$10,587		Svenska Handelsbanken AB	63,741		2,554
				Swedbank AB	173,502		3,974
Airlines - 0.79%				Turkiye Halk Bankasi AS	31,246		265
easyJet PLC	155,496	3,065		Turkiye Is Bankasi	130,524		385
Ryanair Holdings PLC ADR	11,492	592		UBS AG (b)	101,324		1,720
		$3,657		Westpac Banking Corp	21,109		554
				Yes Bank Ltd (a)	98,155		763
Apparel - 0.30%
Grendene SA	21,800	201					$65,871
Makalot Industrial Co Ltd	31,000	147		Beverages - 1.19%
Prada SpA	113,400	1,023		Anheuser-Busch InBev NV	43,517		3,918
		$1,371		Cia de Bebidas das Americas ADR	23,571		880
Automobile Manufacturers - 4.60%				Fomento Economico Mexicano SAB de CV	6,736		695
Bayerische Motoren Werke AG	20,557	1,794		ADR
Fuji Heavy Industries Ltd	130,000	3,210					$5,493
Great Wall Motor Co Ltd	344,000	1,472		Biotechnology - 0.54%
Hino Motors Ltd	99,000	1,453		CSL Ltd	39,484		2,218
Hyundai Motor Co	5,391	1,057		Genmab A/S (b)	3,616		110
Kia Motors Corp	10,324	557		Morphosys AG (b)	2,783		156
Maruti Suzuki India Ltd (a)	8,116	210					$2,484
Mazda Motor Corp (b)	433,000	1,712
Renault SA	26,664	1,796		Building Materials - 1.62%
Toyota Motor Corp	131,800	7,950		Anhui Conch Cement Co Ltd	96,500		259
		$21,211		Buzzi Unicem SpA	8,365		126
				HeidelbergCement AG	29,010		1,944
Automobile Parts & Equipment - 1.15%				Holcim Ltd (b)	33,020		2,298
Bridgestone Corp	25,800	880		Lafarge SA	32,238		1,980
Cheng Shin Rubber Industry Co Ltd	214,000	672		Norbord Inc	3,800		110
Continental AG	11,858	1,581		Sanwa Holdings Corp	46,000		248
Hyundai Mobis	3,277	780		Semen Indonesia Persero Tbk PT	130,500		224
Minth Group Ltd	88,000	136		Sumitomo Osaka Cement Co Ltd	89,000		283
NORMA Group AG	2,056	74					$7,472
Plastic Omnium SA	4,375	237
Showa Corp	17,898	231		Chemicals - 2.88%
Xinyi Glass Holdings Ltd	704,000	545		Agrium Inc	30,400		2,636
Yokohama Rubber Co Ltd/The	16,000	161		BASF SE	36,791		3,281
		$5,297		Elementis PLC	31,134		104
				Essentra PLC	77,256		826
Banks - 14.28%				LG Chem Ltd	2,071		456
Aozora Bank Ltd	494,241	1,544		Methanex Corp	4,200		180
Australia & New Zealand Banking Group Ltd	129,690	3,367		Nippon Soda Co Ltd	54,000		269
Banca Generali SpA	11,641	251		PTT Global Chemical PCL (a)	310,500		685
Banco do Brasil SA	70,700	700		Sasol Ltd	24,667		1,074
Bangkok Bank PCL	69,200	461		Solvay SA	11,460		1,501
Bank Mandiri Persero Tbk PT	296,867	268		Yara International ASA	51,858		2,068
Bank of China Ltd	2,970,200	1,217		Zeon Corp	18,000		211
Bank of Georgia Holdings PLC	3,789	96					$13,291
Bank of Ireland (b)	924,839	189
Bank Rakyat Indonesia Persero Tbk PT	455,497	354		Commercial Services - 0.67%
Barclays PLC	427,448	1,820		Ashtead Group PLC	98,115		966
China Construction Bank Corp	2,185,535	1,536		CCR SA	109,200		869
CIMB Group Holdings Bhd	142,700	372		Kroton Educacional SA	64,000		886
Credicorp Ltd	6,126	784		Loomis AB	9,315		179
DBS Group Holdings Ltd	263,000	3,200		Societa Iniziative Autostradali e Servizi SpA	11,148		91
DNB ASA	186,762	2,709		Stantec Inc	2,600		110
FirstRand Ltd	435,781	1,275					$3,101

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers - 0.60%				Entertainment - 0.33%
CGI Group Inc (b)	41,200	$1,206		Gtech Spa	8,736		$218
Ingenico	18,839	1,254		William Hill PLC	191,298		1,283
Innolux Corp (b)	200,000	99					$1,501
NEC Networks & System Integration Corp	8,200	187
		$2,746		Food - 3.83%
				Associated British Foods PLC	37,604		992
Consumer Products - 0.01%				Cia Brasileira de Distribuicao Grupo Pao de	10,868		494
Goodbaby International Holdings Ltd	90,000	36		Acucar ADR
				Cosan SA Industria e Comercio	17,177		331
				Delhaize Group SA	16,877		1,043
Distribution & Wholesale - 0.70%				JBS SA	177,031		509
Inchcape PLC	31,106	237
Toyota Tsusho Corp	77,000	1,980		Magnit OJSC	13,389		764
				Nestle SA	74,549		4,892
Wolseley PLC	21,846	1,008		Sao Martinho SA	8,403		95
		$3,225		Tate & Lyle PLC	121,028		1,518
Diversified Financial Services - 3.40%				Toyo Suisan Kaisha Ltd	59,000		1,963
Aberdeen Asset Management PLC	347,915	2,025		Unilever PLC	107,889		4,368
Azimut Holding SpA	73,053	1,330		Uni-President Enterprises Corp	365,000		710
Century Tokyo Leasing Corp	7,200	187		Vigor Alimentos SA (c)	4,384		13
Coronation Fund Managers Ltd	17,151	109					$17,692
Daishin Securities Co Ltd	18,560	145
Daiwa Securities Group Inc	255,000	2,136		Forest Products & Paper - 1.01%
Fubon Financial Holding Co Ltd	569,000	773		DS Smith PLC	48,480		182
Hana Financial Group Inc	25,400	735		Mondi PLC	143,249		1,784
Indiabulls Housing Finance Ltd (a),(b),(c)	37,619	168		Smurfit Kappa Group PLC	144,825		2,415
Intermediate Capital Group PLC	245,819	1,626		Sumitomo Forestry Co Ltd	12,300		150
International Personal Finance PLC	17,192	131		West Fraser Timber Co Ltd	2,000		151
Jaccs Co Ltd	52,000	266					$4,682
KB Financial Group Inc	30,289	898		Gas - 1.03%
Malaysia Building Society	214,600	208		ENN Energy Holdings Ltd	62,000		328
Mega Financial Holding Co Ltd	1,824,910	1,379		Gas Natural SDG SA	75,682		1,525
ORIX Corp	240,980	3,288		Perusahaan Gas Negara Persero Tbk PT	1,704,500		985
Paragon Group of Cos PLC	24,773	115		Tokyo Gas Co Ltd	347,000		1,915
Provident Financial PLC	7,661	173					$4,753
		$15,692
				Hand & Machine Tools - 0.09%
Electric - 0.56%				KUKA AG	6,444		272
Atco Ltd/Canada	3,600	149		Techtronic Industries Co	68,500		163
China Power International Development Ltd	541,000	202					$435
China Resources Power Holdings Co Ltd	43,000	103
Huaneng Power International Inc	532,000	526		Healthcare - Products - 1.35%
Tenaga Nasional BHD	610,300	1,601		Coloplast A/S	55,106		3,086
		$2,581		Elekta AB	79,616		1,210
				Fresenius SE & Co KGaA	14,103		1,736
Electrical Components & Equipment - 0.81%				Hogy Medical Co Ltd	3,600		205
Delta Electronics Inc	157,000	713					$6,237
Hitachi Ltd	371,261	2,379
LG Electronics Inc	10,443	664		Healthcare - Services - 0.33%
		$3,756		Eurofins Scientific	609		128
				Primary Health Care Ltd	39,926		175
Electronics - 0.34%				Ramsay Health Care Ltd	36,685		1,199
AAC Technologies Holdings Inc	39,500	222					$1,502
Hon Hai Precision Industry Co Ltd	74,993	183
Jahwa Electronics Co Ltd	6,040	117		Holding Companies - Diversified - 0.30%
Phison Electronics Corp	58,000	474		Alfa SAB de CV	221,056		531
Tokyo Seimitsu Co Ltd	6,700	149		Emperor International Holdings	402,000		107
TPK Holding Co Ltd	15,000	239		KOC Holding AS	151,638		727
Truly International Holdings	392,000	193					$1,365
		$1,577		Home Builders - 2.31%
				Barratt Developments PLC (b)	681,862		3,208
Engineering & Construction - 1.24%				Persimmon PLC (b)	127,596		2,290
Aecon Group Inc	1,430	15
Arcadis NV	4,329	116		Sekisui House Ltd	188,000		2,716
Bilfinger SE	13,233	1,220		Taylor Wimpey PLC	1,666,350		2,428
Cheung Kong Infrastructure Holdings Ltd	197,000	1,313					$10,642
China Railway Construction Corp Ltd	613,648	530		Home Furnishings - 0.28%
CTCI Corp	75,000	136		Howden Joinery Group PLC	59,189		229
Daelim Industrial Co Ltd	6,978	526		LG Corp	13,911		770
Downer EDI Ltd	23,557	77		Skyworth Digital Holdings Ltd	614,000		308
Obrascon Huarte Lain SA	7,481	254					$1,307
Vinci SA	30,643	1,537
		$5,724

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 5.41%				Miscellaneous Manufacturing (continued)
Allianz SE	23,784	$3,472		Singamas Container Holdings Ltd	434,000		$89
BB Seguridade Participacoes SA (b)	44,797	352		Sunny Optical Technology Group Co Ltd	248,000		297
Beazley PLC	63,256	222		Trelleborg AB	11,767		176
Cathay Financial Holding Co Ltd	898,000	1,220					$1,678
Catlin Group Ltd	17,734	135
Hannover Rueckversicherung SE	40,877	2,939		Office & Business Equipment - 0.34%
Lancashire Holdings Ltd	11,974	144		Ricoh Co Ltd	116,000		1,375
MS&AD Insurance Group Holdings	62,400	1,581		Seiko Epson Corp	14,200		194
Muenchener Rueckversicherungs AG	18,044	3,315					$1,569
Ping An Insurance Group Co of China Ltd	75,500	504		Oil & Gas - 6.30%
Powszechny Zaklad Ubezpieczen SA	5,359	660		Afren PLC (b)	103,181		203
Prudential PLC	241,732	3,946		Bangchak Petroleum PCL (a)	285,900		316
Sampo	90,692	3,531		Bonterra Energy Corp	3,100		146
Sanlam Ltd	224,601	1,044		BP PLC	143,491		996
Standard Life PLC	358,383	1,886		Cenovus Energy Inc	61,200		1,746
		$24,951		China Petroleum & Chemical Corp	680,800		476
Internet - 0.36%				CNOOC Ltd	717,000		1,201
Rightmove PLC	4,266	135		Eni SpA	103,231		2,119
				EnQuest PLC (b)	1		—
Tencent Holdings Ltd	39,000	1,523
		$1,658		Gazprom OAO ADR	55,444		365
				Husky Energy Inc	62,000		1,652
Iron & Steel - 0.72%				Lukoil OAO ADR	14,569		836
APERAM	6,453	70		NovaTek OAO	6,092		727
BlueScope Steel Ltd (b)	42,208	180		Oil & Natural Gas Corp Ltd	43,035		239
Ferrexpo PLC	20,417	42		OMV AG	40,400		1,822
Fortescue Metals Group Ltd	397,493	1,094		PetroChina Co Ltd	538,815		584
Hyundai Steel Co	3,159	177		Petroleo Brasileiro SA ADR	60,147		807
Kumba Iron Ore Ltd	8,685	405		Polski Koncern Naftowy Orlen S.A. (b)	29,755		417
Kyoei Steel Ltd	9,000	132		Premier Oil PLC	23,076		117
POSCO ADR	6,411	417		Reliance Industries Ltd	92,740		1,340
Voestalpine AG	22,605	799		RMP Energy Inc (b)	33,800		136
		$3,316		Rosneft OAO	42,492		291
				Royal Dutch Shell PLC - A Shares	29,501		942
Lodging - 0.66%				Royal Dutch Shell PLC - B Shares	78,010		2,584
MGM China Holdings Ltd	400,000	1,061		Seadrill Ltd	73,996		2,980
Whitbread PLC	42,660	1,985		SK Holdings Co Ltd	4,872		721
		$3,046		SK Innovation Co Ltd	2,172		256
Machinery - Diversified - 0.80%				Suncor Energy Inc	94,300		2,780
Daifuku Co Ltd	24,500	178		Tatneft OAO ADR	31,109		1,130
Duerr AG	4,416	266		Thai Oil PCL (a)	458,200		924
IHI Corp	269,000	1,018		Whitecap Resources Inc	21,196		220
Kawasaki Heavy Industries Ltd	245,000	752					$29,073
Mitsubishi Heavy Industries Ltd	230,000	1,279		Oil & Gas Services - 0.44%
OC Oerlikon Corp AG (b)	18,215	216
				John Wood Group PLC	80,523		993
		$3,709		Petrofac Ltd	1		—
Media - 1.02%				Petroleum Geo-Services ASA	8,635		106
Grupo Televisa SAB ADR	26,569	660		Technip SA	9,016		916
ITV PLC	948,825	2,023					$2,015
Kabel Deutschland Holding AG	13,331	1,464		Packaging & Containers - 0.75%
Naspers Ltd	7,498	553		Amcor Ltd/Australia	219,718		2,031
		$4,700		Rexam PLC	196,084		1,423
Mining - 1.26%							$3,454
Alacer Gold Corp	19,500	41		Pharmaceuticals - 7.59%
Alamos Gold Inc	5,400	65		Aurobindo Pharma Ltd	33,357		101
AngloGold Ashanti Ltd	1,129	16		Bayer AG	35,413		3,770
Argonaut Gold Inc (b)	10,869	59
				BTG PLC (b)	98,627		552
BHP Billiton Ltd	142,556	4,103		Chong Kun Dang Pharm Corp	5,726		277
Boliden AB	4,761	59		GlaxoSmithKline PLC	79,366		1,984
Capstone Mining Corp (b)	43,300	74
				Kaken Pharmaceutical Co Ltd	11,000		163
Grupo Mexico SAB de CV	111,100	322		KYORIN Holdings Inc	6,400		147
Lundin Mining Corp (b)	23,500	89
				Novartis AG	85,788		6,076
MMC Norilsk Nickel OJSC ADR	19,901	287		Novo Nordisk A/S	26,637		4,141
PanAust Ltd	42,712	71		Roche Holding AG	34,949		8,674
Southern Copper Corp	9,045	250		Sanofi	57,484		5,943
Sterlite Industries India Ltd ADR	64,880	379		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	122,448		116
		$5,815		Shire PLC	73,599		2,332
Miscellaneous Manufacturing - 0.36%				Sun Pharmaceutical Industries Ltd	42,405		721
IMI PLC	59,198	1,116					$34,997

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pipelines - 0.51%				Telecommunications - 6.58%
Gibson Energy Inc	7,700	$181		America Movil SAB de CV ADR	46,665		$1,015
TransCanada Corp	50,100	2,157		BT Group PLC	719,886		3,380
		$2,338		China Mobile Ltd	171,285		1,774
				China Telecom Corp Ltd	1,268,000		605
Real Estate - 2.97%				China Wireless Technologies Ltd	352,000		132
Arnest One Corp	5,500	108		Chunghwa Telecom Co Ltd	185,000		619
Brookfield Asset Management Inc	103,858	3,733		Freenet AG	51,684		1,127
Capital Property Fund	125,875	136		GN Store Nord A/S	11,898		225
Cheung Kong Holdings Ltd	141,000	1,901		Hutchison Telecommunications Hong Kong	198,667		105
Country Garden Holdings Co Ltd	1,161,000	603		Holdings Ltd
Ez Tec Empreendimentos e Participacoes SA	8,073	99		KDDI Corp	72,300		3,765
Great Eagle Holdings Ltd	46,000	175		MegaFon OAO	14,580		457
IMMOFINANZ AG (b)	288,204	1,075
				MTN Group Ltd	31,986		595
K Wah International Holdings Ltd	376,000	172		Nippon Telegraph & Telephone Corp	66,200		3,450
Mah Sing Group Bhd	166,600	153		Partron Co Ltd	22,589		366
Mitsui Fudosan Co Ltd	113,000	3,322		Samart Corp PCL (a)	532,900		391
Shenzhen Investment Ltd	336,000	127		SK Telecom Co Ltd	4,537		834
Shimao Property Holdings Ltd	448,500	882		Softbank Corp	83,700		4,872
Sumitomo Realty & Development Co Ltd	22,000	877		Taiwan Mobile Co Ltd	267,000		1,052
Sunac China Holdings Ltd	130,000	85		Telecity Group PLC	8,200		126
Surya Semesta Internusa Tbk PT	1,105,000	144		Telekomunikasi Indonesia Persero Tbk PT	832,500		927
Tokyo Tatemono Co Ltd	13,000	108		TeliaSonera AB	209,510		1,365
		$13,700		VimpelCom Ltd ADR	51,508		518
REITS - 1.32%				Vodacom Group Ltd	31,791		337
Fibra Uno Administracion SA de CV	168,200	565		Vodafone Group PLC	809,855		2,321
Granite Real Estate Investment Trust	3,217	111					$30,358
Japan Hotel REIT Investment Corp	264	100		Transportation - 2.63%
Mirvac Group	1,000,427	1,464		Canadian National Railway Co	44,500		4,333
RioCan Real Estate Investment Trust	46,500	1,117		Canadian Pacific Railway Ltd	22,000		2,668
Westfield Group	173,269	1,815		East Japan Railway Co	39,100		3,043
Westfield Retail Trust	328,453	929		Nippon Konpo Unyu Soko Co Ltd	7,500		125
		$6,101		Seino Holdings Co Ltd	23,000		202
Retail - 3.18%				Senko Co Ltd	45,000		231
Alimentation Couche Tard Inc	52,700	3,127		West Japan Railway Co	35,800		1,518
Aoyama Trading Co Ltd	7,700	205					$12,120
Cie Financiere Richemont SA	44,744	3,946		Water- 0.40%
Dollarama Inc	45,900	3,213		Cia de Saneamento Basico do Estado de Sao	18,459		191
GS Home Shopping Inc	903	187		Paulo
Inditex SA	7,009	864		United Utilities Group PLC	157,621		1,640
Lawson Inc	15,000	1,145					$1,831
Lotte Shopping Co Ltd	1,003	311
Man Wah Holdings Ltd	149,600	186		TOTAL COMMON STOCKS			$451,293
Pandora A/S	7,892	267		PREFERRED STOCKS - 0.67%	Shares Held	Value	(000	's)
Shimachu Co Ltd	7,400	182		Banks- 0.31%
Tsuruha Holdings Inc	2,300	217		Banco Bradesco SA	29,700		383
Valor Co Ltd	10,500	195		Itau Unibanco Holding SA	82,720		1,069
Woolworths Holdings Ltd/South Africa	96,853	631					$1,452
		$14,676
				Iron & Steel - 0.20%
Semiconductors - 2.94%				Vale SA	76,098		922
ARM Holdings PLC	163,726	1,981
Chipbond Technology Corp	118,000	287
Elan Microelectronics Corp	277,000	617		Telecommunications - 0.16%
King Yuan Electronics Co Ltd	315,000	231		Telefonica Brasil SA	32,300		730
MediaTek Inc	70,000	807
Novatek Microelectronics Corp	118,000	569		TOTAL PREFERRED STOCKS			$3,104
Samsung Electronics Co Ltd	3,323	3,884			Maturity
Semiconductor Manufacturing International	2,081,000	153		REPURCHASE AGREEMENTS - 0.29%	Amount (000's)	Value	(000	's)
Corp (b)				Banks- 0.29%
SK Hynix Inc (b)	17,110	464
				Investment in Joint Trading Account; Credit	$264		$265
Taiwan Semiconductor Manufacturing Co Ltd	895,140	3,241		Suisse Repurchase Agreement; 0.09%
Tokyo Electron Ltd	25,900	1,309		dated 6/28/2013 maturing 7/1/2013
		$13,543		(collateralized by US Government
Software - 0.76%				Securities; $269,758; 4.25% - 8.75%; dated
HCL Technologies Ltd	50,133	653		08/15/20 - 05/15/39)
Nihon Unisys Ltd	17,600	132
SAP AG	32,075	2,342
Tech Mahindra Ltd	20,922	373
		$3,500

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

			Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Country	Percent
(continued)	Amount (000's)	Value (000's)	Japan	18.20%
			United Kingdom	15.81%
Banks (continued)			Canada	7 .72%
Investment in Joint Trading Account; Deutsche $	106	$106	Germany	6.73%
Bank Repurchase Agreement; 0.18% dated			Switzerland	6.25%
6/28/2013 maturing 7/1/2013			Australia	4.19%
(collateralized by US Government			France	4 .16%
Securities; $107,904; 0.50% - 4.38%; dated			Sweden	3 .30%
01/09/15 - 08/08/19)			Korea, Republic Of	3 .17%
Investment in Joint Trading Account; JP	555	555	Taiwan, Province Of China	3.06%
Morgan Repurchase Agreement; 0.10%			China	2 .85%
dated 6/28/2013 maturing 7/1/2013			Brazil	2 .15%
(collateralized by US Government			Hong Kong	1 .78%
Securities; $566,494; 0.00% - 10.35%;			Denmark	1 .70%
dated 08/03/13 - 06/29/32)			India	1 .52%
Investment in Joint Trading Account; Merrill	391	391	Belgium	1.40%
Lynch Repurchase Agreement; 0.08%			South Africa	1 .34%
dated 6/28/2013 maturing 7/1/2013			Ireland	1 .25%
(collateralized by US Government			Russian Federation	1.24%
Securities; $398,951; 0.00% - 0.25%; dated			Italy	1 .12%
07/05/13 - 04/15/16)			Norway	1.06%
		$1,317	Mexico	1.01%
TOTAL REPURCHASE AGREEMENTS		$1,317	Netherlands	0 .90%
Total Investments		$455,714	Austria	0.79%
Other Assets in Excess of Liabilities, Net - 1.21%		$5,604	Finland	0.77%
TOTAL NET ASSETS - 100.00%		$461,318	Thailand	0 .70%
			Singapore	0.69%
			Malaysia	0 .69%
(a)	Fair value of these investments is determined in good faith by the		Bermuda	0 .68%
Manager under procedures established and periodically reviewed by the			Indonesia	0 .63%
Board of Directors. At the end of the period, the fair value of these			Spain	0.58%
securities totaled $4,710 or 1.02% of net assets.			United States	0 .36%
(b) Non-Income Producing Security			Turkey	0.32%
(c) Security is Illiquid			Macao	0 .23%
			Poland	0.23%
			Peru	0.17%
			Luxembourg	0.04%
			Other Assets in Excess of Liabilities, Net	1.21%
			TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.79%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.87%				Gas - 0.97%
Lockheed Martin Corp	95,280	$10,334		Sempra Energy	74,947		$6,128
Raytheon Co	117,204	7,750
		$18,084		Healthcare - Products - 1.69%
Apparel - 1.42%				Becton Dickinson and Co	45,901		4,537
VF Corp	46,401	8,958		Medtronic Inc	119,121		6,131
							$10,668
Automobile Manufacturers - 0.89%				Insurance - 8.09%
PACCAR Inc	104,215	5,592		ACE Ltd	144,995		12,974
				Allianz SE ADR	192,544		2,813
				Allstate Corp/The	138,169		6,649
Automobile Parts & Equipment - 1.49%				Chubb Corp/The	58,469		4,949
Autoliv Inc	84,792	6,562
Johnson Controls Inc	79,392	2,841		Fidelity National Financial Inc	313,923		7,475
				MetLife Inc	309,142		14,146
		$9,403		Swiss Re AG ADR	26,400		1,969
Banks - 9.23%							$50,975
Australia & New Zealand Banking Group Ltd	57,492	1,502
ADR				Machinery - Diversified - 1.42%
Banco Santander SA ADR	437,023	2,827		Deere & Co	110,103		8,946
Bank of Nova Scotia	104,686	5,606
Grupo Financiero Santander Mexico SAB de	84,775	1,205		Media - 0.48%
CV ADR (a)				Walt Disney Co/The	48,090		3,037
JP Morgan Chase & Co	251,049	13,253
M&T Bank Corp	53,919	6,025
PNC Financial Services Group Inc/The	139,874	10,200		Mining - 0.54%
US Bancorp/MN	238,371	8,617		BHP Billiton Ltd ADR	58,496		3,373
Wells Fargo & Co	215,815	8,907
		$58,142		Miscellaneous Manufacturing - 1.85%
				3M Co	36,852		4,030
Beverages - 1.18%				Parker Hannifin Corp	79,775		7,610
Coca-Cola Co/The	65,670	2,634					$11,640
Dr Pepper Snapple Group Inc	104,203	4,786
		$7,420		Oil & Gas - 12.08%
				Chevron Corp	80,693		9,549
Chemicals - 1.01%				Crescent Point Energy Corp	99,543		3,376
Air Products & Chemicals Inc	30,400	2,784		Encana Corp	225,003		3,812
EI du Pont de Nemours & Co	67,620	3,550		Exxon Mobil Corp	108,131		9,770
		$6,334		Marathon Oil Corp	187,306		6,477
Computers - 1.22%				Marathon Petroleum Corp	113,581		8,071
Apple Inc	19,446	7,702		Occidental Petroleum Corp	104,002		9,280
				Penn West Petroleum Ltd	604,210		6,392
				Royal Dutch Shell PLC - B shares ADR	177,885		11,788
Distribution & Wholesale - 1.47%				Total SA ADR	156,317		7,613
Genuine Parts Co	118,254	9,232					$76,128
				Pharmaceuticals - 11.86%
Diversified Financial Services - 2.01%				Abbott Laboratories	161,249		5,624
BlackRock Inc	49,353	12,676		AbbVie Inc	166,522		6,884
				GlaxoSmithKline PLC ADR	161,150		8,053
Electric - 3.71%				Johnson & Johnson	72,183		6,198
NextEra Energy Inc	93,630	7,629		Merck & Co Inc	268,544		12,474
Northeast Utilities	128,724	5,409		Novartis AG ADR	101,400		7,170
Wisconsin Energy Corp	109,085	4,472		Pfizer Inc	440,966		12,351
Xcel Energy Inc	205,970	5,837		Roche Holding AG ADR	133,306		8,247
		$23,347		Teva Pharmaceutical Industries Ltd ADR	196,784		7,714
							$74,715
Electrical Components & Equipment - 0.81%
Emerson Electric Co	93,310	5,089		Pipelines - 3.96%
				Enterprise Products Partners LP	150,318		9,342
				Kinder Morgan Energy Partners LP	80,031		6,835
Electronics - 0.67%				Kinder Morgan Inc/DE	229,279		8,747
Honeywell International Inc	53,232	4,223					$24,924
				Private Equity - 0.36%
Food - 3.10%				KKR & Co LP	116,400		2,288
Kraft Foods Group Inc	121,806	6,805
Kroger Co/The	288,822	9,976
Mondelez International Inc	95,643	2,729		REITS - 4.43%
		$19,510		American Capital Agency Corp	396,994		9,127
				Annaly Capital Management Inc	506,959		6,372
				Digital Realty Trust Inc	203,705		12,426
							$27,925

See accompanying notes.

Schedule of Investments
Equity Income Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
Retail - 2.35%				Sector	Percent
Costco Wholesale Corp	24,989	$2,763
McDonald's Corp	63,443	6,281		Financial	25 .26%
				Consumer, Non-cyclical	17 .83%
Tiffany & Co	78,808	5,740		Energy	16 .04%
		$14,784		Consumer, Cyclical	11 .47%
Semiconductors - 5.20%				Industrial	10 .33%
Applied Materials Inc	438,011	6,531		Technology	8 .25%
Intel Corp	460,654	11,157		Utilities	4 .68%
Maxim Integrated Products Inc	205,131	5,699		Communications	3.52%
Microchip Technology Inc	183,074	6,819		Basic Materials	1.55%
Taiwan Semiconductor Manufacturing Co Ltd	140,340	2,571		Other Assets in Excess of Liabilities, Net	1.07%
ADR				TOTAL NET ASSETS	100.00%
		$32,777
Software - 1.83%
Microsoft Corp	333,116	11,503

Telecommunications - 3.04%
BCE Inc	135,573	5,561
CenturyLink Inc	119,533	4,226
Verizon Communications Inc	54,371	2,737
Vodafone Group PLC ADR	231,639	6,657
		$19,181
Toys, Games & Hobbies - 3.85%
Hasbro Inc	223,521	10,021
Mattel Inc	313,560	14,207
		$24,228

Transportation - 2.71%
Norfolk Southern Corp	66,805	4,853
Union Pacific Corp	32,746	5,052
United Parcel Service Inc	82,754	7,157
		$17,062
TOTAL COMMON STOCKS		$615,994
	Maturity
REPURCHASE AGREEMENTS - 1.14%	Amount (000's)	Value(000	's)

Banks- 1.14%
Investment in Joint Trading Account; Credit	$1,446	$1,446
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $1,475,153; 4.25% - 8.75%;
dated 08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	578	579
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $590,061; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	3,037	3,037
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $3,097,822; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	2,139	2,139
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $2,181,627; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$7,201
TOTAL REPURCHASE AGREEMENTS		$7,201
Total Investments		$623,195
Other Assets in Excess of Liabilities, Net - 1.07%		$6,751
TOTAL NET ASSETS - 100.00%		$629,946

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS- 31.43%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Automobile Asset Backed Securities - 0.22%			Mortgage Backed Securities (continued)
CPS Auto Trust			Ginnie Mae
2.20%, 3/16/2020(a)	$900	$897	0.74%, 5/16/2053(b)	$13,563	$1,033
			0.85%, 2/16/2053(b)	39,591	2,972
			0.87%, 2/16/2053(b)	15,839	1,241
Home Equity Asset Backed Securities - 1.27%			0.92%, 3/16/2052(b)	8,987	770
ACE Securities Corp Mortgage Loan Trust			0.92%, 4/16/2053(b)	17,148	881
Series 2007-D1			0.93%, 2/16/2053(b)	23,744	2,053
6.34%, 2/25/2038(a),(b)	3,300	3,281
			0.95%, 11/16/2052(b)	19,812	1,681
6.93%, 2/25/2038(a)	1,861	1,871
			0.98%, 9/16/2053(b)	14,895	1,187
		$5,152	1.03%, 2/16/2055(b)	27,204	1,622
Mortgage Backed Securities - 29.10%			1.06%, 4/16/2053(b)	9,844	853
Banc of America Commercial Mortgage Trust			1.40%, 9/16/2053(b)	16,187	1,195
2007-4			1.58%, 9/16/2054(b)	1,992	1,986
6.00%, 2/10/2051(b)	1,000	1,082	3.50%, 12/20/2034(b)	11,025	1,231
BCAP LLC 2010-RR2 Trust			3.50%, 3/20/2036	2,483	2,640
2.41%, 6/26/2045(a),(b),(c)	2,400	2,064	3.50%, 7/16/2045	1,900	1,981
Bear Stearns Asset Backed Securities I Trust			4.00%, 9/16/2026(b)	6,329	704
2005-AC6			4.00%, 4/20/2038(b)	3,876	573
5.25%, 9/25/2020(b)	3,903	3,983	4.00%, 12/16/2039	2,078	2,203
BNPP Mortgage Securities LLC 2009-1 Trust			Jefferies Resecuritization Trust 2009-R2
6.00%, 8/27/2037(a),(c)	3,000	3,044	2.87%, 12/26/2037(a),(b)	1,612	1,625
CD 2006-CD2 Mortgage Trust			Jefferies Resecuritization Trust 2010-R4
5.53%, 1/15/2046(b)	2,000	2,139	5.00%, 10/26/2036(a)	2,953	2,996
CHL Mortgage Pass-Through Trust 2004-9			JP Morgan Chase Commercial Mortgage
5.25%, 6/25/2034	729	751	Securities Corp Series 2005-LDP3
Citigroup Mortgage Loan Trust 2009-11			5.17%, 8/15/2042(b)	2,200	2,292
1.54%, 10/25/2035(a),(b)	375	365	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2006-LDP9
2.57%, 2/25/2036(a),(b)	1,400	1,196	5.37%, 5/15/2047	2,200	2,321
Citigroup Mortgage Loan Trust 2010-8			JP Morgan Chase Commercial Mortgage
4.50%, 12/25/2036(a)	1,517	1,555	Securities Trust 2011-C5
Citigroup Mortgage Loan Trust 2010-9			5.49%, 8/15/2046(a),(b)	2,000	2,147
4.25%, 1/25/2036(a)	3,128	3,137	JP Morgan Chase Commercial Mortgage
Credit Suisse Mortgage Capital Certificates			Securities Trust 2013-C10
2.92%, 8/27/2037(a),(b)	1,007	1,008	3.37%, 12/15/2047(b)	1,200	1,130
6.00%, 1/27/2047(a)	1,925	1,982	JP Morgan Chase Commercial Mortgage
CSMC Trust 2013-IVR1			Series Trust 2013-LC11
3.00%, 3/25/2043(a),(b)	1,982	1,916	3.22%, 4/15/2046(b)	2,000	1,853
Fannie Mae Grantor Trust 2005-T1			LB-UBS Commercial Mortgage Trust 2005-
0.54%, 5/25/2035(b)	535	527	C7
Fannie Mae REMICS			5.32%, 11/15/2040	1,800	1,910
0.49%, 10/25/2018(b)	50	50	LB-UBS Commercial Mortgage Trust 2006-
2.00%, 2/25/2040(b)	2,049	2,025	C6
3.50%, 11/25/2042(b)	7,868	1,775	5.45%, 9/15/2039	2,300	2,412
4.00%, 11/25/2042(b)	3,916	1,076	MASTR Adjustable Rate Mortgages Trust
6.50%, 2/25/2047	465	509	2004-13
7.00%, 4/25/2032	396	457	2.63%, 11/21/2034(b)	3,553	3,626
8.70%, 12/25/2019	7	7	Morgan Stanley Capital I Trust 2005-HQ6
First Horizon Alternative Mortgage Securities			5.07%, 8/13/2042(b)	3,000	3,143
Trust 2004-AA3			Morgan Stanley Capital I Trust 2005-TOP17
2.31%, 9/25/2034(b)	2,000	1,901	4.84%, 12/13/2041	800	824
Freddie Mac REMICS			Morgan Stanley Re-REMIC Trust 2010-R1
0.49%, 6/15/2018(b)	95	95	3.00%, 7/26/2035(a),(b)	1,300	1,295
1.50%, 4/15/2028	2,978	2,885	Morgan Stanley Re-REMIC Trust 2010-R4
2.50%, 11/15/2032	2,036	2,050	5.50%, 8/26/2047(a)	678	681
2.50%, 10/15/2036(b)	936	958	Sequoia Mortgage Trust 2013-1
2.50%, 2/15/2043	1,981	1,937	1.86%, 2/25/2043(b)	855	772
3.50%, 6/15/2040	1,561	1,622	Sequoia Mortgage Trust 2013-2
3.50%, 10/15/2042(b)	4,357	982	1.87%, 2/25/2043(b)	948	855
4.00%, 9/15/2018	280	285	Springleaf Mortgage Loan Trust
4.00%, 2/15/2035(b)	6,218	610	2.31%, 6/25/2058(a),(b)	1,100	1,102
4.00%, 1/15/2039	400	416			$118,328
4.00%, 5/15/2039	4,200	4,351
4.00%, 8/15/2039(b)	9,470	1,476	Other Asset Backed Securities - 0.84%
4.00%, 10/15/2040	3,000	3,142	Ameriquest Mortgage Securities Inc Asset-
4.50%, 5/15/2037 (b)	1,687	1,819	Backed Pass-Through Ctfs Ser 2005-R7
			0.67%, 9/25/2035(b)	2,000	1,798
4.50%, 3/15/2040	3,000	3,186	Chase Funding Trust Series 2004-1
4.50%, 5/15/2040	2,000	2,175	0.65%, 12/25/2033(b)	100	99

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Other Asset Backed Securities (continued)				(continued)
Springleaf Funding Trust
3.92%, 1/16/2023(a),(b),(c)	$1,500	$1,498		6.00%, 9/1/2032	$69	$76
				6.00%, 11/1/2033	177	195
		$3,395		6.00%, 11/1/2033	212	233
TOTAL BONDS		$127,772		6.00%, 5/1/2034	494	543
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 5/1/2034	692	745
AGENCY OBLIGATIONS - 66.12%	Amount (000's)	Value(000	's)	6.00%, 9/1/2034	199	219
Federal Home Loan Mortgage Corporation (FHLMC) -				6.00%, 2/1/2035	164	180
19.68%				6.00%, 10/1/2036(b)	260	285
2.00%, 1/1/2028	$2,428	$2,367		6.00%, 3/1/2037	244	269
2.40%, 9/1/2032(b)	37	37
				6.00%, 12/1/2037	1,353	1,470
2.50%, 9/1/2027	3,746	3,773		6.00%, 1/1/2038(b)	118	129
2.50%, 9/1/2027	919	925		6.00%, 1/1/2038	824	911
3.00%, 1/1/2027	1,752	1,806		6.00%, 1/1/2038	353	390
3.00%, 2/1/2027	2,307	2,377		6.00%, 4/1/2038	221	242
3.00%, 2/1/2027	827	852		6.50%, 11/1/2016	29	31
3.00%, 4/1/2042	1,697	1,657		6.50%, 6/1/2017	77	82
3.00%, 8/1/2042	1,431	1,397		6.50%, 6/1/2018	9	10
3.00%, 10/1/2042	1,944	1,900		6.50%, 8/1/2021	10	11
3.00%, 10/1/2042	1,758	1,716		6.50%, 12/1/2021	68	75
3.00%, 10/1/2042	961	939		6.50%, 4/1/2022	74	82
3.00%, 5/1/2043	1,994	1,948		6.50%, 5/1/2022	39	43
3.50%, 2/1/2032	3,120	3,214		6.50%, 5/1/2023	23	25
3.50%, 4/1/2042	872	885		6.50%, 4/1/2024	13	15
3.50%, 4/1/2042	3,268	3,315		6.50%, 4/1/2026	10	11
3.50%, 7/1/2042	4,101	4,162		6.50%, 5/1/2026	10	11
3.50%, 9/1/2042	1,901	1,929		6.50%, 5/1/2026	8	8
3.50%, 10/1/2042	1,119	1,137		6.50%, 12/1/2027	15	17
4.00%, 8/1/2026	1,449	1,521		6.50%, 1/1/2028	13	15
4.00%, 8/1/2039	1,692	1,760		6.50%, 3/1/2028	9	11
4.00%, 12/1/2040	2,992	3,142		6.50%, 9/1/2028	5	6
4.00%, 12/1/2040	859	902		6.50%, 9/1/2028	16	18
4.50%, 8/1/2033	155	163		6.50%, 10/1/2028	59	68
4.50%, 7/1/2039	1,881	2,017		6.50%, 11/1/2028	12	14
4.50%, 5/1/2040	2,024	2,133		6.50%, 12/1/2028	29	32
4.50%, 3/1/2041	2,656	2,847		6.50%, 3/1/2029	11	13
4.50%, 5/1/2041	1,829	1,961		6.50%, 4/1/2029	171	197
4.50%, 8/1/2041	1,892	2,029		6.50%, 7/1/2031	75	85
5.00%, 10/1/2025	577	622		6.50%, 8/1/2031	7	7
5.00%, 2/1/2033	690	741		6.50%, 10/1/2031	13	15
5.00%, 6/1/2033	491	544		6.50%, 10/1/2031	28	31
5.00%, 8/1/2033	356	389		6.50%, 12/1/2031	54	61
5.00%, 8/1/2033	329	353		6.50%, 1/1/2032	142	161
5.00%, 5/1/2035	214	229		6.50%, 2/1/2032	52	59
5.00%, 7/1/2035	62	66		6.50%, 5/1/2032	122	139
5.00%, 7/1/2035	115	125		6.50%, 8/1/2032	129	146
5.00%, 10/1/2035	191	209		6.50%, 4/1/2035	32	36
5.00%, 10/1/2038	910	962		7.00%, 9/1/2023	17	19
5.00%, 6/1/2039	1,466	1,564		7.00%, 12/1/2023	9	10
5.00%, 9/1/2039	1,589	1,740		7.00%, 1/1/2024	11	12
5.00%, 1/1/2040	1,635	1,766		7.00%, 9/1/2027	12	14
5.00%, 6/1/2041	1,913	2,076		7.00%, 1/1/2028	110	125
5.50%, 4/1/2018	117	125		7.00%, 4/1/2028	56	66
5.50%, 11/1/2018	277	297		7.00%, 5/1/2028	8	10
5.50%, 3/1/2024	38	41		7.00%, 8/1/2028	13	15
5.50%, 3/1/2033	504	546		7.00%, 6/1/2031	5	6
5.50%, 12/1/2033	495	537		7.00%, 10/1/2031	24	28
5.50%, 9/1/2035	455	491		7.00%, 10/1/2031	22	26
5.50%, 1/1/2038	547	587		7.00%, 4/1/2032	167	193
5.50%, 2/1/2038	676	722		7.50%, 10/1/2030	28	34
5.50%, 4/1/2038	58	63		7.50%, 2/1/2031	11	12
5.50%, 5/1/2038	219	236		7.50%, 2/1/2031	13	15
5.50%, 8/1/2038	1,559	1,676		7.50%, 2/1/2031	22	27
6.00%, 4/1/2017	63	68		8.00%, 10/1/2030	44	54
6.00%, 4/1/2017	52	55		8.00%, 12/1/2030	8	9
6.00%, 5/1/2017	60	63		8.50%, 7/1/2029	45	53
6.00%, 7/1/2017	41	44				$80,014
6.00%, 12/1/2023	15	17
6.00%, 5/1/2031	35	39		Federal National Mortgage Association (FNMA) - 29.63%
6.00%, 12/1/2031	54	60		2.00%, 10/1/2027	944	920

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.00%, 10/1/2027	$932	$908	5.50%, 9/1/2033	$1,099	$1,228
2.00%, 10/1/2027	2,448	2,387	5.50%, 2/1/2034	875	943
2.00%, 2/1/2028	1,734	1,691	5.50%, 8/1/2034	92	99
2.00%, 3/1/2028	2,634	2,569	5.50%, 9/1/2034	860	943
2.29%, 7/1/2034(b)	125	132	5.50%, 9/1/2035	1,284	1,425
2.50%, 5/1/2027	2,505	2,524	5.50%, 11/1/2035	498	543
2.50%, 6/1/2027	2,973	2,995	5.50%, 8/1/2036	403	440
2.50%, 6/1/2027	2,405	2,423	5.50%, 2/1/2037	26	29
2.50%, 5/1/2028	1,493	1,504	5.50%, 3/1/2038	440	491
2.53%, 12/1/2032(b)	99	105	5.50%, 3/1/2038	642	707
3.00%, 8/1/2042	3,557	3,480	5.50%, 8/1/2038	370	411
3.00%, 10/1/2042	4,074	3,987	6.00%, 8/1/2016	33	35
3.00%, 10/1/2042	2,890	2,828	6.00%, 12/1/2016	60	63
3.00%, 11/1/2042	985	946	6.00%, 8/1/2017	100	106
3.00%, 2/1/2043	1,984	1,942	6.00%, 6/1/2022	71	77
3.00%, 2/1/2043	2,082	2,037	6.00%, 3/1/2026	9	9
3.00%, 4/1/2043	1,744	1,676	6.00%, 11/1/2028	27	30
3.50%, 2/1/2042	2,256	2,298	6.00%, 8/1/2031	116	128
3.50%, 7/1/2042	2,300	2,346	6.00%, 12/1/2031	24	27
3.50%, 9/1/2042	2,172	2,208	6.00%, 1/1/2033	205	226
3.50%, 9/1/2042	3,798	3,866	6.00%, 2/1/2034	63	70
3.50%, 11/1/2042	2,734	2,782	6.00%, 5/1/2037	740	808
3.50%, 12/1/2042	2,842	2,893	6.00%, 7/1/2037	878	961
4.00%, 12/1/2024	2,089	2,255	6.00%, 11/1/2037	181	201
4.00%, 5/1/2025	1,002	1,057	6.00%, 12/1/2037	32	35
4.00%, 11/1/2040	1,623	1,691	6.00%, 3/1/2038	258	287
4.00%, 12/1/2040	1,228	1,289	6.00%, 5/1/2038	635	702
4.00%, 1/1/2041	2,795	2,915	6.00%, 8/1/2038	1,726	1,911
4.00%, 2/1/2041	3,137	3,292	6.00%, 10/1/2038	576	630
4.00%, 2/1/2041	2,534	2,641	6.50%, 6/1/2016	37	39
4.00%, 3/1/2041	3,603	3,792	6.50%, 8/1/2017	57	60
4.00%, 4/1/2041	2,742	2,864	6.50%, 11/1/2023	82	92
4.00%, 11/1/2041	1,471	1,535	6.50%, 5/1/2024	34	37
4.00%, 4/1/2042	1,612	1,685	6.50%, 9/1/2024	41	46
4.50%, 12/1/2019	102	109	6.50%, 7/1/2025	16	18
4.50%, 1/1/2020	406	431	6.50%, 8/1/2025	50	55
4.50%, 9/1/2025	2,343	2,526	6.50%, 2/1/2026	13	15
4.50%, 9/1/2039	1,900	2,051	6.50%, 3/1/2026	5	6
4.50%, 12/1/2040	1,159	1,236	6.50%, 5/1/2026	10	12
4.50%, 9/1/2041	2,416	2,560	6.50%, 6/1/2026	5	6
5.00%, 1/1/2018	261	279	6.50%, 7/1/2028	13	15
5.00%, 11/1/2018	226	241	6.50%, 9/1/2028	22	25
5.00%, 5/1/2034	705	761	6.50%, 2/1/2029	6	6
5.00%, 4/1/2035	445	478	6.50%, 3/1/2029	17	19
5.00%, 4/1/2035	274	303	6.50%, 4/1/2029	17	20
5.00%, 7/1/2035	27	29	6.50%, 7/1/2029	276	310
5.00%, 7/1/2035	563	607	6.50%, 6/1/2031	20	23
5.00%, 8/1/2035	123	133	6.50%, 6/1/2031	13	15
5.00%, 12/1/2039	1,541	1,687	6.50%, 9/1/2031	20	23
5.00%, 4/1/2040	1,291	1,398	6.50%, 1/1/2032	16	18
5.00%, 5/1/2040	2,003	2,192	6.50%, 3/1/2032	111	128
5.00%, 6/1/2040	1,134	1,231	6.50%, 4/1/2032	80	92
5.06%, 12/1/2033(b)	366	391	6.50%, 8/1/2032	36	41
5.50%, 8/1/2017	70	74	6.50%, 11/1/2032	37	41
5.50%, 12/1/2017	74	79	6.50%, 11/1/2032	70	76
5.50%, 1/1/2018	179	189	6.50%, 12/1/2032	95	107
5.50%, 7/1/2019	79	86	6.50%, 2/1/2033	69	77
5.50%, 8/1/2019	45	49	6.50%, 7/1/2034	264	298
5.50%, 8/1/2019	130	137	6.50%, 7/1/2034	118	130
5.50%, 8/1/2019	20	22	6.50%, 2/1/2036	646	716
5.50%, 8/1/2019	38	40	6.50%, 9/1/2036	2,649	2,976
5.50%, 8/1/2019	24	26	6.50%, 12/1/2036	266	298
5.50%, 8/1/2019	20	21	6.50%, 7/1/2037	97	108
5.50%, 9/1/2019	112	121	6.50%, 7/1/2037	85	95
5.50%, 10/1/2019	38	41	6.50%, 10/1/2037	2,371	2,666
5.50%, 5/1/2024	92	100	6.50%, 2/1/2038	81	91
5.50%, 5/1/2033	44	49	6.50%, 2/1/2039	818	908
5.50%, 6/1/2033	196	214	7.00%, 1/1/2027	9	10
5.50%, 6/1/2033	234	258	7.00%, 11/1/2027	9	11

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
7.00%, 8/1/2028	$47	$54
7.00%, 12/1/2028	31	35	6.50%, 11/15/2038	$1,039	$1,172
7.00%, 4/1/2029	20	23	7.00%, 12/15/2027	14	16
			7.00%, 1/15/2028	3	3
7.00%, 10/1/2029	50	58	7.00%, 1/15/2028	3	3
7.00%, 5/1/2031	5	6	7.00%, 1/15/2028	7	8
7.00%, 11/1/2031	111	127
7.50%, 4/1/2022	2	3	7.00%, 1/15/2028	3	4
			7.00%, 1/15/2028	14	16
7.50%, 7/1/2027	2	3	7.00%, 3/15/2028	166	194
7.50%, 11/1/2029	28	30
7.50%, 5/1/2031	65	71	7.00%, 5/15/2028	61	71
			7.00%, 1/15/2029	21	24
8.00%, 5/1/2027	48	53	7.00%, 3/15/2029	9	11
8.00%, 9/1/2027	15	15
8.00%, 6/1/2030	5	6	7.00%, 5/15/2031	22	26
			7.00%, 6/20/2031	20	23
8.50%, 2/1/2023	1	1	7.00%, 9/15/2031	54	63
8.50%, 10/1/2027	38	39
9.00%, 9/1/2030	12	15	7.00%, 6/15/2032	248	289
			7.50%, 1/15/2023	1	1
		$120,445	7.50%, 1/15/2023	1	2
Government National Mortgage Association (GNMA) - 11.88%			7.50%, 1/15/2023	1	1
			7.50%, 2/15/2023	6	7
3.00%, 4/15/2027	1,716	1,779	7.50%, 2/15/2023	3	3
3.00%, 11/15/2042	1,973	1,955	7.50%, 3/15/2023	9	10
3.00%, 12/15/2042	3,950	3,915	7.50%, 3/15/2023	4	4
3.50%, 5/20/2027	1,528	1,606	7.50%, 4/15/2023	26	29
3.50%, 11/15/2041	3,089	3,175	7.50%, 6/15/2023	3	3
3.50%, 12/20/2041	2,482	2,551	7.50%, 6/15/2023	7	7
3.50%, 1/15/2043	2,358	2,429	7.50%, 7/15/2023	1	1
4.00%, 3/20/2040	2,644	2,785	7.50%, 9/15/2023	5	5
4.00%, 8/15/2041	2,207	2,328	7.50%, 9/15/2023	5	5
4.50%, 9/20/2039	1,789	1,909	7.50%, 10/15/2023	9	10
4.50%, 3/20/2040	2,256	2,431	7.50%, 11/15/2023	9	10
4.50%, 7/15/2040	7,512	8,116	8.00%, 7/15/2026	2	3
5.00%, 9/15/2033	17	19	8.00%, 8/15/2026	5	6
5.00%, 2/15/2034	1,007	1,098	8.00%, 1/15/2027	2	2
5.00%, 9/15/2039	167	184	8.00%, 2/15/2027	1	1
5.00%, 9/15/2039	4,143	4,486	8.00%, 6/15/2027	1	—
5.50%, 7/20/2033	461	513			$48,312
5.50%, 11/15/2033	109	120
5.50%, 2/20/2034	388	432	U.S. Treasury - 4.93%
5.50%, 3/20/2034	487	533	1.75%, 10/31/2018	3,600	3,651
5.50%, 5/20/2035	469	515	3.13%, 5/15/2021	4,500	4,832
5.50%, 11/15/2038	537	589	4.25%, 11/15/2040	2,900	3,335
5.50%, 1/15/2039	215	236	4.88%, 8/15/2016	3,000	3,384
5.50%, 1/15/2039	686	762	6.25%, 8/15/2023	3,600	4,831
5.50%, 3/15/2039	536	593			$20,033
6.00%, 6/20/2024	29	32	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 6/20/2024	104	116	OBLIGATIONS		$268,804
6.00%, 2/20/2026	7	7		Maturity
6.00%, 4/20/2026	17	18	REPURCHASE AGREEMENTS - 1.68%	Amount (000's) Value (000's)
6.00%, 5/20/2026	9	10
6.00%, 6/20/2026	12	14	Banks- 1.68%
6.00%, 6/20/2026	13	14	Investment in Joint Trading Account; Credit	$1,373	$1,373
6.00%, 7/20/2026	10	11	Suisse Repurchase Agreement; 0.09%
6.00%, 9/20/2026	11	12	dated 6/28/2013 maturing 7/1/2013
6.00%, 3/20/2027	26	29	(collateralized by US Government
6.00%, 1/20/2028	9	10	Securities; $1,400,427; 4.25% - 8.75%;
6.00%, 3/20/2028	7	8	dated 08/15/20 - 05/15/39)
6.00%, 6/20/2028	40	44	Investment in Joint Trading Account; Deutsche	549	549
6.00%, 7/20/2028	25	28	Bank Repurchase Agreement; 0.18% dated
6.00%, 2/20/2029	25	29	6/28/2013 maturing 7/1/2013
6.00%, 3/20/2029	50	56	(collateralized by US Government
6.00%, 7/20/2029	51	57	Securities; $560,171; 0.50% - 4.38%; dated
6.00%, 5/20/2032(b)	96	108	01/09/15 - 08/08/19)
6.00%, 7/20/2033	339	380	Investment in Joint Trading Account; JP	2,883	2,883
6.50%, 12/20/2025	17	19	Morgan Repurchase Agreement; 0.10%
6.50%, 1/20/2026	41	46	dated 6/28/2013 maturing 7/1/2013
6.50%, 2/20/2026	25	29	(collateralized by US Government
6.50%, 3/20/2031	30	35	Securities; $2,940,898; 0.00% - 10.35%;
6.50%, 4/20/2031	32	37	dated 08/03/13 - 06/29/32)
6.50%, 4/20/2034	62	71

See accompanying notes.			144

Schedule of Investments Government & High Quality Bond Account June 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$2,031	$2,031
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $2,071,114; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$6,836
TOTAL REPURCHASE AGREEMENTS		$6,836
Total Investments		$403,412
Other Assets in Excess of Liabilities, Net - 0.77%		$3,145
TOTAL NET ASSETS - 100.00%		$406,557

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $33,660 or 8.28% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2013.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $6,606 or 1.62% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	90.29%
Government	4.93%
Asset Backed Securities	2 .33%
Financial	1 .68%
Other Assets in Excess of Liabilities, Net	0 .77%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
SONICblue Inc (a),(b)	500,000	$—		Biotechnology (continued)
				Amgen Inc (continued)
Transportation - 0.00%				3.88%, 11/15/2021	$2,000	$2,058
Trailer Bridge Inc(a),(b)	1,186	—		Gilead Sciences Inc
				4.40%, 12/1/2021	1,000	1,074
TOTAL COMMON STOCKS		$—				$3,632
	Principal			Chemicals - 1.09%
BONDS- 71.43%	Amount (000's)	Value(000	's)	Airgas Inc
				1.65%, 2/15/2018	1,000	971
Aerospace & Defense - 0.41%				4.50%, 9/15/2014	2,000	2,086
Boeing Co/The
8.75%, 8/15/2021	$850	$1,148				$3,057
				Commercial Services - 1.92%
				Ceridian Corp
Airlines - 0.42%				11.25%, 11/15/2015 (c)	3,000	3,041
Southwest Airlines Co 1994-A Pass Through				ERAC USA Finance LLC
Trust				6.38%, 10/15/2017 (d)	1,000	1,161
9.15%, 7/1/2016	1,100	1,173		7.00%, 10/15/2037(d)	1,000	1,178
						$5,380
Automobile Floor Plan Asset Backed Securities - 1.42%
Ally Master Owner Trust				Computers - 0.58%
0.64%, 4/15/2018(c)	2,000	1,990		Apple Inc
Ford Credit Floorplan Master Owner Trust A				2.40%, 5/3/2023	1,750	1,623
0.57%, 1/15/2018(c)	1,000	999
Nissan Master Owner Trust Receivables				Diversified Financial Services - 4.12%
0.49%, 2/15/2018(c)	1,000	1,000		DVI Inc
		$3,989		0.00%, 2/1/2004(a),(b),(e)	900	63
				0.00%, 2/1/2004(a),(b),(e)	400	28
Banks- 9.80%
Bank of America Corp				Ford Motor Credit Co LLC
5.42%, 3/15/2017	800	857		3.98%, 6/15/2016	3,000	3,143
8.00%, 12/29/2049(c)	1,000	1,114		General Electric Capital Corp
				1.27%, 3/15/2023(c)	2,000	1,982
8.13%, 12/29/2049(c)	1,000	1,125
Citigroup Inc				4.65%, 10/17/2021	1,000	1,061
3.95%, 6/15/2016	2,000	2,108		5.30%, 2/11/2021	500	548
4.50%, 1/14/2022	1,000	1,042		International Lease Finance Corp
				8.75%, 3/15/2017(c)	1,500	1,670
Goldman Sachs Group Inc/The
3.63%, 2/7/2016	500	522		Jefferies Group LLC
5.38%, 3/15/2020	2,000	2,170		5.13%, 4/13/2018	750	784
ING Bank NV				6.25%, 1/15/2036	1,425	1,375
5.00%, 6/9/2021(d)	1,000	1,074		8.50%, 7/15/2019	750	904
JP Morgan Chase & Co						$11,558
5.13%, 9/15/2014	850	892		Electric - 7.89%
7.90%, 4/29/2049(c)	2,000	2,260		Exelon Generation Co LLC
Morgan Stanley				6.20%, 10/1/2017	2,000	2,286
4.75%, 4/1/2014	850	868		GenOn Americas Generation LLC
5.50%, 7/28/2021	1,000	1,068		8.50%, 10/1/2021	1,250	1,344
6.25%, 8/9/2026	850	932		GenOn Energy Inc
PNC Financial Services Group Inc/The				9.88%, 10/15/2020	750	825
6.75%, 7/29/2049(c)	2,000	2,170		LG&E and KU Energy LLC
SunTrust Bank/Atlanta GA				4.38%, 10/1/2021	1,000	1,042
2.75%, 5/1/2023	1,000	920		Metropolitan Edison Co
US Bancorp/MN				3.50%, 3/15/2023(d)	1,000	958
1.65%, 5/15/2017	3,000	2,991		Nisource Finance Corp
Wells Fargo & Co				5.25%, 9/15/2017	2,000	2,225
4.63%, 4/15/2014	1,900	1,962		Oncor Electric Delivery Co LLC
7.98%, 3/29/2049(c)	3,000	3,390		7.00%, 9/1/2022	2,000	2,483
		$27,465		PacifiCorp
Beverages - 1.52%				4.95%, 8/15/2014	775	808
Anheuser-Busch InBev Worldwide Inc				5.25%, 6/15/2035	850	927
2.50%, 7/15/2022	750	700		6.25%, 10/15/2037	500	608
7.75%, 1/15/2019	2,000	2,530		PPL Energy Supply LLC
Innovation Ventures LLC / Innovation				5.70%, 10/15/2035	2,000	2,148
Ventures Finance Corp				Solar Star Funding LLC
				5.38%, 6/30/2035(b),(d)	1,500	1,500
9.50%, 8/15/2019(d)	1,250	1,041
				Southwestern Electric Power Co
		$4,271		3.55%, 2/15/2022	1,000	977
Biotechnology - 1.30%				5.38%, 4/15/2015	1,275	1,363
Amgen Inc				TransAlta Corp
3.63%, 5/15/2022	500	500		4.50%, 11/15/2022	1,750	1,669

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Leisure Products & Services (continued)
Tucson Electric Power Co				Royal Caribbean Cruises Ltd
3.85%, 3/15/2023	$1,000	$970		6.88%, 12/1/2013	$850	$865
		$22,133		7.25%, 3/15/2018	1,000	1,125
				Seven Seas Cruises S de RL LLC
Entertainment - 0.09%				9.13%, 5/15/2019	1,000	1,060
Peninsula Gaming LLC / Peninsula Gaming						$4,736
Corp
8.38%, 2/15/2018(d)	250	260		Lodging - 0.74%
				Boyd Gaming Corp
Environmental Control - 1.67%				9.13%, 12/1/2018	2,000	2,085
ADS Waste Holdings Inc
8.25%, 10/1/2020(d)	1,500	1,530		Media- 2.34%
Republic Services Inc				Comcast Corp
3.55%, 6/1/2022	1,000	973		6.45%, 3/15/2037	2,000	2,391
5.00%, 3/1/2020	2,000	2,190		Historic TW Inc
		$4,693		9.15%, 2/1/2023	250	340
				News America Inc
Food- 0.57%				6.40%, 12/15/2035	1,000	1,117
Ingredion Inc				8.00%, 10/17/2016	1,000	1,202
4.63%, 11/1/2020	1,500	1,587		Time Warner Cable Inc
				6.55%, 5/1/2037	1,500	1,502
Forest Products & Paper - 0.74%						$6,552
Plum Creek Timberlands LP
4.70%, 3/15/2021	2,000	2,069		Mining - 0.65%
				Xstrata Canada Corp
				6.00%, 10/15/2015	1,675	1,824
Gas- 0.62%
Sempra Energy
6.15%, 6/15/2018	1,500	1,752		Oil & Gas - 5.34%
				BG Energy Capital PLC
				4.00%, 10/15/2021(d)	2,000	2,079
Healthcare - Services - 2.26%				BP Capital Markets PLC
Alliance HealthCare Services Inc				3.25%, 5/6/2022	1,000	970
8.00%, 12/1/2016	3,000	3,023		4.75%, 3/10/2019	2,000	2,221
HCA Inc				Nabors Industries Inc
7.50%, 11/6/2033	250	258		5.00%, 9/15/2020	1,000	1,019
HealthSouth Corp				Petro-Canada
7.25%, 10/1/2018	238	254		4.00%, 7/15/2013	850	851
7.75%, 9/15/2022	904	963		9.25%, 10/15/2021	1,075	1,449
MultiPlan Inc				Phillips 66
9.88%, 9/1/2018(d)	1,000	1,087		4.30%, 4/1/2022	1,000	1,033
Vantage Oncology LLC / Vantage Oncology				Rowan Cos Inc
Finance Co				4.88%, 6/1/2022	750	774
9.50%, 6/15/2017(d)	750	742		5.00%, 9/1/2017	2,000	2,162
		$6,327		W&T Offshore Inc
				8.50%, 6/15/2019	1,000	1,033
Insurance - 3.39%				XTO Energy Inc
Aspen Insurance Holdings Ltd				6.75%, 8/1/2037	1,000	1,371
6.00%, 8/15/2014	1,425	1,494				$14,962
Farmers Insurance Exchange
6.00%, 8/1/2014(d)	850	888		Oil & Gas Services - 1.81%
Fidelity National Financial Inc				Exterran Partners LP / EXLP Finance Corp
6.60%, 5/15/2017	2,500	2,771		6.00%, 4/1/2021(d)	2,000	1,970
First American Financial Corp				Schlumberger Investment SA
4.30%, 2/1/2023	2,000	1,924		3.30%, 9/14/2021(d)	1,000	1,005
Prudential Financial Inc				Weatherford International Ltd/Bermuda
7.38%, 6/15/2019	1,000	1,222		5.13%, 9/15/2020	2,000	2,096
8.88%, 6/15/2068(c)	1,000	1,208				$5,071
		$9,507		Other Asset Backed Securities - 0.71%
Iron & Steel - 1.47%				PFS Financing Corp
Allegheny Technologies Inc				0.64%, 4/17/2017(c),(d)	1,000	997
5.95%, 1/15/2021	2,000	2,125		0.74%, 2/15/2018(c),(d)	1,000	996
ArcelorMittal						$1,993
6.00%, 3/1/2021(c)	2,000	1,990
		$4,115		Packaging & Containers - 0.34%
				Sealed Air Corp
Leisure Products & Services - 1.69%				6.88%, 7/15/2033(d)	1,000	950
Carnival Corp
7.20%, 10/1/2023	1,475	1,686

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Pharmaceuticals - 0.33%			Trucking & Leasing - 1.12%
AbbVie Inc			Penske Truck Leasing Co Lp / PTL Finance
2.90%, 11/6/2022(d)	$1,000	$935	Corp
			3.75%, 5/11/2017(d)	$3,000	$3,139
Pipelines - 2.27%
ANR Pipeline Co			TOTAL BONDS		$200,284
9.63%, 11/1/2021	1,000	1,417		Principal
El Paso Natural Gas Co LLC			CONVERTIBLE BONDS - 1.20%	Amount (000's)	Value(000	's)
7.50%, 11/15/2026	2,100	2,521	Automobile Parts & Equipment - 0.87%
Express Pipeline LP			Meritor Inc
7.39%, 12/31/2019(d)	1,200	1,310	7.88%, 3/1/2026(d)	2,000	2,431
Southern Natural Gas Co LLC
8.00%, 3/1/2032	850	1,127
		$6,375	Pharmaceuticals - 0.33%
			Omnicare Inc
Real Estate - 0.84%			3.25%, 12/15/2035	894	921
WEA Finance LLC / WT Finance Aust Pty
Ltd			TOTAL CONVERTIBLE BONDS		$3,352
6.75%, 9/2/2019(d)	2,000	2,362	SENIOR FLOATING RATE INTERESTS -	Principal
			1.02%	Amount (000's)	Value(000	's)
REITS- 9.07%			Entertainment - 0.39%
Alexandria Real Estate Equities Inc			CCM Merger Inc, Term Loan
4.60%, 4/1/2022	1,250	1,274	5.00%, 2/1/2017(c)	$1,079	$1,083
Arden Realty LP
5.25%, 3/1/2015	1,000	1,062
BioMed Realty LP			Transportation - 0.63%
3.85%, 4/15/2016	1,000	1,049	Trailer Bridge Inc, Term Loan
			10.00%, 4/2/2016(b),(c),(e)	1,775	1,775
4.25%, 7/15/2022	1,000	983
6.13%, 4/15/2020	1,000	1,119
CubeSmart LP			TOTAL SENIOR FLOATING RATE INTERESTS		$2,858
4.80%, 7/15/2022	1,750	1,816	U.S. GOVERNMENT & GOVERNMENT	Principal
Duke Realty LP			AGENCY OBLIGATIONS - 22.62%	Amount (000's)	Value(000	's)
8.25%, 8/15/2019	2,000	2,492	Federal Home Loan Mortgage Corporation (FHLMC) -
HCP Inc			7.42%
3.75%, 2/1/2019	1,000	1,026	3.00%, 10/1/2042	$1,953	$1,906
6.00%, 3/1/2015	1,675	1,803	3.00%, 10/1/2042	961	939
Health Care REIT Inc			3.00%, 11/1/2042	971	948
6.13%, 4/15/2020	1,000	1,136	3.00%, 12/1/2042	438	428
6.20%, 6/1/2016	1,675	1,881	3.50%, 10/1/2041	1,305	1,323
Healthcare Realty Trust Inc			3.50%, 4/1/2042	2,580	2,617
6.50%, 1/17/2017	2,000	2,236	3.50%, 4/1/2042	1,744	1,769
Hospitality Properties Trust			4.50%, 8/1/2033	574	606
5.00%, 8/15/2022	750	748	4.50%, 5/1/2039	1,155	1,216
Kimco Realty Corp			4.50%, 6/1/2039	606	655
6.88%, 10/1/2019	2,000	2,418	4.50%, 7/1/2039	1,882	2,031
Simon Property Group LP			5.00%, 8/1/2019	456	485
10.35%, 4/1/2019	2,000	2,770	5.00%, 8/1/2035	1,688	1,825
Ventas Realty LP / Ventas Capital Corp			5.00%, 11/1/2035	543	581
3.25%, 8/15/2022	1,750	1,625	5.00%, 10/1/2038	1,404	1,483
		$25,438	5.50%, 11/1/2017	84	89
			5.50%, 1/1/2018	44	47
Savings & Loans - 0.62%			5.50%, 5/1/2031	58	63
First Niagara Financial Group Inc			5.50%, 6/1/2035	259	280
6.75%, 3/19/2020	500	579	5.50%, 1/1/2036	457	498
7.25%, 12/15/2021	1,000	1,150	5.50%, 4/1/2036	240	262
		$1,729	6.00%, 3/1/2031	37	41
Telecommunications - 1.66%			6.00%, 5/1/2032	95	106
Corning Inc			6.00%, 6/1/2038	458	503
4.75%, 3/15/2042	750	721	6.50%, 6/1/2029	29	32
6.63%, 5/15/2019	500	601	6.50%, 8/1/2029	24	27
Qwest Corp			7.00%, 1/1/2032	36	42
6.75%, 12/1/2021	3,000	3,339	9.00%, 1/1/2025	6	7
		$4,661			$20,809
Transportation - 0.62%			Federal National Mortgage Association (FNMA) - 12.06%
Trailer Bridge Inc			3.00%, 3/1/2042	1,697	1,660
0.00%, 11/15/2015(a),(b)	2,000	—	3.00%, 3/1/2042	1,725	1,688
13.28%, 3/31/2017 (b),(c),(e)	1,786	1,733	3.00%, 5/1/2042	910	891
		$1,733	3.00%, 6/1/2042	870	851
			3.00%, 6/1/2042	1,735	1,697

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Banks (continued)
3.00%, 8/1/2042	$889	$870		Investment in Joint Trading Account; Merrill	$1,314	$1,314
3.50%, 12/1/2040	1,559	1,585		Lynch Repurchase Agreement; 0.08%
3.50%, 12/1/2041	579	588		dated 6/28/2013 maturing 7/1/2013
3.50%, 3/1/2042	904	919		(collateralized by US Government
3.50%, 4/1/2042	1,626	1,653		Securities; $1,340,780; 0.00% - 0.25%;
4.00%, 3/1/2039	1,351	1,408		dated 07/05/13 - 04/15/16)
4.00%, 8/1/2040	1,190	1,240				$4,425
4.00%, 9/1/2040	2,431	2,547		TOTAL REPURCHASE AGREEMENTS		$4,425
4.00%, 11/1/2040	1,220	1,271		Total Investments		$274,357
4.00%, 10/1/2041	1,167	1,218		Other Assets in Excess of Liabilities, Net - 2.15%		$6,035
4.00%, 10/1/2041	1,439	1,501		TOTAL NET ASSETS - 100.00%		$280,392
4.00%, 11/1/2041	1,676	1,748
4.00%, 4/1/2042	913	952
4.50%, 6/1/2039	645	682		(a) Non-Income Producing Security
4.50%, 8/1/2039	544	588		(b)	Fair value of these investments is determined in good faith by the
4.50%, 5/1/2040	1,884	2,019		Manager under procedures established and periodically reviewed by the
5.00%, 1/1/2018	124	132		Board of Directors. At the end of the period, the fair value of these
5.00%, 8/1/2035	952	1,025		securities totaled $5,099 or 1.82% of net assets.
5.00%, 4/1/2039	447	481		(c) Variable Rate. Rate shown is in effect at June 30, 2013.
5.00%, 12/1/2039	509	561		(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 4/1/2040	1,236	1,360		1933. These securities may be resold in transactions exempt from
5.00%, 6/1/2040	994	1,096		registration, normally to qualified institutional buyers. Unless otherwise
5.50%, 3/1/2033	92	101		indicated, these securities are not considered illiquid. At the end of the
5.50%, 6/1/2033	344	379		period, the value of these securities totaled $29,593 or 10.55% of net
5.50%, 2/1/2035	775	854		assets.
6.00%, 4/1/2032	70	78		(e) Security is Illiquid
6.50%, 5/1/2031	6	6
6.50%, 4/1/2032	92	106
6.50%, 5/1/2032	56	62
7.00%, 1/1/2030	2	3		Portfolio Summary (unaudited)
		$33,820		Sector		Percent
				Financial		29 .42%
Government National Mortgage Association (GNMA) - 0.06%				Mortgage Securities		19.54%

6.00%, 5/20/2032(c)	82	92		Energy		9.42%
7.00%, 6/20/2031	72	85		Utilities		8 .51%
				Consumer, Non-cyclical		8 .23%
9.00%, 2/15/2025	4	4		Industrial		4 .79%
		$181		Consumer, Cyclical		4 .20%
U.S. Treasury - 3.08%				Communications		4.00%
2.63%, 11/15/2020	1,000	1,042		Basic Materials		3.95%
2.75%, 2/15/2019	2,000	2,129		Government		3.08%
3.13%, 5/15/2019	2,000	2,170		Asset Backed Securities		2 .13%
3.63%, 2/15/2020	2,000	2,231		Technology		0 .58%
3.75%, 8/15/2041	1,000	1,056		Other Assets in Excess of Liabilities, Net		2.15%
		$8,628		TOTAL NET ASSETS		100.00%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$63,438
	Maturity
REPURCHASE AGREEMENTS - 1.58%	Amount (000's)	Value(000	's)

Banks- 1.58%
Investment in Joint Trading Account; Credit	$889	$889
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $906,596; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	356	356
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $362,639; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	1,867	1,866
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $1,903,852; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2013 (unaudited)

COMMON STOCKS - 94.82%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.32%			Computers - 0.57%
ITC Ltd	208,727	$1,136	Chicony Electronics Co Ltd	241,000		$627
Souza Cruz SA	51,900	641	Innolux Corp (a)	284,000		140
		$1,777				$767
Apparel - 0.38%			Diversified Financial Services - 5.17%
Eclat Textile Co Ltd (a)	35,000	257	Fubon Financial Holding Co Ltd	754,000		1,024
Grendene SA	26,900	248	Hana Financial Group Inc	35,700		1,033
		$505	Indiabulls Housing Finance Ltd (a),(b),(c)	182,138		813
			KB Financial Group Inc	44,670		1,325
Automobile Manufacturers - 3.41%			Mega Financial Holding Co Ltd	1,227,000		927
Great Wall Motor Co Ltd	340,000	1,455	Rural Electrification Corp Ltd	93,160		314
Hyundai Motor Co	6,994	1,372	SinoPac Financial Holdings Co Ltd	3,170,282		1,499
Kia Motors Corp	15,577	841				$6,935
Maruti Suzuki India Ltd (b)	12,258	316
UMW Holdings Bhd	126,700	584	Electric - 2.06%
		$4,568	China Resources Power Holdings Co Ltd	66,000		158
			Huaneng Power International Inc	670,000		662
Automobile Parts & Equipment - 2.19%			NTPC Ltd	133,063		321
Cheng Shin Rubber Industry Co Ltd	269,000	845	Tenaga Nasional BHD	618,400		1,623
Halla Visteon Climate Control Corp	12,280	388				$2,764
Hyundai Mobis	4,950	1,178
Xinyi Glass Holdings Ltd	676,000	524	Electrical Components & Equipment - 1.45%
		$2,935	Delta Electronics Inc	238,000		1,081
			LG Electronics Inc	13,530		860
Banks - 14.17%						$1,941
AMMB Holdings Bhd	358,500	831
Banco de Chile	808,879	117	Electronics - 2.24%
Banco do Brasil SA	96,100	951	AAC Technologies Holdings Inc	85,500		480
Bangkok Bank PCL	104,500	696	Hon Hai Precision Industry Co Ltd	113,710		278
Bank Mandiri Persero Tbk PT	453,789	409	Jahwa Electronics Co Ltd	5,530		107
Bank of China Ltd	3,645,800	1,494	Kinsus Interconnect Technology Corp (a)	144,000		544
Bank Rakyat Indonesia Persero Tbk PT	688,295	534	Pegatron Corp (a)	314,000		515
China Construction Bank Corp	3,297,902	2,318	Phison Electronics Corp	87,000		712
Chongqing Rural Commercial Bank	1,105,000	464	TPK Holding Co Ltd	23,000		366
CIMB Group Holdings Bhd	189,100	493				$3,002
Credicorp Ltd	8,501	1,088
FirstRand Ltd	427,036	1,250	Engineering & Construction - 1.22%
Grupo Financiero Banorte SAB de CV	145,200	867	China Railway Construction Corp Ltd	978,345		846
ICICI Bank Ltd ADR	47,374	1,812	Daelim Industrial Co Ltd	10,535		794
Industrial & Commercial Bank of China Ltd	1,637,210	1,026				$1,640
Krung Thai Bank PCL (b)	926,500	602	Food - 3.04%
Malayan Banking Bhd	295,300	969	Cia Brasileira de Distribuicao Grupo Pao de	16,416		746
Sberbank of Russia (b)	558,559	1,562	Acucar ADR
Turkiye Halk Bankasi AS	47,196	400	Cosan SA Industria e Comercio	23,179		447
Turkiye Is Bankasi	197,098	582	Eurocash SA	18,761		331
Yes Bank Ltd (b)	70,778	550	JBS SA	242,306		696
		$19,015	Magnit OJSC	18,940		1,081
Beverages - 2.47%			Uni-President Enterprises Corp	388,000		754
			Vigor Alimentos SA (c)	6,314		19
Arca Continental SAB de CV	97,900	750
Cia de Bebidas das Americas ADR	35,684	1,333				$4,074
Fomento Economico Mexicano SAB de CV	6,793	701	Forest Products & Paper - 0.52%
ADR			Mondi PLC	55,702		693
Thai Beverage PCL	1,141,000	531
		$3,315
			Gas - 1.21%
Building Materials - 0.54%			ENN Energy Holdings Ltd	94,000		498
Anhui Conch Cement Co Ltd	146,000	393	Perusahaan Gas Negara Persero Tbk PT	1,953,000		1,129
Semen Indonesia Persero Tbk PT	197,000	338				$1,627
		$731
			Healthcare - Services - 0.10%
Chemicals - 2.39%			Mediclinic International Ltd	18,992		132
LG Chem Ltd	2,508	552
PTT Global Chemical PCL (b)	468,300	1,034
Sasol Ltd	37,193	1,619	Holding Companies - Diversified - 1.34%
		$3,205	Alfa SAB de CV	288,738		694
			KOC Holding AS	229,048		1,098
Commercial Services - 2.33%						$1,792
CCR SA	74,500	593
Kroton Educacional SA	96,900	1,342	Home Furnishings - 1.19%
OHL Mexico SAB de CV (a)	360,300	856	LG Corp	15,273		845
WuXi PharmaTech Cayman Inc ADR(a)	15,947	335	Skyworth Digital Holdings Ltd	818,000		411
		$3,126

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Home Furnishings (continued)			REITS- 0.64%
TCL Multimedia Technology Holdings Ltd	584,000	$342	Fibra Uno Administracion SA de CV	254,254		$854
		$1,598
Insurance - 3.97%			Retail - 0.78%
BB Seguridade Participacoes SA (a)	67,678	532	Lotte Shopping Co Ltd	1,411		437
Cathay Financial Holding Co Ltd	969,000	1,317	Woolworths Holdings Ltd/South Africa	93,140		607
Liberty Holdings Ltd	24,666	299				$1,044
MMI Holdings Ltd/South Africa	148,413	333
Ping An Insurance Group Co of China Ltd	95,000	634	Semiconductors - 10.24%
Porto Seguro SA	28,000	303	Chipbond Technology Corp	335,000		815
			Elan Microelectronics Corp	270,000		602
Powszechny Zaklad Ubezpieczen SA	8,098	998	MediaTek Inc	53,000		611
Sanlam Ltd	196,479	913	Novatek Microelectronics Corp	182,000		877
		$5,329	Samsung Electronics Co Ltd	5,043		5,894
Internet - 1.46%			Semiconductor Manufacturing International	3,059,000		225
Tencent Holdings Ltd	50,300	1,964	Corp (a)
			SK Hynix Inc (a)	25,810		701
			Taiwan Semiconductor Manufacturing Co Ltd	1,109,164		4,015
Iron & Steel - 1.13%						$13,740
Hyundai Steel Co	4,774	267
Kumba Iron Ore Ltd	13,127	613	Software - 1.10%
POSCO ADR	9,686	630	HCL Technologies Ltd	72,315		941
		$1,510	Tech Mahindra Ltd	29,592		528
Leisure Products & Services - 0.46%						$1,469
Merida Industry Co Ltd	104,650	618	Telecommunications - 10.60%
			Advanced Info Service PCL (b)	110,200		996
			America Movil SAB de CV ADR	70,479		1,533
Media - 1.15%			China Mobile Ltd	257,959		2,672
Grupo Televisa SAB ADR	28,364	705	China Telecom Corp Ltd	1,914,000		913
Naspers Ltd	11,330	836	China Wireless Technologies Ltd	840,000		316
		$1,541	ENTEL Chile SA	7,504		126
Mining - 1.29%			Far EasTone Telecommunications Co Ltd	143,000		383
AngloGold Ashanti Ltd	1,551	22	Idea Cellular Ltd (a)	191,638		456
Grupo Mexico SAB de CV	167,700	485	MegaFon OAO	22,039		690
MMC Norilsk Nickel OJSC ADR	30,081	434	MTN Group Ltd	48,333		899
Southern Copper Corp	13,672	378	Partron Co Ltd	34,098		552
Sterlite Industries India Ltd ADR	71,399	417	SK Telecom Co Ltd	6,817		1,254
		$1,736	Taiwan Mobile Co Ltd	309,000		1,217
			Telekomunikasi Indonesia Persero Tbk PT	964,000		1,074
Miscellaneous Manufacturing - 0.09%			VimpelCom Ltd ADR	62,732		631
Sunny Optical Technology Group Co Ltd	101,000	121	Vodacom Group Ltd	48,015		509
						$14,221
Oil & Gas - 10.03%			Water- 0.21%
China Petroleum & Chemical Corp	1,022,400	715	Cia de Saneamento Basico do Estado de Sao	27,868		288
CNOOC Ltd	1,033,000	1,730	Paulo
Gazprom OAO ADR	110,059	724
Lukoil OAO ADR	22,814	1,310	TOTAL COMMON STOCKS			$127,205
NovaTek OAO	6,904	824
Oil & Natural Gas Corp Ltd	65,003	360	PREFERRED STOCKS - 3.16%	Shares Held	Value	(000	's)
PetroChina Co Ltd	812,877	881	Banks- 1.52%
Petroleo Brasileiro SA ADR	110,990	1,490	Banco Bradesco SA	44,980		581
Polski Koncern Naftowy Orlen S.A. (a)	39,462	553	Itau Unibanco Holding SA	112,750		1,456
Reliance Industries Ltd	114,528	1,655				$2,037
Rosneft OAO	64,171	439
SK Holdings Co Ltd	5,718	846	Iron & Steel - 1.04%
SK Innovation Co Ltd	3,283	387	Vale SA	115,354		1,398
Tatneft OAO ADR	25,450	925
Thai Oil PCL (b)	304,700	614	Telecommunications - 0.60%
		$13,453	Telefonica Brasil SA	35,700		807
Pharmaceuticals - 0.65%
Sun Pharmaceutical Industries Ltd	51,276	871	TOTAL PREFERRED STOCKS			$4,242
				Maturity
			REPURCHASE AGREEMENTS - 0.34%	Amount (000's)	Value	(000	's)
Pipelines - 0.27%
China Gas Holdings Ltd	360,000	366	Banks- 0.34%
			Investment in Joint Trading Account; Credit	$93		$93
			Suisse Repurchase Agreement; 0.09%
Real Estate - 1.44%			dated 6/28/2013 maturing 7/1/2013
Country Garden Holdings Co Ltd	1,547,000	804	(collateralized by US Government
Shimao Property Holdings Ltd	576,500	1,134	Securities; $94,407; 4.25% - 8.75%; dated
		$1,938	08/15/20 - 05/15/39)

See accompanying notes.

Schedule of Investments International Emerging Markets Account June 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	37	$37
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $37,762; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	194	194
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $198,255; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	137	137
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $139,621; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$461
TOTAL REPURCHASE AGREEMENTS		$461
Total Investments		$131,908
Other Assets in Excess of Liabilities, Net - 1.68%		$2,248
TOTAL NET ASSETS - 100.00%		$134,156

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $6,487 or 4.84% of net assets.
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Country	Percent
Korea, Republic Of	15 .10%
Taiwan, Province Of China	14.93%
China	13 .88%
Brazil	10 .34%
India	7 .82%
South Africa	5.99%
Russian Federation	5 .96%
Mexico	5 .56%
Hong Kong	3 .90%
Malaysia	3 .36%
Thailand	3 .34%
Indonesia	2 .59%
Turkey	1.55%
Poland	1.40%
Peru	0.81%
United States	0 .62%
United Kingdom	0.52%
Netherlands	0 .47%
Chile	0 .18%
Other Assets in Excess of Liabilities, Net	1 .68%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS - 97.05%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.08%				Beverages - 2.29%
Interpublic Group of Cos Inc/The	4,745	$69		Beam Inc	560		$35
Omnicom Group Inc	937	59		Coca-Cola Co/The	16,316		654
		$128		Coca-Cola Enterprises Inc	4,118		145
				Constellation Brands Inc (a)	517		27
Aerospace & Defense - 1.47%				Dr Pepper Snapple Group Inc	694		32
Boeing Co/The	5,621	576		Green Mountain Coffee Roasters Inc (a)	600		45
General Dynamics Corp	791	62		Molson Coors Brewing Co	537		26
L-3 Communications Holdings Inc	314	27		Monster Beverage Corp (a)	1,300		79
Lockheed Martin Corp	637	69		PepsiCo Inc	31,825		2,603
Northrop Grumman Corp	555	46					$3,646
Orbital Sciences Corp (a)	57,410	997
Raytheon Co	752	50		Biotechnology - 1.84%
Rockwell Collins Inc	501	32		Alexion Pharmaceuticals Inc (a)	800		74
United Technologies Corp	5,109	474		Amgen Inc	18,216		1,797
		$2,333		Biogen Idec Inc (a)	1,351		291
				Celgene Corp (a)	1,866		218
Agriculture - 1.98%				Gilead Sciences Inc (a)	8,810		451
Altria Group Inc	5,947	208		Life Technologies Corp (a)	618		46
Archer-Daniels-Midland Co	4,268	145		Regeneron Pharmaceuticals Inc (a)	200		45
Lorillard Inc	1,294	57					$2,922
Philip Morris International Inc	30,979	2,683
Reynolds American Inc	1,156	56		Building Materials - 0.47%
		$3,149		Eagle Materials Inc	9,210		610
				Martin Marietta Materials Inc	800		79
Airlines - 0.07%				Vulcan Materials Co	1,354		66
Southwest Airlines Co	2,625	34					$755
United Continental Holdings Inc (a)	2,500	78
		$112		Chemicals - 2.38%
				Air Products & Chemicals Inc	1,124		103
Apparel - 0.28%				Airgas Inc	438		42
Coach Inc	982	56		Celanese Corp	1,700		76
Nike Inc	3,783	241		CF Industries Holdings Inc	208		36
Ralph Lauren Corp	515	89		Dow Chemical Co/The	4,515		146
VF Corp	309	60		Eastman Chemical Co	539		38
		$446		Ecolab Inc	16,464		1,403
Automobile Manufacturers - 0.96%				EI du Pont de Nemours & Co	2,140		112
Ford Motor Co	39,685	614		FMC Corp	484		30
General Motors Co (a)	5,400	180		International Flavors & Fragrances Inc	272		20
Honda Motor Co Ltd ADR	19,640	731		LyondellBasell Industries NV	12,790		847
		$1,525		Monsanto Co	3,027		299
				Mosaic Co/The	967		52
Automobile Parts & Equipment - 0.25%				Potash Corp of Saskatchewan Inc	1,500		57
BorgWarner Inc (a)	417	36		PPG Industries Inc	836		122
Delphi Automotive PLC	3,138	159		Praxair Inc	2,003		230
Goodyear Tire & Rubber Co/The (a)	861	13		Sherwin-Williams Co/The	800		141
Johnson Controls Inc	3,384	122		Sigma-Aldrich Corp	418		34
TRW Automotive Holdings Corp (a)	1,000	66					$3,788
		$396
				Commercial Services - 1.05%
Banks - 7.90%				ADT Corp/The	1,271		51
Bank of America Corp	40,392	520		Apollo Group Inc (a)	334		6
Bank of New York Mellon Corp/The	2,366	66		Automatic Data Processing Inc	13,308		917
BB&T Corp	1,426	48		Equifax Inc	415		24
Capital One Financial Corp	4,777	300		H&R Block Inc	943		26
Citigroup Inc	66,953	3,212		Iron Mountain Inc	1,900		51
Fifth Third Bancorp	2,988	54		Mastercard Inc	655		376
Goldman Sachs Group Inc/The	892	135		McGraw Hill Financial Inc	1,458		78
Huntington Bancshares Inc/OH	2,946	23		Moody's Corp	682		41
JP Morgan Chase & Co	57,217	3,021		Quanta Services Inc (a)	600		16
KeyCorp	3,152	35		Robert Half International Inc	1,392		46
M&T Bank Corp	424	47		Western Union Co/The	1,941		33
Morgan Stanley	9,970	244					$1,665
Northern Trust Corp	2,500	145
PNC Financial Services Group Inc/The	2,589	189		Computers - 5.35%
Regions Financial Corp	4,969	47		Accenture PLC - Class A	3,314		239
State Street Corp	4,864	317		Apple Inc	9,282		3,676
SunTrust Banks Inc	1,902	60		Cognizant Technology Solutions Corp (a)	2,034		127
US Bancorp/MN	12,318	445		Computer Sciences Corp	536		23
Wells Fargo & Co	87,209	3,599		Dell Inc	15,990		214
Zions Bancorporation	1,700	49		EMC Corp/MA	4,777		113
		$12,556		Hewlett-Packard Co	4,433		110
				International Business Machines Corp	10,463		2,000

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment - 0.14%
NetApp Inc	26,784	$1,011		Emerson Electric Co	1,720		$94
SanDisk Corp (a)	14,790	904		Energizer Holdings Inc	900		90
Seagate Technology PLC	1,090	49		Hubbell Inc	400		40
Western Digital Corp	758	47					$224
		$8,513		Electronics - 2.86%
Consumer Products - 0.09%				Agilent Technologies Inc	3,412		146
Avery Dennison Corp	368	16		FLIR Systems Inc	522		14
Clorox Co/The	458	38		Honeywell International Inc	26,188		2,078
Kimberly-Clark Corp	922	89		Jabil Circuit Inc	639		13
		$143		PerkinElmer Inc	397		13
				TE Connectivity Ltd	954		43
Cosmetics & Personal Care - 0.98%				Thermo Fisher Scientific Inc	16,434		1,391
Avon Products Inc	7,500	158		Tyco International Ltd	24,844		819
Colgate-Palmolive Co	3,479	199		Waters Corp (a)	300		30
Procter & Gamble Co/The	15,703	1,209					$4,547
		$1,566
				Engineering & Construction - 0.04%
Distribution & Wholesale - 0.17%				Fluor Corp	588		35
Fastenal Co	1,000	46		Jacobs Engineering Group Inc (a)	445		24
Fossil Group Inc (a)	686	71
				McDermott International Inc (a)	1,200		10
Genuine Parts Co	547	43					$69
WW Grainger Inc	409	103
		$263		Entertainment - 0.01%
				International Game Technology	948		16
Diversified Financial Services - 2.62%
American Express Co	18,297	1,368
Ameriprise Financial Inc	2,312	187		Environmental Control - 0.08%
BlackRock Inc	320	82		Republic Services Inc	1,039		35
Charles Schwab Corp/The	55,992	1,189		Stericycle Inc (a)	800		89
CME Group Inc/IL	1,400	106					$124
Discover Financial Services	2,062	98
E*Trade Financial Corp (a)	2,300	29		Food - 3.02%
Franklin Resources Inc	752	102		Campbell Soup Co	627		28
IntercontinentalExchange Inc (a)	400	71		Danone SA ADR	62,540		938
				General Mills Inc	5,439		264
Invesco Ltd	6,804	217		Hershey Co/The	524		47
NASDAQ OMX Group Inc/The	411	14
T Rowe Price Group Inc	660	48		Hormel Foods Corp	469		18
				JM Smucker Co/The	386		40
TD Ameritrade Holding Corp	2,300	56		Kellogg Co	9,870		634
Visa Inc	3,246	593		Kraft Foods Group Inc	1,408		79
		$4,160		Kroger Co/The	5,869		202
Electric - 1.34%				McCormick & Co Inc/MD	30,714		2,161
AES Corp/VA	17,603	211		Mondelez International Inc	5,919		168
Ameren Corp	827	29		Safeway Inc	833		20
American Electric Power Co Inc	3,638	163		Sysco Corp	1,194		41
Calpine Corp (a)	2,700	57		Tyson Foods Inc	1,002		26
CMS Energy Corp	2,435	66		Whole Foods Market Inc	2,500		129
Consolidated Edison Inc	1,024	60					$4,795
Dominion Resources Inc/VA	1,851	105
DTE Energy Co	613	41		Forest Products & Paper - 0.84%
Duke Energy Corp	1,619	109		International Paper Co	29,989		1,329
Edison International	1,145	55
Entergy Corp	2,926	204		Gas - 0.99%
Exelon Corp	3,619	112		CenterPoint Energy Inc	5,259		123
FirstEnergy Corp	1,401	52		Sempra Energy	17,830		1,458
Integrys Energy Group Inc	267	16					$1,581
NextEra Energy Inc	994	81
Northeast Utilities	1,099	46		Hand & Machine Tools - 0.29%
NRG Energy Inc	6,032	161		Kennametal Inc	10,320		401
PG&E Corp	4,107	188		Snap-on Inc	202		18
Pinnacle West Capital Corp	378	21		Stanley Black & Decker Inc	600		46
PPL Corp	2,039	62					$465
Public Service Enterprise Group Inc	1,787	58		Healthcare - Products - 1.37%
SCANA Corp	470	23		Baxter International Inc	3,074		213
Southern Co/The	1,997	88		Becton Dickinson and Co	857		85
TECO Energy Inc	2,496	43		Boston Scientific Corp (a)	8,900		83
Wisconsin Energy Corp	813	33		CareFusion Corp (a)	791		29
Xcel Energy Inc	1,722	49		Covidien PLC	16,930		1,064
		$2,133		CR Bard Inc	400		43
				DENTSPLY International Inc	2,598		106
				Edwards Lifesciences Corp (a)	811		55

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Internet (continued)
Intuitive Surgical Inc (a)	182	$93		Yahoo! Inc (a)	1,977		$50
Medtronic Inc	2,359	121					$7,516
Patterson Cos Inc	299	11
St Jude Medical Inc	966	44		Iron & Steel - 0.05%
Stryker Corp	2,464	159		Cliffs Natural Resources Inc	1,008		16
Varian Medical Systems Inc (a)	390	26		Nucor Corp	1,600		70
Zimmer Holdings Inc	603	45					$86
		$2,177		Leisure Products & Services - 0.82%
Healthcare - Services - 0.52%				Carnival Corp	3,800		130
Aetna Inc	3,177	202		Harley-Davidson Inc	21,441		1,176
Cigna Corp	663	48					$1,306
HCA Holdings Inc	1,100	40		Lodging - 0.72%
Humana Inc	200	17		Las Vegas Sands Corp	2,100		111
Quest Diagnostics Inc	1,342	81		Marriott International Inc/DE	889		36
UnitedHealth Group Inc	5,790	379		Starwood Hotels & Resorts Worldwide Inc	15,273		965
WellPoint Inc	801	65		Wyndham Worldwide Corp	501		29
		$832					$1,141
Holding Companies - Diversified - 0.02%				Machinery - Construction & Mining - 0.75%
Leucadia National Corp	1,026	27		Caterpillar Inc	14,251		1,176
				Joy Global Inc	377		18
Home Builders - 1.08%							$1,194
Lennar Corp	12,610	455
Pulte Group Inc (a)	1,193	23		Machinery - Diversified - 0.70%
Toll Brothers Inc (a)	37,770	1,232		Cummins Inc	2,320		251
				Deere & Co	1,911		155
		$1,710		Flowserve Corp	11,277		609
Home Furnishings - 0.04%				Rockwell Automation Inc	480		40
Harman International Industries Inc	700	38		Roper Industries Inc	345		43
Whirlpool Corp	268	31		Xylem Inc/NY	653		18
		$69					$1,116
Housewares - 0.02%				Media - 3.57%
Newell Rubbermaid Inc	989	26		CBS Corp	1,363		67
				Comcast Corp - Class A	10,928		458
				DIRECTV (a)	2,017		124
Insurance - 4.06%				Discovery Communications Inc - A Shares (a)	551		43
ACE Ltd	864	77		Discovery Communications Inc - C Shares (a)	1,150		80
Aflac Inc	1,192	69		Gannett Co Inc	822		20
Allstate Corp/The	6,684	322		News Corp	3,000		87
American International Group Inc (a)	3,009	134		News Corp - Class A	9,549		312
Aon PLC	794	51		News Corp - Class B	53,760		1,764
Assurant Inc	302	15		Scripps Networks Interactive Inc	286		19
Berkshire Hathaway Inc - Class A (a)	9	1,517		Time Warner Cable Inc	2,511		282
Berkshire Hathaway Inc - Class B (a)	5,718	640		Time Warner Inc	3,849		222
Chubb Corp/The	665	56		Viacom Inc	3,165		215
Cincinnati Financial Corp	516	24		Walt Disney Co/The	31,409		1,984
Hartford Financial Services Group Inc	1,527	47					$5,677
Lincoln National Corp	948	34
Loews Corp	1,400	62		Metal Fabrication & Hardware - 0.18%
Marsh & McLennan Cos Inc	6,018	241		Precision Castparts Corp	1,299		294
MetLife Inc	55,778	2,553
Progressive Corp/The	5,000	127		Mining - 0.11%
Prudential Financial Inc	940	69		Freeport-McMoRan Copper & Gold Inc	5,206		144
Torchmark Corp	316	21		Newmont Mining Corp	1,200		36
Travelers Cos Inc/The	963	77					$180
Unum Group	980	29
XL Group PLC	9,372	284		Miscellaneous Manufacturing - 2.55%
		$6,449		3M Co	4,012		438
				Danaher Corp	5,881		372
Internet - 4.73%				Dover Corp	596		46
Amazon.com Inc (a)	2,040	566
eBay Inc (a)	18,997	983		Eaton Corp PLC	1,722		114
				General Electric Co	93,546		2,170
Expedia Inc	328	20		Illinois Tool Works Inc	847		59
F5 Networks Inc (a)	274	19
Facebook Inc (a)	32,700	813		Ingersoll-Rand PLC	1,641		91
Google Inc (a)	5,224	4,599		Leggett & Platt Inc	486		15
Netflix Inc (a)	400	84		Pall Corp	388		26
priceline.com Inc (a)	319	263		Parker Hannifin Corp	1,527		145
				Pentair Ltd	8,494		490
Symantec Corp	2,484	56
VeriSign Inc (a)	1,400	63

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Textron Inc	3,648	$95		Perrigo Co	308		$37
		$4,061		Pfizer Inc	136,317		3,818
				Roche Holding AG ADR	10,250		634
Office & Business Equipment - 0.03%							$13,916
Pitney Bowes Inc	693	10
Xerox Corp	4,178	38		Pipelines - 0.25%
		$48		Kinder Morgan Inc/DE	1,288		49
				ONEOK Inc	716		30
Oil & Gas - 7.44%				Spectra Energy Corp	4,247		146
Anadarko Petroleum Corp	2,752	236		Williams Cos Inc/The	5,364		174
Apache Corp	2,885	242					$399
Cabot Oil & Gas Corp	500	36
Chevron Corp	18,560	2,196		Private Equity - 0.40%
Cimarex Energy Co	500	32		Blackstone Group LP	30,440		641
Concho Resources Inc (a)	300	25
ConocoPhillips	4,290	260		Real Estate - 0.02%
Devon Energy Corp	1,270	66		CBRE Group Inc (a)	1,062		25
Diamond Offshore Drilling Inc	242	17
Ensco PLC	818	48
EOG Resources Inc	611	80		REITS - 1.60%
EQT Corp	800	64		American Tower Corp	17,166		1,256
Exxon Mobil Corp	47,985	4,335		AvalonBay Communities Inc	1,126		152
Helmerich & Payne Inc	372	23		Boston Properties Inc	1,132		119
Hess Corp	18,768	1,248		General Growth Properties Inc	1,200		24
Marathon Oil Corp	1,615	56		HCP Inc	1,021		46
Marathon Petroleum Corp	763	54		Health Care REIT Inc	643		43
Murphy Oil Corp	651	40		Host Hotels & Resorts Inc	2,585		44
Nabors Industries Ltd	993	15		Kimco Realty Corp	1,412		30
Noble Corp	862	32		Plum Creek Timber Co Inc	575		27
Noble Energy Inc	794	48		Prologis Inc	1,006		38
Occidental Petroleum Corp	20,863	1,862		Public Storage	427		65
Phillips 66	4,120	243		Simon Property Group Inc	2,071		328
Pioneer Natural Resources Co	1,069	155		SL Green Realty Corp	500		44
Range Resources Corp	1,100	85		Ventas Inc	668		46
Rowan Cos PLC (a)	423	14		Vornado Realty Trust	2,088		173
Southwestern Energy Co (a)	1,900	69		Weyerhaeuser Co	4,007		114
Talisman Energy Inc	2,900	33					$2,549
Tesoro Corp	481	25
Valero Energy Corp	4,251	148		Retail - 5.62%
WPX Energy Inc (a)	2,566	49		Abercrombie & Fitch Co	276		13
				AutoNation Inc (a)	136		6
		$11,836		AutoZone Inc (a)	327		139
Oil & Gas Services - 1.67%				Bed Bath & Beyond Inc (a)	771		55
Baker Hughes Inc	1,855	86		CarMax Inc (a)	4,200		194
Cameron International Corp (a)	12,368	756		Chipotle Mexican Grill Inc (a)	200		73
FMC Technologies Inc (a)	1,600	89		Costco Wholesale Corp	2,389		264
Halliburton Co	27,522	1,148		CVS Caremark Corp	27,590		1,578
National Oilwell Varco Inc	966	67		Dollar General Corp (a)	1,056		53
Schlumberger Ltd	7,124	510		Dollar Tree Inc (a)	3,293		167
		$2,656		GameStop Corp	412		17
				Gap Inc/The	1,052		44
Packaging & Containers - 0.07%				Home Depot Inc/The	6,548		507
Ball Corp	1,441	59		Kohl's Corp	2,200		111
Bemis Co Inc	356	14		L Brands Inc	1,800		89
Owens-Illinois Inc (a)	569	16
				Lowe's Cos Inc	14,714		602
Sealed Air Corp	663	16		Lululemon Athletica Inc (a)	600		39
		$105		Macy's Inc	2,901		139
Pharmaceuticals - 8.75%				McDonald's Corp	3,303		327
Abbott Laboratories	8,222	286		Nordstrom Inc	539		32
AbbVie Inc	9,724	402		O'Reilly Automotive Inc (a)	390		44
Allergan Inc/United States	1,417	119		Panera Bread Co (a)	200		37
AmerisourceBergen Corp	1,784	100		PetSmart Inc	381		26
Bristol-Myers Squibb Co	13,749	615		PVH Corp	671		84
Cardinal Health Inc	1,204	57		Ross Stores Inc	2,390		155
Eli Lilly & Co	4,828	237		Staples Inc	2,357		37
Express Scripts Holding Co (a)	4,883	301		Starbucks Corp	4,428		290
GlaxoSmithKline PLC ADR	20,090	1,004		Target Corp	3,217		222
Johnson & Johnson	36,465	3,130		Tim Hortons Inc	1,100		60
McKesson Corp	1,637	188		TJX Cos Inc	19,625		982
Merck & Co Inc	63,353	2,944		Urban Outfitters Inc (a)	384		15
Mylan Inc/PA (a)	1,432	44		Walgreen Co	2,044		90

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Retail (continued)				REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value	(000	's)
Wal-Mart Stores Inc	16,432	$1,224		Banks- 1.75%
Yum! Brands Inc	17,549	1,217		Investment in Joint Trading Account; Credit	$560		$560
		$8,932		Suisse Repurchase Agreement; 0.09%
				dated 6/28/2013 maturing 7/1/2013
Semiconductors - 2.83%				(collateralized by US Government
Altera Corp	4,491	148		Securities; $571,639; 4.25% - 8.75%; dated
Applied Materials Inc	7,538	113		08/15/20 - 05/15/39)
ASML Holding NV - NY Reg Shares	16,937	1,340		Investment in Joint Trading Account; Deutsche	224		224
Atmel Corp (a)	6,000	44
				Bank Repurchase Agreement; 0.18% dated
Broadcom Corp	23,529	794		6/28/2013 maturing 7/1/2013
First Solar Inc (a)	209	9
				(collateralized by US Government
Intel Corp	49,078	1,189		Securities; $228,655; 0.50% - 4.38%; dated
KLA-Tencor Corp	577	32		01/09/15 - 08/08/19)
LSI Corp (a)	1,850	13
				Investment in Joint Trading Account; JP	1,177		1,177
NVIDIA Corp	2,118	30		Morgan Repurchase Agreement; 0.10%
Qualcomm Inc	11,400	696		dated 6/28/2013 maturing 7/1/2013
Teradyne Inc (a)	637	11
				(collateralized by US Government
Texas Instruments Inc	2,527	88		Securities; $1,200,443; 0.00% - 10.35%;
		$4,507		dated 08/03/13 - 06/29/32)
Software - 2.56%				Investment in Joint Trading Account; Merrill	829		829
Adobe Systems Inc (a)	1,215	55		Lynch Repurchase Agreement; 0.08%
Akamai Technologies Inc (a)	2,221	95		dated 6/28/2013 maturing 7/1/2013
Autodesk Inc (a)	6,185	210		(collateralized by US Government
BMC Software Inc (a)	448	20		Securities; $845,407; 0.00% - 0.25%; dated
CA Inc	1,135	33		07/05/13 - 04/15/16)
Check Point Software Technologies Ltd (a)	2,000	99					$2,790
Citrix Systems Inc (a)	1,200	72		TOTAL REPURCHASE AGREEMENTS			$2,790
Dun & Bradstreet Corp/The	143	14		Total Investments			$157,124
Fidelity National Information Services Inc	2,000	86		Other Assets in Excess of Liabilities, Net - 1.20%			$1,903
Intuit Inc	973	59		TOTAL NET ASSETS - 100.00%			$159,027
Microsoft Corp	71,262	2,461
Oracle Corp	18,277	562
Red Hat Inc (a)	5,075	242		(a) Non-Income Producing Security
Salesforce.com Inc (a)	1,499	57
		$4,065
Telecommunications - 3.44%				Portfolio Summary (unaudited)
AT&T Inc	23,772	841		Sector			Percent
CenturyLink Inc	3,880	137		Consumer, Non-cyclical			21 .89%
Cisco Systems Inc	67,244	1,634		Financial			18 .35%
Corning Inc	3,368	48		Communications			11 .82%
Crown Castle International Corp (a)	2,486	181		Technology			10 .77%
Frontier Communications Corp	3,562	15		Industrial			10 .70%
Harris Corp	388	19		Consumer, Cyclical			10 .18%
Juniper Networks Inc (a)	2,600	50		Energy			9.36%
Motorola Solutions Inc	1,200	69		Basic Materials			3.38%
Sprint Nextel Corp (a)	6,083	43		Utilities			2 .33%
Verizon Communications Inc	48,172	2,425		Diversified			0 .02%
Windstream Corp	2,048	16		Other Assets in Excess of Liabilities, Net			1.20%
		$5,478		TOTAL NET ASSETS			100.00%
Textiles - 0.03%
Cintas Corp	881	40
Toys, Games & Hobbies - 0.11%
Hasbro Inc	1,795	81
Mattel Inc	2,103	95
		$176
Transportation - 1.10%
CH Robinson Worldwide Inc	549	31
CSX Corp	6,632	153
Expeditors International of Washington Inc	600	23
FedEx Corp	2,296	227
Norfolk Southern Corp	735	53
Union Pacific Corp	2,418	374
United Parcel Service Inc	10,299	890
		$1,751
TOTAL COMMON STOCKS		$154,334

See accompanying notes.

Schedule of Investments LargeCap Blend Account II June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	58	$4,729	$4,638	$(91)
Total					$(91)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 1.42%				Media (continued)
Delta Air Lines Inc	180,457	$3,376		Sirius XM Radio Inc	990,914		$3,319
							$8,035
Apparel - 4.50%				Miscellaneous Manufacturing - 1.53%
Coach Inc	20,100	1,148		General Electric Co	157,623		3,655
Michael Kors Holdings Ltd (a)	76,580	4,749
Nike Inc	76,106	4,846
		$10,743		Oil & Gas - 5.64%
				Cabot Oil & Gas Corp	48,520		3,446
Banks - 3.37%				Noble Energy Inc	101,406		6,088
Citigroup Inc	73,356	3,519		Pioneer Natural Resources Co	27,003		3,909
Goldman Sachs Group Inc/The	29,960	4,531					$13,443
		$8,050		Pharmaceuticals - 8.32%
Biotechnology - 6.80%				Actavis Inc (a)	30,529		3,853
Biogen Idec Inc (a)	32,497	6,993		Express Scripts Holding Co (a)	60,861		3,755
Gilead Sciences Inc (a)	139,944	7,167		Pfizer Inc	172,864		4,842
Regeneron Pharmaceuticals Inc (a)	9,158	2,059		Pharmacyclics Inc (a)	8,067		641
		$16,219		Valeant Pharmaceuticals International Inc (a)	60,981		5,249
				Zoetis Inc	48,596		1,501
Building Materials - 1.38%							$19,841
Masco Corp	168,509	3,284
				Retail - 5.94%
				Home Depot Inc/The	70,196		5,438
Chemicals - 6.42%				Starbucks Corp	84,815		5,555
LyondellBasell Industries NV	49,562	3,284		Tiffany & Co	13,800		1,005
Monsanto Co	67,310	6,650		Urban Outfitters Inc (a)	53,710		2,160
PPG Industries Inc	19,031	2,787
Sherwin-Williams Co/The	14,723	2,600					$14,158
		$15,321		Semiconductors - 3.00%
				Cree Inc (a)	39,291		2,509
Commercial Services - 5.42%
Hertz Global Holdings Inc (a)	222,088	5,508		Qualcomm Inc	76,053		4,646
Mastercard Inc	12,927	7,426					$7,155
		$12,934		Software - 0.96%
				Salesforce.com Inc (a)	60,182		2,298
Computers - 7.94%
Accenture PLC - Class A	63,663	4,581
Apple Inc	26,570	10,524		Telecommunications - 2.76%
SanDisk Corp (a)	62,616	3,826		Cisco Systems Inc	194,100		4,719
		$18,931		Crown Castle International Corp (a)	25,600		1,853
Cosmetics & Personal Care - 4.32%							$6,572
Avon Products Inc	115,183	2,422		Transportation - 3.64%
Estee Lauder Cos Inc/The	46,472	3,056		Canadian Pacific Railway Ltd	28,472		3,456
Procter & Gamble Co/The	62,627	4,822		Union Pacific Corp	33,802		5,215
		$10,300					$8,671
Diversified Financial Services - 7.35%				TOTAL COMMON STOCKS			$232,769
Discover Financial Services	148,971	7,097			Maturity
SLM Corp	117,269	2,681		REPURCHASE AGREEMENTS - 1.58%	Amount (000's)	Value	(000	's)
Visa Inc	42,485	7,764		Banks- 1.58%
		$17,542		Investment in Joint Trading Account; Credit	$759		$759
				Suisse Repurchase Agreement; 0.09%
Home Furnishings - 1.24%				dated 6/28/2013 maturing 7/1/2013
Whirlpool Corp	25,796	2,950		(collateralized by US Government
				Securities; $773,887; 4.25% - 8.75%; dated
Internet - 9.43%				08/15/20 - 05/15/39)
Amazon.com Inc (a)	11,999	3,332		Investment in Joint Trading Account; Deutsche	303		304
eBay Inc (a)	99,850	5,164		Bank Repurchase Agreement; 0.18% dated
Google Inc (a)	11,339	9,983		6/28/2013 maturing 7/1/2013
LinkedIn Corp (a)	22,523	4,016		(collateralized by US Government
		$22,495		Securities; $309,555; 0.50% - 4.38%; dated
				01/09/15 - 08/08/19)
Lodging - 1.57%				Investment in Joint Trading Account; JP	1,593		1,593
Las Vegas Sands Corp	70,714	3,743		Morgan Repurchase Agreement; 0.10%
				dated 6/28/2013 maturing 7/1/2013
Machinery - Diversified - 1.28%				(collateralized by US Government
Cummins Inc	28,145	3,053		Securities; $1,625,164; 0.00% - 10.35%;
				dated 08/03/13 - 06/29/32)
Media - 3.37%
Comcast Corp - Class A	112,603	4,716

See accompanying notes.

Schedule of Investments LargeCap Growth Account June 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$1,122	$1,122
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $1,144,514; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$3,778
TOTAL REPURCHASE AGREEMENTS		$3,778
Total Investments		$236,547
Other Assets in Excess of Liabilities, Net - 0.82%		$1,945
TOTAL NET ASSETS - 100.00%		$238,492

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24 .86%
Communications		15 .56%
Consumer, Cyclical		14 .67%
Financial		12 .30%
Technology		11 .90%
Industrial		7 .83%
Basic Materials		6.42%
Energy		5.64%
Other Assets in Excess of Liabilities, Net		0 .82%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2013 (unaudited)

COMMON STOCKS - 98.01%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,890	$28		Biogen Idec Inc (a)	9,087		$1,956
Lamar Advertising Co (a)	714	31		Celgene Corp (a)	15,356		1,795
Omnicom Group Inc	1,687	106		Charles River Laboratories International Inc (a)	310		13
		$165		Cubist Pharmaceuticals Inc (a)	632		31
				Gilead Sciences Inc (a)	85,553		4,381
Aerospace & Defense - 1.83%				Life Technologies Corp (a)	1,086		80
B/E Aerospace Inc (a)	1,052	66
				Myriad Genetics Inc (a)	854		23
Boeing Co/The	32,830	3,364		Regeneron Pharmaceuticals Inc (a)	2,935		660
Lockheed Martin Corp	1,520	165		United Therapeutics Corp (a)	479		32
Rockwell Collins Inc	1,173	74		Vertex Pharmaceuticals Inc (a)	1,206		96
Triumph Group Inc	171	14					$10,553
United Technologies Corp	11,871	1,103
		$4,786		Building Materials - 0.07%
				Eagle Materials Inc	480		32
Agriculture - 0.56%				Fortune Brands Home & Security Inc	1,407		55
Altria Group Inc	13,620	477		Lennox International Inc	498		32
Lorillard Inc	2,604	114		Masco Corp	3,461		67
Philip Morris International Inc	9,017	781					$186
Reynolds American Inc	1,617	78
		$1,450		Chemicals - 3.33%
				Albemarle Corp	324		20
Airlines - 0.63%				Celanese Corp	1,620		73
Alaska Air Group Inc	629	33		Dow Chemical Co/The	1,537		49
Copa Holdings SA	269	35		Eastman Chemical Co	983		69
Delta Air Lines Inc	3,805	71		Ecolab Inc	46,787		3,986
Southwest Airlines Co	1,413	18		EI du Pont de Nemours & Co	5,838		306
United Continental Holdings Inc (a)	47,900	1,499
				FMC Corp	1,475		90
		$1,656		International Flavors & Fragrances Inc	871		65
Apparel - 0.61%				LyondellBasell Industries NV	2,574		171
Carter's Inc	491	36		Monsanto Co	3,386		334
Coach Inc	1,885	107		PPG Industries Inc	824		121
Deckers Outdoor Corp (a)	219	11		Praxair Inc	14,692		1,692
Hanesbrands Inc	1,048	54		RPM International Inc	550		18
Michael Kors Holdings Ltd (a)	1,286	80		Sherwin-Williams Co/The	8,396		1,483
Nike Inc	4,524	288		Sigma-Aldrich Corp	1,102		89
Ralph Lauren Corp	4,884	849		Valspar Corp/The	1,001		65
Under Armour Inc (a)	775	46		Westlake Chemical Corp	54		5
VF Corp	574	111		WR Grace & Co (a)	682		57
		$1,582					$8,693
Automobile Manufacturers - 0.35%				Commercial Services - 3.85%
Ford Motor Co	8,652	134		Alliance Data Systems Corp (a)	478		87
Tesla Motors Inc (a)	7,300	784		Automatic Data Processing Inc	2,772		191
				Avis Budget Group Inc (a)	1,045		30
		$918
				Equifax Inc	1,165		69
Automobile Parts & Equipment - 0.11%				FleetCor Technologies Inc (a)	493		40
Allison Transmission Holdings Inc	280	6		Genpact Ltd	121,954		2,346
BorgWarner Inc (a)	738	64		H&R Block Inc	2,641		73
Delphi Automotive PLC	2,131	108		Mastercard Inc	11,845		6,805
Goodyear Tire & Rubber Co/The (a)	2,397	37		McGraw Hill Financial Inc	1,255		67
Visteon Corp (a)	482	30		Moody's Corp	1,246		76
WABCO Holdings Inc (a)	590	44		Robert Half International Inc	1,433		48
		$289		Service Corp International/US	1,603		29
Banks - 1.12%				Total System Services Inc	1,299		32
				Verisk Analytics Inc (a)	1,363		81
Morgan Stanley	60,300	1,473
State Street Corp	22,400	1,461		Western Union Co/The	5,405		92
		$2,934					$10,066
Beverages - 1.68%				Computers - 7.12%
Coca-Cola Co/The	20,976	841		Accenture PLC - Class A	40,502		2,915
Coca-Cola Enterprises Inc	1,858	65		Apple Inc	16,851		6,674
				Cadence Design Systems Inc (a)	2,745		40
Constellation Brands Inc (a)	1,403	73
				Cognizant Technology Solutions Corp (a)	47,561		2,978
Dr Pepper Snapple Group Inc	1,980	91
Green Mountain Coffee Roasters Inc (a)	13,112	984		DST Systems Inc	56		4
Monster Beverage Corp (a)	9,000	547		EMC Corp/MA	6,418		152
PepsiCo Inc	22,001	1,800		International Business Machines Corp	6,543		1,250
		$4,401		Jack Henry & Associates Inc	875		41
				NetApp Inc	79,933		3,020
Biotechnology - 4.04%				Riverbed Technology Inc (a)	1,498		23
Alexion Pharmaceuticals Inc (a)	11,096	1,023		SanDisk Corp (a)	24,771		1,513
Amgen Inc	4,697	463					$18,610

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products - 0.15%				Environmental Control (continued)
Church & Dwight Co Inc	1,340	$83		Stericycle Inc (a)	30,606		$3,380
Clorox Co/The	78	6					$3,410
Jarden Corp (a)	1,091	48
Kimberly-Clark Corp	2,181	212		Food - 1.79%
Tupperware Brands Corp	534	41		ConAgra Foods Inc	2,114		74
		$390		General Mills Inc	4,371		212
				Hershey Co/The	1,023		91
Cosmetics & Personal Care - 1.85%				Hillshire Brands Co	1,193		40
Colgate-Palmolive Co	6,325	362		Hormel Foods Corp	1,300		50
Estee Lauder Cos Inc/The	48,003	3,158		Ingredion Inc	152		10
Procter & Gamble Co/The	16,900	1,301		Kellogg Co	1,314		84
		$4,821		Kraft Foods Group Inc	4,031		225
				Kroger Co/The	3,565		123
Distribution & Wholesale - 1.94%				Safeway Inc	329		8
Fastenal Co	29,454	1,351		WhiteWave Foods Co - A shares (a)	848		14
Fossil Group Inc (a)	34,336	3,547
				Whole Foods Market Inc	72,661		3,741
Genuine Parts Co	1,021	80					$4,672
WW Grainger Inc	378	95
		$5,073		Forest Products & Paper - 0.04%
				International Paper Co	2,426		108
Diversified Financial Services - 3.41%
Affiliated Managers Group Inc (a)	511	84
American Express Co	5,856	438		Gas - 0.00%
Ameriprise Financial Inc	623	50		Questar Corp	416		10
BlackRock Inc	285	73
CBOE Holdings Inc	744	35		Hand & Machine Tools - 0.02%
Charles Schwab Corp/The	173,341	3,680		Lincoln Electric Holdings Inc	838		48
Federated Investors Inc	663	18		Snap-on Inc	117		10
Franklin Resources Inc	7,446	1,013					$58
IntercontinentalExchange Inc (a)	414	74
Ocwen Financial Corp (a)	1,005	41		Healthcare - Products - 3.02%
T Rowe Price Group Inc	1,639	120		Baxter International Inc	3,254		225
TD Ameritrade Holding Corp	57,900	1,406		Becton Dickinson and Co	1,242		123
Visa Inc	10,066	1,840		Bruker BioSciences Corp (a)	967		16
Waddell & Reed Financial Inc	872	38		DENTSPLY International Inc	388		16
		$8,910		Edwards Lifesciences Corp (a)	12,433		836
				Henry Schein Inc (a)	845		81
Electric - 0.02%				IDEXX Laboratories Inc (a)	25,005		2,245
ITC Holdings Corp	514	47		Intuitive Surgical Inc (a)	7,806		3,954
				Patterson Cos Inc	808		30
Electrical Components & Equipment - 0.11%				ResMed Inc	1,535		69
AMETEK Inc	1,519	64		Sirona Dental Systems Inc (a)	532		35
Emerson Electric Co	3,353	183		St Jude Medical Inc	1,749		80
Hubbell Inc	418	42		Stryker Corp	1,210		78
		$289		Techne Corp	167		12
				Varian Medical Systems Inc (a)	1,200		81
Electronics - 2.01%				Zimmer Holdings Inc	176		13
Agilent Technologies Inc	395	17					$7,894
Amphenol Corp	36,479	2,843
FLIR Systems Inc	1,174	32		Healthcare - Services - 2.81%
Honeywell International Inc	4,906	389		Aetna Inc	975		62
Mettler-Toledo International Inc (a)	324	65		Brookdale Senior Living Inc (a)	964		25
National Instruments Corp	65,497	1,830		Covance Inc (a)	33,405		2,543
Waters Corp (a)	832	83		DaVita HealthCare Partners Inc (a)	23,123		2,794
		$5,259		HCA Holdings Inc	190		7
				Laboratory Corp of America Holdings (a)	901		90
Engineering & Construction - 1.43%				Mednax Inc (a)	315		29
Chicago Bridge & Iron Co NV ADR	975	58		Quest Diagnostics Inc	177		11
Fluor Corp	62,021	3,679		Tenet Healthcare Corp (a)	1,004		46
		$3,737		UnitedHealth Group Inc	25,700		1,683
Entertainment - 0.06%				Universal Health Services Inc	592		40
Bally Technologies Inc (a)	406	23					$7,330
International Game Technology	2,525	42		Holding Companies - Diversified - 0.01%
Lions Gate Entertainment Corp (a)	783	22
Madison Square Garden Co/The (a)	593	35		Leucadia National Corp	500		13
Six Flags Entertainment Corp	640	22
		$144		Home Builders - 0.38%
				DR Horton Inc	41,800		890
Environmental Control - 1.31%				Pulte Group Inc (a)	3,759		71
Clean Harbors Inc (a)	587	30		Thor Industries Inc	428		21
							$982

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Housewares - 0.03%				Media (continued)
Newell Rubbermaid Inc	1,620	$42		Discovery Communications Inc - C Shares (a)	11,400		$794
Toro Co	611	28		DISH Network Corp	2,022		86
		$70		FactSet Research Systems Inc	426		44
				Liberty Global PLC (a)	1,731		128
Insurance - 0.21%				News Corp	7,300		212
Allied World Assurance Co Holdings AG	186	17		News Corp - Class A	37,152		1,211
Aon PLC	1,473	95		Nielsen Holdings NV	303		10
Arch Capital Group Ltd (a)	153	8
				Scripps Networks Interactive Inc	850		57
Arthur J Gallagher & Co	1,189	52		Sirius XM Radio Inc	14,123		47
Chubb Corp/The	359	30		Starz (a)	998		22
Erie Indemnity Co	277	22		Time Warner Cable Inc	1,939		218
Marsh & McLennan Cos Inc	2,277	91		Viacom Inc	3,097		211
Progressive Corp/The	2,659	68		Walt Disney Co/The	2,554		161
Prudential Financial Inc	977	71					$4,388
Travelers Cos Inc/The	1,083	86
Validus Holdings Ltd	156	6		Metal Fabrication & Hardware - 1.05%
		$546		Precision Castparts Corp	12,003		2,713
				Valmont Industries Inc	220		31
Internet - 10.48%							$2,744
Amazon.com Inc (a)	19,317	5,364
Baidu Inc ADR(a)	8,600	813		Mining - 0.01%
eBay Inc (a)	44,817	2,318		Southern Copper Corp	1,188		33
F5 Networks Inc (a)	796	55
Facebook Inc (a)	45,680	1,135
Google Inc (a)	13,706	12,066		Miscellaneous Manufacturing - 2.81%
LinkedIn Corp (a)	4,569	814		3M Co	3,641		398
Netflix Inc (a)	4,917	1,038		Carlisle Cos Inc	64		4
priceline.com Inc (a)	3,925	3,247		Crane Co	434		26
Rackspace Hosting Inc (a)	1,131	43		Danaher Corp	103,786		6,570
Symantec Corp	3,187	72		Donaldson Co Inc	1,313		47
TIBCO Software Inc (a)	15,500	332		Dover Corp	787		61
TripAdvisor Inc (a)	1,087	66		Illinois Tool Works Inc	877		60
				Ingersoll-Rand PLC	1,327		74
		$27,363		ITT Corp	872		25
Leisure Products & Services - 0.47%				Pall Corp	1,080		72
Carnival Corp	31,700	1,087					$7,337
Harley-Davidson Inc	1,518	83
Polaris Industries Inc	694	66		Office & Business Equipment - 0.01%
		$1,236		Pitney Bowes Inc	1,066		16
Lodging - 1.38%				Oil & Gas - 1.96%
Las Vegas Sands Corp	37,968	2,010		Anadarko Petroleum Corp	267		23
Marriott International Inc/DE	1,995	81		Atwood Oceanics Inc (a)	180		9
Starwood Hotels & Resorts Worldwide Inc	22,503	1,422		Cabot Oil & Gas Corp	1,364		97
Wyndham Worldwide Corp	1,404	80		Cimarex Energy Co	14,900		968
		$3,593		EOG Resources Inc	1,584		209
Machinery - Construction & Mining - 0.02%				EQT Corp	855		68
Caterpillar Inc	743	61		Gulfport Energy Corp (a)	611		29
				Noble Energy Inc	442		27
				Oasis Petroleum Inc (a)	907		35
Machinery - Diversified - 1.69%				Pioneer Natural Resources Co	11,327		1,640
Babcock & Wilcox Co/The	752	22		Range Resources Corp	23,527		1,819
Cummins Inc	971	105		Seadrill Ltd	2,196		89
Deere & Co	2,420	197		SM Energy Co	575		34
Flowserve Corp	1,431	77		Southwestern Energy Co (a)	1,927		70
Graco Inc	625	39		Whiting Petroleum Corp (a)	169		8
IDEX Corp	743	40					$5,125
Manitowoc Co Inc/The	1,007	18
Nordson Corp	597	41		Oil & Gas Services - 4.33%
Rockwell Automation Inc	927	77		Cameron International Corp (a)	972		59
Roper Industries Inc	25,629	3,184		Core Laboratories NV	21,964		3,331
Wabtec Corp/DE	11,066	592		Dresser-Rand Group Inc (a)	759		46
Xylem Inc/NY	215	6		FMC Technologies Inc (a)	63,183		3,518
Zebra Technologies Corp (a)	86	4		Halliburton Co	5,793		242
		$4,402		MRC Global Inc (a)	146		4
				Oceaneering International Inc	1,164		84
Media - 1.68%				RPC Inc	535		7
AMC Networks Inc (a)	562	37
				Schlumberger Ltd	56,069		4,018
CBS Corp	3,589	175					$11,309
Comcast Corp - Class A	15,482	648
DIRECTV (a)	3,334	206		Packaging & Containers - 0.12%
Discovery Communications Inc - A Shares (a)	1,569	121		Ball Corp	1,570		65

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Packaging & Containers (continued)				Retail (continued)
Bemis Co Inc	438	$17		Costco Wholesale Corp	26,887		$2,973
Crown Holdings Inc (a)	1,190	49		CVS Caremark Corp	1,366		78
Owens-Illinois Inc (a)	1,241	35		Dollar General Corp (a)	1,794		91
Packaging Corp of America	864	42		Dollar Tree Inc (a)	18,530		942
Rock Tenn Co	502	50		Domino's Pizza Inc	545		32
Sealed Air Corp	1,899	46		Foot Locker Inc	317		11
Silgan Holdings Inc	478	22		Gap Inc/The	1,884		79
		$326		Home Depot Inc/The	9,329		723
				L Brands Inc	1,349		66
Pharmaceuticals - 5.61%				Lowe's Cos Inc	46,851		1,916
AbbVie Inc	9,795	405		Lululemon Athletica Inc (a)	10,200		668
Actavis Inc (a)	727	92
Alkermes PLC (a)	1,226	35		Macy's Inc	1,898		91
				McDonald's Corp	5,499		544
Allergan Inc/United States	1,857	156		MSC Industrial Direct Co Inc	455		35
AmerisourceBergen Corp	1,546	86		Nordstrom Inc	1,407		84
Bristol-Myers Squibb Co	7,756	347		Nu Skin Enterprises Inc	502		31
Catamaran Corp (a)	17,000	828
				O'Reilly Automotive Inc (a)	730		82
Eli Lilly & Co	1,360	67		Panera Bread Co (a)	304		57
Express Scripts Holding Co (a)	77,395	4,775
				PetSmart Inc	1,084		73
Herbalife Ltd	827	37		PVH Corp	769		96
Jazz Pharmaceuticals PLC (a)	503	35
				Ross Stores Inc	1,487		96
Johnson & Johnson	2,270	195		Starbucks Corp	98,069		6,422
McKesson Corp	21,220	2,430		Target Corp	3,212		221
Mead Johnson Nutrition Co	44,612	3,534		TJX Cos Inc	4,597		230
Mylan Inc/PA (a)	2,386	74
				Tractor Supply Co	10,577		1,244
Perrigo Co	588	71		Urban Outfitters Inc (a)	1,099		44
Salix Pharmaceuticals Ltd (a)	657	44
Valeant Pharmaceuticals International Inc (a)	16,000	1,377		Walgreen Co	4,838		214
				Wal-Mart Stores Inc	5,856		436
Warner Chilcott PLC	1,800	36		Williams-Sonoma Inc	947		53
Zoetis Inc	744	23		World Fuel Services Corp	233		9
		$14,647		Yum! Brands Inc	2,467		171
Pipelines - 0.11%							$19,421
Kinder Morgan Inc/DE	3,771	144		Semiconductors - 3.20%
ONEOK Inc	1,880	77		Altera Corp	1,072		35
Williams Cos Inc/The	2,056	67		Applied Materials Inc	4,852		72
		$288		Atmel Corp (a)	54,800		403
Real Estate - 0.02%				Avago Technologies Ltd	2,300		86
CBRE Group Inc (a)	2,707	63		Broadcom Corp	34,692		1,171
				Intel Corp	3,135		76
				Lam Research Corp (a)	369		16
REITS - 0.40%				LSI Corp (a)	619		4
American Tower Corp	2,517	184		Maxim Integrated Products Inc	2,823		79
Apartment Investment & Management Co	777	23		ON Semiconductor Corp (a)	4,153		34
Boston Properties Inc	140	15		Qualcomm Inc	99,183		6,058
Corrections Corp of America	707	24		Skyworks Solutions Inc (a)	1,541		34
Extra Space Storage Inc	87	4		Texas Instruments Inc	6,776		236
Federal Realty Investment Trust	416	43		Xilinx Inc	1,612		64
Omega Healthcare Investors Inc	1,126	35					$8,368
Plum Creek Timber Co Inc	1,738	81
Public Storage	825	126		Shipbuilding - 0.01%
Rayonier Inc	1,004	56		Huntington Ingalls Industries Inc	486		27
Simon Property Group Inc	1,432	226
Tanger Factory Outlet Centers	865	29		Software - 5.25%
Taubman Centers Inc	196	15		Akamai Technologies Inc (a)	23,180		986
Ventas Inc	1,282	89		ANSYS Inc (a)	28,223		2,063
Weyerhaeuser Co	3,385	96		Autodesk Inc (a)	1,729		59
		$1,046		BMC Software Inc (a)	1,426		64
Retail - 7.43%				Broadridge Financial Solutions Inc	1,175		31
Advance Auto Parts Inc	790	64		Cerner Corp (a)	829		80
Ascena Retail Group Inc (a)	179	3		Citrix Systems Inc (a)	34,574		2,086
AutoNation Inc (a)	183	8		Dun & Bradstreet Corp/The	282		27
AutoZone Inc (a)	195	83		Fiserv Inc (a)	730		64
Bed Bath & Beyond Inc (a)	1,443	102		Intuit Inc	1,901		116
Big Lots Inc (a)	150	5		Microsoft Corp	52,483		1,812
Brinker International Inc	704	28		NetSuite Inc (a)	3,812		350
Cabela's Inc (a)	461	30		Oracle Corp	22,314		685
Chico's FAS Inc	1,155	20		Red Hat Inc (a)	25,300		1,210
Chipotle Mexican Grill Inc (a)	3,380	1,232		Salesforce.com Inc (a)	93,279		3,562
Copart Inc (a)	1,096	34		SolarWinds Inc (a)	575		22

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	(a) Non-Income Producing Security
Software (continued)
VMware Inc (a)	882	$59
Workday Inc (a)	6,800	436		Portfolio Summary (unaudited)
		$13,712		Sector	Percent
				Consumer, Non-cyclical	25 .37%
Telecommunications - 2.56%				Technology	15 .58%
Crown Castle International Corp (a)	43,672	3,161
				Communications	14 .78%
Harris Corp	339	17		Industrial	13 .85%
IPG Photonics Corp	314	19		Consumer, Cyclical	13 .45%
Juniper Networks Inc (a)	122,900	2,373
				Energy	6.40%
Motorola Solutions Inc	1,257	72		Financial	6 .39%
NeuStar Inc (a)	669	33
SBA Communications Corp (a)	1,237	92		Basic Materials	3.38%
				Utilities	0 .03%
Verizon Communications Inc	17,434	878		Diversified	0 .01%
Windstream Corp	5,433	42		Other Assets in Excess of Liabilities, Net	0.76%
		$6,687		TOTAL NET ASSETS	100.00%
Textiles - 0.01%
Cintas Corp	281	13
Toys, Games & Hobbies - 0.06%
Hasbro Inc	1,121	50
Mattel Inc	2,205	100
		$150
Transportation - 1.37%
CH Robinson Worldwide Inc	1,628	92
CSX Corp	3,180	74
FedEx Corp	11,400	1,124
Landstar System Inc	441	23
Norfolk Southern Corp	553	40
Union Pacific Corp	12,211	1,884
United Parcel Service Inc	3,973	343
		$3,580
Water- 0.01%
Aqua America Inc	1,195	37

TOTAL COMMON STOCKS		$256,024
	Maturity
REPURCHASE AGREEMENTS - 1.23%	Amount (000's)	Value(000	's)

Banks- 1.23%
Investment in Joint Trading Account; Credit	$645	$645
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $658,081; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	258	259
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $263,232; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	1,355	1,354
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $1,381,970; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	954	954
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $973,247; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$3,212
TOTAL REPURCHASE AGREEMENTS		$3,212
Total Investments		$259,236
Other Assets in Excess of Liabilities, Net - 0.76%		$1,982
TOTAL NET ASSETS - 100.00%		$261,218

See accompanying notes.

Schedule of Investments LargeCap Growth Account I June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	65	$5,289	$5,198	$(91)
Total					$(91)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2013 (unaudited)

COMMON STOCKS - 95.02%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	33,190	$483		Brown-Forman Corp	11,750		$794
Omnicom Group Inc	20,034	1,259		Coca-Cola Co/The	296,743		11,902
		$1,742		Coca-Cola Enterprises Inc	19,957		702
				Constellation Brands Inc (a)	11,939		622
Aerospace & Defense - 1.73%				Dr Pepper Snapple Group Inc	15,809		726
Boeing Co/The	52,900	5,419		Molson Coors Brewing Co	12,167		582
General Dynamics Corp	25,721	2,015		Monster Beverage Corp (a)	11,186		680
L-3 Communications Holdings Inc	6,972	598		PepsiCo Inc	119,807		9,799
Lockheed Martin Corp	20,603	2,235					$26,594
Northrop Grumman Corp	18,219	1,508
Raytheon Co	25,149	1,663		Biotechnology - 1.99%
Rockwell Collins Inc	10,511	666		Alexion Pharmaceuticals Inc (a)	15,119		1,395
United Technologies Corp	65,524	6,090		Amgen Inc	58,104		5,732
		$20,194		Biogen Idec Inc (a)	18,390		3,957
				Celgene Corp (a)	32,316		3,778
Agriculture - 1.76%				Gilead Sciences Inc (a)	118,175		6,052
Altria Group Inc	155,619	5,445		Life Technologies Corp (a)	13,349		988
Archer-Daniels-Midland Co	51,058	1,731		Regeneron Pharmaceuticals Inc (a)	5,918		1,331
Lorillard Inc	29,266	1,278					$23,233
Philip Morris International Inc	126,709	10,976
Reynolds American Inc	24,665	1,193		Building Materials - 0.09%
		$20,623		Masco Corp	27,648		539
				Vulcan Materials Co	10,068		487
Airlines - 0.06%							$1,026
Southwest Airlines Co	55,959	721
				Chemicals - 2.27%
				Air Products & Chemicals Inc	16,140		1,478
Apparel - 0.59%				Airgas Inc	5,106		487
Coach Inc	21,770	1,243
Nike Inc	56,078	3,571		CF Industries Holdings Inc	4,593		788
Ralph Lauren Corp	4,718	820		Dow Chemical Co/The	93,712		3,015
				Eastman Chemical Co	12,010		841
VF Corp	6,788	1,310		Ecolab Inc	20,640		1,758
		$6,944		EI du Pont de Nemours & Co	71,312		3,744
Automobile Manufacturers - 0.70%				FMC Corp	10,547		644
Ford Motor Co	304,566	4,712		International Flavors & Fragrances Inc	6,314		474
General Motors Co (a)	59,641	1,987		LyondellBasell Industries NV	29,427		1,950
PACCAR Inc	27,404	1,470		Monsanto Co	41,359		4,086
		$8,169		Mosaic Co/The	21,440		1,154
				PPG Industries Inc	11,051		1,618
Automobile Parts & Equipment - 0.35%				Praxair Inc	22,913		2,639
BorgWarner Inc (a)	8,953	771
				Sherwin-Williams Co/The	6,634		1,172
Delphi Automotive PLC	22,526	1,142		Sigma-Aldrich Corp	9,323		749
Goodyear Tire & Rubber Co/The (a)	19,022	291
							$26,597
Johnson Controls Inc	53,069	1,899
		$4,103		Coal - 0.07%
				Consol Energy Inc	17,713		480
Banks - 7.39%				Peabody Energy Corp	20,889		306
Bank of America Corp	835,199	10,741					$786
Bank of New York Mellon Corp/The	89,920	2,522
BB&T Corp	54,363	1,842		Commercial Services - 1.25%
Capital One Financial Corp	45,257	2,843		ADT Corp/The	16,950		675
Citigroup Inc	235,744	11,309		Apollo Group Inc (a)	7,765		138
Comerica Inc	14,460	576		Automatic Data Processing Inc	37,592		2,589
Fifth Third Bancorp	67,762	1,223		Equifax Inc	9,344		551
Goldman Sachs Group Inc/The	33,391	5,050		H&R Block Inc	21,098		585
Huntington Bancshares Inc/OH	64,982	512		Iron Mountain Inc	12,999		346
JP Morgan Chase & Co	292,827	15,458		Mastercard Inc	8,100		4,653
KeyCorp	71,316	787		McGraw Hill Financial Inc	21,236		1,130
M&T Bank Corp	9,495	1,061		Moody's Corp	15,024		915
Morgan Stanley	106,301	2,597		Paychex Inc	25,091		916
Northern Trust Corp	16,867	977		Quanta Services Inc (a)	16,497		437
PNC Financial Services Group Inc/The	41,017	2,991		Robert Half International Inc	10,811		359
Regions Financial Corp	109,500	1,044		SAIC Inc	22,025		307
State Street Corp	35,334	2,304		Total System Services Inc	12,460		305
SunTrust Banks Inc	41,755	1,318		Western Union Co/The	43,162		738
US Bancorp/MN	143,299	5,180					$14,644
Wells Fargo & Co	381,609	15,749
Zions Bancorporation	14,275	412		Computers - 5.46%
				Accenture PLC - Class A	50,364		3,624
		$86,496		Apple Inc	72,721		28,803
Beverages - 2.27%				Cognizant Technology Solutions Corp (a)	23,367		1,463
Beam Inc	12,465	787		Computer Sciences Corp	11,639		510

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Dell Inc	113,706	$1,518		SCANA Corp	10,807		$531
EMC Corp/MA	162,760	3,844		Southern Co/The	67,433		2,976
Hewlett-Packard Co	149,413	3,706		TECO Energy Inc	15,846		272
International Business Machines Corp	80,749	15,432		Wisconsin Energy Corp	17,720		726
NetApp Inc	27,925	1,055		Xcel Energy Inc	38,523		1,092
SanDisk Corp (a)	18,852	1,152					$32,787
Seagate Technology PLC	24,723	1,108
Teradata Corp (a)	12,659	636		Electrical Components & Equipment - 0.29%
Western Digital Corp	16,482	1,023		Emerson Electric Co	55,693		3,038
		$63,874		Molex Inc	10,738		315
							$3,353
Consumer Products - 0.35%
Avery Dennison Corp	7,715	330		Electronics - 1.18%
Clorox Co/The	10,200	848		Agilent Technologies Inc	26,688		1,141
Kimberly-Clark Corp	29,797	2,894		Amphenol Corp	12,382		965
		$4,072		FLIR Systems Inc	10,992		297
				Garmin Ltd	8,485		307
Cosmetics & Personal Care - 1.89%				Honeywell International Inc	60,955		4,836
Avon Products Inc	33,554	706		Jabil Circuit Inc	14,287		291
Colgate-Palmolive Co	67,927	3,892		PerkinElmer Inc	8,672		282
Estee Lauder Cos Inc/The	18,631	1,225		TE Connectivity Ltd	32,185		1,466
Procter & Gamble Co/The (b)	212,339	16,348		Thermo Fisher Scientific Inc	27,808		2,353
		$22,171		Tyco International Ltd	35,948		1,185
				Waters Corp (a)	6,639		664
Distribution & Wholesale - 0.30%							$13,787
Fastenal Co	20,915	959
Fossil Group Inc (a)	4,091	423		Engineering & Construction - 0.11%
Genuine Parts Co	12,006	937		Fluor Corp	12,618		748
WW Grainger Inc	4,634	1,169		Jacobs Engineering Group Inc (a)	10,133		559
		$3,488					$1,307
Diversified Financial Services - 2.51%				Entertainment - 0.03%
American Express Co	74,051	5,536		International Game Technology	20,174		337
Ameriprise Financial Inc	15,613	1,263
BlackRock Inc	9,672	2,484
Charles Schwab Corp/The	85,282	1,811		Environmental Control - 0.25%
				Republic Services Inc	22,992		780
CME Group Inc/IL	23,798	1,808		Stericycle Inc (a)	6,685		738
Discover Financial Services	37,995	1,810
E*Trade Financial Corp (a)	22,222	281		Waste Management Inc	34,011		1,372
Franklin Resources Inc	10,707	1,456					$2,890
IntercontinentalExchange Inc (a)	5,638	1,002		Food - 1.74%
Invesco Ltd	34,449	1,096		Campbell Soup Co	13,829		619
Legg Mason Inc	8,638	268		ConAgra Foods Inc	32,292		1,128
NASDAQ OMX Group Inc/The	9,120	299		General Mills Inc	49,944		2,424
NYSE Euronext	18,826	779		Hershey Co/The	11,613		1,037
SLM Corp	34,415	787		Hormel Foods Corp	10,464		404
T Rowe Price Group Inc	20,092	1,470		JM Smucker Co/The	8,310		857
Visa Inc	39,264	7,176		Kellogg Co	19,660		1,263
		$29,326		Kraft Foods Group Inc	46,056		2,573
				Kroger Co/The	40,291		1,391
Electric - 2.80%				McCormick & Co Inc/MD	10,219		719
AES Corp/VA	48,005	576
Ameren Corp	18,798	647		Mondelez International Inc	138,249		3,944
				Safeway Inc	18,679		442
American Electric Power Co Inc	37,656	1,686		Sysco Corp	45,980		1,571
CMS Energy Corp	20,588	559
Consolidated Edison Inc	22,692	1,323		Tyson Foods Inc	21,993		565
Dominion Resources Inc/VA	44,755	2,543		Whole Foods Market Inc	26,723		1,376
DTE Energy Co	13,477	903					$20,313
Duke Energy Corp	54,676	3,691		Forest Products & Paper - 0.17%
Edison International	25,242	1,216		International Paper Co	34,464		1,527
Entergy Corp	13,805	962		MeadWestvaco Corp	13,709		468
Exelon Corp	66,306	2,048					$1,995
FirstEnergy Corp	32,401	1,210
Integrys Energy Group Inc	6,130	359		Gas - 0.28%
NextEra Energy Inc	32,898	2,680		AGL Resources Inc	9,156		392
Northeast Utilities	24,375	1,024		CenterPoint Energy Inc	33,200		780
NRG Energy Inc	24,984	667		NiSource Inc	24,175		692
Pepco Holdings Inc	19,259	388		Sempra Energy	17,463		1,428
PG&E Corp	34,257	1,567					$3,292
Pinnacle West Capital Corp	8,518	472		Hand & Machine Tools - 0.12%
PPL Corp	45,891	1,389		Snap-on Inc	4,515		403
Public Service Enterprise Group Inc	39,199	1,280

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Hand & Machine Tools (continued)				Insurance (continued)
Stanley Black & Decker Inc	12,544	$970		Unum Group	20,680		$607
		$1,373		XL Group PLC	22,444		680
Healthcare - Products - 1.73%							$47,944
Baxter International Inc	41,987	2,908		Internet - 3.42%
Becton Dickinson and Co	15,049	1,487		Amazon.com Inc (a)	28,216		7,835
Boston Scientific Corp (a)	104,520	969		eBay Inc (a)	90,490		4,680
CareFusion Corp (a)	17,029	628		Expedia Inc	7,224		435
Covidien PLC	36,450	2,290		F5 Networks Inc (a)	6,105		420
CR Bard Inc	5,799	630		Google Inc (a)	20,820		18,329
DENTSPLY International Inc	11,101	455		Netflix Inc (a)	4,350		918
Edwards Lifesciences Corp (a)	8,752	588		priceline.com Inc (a)	3,996		3,305
Hospira Inc (a)	12,821	491		Symantec Corp	53,971		1,213
Intuitive Surgical Inc (a)	3,111	1,576		TripAdvisor Inc (a)	8,553		521
Medtronic Inc	78,354	4,033		VeriSign Inc (a)	11,679		522
Patterson Cos Inc	6,481	244		Yahoo! Inc (a)	73,811		1,853
St Jude Medical Inc	21,953	1,002					$40,031
Stryker Corp	22,260	1,440
Varian Medical Systems Inc (a)	8,400	567		Iron & Steel - 0.14%
Zimmer Holdings Inc	13,044	977		Allegheny Technologies Inc	8,364		220
		$20,285		Cliffs Natural Resources Inc	11,861		193
				Nucor Corp	24,620		1,066
Healthcare - Services - 1.21%				United States Steel Corp	11,178		196
Aetna Inc	29,304	1,862					$1,675
Cigna Corp	22,105	1,602
DaVita HealthCare Partners Inc (a)	6,557	792		Leisure Products & Services - 0.18%
Humana Inc	12,202	1,030		Carnival Corp	34,399		1,180
Laboratory Corp of America Holdings (a)	7,203	721		Harley-Davidson Inc	17,365		952
Quest Diagnostics Inc	12,243	742					$2,132
Tenet Healthcare Corp (a)	8,019	370		Lodging - 0.26%
UnitedHealth Group Inc	79,024	5,175		Marriott International Inc/DE	18,560		749
WellPoint Inc	23,270	1,904		Starwood Hotels & Resorts Worldwide Inc	15,074		953
		$14,198		Wyndham Worldwide Corp	10,527		603
Holding Companies - Diversified - 0.05%				Wynn Resorts Ltd	6,182		791
Leucadia National Corp	22,858	599					$3,096
				Machinery - Construction & Mining - 0.39%
Home Builders - 0.12%				Caterpillar Inc	50,938		4,202
DR Horton Inc	21,721	462		Joy Global Inc	8,233		399
Lennar Corp	12,818	462					$4,601
Pulte Group Inc (a)	26,419	501
				Machinery - Diversified - 0.59%
		$1,425		Cummins Inc	13,671		1,483
Home Furnishings - 0.08%				Deere & Co	30,063		2,443
Harman International Industries Inc	5,265	285		Flowserve Corp	14,708		794
Whirlpool Corp	6,133	702		Rockwell Automation Inc	10,820		899
		$987		Roper Industries Inc	7,671		953
				Xylem Inc/NY	14,355		387
Housewares - 0.05%							$6,959
Newell Rubbermaid Inc	22,351	587
				Media - 3.34%
				Cablevision Systems Corp	16,761		282
Insurance - 4.10%				CBS Corp	44,210		2,161
ACE Ltd	26,355	2,358		Comcast Corp - Class A	204,021		8,544
Aflac Inc	36,120	2,099		DIRECTV (a)	43,273		2,666
Allstate Corp/The	36,308	1,747		Discovery Communications Inc - A Shares (a)	18,959		1,464
American International Group Inc (a)	114,378	5,113		Gannett Co Inc	17,733		434
Aon PLC	23,949	1,541		News Corp - Class A	154,212		5,027
Assurant Inc	5,965	304		Scripps Networks Interactive Inc	6,587		440
Berkshire Hathaway Inc - Class B (a)	141,333	15,818		Time Warner Cable Inc	22,542		2,535
Chubb Corp/The	20,079	1,700		Time Warner Inc	72,220		4,176
Cincinnati Financial Corp	11,386	523		Viacom Inc	34,563		2,352
Genworth Financial Inc (a)	38,202	436		Walt Disney Co/The	139,526		8,811
Hartford Financial Services Group Inc	35,320	1,092		Washington Post Co/The	351		170
Lincoln National Corp	20,799	759					$39,062
Loews Corp	23,806	1,057
Marsh & McLennan Cos Inc	42,645	1,702		Metal Fabrication & Hardware - 0.22%
MetLife Inc	84,835	3,882		Precision Castparts Corp	11,337		2,562
Progressive Corp/The	42,937	1,091
Prudential Financial Inc	36,103	2,637		Mining - 0.34%
Torchmark Corp	7,165	467		Alcoa Inc	82,850		648
Travelers Cos Inc/The	29,163	2,331		Freeport-McMoRan Copper & Gold Inc	80,434		2,221

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Mining (continued)				Packaging & Containers (continued)
Newmont Mining Corp	38,521	$1,153		Sealed Air Corp	15,172		$363
		$4,022					$1,508
Miscellaneous Manufacturing - 3.18%				Pharmaceuticals - 6.75%
3M Co	49,194	5,379		Abbott Laboratories	120,771		4,212
Danaher Corp	45,080	2,854		AbbVie Inc	122,698		5,072
Dover Corp	13,256	1,030		Actavis Inc (a)	9,897		1,249
Eaton Corp PLC	36,653	2,412		Allergan Inc/United States	22,963		1,934
General Electric Co	801,090	18,577		AmerisourceBergen Corp	17,889		999
Illinois Tool Works Inc	32,105	2,221		Bristol-Myers Squibb Co	127,255		5,687
Ingersoll-Rand PLC	21,535	1,196		Cardinal Health Inc	26,482		1,250
Leggett & Platt Inc	11,071	344		Eli Lilly & Co	76,806		3,773
Pall Corp	8,644	574		Express Scripts Holding Co (a)	63,244		3,902
Parker Hannifin Corp	11,563	1,103		Forest Laboratories Inc (a)	18,181		745
Pentair Ltd	15,828	913		Johnson & Johnson	217,616		18,684
Textron Inc	21,527	561		McKesson Corp	17,556		2,010
		$37,164		Mead Johnson Nutrition Co	15,687		1,243
				Merck & Co Inc	233,941		10,867
Office & Business Equipment - 0.09%				Mylan Inc/PA (a)	29,525		916
Pitney Bowes Inc	15,609	229		Perrigo Co	6,848		829
Xerox Corp	95,131	863		Pfizer Inc (b)	517,001		14,481
		$1,092		Zoetis Inc	38,737		1,197
Oil & Gas - 8.05%							$79,050
Anadarko Petroleum Corp	38,851	3,338		Pipelines - 0.52%
Apache Corp	30,359	2,545		Kinder Morgan Inc/DE	48,949		1,867
Cabot Oil & Gas Corp	16,328	1,160		ONEOK Inc	15,968		660
Chesapeake Energy Corp	40,203	819		Spectra Energy Corp	51,845		1,787
Chevron Corp	150,220	17,777		Williams Cos Inc/The	52,891		1,717
ConocoPhillips	94,724	5,731					$6,031
Denbury Resources Inc (a)	28,911	501
Devon Energy Corp	29,253	1,518		Publicly Traded Investment Fund - 0.33%
Diamond Offshore Drilling Inc	5,386	370		iShares Core S&P 500 ETF	24,260		3,905
Ensco PLC	18,049	1,049
EOG Resources Inc	21,079	2,776		Real Estate - 0.05%
EQT Corp	11,655	925		CBRE Group Inc (a)	23,527		550
Exxon Mobil Corp	344,478	31,124
Helmerich & Payne Inc	8,244	515
Hess Corp	23,139	1,538		REITS - 2.00%
Marathon Oil Corp	54,915	1,899		American Tower Corp	30,640		2,242
Marathon Petroleum Corp	25,163	1,788		Apartment Investment & Management Co	11,304		339
Murphy Oil Corp	14,056	856		AvalonBay Communities Inc	9,422		1,271
Nabors Industries Ltd	22,825	349		Boston Properties Inc	11,756		1,240
Newfield Exploration Co (a)	10,493	251		Equity Residential	24,833		1,442
Noble Corp	19,622	737		HCP Inc	35,211		1,600
Noble Energy Inc	27,824	1,671		Health Care REIT Inc	22,036		1,477
Occidental Petroleum Corp	62,416	5,569		Host Hotels & Resorts Inc	57,697		973
Phillips 66	47,974	2,826		Kimco Realty Corp	31,668		679
Pioneer Natural Resources Co	10,581	1,532		Macerich Co/The	10,653		649
QEP Resources Inc	13,888	386		Plum Creek Timber Co Inc	12,616		589
Range Resources Corp	12,634	977		Prologis Inc	38,599		1,456
Rowan Cos PLC (a)	9,622	328		Public Storage	11,184		1,715
Southwestern Energy Co (a)	27,233	995		Simon Property Group Inc	24,082		3,803
Tesoro Corp	10,522	550		Ventas Inc	22,713		1,578
Valero Energy Corp	42,252	1,469		Vornado Realty Trust	13,179		1,092
WPX Energy Inc (a)	15,513	294		Weyerhaeuser Co	42,430		1,209
		$94,163					$23,354
Oil & Gas Services - 1.41%				Retail - 6.20%
Baker Hughes Inc	34,230	1,579		Abercrombie & Fitch Co	6,070		275
Cameron International Corp (a)	19,217	1,175		AutoNation Inc (a)	3,008		130
FMC Technologies Inc (a)	18,376	1,023		AutoZone Inc (a)	2,815		1,193
Halliburton Co	72,209	3,013		Bed Bath & Beyond Inc (a)	16,935		1,201
National Oilwell Varco Inc	33,103	2,281		Best Buy Co Inc	20,800		568
Schlumberger Ltd	102,998	7,381		CarMax Inc (a)	17,398		803
		$16,452		Chipotle Mexican Grill Inc (a)	2,395		873
				Costco Wholesale Corp	33,832		3,741
Packaging & Containers - 0.13%				CVS Caremark Corp	94,859		5,424
Ball Corp	11,525	479		Darden Restaurants Inc	10,057		508
Bemis Co Inc	7,971	312		Dollar General Corp (a)	23,335		1,177
Owens-Illinois Inc (a)	12,744	354
				Dollar Tree Inc (a)	17,341		882
				Family Dollar Stores Inc	7,392		461

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Telecommunications (continued)
GameStop Corp	9,219	$387		CenturyLink Inc	47,186		$1,668
Gap Inc/The	22,464	937		Cisco Systems Inc	414,047		10,066
Home Depot Inc/The	113,174	8,768		Corning Inc	114,281		1,626
JC Penney Co Inc (a)	11,094	189		Crown Castle International Corp (a)	22,713		1,644
Kohl's Corp	15,786	797		Frontier Communications Corp	77,300		313
L Brands Inc	18,608	916		Harris Corp	8,490		418
Lowe's Cos Inc	83,084	3,398		JDS Uniphase Corp (a)	18,325		264
Macy's Inc	29,723	1,427		Juniper Networks Inc (a)	39,222		757
McDonald's Corp	77,671	7,689		Motorola Solutions Inc	21,046		1,215
Nordstrom Inc	11,521	691		Sprint Nextel Corp (a)	233,816		1,641
O'Reilly Automotive Inc (a)	8,559	964		Verizon Communications Inc	221,662		11,159
PetSmart Inc	8,004	536		Windstream Corp	45,924		354
PVH Corp	6,279	785					$45,880
Ross Stores Inc	17,029	1,104
Staples Inc	51,436	816		Textiles - 0.03%
Starbucks Corp	58,005	3,799		Cintas Corp	8,068		367
Target Corp	49,715	3,423
Tiffany & Co	9,291	677		Toys, Games & Hobbies - 0.14%
TJX Cos Inc	55,764	2,791		Hasbro Inc	8,921		400
Urban Outfitters Inc (a)	8,538	343		Mattel Inc	26,759		1,212
Walgreen Co	66,799	2,952					$1,612
Wal-Mart Stores Inc	126,929	9,455
Yum! Brands Inc	34,851	2,417		Transportation - 1.59%
		$72,497		CH Robinson Worldwide Inc	12,439		700
				CSX Corp	79,175		1,836
Savings & Loans - 0.06%				Expeditors International of Washington Inc	16,007		608
Hudson City Bancorp Inc	36,829	337		FedEx Corp	22,831		2,251
People's United Financial Inc	26,266	392		Kansas City Southern	8,536		905
		$729		Norfolk Southern Corp	24,411		1,774
Semiconductors - 2.67%				Ryder System Inc	4,023		245
Advanced Micro Devices Inc (a)	47,051	192		Union Pacific Corp	36,163		5,579
Altera Corp	24,803	818		United Parcel Service Inc	55,046		4,760
Analog Devices Inc	23,875	1,076					$18,658
Applied Materials Inc	93,093	1,388		TOTAL COMMON STOCKS			$1,111,951
Broadcom Corp	40,699	1,374			Maturity
First Solar Inc (a)	5,147	230		REPURCHASE AGREEMENTS - 2.58%	Amount (000's)		Value(000	's)
Intel Corp	385,123	9,328		Banks- 2.58%
KLA-Tencor Corp	12,852	716		Investment in Joint Trading Account; Credit	$6,075		$6,074
Lam Research Corp (a)	12,606	559		Suisse Repurchase Agreement; 0.09%
Linear Technology Corp	18,071	666		dated 6/28/2013 maturing 7/1/2013
LSI Corp (a)	42,577	304		(collateralized by US Government
Microchip Technology Inc	15,273	569		Securities; $6,195,989; 4.25% - 8.75%;
Micron Technology Inc (a)	79,806	1,144		dated 08/15/20 - 05/15/39)
NVIDIA Corp	44,773	628		Investment in Joint Trading Account; Deutsche	2,430		2,430
Qualcomm Inc	133,862	8,176		Bank Repurchase Agreement; 0.18% dated
Teradyne Inc (a)	14,770	260		6/28/2013 maturing 7/1/2013
Texas Instruments Inc	85,931	2,996		(collateralized by US Government
Xilinx Inc	20,443	810		Securities; $2,478,395; 0.50% - 4.38%;
		$31,234		dated 01/09/15 - 08/08/19)
Software - 3.53%				Investment in Joint Trading Account; JP	12,757		12,756
Adobe Systems Inc (a)	38,887	1,772		Morgan Repurchase Agreement; 0.10%
Akamai Technologies Inc (a)	13,767	586		dated 6/28/2013 maturing 7/1/2013
Autodesk Inc (a)	17,416	591		(collateralized by US Government
BMC Software Inc (a)	10,262	463		Securities; $13,011,576; 0.00% - 10.35%;
CA Inc	25,661	735		dated 08/03/13 - 06/29/32)
Cerner Corp (a)	11,319	1,088		Investment in Joint Trading Account; Merrill	8,984		8,984
Citrix Systems Inc (a)	14,497	874		Lynch Repurchase Agreement; 0.08%
Dun & Bradstreet Corp/The	3,095	302		dated 6/28/2013 maturing 7/1/2013
Electronic Arts Inc (a)	23,446	538		(collateralized by US Government
Fidelity National Information Services Inc	22,709	973		Securities; $9,163,346; 0.00% - 0.25%;
Fiserv Inc (a)	10,317	902		dated 07/05/13 - 04/15/16)
Intuit Inc	21,624	1,320					$30,244
Microsoft Corp	582,294	20,107		TOTAL REPURCHASE AGREEMENTS			$30,244
Oracle Corp	284,664	8,745		Total Investments			$1,142,195
Red Hat Inc (a)	14,689	702		Other Assets in Excess of Liabilities, Net - 2.40%			$28,036
Salesforce.com Inc (a)	42,048	1,605		TOTAL NET ASSETS - 100.00%			$1,170,231
		$41,303
Telecommunications - 3.92%				(a) Non-Income Producing Security
AT&T Inc	416,810	14,755

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2013 (unaudited)

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,891 or 0.25% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		20 .94%
Financial		18 .69%
Technology		11 .75%
Communications		10 .83%
Energy		10 .05%
Industrial		9 .87%
Consumer, Cyclical		9 .09%
Utilities		3 .08%
Basic Materials		2.92%
Exchange Traded Funds		0 .33%
Diversified		0 .05%
Other Assets in Excess of Liabilities, Net		2 .40%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	605	$48,521	$48,379	$(142)
Total					$(142)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2013 (unaudited)

COMMON STOCKS - 96.94%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 0.54%				Forest Products & Paper - 1.08%
Alliant Techsystems Inc	17,228	$1,418		International Paper Co	63,786		$2,826
Automobile Manufacturers - 0.81%				Gas - 1.54%
Oshkosh Corp (a)	56,209	2,134		Atmos Energy Corp	54,140		2,223
				Vectren Corp	53,295		1,803
Automobile Parts & Equipment - 1.18%							$4,026
Visteon Corp (a)	19,456	1,228		Hand & Machine Tools - 0.47%
WABCO Holdings Inc (a)	25,119	1,876		Stanley Black & Decker Inc	16,020		1,238
		$3,104
Banks - 16.72%				Healthcare - Services - 4.06%
Fifth Third Bancorp	279,343	5,042		Aetna Inc	60,912		3,870
Goldman Sachs Group Inc/The	54,902	8,304		HCA Holdings Inc	86,185		3,108
JP Morgan Chase & Co	248,119	13,098		Tenet Healthcare Corp (a)	36,011		1,660
Regions Financial Corp	308,500	2,940		WellPoint Inc	24,329		1,991
US Bancorp/MN	113,496	4,103					$10,629
Wells Fargo & Co	250,297	10,330
		$43,817		Home Builders - 0.64%
				Pulte Group Inc (a)	88,124		1,672
Biotechnology - 2.23%
Amgen Inc	39,292	3,877
Gilead Sciences Inc (a)	38,479	1,970		Home Furnishings - 1.07%
		$5,847		Whirlpool Corp	24,619		2,816
Chemicals - 2.91%				Insurance - 8.26%
CF Industries Holdings Inc	17,588	3,016		Allstate Corp/The	128,613		6,189
LyondellBasell Industries NV	51,947	3,442		American Financial Group Inc/OH	62,869		3,075
Westlake Chemical Corp	12,026	1,160		Fidelity National Financial Inc	145,454		3,463
		$7,618		Lincoln National Corp	75,227		2,743
Commercial Services - 2.25%				Protective Life Corp	85,418		3,281
ADT Corp/The	81,315	3,240		Validus Holdings Ltd	80,168		2,896
CoreLogic Inc/United States (a)	48,288	1,119					$21,647
Manpowergroup Inc	27,846	1,526		Internet - 2.60%
		$5,885		Symantec Corp	164,468		3,695
Computers - 1.31%				Yahoo! Inc (a)	124,484		3,126
Western Digital Corp	55,410	3,440					$6,821
				Media - 2.80%
Consumer Products - 2.50%				Comcast Corp - Class A	175,368		7,344
Avery Dennison Corp	54,805	2,344
Kimberly-Clark Corp	43,362	4,212		Miscellaneous Manufacturing - 0.87%
		$6,556		General Electric Co (b)	98,284		2,279
Cosmetics & Personal Care - 0.46%
Procter & Gamble Co/The	15,721	1,210		Oil & Gas - 13.21%
				Anadarko Petroleum Corp	35,355		3,038
Diversified Financial Services - 2.49%				Chevron Corp	53,311		6,309
Discover Financial Services	86,060	4,100		Cimarex Energy Co	35,355		2,298
Waddell & Reed Financial Inc	55,802	2,427		ConocoPhillips	16,075		972
		$6,527		Exxon Mobil Corp	75,839		6,852
				Hess Corp	17,878		1,189
Electric - 4.75%				Marathon Oil Corp	115,297		3,987
Ameren Corp	70,565	2,430		Noble Energy Inc	54,776		3,289
Calpine Corp (a)	119,573	2,539		Occidental Petroleum Corp	33,707		3,008
DTE Energy Co	57,885	3,879		Phillips 66	29,934		1,763
NRG Energy Inc	81,396	2,173		Whiting Petroleum Corp (a)	41,618		1,918
Pinnacle West Capital Corp	25,865	1,435					$34,623
		$12,456
				Pharmaceuticals - 5.47%
Electronics - 1.43%				AbbVie Inc	106,524		4,404
Tyco International Ltd	113,403	3,737		Eli Lilly & Co	122,572		6,021
				Mylan Inc/PA (a)	36,130		1,121
Engineering & Construction - 0.55%				Zoetis Inc	90,222		2,787
Fluor Corp	24,275	1,440					$14,333
				Private Equity - 0.87%
Food - 1.61%				American Capital Ltd (a)	180,747		2,290
Kroger Co/The	85,746	2,962
Tyson Foods Inc	48,737	1,251		REITS - 2.19%
		$4,213		American Tower Corp	30,536		2,234

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2013 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	31 .13%
REITS (continued)			Consumer, Non-cyclical	18 .58%
Corrections Corp of America	4,071	$138	Energy	13 .21%
Extra Space Storage Inc	80,639	3,381	Consumer, Cyclical	8 .79%
		$5,753	Communications	8.06%
			Utilities	6 .98%
Retail - 4.56%			Basic Materials	3.99%
Dillard's Inc	35,455	2,906	Industrial	3 .86%
Foot Locker Inc	37,794	1,328	Technology	2 .94%
Macy's Inc	46,161	2,216	Other Assets in Excess of Liabilities, Net	2.46%
Wal-Mart Stores Inc	74,001	5,512	TOTAL NET ASSETS	100.00%
		$11,962

Semiconductors - 0.74%
Marvell Technology Group Ltd	165,195	1,935

Software - 0.89%
CA Inc	81,685	2,339

Telecommunications - 2.66%
AT&T Inc	126,068	4,463
Cisco Systems Inc	103,018	2,504
		$6,967

Textiles - 0.53%
Mohawk Industries Inc (a)	12,415	1,397

Water - 0.69%
American Water Works Co Inc	43,622	1,799

TOTAL COMMON STOCKS		$254,098
	Maturity
REPURCHASE AGREEMENTS - 0.60%	Amount (000's)	Value (000's)

Banks - 0.60%
Investment in Joint Trading Account; Credit	$318	$318
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $324,259; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	127	127
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $129,703; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	668	668
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $680,943; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	470	470
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $479,551; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$1,583
TOTAL REPURCHASE AGREEMENTS		$1,583
Total Investments		$255,681
Other Assets in Excess of Liabilities, Net - 2.46%		$6,458
TOTAL NET ASSETS - 100.00%		$262,139

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,623 or 0.62% of net assets.

See accompanying notes.

Schedule of Investments LargeCap Value Account June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	22	$1,764	$1,759	$(5)
Total					$(5)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2013 (unaudited)

COMMON STOCKS - 99.78%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.35%				Holding Companies - Diversified - 1.61%
Lamar Advertising Co (a)	194,606	$8,446		Leucadia National Corp	384,521		$10,082
Banks - 2.74%				Insurance - 13.17%
BankUnited Inc	46,863	1,219		Alleghany Corp (a)	9,278		3,556
CIT Group Inc (a)	174,381	8,131		Aon PLC	161,952		10,422
M&T Bank Corp	69,536	7,771		Arch Capital Group Ltd (a)	86,641		4,454
		$17,121		Brown & Brown Inc	303,500		9,785
				Fairfax Financial Holdings Ltd	5,750		2,261
Beverages - 1.49%				Fidelity National Financial Inc	110,483		2,630
Beam Inc	98,685	6,228		Loews Corp	343,192		15,238
Molson Coors Brewing Co	64,204	3,073		Markel Corp (a)	29,351		15,466
		$9,301		Marsh & McLennan Cos Inc	138,895		5,545
Building Materials - 0.72%				Progressive Corp/The	254,706		6,475
Martin Marietta Materials Inc	45,485	4,477		White Mountains Insurance Group Ltd	11,218		6,450
							$82,282
Chemicals - 2.69%				Internet - 4.29%
Airgas Inc	77,457	7,394		Liberty Interactive Corp (a)	509,029		11,712
Ashland Inc	74,234	6,198		Liberty Ventures (a)	42,052		3,575
Ecolab Inc	38,087	3,245		VeriSign Inc (a)	257,431		11,497
		$16,837					$26,784
Commercial Services - 6.79%				Lodging - 0.77%
ADT Corp/The	180,419	7,190		Wynn Resorts Ltd	37,609		4,814
Ascent Capital Group Inc (a)	53,392	4,168
Iron Mountain Inc	90,254	2,402		Media - 8.82%
KAR Auction Services Inc	232,577	5,319		Discovery Communications Inc - C Shares (a)	175,760		12,243
Live Nation Entertainment Inc (a)	237,911	3,688
				FactSet Research Systems Inc	29,770		3,035
Macquarie Infrastructure Co LLC	82,822	4,427		Liberty Global PLC (a)	117,616		8,713
McGraw Hill Financial Inc	78,196	4,159		Liberty Global PLC (a)	72,041		4,891
Moody's Corp	137,886	8,401		Liberty Media Corp (a)	175,306		22,222
Robert Half International Inc	81,188	2,698		Starz (a)	144,337		3,190
		$42,452		Tribune Co (a)	14,026		798
Computers - 0.61%							$55,092
MICROS Systems Inc (a)	87,799	3,789
				Mining - 0.88%
				Franco-Nevada Corp	154,321		5,525
Distribution & Wholesale - 1.49%
Fastenal Co	78,934	3,619		Miscellaneous Manufacturing - 0.42%
WW Grainger Inc	22,460	5,664		Colfax Corp (a)	6,653		347
		$9,283		Donaldson Co Inc	63,793		2,275
Diversified Financial Services - 3.14%							$2,622
Charles Schwab Corp/The	437,742	9,293		Oil & Gas - 2.99%
LPL Financial Holdings Inc	158,623	5,989		Cimarex Energy Co	62,483		4,061
SLM Corp	190,098	4,346		EOG Resources Inc	47,686		6,279
		$19,628		Hess Corp	91,462		6,081
Electric - 1.76%				Nabors Industries Ltd	147,756		2,262
Brookfield Infrastructure Partners LP	115,708	4,226					$18,683
Calpine Corp (a)	201,787	4,284
				Pharmaceuticals - 2.12%
National Fuel Gas Co	42,590	2,468		Mead Johnson Nutrition Co	36,935		2,926
		$10,978		Valeant Pharmaceuticals International Inc (a)	119,646		10,299
Electronics - 3.01%							$13,225
Gentex Corp/MI	317,989	7,330		Pipelines - 3.93%
Sensata Technologies Holding NV (a)	138,306	4,827
				Kinder Morgan Inc/DE	279,570		10,666
Tyco International Ltd	201,557	6,641		Kinder Morgan Inc/DE - Warrants (a)	98,499		504
		$18,798		Williams Cos Inc/The	412,206		13,384
Healthcare - Products - 3.32%							$24,554
Becton Dickinson and Co	77,655	7,675		Private Equity - 0.69%
CR Bard Inc	68,313	7,424		Onex Corp	93,908		4,292
DENTSPLY International Inc	137,727	5,641
		$20,740
				Real Estate - 5.67%
Healthcare - Services - 2.20%				Brookfield Asset Management Inc	529,588		19,076
Laboratory Corp of America Holdings (a)	137,268	13,741
				Brookfield Property Partners LP	32,766		665
				CBRE Group Inc (a)	240,814		5,625
				Forest City Enterprises Inc (a)	354,442		6,348
				Howard Hughes Corp/The (a)	33,112		3,712
							$35,426

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2013 (unaudited)

				(a) Non-Income Producing Security
COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS- 1.35%				Portfolio Summary (unaudited)
General Growth Properties Inc	286,395	$5,691		Sector	Percent
Vornado Realty Trust	33,018	2,735		Financial	26 .89%
		$8,426		Communications	18 .87%
Retail - 11.61%				Consumer, Non-cyclical	15 .92%
AutoZone Inc (a)	20,673	8,759		Consumer, Cyclical	14 .97%
Burger King Worldwide Inc	380,679	7,427		Energy	6.92%
CarMax Inc (a)	134,999	6,231		Technology	4 .71%
Copart Inc (a)	231,842	7,141		Industrial	4 .69%
Dollar General Corp (a)	144,690	7,297		Basic Materials	3.57%
O'Reilly Automotive Inc (a)	180,800	20,362		Utilities	1 .76%
TJX Cos Inc	306,475	15,342		Diversified	1 .61%
		$72,559		Other Assets in Excess of Liabilities, Net	0.09%
				TOTAL NET ASSETS	100.00%
Semiconductors - 1.44%
Microchip Technology Inc	242,395	9,029
Software - 2.66%
Fidelity National Information Services Inc	203,608	8,722
Intuit Inc	129,095	7,879
		$16,601
Telecommunications - 4.41%
Crown Castle International Corp (a)	112,958	8,177
EchoStar Corp (a)	127,300	4,979
Motorola Solutions Inc	183,673	10,603
SBA Communications Corp (a)	51,590	3,824
		$27,583
Textiles - 1.10%
Mohawk Industries Inc (a)	61,294	6,895

Transportation - 0.54%
Expeditors International of Washington Inc	88,279	3,355

TOTAL COMMON STOCKS		$623,420
	Maturity
REPURCHASE AGREEMENTS - 0.13%	Amount (000's)	Value(000	's)

Banks- 0.13%
Investment in Joint Trading Account; Credit	$159	$159
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $162,018; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	64	63
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $64,807; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	334	334
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $340,237; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	235	235
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $239,611; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$791
TOTAL REPURCHASE AGREEMENTS		$791
Total Investments		$624,211
Other Assets in Excess of Liabilities, Net - 0.09%		$577
TOTAL NET ASSETS - 100.00%		$624,788

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 4.07%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.07%				BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds TempFund	3,095,000	$3,095		Other Asset Backed Securities (continued)
Portfolio				Volvo Financial Equipment LLC Series 2013-
DWS Money Market Series	3,880,000	3,880		1
STIT - Liquid Assets Portfolio	5,120,000	5,120		0.26%, 4/15/2014(a),(b)	$1,168	$1,168
		$12,095				$3,288
TOTAL INVESTMENT COMPANIES		$12,095		TOTAL BONDS		$27,119
	Principal				Principal
BONDS- 9.12%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS - 8.22%	Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4.72%				California - 0.25%
Ally Auto Receivables Trust 2013-SN1				California Statewide Communities
0.24%, 6/20/2014(a)	$1,130	$1,130		Development Authority (credit support from
AmeriCredit Automobile Receivables Trust				Fannie Mae)
2013-2				0.20%, 7/8/2013	$750	$750
0.25%, 4/8/2014(a)	1,122	1,122
ARI Fleet Lease Trust 2013-A
0.26%, 4/15/2014(a),(b)	1,022	1,022		Colorado - 0.54%
BMW Vehicle Lease Trust 2013-1				City of Colorado Springs CO Utilities System
0.20%, 1/21/2014 (a)	589	589		Revenue (credit support from Bank of
Enterprise Fleet Financing LLC				America)
0.33%, 9/20/2013(a),(b)	123	122		0.20%, 7/8/2013	1,600	1,600
Ford Credit Auto Lease Trust 2013-A
0.23%, 3/15/2014(a),(b)	1,015	1,015		Illinois - 0.14%
Ford Credit Auto Owner Trust 2013-B				Memorial Health System/IL (credit support
0.21%, 5/15/2014(a),(b)	1,189	1,189		from JP Morgan Chase & Co)
Harley Davidson Motorcycle Trust 2013-1				0.10%, 7/8/2013	400	400
0.23%, 5/15/2014(a)	909	909
Honda Auto Receivables 2013-2 Owner Trust
0.24%, 5/16/2014(a)	1,131	1,131		Indiana - 0.14%
				Ball State University Foundation Inc (credit
Hyundai Auto Lease Securitization Trust				support from US Bank)
2013-A
0.23%, 3/17/2014(a),(b)	712	712		0.10%, 7/1/2013	400	400
Hyundai Auto Receivables Trust 2013-A
0.20%, 2/18/2014(a)	353	353		Iowa- 0.30%
Mercedes-Benz Auto Lease Trust 2013-A				Iowa Finance Authority (credit support from
0.27%, 5/15/2014(a)	1,931	1,931		FHLB 100%, Fannie Mae 78.25% and Ginnie
Nissan Auto Lease 2013-A				Mae 21.75%)
0.23%, 6/16/2014(a)	2,009	2,009		0.13%, 7/8/2013	900	900
Santander Drive Auto Receivables Trust 2013-
3
0.25%, 5/15/2014(a)	797	797		Minnesota - 0.57%
				Minnesota Housing Finance Agency (credit
		$14,031		support from State Street Bank & Trust)
Banks- 1.95%				0.20%, 7/8/2013	1,700	1,700
JP Morgan Chase Bank NA
0.33%, 7/9/2013(a)	2,000	2,000
0.39%, 7/21/2014(a)	2,000	2,000		New Mexico - 0.47%
				City of Las Cruces NM (credit support from
Wells Fargo Bank NA				Wells Fargo)
0.37%, 7/22/2014(a)	1,800	1,800
				0.20%, 7/8/2013	200	200
		$5,800		Village of Los Lunas NM (credit support from
Diversified Financial Services - 0.67%				Wells Fargo)
MetLife Inc				0.25%, 7/8/2013	1,200	1,200
0.47%, 8/16/2013(a),(c)	2,000	2,000				$1,400
				New York - 3.80%
Insurance - 0.67%				Housing Development Corp/NY (credit
New York Life Global				support from Fannie Mae)
0.27%, 7/26/2013(a),(c)	2,000	2,000		0.13%, 7/8/2013	2,350	2,350
				Housing Development Corp/NY (credit
				support from Freddie Mac)
Other Asset Backed Securities - 1.11%				0.13%, 7/8/2013	1,520	1,520
CNH Equipment Trust 2013-A				Housing Development Corp/NY (credit
0.23%, 3/15/2014(a)	1,096	1,096
				support from Landesbank Hessen Thueringen)
GE Equipment Transportation LLC Series				0.14%, 7/8/2013	2,000	2,000
2012-2				New York State Housing Finance
0.26%, 10/24/2013(a)	106	106
				Agency (credit support from Fannie Mae)
Great America Leasing Receivables				0.12%, 7/8/2013	900	900
0.24%, 2/18/2014(a),(b)	744	744
				0.20%, 7/8/2013	1,560	1,560
Macquarie Equipment Funding Trust 2012-A				0.25%, 7/8/2013	1,700	1,700
0.29%, 10/21/2013(a),(b)	174	174

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)
New York (continued)				Banks (continued)
New York State Housing Finance				Deutsche Bank Financial LLC (credit support
Agency (credit support from Freddie Mac)				from Deutsche Bank) (continued)
0.12%, 7/8/2013	$1,300	$1,300		0.24%, 7/29/2013	$1,700	$1,700
		$11,330		DNB Bank ASA
				0.20%, 7/26/2013(b),(d)	1,600	1,600
North Carolina - 0.39%				0.22%, 9/4/2013(b),(d)	2,000	1,999
City of Raleigh NC (credit support from				HSBC USA Inc
Wachovia Bank NA)				0.24%, 7/10/2013	2,300	2,300
0.20%, 7/8/2013	840	840		JP Morgan Chase & Co
Rowan County Industrial Facilities & Pollution				0.25%, 7/1/2013	1,000	1,000
Control Financing Authority (credit support				Manhattan Asset Funding Co LLC
from Wells Fargo)				0.19%, 8/1/2013(b)	1,800	1,800
0.25%, 7/8/2013	330	330		0.20%, 7/12/2013(b)	1,800	1,800
		$1,170		0.20%, 8/8/2013(b)	1,900	1,900
Ohio- 0.34%				0.20%, 8/16/2013(b)	2,000	1,999
Ohio Higher Educational Facility				Mitsubishi UFJ Trust & Banking Corp/NY
Commission (credit support from US Bank)				0.19%, 9/16/2013(b)	2,100	2,099
0.18%, 7/8/2013	1,000	1,000		0.20%, 8/27/2013(b)	2,000	1,999
				0.21%, 8/9/2013(b)	1,500	1,500
				Mizuho Funding LLC (credit support from
Pennsylvania - 0.29%				Mizuho Corp Bank LTD)
Luzerne County Industrial Development				0.22%, 9/3/2013(b)	2,000	1,999
Authority (credit support from Wells Fargo)				0.22%, 9/24/2013(b)	2,000	1,999
0.25%, 7/8/2013	865	865		National Australia Funding Delaware
				Inc (credit support from National Australia
Rhode Island - 0.30%				Bank)
Rhode Island Student Loan Authority (credit				0.24%, 8/5/2013(b)	1,200	1,200
support from State Street Bank & Trust)				Nordea Bank AB
0.12%, 7/8/2013	900	900		0.22%, 10/15/2013(b),(d)	2,000	1,999
				Oversea-Chinese Banking Corp Ltd
				0.21%, 7/1/2013(d)	2,000	2,000
Texas- 0.54%				0.22%, 8/5/2013(d)	2,000	1,999
South Central Texas Industrial Development				Skandinaviska Enskilda Banken AB
Corp (credit support from JP Morgan Chase &				0.22%, 7/2/2013(b),(d)	2,000	2,000
Co)				0.22%, 7/22/2013(b),(d)	2,000	2,000
0.13%, 7/8/2013	1,600	1,600		0.24%, 8/7/2013(b),(d)	1,800	1,799
				Societe Generale North America Inc (credit
Washington - 0.15%				support from Societe Generale)
Washington State Housing Finance				0.23%, 7/31/2013	2,000	2,000
Commission (credit support from Bank of				Standard Chartered Bank/New York
America)				0.18%, 8/21/2013(b)	2,000	1,999
0.27%, 7/8/2013	455	455		0.25%, 7/9/2013(b)	2,000	2,000
				Sumitomo Mitsui Banking Corp
TOTAL MUNICIPAL BONDS		$24,470		0.22%, 7/29/2013(b),(d)	2,000	2,000
				0.22%, 9/9/2013(b),(d)	2,000	1,999
	Principal			0.23%, 7/8/2013(b),(d)	800	800
COMMERCIAL PAPER - 74.16%	Amount (000's)	Value(000	's)	0.23%, 7/17/2013(b),(d)	2,200	2,200
Automobile Manufacturers - 2.35%				UBS Finance Delaware LLC (credit support
BMW US Capital LLC (credit support from				from UBS AG)
BMW AG)				0.20%, 9/5/2013	1,250	1,249
0.07%, 7/1/2013(b)	$5,000	$5,000		0.20%, 10/9/2013	1,800	1,799
Toyota Motor Credit Corp				0.23%, 7/5/2013	2,000	2,000
0.23%, 12/10/2013	2,000	1,998		Union Bank NA
		$6,998		0.15%, 7/8/2013	1,850	1,850
Banks- 25.81%				0.15%, 7/19/2013	1,700	1,700
Barclays US Funding Corp				0.16%, 8/6/2013	2,100	2,100
0.20%, 8/13/2013	1,800	1,799		0.20%, 10/10/2013	1,000	999
Commonwealth Bank of Australia						$76,779
0.23%, 10/22/2013(b),(d)	1,900	1,899		Beverages - 0.67%
Credit Suisse/New York NY				Anheuser-Busch InBev Worldwide Inc (credit
0.24%, 7/18/2013	2,000	2,000		support from Anheuser-Busch InBev SA/NV
0.24%, 9/11/2013	2,000	1,999		Anheuser-Busch Companies, Inc., BrandBrew
0.24%, 10/7/2013	1,500	1,499		S.A., Cobrew NV/SA)
DBS Bank Ltd				0.18%, 7/10/2013(b)	2,000	2,000
0.25%, 12/12/2013(b),(d)	2,000	1,998
Deutsche Bank Financial LLC (credit support
from Deutsche Bank)				Commercial Services - 1.90%
0.23%, 8/19/2013	2,200	2,199		Catholic Health Initiatives
				0.14%, 8/8/2013	2,100	2,100

See accompanying notes.

Schedule of Investments
Money Market Account
June 30, 2013 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Catholic Health Initiatives (continued)			Sheffield Receivables Corp
0.14%, 8/19/2013	$2,100	$2,099	0.17%, 7/25/2013(b)	$2,000	$2,000
Salvation Army/United States			0.17%, 8/6/2013(b)	2,000	2,000
0.17%, 7/17/2013	1,465	1,465	0.20%, 8/1/2013(b)	1,700	1,700
		$5,664	Thunder Bay Funding LLC
			0.20%, 10/24/2013(b)	2,100	2,099
Consumer Products - 0.44%			UOB Funding LLC (credit support from
Reckitt Benckiser Treasury Services			United Overseas Bank Ltd)
PLC (credit support from Reckitt Benckiser			0.21%, 8/13/2013	2,000	1,999
Group)			0.22%, 8/12/2013	1,700	1,699
0.40%, 8/5/2013(b)	1,300	1,299
			0.25%, 7/26/2013	2,000	1,999
					$81,586
Diversified Financial Services - 27.42%
Alpine Securitization Corp			Electric - 5.28%
0.15%, 7/18/2013(b)	2,400	2,400	GDF Suez
			0.20%, 7/23/2013(b)	2,000	1,999
0.15%, 7/24/2013(b)	2,000	2,000
			0.20%, 7/30/2013(b)	1,400	1,400
0.15%, 7/25/2013(b)	1,600	1,600
			0.22%, 8/26/2013(b)	2,000	1,999
AXA Financial Inc (credit support from AXA			0.24%, 10/1/2013(b)	2,000	1,999
SA)
0.26%, 7/1/2013(b)	1,500	1,500	Oglethorpe Power Corp
			0.15%, 7/11/2013(b)	2,100	2,100
BNP Paribas Finance Inc (credit support from			0.23%, 7/8/2013(b)	2,000	2,000
BNP Paribas)			Southern Co Funding Corp
0.15%, 7/5/2013	2,000	2,000	0.14%, 7/17/2013 (b)	1,200	1,200
0.24%, 9/10/2013	2,000	1,999	0.19%, 7/18/2013(b)	2,000	2,000
CAFCO LLC			0.20%, 7/15/2013(b)	1,000	1,000
0.17%, 7/30/2013(b)	1,800	1,800
Collateralized Commercial Paper Co LLC					$15,697
0.18%, 7/1/2013	2,100	2,100	Insurance - 2.66%
0.20%, 8/1/2013	2,000	1,999	Prudential Funding LLC (credit support from
0.22%, 10/7/2013	2,000	1,999	Prudential Financial Inc)
Dealer Capital Access Trust LLC			0.12%, 7/24/2013	2,000	2,000
0.28%, 7/2/2013	2,200	2,200	0.15%, 7/15/2013	2,000	2,000
0.28%, 7/8/2013	1,800	1,800	Prudential PLC
0.28%, 7/16/2013	2,000	2,000	0.15%, 7/2/2013(b)	1,700	1,700
0.30%, 7/1/2013	1,200	1,200	0.22%, 7/11/2013(b)	2,200	2,200
Fairway Finance LLC					$7,900
0.12%, 7/8/2013(b)	2,000	2,000
0.15%, 8/20/2013(b)	2,000	1,999	Oil & Gas - 3.16%
Gemini Securitization Corp LLC			BP Capital Markets PLC (credit support from
0.15%, 8/1/2013(b)	2,100	2,100	BP PLC)
			0.12%, 8/7/2013(b)	1,900	1,900
Gotham Funding Corp
0.15%, 7/24/2013(b)	1,800	1,800	Motiva Enterprises LLC
0.17%, 7/1/2013(b)	1,700	1,700	0.11%, 7/12/2013	1,700	1,700
0.17%, 8/23/2013(b)	2,000	1,999	0.12%, 7/3/2013	4,300	4,300
0.20%, 9/27/2013(b)	2,000	1,999	0.13%, 7/5/2013	1,500	1,500
ING US Funding LLC (credit support from					$9,400
ING Bank)			Retail - 2.35%
0.15%, 7/2/2013	1,000	1,000	Army & Air Force Exchange Service/The
0.20%, 8/22/2013	2,100	2,099	0.09%, 7/1/2013(b)	5,000	5,000
Jupiter Securitization Co LLC			Wal-Mart Stores Inc
0.21%, 9/17/2013(b)	2,200	2,199	0.05%, 7/1/2013(b)	2,000	2,000
Liberty Street Funding LLC					$7,000
0.14%, 7/12/2013(b)	2,000	2,000
0.15%, 7/19/2013(b)	2,300	2,300	Supranational Bank - 2.12%
0.16%, 7/30/2013(b)	1,100	1,100	Corp Andina de Fomento
0.18%, 9/9/2013(b)	2,000	1,999	0.20%, 9/18/2013(b)	2,000	1,999
Market Street Funding LLC			0.21%, 9/26/2013(b)	2,000	1,999
0.13%, 7/25/2013(b)	2,000	2,000	0.28%, 9/16/2013(b)	2,300	2,299
0.14%, 8/7/2013(b)	2,000	2,000			$6,297
0.17%, 7/15/2013(b)	2,000	2,000	TOTAL COMMERCIAL PAPER		$220,620
Nieuw Amsterdam Receivables Corp				Principal
0.17%, 7/12/2013(b)	1,600	1,600	CERTIFICATE OF DEPOSIT - 1.75%	Amount (000's) Value (000's)
0.17%, 8/9/2013(b)	1,700	1,700
0.17%, 8/15/2013(b)	1,900	1,899	Banks- 1.75%
0.20%, 7/10/2013(b)	2,000	2,000	Bank of America NA
River Fuel Co No 2 Inc (credit support from			0.22%, 8/20/2013	2,000	2,000
Bank of Nova Scotia)			0.23%, 7/16/2013	1,800	1,800
0.13%, 7/31/2013	2,000	2,000

See accompanying notes.

Schedule of Investments Money Market Account June 30, 2013 (unaudited)

	Principal
CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value(000	's)

Banks (continued)
Bank of Nova Scotia/Houston
0.39%, 7/11/2014(a),(d)	$1,400	$1,400
		$5,200
TOTAL CERTIFICATE OF DEPOSIT		$5,200
	Maturity
REPURCHASE AGREEMENTS - 5.04%	Amount (000's)	Value(000	's)

Banks- 5.04%
Goldman Sachs Repurchase Agreement;	$15,000	$15,000
0.10% dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government Security;
$15,300,000; 1.63%; dated 11/19/14)

TOTAL REPURCHASE AGREEMENTS		$15,000
Total Investments		$304,504
Liabilities in Excess of Other Assets, Net - (2.36)%		$(7,010)
TOTAL NET ASSETS - 100.00%		$297,494

(a)	Variable Rate. Rate shown is in effect at June 30, 2013.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $147,319 or 49.52% of net assets.
(c)	Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	65 .97%
Insured	8.22%
Asset Backed Securities	5 .83%
Utilities	5 .28%
Consumer, Cyclical	4 .70%
Exchange Traded Funds	4 .07%
Energy	3.16%
Consumer, Non-cyclical	3 .01%
Government	2.12%
Liabilities in Excess of Other Assets, Net	(2 .36)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.43%			Consumer Products - 1.49%
Boeing Co/The	24,954	$2,556	Clorox Co/The	6,237		$518
Northrop Grumman Corp	7,955	659	Kimberly-Clark Corp	4,310		419
Teledyne Technologies Inc (a)	8,825	683	Tupperware Brands Corp	10,902		847
		$3,898	WD-40 Co	10,973		598
Airlines - 0.60%						$2,382
Alaska Air Group Inc	13,281	691	Cosmetics & Personal Care - 1.08%
Cathay Pacific Airways Ltd ADR	31,549	273	Procter & Gamble Co/The	22,371		1,722
		$964
Apparel - 1.48%			Distribution & Wholesale - 0.55%
Nike Inc	37,351	2,378	Pool Corp	16,884		885
Automobile Manufacturers - 1.10%			Diversified Financial Services - 3.30%
Nissan Motor Co Ltd ADR	11,346	230	Ameriprise Financial Inc	7,394		598
PACCAR Inc	28,658	1,538	Charles Schwab Corp/The	85,003		1,804
		$1,768	Franklin Resources Inc	15,253		2,075
			T Rowe Price Group Inc	11,150		816
Automobile Parts & Equipment - 0.87%						$5,293
Autoliv Inc	5,015	388
Johnson Controls Inc	27,965	1,001	Electric - 0.99%
		$1,389	Duke Energy Corp	9,976		673
			Edison International	16,175		779
Banks - 6.51%			Xcel Energy Inc	4,919		140
City National Corp/CA	9,981	633				$1,592
East West Bancorp Inc	21,718	597
Goldman Sachs Group Inc/The	2,890	437	Electronics - 1.97%
JP Morgan Chase & Co	41,829	2,208	Electro Scientific Industries Inc	3,636		39
PNC Financial Services Group Inc/The	5,725	417	FEI Co	8,333		608
State Street Corp	14,025	915	FLIR Systems Inc	9,325		252
SVB Financial Group (a)	6,775	565	Thermo Fisher Scientific Inc	10,150		859
US Bancorp/MN	40,150	1,451	Trimble Navigation Ltd (a)	22,470		584
Wells Fargo & Co	77,510	3,199	Waters Corp (a)	8,131		814
		$10,422				$3,156
Beverages - 2.18%			Engineering & Construction - 0.81%
Brown-Forman Corp	10,131	684	Granite Construction Inc	11,925		355
Cia de Bebidas das Americas ADR	4,850	181	Jacobs Engineering Group Inc (a)	17,171		946
Coca-Cola Co/The	23,550	945				$1,301
Coca-Cola HBC AG ADR	7,243	169	Environmental Control - 0.63%
PepsiCo Inc	18,507	1,514	Darling International Inc (a)	6,339		118
		$3,493	Energy Recovery Inc (a)	9,196		38
Biotechnology - 1.07%			Waste Connections Inc	20,737		853
Gilead Sciences Inc (a)	33,451	1,713				$1,009
			Food - 1.99%
Building Materials - 0.61%			Dairy Farm International Holdings Ltd ADR	15,983		954
Apogee Enterprises Inc	19,527	469	General Mills Inc	23,089		1,121
Simpson Manufacturing Co Inc	17,411	512	Kroger Co/The	31,967		1,104
		$981				$3,179
Chemicals - 2.83%			Gas - 1.65%
Axiall Corp	7,132	304	Sempra Energy	32,251		2,637
EI du Pont de Nemours & Co	18,000	945
FMC Corp	14,650	895
International Flavors & Fragrances Inc	12,216	918	Healthcare - Products - 1.57%
			Becton Dickinson and Co	7,911		782
PPG Industries Inc	5,348	783	Edwards Lifesciences Corp (a)	1,400		94
Sigma-Aldrich Corp	8,615	692	Medtronic Inc	11,363		585
		$4,537	Techne Corp	6,600		456
Commercial Services - 1.73%			Varian Medical Systems Inc (a)	8,962		604
Hertz Global Holdings Inc (a)	48,289	1,198				$2,521
Robert Half International Inc	12,550	417
TrueBlue Inc (a)	22,266	469	Healthcare - Services - 0.93%
			DaVita HealthCare Partners Inc (a)	6,124		740
Weight Watchers International Inc	15,010	690	Health Net Inc/CA (a)	680		22
		$2,774	Universal Health Services Inc	10,923		731
Computers - 3.74%						$1,493
Apple Inc	6,860	2,717
EMC Corp/MA	49,450	1,168	Insurance - 2.61%
International Business Machines Corp	11,000	2,102	ACE Ltd	8,994		805
			Fidelity National Financial Inc	23,025		548
		$5,987	HCC Insurance Holdings Inc	27,124		1,169

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)			Pharmaceuticals (continued)
MetLife Inc	13,650	$625	Actavis Inc (a)	3,579		$452
StanCorp Financial Group Inc	4,939	244	Allergan Inc/United States	20,823		1,754
XL Group PLC	26,233	795	Bristol-Myers Squibb Co	33,027		1,476
		$4,186	Forest Laboratories Inc (a)	6,081		249
			Johnson & Johnson	18,886		1,621
Internet - 3.08%			McKesson Corp	16,824		1,926
Amazon.com Inc (a)	4,747	1,318
eBay Inc (a)	23,486	1,215	Teva Pharmaceutical Industries Ltd ADR	10,252		402
			VCA Antech Inc (a)	15,661		409
Google Inc (a)	2,723	2,397
						$10,138
		$4,930
			REITS - 3.26%
Iron & Steel - 0.98%			Alexandria Real Estate Equities Inc	13,455		884
Reliance Steel & Aluminum Co	15,110	991	Annaly Capital Management Inc	6,900		87
Schnitzer Steel Industries Inc	25,085	586	Essex Property Trust Inc	4,083		649
		$1,577	HCP Inc	28,900		1,313
Leisure Products & Services - 0.57%			Plum Creek Timber Co Inc	9,050		422
Ambassadors Group Inc	12,971	46	Sabra Health Care REIT Inc	7,829		204
Carnival Corp	12,975	445	Ventas Inc	5,283		367
Harley-Davidson Inc	7,624	418	Weyerhaeuser Co	45,584		1,299
		$909				$5,225
Lodging - 0.15%			Retail - 5.90%
Red Lion Hotels Corp (a)	38,157	233	Copart Inc (a)	31,075		957
			Costco Wholesale Corp	24,735		2,735
			CVS Caremark Corp	14,209		813
Machinery - Construction & Mining - 0.21%			Home Depot Inc/The	13,063		1,012
Caterpillar Inc	4,010	331	Nordstrom Inc	27,996		1,678
			Starbucks Corp	34,363		2,250
Machinery - Diversified - 1.00%						$9,445
AGCO Corp	5,050	253	Savings & Loans - 0.65%
Deere & Co	16,600	1,349	Washington Federal Inc	55,349		1,045
		$1,602
Media - 2.52%			Semiconductors - 3.54%
Viacom Inc	20,375	1,387	Altera Corp	10,171		336
Walt Disney Co/The	41,873	2,644	Applied Materials Inc	45,687		681
		$4,031	Avago Technologies Ltd	11,900		445
Metal Fabrication & Hardware - 0.71%			Intel Corp	47,936		1,161
			Lam Research Corp (a)	16,201		718
Precision Castparts Corp	5,012	1,133	LSI Corp (a)	29,645		212
			Microchip Technology Inc	26,184		975
Mining - 0.43%			QLogic Corp (a)	12,282		117
Freeport-McMoRan Copper & Gold Inc	25,110	693	Qualcomm Inc	12,575		768
			Supertex Inc	10,475		251
Miscellaneous Manufacturing - 2.05%						$5,664
Aptargroup Inc	12,119	669	Software - 5.55%
Crane Co	11,875	712	Actuate Corp (a)	31,229		207
General Electric Co	82,371	1,910	Adobe Systems Inc (a)	34,140		1,556
		$3,291	Autodesk Inc (a)	13,700		465
			Informatica Corp (a)	11,150		390
Oil & Gas - 8.58%
Apache Corp	23,085	1,935	Microsoft Corp	104,486		3,608
			Omnicell Inc (a)	16,541		340
Chevron Corp	33,133	3,921
CNOOC Ltd ADR	1,852	310	Oracle Corp	58,309		1,791
			Tyler Technologies Inc (a)	7,714		529
Devon Energy Corp	19,435	1,008
Energen Corp	12,350	646				$8,886
Exxon Mobil Corp	27,901	2,521	Telecommunications - 3.92%
HollyFrontier Corp	6,500	278	AT&T Inc	56,641		2,005
Nabors Industries Ltd	16,284	249	China Mobile Ltd ADR	19,390		1,004
Occidental Petroleum Corp	24,211	2,160	Cisco Systems Inc	40,118		975
Total SA ADR	14,675	715	Corning Inc	47,526		676
		$13,743	Polycom Inc (a)	26,575		280
Oil & Gas Services - 0.62%			Verizon Communications Inc	26,692		1,344
Natural Gas Services Group Inc (a)	19,435	457				$6,284
Schlumberger Ltd	7,580	543	Toys, Games & Hobbies - 0.88%
		$1,000	Hasbro Inc	10,870		487
Pharmaceuticals - 6.33%			Mattel Inc	20,445		927
Abbott Laboratories	23,585	823				$1,414
AbbVie Inc	24,810	1,026

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2013 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value(000	's)

	Transportation - 1.75%
	Con-way Inc	4,335	$169
	Expeditors International of Washington Inc	36,653	1,393
	Union Pacific Corp	8,060	1,244
			$2,806
	Trucking & Leasing - 0.31%
	Greenbrier Cos Inc (a)	20,265	494
Water	- 0.18%
	California Water Service Group	14,800	289

	TOTAL COMMON STOCKS		$156,823
		Maturity
	REPURCHASE AGREEMENTS - 1.20%	Amount (000's)	Value(000	's)

	Banks- 1.20%
	Investment in Joint Trading Account; Credit	$385	$386
	Suisse Repurchase Agreement; 0.09%
	dated 6/28/2013 maturing 7/1/2013
	(collateralized by US Government
	Securities; $393,125; 4.25% - 8.75%; dated
	08/15/20 - 05/15/39)
	Investment in Joint Trading Account; Deutsche	154	154
	Bank Repurchase Agreement; 0.18% dated
	6/28/2013 maturing 7/1/2013
	(collateralized by US Government
	Securities; $157,250; 0.50% - 4.38%; dated
	01/09/15 - 08/08/19)
	Investment in Joint Trading Account; JP	809	809
	Morgan Repurchase Agreement; 0.10%
	dated 6/28/2013 maturing 7/1/2013
	(collateralized by US Government
	Securities; $825,564; 0.00% - 10.35%;
	dated 08/03/13 - 06/29/32)
	Investment in Joint Trading Account; Merrill	570	570
	Lynch Repurchase Agreement; 0.08%
	dated 6/28/2013 maturing 7/1/2013
	(collateralized by US Government
	Securities; $581,399; 0.00% - 0.25%; dated
	07/05/13 - 04/15/16)
			$1,919
	TOTAL REPURCHASE AGREEMENTS		$1,919
	Total Investments		$158,742
	Other Assets in Excess of Liabilities, Net - 0.91%		$1,455
	TOTAL NET ASSETS - 100.00%		$160,197

	(a) Non-Income Producing Security

Portfolio Summary (unaudited)

	Sector		Percent
	Consumer, Non-cyclical		18 .36%
	Financial		17 .53%
	Technology		12 .83%
	Industrial		12 .48%
	Consumer, Cyclical		12 .11%
	Communications		9 .52%
	Energy		9.20%
	Basic Materials		4.24%
	Utilities		2 .82%
	Other Assets in Excess of Liabilities, Net		0 .91%
	TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Principal LifeTime 2010 Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 68.18%
Bond Market Index Fund (a)	410,941	$4,418
Core Plus Bond Fund I (a)	455,941	5,011
Diversified International Fund (a)	208,244	2,178
Diversified Real Asset Fund (a)	147,261	1,719
Equity Income Fund (a)	97,716	2,118
Global Diversified Income Fund (a)	161,111	2,230
Global Multi-Strategy Fund (a)	117,095	1,237
Global Opportunities Fund (a),(b)	73,503	784
High Yield Fund I (a)	134,281	1,402
Inflation Protection Fund (a)	284,062	2,437
International Emerging Markets Fund (a)	33,456	764
LargeCap Value Fund I (a)	143,532	1,895
MidCap Fund (a)	120,386	2,160
Overseas Fund (a)	202,110	2,130
SmallCap Growth Fund I (a),(b)	59,652	764
SmallCap Value Fund II (a)	64,848	794
		$32,041

Principal Variable Contracts Funds, Inc. Class 1 - 31.81%
Bond & Mortgage Securities Account (a)	451,589	5,189
LargeCap Growth Account I (a)	106,153	2,943
LargeCap S&P 500 Index Account (a)	175,161	2,060
LargeCap Value Account (a)	31,622	1,012
Short-Term Income Account (a)	1,430,521	3,748
		$14,952
TOTAL INVESTMENT COMPANIES		$46,993
Total Investments		$46,993
Other Assets in Excess of Liabilities, Net - 0.01%		$6
TOTAL NET ASSETS - 100.00%		$46,999

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		47 .25%
Domestic Equity Funds		29 .25%
International Equity Funds		12 .46%
Specialty Funds		11 .03%
Other Assets in Excess of Liabilities, Net		0 .01%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	467,312	$5,654		25,179	$296	40,902		$481	451,589	$5,467
Bond Market Index Fund	426,757	4,584		25,283	278	41,099		452	410,941	4,410
Core Plus Bond Fund I	472,233	5,058		26,113	296	42,405		480	455,941	4,873
Diversified International Fund	156,720	2,271		69,082	746	17,558		186	208,244	2,840
Diversified Real Asset Fund	152,679	1,589		8,626	103	14,044		167	147,261	1,527
Equity Income Fund	100,860	1,909		6,522	139	9,666		204	97,716	1,853
Global Diversified Income Fund	163,743	1,784		12,431	177	15,063		214	161,111	1,749
Global Multi-Strategy Fund	55,646	557		73,095	777	11,646		124	117,095	1,213
Global Opportunities Fund	—	—		76,270	814	2,767		30	73,503	784
High Yield Fund I	135,217	1,333		9,643	104	10,579		115	134,281	1,323
Inflation Protection Fund	292,820	2,356		14,175	129	22,933		210	284,062	2,284
International Emerging Markets Fund	34,328	994		1,429	36	2,301		58	33,456	970
International Equity Index Fund	66,653	604		49	1	66,702		712	—	—
International Fund I	89,864	1,185		66	1	89,930		1,055	—	—
LargeCap Growth Account I	118,959	2,101		5,430	145	18,236		486	106,153	1,866
LargeCap S&P 500 Index Account	181,029	1,442		9,133	103	15,001		168	175,161	1,399
LargeCap Value Account	38,947	1,254		1,650	52	8,975		285	31,622	1,016
LargeCap Value Fund I	175,211	2,096		7,274	93	38,953		502	143,532	1,645
MidCap Fund	124,266	1,844		6,050	105	9,930		170	120,386	1,786
Overseas Fund	169,566	1,530		50,227	536	17,683		187	202,110	1,879
Short-Term Income Account	1,480,397	3,743		79,381	208	129,257		339	1,430,521	3,614
SmallCap Growth Fund I	61,305	552		2,591	31	4,244		51	59,652	534
SmallCap Value Fund II	66,563	524		2,684	31	4,399		51	64,848	509

		$44,964			$5,201			$6,727		$43,541

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$(2)	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			(1)				—
Diversified International Fund			—			9				—
Diversified Real Asset Fund			—			2				—
Equity Income Fund			27			9				—
Global Diversified Income Fund			54			2				—
Global Multi-Strategy Fund			—			3				—
Global Opportunities Fund			—			—				—
High Yield Fund I			40			1				—
Inflation Protection Fund			—			9				—
International Emerging Markets Fund			—			(2)				—
International Equity Index Fund			—			107				—
International Fund I			—			(131)				—
LargeCap Growth Account I			—			106				—
LargeCap S&P 500 Index Account			—			22				—
LargeCap Value Account			—			(5)				—
LargeCap Value Fund I			—			(42)				—
MidCap Fund			—			7				—
Overseas Fund			—			—				—
Short-Term Income Account			—			2				—
SmallCap Growth Fund I			—			2				—
SmallCap Value Fund II			—			5				—
			$121			$103	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2020 Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 71.16%
Bond Market Index Fund (a)	1,619,561	$17,410
Core Plus Bond Fund I (a)	1,778,198	19,542
Diversified International Fund (a)	1,157,786	12,110
Diversified Real Asset Fund (a)	539,488	6,296
Equity Income Fund (a)	310,649	6,735
Global Diversified Income Fund (a)	327,951	4,539
Global Multi-Strategy Fund (a)	499,298	5,273
Global Opportunities Fund (a),(b)	979,419	10,450
Global Real Estate Securities Fund (a)	874,182	7,282
High Yield Fund I (a)	377,776	3,944
Inflation Protection Fund (a)	592,779	5,086
International Emerging Markets Fund (a)	248,563	5,680
LargeCap Value Fund I (a)	1,178,018	15,550
MidCap Fund (a)	177,888	3,191
MidCap Growth Fund III (a)	353,920	4,364
MidCap Value Fund III (a)	253,446	4,233
Overseas Fund (a)	1,171,903	12,352
SmallCap Growth Fund I (a),(b)	326,177	4,178
SmallCap Value Fund II (a)	353,416	4,329
		$152,544

Principal Variable Contracts Funds, Inc. Class 1 - 28.78%
Bond & Mortgage Securities Account (a)	1,730,197	19,880
LargeCap Growth Account I (a)	660,468	18,315
LargeCap S&P 500 Index Account (a)	1,222,037	14,371
LargeCap Value Account (a)	285,614	9,143
		$61,709
TOTAL INVESTMENT COMPANIES		$214,253
Total Investments		$214,253
Other Assets in Excess of Liabilities, Net - 0.06%		$121
TOTAL NET ASSETS - 100.00%		$214,374

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39 .37%
Fixed Income Funds	30 .72%
International Equity Funds	22 .33%
Specialty Funds	7 .52%
Other Assets in Excess of Liabilities, Net	0 .06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	1,681,602	$20,377		138,838	$1,631	90,243	$1,063	1,730,197	$20,942
Bond Market Index Fund	1,339,148	14,294		368,718	4,058	88,305	973	1,619,561	17,380
Core Plus Bond Fund I	1,727,987	18,552		143,896	1,631	93,685	1,061	1,778,198	19,120
Diversified International Fund	967,007	14,723		249,102	2,691	58,323	626	1,157,786	16,791
Diversified Real Asset Fund	509,715	5,334		58,708	712	28,935	346	539,488	5,702
Equity Income Fund	314,620	5,949		11,716	250	15,687	337	310,649	5,872
Global Diversified Income Fund	294,440	3,999		51,373	741	17,862	255	327,951	4,486
Global Multi-Strategy Fund	227,661	2,278		298,985	3,178	27,348	291	499,298	5,166
Global Opportunities Fund	—	—		1,010,510	10,841	31,091	340	979,419	10,503
Global Real Estate Securities Fund	994,418	7,444		28,710	246	148,946	1,343	874,182	6,496
High Yield Fund I	375,392	3,467		19,107	205	16,723	179	377,776	3,494
Inflation Protection Fund	607,141	5,339		22,704	206	37,066	336	592,779	5,210
International Emerging Markets Fund	253,824	7,102		8,159	207	13,420	339	248,563	6,971
International Equity Index Fund	613,543	5,624		2,159	23	615,702	6,567	—	—
International Fund I	493,096	6,929		1,660	19	494,756	5,803	—	—
LargeCap Growth Account	271,495	3,656		876	15	272,371	4,972	—	—
LargeCap Growth Account I	673,967	11,831		21,617	581	35,116	949	660,468	11,580
LargeCap S&P 500 Index Account	1,332,881	10,625		38,808	440	149,652	1,719	1,222,037	9,739
LargeCap Value Account	322,683	8,975		9,229	289	46,298	1,472	285,614	7,779
LargeCap Value Fund I	1,510,556	16,878		38,393	493	370,931	4,806	1,178,018	12,104
MidCap Fund	181,327	2,678		5,557	96	8,996	157	177,888	2,624
MidCap Growth Fund III	360,803	3,491		11,021	131	17,904	214	353,920	3,409
MidCap Value Fund I	287,271	3,699		1,012	15	288,283	4,593	—	—
MidCap Value Fund III	—	—		264,320	4,195	10,874	179	253,446	4,019
Overseas Fund	978,374	9,007		251,973	2,691	58,444	625	1,171,903	11,073
SmallCap Growth Fund I	331,934	3,030		9,157	111	14,914	181	326,177	2,960
SmallCap Value Fund II	359,357	2,834		9,521	111	15,462	181	353,416	2,775

		$198,115			$35,807		$39,907		$196,195

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$(3)			$—
Bond Market Index Fund			—			1			—
Core Plus Bond Fund I			—			(2)			—
Diversified International Fund			—			3			—
Diversified Real Asset Fund			—			2			—
Equity Income Fund			87			10			—
Global Diversified Income Fund			103			1			—
Global Multi-Strategy Fund			—			1			—
Global Opportunities Fund			—			2			—
Global Real Estate Securities Fund			76			149			—
High Yield Fund I			113			1			—
Inflation Protection Fund			—			1			—
International Emerging Markets Fund			—			1			—
International Equity Index Fund			—			920			—
International Fund I			—			(1,145)			—
LargeCap Growth Account			—			1,301			—
LargeCap Growth Account I			—			117			—
LargeCap S&P 500 Index Account			—			393			—
LargeCap Value Account			—			(13)			—
LargeCap Value Fund I			—			(461)			—
MidCap Fund			—			7			—
MidCap Growth Fund III			—			1			—
MidCap Value Fund I			—			879			—
MidCap Value Fund III			—			3			—
Overseas Fund			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			11			—
			$379			$2,180			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2030 Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 67.84%
Bond Market Index Fund (a)	460,385	$4,949
Core Plus Bond Fund I (a)	480,101	5,276
Diversified International Fund (a)	666,305	6,970
Diversified Real Asset Fund (a)	184,678	2,155
Global Multi-Strategy Fund (a)	244,680	2,584
Global Opportunities Fund (a),(b)	441,576	4,712
Global Real Estate Securities Fund (a)	599,677	4,995
High Yield Fund I (a)	206,965	2,161
Inflation Protection Fund (a)	219,408	1,883
International Emerging Markets Fund (a)	138,446	3,163
LargeCap Value Fund I (a)	677,611	8,944
MidCap Growth Fund III (a)	248,275	3,061
MidCap Value Fund III (a)	160,653	2,683
Overseas Fund (a)	656,935	6,924
Preferred Securities Fund (a)	205,758	2,128
SmallCap Growth Fund I (a),(b)	186,650	2,391
SmallCap Value Fund II (a)	200,131	2,452
		$67,431

Principal Variable Contracts Funds, Inc. Class 1 - 32.02%
Bond & Mortgage Securities Account (a)	478,464	5,497
LargeCap Growth Account (a)	147,524	2,791
LargeCap Growth Account I (a)	407,929	11,312
LargeCap S&P 500 Index Account (a)	601,762	7,077
LargeCap Value Account (a)	160,704	5,144
		$31,821
TOTAL INVESTMENT COMPANIES		$99,252
Total Investments		$99,252
Other Assets in Excess of Liabilities, Net - 0.14%		$144
TOTAL NET ASSETS - 100.00%		$99,396

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		46 .14%
International Equity Funds		26 .93%
Fixed Income Funds		22 .02%
Specialty Funds		4 .77%
Other Assets in Excess of Liabilities, Net		0 .14%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	473,752	$5,387		22,619	$266	17,907	$211	478,464	$5,442
Bond Market Index Fund	455,773	4,895		22,181	244	17,569	194	460,385	4,945
Core Plus Bond Fund I	475,207	5,080		23,482	266	18,588	211	480,101	5,135
Diversified International Fund	507,217	6,381		181,914	1,965	22,826	245	666,305	8,102
Diversified Real Asset Fund	158,286	1,666		33,142	402	6,750	81	184,678	1,987
Global Multi-Strategy Fund	101,281	1,014		152,022	1,616	8,623	92	244,680	2,538
Global Opportunities Fund	—	—		452,488	4,862	10,912	120	441,576	4,743
Global Real Estate Securities Fund	624,403	4,704		27,866	240	52,592	472	599,677	4,499
High Yield Fund I	246,576	2,354		13,691	147	53,302	572	206,965	1,916
Inflation Protection Fund	162,811	1,426		64,497	591	7,900	72	219,408	1,945
International Emerging Markets Fund	137,014	3,048		6,991	178	5,559	141	138,446	3,085
International Equity Index Fund	205,711	2,087		1,732	18	207,443	2,214	—	—
International Fund I	281,979	3,156		1,738	20	283,717	3,328	—	—
LargeCap Growth Account	238,254	2,783		7,122	129	97,852	1,802	147,524	1,585
LargeCap Growth Account I	422,541	7,148		18,766	500	33,378	897	407,929	6,835
LargeCap S&P 500 Index Account	595,642	4,774		28,257	318	22,137	252	601,762	4,843
LargeCap Value Account	174,797	4,120		7,309	227	21,402	680	160,704	3,654
LargeCap Value Fund I	809,766	8,279		31,689	404	163,844	2,121	677,611	6,481
MidCap Growth Fund III	204,171	1,707		53,477	641	9,373	111	248,275	2,238
MidCap Value Fund I	158,078	1,742		1,327	20	159,405	2,551	—	—
MidCap Value Fund III	—	—		165,631	2,643	4,978	82	160,653	2,562
Overseas Fund	495,879	4,717		183,998	1,965	22,942	245	656,935	6,437
Preferred Securities Fund	199,640	2,030		12,893	137	6,775	72	205,758	2,095
SmallCap Growth Fund I	185,128	1,606		7,064	84	5,542	66	186,650	1,624
SmallCap Value Fund II	198,536	1,586		7,336	84	5,741	67	200,131	1,604

		$81,690			$17,967		$16,899		$84,295

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—			$—
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			—			—			—
Diversified International Fund			—			1			—
Diversified Real Asset Fund			—			—			—
Global Multi-Strategy Fund			—			—			—
Global Opportunities Fund			—			1			—
Global Real Estate Securities Fund			50			27			—
High Yield Fund I			66			(13)			—
Inflation Protection Fund			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			109			—
International Fund I			—			152			—
LargeCap Growth Account			—			475			—
LargeCap Growth Account I			—			84			—
LargeCap S&P 500 Index Account			—			3			—
LargeCap Value Account			—			(13)			—
LargeCap Value Fund I			—			(81)			—
MidCap Growth Fund III			—			1			—
MidCap Value Fund I			—			789			—
MidCap Value Fund III			—			1			—
Overseas Fund			—			—			—
Preferred Securities Fund			55			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			1			—
			$171			$1,537			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2040 Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 65.54%
Bond Market Index Fund (a)	74,935	$805
Core Plus Bond Fund I (a)	77,667	854
Diversified International Fund (a)	248,362	2,598
Diversified Real Asset Fund (a)	37,783	441
Global Multi-Strategy Fund (a)	63,608	672
Global Opportunities Fund (a),(b)	155,835	1,663
Global Real Estate Securities Fund (a)	183,614	1,529
High Yield Fund I (a)	64,833	677
International Emerging Markets Fund (a)	48,593	1,110
LargeCap Value Fund I (a)	242,700	3,204
MidCap Growth Fund III (a)	79,404	979
MidCap Value Fund III (a)	62,305	1,040
Overseas Fund (a)	250,794	2,643
Preferred Securities Fund (a)	49,859	515
SmallCap Growth Fund I (a),(b)	60,170	771
SmallCap Value Fund II (a)	59,801	733
		$20,234

Principal Variable Contracts Funds, Inc. Class 1 - 34.36%
Bond & Mortgage Securities Account (a)	78,029	897
LargeCap Growth Account (a)	63,163	1,195
LargeCap Growth Account I (a)	145,677	4,040
LargeCap S&P 500 Index Account (a)	209,426	2,463
LargeCap Value Account (a)	62,964	2,015
		$10,610
TOTAL INVESTMENT COMPANIES		$30,844
Total Investments		$30,844
Other Assets in Excess of Liabilities, Net - 0.10%		$31
TOTAL NET ASSETS - 100.00%		$30,875

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53 .25%
International Equity Funds		30 .91%
Fixed Income Funds		12 .13%
Specialty Funds		3 .61%
Other Assets in Excess of Liabilities, Net		0 .10%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	67,966	$808		15,048	$177	4,985		$60	78,029	$925
Bond Market Index Fund	68,597	738		9,452	104	3,114		35	74,935	807
Core Plus Bond Fund I	67,234	726		15,607	177	5,174		59	77,667	844
Diversified International Fund	174,111	2,313		87,858	947	13,607		145	248,362	3,115
Diversified Real Asset Fund	32,524	341		7,868	95	2,609		32	37,783	404
Global Multi-Strategy Fund	27,443	275		40,131	426	3,966		42	63,608	659
Global Opportunities Fund	—	—		161,664	1,736	5,829		64	155,835	1,673
Global Real Estate Securities Fund	177,579	1,325		33,021	286	26,986		243	183,614	1,376
High Yield Fund I	56,890	550		11,176	120	3,233		35	64,833	635
International Emerging Markets Fund	42,491	1,157		9,142	234	3,040		78	48,593	1,313
International Equity Index Fund	77,523	741		1,241	13	78,764		840	—	—
International Fund I	85,579	1,145		1,409	16	86,988		1,021	—	—
LargeCap Growth Account	72,688	1,013		10,109	185	19,634		360	63,163	854
LargeCap Growth Account I	128,845	2,343		25,144	676	8,312		224	145,677	2,797
LargeCap S&P 500 Index Account	185,284	1,480		36,078	410	11,936		135	209,426	1,756
LargeCap Value Account	56,385	1,555		9,842	310	3,263		103	62,964	1,762
LargeCap Value Fund I	252,946	2,791		42,748	550	52,994		681	242,700	2,674
MidCap Growth Fund III	69,708	690		14,510	174	4,814		57	79,404	807
MidCap Value Fund I	54,864	704		906	13	55,770		894	—	—
MidCap Value Fund III	—	—		65,170	1,043	2,865		46	62,305	997
Overseas Fund	175,895	1,697		88,627	947	13,728		145	250,794	2,499
Preferred Securities Fund	43,909	459		8,400	90	2,450		27	49,859	522
SmallCap Growth Fund I	54,237	584		8,900	108	2,967		35	60,170	657
SmallCap Value Fund II	53,657	432		9,216	108	3,072		36	59,801	504

		$23,867			$8,945			$5,397		$27,580

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			1				—
Global Real Estate Securities Fund			16			8				—
High Yield Fund I			18			—				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			86				—
International Fund I			—			(140)				—
LargeCap Growth Account			—			16				—
LargeCap Growth Account I			—			2				—
LargeCap S&P 500 Index Account			—			1				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			14				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			177				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			12			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$46			$165	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2050 Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 66.63%
Bond Market Index Fund (a)	7,790	$84
Core Plus Bond Fund I (a)	22,403	246
Diversified International Fund (a)	160,382	1,678
Diversified Real Asset Fund (a)	17,612	206
Global Multi-Strategy Fund (a)	28,292	299
Global Opportunities Fund (a),(b)	107,171	1,143
Global Real Estate Securities Fund (a)	121,611	1,013
High Yield Fund I (a)	36,424	380
International Emerging Markets Fund (a)	33,638	769
LargeCap Value Fund I (a)	158,155	2,088
MidCap Growth Fund III (a)	49,412	609
MidCap Value Fund III (a)	38,385	641
Overseas Fund (a)	163,873	1,727
Preferred Securities Fund (a)	39,907	413
SmallCap Growth Fund I (a),(b)	41,956	537
SmallCap Value Fund II (a)	36,842	451
		$12,284

Principal Variable Contracts Funds, Inc. Class 1 - 33.26%
Bond & Mortgage Securities Account (a)	23,935	275
LargeCap Growth Account (a)	37,746	714
LargeCap Growth Account I (a)	88,195	2,446
LargeCap S&P 500 Index Account (a)	131,008	1,541
LargeCap Value Account (a)	36,096	1,155
		$6,131
TOTAL INVESTMENT COMPANIES		$18,415
Total Investments		$18,415
Other Assets in Excess of Liabilities, Net - 0.11%		$21
TOTAL NET ASSETS - 100.00%		$18,436

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55 .23%
International Equity Funds		34 .33%
Fixed Income Funds		7 .58%
Specialty Funds		2 .75%
Other Assets in Excess of Liabilities, Net		0 .11%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	16,415	$196		8,536	$100	1,016		$13	23,935	$283
Bond Market Index Fund	7,738	79		65	1	13		—	7,790	80
Core Plus Bond Fund I	19,056	205		4,368	50	1,021		13	22,403	242
Diversified International Fund	121,168	1,621		45,955	496	6,741		73	160,382	2,044
Diversified Real Asset Fund	16,521	173		2,059	25	968		12	17,612	186
Global Multi-Strategy Fund	17,338	174		12,392	132	1,438		16	28,292	290
Global Opportunities Fund	—	—		109,215	1,173	2,044		23	107,171	1,150
Global Real Estate Securities Fund	115,511	868		10,972	95	4,872		43	121,611	920
High Yield Fund I	43,196	422		3,987	43	10,759		116	36,424	352
International Emerging Markets Fund	31,954	837		3,155	81	1,471		38	33,638	880
International Equity Index Fund	55,949	530		621	6	56,570		603	—	—
International Fund I	58,043	782		627	7	58,670		688	—	—
LargeCap Growth Account	49,425	687		3,365	61	15,044		279	37,746	499
LargeCap Growth Account I	83,749	1,528		8,338	223	3,892		104	88,195	1,648
LargeCap S&P 500 Index Account	124,794	1,025		11,680	132	5,466		62	131,008	1,096
LargeCap Value Account	37,490	1,037		3,270	102	4,664		148	36,096	990
LargeCap Value Fund I	169,776	1,878		14,550	186	26,171		336	158,155	1,734
MidCap Growth Fund III	46,854	451		4,800	57	2,242		26	49,412	482
MidCap Value Fund I	36,354	459		422	6	36,776		587	—	—
MidCap Value Fund III	—	—		39,817	635	1,432		23	38,385	612
Overseas Fund	124,227	1,206		46,448	496	6,802		73	163,873	1,629
Preferred Securities Fund	37,437	386		3,924	42	1,454		16	39,907	412
SmallCap Growth Fund I	40,384	430		2,960	35	1,388		16	41,956	449
SmallCap Value Fund II	35,217	285		3,064	35	1,439		16	36,842	304

		$15,259			$4,219			$3,324		$16,282

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			10			—				—
High Yield Fund I			12			3				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			67				—
International Fund I			—			(101)				—
LargeCap Growth Account			—			30				—
LargeCap Growth Account I			—			1				—
LargeCap S&P 500 Index Account			—			1				—
LargeCap Value Account			—			(1)				—
LargeCap Value Fund I			—			6				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			122				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			10			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$32			$128	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2060 Account June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 70.00%
Core Plus Bond Fund I (a)	11	$—
Diversified International Fund (a)	89	1
Diversified Real Asset Fund (a)	13	—
Global Multi-Strategy Fund (a)	19	—
Global Opportunities Fund (a),(b)	63	1
Global Real Estate Securities Fund (a)	62	1
High Yield Fund I (a)	19	—
International Emerging Markets Fund (a)	20	1
LargeCap Value Fund I (a)	89	1
MidCap Growth Fund III (a)	30	1
MidCap Value Fund III (a)	22	—
Overseas Fund (a)	91	1
Preferred Securities Fund (a)	19	—
SmallCap Growth Fund I (a),(b)	19	—
SmallCap Value Fund II (a)	19	—
		$7

Principal Variable Contracts Funds, Inc. Class 1 - 30.00%
Bond & Mortgage Securities Account (a)	11	—
LargeCap Growth Account (a)	20	—
LargeCap Growth Account I (a)	52	1
LargeCap S&P 500 Index Account (a)	72	1
LargeCap Value Account (a)	20	1
		$3
TOTAL INVESTMENT COMPANIES		$10
Total Investments		$10
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$10

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55 .63%
International Equity Funds	34 .59%
Fixed Income Funds	6 .31%
Specialty Funds	3 .47%
Liabilities in Excess of Other Assets, Net	0 .00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	—	$—		11	$—	—		$—	11	$—
Core Plus Bond Fund I	—	—		11	—	—		—	11	—
Diversified International Fund	—	—		89	1	—		—	89	1
Diversified Real Asset Fund	—	—		13	—	—		—	13	—
Global Multi-Strategy Fund	—	—		19	—	—		—	19	—
Global Opportunities Fund	—	—		63	1	—		—	63	1
Global Real Estate Securities Fund	—	—		62	1	—		—	62	1
High Yield Fund I	—	—		19	—	—		—	19	—
International Emerging Markets Fund	—	—		20	1	—		—	20	1
LargeCap Growth Account	—	—		20	1	—		—	20	1
LargeCap Growth Account I	—	—		52	1	—		—	52	1
LargeCap S&P 500 Index Account	—	—		72	1	—		—	72	1
LargeCap Value Account	—	—		20	1	—		—	20	1
LargeCap Value Fund I	—	—		89	1	—		—	89	1
MidCap Growth Fund III	—	—		30	—	—		—	30	—
MidCap Value Fund III	—	—		22	—	—		—	22	—
Overseas Fund	—	—		91	1	—		—	91	1
Preferred Securities Fund	—	—		19	—	—		—	19	—
SmallCap Growth Fund I	—	—		19	—	—		—	19	—
SmallCap Value Fund II	—	—		19	—	—		—	19	—

		$—			$10			$–		$10

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Account			—			—				—
LargeCap Growth Account I			—			—				—
LargeCap S&P 500 Index Account			—			—				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.26%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 66.61%
Bond Market Index Fund (a)	391,054	$4,204
Core Plus Bond Fund I (a)	450,168	4,947
Diversified International Fund (a)	66,129	692
Diversified Real Asset Fund (a)	131,626	1,536
Equity Income Fund (a)	92,563	2,007
Global Diversified Income Fund (a)	161,567	2,236
Global Multi-Strategy Fund (a)	87,451	923
Global Opportunities Fund (a),(b)	25,424	271
High Yield Fund I (a)	114,326	1,193
Inflation Protection Fund (a)	262,569	2,253
International Emerging Markets Fund (a)	10,242	234
MidCap Fund (a)	41,956	753
Overseas Fund (a)	66,402	700
SmallCap Growth Fund I (a),(b)	16,213	208
SmallCap Value Fund II (a)	17,574	215
		$22,372

Principal Variable Contracts Funds, Inc. Class 1 - 33.65%
Bond & Mortgage Securities Account (a)	437,685	5,029
LargeCap Growth Account I (a)	38,625	1,071
LargeCap S&P 500 Index Account (a)	63,864	751
Short-Term Income Account (a)	1,698,395	4,450
		$11,301
TOTAL INVESTMENT COMPANIES		$33,673
Total Investments		$33,673
Liabilities in Excess of Other Assets, Net - (0.26)%		$(86)
TOTAL NET ASSETS - 100.00%		$33,587

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		65 .73%
Domestic Equity Funds		14 .90%
Specialty Funds		13 .98%
International Equity Funds		5 .65%
Liabilities in Excess of Other Assets, Net		(0 .26)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Bond & Mortgage Securities Account	429,222	$5,184		44,431	$524	35,968		$423	437,685	$5,285
Bond Market Index Fund	381,897	4,107		47,561	524	38,404		423	391,054	4,208
Core Plus Bond Fund I	441,366	4,751		46,123	524	37,321		422	450,168	4,854
Diversified International Fund	46,951	651		25,040	270	5,862		62	66,129	860
Diversified Real Asset Fund	128,643	1,361		15,520	187	12,537		150	131,626	1,398
Equity Income Fund	108,586	2,050		10,730	232	26,753		576	92,563	1,758
Global Diversified Income Fund	155,634	1,566		18,062	259	12,129		172	161,567	1,653
Global Multi-Strategy Fund	37,349	374		57,509	612	7,407		79	87,451	908
Global Opportunities Fund	—	—		27,055	290	1,631		18	25,424	272
High Yield Fund I	109,425	1,145		14,674	158	9,773		104	114,326	1,199
Inflation Protection Fund	256,807	2,076		28,729	262	22,967		210	262,569	2,127
International Emerging Markets Fund	10,018	242		1,106	28	882		23	10,242	247
International Equity Index Fund	24,572	229		22	—	24,594		262	—	—
International Fund I	27,285	380		25	—	27,310		321	—	—
LargeCap Growth Account I	41,638	747		4,125	112	7,138		190	38,625	697
LargeCap S&P 500 Index Account	62,729	504		6,476	75	5,341		60	63,864	521
MidCap Fund	41,169	607		4,548	80	3,761		63	41,956	625
Overseas Fund	52,894	478		19,387	207	5,879		62	66,402	623
Short-Term Income Account	1,660,107	4,159		195,838	515	157,550		414	1,698,395	4,261
SmallCap Growth Fund I	15,931	131		1,535	19	1,253		15	16,213	135
SmallCap Value Fund II	17,291	135		1,584	19	1,301		15	17,574	139

		$30,877			$4,897			$4,064		$31,770

	Income			Realized Gain/Loss on Investments				Realized Gain from Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			1				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			28			52				—
Global Diversified Income Fund			52			—				—
Global Multi-Strategy Fund			—			1				—
Global Opportunities Fund			—			—				—
High Yield Fund I			33			—				—
Inflation Protection Fund			—			(1)				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			33				—
International Fund I			—			(59)				—
LargeCap Growth Account I			—			28				—
LargeCap S&P 500 Index Account			—			2				—
MidCap Fund			—			1				—
Overseas Fund			—			—				—
Short-Term Income Account			—			1				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$113			$60	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
June 30, 2013 (unaudited)

COMMON STOCKS - 100.16%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Healthcare - Services - 0.48%				(continued)	Amount (000's)	Value	(000	's)
Brookdale Senior Living Inc (a)	25,411	$672		Banks (continued)
				Investment in Joint Trading Account; Merrill	$58		$58
				Lynch Repurchase Agreement; 0.08%
Real Estate - 1.04%				dated 6/28/2013 maturing 7/1/2013
Jones Lang LaSalle Inc	15,900	1,449		(collateralized by US Government
				Securities; $59,455; 0.00% - 0.25%; dated
REITS- 98.64%				07/05/13 - 04/15/16)
Apartment Investment & Management Co	138,710	4,167					$196
AvalonBay Communities Inc	34,721	4,684		TOTAL REPURCHASE AGREEMENTS			$196
Boston Properties Inc	69,967	7,379		Total Investments			$139,684
BRE Properties Inc	35,722	1,787		Liabilities in Excess of Other Assets, Net - (0.30)%			$(413)
Camden Property Trust	54,043	3,737		TOTAL NET ASSETS - 100.00%			$139,271
Campus Crest Communities Inc	94,980	1,096
Corrections Corp of America	94,322	3,195
CubeSmart	122,600	1,959		(a) Non-Income Producing Security
DDR Corp	195,856	3,261
Duke Realty Corp	130,600	2,036
DuPont Fabros Technology Inc	52,940	1,279
EPR Properties	58,624	2,947		Portfolio Summary (unaudited)
Equity One Inc	52,389	1,186		Sector			Percent
Equity Residential	85,199	4,947		Financial			99 .82%
Essex Property Trust Inc	24,429	3,882		Consumer, Non-cyclical			0 .48%
Extra Space Storage Inc	68,600	2,876		Liabilities in Excess of Other Assets, Net			(0 .30)%
Federal Realty Investment Trust	26,338	2,731		TOTAL NET ASSETS			100.00%
First Industrial Realty Trust Inc	242,877	3,684
General Growth Properties Inc	260,333	5,173
HCP Inc	70,969	3,225
Health Care REIT Inc	51,042	3,421
Host Hotels & Resorts Inc	317,427	5,355
Medical Properties Trust Inc	86,800	1,243
Pebblebrook Hotel Trust	89,300	2,308
Pennsylvania Real Estate Investment Trust	102,200	1,930
Prologis Inc	220,193	8,306
Public Storage	35,462	5,437
Ramco-Gershenson Properties Trust	25,995	404
Retail Properties of America Inc	38,899	555
Saul Centers Inc	35,744	1,589
Senior Housing Properties Trust	88,221	2,288
Simon Property Group Inc	112,350	17,742
SL Green Realty Corp	61,250	5,402
Strategic Hotels & Resorts Inc (a)	250,007	2,215
Sunstone Hotel Investors Inc (a)	109,700	1,325
Taubman Centers Inc	36,130	2,715
Ventas Inc	61,689	4,285
Vornado Realty Trust	67,785	5,616
		$137,367
TOTAL COMMON STOCKS		$139,488
	Maturity
REPURCHASE AGREEMENTS - 0.14%	Amount (000's)	Value(000	's)

Banks- 0.14%
Investment in Joint Trading Account; Credit	$39	$39
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $40,202; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	16	16
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $16,080; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	83	83
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $84,424; 0.00% - 10.35%; dated
08/03/13 - 06/29/32)

See accompanying notes.

Schedule of Investments SAM Balanced Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.22%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.49%
Blue Chip Fund (a)	6,560	$81
Global Diversified Income Fund (a)	969,139	13,413
Global Multi-Strategy Fund (a)	2,375,939	25,090
Global Real Estate Securities Fund (a)	1,183,362	9,857
High Yield Fund (a)	2,406,749	18,508
Inflation Protection Fund (a)	513,293	4,404
LargeCap Blend Fund II (a)	2,464,902	29,801
LargeCap Growth Fund II (a)	3,047,315	28,553
LargeCap Value Fund III (a)	2,438,569	31,019
MidCap Growth Fund III (a)	591,216	7,290
Preferred Securities Fund (a)	1,290,566	13,344
SmallCap Growth Fund I (a),(b)	2,449,424	31,377
SmallCap Value Fund II (a)	1,317,451	16,139
Small-MidCap Dividend Income Fund (a)	1,695,084	20,663
		$249,539

Principal Variable Contracts Funds, Inc. Class 1 - 73.73%
Bond & Mortgage Securities Account (a)	1,027,624	11,807
Diversified International Account (a)	6,510,576	85,484
Equity Income Account (a)	6,959,061	133,266
Government & High Quality Bond Account (a)	8,644,368	92,581
Income Account (a)	11,978,258	132,360
International Emerging Markets Account (a)	831,664	12,591
LargeCap Growth Account (a)	3,839,972	72,652
LargeCap Value Account (a)	1,421,218	45,493
MidCap Account (a)	597,904	32,287
Principal Capital Appreciation Account (a)	2,635,523	71,186
Short-Term Income Account (a)	12,256,844	32,113
		$721,820
TOTAL INVESTMENT COMPANIES		$971,359
Total Investments		$971,359
Other Assets in Excess of Liabilities, Net - 0.78%		$7,648
TOTAL NET ASSETS - 100.00%		$979,007

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.10%
Fixed Income Funds	31 .16%
International Equity Funds	11 .03%
Specialty Funds	3 .93%
Other Assets in Excess of Liabilities, Net	0.78%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—	6,560	$83	—	$—	6,560	$83
Bond & Mortgage Securities Account	52,766	617	981,509	11,686	6,651	76	1,027,624	12,224
Diversified International Account	6,452,409	73,876	215,617	2,957	157,450	2,095	6,510,576	74,327
Equity Income Account	7,671,414	90,522	—	—	712,353	13,281	6,959,061	80,970
Global Diversified Income Fund	988,573	13,133	19,785	282	39,219	562	969,139	12,866
Global Multi-Strategy Fund	2,283,521	23,066	114,716	1,220	22,298	234	2,375,939	24,054
Global Real Estate Securities Fund	1,269,530	9,377	5,004	43	91,172	764	1,183,362	8,692
Government & High Quality Bond	8,846,644	87,325	163,394	1,792	365,670	3,990	8,644,368	85,398
Account
High Yield Fund	2,465,685	16,683	87,933	696	146,869	1,165	2,406,749	16,242
Income Account	12,555,647	123,521	—	—	577,389	6,519	11,978,258	117,105
Inflation Protection Fund	314,895	2,565	327,034	3,042	128,636	1,132	513,293	4,410
International Emerging Markets	791,770	7,652	39,894	667	—	—	831,664	8,319
Account
LargeCap Blend Fund II	2,558,746	24,077	146,411	1,742	240,255	2,867	2,464,902	23,165
LargeCap Growth Account	3,356,915	32,718	483,057	8,917	—	—	3,839,972	41,635
LargeCap Growth Fund II	3,183,181	18,351	767	7	136,633	1,306	3,047,315	17,259
LargeCap Value Account	1,015,249	26,265	405,969	13,003	—	—	1,421,218	39,268
LargeCap Value Fund III	2,890,622	31,516	—	—	452,053	5,514	2,438,569	26,563
MidCap Account	629,875	18,561	32,756	1,742	64,727	3,404	597,904	17,626
MidCap Growth Fund III	300,079	3,029	343,705	4,120	52,568	652	591,216	6,519
Preferred Securities Fund	1,357,694	8,888	137,361	1,475	204,489	2,172	1,290,566	8,582
Principal Capital Appreciation	2,843,512	47,775	—	—	207,989	5,431	2,635,523	43,429
Account
Short-Term Income Account	11,897,503	29,984	448,745	1,180	89,404	234	12,256,844	30,931
SmallCap Growth Fund I	2,571,764	26,402	145,798	1,742	268,138	3,259	2,449,424	25,073
SmallCap Value Fund II	1,008,836	10,004	308,615	3,574	—	—	1,317,451	13,578
Small-MidCap Dividend Income Fund	1,626,891	16,100	108,323	1,318	40,130	482	1,695,084	16,962

		$742,007		$61,288		$55,139		$755,280

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Account		—			(3)			—
Diversified International Account		—			(411)			—
Equity Income Account		—			3,729			—
Global Diversified Income Fund		330			13			—
Global Multi-Strategy Fund		—			2			—
Global Real Estate Securities Fund		98			36			—
Government & High Quality Bond Account		—			271			—
High Yield Fund		643			28			—
Income Account		—			103			—
Inflation Protection Fund		—			(65)			—
International Emerging Markets Account		—			—			—
LargeCap Blend Fund II		—			213			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			207			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			561			—
MidCap Account		—			727			—
MidCap Growth Fund III		—			22			—
Preferred Securities Fund		351			391			—
Principal Capital Appreciation Account		—			1,085			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			188			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		273			26			—
		$1,695			$7,124			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Balanced Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 98.59%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.41%
Blue Chip Fund (a)	47,830	$592
Global Diversified Income Fund (a)	359,419	4,974
Global Multi-Strategy Fund (a)	368,727	3,894
Global Real Estate Securities Fund (a)	177,383	1,478
High Yield Fund (a)	679,001	5,222
Inflation Protection Fund (a)	494,127	4,240
LargeCap Blend Fund II (a)	366,984	4,437
LargeCap Growth Fund II (a)	458,877	4,300
LargeCap Value Fund III (a)	356,398	4,533
MidCap Growth Fund III (a)	88,869	1,096
Preferred Securities Fund (a)	426,407	4,409
SmallCap Growth Fund I (a),(b)	365,188	4,678
SmallCap Value Fund II (a)	203,044	2,487
Small-MidCap Dividend Income Fund (a)	251,390	3,064
		$49,404

Principal Variable Contracts Funds, Inc. Class 1 - 76.18%
Bond & Mortgage Securities Account (a)	628,847	7,226
Diversified International Account (a)	966,377	12,689
Equity Income Account (a)	920,157	17,621
Government & High Quality Bond Account (a)	3,071,163	32,892
Income Account (a)	4,437,193	49,031
International Emerging Markets Account (a)	154,762	2,343
LargeCap Growth Account (a)	531,983	10,065
LargeCap Value Account (a)	258,105	8,262
MidCap Account (a)	86,267	4,658
Principal Capital Appreciation Account (a)	408,482	11,033
Short-Term Income Account (a)	4,618,403	12,100
		$167,920
TOTAL INVESTMENT COMPANIES		$217,324
Total Investments		$217,324
Other Assets in Excess of Liabilities, Net - 1.41%		$3,099
TOTAL NET ASSETS - 100.00%		$220,423

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52 .22%
Domestic Equity Funds	34.86%
International Equity Funds	7 .49%
Specialty Funds	4 .02%
Other Assets in Excess of Liabilities, Net	1.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		47,830	$606	—		$—	47,830	$606
Bond & Mortgage Securities Account	207,346	2,431		439,980	5,176	18,479		216	628,847	7,386
Diversified International Account	978,402	10,479		6,724	90	18,749		249	966,377	10,327
Equity Income Account	930,939	10,910		12,980	253	23,762		434	920,157	10,827
Global Diversified Income Fund	344,703	4,586		25,880	368	11,164		163	359,419	4,793
Global Multi-Strategy Fund	337,817	3,407		30,910	328	—		—	368,727	3,735
Global Real Estate Securities Fund	202,717	1,476		796	7	26,130		225	177,383	1,279
Government & High Quality Bond	3,091,531	31,251		74,753	812	95,121		1,037	3,071,163	31,075
Account
High Yield Fund	682,527	4,400		49,448	391	52,974		419	679,001	4,394
Income Account	4,614,679	46,400		—	—	177,486		2,001	4,437,193	44,430
Inflation Protection Fund	385,083	3,269		159,600	1,466	50,556		449	494,127	4,265
International Emerging Markets	114,322	1,020		40,440	675	—		—	154,762	1,695
Account
LargeCap Blend Fund II	437,565	4,050		—	—	70,581		822	366,984	3,375
LargeCap Growth Account	515,585	5,457		28,604	555	12,206		221	531,983	5,804
LargeCap Growth Fund II	531,393	3,493		—	—	72,516		656	458,877	2,904
LargeCap Value Account	249,349	6,362		18,453	606	9,697		298	258,105	6,699
LargeCap Value Fund III	383,515	4,167		—	—	27,117		334	356,398	3,870
MidCap Account	93,694	2,682		—	—	7,427		384	86,267	2,379
MidCap Growth Fund III	91,466	956		7,085	84	9,682		120	88,869	926
Preferred Securities Fund	435,754	2,903		17,363	186	26,710		283	426,407	2,853
Principal Capital Appreciation	445,019	7,546		—	—	36,537		945	408,482	6,786
Account
Short-Term Income Account	4,383,617	10,861		234,786	617	—		—	4,618,403	11,478
SmallCap Growth Fund I	363,658	3,845		23,269	275	21,739		266	365,188	3,858
SmallCap Value Fund II	182,798	1,818		24,330	283	4,084		47	203,044	2,054
Small-MidCap Dividend Income Fund	265,449	2,632		1,799	22	15,858		185	251,390	2,485

		$176,401			$12,800			$9,754		$180,283

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			(5)				—
Diversified International Account			—			7				—
Equity Income Account			—			98				—
Global Diversified Income Fund			119			2				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			15			21				—
Government & High Quality Bond Account			—			49				—
High Yield Fund			175			22				—
Income Account			—			31				—
Inflation Protection Fund			—			(21)				—
International Emerging Markets Account			—			—				—
LargeCap Blend Fund II			—			147				—
LargeCap Growth Account			—			13				—
LargeCap Growth Fund II			—			67				—
LargeCap Value Account			—			29				—
LargeCap Value Fund III			—			37				—
MidCap Account			—			81				—
MidCap Growth Fund III			—			6				—
Preferred Securities Fund			114			47				—
Principal Capital Appreciation Account			—			185				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			4				—
SmallCap Value Fund II			—			—				—
Small-MidCap Dividend Income Fund			41			16				—
			$464			$836	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Growth Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.74%
Blue Chip Fund (a)	39,023	$483
Diversified Real Asset Fund (a)	384,656	4,489
Global Multi-Strategy Fund (a)	714,833	7,549
Global Real Estate Securities Fund (a)	378,884	3,156
High Yield Fund (a)	239,991	1,845
LargeCap Blend Fund II (a)	829,921	10,034
LargeCap Growth Fund II (a)	1,059,892	9,931
LargeCap Value Fund III (a)	787,651	10,019
MidCap Growth Fund III (a)	119,406	1,472
Preferred Securities Fund (a)	180,467	1,866
SmallCap Growth Fund I (a),(b)	814,757	10,437
SmallCap Value Fund II (a)	432,142	5,294
Small-MidCap Dividend Income Fund (a)	544,463	6,637
		$73,212

Principal Variable Contracts Funds, Inc. Class 1 - 70.20%
Diversified International Account (a)	2,104,733	27,635
Equity Income Account (a)	2,103,622	40,284
Government & High Quality Bond Account (a)	890,313	9,535
Income Account (a)	1,470,919	16,254
International Emerging Markets Account (a)	285,600	4,324
LargeCap Growth Account (a)	1,291,548	24,436
LargeCap Value Account (a)	504,548	16,151
MidCap Account (a)	194,717	10,515
Principal Capital Appreciation Account (a)	758,879	20,497
Short-Term Income Account (a)	1,207,554	3,164
		$172,795
TOTAL INVESTMENT COMPANIES		$246,007
Total Investments		$246,007
Other Assets in Excess of Liabilities, Net - 0.06%		$146
TOTAL NET ASSETS - 100.00%		$246,153

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	67.52%
International Equity Funds	14 .27%
Fixed Income Funds	13 .26%
Specialty Funds	4 .89%
Other Assets in Excess of Liabilities, Net	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		39,023	$486	—		$—	39,023	$486
Diversified International Account	2,060,205	26,353		60,958	813	16,430		226	2,104,733	26,896
Diversified Real Asset Fund	371,781	4,161		20,885	252	8,010		96	384,656	4,315
Equity Income Account	2,249,257	25,543		—	—	145,635		2,678	2,103,622	23,770
Global Multi-Strategy Fund	652,798	6,596		62,035	658	—		—	714,833	7,254
Global Real Estate Securities Fund	397,766	2,928		1,609	14	20,491		175	378,884	2,773
Government & High Quality Bond	882,918	8,513		31,272	341	23,877		260	890,313	8,593
Account
High Yield Fund	223,237	1,475		20,293	160	3,539		28	239,991	1,607
Income Account	1,446,664	14,248		64,485	728	40,230		454	1,470,919	14,521
International Emerging Markets	262,116	3,917		23,484	387	—		—	285,600	4,304
Account
LargeCap Blend Fund II	845,835	7,954		8,576	97	24,490		299	829,921	7,784
LargeCap Growth Account	1,242,051	14,667		49,497	904	—		—	1,291,548	15,571
LargeCap Growth Fund II	1,065,036	6,638		13,763	123	18,907		182	1,059,892	6,593
LargeCap Value Account	477,996	12,352		26,552	838	—		—	504,548	13,190
LargeCap Value Fund III	827,243	8,953		1,391	16	40,983		505	787,651	8,518
MidCap Account	202,505	6,465		—	—	7,788		409	194,717	6,158
MidCap Growth Fund III	106,475	1,118		18,396	216	5,465		69	119,406	1,268
Preferred Securities Fund	174,944	1,322		12,519	133	6,996		74	180,467	1,381
Principal Capital Appreciation	823,171	11,897		2,923	78	67,215		1,707	758,879	10,711
Account
Short-Term Income Account	1,158,056	2,938		65,171	171	15,673		41	1,207,554	3,068
SmallCap Growth Fund I	853,024	8,768		—	—	38,267		461	814,757	8,343
SmallCap Value Fund II	418,928	4,089		18,468	217	5,254		61	432,142	4,246
Small-MidCap Dividend Income Fund	557,220	5,516		7,809	96	20,566		238	544,463	5,396

		$186,411			$6,728			$7,963		$186,746

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Diversified International Account			—			(44)				—
Diversified Real Asset Fund			—			(2)				—
Equity Income Account			—			905				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			31			6				—
Government & High Quality Bond Account			—			(1)				—
High Yield Fund			62			—				—
Income Account			—			(1)				—
International Emerging Markets Account			—			—				—
LargeCap Blend Fund II			—			32				—
LargeCap Growth Account			—			—				—
LargeCap Growth Fund II			—			14				—
LargeCap Value Account			—			—				—
LargeCap Value Fund III			—			54				—
MidCap Account			—			102				—
MidCap Growth Fund III			—			3				—
Preferred Securities Fund			49			—				—
Principal Capital Appreciation Account			—			443				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			36				—
SmallCap Value Fund II			—			1				—
Small-MidCap Dividend Income Fund			89			22				—
			$231			$1,570	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Flexible Income Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.37%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 22.15%
Blue Chip Fund (a)	43,051	$532
Global Diversified Income Fund (a)	725,796	10,045
Global Real Estate Securities Fund (a)	414,214	3,450
High Yield Fund (a)	1,174,520	9,032
LargeCap Blend Fund II (a)	177,541	2,147
LargeCap Growth Fund II (a)	207,618	1,945
LargeCap Value Fund III (a)	277,823	3,534
Preferred Securities Fund (a)	1,158,706	11,981
SmallCap Growth Fund I (a),(b)	198,573	2,544
Small-MidCap Dividend Income Fund (a)	603,458	7,356
		$52,566

Principal Variable Contracts Funds, Inc. Class 1 - 78.22%
Bond & Mortgage Securities Account (a)	843,902	9,697
Diversified International Account (a)	565,859	7,430
Equity Income Account (a)	885,762	16,962
Government & High Quality Bond Account (a)	3,831,245	41,033
Income Account (a)	6,243,975	68,996
International Emerging Markets Account (a)	75,316	1,140
LargeCap Growth Account (a)	534,680	10,116
LargeCap Value Account (a)	187,282	5,995
Principal Capital Appreciation Account (a)	201,681	5,447
Short-Term Income Account (a)	7,175,832	18,801
		$185,617
TOTAL INVESTMENT COMPANIES		$238,183
Total Investments		$238,183
Liabilities in Excess of Other Assets, Net - (0.37)%		$(889)
TOTAL NET ASSETS - 100.00%		$237,294

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67 .24%
Domestic Equity Funds	23.84%
International Equity Funds	5 .06%
Specialty Funds	4 .23%
Liabilities in Excess of Other Assets, Net	(0 .37)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		43,051	$544	—	$—	43,051	$544
Bond & Mortgage Securities Account	727,233	8,508		132,830	1,560	16,161	189	843,902	9,873
Diversified International Account	560,411	5,762		22,259	298	16,811	229	565,859	5,834
Equity Income Account	894,366	10,661		26,988	522	35,592	658	885,762	10,587
Global Diversified Income Fund	784,736	10,439		18,398	261	77,338	1,103	725,796	9,647
Global Real Estate Securities Fund	411,337	3,040		2,877	25	—	—	414,214	3,065
Government & High Quality Bond	3,974,771	39,776		154,661	1,687	298,187	3,241	3,831,245	38,267
Account
High Yield Fund	1,056,936	6,947		142,905	1,138	25,321	200	1,174,520	7,886
Income Account	6,357,559	63,890		281,822	3,184	395,406	4,457	6,243,975	62,622
International Emerging Markets	57,204	464		18,112	301	—	—	75,316	765
Account
LargeCap Blend Fund II	306,867	2,846		—	—	129,326	1,522	177,541	1,616
LargeCap Growth Account	518,555	7,305		16,125	291	—	—	534,680	7,596
LargeCap Growth Fund II	372,411	2,258		—	—	164,793	1,521	207,618	1,072
LargeCap Value Account	164,249	4,201		23,033	746	—	—	187,282	4,947
LargeCap Value Fund III	319,836	3,463		—	—	42,013	542	277,823	3,002
Preferred Securities Fund	1,124,821	7,607		104,018	1,113	70,133	734	1,158,706	7,966
Principal Capital Appreciation	194,359	3,325		7,322	186	—	—	201,681	3,511
Account
Short-Term Income Account	6,708,296	16,382		692,400	1,818	224,864	590	7,175,832	17,613
SmallCap Growth Fund I	184,429	1,971		14,144	171	—	—	198,573	2,142
Small-MidCap Dividend Income Fund	596,236	5,925		15,226	184	8,004	96	603,458	6,017

		$204,770			$14,029		$15,082		$204,572

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions
Blue Chip Fund			$—			$—			$—
Bond & Mortgage Securities Account			—			(6)			—
Diversified International Account			—			3			—
Equity Income Account			—			62			—
Global Diversified Income Fund			249			50			—
Global Real Estate Securities Fund			34			—			—
Government & High Quality Bond Account			—			45			—
High Yield Fund			289			1			—
Income Account			—			5			—
International Emerging Markets Account			—			—			—
LargeCap Blend Fund II			—			292			—
LargeCap Growth Account			—			—			—
LargeCap Growth Fund II			—			335			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			81			—
Preferred Securities Fund			314			(20)			—
Principal Capital Appreciation Account			—			—			—
Short-Term Income Account			—			3			—
SmallCap Growth Fund I			—			—			—
Small-MidCap Dividend Income Fund			98			4			—
			$984			$855			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Strategic Growth Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 28.57%
Blue Chip Fund (a)	26,654	$330
Global Real Estate Securities Fund (a)	576,435	4,802
LargeCap Blend Fund II (a)	601,751	7,275
LargeCap Growth Fund II (a)	745,770	6,988
LargeCap Value Fund III (a)	568,901	7,236
MidCap Growth Fund III (a)	241,074	2,973
SmallCap Growth Fund I (a),(b)	829,972	10,632
SmallCap Value Fund II (a)	421,226	5,160
Small-MidCap Dividend Income Fund (a)	474,602	5,785
		$51,181

Principal Variable Contracts Funds, Inc. Class 1 - 71.33%
Diversified International Account (a)	1,802,589	23,668
Equity Income Account (a)	1,529,534	29,291
Government & High Quality Bond Account (a)	223,916	2,398
International Emerging Markets Account (a)	398,519	6,034
LargeCap Growth Account (a)	1,386,391	26,230
LargeCap Value Account (a)	414,404	13,265
MidCap Account (a)	173,517	9,370
Principal Capital Appreciation Account (a)	648,253	17,509
		$127,765
TOTAL INVESTMENT COMPANIES		$178,946
Total Investments		$178,946
Other Assets in Excess of Liabilities, Net - 0.10%		$179
TOTAL NET ASSETS - 100.00%		$179,125

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.30%
International Equity Funds		19 .26%
Fixed Income Funds		1 .34%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		26,654	$335	—		$—	26,654	$335
Diversified International Account	1,735,737	21,838		77,089	1,026	10,237		138	1,802,589	22,696
Equity Income Account	1,568,014	18,590		12,965	251	51,445		950	1,529,534	18,127
Global Real Estate Securities Fund	593,530	4,321		2,450	21	19,545		170	576,435	4,180
Government & High Quality Bond	245,075	2,666		2,347	26	23,506		256	223,916	2,430
Account
International Emerging Markets	372,452	5,467		26,067	439	—		—	398,519	5,906
Account
LargeCap Blend Fund II	667,908	6,120		—	—	66,157		770	601,751	5,496
LargeCap Growth Account	1,285,357	16,438		101,034	1,827	—		—	1,386,391	18,265
LargeCap Growth Fund II	766,281	4,745		—	—	20,511		187	745,770	4,583
LargeCap Value Account	372,269	9,690		42,135	1,312	—		—	414,404	11,002
LargeCap Value Fund III	596,039	6,327		—	—	27,138		332	568,901	6,028
MidCap Account	180,432	5,796		—	—	6,915		361	173,517	5,484
MidCap Growth Fund III	282,655	2,810		—	—	41,581		496	241,074	2,392
Principal Capital Appreciation	680,636	10,338		8,456	231	40,839		1,051	648,253	9,725
Account
SmallCap Growth Fund I	857,297	8,924		257	3	27,582		332	829,972	8,608
SmallCap Value Fund II	430,303	4,077		3,948	48	13,025		151	421,226	3,988
Small-MidCap Dividend Income Fund	489,870	4,864		3,600	43	18,868		224	474,602	4,700

		$133,011			$5,562			$5,418		$133,945

	Income			Realized Gain/Loss on Investments				Realized Gain from Capital Gain Distributions
Blue Chip Fund			$—			$—	$			—
Diversified International Account			—			(30)				—
Equity Income Account			—			236				—
Global Real Estate Securities Fund			48			8				—
Government & High Quality Bond Account			—			(6)				—
International Emerging Markets Account			—			—				—
LargeCap Blend Fund II			—			146				—
LargeCap Growth Account			—			—				—
LargeCap Growth Fund II			—			25				—
LargeCap Value Account			—			—				—
LargeCap Value Fund III			—			33				—
MidCap Account			—			49				—
MidCap Growth Fund III			—			78				—
Principal Capital Appreciation Account			—			207				—
SmallCap Growth Fund I			—			13				—
SmallCap Value Fund II			—			14				—
Small-MidCap Dividend Income Fund			78			17				—
			$126			$790	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

	Principal					Principal
BONDS- 96.68%	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)
Agriculture - 0.86%				Banks (continued)
Cargill Inc				JP Morgan Chase Bank NA	(continued)
1.90%, 3/1/2017(a)	$500	$502		6.00%, 10/1/2017		$2,250	$2,563
6.00%, 11/27/2017(a)	1,500	1,746		KeyBank NA/Cleveland OH
		$2,248		7.41%, 10/15/2027		3,750	4,140
				Morgan Stanley
Automobile Asset Backed Securities - 6.09%				0.73%, 10/18/2016(b)		2,500	2,420
American Credit Acceptance Receivables				1.52%, 2/25/2016(b)		500	499
Trust				6.00%, 5/13/2014		2,000	2,080
1.64%, 11/15/2016(a),(b)	1,096	1,095
				PNC Bank NA
AmeriCredit Automobile Receivables Trust				0.59%, 1/28/2016(b)		250	249
0.68%, 10/11/2016(b)	1,000	999
				4.88%, 9/21/2017		1,300	1,440
AmeriCredit Automobile Receivables Trust				6.00%, 12/7/2017		1,380	1,596
2013-1				SunTrust Bank/Atlanta GA
0.49%, 6/8/2016	1,250	1,249		0.56%, 8/24/2015(b)		1,700	1,686
Capital Auto Receivables Asset Trust 2013-1				7.25%, 3/15/2018		1,500	1,799
0.47%, 7/20/2014(b)	2,500	2,496
				Wachovia Bank NA
CPS Auto Receivables Trust 2013-A				0.65%, 11/3/2014(b)		750	750
1.31%, 6/15/2020(a),(b)	2,285	2,275
				4.88%, 2/1/2015		1,500	1,589
CPS Auto Trust				Wachovia Corp
1.59%, 3/16/2020(a)	574	574
				0.54%, 6/15/2017(b)		1,000	983
1.82%, 9/15/2020(a),(b)	1,500	1,496
				Wells Fargo Bank NA
Ford Credit Auto Owner Trust				5.75%, 5/16/2016		1,750	1,958
0.40%, 9/15/2015	1,623	1,622					$49,198
Santander Drive Auto Receivables Trust 2013-
1				Beverages - 0.77%
0.48%, 2/16/2016	1,465	1,464		PepsiCo Inc
Santander Drive Auto Receivables Trust 2013-				0.75%, 3/5/2015		1,000	1,002
2				SABMiller Holdings Inc
0.47%, 3/15/2016(b)	2,750	2,748		1.85%, 1/15/2015(a)		1,000	1,014
		$16,018					$2,016
Automobile Floor Plan Asset Backed Securities - 3.89%				Biotechnology - 1.16%
Ally Master Owner Trust				Amgen Inc
0.64%, 4/15/2018(b)	2,500	2,488		1.88%, 11/15/2014		500	507
Ford Credit Floorplan Master Owner Trust A				2.13%, 5/15/2017		750	753
0.57%, 1/15/2018(b)	2,000	1,999		2.30%, 6/15/2016		1,000	1,027
Nissan Master Owner Trust Receivables				Gilead Sciences Inc
0.49%, 2/15/2018(b)	3,000	2,999		2.40%, 12/1/2014		750	767
World Omni Master Owner Trust							$3,054
0.54%, 2/15/2018(a),(b)	2,750	2,749
		$10,235		Chemicals - 0.80%
				Airgas Inc
Automobile Manufacturers - 0.38%				3.25%, 10/1/2015		2,000	2,093
Daimler Finance North America LLC
1.88%, 9/15/2014(a)	1,000	1,009
				Commercial Services - 0.88%
				ERAC USA Finance LLC
Banks- 18.71%				2.75%, 7/1/2013(a)		1,500	1,500
Bank of America NA				5.60%, 5/1/2015(a)		750	810
0.55%, 6/15/2016(b)	1,000	964					$2,310
5.30%, 3/15/2017	4,000	4,338
Branch Banking & Trust Co				Computers - 0.75%
0.57%, 5/23/2017(b)	1,750	1,720		Apple Inc
Citigroup Inc				1.00%, 5/3/2018		500	480
4.75%, 5/19/2015	500	529		Hewlett-Packard Co
6.00%, 12/13/2013	2,000	2,046		1.25%, 9/13/2013		1,500	1,501
6.13%, 11/21/2017	750	852					$1,981
6.50%, 8/19/2013	2,500	2,519		Diversified Financial Services - 7.52%
Commonwealth Bank of Australia				Caterpillar Financial Services Corp
3.75%, 10/15/2014(a)	1,750	1,818		2.05%, 8/1/2016		500	512
Goldman Sachs Group Inc/The				Ford Motor Credit Co LLC
0.68%, 7/22/2015(b)	2,050	2,027		3.98%, 6/15/2016		2,500	2,619
HSBC Bank PLC				General Electric Capital Corp
3.10%, 5/24/2016(a)	375	393		0.48%, 1/8/2016(b)		2,000	1,989
3.50%, 6/28/2015(a)	2,500	2,622		0.48%, 5/11/2016(b)		2,750	2,723
ING Bank NV				2.95%, 5/9/2016		500	521
2.38%, 6/9/2014(a)	1,750	1,774		Jefferies Group LLC
JP Morgan Chase & Co				3.88%, 11/9/2015		1,500	1,552
0.89%, 2/26/2016(b)	500	499		MassMutual Global Funding II
JP Morgan Chase Bank NA				2.30%, 9/28/2015(a)		2,250	2,328
5.88%, 6/13/2016	3,000	3,345

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)					Home Equity Asset Backed Securities (continued)
MassMutual Global Funding II	(continued)				JP Morgan Mortgage Acquisition Corp 2005-
2.88%, 4/21/2014(a)		$1,000	$1,020		OPT1
Murray Street Investment Trust I					0.64%, 6/25/2035(b)	$390		$385
4.65%, 3/9/2017(b)		3,750	3,970		Mastr Asset Backed Securities Trust 2005-
Toyota Motor Credit Corp					FRE1
1.75%, 5/22/2017		750	747		0.44%, 10/25/2035(b)	169		168
2.05%, 1/12/2017		1,000	1,011		New Century Home Equity Loan Trust Series
3.20%, 6/17/2015		750	784		2005-3
			$19,776		0.67%, 7/25/2035(b)	4,500		4,420
					RAMP Series 2005-EFC2 Trust
Electric - 3.94%					0.66%, 7/25/2035(b)	393		385
LG&E and KU Energy LLC					RASC Series 2003-KS10 Trust
2.13%, 11/15/2015		2,000	2,043		4.47%, 3/25/2032	620		638
Nisource Finance Corp					RASC Series 2003-KS8 Trust
5.25%, 9/15/2017		1,000	1,113		4.59%, 8/25/2031	2		2
PPL Energy Supply LLC					Soundview Home Loan Trust 2005-CTX1
5.70%, 10/15/2035		1,400	1,504		0.61%, 11/25/2035(b)	750		726
6.20%, 5/15/2016		400	445		Structured Asset Securities Corp Mortgage
Public Service Co of New Mexico					Loan Trust Series 2005-GEL4
7.95%, 5/15/2018		2,250	2,704		0.81%, 8/25/2035(b)	194		184
TransAlta Corp					Terwin Mortgage Trust 2005-2HE
6.65%, 5/15/2018		2,250	2,547		0.95%, 1/25/2035(a),(b)	90		89
			$10,356		Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 3.02%					Securities 2004-2 Trust
Fannie Mae					0.61%, 10/25/2034(b)	53		51
0.50%, 3/30/2016		2,000	1,989		5.00%, 10/25/2034	2,646		2,628
0.88%, 2/8/2018		2,000	1,942		5.00%, 10/25/2034	88		90
1.13%, 4/27/2017		2,000	1,993		Wells Fargo Home Equity Asset-Backed
Freddie Mac					Securities 2005-2 Trust
0.63%, 12/29/2014		2,000	2,009		0.60%, 11/25/2035(b)	1,000		986
			$7,933					$17,554
Food- 0.98%					Insurance - 5.07%
Ingredion Inc					Aspen Insurance Holdings Ltd
3.20%, 11/1/2015		1,500	1,567		6.00%, 8/15/2014	1,000		1,049
Tesco PLC					Berkshire Hathaway Finance Corp
2.00%, 12/5/2014(a)		1,000	1,013		1.50%, 1/10/2014	500		503
			$2,580		1.60%, 5/15/2017	2,000		1,992
					Berkshire Hathaway Inc
Gas- 0.40%					2.20%, 8/15/2016	1,000		1,032
Florida Gas Transmission Co LLC					Metropolitan Life Global Funding I
4.00%, 7/15/2015(a)		1,000	1,054		5.13%, 6/10/2014(a)	1,760		1,836
					New York Life Global Funding
					2.45%, 7/14/2016(a)	2,000		2,072
Home Equity Asset Backed Securities - 6.68%					3.00%, 5/4/2015(a)	750		781
ABFC 2005-WMC1 Trust
0.85%, 6/25/2035(b)		1,410	1,385		Prudential Covered Trust 2012-1
					3.00%, 9/30/2015(a)	3,938		4,063
ACE Securities Corp Home Equity Loan Trust
Series 2005-HE2								$13,328
0.87%, 4/25/2035(b)		178	178
0.91%, 4/25/2035(b)		536	519		Iron & Steel - 0.57%
					ArcelorMittal
ACE Securities Corp Home Equity Loan Trust					4.25%, 3/1/2016	1,500		1,507
Series 2005-WF1
0.53%, 5/25/2035(b)		785	760
Asset Backed Securities Corp Home Equity					Machinery - Construction & Mining - 0.38%
Loan Trust Series OOMC 2005-HE6					Caterpillar Inc
0.70%, 7/25/2035(b)		900	891		1.50%, 6/26/2017	1,000		990
Bayview Financial Acquisition Trust
0.83%, 5/28/2044(b)		700	687
5.66%, 12/28/2036(b)		72	72		Manufactured Housing Asset Backed Securities - 0.04%
					Green Tree Financial Corp
Bear Stearns Asset Backed Securities I Trust					7.70%, 9/15/2026	65		71
2006-PC1					Mid-State Trust IV
0.52%, 12/25/2035(b)		854	838
					8.33%, 4/1/2030	21		22
Home Equity Asset Trust 2005-2								$93
0.91%, 7/25/2035(b)		340	337
Home Equity Asset Trust 2005-4					Media- 0.56%
0.66%, 10/25/2035(b)		1,000	877		NBCUniversal Enterprise Inc
JP Morgan Mortgage Acquisition Corp 2005-					0.82%, 4/15/2016(a),(b)	500		501
FLD1
0.68%, 7/25/2035(b)		259	258

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mortgage Backed Securities (continued)
Walt Disney Co/The			MASTR Alternative Loan Trust 2003-9
1.13%, 2/15/2017	$1,000	$983	6.50%, 1/25/2019	$183	$192
		$1,484	MASTR Asset Securitization Trust
			5.25%, 12/25/2033	636	642
Mining - 1.15%			MASTR Asset Securitization Trust 2004-11
Anglo American Capital PLC			5.00%, 12/25/2019	57	59
2.15%, 9/27/2013(a)	1,500	1,504
			Prime Mortgage Trust 2005-2
Teck Resources Ltd			5.25%, 7/25/2020(b)	575	581
5.38%, 10/1/2015	500	542	RALI Series 2003-QS23 Trust
Xstrata Finance Canada Ltd			5.00%, 12/26/2018	797	813
2.45%, 10/25/2017(a)	1,000	970
			RALI Series 2004-QS3 Trust
		$3,016	5.00%, 3/25/2019	230	240
Mortgage Backed Securities - 9.09%			Sequoia Mortgage Trust
Adjustable Rate Mortgage Trust 2004-2			2.25%, 6/25/2043(b)	1,500	1,534
1.33%, 2/25/2035(b)	54	53	Sequoia Mortgage Trust 2013-4
Alternative Loan Trust 2004-J8			1.55%, 4/25/2043(b)	2,232	2,228
6.00%, 2/25/2017	104	106	Springleaf Mortgage Loan Trust
Banc of America Alternative Loan Trust 2003-			1.27%, 6/25/2058(a),(b)	2,499	2,503
10			Springleaf Mortgage Loan Trust 2012-2
5.00%, 12/25/2018	390	404	2.22%, 10/25/2057(a)	883	891
Banc of America Funding 2004-3 Trust			Springleaf Mortgage Loan Trust 2012-3
4.75%, 9/25/2019	301	309	1.57%, 12/25/2059(a),(b)	2,110	2,120
Banc of America Mortgage Trust 2004-8			Structured Asset Securities Corp
5.25%, 10/25/2019	116	119	4.50%, 2/25/2033	34	34
Banc of America Mortgage Trust 2005-2			WaMu Mortgage Pass Through Certificates
5.00%, 3/25/2020	77	78	5.00%, 9/25/2018	88	91
Banc of America Mortgage Trust 2005-7					$23,908
5.00%, 8/25/2020	71	76	Oil & Gas - 6.17%
Cendant Mortgage Capital LLC CDMC			BP Capital Markets PLC
Mortgage Pass Through Cert Se 04 3			1.85%, 5/5/2017	500	500
4.87%, 6/25/2034(b)	54	55
			3.13%, 10/1/2015	1,000	1,045
CHL Mortgage Pass-Through Trust 2003-28			3.63%, 5/8/2014	2,000	2,052
4.50%, 8/25/2033	84	85	Chevron Corp
CHL Mortgage Pass-Through Trust 2004-19			1.72%, 6/24/2018	1,300	1,288
5.25%, 10/25/2034	142	143	Ensco PLC
CHL Mortgage Pass-Through Trust 2004-J1			3.25%, 3/15/2016	1,750	1,829
4.50%, 1/25/2019(b)	147	150
			Petrobras International Finance Co - Pifco
CHL Mortgage Pass-Through Trust 2004-J7			3.88%, 1/27/2016	750	772
5.00%, 9/25/2019	231	238	Phillips 66
Countrywide Asset-Backed Certificates			2.95%, 5/1/2017	2,000	2,061
0.47%, 11/25/2035(b)	69	69
			Shell International Finance BV
Credit Suisse First Boston Mortgage Securities			3.10%, 6/28/2015	1,500	1,572
Corp			Total Capital Canada Ltd
1.15%, 5/25/2034(b)	115	113
			0.66%, 1/15/2016(b)	750	754
5.00%, 9/25/2019	53	53	Total Capital International SA
5.00%, 10/25/2019	298	301	1.55%, 6/28/2017	1,500	1,487
Fannie Mae-Aces			Total Capital SA
0.44%, 4/25/2015(b)	454	454
			3.00%, 6/24/2015	2,750	2,874
Freddie Mac REMICS					$16,234
0.64%, 6/15/2023(b)	7	8
Ginnie Mae			Oil & Gas Services - 0.99%
0.62%, 7/16/2054(b)	9,973	618	Schlumberger Investment SA
0.70%, 8/16/2051(b)	11,909	813	1.95%, 9/14/2016(a)	1,500	1,529
0.87%, 2/16/2053(b)	17,258	1,352	Weatherford International Ltd/Bermuda
0.92%, 3/16/2052(b)	9,990	856	5.50%, 2/15/2016	1,000	1,082
0.93%, 1/1/2055(b)	4,993	356			$2,611
1.01%, 1/16/2055(b)	7,989	539
1.03%, 2/16/2055(b)	9,973	595	Other Asset Backed Securities - 6.00%
1.04%, 9/16/2054(b)	4,988	358	Ameriquest Mortgage Securities Inc Asset-
1.06%, 3/16/2049(b)	14,746	1,035	Backed Pass-Through Ctfs Ser 2005-R1
			0.64%, 3/25/2035(b)	957	940
1.14%, 8/16/2042(b)	15,654	1,307
4.50%, 8/20/2032	65	68	Ameriquest Mortgage Securities Inc Asset-
GMACM Mortgage Loan Trust 2004-J3			Backed Pass-Through Ctfs Ser 2005-R6
			0.39%, 8/25/2035(b)	158	155
5.25%, 7/25/2034	10	10
JP Morgan Mortgage Trust 2004-S1			Carrington Mortgage Loan Trust Series 2005-
5.00%, 9/25/2034	865	892	FRE1
			0.47%, 12/25/2035(b)	260	258
JP Morgan Resecuritization Trust Series 2010-
4
2.73%, 10/26/2036(a),(b)	363	367

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)
Other Asset Backed Securities (continued)			REITS (continued)
Carrington Mortgage Loan Trust Series 2005-			BioMed Realty LP
NC4			3.85%, 4/15/2016	$1,000	$1,049
0.59%, 9/25/2035(b)	$472	$463	Health Care REIT Inc
Citigroup Mortgage Loan Trust Inc			3.63%, 3/15/2016	750	786
0.62%, 7/25/2035(b)	150	147	5.88%, 5/15/2015	1,000	1,082
CNH Equipment Trust 2012-D			6.00%, 11/15/2013	500	509
0.45%, 4/15/2016	2,000	1,998	Healthcare Realty Trust Inc
Countrywide Asset-Backed Certificates			6.50%, 1/17/2017	750	839
0.64%, 8/25/2035(b)	1,321	1,310	Nationwide Health Properties Inc
0.65%, 10/25/2035(b)	378	377	6.00%, 5/20/2015	500	545
Credit-Based Asset Servicing and					$5,873
Securitization LLC
5.18%, 7/25/2035(b)	240	236	Savings & Loans - 0.00%
Fieldstone Mortgage Investment Trust Series			Washington Mutual Bank / Henderson NV
			0.00%, 1/15/2013(c),(d)	200	—
2005-1
1.27%, 3/25/2035(b)	825	792
First Frankin Mortgage Loan Trust 2005-FF4			Semiconductors - 0.38%
0.62%, 5/25/2035(b)	358	351	Samsung Electronics America Inc
First Frankin Mortgage Loan Trust 2005-FF9			1.75%, 4/10/2017(a)	1,000	990
0.47%, 10/25/2035(b)	294	294
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025	3	2	Software - 0.22%
JP Morgan Mortgage Acquisition Corp 2005-			Microsoft Corp
OPT2			0.88%, 11/15/2017	600	583
0.48%, 12/25/2035(b)	600	570
Mastr Specialized Loan Trust			Student Loan Asset Backed Securities - 1.05%
1.44%, 11/25/2034(a),(b)	410	392	SLM Private Credit Student Loan Trust 2002-
Merrill Lynch Mortgage Investors Trust Series			A
2005-FM1			0.82%, 12/16/2030(b)	1,178	1,140
0.57%, 5/25/2036(b)	744	730	SLM Private Education Loan Trust 2013-1
PFS Financing Corp			0.79%, 8/15/2022(a),(b)	919	914
0.64%, 4/17/2017(a),(b)	1,250	1,246	SLM Private Education Loan Trust 2013-B
0.74%, 2/15/2018(a),(b)	2,000	1,992	0.84%, 7/15/2022(a),(b)	709	707
Saxon Asset Securities Trust 2005-3					$2,761
0.56%, 11/25/2035(b)	609	592
Securitized Asset Backed Receivables LLC			Telecommunications - 1.92%
Trust 2006-OP1			AT&T Inc
0.49%, 10/25/2035(b)	42	41	0.66%, 2/12/2016(b)	1,000	994
Springleaf Funding Trust 2013-A			2.50%, 8/15/2015	1,000	1,030
2.58%, 9/15/2021(a),(b),(c)	2,500	2,494	2.95%, 5/15/2016	1,000	1,045
Wachovia Mortgage Loan Trust Series 2005-			Vodafone Group PLC
			0.66%, 2/19/2016(b)	1,000	1,001
WMC1
0.56%, 10/25/2035(b)	402	395	1.63%, 3/20/2017	1,000	976
		$15,775			$5,046
Pharmaceuticals - 1.50%			Trucking & Leasing - 1.27%
AbbVie Inc			Penske Truck Leasing Co Lp / PTL Finance
1.20%, 11/6/2015(a)	2,500	2,503	Corp
			2.50%, 3/15/2016(a)	1,000	1,017
Merck & Co Inc			3.13%, 5/11/2015(a)	2,250	2,325
1.10%, 1/31/2018	1,500	1,445
		$3,948			$3,342
			TOTAL BONDS		$254,218
Pipelines - 0.33%			U.S. GOVERNMENT & GOVERNMENT	Principal
DCP Midstream LLC			AGENCY OBLIGATIONS - 0.42%	Amount (000's)	Value(000	's)
5.38%, 10/15/2015(a)	810	872
			Federal Home Loan Mortgage Corporation (FHLMC) -
			0.04%
Real Estate - 0.93%			2.26%, 11/1/2021(b)	$2	$2
WCI Finance LLC / WEA Finance LLC			2.39%, 9/1/2035(b)	66	71
5.70%, 10/1/2016(a)	500	559	6.00%, 5/1/2017	21	22
WEA Finance LLC / WT Finance Aust Pty			9.50%, 8/1/2016	2	2
Ltd					$97
5.75%, 9/2/2015(a)	750	819
			Federal National Mortgage Association (FNMA) - 0.26%
WT Finance Aust Pty Ltd / Westfield Capital /			2.01%, 4/1/2033(b)	205	216
WEA Finance LLC			2.30%, 11/1/2022(b)	1	—
5.13%, 11/15/2014(a)	1,000	1,064
			2.32%, 2/1/2037(b)	101	108
		$2,442	2.36%, 1/1/2035(b)	11	11
REITS- 2.23%			2.41%, 11/1/2032(b)	11	11
Arden Realty LP			2.53%, 12/1/2032(b)	49	52
5.25%, 3/1/2015	1,000	1,063	2.55%, 2/1/2035(b)	11	11

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

				(a)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) (continued)				period, the value of these securities totaled $63,912 or 24.30% of net
2.63%, 1/1/2035(b)	$56	$59		assets.
2.65%, 8/1/2034(b)	36	38		(b) Variable Rate. Rate shown is in effect at June 30, 2013.
2.66%, 7/1/2034(b)	86	92		(c) Fair value of these investments is determined in good faith by the
2.75%, 12/1/2033(b)	31	31		Manager under procedures established and periodically reviewed by the
4.27%, 11/1/2035(b)	4	4		Board of Directors. At the end of the period, the fair value of these
5.60%, 4/1/2019(b)	2	2		securities totaled $2,494 or 0.95% of net assets.
6.50%, 1/1/2014	1	1		(d) Non-Income Producing Security
6.50%, 1/1/2014	1	1
8.00%, 5/1/2027	34	37
8.50%, 11/1/2017	2	2		Portfolio Summary (unaudited)
		$676		Sector	Percent
Government National Mortgage Association (GNMA) -				Financial	35 .82%
0.02%				Asset Backed Securities	23 .75%
9.00%, 12/15/2020	4	4		Mortgage Securities	9.41%
9.00%, 4/20/2025	1	1		Energy	7.49%
10.00%, 2/15/2025	2	3		Consumer, Non-cyclical	6 .15%
10.00%, 12/15/2020	1	1		Utilities	4 .34%
11.00%, 12/15/2015	1	1		Government	3.12%
10.00%, 4/15/2025	1	1		Basic Materials	2.52%
10.00%, 6/15/2020	8	9		Communications	2.48%
10.00%, 9/15/2018	3	3		Industrial	1 .65%
10.00%, 9/15/2018	3	3		Technology	1 .35%
10.00%, 5/15/2020	6	6		Consumer, Cyclical	0 .38%
10.00%, 2/15/2019	22	23		Other Assets in Excess of Liabilities, Net	1.54%
		$55		TOTAL NET ASSETS	100.00%
U.S. Treasury - 0.10%
0.13%, 12/31/2013	275	275

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,103
	Maturity
REPURCHASE AGREEMENTS - 1.36%	Amount (000's)	Value(000	's)

Banks- 1.36%
Investment in Joint Trading Account; Credit	$720	$720
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $734,626; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	288	288
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $293,851; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	1,512	1,513
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $1,542,715; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	1,065	1,065
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $1,086,451; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$3,586
TOTAL REPURCHASE AGREEMENTS		$3,586
Total Investments		$258,907
Other Assets in Excess of Liabilities, Net - 1.54%		$4,053
TOTAL NET ASSETS - 100.00%		$262,960

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
June 30, 2013 (unaudited)

COMMON STOCKS - 98.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.04%				Computers (continued)
Esterline Technologies Corp (a)	6,890	$498		Netscout Systems Inc (a)	24,440		$571
Triumph Group Inc	7,620	603		Sykes Enterprises Inc (a)	13,660		215
		$1,101		Syntel Inc	5,280		332
Airlines - 0.65%							$2,264
US Airways Group Inc (a)	21,380	351		Consumer Products - 1.19%
				Prestige Brands Holdings Inc (a)	22,040		642
Apparel - 0.81%
Skechers U.S.A. Inc (a)	18,130	435		Diversified Financial Services - 2.46%
				Medley Capital Corp	17,240		234
				Nationstar Mortgage Holdings Inc (a)	6,190		232
Automobile Parts & Equipment - 0.99%
Tenneco Inc (a)	11,840	536		Nelnet Inc	2,608		94
				Ocwen Financial Corp (a)	6,240		257
				Piper Jaffray Cos (a)	5,530		175
Banks - 5.20%				Waddell & Reed Financial Inc	7,700		335
Banner Corp	7,162	242					$1,327
BBCN Bancorp Inc	17,802	253
Cardinal Financial Corp	15,165	222		Electric - 2.56%
First Interstate Bancsystem Inc	5,800	120		Avista Corp	22,150		598
First of Long Island Corp/The	2,700	90		UNS Energy Corp	17,414		779
Hanmi Financial Corp (a)	17,510	309					$1,377
Sterling Financial Corp/WA	3,750	89		Electrical Components & Equipment - 1.52%
Susquehanna Bancshares Inc	54,250	697		EnerSys Inc	16,660		817
Webster Financial Corp	23,390	601
WesBanco Inc	6,800	180
		$2,803		Electronics - 2.29%
				FEI Co	9,580		699
Biotechnology - 3.08%				Fluidigm Corp (a)	9,730		170
Ariad Pharmaceuticals Inc (a)	9,660	169		Taser International Inc (a)	42,910		366
Bluebird Bio Inc (a)	1,958	49					$1,235
Cambrex Corp (a)	5,590	78
Cubist Pharmaceuticals Inc (a)	2,610	126		Engineering & Construction - 3.01%
Cytokinetics Inc (a)	12,870	149		AECOM Technology Corp (a)	20,380		648
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	13		EMCOR Group Inc	18,720		761
Epizyme Inc (a)	1,612	45		MYR Group Inc (a)	10,970		213
Exact Sciences Corp (a)	11,747	164					$1,622
Insmed Inc (a)	5,540	66
Medicines Co/The (a)	7,280	224		Food - 0.80%
NewLink Genetics Corp (a)	2,860	56		Fresh Del Monte Produce Inc	15,380		429
NPS Pharmaceuticals Inc (a)	10,584	160
Puma Biotechnology Inc (a)	2,457	109		Gas - 0.57%
RTI Biologics Inc (a)	34,328	129		Southwest Gas Corp	6,610		309
Seattle Genetics Inc (a)	3,850	121
		$1,658		Hand & Machine Tools - 0.96%
Building Materials - 1.30%				Regal-Beloit Corp	7,940		515
Eagle Materials Inc	2,740	182
Louisiana-Pacific Corp (a)	12,110	179		Healthcare - Products - 1.88%
Trex Co Inc (a)	7,200	342		Cantel Medical Corp	7,064		239
		$703		Cynosure Inc (a)	8,382		218
				DexCom Inc (a)	6,220		140
Chemicals - 2.23%				Insulet Corp (a)	5,670		178
Axiall Corp	4,030	172		LipoScience Inc (a)	6,990		49
Landec Corp (a)	5,930	78
				Symmetry Medical Inc (a)	22,400		188
OM Group Inc (a)	18,250	564
WR Grace & Co (a)	4,590	386					$1,012
		$1,200		Healthcare - Services - 3.28%
Commercial Services - 5.08%				Air Methods Corp	1,590		54
				Centene Corp (a)	7,130		374
ABM Industries Inc	16,720	410		Gentiva Health Services Inc (a)	6,280		63
Acacia Research Corp	5,280	118		HealthSouth Corp (a)	28,270		814
Huron Consulting Group Inc (a)	8,260	382
				Magellan Health Services Inc (a)	8,200		460
Korn/Ferry International (a)	25,910	486
PAREXEL International Corp (a)	15,440	709					$1,765
RPX Corp (a)	8,184	137		Home Builders - 1.51%
Team Health Holdings Inc (a)	9,980	410		KB Home	22,100		434
Viad Corp	3,540	87		MDC Holdings Inc	11,690		380
		$2,739					$814
Computers - 4.20%				Insurance - 4.40%
CACI International Inc (a)	5,690	361		Allied World Assurance Co Holdings AG	7,150		654
Manhattan Associates Inc (a)	10,170	785		American Equity Investment Life Holding Co	19,390		305

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)					REITS (continued)
Horace Mann Educators Corp	14,110		$344		Starwood Property Trust Inc	25,200		$624
Montpelier Re Holdings Ltd ADR	18,642		466					$2,803
Validus Holdings Ltd	16,724		604
			$2,373		Retail - 11.57%
					ANN Inc (a)	22,030		731
Internet - 1.77%					Brinker International Inc	21,150		834
CDW Corp/DE (a)	28,413		529		Brown Shoe Co Inc	30,400		655
IntraLinks Holdings Inc (a)	23,480		171		Conn's Inc (a)	14,680		760
Overstock.com Inc (a)	4,350		123		First Cash Financial Services Inc (a)	3,336		164
Stamps.com Inc (a)	3,310		130		Haverty Furniture Cos Inc	11,400		262
			$953		Kirkland's Inc (a)	4,461		77
					Noodles & Co (a)	195		7
Investment Companies - 1.08%					Office Depot Inc (a)	176,206		682
Prospect Capital Corp	53,880		582		Red Robin Gourmet Burgers Inc (a)	16,794		927
					Rite Aid Corp (a)	192,990		552
Machinery - Construction & Mining - 0.56%					Stein Mart Inc	11,470		157
Terex Corp (a)	11,460		301		Susser Holdings Corp (a)	8,900		426
								$6,234
Metal Fabrication & Hardware - 1.20%					Savings & Loans - 1.10%
Mueller Industries Inc	4,080		206		Oritani Financial Corp	16,762		263
Worthington Industries Inc	13,980		443		Provident Financial Services Inc	20,880		329
			$649					$592
Mining - 0.54%					Semiconductors - 1.93%
US Silica Holdings Inc	13,880		289		Entegris Inc (a)	60,440		567
					IXYS Corp	14,720		163
					Rudolph Technologies Inc (a)	27,590		309
Miscellaneous Manufacturing - 1.78%
AZZ Inc	4,794		185					$1,039
Crane Co	9,740		583		Software - 5.00%
Movado Group Inc	5,670		192		Acxiom Corp (a)	29,010		658
			$960		Aspen Technology Inc (a)	25,020		720
					CommVault Systems Inc (a)	9,210		699
Oil & Gas - 4.28%					MedAssets Inc (a)	9,510		169
EPL Oil & Gas Inc (a)	21,940		644
					SYNNEX Corp (a)	10,550		446
Kodiak Oil & Gas Corp (a)	60,090		534
Midstates Petroleum Co Inc (a)	24,380		132					$2,692
Penn Virginia Corp (a)	86,740		408		Telecommunications - 3.68%
Western Refining Inc	20,920		587		ARRIS Group Inc (a)	36,819		528
			$2,305		Consolidated Communications Holdings Inc	12,110		211
					Plantronics Inc	14,440		634
Oil & Gas Services - 2.82%					RF Micro Devices Inc (a)	113,910		610
Flotek Industries Inc (a)	22,187		398
Hornbeck Offshore Services Inc (a)	9,220		493					$1,983
ION Geophysical Corp (a)	57,270		345		Textiles - 0.37%
MRC Global Inc (a)	10,295		284		G&K Services Inc	4,249		202
			$1,520
Pharmaceuticals - 2.97%					TOTAL COMMON STOCKS			$52,865
Achillion Pharmaceuticals Inc (a)	20,010		164			Maturity
Alkermes PLC (a)	7,280		209		REPURCHASE AGREEMENTS - 0.94%	Amount (000's)	Value	(000	's)
Aratana Therapeutics Inc (a)	13,781		104		Banks- 0.94%
Array BioPharma Inc (a)	53,790		244		Investment in Joint Trading Account; Credit	$101		$101
Clovis Oncology Inc (a)	1,440		97		Suisse Repurchase Agreement; 0.09%
Endo Health Solutions Inc - Rights (a),(c)	31,550		—		dated 6/28/2013 maturing 7/1/2013
KaloBios Pharmaceuticals Inc (a)	12,140		69		(collateralized by US Government
Keryx Biopharmaceuticals Inc (a)	15,230		114		Securities; $103,237; 4.25% - 8.75%; dated
Medivation Inc (a)	1,940		95		08/15/20 - 05/15/39)
Onyx Pharmaceuticals Inc (a)	1,800		156		Investment in Joint Trading Account; Deutsche	40		40
Orexigen Therapeutics Inc (a)	19,340		113		Bank Repurchase Agreement; 0.18% dated
Pharmacyclics Inc (a)	2,980		237		6/28/2013 maturing 7/1/2013
			$1,602		(collateralized by US Government
Publicly Traded Investment Fund - 0.24%					Securities; $41,295; 0.50% - 4.38%; dated
THL Credit Inc	8,690		132		01/09/15 - 08/08/19)
					Investment in Joint Trading Account; JP	213		213
					Morgan Repurchase Agreement; 0.10%
REITS - 5.20%					dated 6/28/2013 maturing 7/1/2013
CapLease Inc	19,410		164		(collateralized by US Government
Corrections Corp of America	19,092		646		Securities; $216,799; 0.00% - 10.35%;
Extra Space Storage Inc	15,760		661		dated 08/03/13 - 06/29/32)
First Industrial Realty Trust Inc	46,660		708

See accompanying notes.					216

Schedule of Investments SmallCap Blend Account June 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$150	$150
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $152,680; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$504
TOTAL REPURCHASE AGREEMENTS		$504
Total Investments		$53,369
Other Assets in Excess of Liabilities, Net - 0.96%		$518
TOTAL NET ASSETS - 100.00%		$53,887

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $13 or 0.02% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		20 .62%
Consumer, Non-cyclical		18 .27%
Consumer, Cyclical		15 .91%
Industrial		14 .66%
Technology		11 .13%
Energy		7.10%
Communications		5 .45%
Utilities		3 .13%
Basic Materials		2.77%
Other Assets in Excess of Liabilities, Net		0 .96%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	3	$290	$292	$2
Total					$2

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS - 95.58%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.01%				Beverages (continued)
MDC Partners Inc	312	$6		Coca-Cola Bottling Co Consolidated	152		$9
							$34
Aerospace & Defense - 0.43%				Biotechnology - 5.74%
Astronics Corp (a)	395	16		Acorda Therapeutics Inc (a)	841		28
Cubic Corp	275	13		Aegerion Pharmaceuticals Inc (a)	4,723		299
GenCorp Inc (a)	1,021	17		Affymax Inc (a)	758		1
HEICO Corp	974	49		Agenus Inc (a)	437		2
Kaman Corp	574	20		Alnylam Pharmaceuticals Inc (a)	16,376		508
SIFCO Industries Inc	32	—		AMAG Pharmaceuticals Inc (a)	549		12
Teledyne Technologies Inc (a)	283	22		Arena Pharmaceuticals Inc (a)	3,552		27
Triumph Group Inc	1,413	112		BioCryst Pharmaceuticals Inc (a)	1,616		3
		$249		Cambrex Corp (a)	18,811		263
				Celldex Therapeutics Inc (a)	18,623		290
Agriculture - 0.02%				Dendreon Corp (a)	3,226		13
Vector Group Ltd	769	12		Emergent Biosolutions Inc (a)	166		2
				Epizyme Inc (a)	5,308		149
Airlines - 1.68%				Exact Sciences Corp (a)	23,244		324
Allegiant Travel Co	331	35		Exelixis Inc (a)	3,295		15
Hawaiian Holdings Inc (a)	877	5		Halozyme Therapeutics Inc (a)	1,662		13
Republic Airways Holdings Inc (a)	837	10		ImmunoGen Inc (a)	1,194		20
SkyWest Inc	107	1		Incyte Corp Ltd (a)	10,570		233
Spirit Airlines Inc (a)	28,478	905		Intercept Pharmaceuticals Inc (a)	1,831		82
US Airways Group Inc (a)	1,317	22		InterMune Inc (a)	1,334		13
		$978		KYTHERA Biopharmaceuticals Inc (a)	134		4
				Ligand Pharmaceuticals Inc (a)	568		21
Apparel - 0.32%				Medicines Co/The (a)	1,157		36
Cherokee Inc	237	3		Merrimack Pharmaceuticals Inc (a)	492		3
Crocs Inc (a)	1,910	31
				Novavax Inc (a)	4,249		9
G-III Apparel Group Ltd (a)	67	3
				NPS Pharmaceuticals Inc (a)	48,111		726
Iconix Brand Group Inc (a)	541	16
				OncoGenex Pharmaceutical Inc (a)	468		5
Maidenform Brands Inc (a)	553	10
				Oncothyreon Inc (a)	1,875		3
Oxford Industries Inc	249	16		PDL BioPharma Inc	2,537		20
RG Barry Corp	250	4		Puma Biotechnology Inc (a)	389		17
Steven Madden Ltd (a)	834	40
				Repligen Corp (a)	874		7
True Religion Apparel Inc	540	17		Sangamo Biosciences Inc (a)	1,725		13
Wolverine World Wide Inc	900	49		Sequenom Inc (a)	2,814		12
		$189		Verastem Inc (a)	11,552		160
Automobile Manufacturers - 0.03%							$3,333
Wabash National Corp (a)	1,471	15
				Building Materials - 3.69%
				AAON Inc	345		11
Automobile Parts & Equipment - 0.28%				American DG Energy Inc (a)	692		1
American Axle & Manufacturing Holdings Inc	821	15		Apogee Enterprises Inc	14,596		350
(a)				Boise Cascade Co (a)	7,804		199
Cooper Tire & Rubber Co	235	8		Comfort Systems USA Inc	361		5
Dana Holding Corp	479	9		Drew Industries Inc	403		16
Dorman Products Inc	507	23		Headwaters Inc (a)	1,529		13
Gentherm Inc (a)	680	13		Louisiana-Pacific Corp (a)	1,978		29
Standard Motor Products Inc	444	15		Nortek Inc (a)	253		16
Tenneco Inc (a)	1,289	59		Patrick Industries Inc (a)	124		3
Titan International Inc	1,191	20		PGT Inc (a)	311		3
		$162		Texas Industries Inc (a)	397		26
				Trex Co Inc (a)	19,775		939
Banks - 4.54%				USG Corp (a)	23,165		534
Arrow Financial Corp	19	—					$2,145
Bank of the Ozarks Inc	20,082	871
Bridge Capital Holdings (a)	85	1		Chemicals - 0.53%
Cardinal Financial Corp	3,188	47		Aceto Corp	196		3
Cass Information Systems Inc	331	15		American Vanguard Corp	597		14
CoBiz Financial Inc	30,713	255		Balchem Corp	604		27
Eagle Bancorp Inc (a)	35	1		Chemtura Corp (a)	1,269		26
First Financial Bankshares Inc	434	24		Ferro Corp (a)	2,267		16
SVB Financial Group (a)	8,925	744		Hawkins Inc	295		11
Texas Capital Bancshares Inc (a)	7,171	318		HB Fuller Co	1,054		40
Walker & Dunlop Inc (a)	20,767	363		Innophos Holdings Inc	449		21
		$2,639		Innospec Inc	435		17
				Landec Corp (a)	199		3
Beverages - 0.06%				Olin Corp	1,153		27
Boston Beer Co Inc/The (a)	143	25		OMNOVA Solutions Inc (a)	1,498		12
				PolyOne Corp	1,948		48

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Computers - 1.15%
Quaker Chemical Corp	113	$7		3D Systems Corp (a)	6,440		$283
Rentech Inc	7,072	15		CACI International Inc (a)	58		4
Stepan Co	338	19		Computer Task Group Inc	378		9
		$306		Cray Inc (a)	837		16
				Datalink Corp (a)	480		5
Commercial Services - 2.43%				Echelon Corp (a)	658		1
Acacia Research Corp	443	10		Electronics for Imaging Inc (a)	120		3
Accretive Health Inc (a)	1,159	13
				Fusion-io Inc (a)	1,100		16
Advisory Board Co/The (a)	624	34
				iGate Corp (a)	1,053		17
American Public Education Inc (a)	373	14
AMN Healthcare Services Inc (a)	788	11		j2 Global Inc	717		31
				Manhattan Associates Inc (a)	424		33
Arbitron Inc	561	26		MTS Systems Corp	345		20
AVEO Pharmaceuticals Inc (a)	1,389	3
				Netscout Systems Inc (a)	768		18
Barrett Business Services Inc	219	11		Qualys Inc (a)	203		3
Bridgepoint Education Inc (a)	533	7
				RealD Inc (a)	1,225		17
Brink's Co/The	1,017	26		Silicon Graphics International Corp (a)	1,058		14
Capella Education Co (a)	270	11
				Super Micro Computer Inc (a)	853		9
Cardtronics Inc (a)	922	25
				Synaptics Inc (a)	723		28
CDI Corp	53	1		Syntel Inc	322		20
Chemed Corp	403	29		Uni-Pixel Inc (a)	6,286		93
Corporate Executive Board Co	621	39		Unisys Corp (a)	724		16
Corvel Corp (a)	378	11
				Virtusa Corp (a)	601		13
CoStar Group Inc (a)	604	78
				Vocera Communications Inc (a)	90		1
Deluxe Corp	757	26					$670
Electro Rent Corp	60	1
Euronet Worldwide Inc (a)	1,043	33		Consumer Products - 0.17%
EVERTEC Inc (a)	617	14		ACCO Brands Corp (a)	1,682		11
ExamWorks Group Inc (a)	175	4		AT Cross Co (a)	266		5
ExlService Holdings Inc (a)	475	14		Blyth Inc	335		5
Forrester Research Inc	455	17		Central Garden and Pet Co - Class A (a)	186		1
Franklin Covey Co (a)	305	4		Prestige Brands Holdings Inc (a)	765		22
Global Cash Access Holdings Inc (a)	2,169	14		Spectrum Brands Holdings Inc	356		20
Grand Canyon Education Inc (a)	827	27		Tumi Holdings Inc (a)	707		17
H&E Equipment Services Inc	10,243	216		WD-40 Co	357		19
Hackett Group Inc/The	794	4					$100
Healthcare Services Group Inc	1,242	30
Heartland Payment Systems Inc	810	30		Cosmetics & Personal Care - 0.05%
				Elizabeth Arden Inc (a)	396		18
HMS Holdings Corp (a)	1,815	42
Huron Consulting Group Inc (a)	97	5		Inter Parfums Inc	379		11
Insperity Inc	502	15					$29
Intersections Inc	191	2		Distribution & Wholesale - 3.62%
ITT Educational Services Inc (a)	731	18		Beacon Roofing Supply Inc (a)	868		33
K12 Inc (a)	559	15		Core-Mark Holding Co Inc	60		4
Landauer Inc	308	15		MWI Veterinary Supply Inc (a)	10,893		1,342
LifeLock Inc (a)	1,068	13		Owens & Minor Inc	421		14
Matthews International Corp	437	16		Pool Corp	1,008		53
MAXIMUS Inc	727	54		Titan Machinery Inc (a)	547		11
Medifast Inc (a)	448	12		United Stationers Inc	73		2
Monro Muffler Brake Inc	555	27		Watsco Inc	544		46
Multi-Color Corp	15	—		WESCO International Inc (a)	8,790		597
National Research Corp - Class A (a)	234	4					$2,102
National Research Corp - Class B (a)	39	1
On Assignment Inc (a)	935	25		Diversified Financial Services - 1.84%
PAREXEL International Corp (a)	1,257	58		BGC Partners Inc	1,821		11
Performant Financial Corp (a)	163	2		Blackhawk Network Holdings Inc (a)	2,848		66
PRGX Global Inc (a)	751	4		Cohen & Steers Inc	389		13
Providence Service Corp/The (a)	74	2		Coinstar Inc (a)	591		35
RPX Corp (a)	612	10		Credit Acceptance Corp (a)	166		17
Sotheby's	1,201	46		Diamond Hill Investment Group Inc	86		7
Steiner Leisure Ltd (a)	324	17		Ellie Mae Inc (a)	509		12
Stewart Enterprises Inc	1,335	18		Encore Capital Group Inc (a)	529		17
Strayer Education Inc	252	12		Evercore Partners Inc - Class A	11,155		438
Team Health Holdings Inc (a)	1,368	56		Financial Engines Inc	4,776		218
Team Inc (a)	369	14		GAMCO Investors Inc	202		11
TMS International Corp	210	3		Greenhill & Co Inc	529		24
TrueBlue Inc (a)	635	13		Higher One Holdings Inc (a)	1,042		12
Valassis Communications Inc	524	13		MarketAxess Holdings Inc	676		32
VistaPrint NV (a)	633	31		MicroFinancial Inc	100		1
WEX Inc (a)	833	64		Netspend Holdings Inc (a)	977		16
		$1,410		Ocwen Financial Corp (a)	208		8
				Portfolio Recovery Associates Inc (a)	370		57

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Entertainment (continued)
Pzena Investment Management Inc	259	$2		Vail Resorts Inc	632		$39
Regional Management Corp (a)	151	4					$1,400
Virtus Investment Partners Inc (a)	68	12
WageWorks Inc (a)	508	17		Environmental Control - 0.14%
				Calgon Carbon Corp (a)	897		15
Westwood Holdings Group Inc	209	9
WisdomTree Investments Inc (a)	1,218	14		Ceco Environmental Corp	189		2
				Darling International Inc (a)	804		15
World Acceptance Corp (a)	217	19
		$1,072		Mine Safety Appliances Co	512		24
				Tetra Tech Inc (a)	157		4
Electric - 0.01%				TRC Cos Inc (a)	422		3
Atlantic Power Corp	332	1		US Ecology Inc	576		16
Ormat Technologies Inc	157	4					$79
Otter Tail Corp	60	2
		$7		Food - 0.64%
				Arden Group Inc	22		2
Electrical Components & Equipment - 1.30%				B&G Foods Inc	1,253		43
Acuity Brands Inc	7,412	560		Boulder Brands Inc (a)	991		12
Advanced Energy Industries Inc (a)	760	13		Calavo Growers Inc	384		11
Belden Inc	903	45		Cal-Maine Foods Inc	403		19
Coleman Cable Inc	241	4		Hain Celestial Group Inc (a)	683		44
EnerSys Inc	386	19		Harris Teeter Supermarkets Inc	198		9
Generac Holdings Inc	1,049	39		Inventure Foods Inc (a)	411		3
Graham Corp	327	10		J&J Snack Foods Corp	341		27
Littelfuse Inc	420	31		Lancaster Colony Corp	342		27
SunPower Corp (a)	600	12		Pilgrim's Pride Corp (a)	1,160		17
Universal Display Corp (a)	729	21		Sanderson Farms Inc	530		35
		$754		SUPERVALU Inc (a)	2,977		19
				Tootsie Roll Industries Inc	545		17
Electronics - 1.02%				TreeHouse Foods Inc (a)	577		38
American Science & Engineering Inc	50	3		United Natural Foods Inc (a)	897		48
Analogic Corp	250	18					$371
Badger Meter Inc	316	14
Coherent Inc	426	23		Forest Products & Paper - 0.24%
ESCO Technologies Inc	279	9		Buckeye Technologies Inc	493		18
FARO Technologies Inc (a)	8,709	295		Clearwater Paper Corp (a)	384		18
FEI Co	775	57		Deltic Timber Corp	225		13
Fluidigm Corp (a)	796	14		KapStone Paper and Packaging Corp	800		32
InvenSense Inc (a)	1,179	18		Neenah Paper Inc	300		10
Measurement Specialties Inc (a)	290	14		Orchids Paper Products Co	86		2
Mesa Laboratories Inc	81	4		PH Glatfelter Co	750		19
Multi-Fineline Electronix Inc (a)	43	1		Schweitzer-Mauduit International Inc	494		25
NVE Corp (a)	156	7					$137
OSI Systems Inc (a)	368	24
Rogers Corp (a)	216	10		Gas - 0.03%
Taser International Inc (a)	1,684	14		Piedmont Natural Gas Co Inc	193		6
Woodward Inc	1,540	62		South Jersey Industries Inc	208		12
Zagg Inc (a)	802	4					$18
		$591		Hand & Machine Tools - 0.06%
Energy - Alternate Sources - 0.03%				Franklin Electric Co Inc	984		33
Clean Energy Fuels Corp (a)	1,213	16
Renewable Energy Group Inc (a)	122	2		Healthcare - Products - 4.62%
Saratoga Resources Inc (a)	571	1		Abaxis Inc	9,576		455
		$19		ABIOMED Inc (a)	705		15
				Accuray Inc (a)	2,298		13
Engineering & Construction - 0.15%				Align Technology Inc (a)	1,508		56
Aegion Corp (a)	179	4
				ArthroCare Corp (a)	470		16
Argan Inc	69	1
Dycom Industries Inc (a)	653	15		Atrion Corp	51		11
				Cantel Medical Corp	444		15
Exponent Inc	297	18		Cardiovascular Systems Inc (a)	543		12
MasTec Inc (a)	1,213	40
				Cepheid Inc (a)	12,596		433
MYR Group Inc (a)	367	7
				Cyberonics Inc (a)	578		30
		$85		Cynosure Inc (a)	199		5
Entertainment - 2.41%				DexCom Inc (a)	1,270		29
Carmike Cinemas Inc (a)	11,808	229		Endologix Inc (a)	1,166		16
Churchill Downs Inc	279	22		Exactech Inc (a)	64		1
Multimedia Games Holding Co Inc (a)	30,357	791		Female Health Co/The	27,124		268
National CineMedia Inc	615	10		Genomic Health Inc (a)	340		11
Pinnacle Entertainment Inc (a)	951	19		Globus Medical Inc (a)	1,088		18
SHFL Entertainment Inc (a)	16,375	290		Greatbatch Inc (a)	12,921		424
				Haemonetics Corp (a)	1,064		44

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
Hanger Inc (a)	469	$15		Ethan Allen Interiors Inc	418		$12
Hansen Medical Inc (a)	1,798	3		iRobot Corp (a)	485		19
HeartWare International Inc (a)	345	33		La-Z-Boy Inc	480		10
ICU Medical Inc (a)	238	17		Select Comfort Corp (a)	1,204		30
Insulet Corp (a)	967	30		TiVo Inc (a)	1,310		15
Integra LifeSciences Holdings Corp (a)	361	13					$89
LipoScience Inc (a)	16,260	114
Luminex Corp (a)	875	18		Insurance - 1.34%
Masimo Corp	1,021	22		Amtrust Financial Services Inc	17,666		631
Merge Healthcare Inc (a)	1,489	5		Employers Holdings Inc	677		17
Meridian Bioscience Inc	845	18		First American Financial Corp	303		7
Merit Medical Systems Inc (a)	76	1		HCI Group Inc	46		1
				Health Insurance Innovations Inc (a)	8,765		92
MiMedx Group Inc (a)	1,677	12
				MGIC Investment Corp (a)	3,138		19
NanoString Technologies Inc (a)	12,393	99
Natus Medical Inc (a)	568	8		Montpelier Re Holdings Ltd ADR	199		5
				Navigators Group Inc/The (a)	132		7
NuVasive Inc (a)	336	8
NxStage Medical Inc (a)	1,086	16					$779
OraSure Technologies Inc (a)	1,788	7		Internet - 4.04%
Orthofix International NV (a)	489	13		Angie's List Inc (a)	657		18
PhotoMedex Inc (a),(b)	8,120	130		Bankrate Inc (a)	751		11
Quidel Corp (a)	579	15		Blucora Inc (a)	809		15
Rochester Medical Corp (a)	292	4		Blue Nile Inc (a)	400		15
Rockwell Medical Inc (a)	639	2		Boingo Wireless Inc (a)	497		3
Spectranetics Corp (a)	702	13		Brightcove Inc (a)	23,431		205
STAAR Surgical Co (a)	1,191	12		BroadSoft Inc (a)	576		16
STERIS Corp	1,174	50		Cogent Communications Group Inc	955		27
SurModics Inc (a)	108	2		comScore Inc (a)	738		18
Symmetry Medical Inc (a)	368	3		Dealertrack Technologies Inc (a)	702		25
Thoratec Corp (a)	1,142	36		Dice Holdings Inc (a)	1,471		14
Tornier NV (a)	363	6		ExactTarget Inc (a)	753		25
Utah Medical Products Inc	106	6		Global Sources Ltd (a)	90		1
Vascular Solutions Inc (a)	538	8		HealthStream Inc (a)	644		16
Volcano Corp (a)	1,123	20		HomeAway Inc (a)	14,375		465
West Pharmaceutical Services Inc	689	48		Lionbridge Technologies Inc (a)	1,778		5
Wright Medical Group Inc (a)	117	3		Liquidity Services Inc (a)	495		17
		$2,682		magicJack VocalTec Ltd (a)	329		5
				Move Inc (a)	1,272		16
Healthcare - Services - 1.84%
Acadia Healthcare Co Inc (a)	23,746	786		NIC Inc	1,349		22
				OpenTable Inc (a)	471		30
Air Methods Corp	808	27		Orbitz Worldwide Inc (a)	756		6
Amsurg Corp (a)	326	11
				Overstock.com Inc (a)	368		10
Bio-Reference Labs Inc (a)	516	15
				Perficient Inc (a)	775		10
Capital Senior Living Corp (a)	511	12
				ReachLocal Inc (a)	329		4
Centene Corp (a)	1,080	57
				Saba Software Inc (a)	34,441		336
Emeritus Corp (a)	644	15
				Sapient Corp (a)	2,587		34
Ensign Group Inc/The	341	12		Shutterfly Inc (a)	668		37
HealthSouth Corp (a)	1,694	49
				Sourcefire Inc (a)	12,780		710
Healthways Inc (a)	702	12
				SPS Commerce Inc (a)	229		13
IPC The Hospitalist Co Inc (a)	348	18
				Stamps.com Inc (a)	453		18
Magellan Health Services Inc (a)	44	2
				Textura Corp (a)	954		25
Molina Healthcare Inc (a)	564	21
				Travelzoo Inc (a)	224		6
Skilled Healthcare Group Inc (a)	560	4
				Trulia Inc (a)	422		13
US Physical Therapy Inc	378	10		ValueClick Inc (a)	1,595		39
Vanguard Health Systems Inc (a)	866	18
				VASCO Data Security International Inc (a)	405		3
		$1,069		VirnetX Holding Corp (a)	771		16
Holding Companies - Diversified - 0.01%				Vocus Inc (a)	677		7
Primoris Services Corp	261	5		Web.com Group Inc (a)	621		16
				WebMD Health Corp (a)	617		18
				XO Group Inc (a)	825		9
Home Builders - 2.55%				Yelp Inc (a)	523		18
Hovnanian Enterprises Inc (a)	41,100	231
				Zillow Inc (a)	436		25
KB Home	1,470	29		Zix Corp (a)	1,886		8
Meritage Homes Corp (a)	12,883	558
Ryland Group Inc/The	938	38					$2,350
Standard Pacific Corp (a)	49,136	409		Investment Companies - 0.00%
Taylor Morrison Home Corp (a)	8,569	209		Main Street Capital Corp	79		2
Winnebago Industries Inc (a)	270	6
		$1,480		Leisure Products & Services - 0.69%
Home Furnishings - 0.15%				Arctic Cat Inc	268		12
Daktronics Inc	283	3		Black Diamond Inc (a)	29,207		275

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Leisure Products & Services (continued)				Office Furnishings (continued)
Brunswick Corp/DE	1,871	$60		Interface Inc	1,075		$18
Interval Leisure Group Inc	823	16		Knoll Inc	1,094		16
Life Time Fitness Inc (a)	729	36		Steelcase Inc	330		5
		$399					$108
Lodging - 0.03%				Oil & Gas - 4.88%
Ameristar Casinos Inc	601	16		Alon USA Energy Inc	245		3
				Apco Oil and Gas International Inc (a)	280		3
				Approach Resources Inc (a)	7,090		174
Machinery - Construction & Mining - 0.02%				Arabian American Development Co (a)	655		6
Hyster-Yale Materials Handling Inc	214	13		Berry Petroleum Co	332		14
				Bonanza Creek Energy Inc (a)	579		20
Machinery - Diversified - 1.84%				Carrizo Oil & Gas Inc (a)	707		20
Altra Holdings Inc	465	13		Clayton Williams Energy Inc (a)	17		1
Applied Industrial Technologies Inc	861	42		Contango Oil & Gas Co	386		13
Chart Industries Inc (a)	1,619	153		CVR Energy Inc	254		12
Cognex Corp	920	41		Delek US Holdings Inc	8,908		256
DXP Enterprises Inc (a)	288	19		Diamondback Energy Inc (a)	17,303		576
Intermec Inc (a)	1,248	12		Gulfport Energy Corp (a)	14,065		662
Lindsay Corp	281	21		Halcon Resources Corp (a)	1,752		10
Middleby Corp (a)	4,414	750		Isramco Inc (a)	32		3
Tennant Co	350	17		Kodiak Oil & Gas Corp (a)	5,705		51
		$1,068		Magnum Hunter Resources Corp (a)	125,211		457
				Magnum Hunter Resources Corp - Warrants (a)	5,777		1
Media - 1.52%				Midstates Petroleum Co Inc (a)	359		2
Belo Corp	1,078	15		Panhandle Oil and Gas Inc	209		6
Nexstar Broadcasting Group Inc	597	21		Rex Energy Corp (a)	25,858		455
Sinclair Broadcast Group Inc	28,890	849		Rosetta Resources Inc (a)	1,264		54
		$885		Vaalco Energy Inc (a)	1,888		11
Metal Fabrication & Hardware - 0.23%				W&T Offshore Inc	76		1
CIRCOR International Inc	40	2		Warren Resources Inc (a)	335		1
Mueller Industries Inc	572	29		Western Refining Inc	746		21
Mueller Water Products Inc - Class A	1,837	13					$2,833
RBC Bearings Inc (a)	483	25
Rexnord Corp (a)	948	16		Oil & Gas Services - 0.65%
				C&J Energy Services Inc (a)	431		8
Sun Hydraulics Corp	460	14		CARBO Ceramics Inc	169		11
Worthington Industries Inc	1,036	33		Flotek Industries Inc (a)	1,017		18
		$132		Forum Energy Technologies Inc (a)	528		16
Mining - 0.08%				Geospace Technologies Corp (a)	280		19
AMCOL International Corp	509	16		Global Geophysical Services Inc (a)	31,317		148
Coeur Mining Inc (a)	1,367	18		ION Geophysical Corp (a)	2,735		17
United States Lime & Minerals Inc (a)	53	3		Lufkin Industries Inc	707		63
US Silica Holdings Inc	388	8		Matrix Service Co (a)	162		3
		$45		Mitcham Industries Inc (a)	260		4
				Newpark Resources Inc (a)	1,372		15
Miscellaneous Manufacturing - 0.57%				Pioneer Energy Services Corp (a)	404		3
AZZ Inc	559	22		Targa Resources Corp	610		39
Blount International Inc (a)	1,054	13		TGC Industries Inc	481		4
CLARCOR Inc	924	48		Thermon Group Holdings Inc (a)	476		10
EnPro Industries Inc (a)	322	16		Willbros Group Inc (a)	298		2
Federal Signal Corp (a)	1,954	17					$380
GP Strategies Corp (a)	435	10
Hillenbrand Inc	1,171	28		Packaging & Containers - 0.11%
John Bean Technologies Corp	640	13		AEP Industries Inc (a)	130		9
Koppers Holdings Inc	446	17		Berry Plastics Group Inc (a)	1,085		24
LSB Industries Inc (a)	356	11		Graphic Packaging Holding Co (a)	4,116		32
Movado Group Inc	40	1					$65
Park-Ohio Holdings Corp (a)	269	9
Polypore International Inc (a)	821	33		Pharmaceuticals - 8.10%
				ACADIA Pharmaceuticals Inc (a)	1,319		24
Proto Labs Inc (a)	172	11
				Achillion Pharmaceuticals Inc (a)	30,365		249
Raven Industries Inc	672	20		Akorn Inc (a)	43,110		583
Smith & Wesson Holding Corp (a)	1,378	14
				Anika Therapeutics Inc (a)	371		6
Standex International Corp	90	5		Array BioPharma Inc (a)	2,150		10
Sturm Ruger & Co Inc	396	19		Auxilium Pharmaceuticals Inc (a)	1,016		17
Trimas Corp (a)	657	25
				AVANIR Pharmaceuticals Inc (a)	4,674		22
		$332		BioDelivery Sciences International Inc (a)	867		4
Office Furnishings - 0.19%				BioScrip Inc (a)	42,486		701
Herman Miller Inc	1,301	35		Biospecifics Technologies Corp (a)	141		2
HNI Corp	938	34		Cadence Pharmaceuticals Inc (a)	1,972		13
				Clovis Oncology Inc (a)	244		16

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Cumberland Pharmaceuticals Inc (a)	206	$1		Saul Centers Inc	244		$11
Dyax Corp (a)	3,204	11		Sovran Self Storage Inc	589		38
Endocyte Inc (a)	959	13		Strategic Hotels & Resorts Inc (a)	2,814		25
Furiex Pharmaceuticals Inc (a)	240	8		Summit Hotel Properties Inc	23,944		226
Hi-Tech Pharmacal Co Inc	129	4		Sun Communities Inc	663		33
Infinity Pharmaceuticals Inc (a)	12,860	209		Universal Health Realty Income Trust	232		10
Insys Therapeutics Inc (a)	17,136	237		Urstadt Biddle Properties Inc	597		12
Ironwood Pharmaceuticals Inc (a)	1,526	15		Washington Real Estate Investment Trust	431		12
Isis Pharmaceuticals Inc (a)	13,462	362					$915
Jazz Pharmaceuticals PLC (a)	6,450	443
Keryx Biopharmaceuticals Inc (a)	1,716	13		Retail - 12.23%
				Aeropostale Inc (a)	1,503		21
MannKind Corp (a)	2,490	16
				AFC Enterprises Inc (a)	517		19
Nature's Sunshine Products Inc	216	4		America's Car-Mart Inc/TX (a)	251		11
Nektar Therapeutics (a)	1,708	20
				ANN Inc (a)	1,035		34
Neogen Corp (a)	494	27
				Asbury Automotive Group Inc (a)	492		20
Neurocrine Biosciences Inc (a)	1,398	19
				BJ's Restaurants Inc (a)	11,232		417
Opko Health Inc (a)	2,020	14
				Bloomin' Brands Inc (a)	1,125		28
Optimer Pharmaceuticals Inc (a)	894	13
Orexigen Therapeutics Inc (a)	1,885	11		Brown Shoe Co Inc	839		18
Pacira Pharmaceuticals Inc/DE (a)	549	16		Buckle Inc/The	589		31
				Buffalo Wild Wings Inc (a)	341		33
Pain Therapeutics Inc	1,244	3
Pernix Therapeutics Holdings (a)	294	1		Casey's General Stores Inc	692		42
Portola Pharmaceuticals Inc (a)	10,955	269		Cash America International Inc	261		12
POZEN Inc (a)	871	4		CEC Entertainment Inc	388		16
Questcor Pharmaceuticals Inc	1,128	51		Cheesecake Factory Inc/The	1,146		48
				Children's Place Retail Stores Inc/The (a)	302		17
Regulus Therapeutics Inc (a)	25,840	253
				Christopher & Banks Corp (a)	34,440		232
Sagent Pharmaceuticals Inc (a)	307	6
				Chuy's Holdings Inc (a)	8,824		338
Santarus Inc (a)	1,100	23
				Conn's Inc (a)	456		24
Sarepta Therapeutics Inc (a)	15,071	573
Sciclone Pharmaceuticals Inc (a)	1,789	9		Cracker Barrel Old Country Store Inc	408		39
				Denny's Corp (a)	2,447		14
Sucampo Pharmaceuticals Inc (a)	386	3
Synageva BioPharma Corp (a)	7,438	313		Destination Maternity Corp	189		5
Synta Pharmaceuticals Corp (a)	1,310	7		DineEquity Inc	316		22
				Diversified Restaurant Holdings Inc (a)	15,005		119
Threshold Pharmaceuticals Inc (a)	1,467	8
				Express Inc (a)	1,900		40
USANA Health Sciences Inc (a)	195	14
				Ezcorp Inc (a)	678		11
ViroPharma Inc (a)	1,149	33
				Fiesta Restaurant Group Inc (a)	478		16
Vivus Inc (a)	1,831	23
				Fifth & Pacific Cos Inc (a)	31,510		704
XenoPort Inc (a)	1,219	6
				First Cash Financial Services Inc (a)	595		29
Zogenix Inc (a)	1,774	3
				Five Below Inc (a)	10,752		395
		$4,705		Francesca's Holdings Corp (a)	20,005		556
Pipelines - 0.10%				Genesco Inc (a)	519		35
Crosstex Energy Inc	774	15		GNC Holdings Inc	900		40
SemGroup Corp	770	42		Hibbett Sports Inc (a)	2,864		159
		$57		HSN Inc	782		42
				Jack in the Box Inc (a)	11,506		452
Private Equity - 0.31%				Jos A Bank Clothiers Inc (a)	130		5
GSV Capital Corp (a)	23,249	183
				Krispy Kreme Doughnuts Inc (a)	1,332		23
				Lithia Motors Inc	7,629		407
Real Estate - 0.02%				Lumber Liquidators Holdings Inc (a)	3,849		300
HFF Inc	579	10		Mattress Firm Holding Corp (a)	4,636		187
				Men's Wearhouse Inc	341		13
				Nathan's Famous Inc (a)	83		4
REITS - 1.57%				Pantry Inc/The (a)	51		1
Acadia Realty Trust	316	8		Papa John's International Inc (a)	370		24
Alexander's Inc	45	13		Penske Automotive Group Inc	8,841		270
Coresite Realty Corp	333	11		PetMed Express Inc	627		8
DuPont Fabros Technology Inc	620	15		Pier 1 Imports Inc	2,063		48
EastGroup Properties Inc	597	34		Pricesmart Inc	337		30
Geo Group Inc/The	622	21		Red Robin Gourmet Burgers Inc (a)	8,003		442
Glimcher Realty Trust	24,030	263		Restoration Hardware Holdings Inc (a)	3,165		237
Healthcare Realty Trust Inc	700	18		Rite Aid Corp (a)	9,343		27
Highwoods Properties Inc	506	18		rue21 inc (a)	488		20
Inland Real Estate Corp	1,116	11		Ruth's Hospitality Group Inc	1,110		13
LTC Properties Inc	598	23		Sonic Corp (a)	968		14
Monmouth Real Estate Investment Corp	566	6		Susser Holdings Corp (a)	156		7
National Health Investors Inc	526	31		Texas Roadhouse Inc	1,293		32
Potlatch Corp	545	22		Tile Shop Holdings Inc (a)	15,424		447
PS Business Parks Inc	328	24		Tilly's Inc (a)	14,515		232
Ryman Hospitality Properties	472	18		Vera Bradley Inc (a)	653		14
Sabra Health Care REIT Inc	481	12

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Vitamin Shoppe Inc (a)	5,467	$245		Omnicell Inc (a)	12,039		$248
Winmark Corp	74	5		Pegasystems Inc	368		12
Zumiez Inc (a)	464	13		Progress Software Corp (a)	574		13
		$7,107		PROS Holdings Inc (a)	459		14
				PTC Inc (a)	2,215		54
Savings & Loans - 0.66%				QAD Inc	202		2
EverBank Financial Corp	11,573	191		QLIK Technologies Inc (a)	16,877		477
Investors Bancorp Inc	241	5		Quality Systems Inc	830		16
Oritani Financial Corp	498	8		RealPage Inc (a)	752		14
Pacific Premier Bancorp Inc (a)	14,557	178
				Rosetta Stone Inc (a)	170		2
		$382		SciQuest Inc (a)	575		14
Semiconductors - 1.82%				SS&C Technologies Holdings Inc (a)	1,219		40
Applied Micro Circuits Corp (a)	1,191	11		Synchronoss Technologies Inc (a)	592		18
ATMI Inc (a)	65	2		Take-Two Interactive Software Inc (a)	1,435		21
Cabot Microelectronics Corp (a)	505	17		Tyler Technologies Inc (a)	628		43
Cavium Inc (a)	9,661	341		Ultimate Software Group Inc (a)	4,587		538
Ceva Inc (a)	569	11		Verint Systems Inc (a)	837		30
Cirrus Logic Inc (a)	1,404	24					$4,291
Cypress Semiconductor Corp (a)	2,588	28
Diodes Inc (a)	493	13		Storage & Warehousing - 0.00%
				Wesco Aircraft Holdings Inc (a)	143		3
Exar Corp (a)	1,198	13
Hittite Microwave Corp (a)	678	39
Inphi Corp (a)	12,536	138		Telecommunications - 3.56%
Micrel Inc	1,590	16		8x8 Inc (a)	52,824		435
Microsemi Corp (a)	8,364	190		ADTRAN Inc	679		17
Monolithic Power Systems Inc	548	13		Anaren Inc (a)	59		1
PMC - Sierra Inc (a)	2,733	17		Anixter International Inc (a)	369		28
Power Integrations Inc	616	25		ARRIS Group Inc (a)	2,121		30
QLogic Corp (a)	751	7		Aruba Networks Inc (a)	2,376		36
Rambus Inc (a)	1,965	17		Atlantic Tele-Network Inc	283		14
Semtech Corp (a)	1,203	42		Aware Inc	336		2
Silicon Image Inc (a)	2,416	14		CalAmp Corp (a)	1,147		17
SunEdison Inc (a)	4,080	33		Ciena Corp (a)	1,591		31
Ultratech Inc (a)	562	21		Cincinnati Bell Inc (a)	2,237		7
Veeco Instruments Inc (a)	315	11		Comverse Inc (a)	387		11
Volterra Semiconductor Corp (a)	822	12		Consolidated Communications Holdings Inc	841		15
		$1,055		Cyan Inc (a)	10,233		107
				DigitalGlobe Inc (a)	443		14
Software - 7.39%				Extreme Networks (a)	2,967		10
ACI Worldwide Inc (a)	735	34		Fairpoint Communications Inc (a)	576		5
Actuate Corp (a)	1,505	10		General Communication Inc (a)	1,226		10
Acxiom Corp (a)	580	13		Gigamon Inc (a)	3,955		109
Advent Software Inc (a)	664	23		Globecomm Systems Inc (a)	560		7
American Software Inc/Georgia	759	7		HickoryTech Corp	436		5
Aspen Technology Inc (a)	1,894	55
				IDT Corp - Class B	457		9
athenahealth Inc (a)	752	64		Infinera Corp (a)	1,921		20
AVG Technologies NV (a)	243	5
				InterDigital Inc/PA	892		40
Blackbaud Inc	828	27		IPG Photonics Corp	3,462		210
Bottomline Technologies de Inc (a)	665	17		Iridium Communications Inc (a)	225		2
CommVault Systems Inc (a)	957	73		Ixia (a)	36,758		677
Computer Programs & Systems Inc	226	11		KVH Industries Inc (a)	411		5
Cornerstone OnDemand Inc (a)	708	31
				Loral Space & Communications Inc	217		13
CSG Systems International Inc	616	13		Lumos Networks Corp	500		9
Ebix Inc	668	6		Netgear Inc (a)	364		11
Envestnet Inc (a)	654	16
				NTELOS Holdings Corp	459		8
EPAM Systems Inc (a)	23,240	632		Numerex Corp (a)	383		4
EPIQ Systems Inc	80	1		Orbcomm Inc (a)	558		2
Fair Isaac Corp	716	33		Plantronics Inc	821		36
Greenway Medical Technologies (a)	200	2		Premiere Global Services Inc (a)	363		4
Guidewire Software Inc (a)	6,643	279
				Primus Telecommunications Group Inc	382		5
Imperva Inc (a)	339	15		RF Micro Devices Inc (a)	4,327		23
Infoblox Inc (a)	24,036	703		RigNet Inc (a)	387		10
Innodata Inc (a)	716	2
Interactive Intelligence Group Inc (a)	269	14		Shenandoah Telecommunications Co	675		11
Jive Software Inc (a)	30,671	558		Tessco Technologies Inc	85		2
				Ubiquiti Networks Inc	329		6
Market Leader Inc (a)	596	6		ViaSat Inc (a)	689		49
MedAssets Inc (a)	632	11
Medidata Solutions Inc (a)	493	38					$2,067
MicroStrategy Inc (a)	179	16
Monotype Imaging Holdings Inc	769	20

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Consumer, Cyclical	24 .21%
Textiles - 0.03%				Consumer, Non-cyclical	23 .67%
UniFirst Corp/MA	164	$15		Financial	13 .56%
				Industrial	11 .33%
				Technology	10 .36%
Transportation - 1.76%				Communications	9.14%
Celadon Group Inc	656	12
Echo Global Logistics Inc (a)	483	9		Energy	5.66%
Forward Air Corp	644	25		Basic Materials	0.84%
				Utilities	0 .07%
GasLog Ltd	302	4		Diversified	0 .01%
Gulfmark Offshore Inc	182	8
Heartland Express Inc	1,202	17		Other Assets in Excess of Liabilities, Net	1.15%
HUB Group Inc (a)	807	29		TOTAL NET ASSETS	100.00%
Knight Transportation Inc	1,071	18
Matson Inc	868	22
PHI Inc (a)	33	1
Roadrunner Transportation Systems Inc (a)	27,626	769
Saia Inc (a)	143	4
Swift Transportation Co (a)	1,749	29
Tidewater Inc	1,030	59
UTI Worldwide Inc	1,138	19
		$1,025

Trucking & Leasing - 0.02%
TAL International Group Inc	315	14

Water - 0.03%
American States Water Co	61	3
Connecticut Water Service Inc	224	6
SJW Corp	136	4
York Water Co	312	6
		$19
TOTAL COMMON STOCKS		$55,525
	Maturity
REPURCHASE AGREEMENTS - 3.27%	Amount (000's)	Value(000	's)

Banks - 3.27%
Investment in Joint Trading Account; Credit	$381	$381
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $388,916; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	153	153
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $155,566; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	801	800
Morgan Repurchase Agreement; 0.10%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $816,722; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	564	564
Lynch Repurchase Agreement; 0.08%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $575,173; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$1,898
TOTAL REPURCHASE AGREEMENTS		$1,898
Total Investments		$57,423
Other Assets in Excess of Liabilities, Net - 1.15%		$666
TOTAL NET ASSETS - 100.00%		$58,089

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes.

Schedule of Investments SmallCap Growth Account II June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	27	$2,645	$2,632	$(13)
Total					$(13)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS - 93.15%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.06%				Banks (continued)
Harte-Hanks Inc	2,321	$20		Ameris Bancorp (a)	1,289	$22
Marchex Inc	5,824	35		Arrow Financial Corp	521	13
MDC Partners Inc	839	15		Bancfirst Corp	1,544	72
		$70		Banco Latinoamericano de Comercio Exterior	4,683	105
				SA
Aerospace & Defense - 1.83%				Bancorp Inc/DE (a)	982	15
AAR Corp	15,490	341		BancorpSouth Inc	3,340	59
Cubic Corp	647	31		Bank of Kentucky Financial Corp	1,114	32
Curtiss-Wright Corp	4,519	167		Bank of Marin Bancorp	287	11
Ducommun Inc (a)	572	12
Esterline Technologies Corp (a)	3,996	289		Bank of the Ozarks Inc	901	39
LMI Aerospace Inc (a)	11,100	208		Banner Corp	3,569	121
				Bar Harbor Bankshares	207	8
M/A-COM Technology Solutions Holdings Inc	1,564	23		BBCN Bancorp Inc	8,217	117
(a)
Moog Inc (a)	2,391	123		BNC Bancorp	1,195	13
				Boston Private Financial Holdings Inc	6,862	73
National Presto Industries Inc	229	16		Bridge Bancorp Inc	453	10
Orbital Sciences Corp (a)	2,035	35
Teledyne Technologies Inc (a)	902	70		Bryn Mawr Bank Corp	729	17
				C&F Financial Corp	171	10
Triumph Group Inc	8,800	697		Camden National Corp	1,211	43
		$2,012		Capital Bank Financial Corp (a)	759	14
Agriculture - 0.39%				Cardinal Financial Corp	14,418	211
Alliance One International Inc (a)	5,113	19		Cathay General Bancorp	8,237	168
Andersons Inc/The	4,154	221		Center Bancorp Inc	1,837	23
Universal Corp/VA	3,206	186		Centerstate Banks Inc	1,625	14
				Central Pacific Financial Corp (a)	766	14
		$426
				Century Bancorp Inc/MA	184	6
Airlines - 1.15%				Chemical Financial Corp	3,250	85
Alaska Air Group Inc	3,900	203		Citizens & Northern Corp	4,654	90
JetBlue Airways Corp (a)	7,060	45		City Holding Co	4,912	191
Republic Airways Holdings Inc (a)	62,169	704		CNB Financial Corp/PA	1,466	25
SkyWest Inc	19,391	262		CoBiz Financial Inc	8,085	67
US Airways Group Inc (a)	3,472	57		Columbia Banking System Inc	4,211	100
		$1,271		Community Bank System Inc	3,865	119
Apparel - 1.18%				Community Trust Bancorp Inc	4,549	162
Columbia Sportswear Co	434	27		CVB Financial Corp	30,216	356
				Eagle Bancorp Inc (a)	782	17
Crocs Inc (a)	647	11
G-III Apparel Group Ltd (a)	2,019	97		East West Bancorp Inc	3,600	99
Iconix Brand Group Inc (a)	15,333	451		Enterprise Bancorp Inc/MA	318	6
Jones Group Inc/The	24,993	343		Enterprise Financial Services Corp	7,456	119
				Fidelity Southern Corp (a)	2,584	31
Maidenform Brands Inc (a)	809	14
Perry Ellis International Inc	12,385	252		Financial Institutions Inc	5,439	101
RG Barry Corp	2,700	44		First Bancorp Inc/ME	972	17
				First BanCorp/Puerto Rico (a)	13,933	99
Skechers U.S.A. Inc (a)	1,144	27
True Religion Apparel Inc	114	4		First Bancorp/Troy NC	1,800	25
Unifi Inc (a)	752	16		First Busey Corp	15,334	69
Weyco Group Inc	326	8		First Commonwealth Financial Corp	39,210	289
		$1,294		First Community Bancshares Inc/VA	7,748	122
				First Connecticut Bancorp Inc/Farmington CT	950	13
Automobile Manufacturers - 0.02%				First Financial Bancorp	9,340	139
Wabash National Corp (a)	2,207	22		First Financial Bankshares Inc	310	17
				First Financial Corp/IN	1,990	61
				First Interstate Bancsystem Inc	8,769	182
Automobile Parts & Equipment - 1.29%				First M&F Corp	448	7
American Axle & Manufacturing Holdings Inc	1,111	21
(a)				First Merchants Corp	5,296	91
				First Midwest Bancorp Inc/IL	11,893	164
Cooper Tire & Rubber Co	28,841	956		First of Long Island Corp/The	1,213	41
Dana Holding Corp	10,529	203		FirstMerit Corp	45,113	903
Meritor Inc (a)	3,414	24
				FNB Corp/PA	22,789	275
Miller Industries Inc/TN	593	9		FNB United Corp (a)	3,600	29
Modine Manufacturing Co (a)	1,424	16
				German American Bancorp Inc	1,474	33
Remy International Inc	1,241	23		Glacier Bancorp Inc	2,205	49
Standard Motor Products Inc	4,152	142		Great Southern Bancorp Inc	1,945	53
Superior Industries International Inc	816	14		Hancock Holding Co	2,979	90
Titan International Inc	696	12		Hanmi Financial Corp (a)	48,704	861
		$1,420		Heartland Financial USA Inc	4,304	118
Banks - 11.72%				Heritage Commerce Corp (a)	1,096	8
1st Source Corp	1,803	43		Heritage Financial Corp/WA	817	12
1st United Bancorp Inc/Boca Raton	1,613	11		Home BancShares Inc/AR	1,169	30
Access National Corp	394	5		Horizon Bancorp/IN	3,869	79
American National Bankshares Inc	419	10		Iberiabank Corp	3,109	167

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Banks (continued)
Independent Bank Corp/Rockland MA	5,072	$175		Westamerica Bancorporation	825		$38
International Bancshares Corp	1,852	42		Western Alliance Bancorp (a)	2,599		41
Intervest Bancshares Corp (a)	966	6		Wilshire Bancorp Inc	31,352		207
Lakeland Bancorp Inc	3,234	34		Wintrust Financial Corp	1,265		48
Lakeland Financial Corp	2,967	83					$12,918
Macatawa Bank Corp (a)	1,281	6
MainSource Financial Group Inc	7,884	106		Biotechnology - 0.64%
				Astex Pharmaceuticals (a)	4,372		18
MB Financial Inc	1,904	51		Cambrex Corp (a)	17,466		244
Mercantile Bank Corp	461	8		Celldex Therapeutics Inc (a)	8,250		129
Merchants Bancshares Inc	1,072	32		Emergent Biosolutions Inc (a)	1,089		16
MetroCorp Bancshares Inc	3,000	29
Middleburg Financial Corp	282	5		Enzon Pharmaceuticals Inc	2,082		4
				Harvard Bioscience Inc (a)	1,236		6
MidSouth Bancorp Inc	438	7		NPS Pharmaceuticals Inc (a)	1,224		18
MidWestOne Financial Group Inc	362	9		Pacific Biosciences of California Inc (a)	2,407		6
National Bankshares Inc	366	13		Puma Biotechnology Inc (a)	4,900		217
National Penn Bancshares Inc	15,009	152		Rigel Pharmaceuticals Inc (a)	4,705		16
NBT Bancorp Inc	8,423	178		RTI Biologics Inc (a)	2,808		11
Northrim BanCorp Inc	345	8
OFG Bancorp	18,601	337		Spectrum Pharmaceuticals Inc	2,051		15
Old National Bancorp/IN	3,531	49					$700
Pacific Continental Corp	976	11		Building Materials - 0.20%
PacWest Bancorp	7,060	217		Comfort Systems USA Inc	968		14
Park National Corp	404	28		Gibraltar Industries Inc (a)	931		14
Park Sterling Corp (a)	15,900	94		Griffon Corp	1,388		16
Peapack Gladstone Financial Corp	474	8		Louisiana-Pacific Corp (a)	1,402		21
Penns Woods Bancorp Inc	189	8		LSI Industries Inc	1,900		15
Peoples Bancorp Inc/OH	4,536	96		Ply Gem Holdings Inc (a)	3,100		62
Pinnacle Financial Partners Inc (a)	20,803	535		Quanex Building Products Corp	1,121		19
Preferred Bank/Los Angeles CA (a)	4,317	71		Simpson Manufacturing Co Inc	1,085		32
PrivateBancorp Inc	29,030	615		Texas Industries Inc (a)	80		5
Prosperity Bancshares Inc	2,115	110		Universal Forest Products Inc	600		24
Renasant Corp	5,624	137					$222
Republic Bancorp Inc/KY	2,758	60
S&T Bancorp Inc	1,006	20		Chemicals - 1.37%
Sandy Spring Bancorp Inc	840	18		A Schulman Inc	8,943		240
SCBT Financial Corp	577	29		Aceto Corp	1,103		16
Seacoast Banking Corp of Florida (a)	3,960	9		Axiall Corp	11,143		474
Sierra Bancorp	5,000	74		Ferro Corp (a)	2,626		18
Simmons First National Corp	521	14		HB Fuller Co	1,800		68
Southside Bancshares Inc	3,651	87		Innospec Inc	969		39
Southwest Bancorp Inc/Stillwater OK (a)	19,153	253		Intrepid Potash Inc	1,674		32
State Bank Financial Corp	968	15		Kraton Performance Polymers Inc (a)	983		21
StellarOne Corp	3,896	77		Minerals Technologies Inc	8,555		354
Sterling Bancorp/NY	1,672	19		Oil-Dri Corp of America	268		7
Sterling Financial Corp/WA	1,192	28		Olin Corp	888		21
Suffolk Bancorp (a)	900	15		OM Group Inc (a)	979		30
Susquehanna Bancshares Inc	18,692	241		Quaker Chemical Corp	329		21
SY Bancorp Inc	2,153	52		Sensient Technologies Corp	1,760		71
Taylor Capital Group Inc (a)	2,600	44		Stepan Co	48		3
Texas Capital Bancshares Inc (a)	1,431	63		Zep Inc	6,200		98
Tompkins Financial Corp	1,642	74					$1,513
TowneBank/Portsmouth VA	1,382	20		Coal - 0.20%
Trico Bancshares	1,138	24		Alpha Natural Resources Inc (a)	6,758		35
Tristate Capital Holdings Inc (a)	5,900	81
				Arch Coal Inc	7,319		28
TrustCo Bank Corp NY	3,271	18		Cloud Peak Energy Inc (a)	2,145		35
Trustmark Corp	5,657	139		Hallador Energy Co	351		3
UMB Financial Corp	2,117	118		L&L Energy Inc (a)	1,622		6
Umpqua Holdings Corp	3,428	51		SunCoke Energy Inc (a)	5,289		74
Union First Market Bankshares Corp	716	15		Walter Energy Inc	1,244		13
United Bankshares Inc/WV	1,751	46		Westmoreland Coal Co (a)	2,383		27
United Community Banks Inc/GA (a)	1,272	16
Univest Corp of Pennsylvania	898	17					$221
ViewPoint Financial Group Inc	1,174	24		Commercial Services - 3.61%
Virginia Commerce Bancorp Inc (a)	6,300	88		ABM Industries Inc	4,129		101
Walker & Dunlop Inc (a)	888	16		Acacia Research Corp	1,073		24
Washington Banking Co	825	12		Albany Molecular Research Inc (a)	1,256		15
Washington Trust Bancorp Inc	2,401	68		ARC Document Solutions Inc (a)	7,886		31
Webster Financial Corp	3,167	81		Ascent Capital Group Inc (a)	503		39
WesBanco Inc	11,049	292		Bridgepoint Education Inc (a)	989		12
West Bancorporation Inc	8,138	96		Brink's Co/The	2,753		70

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Consumer Products (continued)
CBIZ Inc (a)	2,037	$14		Helen of Troy Ltd (a)	20,726		$795
CDI Corp	1,257	18		Prestige Brands Holdings Inc (a)	9,348		273
Cenveo Inc (a)	63,159	134					$1,137
Consolidated Graphics Inc (a)	3,800	179
Convergys Corp	3,737	65		Cosmetics & Personal Care - 0.08%
Corinthian Colleges Inc (a)	18,494	41		Inter Parfums Inc	247		7
				Revlon Inc (a)	3,406		75
CRA International Inc (a)	555	10
Cross Country Healthcare Inc (a)	1,454	8					$82
Deluxe Corp	13,382	464		Distribution & Wholesale - 0.55%
Electro Rent Corp	490	8		Core-Mark Holding Co Inc	2,638		167
Ennis Inc	903	16		Houston Wire & Cable Co	600		8
EVERTEC Inc (a)	1,900	42		Navarre Corp (a)	2,162		6
Franklin Covey Co (a)	222	3		Owens & Minor Inc	1,705		58
FTI Consulting Inc (a)	1,448	48		ScanSource Inc (a)	956		31
Global Cash Access Holdings Inc (a)	3,575	22		Titan Machinery Inc (a)	929		18
Great Lakes Dredge & Dock Corp	1,601	13		United Stationers Inc	9,521		320
Green Dot Corp (a)	947	19
							$608
Hackett Group Inc/The	978	5
Heidrick & Struggles International Inc	955	16		Diversified Financial Services - 4.00%
Huron Consulting Group Inc (a)	708	33		Aircastle Ltd	8,441		135
ICF International Inc (a)	686	22		Arlington Asset Investment Corp	19,287		516
Intersections Inc	510	4		Artisan Partners Asset Management Inc	1,300		65
Kelly Services Inc	12,726	222		BGC Partners Inc	21,900		129
Korn/Ferry International (a)	3,650	69		Blackhawk Network Holdings Inc (a)	1,900		44
Live Nation Entertainment Inc (a)	4,916	76		Calamos Asset Management Inc	1,031		11
Mac-Gray Corp	3,735	53		California First National Bancorp	120		2
Matthews International Corp	525	20		Cowen Group Inc (a)	54,670		159
McGrath RentCorp	398	14		DFC Global Corp (a)	16,381		226
MoneyGram International Inc (a)	830	19		Encore Capital Group Inc (a)	562		19
Monster Worldwide Inc (a)	3,683	18		FBR & Co (a)	497		13
Multi-Color Corp	260	8		Federal Agricultural Mortgage Corp	532		15
Navigant Consulting Inc (a)	9,289	111		Home Loan Servicing Solutions Ltd	1,995		48
PHH Corp (a)	22,222	453		INTL. FCStone Inc (a)	745		13
PRGX Global Inc (a)	1,557	9		Investment Technology Group Inc (a)	1,335		19
Quad/Graphics Inc	20,591	496		Janus Capital Group Inc	5,205		44
Rent-A-Center Inc/TX	2,076	78		Knight Capital Group Inc (a)	5,543		20
Resources Connection Inc	1,575	18		Manning & Napier Inc	1,145		20
RPX Corp (a)	6,475	108		Marlin Business Services Corp	440		10
Steiner Leisure Ltd (a)	349	18		Medley Capital Corp	1,549		21
Stewart Enterprises Inc	368	5		National Financial Partners Corp (a)	15,215		385
TeleTech Holdings Inc (a)	1,977	47		Nelnet Inc	9,433		340
TMS International Corp	345	5		Nicholas Financial Inc	533		8
TrueBlue Inc (a)	17,200	362		Ocwen Financial Corp (a)	28,900		1,191
Valassis Communications Inc	1,349	33		Oppenheimer Holdings Inc	539		10
Viad Corp	9,799	240		PennyMac Financial Services Inc (a)	2,000		43
Xoom Corp (a)	900	21		Piper Jaffray Cos (a)	9,902		313
		$3,979		Regional Management Corp (a)	141		4
				Stifel Financial Corp (a)	2,217		79
Computers - 1.82%				SWS Group Inc (a)	3,166		17
CACI International Inc (a)	798	51		Walter Investment Management Corp (a)	1,079		36
CIBER Inc (a)	4,028	14		WhiteHorse Finance Inc	285		4
Cray Inc (a)	1,044	21		World Acceptance Corp (a)	5,200		452
Electronics for Imaging Inc (a)	6,945	196
Fusion-io Inc (a)	1,227	18					$4,411
Hutchinson Technology Inc (a)	1,263	6		Electric - 3.34%
Insight Enterprises Inc (a)	12,940	229		Allete Inc	1,518		76
Mentor Graphics Corp	3,301	65		Atlantic Power Corp	3,171		13
RealD Inc (a)	310	4		Avista Corp	1,790		48
Silicon Graphics International Corp (a)	9,100	122		Black Hills Corp	1,756		86
Spansion Inc (a)	35,173	440		Cleco Corp	9,226		429
Super Micro Computer Inc (a)	1,720	18		Dynegy Inc (a)	3,060		69
Sykes Enterprises Inc (a)	1,344	21		El Paso Electric Co	8,801		311
Unisys Corp (a)	36,251	800		Empire District Electric Co/The	6,486		145
Vocera Communications Inc (a)	222	3		Genie Energy Ltd (a)	297		3
		$2,008		IDACORP Inc	11,614		554
				MGE Energy Inc	2,903		159
Consumer Products - 1.03%				NorthWestern Corp	8,666		345
ACCO Brands Corp (a)	3,978	25		Otter Tail Corp	1,352		38
American Greetings Corp	1,048	19		Pike Electric Corp	922		11
Central Garden and Pet Co - Class A (a)	1,758	12		PNM Resources Inc	2,431		54
CSS Industries Inc	520	13		Portland General Electric Co	13,995		428

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Engineering & Construction (continued)
UIL Holdings Corp	4,062	$155		VSE Corp	5,720		$235
Unitil Corp	634	18					$1,492
UNS Energy Corp	12,437	557
Westar Energy Inc	5,800	185		Entertainment - 0.76%
				Carmike Cinemas Inc (a)	12,046		233
		$3,684		International Speedway Corp	984		31
Electrical Components & Equipment - 0.76%				Isle of Capri Casinos Inc (a)	10,043		76
Advanced Energy Industries Inc (a)	132	2		Marriott Vacations Worldwide Corp (a)	1,013		44
Belden Inc	967	48		National CineMedia Inc	3,108		52
Encore Wire Corp	503	17		SeaWorld Entertainment Inc	8,300		291
EnerSys Inc	10,034	492		Speedway Motorsports Inc	6,423		112
General Cable Corp	1,612	50					$839
GrafTech International Ltd (a)	4,094	30
Insteel Industries Inc	62	1		Environmental Control - 0.34%
Littelfuse Inc	2,209	165		Ceco Environmental Corp	6,272		77
				Darling International Inc (a)	11,608		217
Powell Industries Inc (a)	281	14
				GSE Holding Inc (a)	1,155		6
Power-One Inc (a)	2,327	15
		$834		Met-Pro Corp	733		10
				Nuverra Environmental Solutions Inc (a)	4,002		12
Electronics - 2.27%				Tetra Tech Inc (a)	2,100		49
American Science & Engineering Inc	207	12					$371
Analogic Corp	230	17
Bel Fuse Inc	566	8		Food - 1.02%
Benchmark Electronics Inc (a)	22,702	456		Cal-Maine Foods Inc	107		5
				Chiquita Brands International Inc (a)	1,397		15
Brady Corp	10,000	308		Diamond Foods Inc (a)	681		14
Checkpoint Systems Inc (a)	3,402	48
				Dole Food Co Inc (a)	1,571		20
Coherent Inc	199	11		Fairway Group Holdings Corp (a)	2,700		65
CTS Corp	1,161	16
Electro Scientific Industries Inc	1,205	13		Fresh Del Monte Produce Inc	1,321		37
ESCO Technologies Inc	627	20		Harris Teeter Supermarkets Inc	1,341		63
FARO Technologies Inc (a)	83	3		Ingles Markets Inc	667		17
GSI Group Inc (a)	8,779	71		John B Sanfilippo & Son Inc	425		9
II-VI Inc (a)	1,789	29		Nash Finch Co	661		15
Itron Inc (a)	1,369	58		Pinnacle Foods Inc	8,151		197
				Post Holdings Inc (a)	1,173		51
Measurement Specialties Inc (a)	94	4
Methode Electronics Inc	879	15		Seaboard Corp	10		27
				Seneca Foods Corp - Class A (a)	446		14
Multi-Fineline Electronix Inc (a)	371	5
Newport Corp (a)	5,027	70		Snyders-Lance Inc	1,235		35
Park Electrochemical Corp	720	17		Spartan Stores Inc	25,487		470
				SUPERVALU Inc (a)	2,762		17
Plexus Corp (a)	1,181	35
Rofin-Sinar Technologies Inc (a)	989	25		Tootsie Roll Industries Inc	79		2
				TreeHouse Foods Inc (a)	453		30
Rogers Corp (a)	325	15
Sanmina Corp (a)	65,931	946		Village Super Market Inc	120		4
Sparton Corp (a)	552	10		Weis Markets Inc	380		17
Stoneridge Inc (a)	6,142	72					$1,124
Sypris Solutions Inc	9,200	30		Forest Products & Paper - 0.79%
TTM Technologies Inc (a)	11,344	95		Boise Inc	20,417		174
Viasystems Group Inc (a)	205	2		Buckeye Technologies Inc	7,417		275
Vishay Precision Group Inc (a)	658	10		Domtar Corp	1,200		80
Watts Water Technologies Inc	970	44		Neenah Paper Inc	521		17
Zagg Inc (a)	7,160	38		Orchids Paper Products Co	160		4
		$2,503		PH Glatfelter Co	3,351		84
				Resolute Forest Products Inc (a)	11,763		154
Energy - Alternate Sources - 0.78%
FutureFuel Corp	1,833	26		Schweitzer-Mauduit International Inc	1,617		81
Green Plains Renewable Energy Inc (a)	21,935	292					$869
Renewable Energy Group Inc (a)	34,005	484		Gas - 1.86%
REX American Resources Corp (a)	1,868	54		Chesapeake Utilities Corp	1,771		91
		$856		Laclede Group Inc/The	6,056		277
Engineering & Construction - 1.36%				New Jersey Resources Corp	5,917		245
Aegion Corp (a)	1,163	26		Northwest Natural Gas Co	6,817		290
Argan Inc	754	12		Piedmont Natural Gas Co Inc	2,311		78
Dycom Industries Inc (a)	728	17		South Jersey Industries Inc	2,795		161
EMCOR Group Inc	16,704	679		Southwest Gas Corp	10,623		497
Engility Holdings Inc (a)	3,101	88		WGL Holdings Inc	9,372		405
Granite Construction Inc	1,333	40					$2,044
Michael Baker Corp	5,863	159		Hand & Machine Tools - 0.09%
MYR Group Inc (a)	735	14		Hardinge Inc	6,718		99
Orion Marine Group Inc (a)	1,471	18
Tutor Perini Corp (a)	11,316	204

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 0.82%				Home Furnishings (continued)
Affymetrix Inc (a)	3,839	$17		La-Z-Boy Inc	1,293		$26
Alphatec Holdings Inc (a)	2,869	6		Select Comfort Corp (a)	180		5
ArthroCare Corp (a)	252	9		Skullcandy Inc (a)	1,708		9
Chindex International Inc (a)	607	10		TiVo Inc (a)	2,137		24
CONMED Corp	959	30		Universal Electronics Inc (a)	800		23
CryoLife Inc	1,476	9		VOXX International Corp (a)	959		12
Cutera Inc (a)	792	7					$312
Cynosure Inc (a)	617	16
Exactech Inc (a)	353	7		Housewares - 0.05%
Greatbatch Inc (a)	4,100	134		Lifetime Brands Inc	4,220		57
Hanger Inc (a)	672	21
ICU Medical Inc (a)	60	4		Insurance - 4.02%
Integra LifeSciences Holdings Corp (a)	443	16		Ambac Financial Group Inc (a)	1,092		26
Invacare Corp	1,078	16		American Equity Investment Life Holding Co	43,889		689
Medical Action Industries Inc (a)	472	4		American Safety Insurance Holdings Ltd (a)	2,700		78
Merit Medical Systems Inc (a)	1,343	15		Amerisafe Inc	10,232		332
NanoString Technologies Inc (a)	12,100	97		Amtrust Financial Services Inc	7,154		256
Natus Medical Inc (a)	749	10		Argo Group International Holdings Ltd	555		24
NuVasive Inc (a)	14,900	369		Aspen Insurance Holdings Ltd	5,900		219
OraSure Technologies Inc (a)	2,998	12		Assured Guaranty Ltd	9,800		216
Orthofix International NV (a)	664	18		Baldwin & Lyons Inc	488		12
PhotoMedex Inc (a),(b)	519	8		CNO Financial Group Inc	71,650		928
Symmetry Medical Inc (a)	2,012	17		Crawford & Co	2,693		15
Tornier NV (a)	888	16		Donegal Group Inc	391		6
Wright Medical Group Inc (a)	1,332	35		Eastern Insurance Holdings Inc	355		7
		$903		EMC Insurance Group Inc	239		6
				Employers Holdings Inc	503		12
Healthcare - Services - 1.52%				Enstar Group Ltd (a)	257		34
Addus HomeCare Corp (a)	262	5
Alliance HealthCare Services Inc (a)	163	3		FBL Financial Group Inc	479		21
				First American Financial Corp	3,773		83
Almost Family Inc	4,021	76		Fortegra Financial Corp (a)	357		2
Amedisys Inc (a)	1,076	12
				Greenlight Capital Re Ltd (a)	615		15
Amsurg Corp (a)	720	25
				Hallmark Financial Services Inc (a)	701		6
Ensign Group Inc/The	53	2		Hilltop Holdings Inc (a)	2,164		36
Five Star Quality Care Inc (a)	41,472	233
HealthSouth Corp (a)	504	14		Horace Mann Educators Corp	2,182		54
Healthways Inc (a)	636	11		Independence Holding Co	425		5
Kindred Healthcare Inc (a)	1,795	24		Infinity Property & Casualty Corp	405		24
LHC Group Inc (a)	749	15		Investors Title Co	65		5
Magellan Health Services Inc (a)	925	52		Kansas City Life Insurance Co	221		8
Molina Healthcare Inc (a)	20,100	747		Maiden Holdings Ltd	7,148		81
				Markel Corp (a)	276		145
National Healthcare Corp	357	17		Meadowbrook Insurance Group Inc	8,600		69
Select Medical Holdings Corp	3,582	29		MGIC Investment Corp (a)	4,467		27
Skilled Healthcare Group Inc (a)	5,741	39
Triple-S Management Corp (a)	12,524	269		Montpelier Re Holdings Ltd ADR	1,614		40
Universal American Corp/NY	1,995	18		National Interstate Corp	334		10
Vanguard Health Systems Inc (a)	228	5		National Western Life Insurance Co	86		16
				Navigators Group Inc/The (a)	361		21
WellCare Health Plans Inc (a)	1,485	82
				Platinum Underwriters Holdings Ltd	1,114		64
		$1,678		Primerica Inc	1,987		74
Holding Companies - Diversified - 0.04%				ProAssurance Corp	1,700		89
Harbinger Group Inc (a)	2,207	17		Radian Group Inc	3,847		45
National Bank Holdings Corp	1,599	31		RLI Corp	721		55
		$48		Safety Insurance Group Inc	442		21
				Selective Insurance Group Inc	7,604		175
Home Builders - 0.66%				Stewart Information Services Corp	4,143		109
Hovnanian Enterprises Inc (a)	1,803	10
				Symetra Financial Corp	11,698		187
KB Home	1,900	37		Tower Group International Ltd	2,523		51
M/I Homes Inc (a)	848	20
				United Fire Group Inc	701		17
MDC Holdings Inc	4,066	132		Universal Insurance Holdings Inc	1,434		10
Meritage Homes Corp (a)	342	15
Standard Pacific Corp (a)	5,150	43					$4,425
Taylor Morrison Home Corp (a)	14,200	346		Internet - 1.23%
William Lyon Homes (a)	4,900	124		1-800-Flowers.com Inc (a)	7,414		45
		$727		Active Network Inc/The (a)	1,816		14
				Angie's List Inc (a)	562		15
Home Furnishings - 0.28%				Bankrate Inc (a)	1,415		20
Bassett Furniture Industries Inc	590	9		Bazaarvoice Inc (a)	2,400		23
Daktronics Inc	1,464	15		Blucora Inc (a)	817		15
Ethan Allen Interiors Inc	188	5		Boingo Wireless Inc (a)	1,002		6
Hooker Furniture Corp	566	9		ePlus Inc	214		13
Kimball International Inc	18,023	175

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Machinery - Diversified (continued)
Global Sources Ltd (a)	858	$6		Columbus McKinnon Corp/NY (a)	1,018		$22
IntraLinks Holdings Inc (a)	1,956	14		Flow International Corp (a)	2,021		7
Keynote Systems Inc	823	16		Gerber Scientific Inc (a),(b),(c)	1,974		—
magicJack VocalTec Ltd (a)	232	3		Hurco Cos Inc	347		10
Marketo Inc (a)	1,500	37		Kadant Inc	9,125		275
PC-Tel Inc	969	8		NACCO Industries Inc	291		17
Perficient Inc (a)	1,571	21		Twin Disc Inc	449		11
QuinStreet Inc (a)	3,100	27					$1,269
RealNetworks Inc (a)	1,145	9
Shutterstock Inc (a)	125	7		Media - 1.50%
Textura Corp (a)	1,400	36		Belo Corp	2,420		34
Tremor Video Inc (a)	33,600	302		Courier Corp	8,720		124
				Crown Media Holdings Inc (a)	1,396		4
United Online Inc	29,601	225		Daily Journal Corp (a)	51		6
VASCO Data Security International Inc (a)	829	7
				Demand Media Inc (a)	1,954		12
Vocus Inc (a)	800	8
				Dex Media Inc (a)	925		16
WebMD Health Corp (a)	16,300	479
				Entercom Communications Corp (a)	34,314		324
		$1,356		Entravision Communications Corp	29,000		178
Investment Companies - 1.14%				EW Scripps Co (a)	1,168		18
Apollo Investment Corp	34,151	265		Gray Television Inc (a)	2,533		18
BlackRock Kelso Capital Corp	2,564	24		Journal Communications Inc (a)	24,167		181
Capital Southwest Corp	155	21		LIN TV Corp (a)	31,786		486
Fifth Street Finance Corp	4,105	43		McClatchy Co/The (a)	3,108		7
Gladstone Capital Corp	4,004	33		Meredith Corp	1,286		61
Golub Capital BDC Inc	1,208	21		New York Times Co/The (a)	4,839		54
KCAP Financial Inc	13,240	149		Saga Communications Inc	249		12
Main Street Capital Corp	1,134	31		Salem Communications Corp	2,900		22
MCG Capital Corp	15,122	79		Scholastic Corp	920		27
Medallion Financial Corp	968	14		Sinclair Broadcast Group Inc	2,155		63
New Mountain Finance Corp	1,092	15					$1,647
PennantPark Floating Rate Capital Ltd	556	8
PennantPark Investment Corp	2,247	25		Metal Fabrication & Hardware - 1.29%
Prospect Capital Corp	38,144	412		Ampco-Pittsburgh Corp	447		8
Solar Capital Ltd	1,539	36		CIRCOR International Inc	555		28
				Global Brass & Copper Holdings Inc (a)	5,800		77
Solar Senior Capital Ltd	621	11
Stellus Capital Investment Corp	650	10		Haynes International Inc	377		18
TCP Capital Corp	906	15		Kaydon Corp	1,109		30
TICC Capital Corp	1,784	17		LB Foster Co	5,814		251
Triangle Capital Corp	949	26		NN Inc	9,913		113
				Northwest Pipe Co (a)	501		14
		$1,255		Olympic Steel Inc	493		12
Iron & Steel - 0.07%				RTI International Metals Inc (a)	925		26
Commercial Metals Co	4,259	63		Worthington Industries Inc	26,700		847
Schnitzer Steel Industries Inc	771	18					$1,424
		$81		Mining - 0.60%
Leisure Products & Services - 0.13%				Allied Nevada Gold Corp (a)	3,180		21
Brunswick Corp/DE	263	8		AMCOL International Corp	624		20
Callaway Golf Co	1,985	13		Century Aluminum Co (a)	1,873		17
Johnson Outdoors Inc (a)	1,902	48		Coeur Mining Inc (a)	18,302		243
Life Time Fitness Inc (a)	707	35		Globe Specialty Metals Inc	7,120		77
WMS Industries Inc (a)	1,681	43		Hecla Mining Co	10,089		30
		$147		Horsehead Holding Corp (a)	1,338		17
				Kaiser Aluminum Corp	682		42
Lodging - 0.06%				Materion Corp	566		15
Ameristar Casinos Inc	228	6		Molycorp Inc (a)	3,795		24
Marcus Corp	999	13		Revett Minerals Inc (a)	7,941		5
Monarch Casino & Resort Inc (a)	470	8
				Stillwater Mining Co (a)	3,497		38
Orient-Express Hotels Ltd (a)	2,955	36
				US Silica Holdings Inc	5,567		116
		$63					$665
Machinery - Construction & Mining - 0.22%				Miscellaneous Manufacturing - 1.06%
Astec Industries Inc	695	24		Actuant Corp	2,564		84
Hyster-Yale Materials Handling Inc	3,500	220		American Railcar Industries Inc	497		17
		$244		Barnes Group Inc	1,872		56
Machinery - Diversified - 1.15%				Chase Corp	342		8
Alamo Group Inc	370	15		EnPro Industries Inc (a)	11,337		575
Albany International Corp	956	31		Fabrinet (a)	1,158		16
Altra Holdings Inc	1,700	47		FreightCar America Inc	4,700		80
Applied Industrial Technologies Inc	7,227	350		GP Strategies Corp (a)	500		12
Briggs & Stratton Corp	24,480	484		Koppers Holdings Inc	1,700		65
				Lydall Inc (a)	915		13

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Oil & Gas Services (continued)
Movado Group Inc	579	$19		Tetra Technologies Inc (a)	2,706		$28
NL Industries Inc	347	4		Willbros Group Inc (a)	2,158		13
Park-Ohio Holdings Corp (a)	2,400	79					$1,893
Proto Labs Inc (a)	428	28
Standex International Corp	1,734	92		Packaging & Containers - 0.65%
				Graphic Packaging Holding Co (a)	43,100		334
STR Holdings Inc (a)	449	1
Tredegar Corp	846	22		Rock Tenn Co	3,800		379
				UFP Technologies Inc (a)	294		6
		$1,171
							$719
Office Furnishings - 0.27%
HNI Corp	129	5		Pharmaceuticals - 1.28%
				Achillion Pharmaceuticals Inc (a)	1,300		11
Knoll Inc	764	11		Alkermes PLC (a)	11,200		321
Steelcase Inc	19,217	280		Anika Therapeutics Inc (a)	268		5
		$296		BioScrip Inc (a)	1,518		25
Oil & Gas - 2.73%				Cornerstone Therapeutics Inc (a)	2,478		20
Adams Resources & Energy Inc	112	8		Esperion Therapeutics Inc (a)	4,700		66
Alon USA Energy Inc	1,256	18		Hi-Tech Pharmacal Co Inc	351		12
Apco Oil and Gas International Inc (a)	415	5		Impax Laboratories Inc (a)	17,740		354
Approach Resources Inc (a)	830	20		Infinity Pharmaceuticals Inc (a)	3,000		49
Berry Petroleum Co	4,749	201		Lannett Co Inc (a)	9,593		114
Bill Barrett Corp (a)	1,208	24		Nature's Sunshine Products Inc	588		10
Bonanza Creek Energy Inc (a)	2,200	78		Nektar Therapeutics (a)	1,093		13
Carrizo Oil & Gas Inc (a)	292	8		Nutraceutical International Corp	468		10
Comstock Resources Inc	1,468	23		Omega Protein Corp (a)	1,028		9
CVR Energy Inc	9,300	441		PharMerica Corp (a)	3,203		44
Delek US Holdings Inc	13,791	397		Progenics Pharmaceuticals Inc (a)	6,300		28
Energy XXI Bermuda Ltd	9,469	210		Sciclone Pharmaceuticals Inc (a)	785		4
EPL Oil & Gas Inc (a)	24,805	729		Targacept Inc (a)	1,507		6
Equal Energy Ltd	1,922	8		TESARO Inc (a)	4,900		160
EXCO Resources Inc	2,023	15		XenoPort Inc (a)	30,000		148
Forest Oil Corp (a)	3,595	15					$1,409
Halcon Resources Corp (a)	6,334	36
Hercules Offshore Inc (a)	5,563	39		Pipelines - 0.07%
Matador Resources Co (a)	1,516	18		SemGroup Corp	1,357		73
Northern Oil and Gas Inc (a)	2,225	30
Parker Drilling Co (a)	10,103	50		Private Equity - 0.23%
PDC Energy Inc (a)	909	47		American Capital Ltd (a)	13,000		165
Penn Virginia Corp (a)	2,977	14		Fidus Investment Corp	2,415		45
Resolute Energy Corp (a)	2,362	19		Gladstone Investment Corp	1,410		10
Sanchez Energy Corp (a)	813	19		Hercules Technology Growth Capital Inc	2,091		29
Stone Energy Corp (a)	6,438	142					$249
Swift Energy Co (a)	1,512	18
Vaalco Energy Inc (a)	15,554	89		Publicly Traded Investment Fund - 0.01%
W&T Offshore Inc	15,834	226		THL Credit Inc	806		12
Warren Resources Inc (a)	3,095	8
Western Refining Inc	1,823	51		Real Estate - 0.10%
		$3,006		Alexander & Baldwin Inc (a)	1,679		67
				Forestar Group Inc (a)	1,057		21
Oil & Gas Services - 1.72%
Basic Energy Services Inc (a)	4,215	51		Kennedy-Wilson Holdings Inc	1,497		25
Bolt Technology Corp	459	8					$113
C&J Energy Services Inc (a)	17,791	344		REITS - 11.06%
CARBO Ceramics Inc	390	26		Acadia Realty Trust	1,977		49
Dawson Geophysical Co (a)	4,723	175		AG Mortgage Investment Trust Inc	817		15
Exterran Holdings Inc (a)	2,009	57		Agree Realty Corp	520		15
Forum Energy Technologies Inc (a)	7,586	231		American Assets Trust Inc	1,293		40
Global Geophysical Services Inc (a)	1,127	5		American Campus Communities Inc	8,800		358
Helix Energy Solutions Group Inc (a)	20,613	475		American Capital Mortgage Investment Corp	1,790		32
Hornbeck Offshore Services Inc (a)	1,241	66		American Realty Capital Properties Inc	3,922		60
ION Geophysical Corp (a)	3,633	22		Anworth Mortgage Asset Corp	105,985		593
Key Energy Services Inc (a)	5,308	32		Apollo Commercial Real Estate Finance Inc	1,451		23
Matrix Service Co (a)	1,113	17		Apollo Residential Mortgage Inc	844		14
Mitcham Industries Inc (a)	693	12		ARMOUR Residential REIT Inc	11,360		54
Natural Gas Services Group Inc (a)	658	15		Ashford Hospitality Trust Inc	33,730		387
Newpark Resources Inc (a)	889	10		Associated Estates Realty Corp	1,982		32
Pioneer Energy Services Corp (a)	2,576	17		Campus Crest Communities Inc	2,618		30
RPC Inc	4,733	65		CapLease Inc	31,899		269
SEACOR Holdings Inc	642	53		Capstead Mortgage Corp	71,009		859
Superior Energy Services Inc (a)	5,776	150		Cedar Realty Trust Inc	36,204		187
Tesco Corp (a)	1,595	21		Chambers Street Properties	7,620		76

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				REITS (continued)
Chatham Lodging Trust	6,815	$117		Urstadt Biddle Properties Inc	310		$6
Chesapeake Lodging Trust	11,730	244		Washington Real Estate Investment Trust	1,384		37
Colonial Properties Trust	2,682	65		Western Asset Mortgage Capital Corp	759		13
Colony Financial Inc	2,624	52		Winthrop Realty Trust	7,700		93
Coresite Realty Corp	12,900	410					$12,187
Cousins Properties Inc	4,241	43
CubeSmart	5,156	82		Retail - 5.03%
				America's Car-Mart Inc/TX (a)	102		4
CYS Investments Inc	25,839	238		Asbury Automotive Group Inc (a)	170		7
DCT Industrial Trust Inc	52,744	377		Barnes & Noble Inc (a)	1,155		18
DiamondRock Hospitality Co	19,315	181		Biglari Holdings Inc (a)	37		15
DuPont Fabros Technology Inc	980	24
Dynex Capital Inc	1,658	17		Bob Evans Farms Inc	892		42
EastGroup Properties Inc	1,096	61		Bon-Ton Stores Inc/The	49		1
				Bravo Brio Restaurant Group Inc (a)	535		10
Education Realty Trust Inc	3,433	35
EPR Properties	4,935	248		Brown Shoe Co Inc	23,367		503
				Cabela's Inc (a)	2,500		162
Equity One Inc	2,370	54
Excel Trust Inc	1,907	24		Cash America International Inc	2,895		131
Extra Space Storage Inc	3,500	147		Cato Corp/The	765		19
				Children's Place Retail Stores Inc/The (a)	2,453		134
FelCor Lodging Trust Inc (a)	30,199	179
				Conn's Inc (a)	5,962		309
First Industrial Realty Trust Inc	46,973	713
First Potomac Realty Trust	2,312	30		Cracker Barrel Old Country Store Inc	5,400		511
				Denny's Corp (a)	1,109		6
Franklin Street Properties Corp	3,543	47
Geo Group Inc/The	6,087	207		Destination Maternity Corp	3,175		78
Getty Realty Corp	3,682	76		Dillard's Inc	3,000		246
Gladstone Commercial Corp	574	11		DineEquity Inc	273		19
				Ezcorp Inc (a)	5,480		92
Glimcher Realty Trust	803	9		Fifth & Pacific Cos Inc (a)	3,671		82
Government Properties Income Trust	2,884	73
Healthcare Realty Trust Inc	2,175	56		Finish Line Inc/The	1,121		25
Hersha Hospitality Trust	44,729	252		Fred's Inc	1,308		20
				Genesco Inc (a)	233		16
Highwoods Properties Inc	2,234	80		Gordmans Stores Inc (a)	360		5
Home Properties Inc	1,000	65
Hudson Pacific Properties Inc	1,706	36		Group 1 Automotive Inc	813		52
Inland Real Estate Corp	641	7		Haverty Furniture Cos Inc	759		17
				hhgregg Inc (a)	17,593		281
Invesco Mortgage Capital Inc	4,049	67		Jack in the Box Inc (a)	454		18
Investors Real Estate Trust	3,978	34		Jos A Bank Clothiers Inc (a)	828		34
iStar Financial Inc (a)	2,575	29
				Kirkland's Inc (a)	992		17
Kite Realty Group Trust	17,467	105
LaSalle Hotel Properties	5,196	129		Men's Wearhouse Inc	1,747		66
				New York & Co Inc (a)	634		4
Lexington Realty Trust	36,758	429		Office Depot Inc (a)	6,415		25
LTC Properties Inc	7,152	279
Medical Properties Trust Inc	5,952	85		OfficeMax Inc	39,881		408
				Pantry Inc/The (a)	23,800		290
Monmouth Real Estate Investment Corp	1,670	17		Papa John's International Inc (a)	400		26
National Retail Properties Inc	4,400	151
New Residential Investment Corp	9,961	67		PC Connection Inc	476		7
New York Mortgage Trust Inc	1,945	13		Penske Automotive Group Inc	1,118		34
				Pep Boys-Manny Moe & Jack/The (a)	1,612		19
NorthStar Realty Finance Corp	5,880	54		Red Robin Gourmet Burgers Inc (a)	96		5
One Liberty Properties Inc	602	13
Parkway Properties Inc/Md	22,333	374		Regis Corp	1,739		29
				Rite Aid Corp (a)	355,709		1,018
Pebblebrook Hotel Trust	1,836	48
Pennsylvania Real Estate Investment Trust	16,381	309		Roundy's Inc	926		8
				Ruby Tuesday Inc (a)	1,939		18
PennyMac Mortgage Investment Trust	1,797	38		Rush Enterprises Inc - Class A (a)	766		19
Potlatch Corp	16,800	679
RAIT Financial Trust	40,424	304		Ruth's Hospitality Group Inc	24,000		290
				Saks Inc (a)	3,653		50
Ramco-Gershenson Properties Trust	8,011	124		Sears Hometown and Outlet Stores Inc (a)	164		7
Redwood Trust Inc	45,301	770
Resource Capital Corp	3,785	23		Sonic Automotive Inc	1,008		21
				Sonic Corp (a)	591		9
Retail Opportunity Investments Corp	2,615	36
RLJ Lodging Trust	4,988	112		Stage Stores Inc	1,088		26
Rouse Properties Inc	674	13		Stein Mart Inc	703		10
				Steinway Musical Instruments Inc (a)	368		11
Ryman Hospitality Properties	475	19
Sabra Health Care REIT Inc	865	23		Trans World Entertainment Corp	805		4
				Tuesday Morning Corp (a)	15,489		160
Select Income REIT	528	15		West Marine Inc (a)	814		9
Sovran Self Storage Inc	136	9
Spirit Realty Capital Inc	1,762	31		World Fuel Services Corp	2,300		92
STAG Industrial Inc	1,280	26					$5,539
Summit Hotel Properties Inc	2,229	21		Savings & Loans - 1.48%
Sun Communities Inc	3,100	154		Astoria Financial Corp	2,659		29
Sunstone Hotel Investors Inc (a)	4,921	59		B of I Holding Inc (a)	1,800		83
Terreno Realty Corp	1,036	19		BankFinancial Corp	2,500		21
UMH Properties Inc	691	7		Berkshire Hills Bancorp Inc	3,380		93

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans (continued)				Semiconductors (continued)
Brookline Bancorp Inc	2,426	$21		Tessera Technologies Inc	1,583		$33
Capitol Federal Financial Inc	5,227	63		TriQuint Semiconductor Inc (a)	4,503		31
Charter Financial Corp/MD	1,528	15		Ultra Clean Holdings (a)	19,395		117
Clifton Savings Bancorp Inc	398	5		Veeco Instruments Inc (a)	1,001		35
Dime Community Bancshares Inc	1,095	17		Volterra Semiconductor Corp (a)	1,245		18
ESB Financial Corp	667	8					$3,529
EverBank Financial Corp	2,824	47
First Defiance Financial Corp	2,121	48		Software - 1.29%
				Accelrys Inc (a)	1,901		16
First Financial Holdings Inc	5,893	125		Acxiom Corp (a)	1,917		43
First Niagara Financial Group Inc	12,246	123		Aspen Technology Inc (a)	4,480		129
First Pactrust Bancorp Inc	1,687	23		Audience Inc (a)	5,119		68
Flagstar Bancorp Inc (a)	1,071	15
				Avid Technology Inc (a)	5,966		35
Flushing Financial Corp	4,776	79
Fox Chase Bancorp Inc	667	11		CSG Systems International Inc	7,145		155
				Digi International Inc (a)	6,180		58
Heritage Financial Group Inc	2,500	37		Digital River Inc (a)	7,121		134
Hingham Institution for Savings	62	4
Home Bancorp Inc (a)	365	7		Ebix Inc	377		3
HomeStreet Inc	10,200	219		EPIQ Systems Inc	1,022		14
				Guidewire Software Inc (a)	800		34
Investors Bancorp Inc	1,425	30
Kearny Financial Corp (a)	794	8		ManTech International Corp/VA	790		21
				MedAssets Inc (a)	315		5
Meridian Interstate Bancorp Inc (a)	421	8
				Omnicell Inc (a)	1,004		21
Meta Financial Group Inc	296	8		Progress Software Corp (a)	959		22
Northfield Bancorp Inc/NJ	8,167	96		Proofpoint Inc (a)	800		19
Northwest Bancshares Inc	2,870	39
OceanFirst Financial Corp	3,470	54		Sapiens International Corp NV	725		4
				Seachange International Inc (a)	1,767		21
Oritani Financial Corp	1,097	17		SYNNEX Corp (a)	11,012		465
Pacific Premier Bancorp Inc (a)	833	10
				Tableau Software Inc (a)	2,700		150
Provident Financial Holdings Inc	2,120	33
Provident Financial Services Inc	7,397	117					$1,417
Provident New York Bancorp	2,138	20		Storage & Warehousing - 0.05%
Rockville Financial Inc	1,501	20		Mobile Mini Inc (a)	1,161		38
Territorial Bancorp Inc	589	13		Wesco Aircraft Holdings Inc (a)	1,131		21
Westfield Financial Inc	1,160	8					$59
WSFS Financial Corp	1,064	56
		$1,630		Telecommunications - 2.19%
				ADTRAN Inc	635		16
Semiconductors - 3.20%				Anaren Inc (a)	646		15
Aeroflex Holding Corp (a)	1,060	8		Anixter International Inc (a)	381		29
Alpha & Omega Semiconductor Ltd (a)	3,120	24		ARRIS Group Inc (a)	1,828		27
Amkor Technology Inc (a)	52,903	222		Aviat Networks Inc (a)	13,690		36
ATMI Inc (a)	1,042	25		Black Box Corp	573		14
Brooks Automation Inc	2,305	22		Cbeyond Inc (a)	1,361		11
Ceva Inc (a)	766	15		Ciena Corp (a)	809		16
Cirrus Logic Inc (a)	1,303	23		Cincinnati Bell Inc (a)	4,279		13
DSP Group Inc (a)	6,067	51		Comtech Telecommunications Corp	4,123		111
Emulex Corp (a)	3,014	20		Consolidated Communications Holdings Inc	5,700		99
Entegris Inc (a)	14,241	134		Cyan Inc (a)	7,100		74
Entropic Communications Inc (a)	4,621	20		DigitalGlobe Inc (a)	2,279		71
First Solar Inc (a)	23,600	1,056		EarthLink Inc	3,636		23
GSI Technology Inc (a)	1,107	7		Extreme Networks (a)	5,021		17
GT Advanced Technologies Inc (a)	97,000	403		Finisar Corp (a)	3,169		54
Integrated Device Technology Inc (a)	3,228	26		Gigamon Inc (a)	2,900		80
Integrated Silicon Solution Inc (a)	22,364	245		Globecomm Systems Inc (a)	1,277		16
Intermolecular Inc (a)	1,306	9		Gogo Inc (a)	5,100		71
International Rectifier Corp (a)	2,386	50		Harmonic Inc (a)	20,925		133
Intersil Corp	4,393	34		Hawaiian Telcom Holdco Inc (a)	549		14
IXYS Corp	9,916	110		IDT Corp - Class B	7,661		143
Lattice Semiconductor Corp (a)	3,584	18		Iridium Communications Inc (a)	2,292		18
LTX-Credence Corp (a)	34,300	205		Netgear Inc (a)	1,334		41
Microsemi Corp (a)	714	16		Neutral Tandem Inc	2,037		11
MKS Instruments Inc	6,824	181		NII Holdings Inc (a)	5,265		35
Nanometrics Inc (a)	399	6		Numerex Corp (a)	755		8
OmniVision Technologies Inc (a)	1,815	34		Oplink Communications Inc (a)	3,119		54
Pericom Semiconductor Corp (a)	7,966	57		Orbcomm Inc (a)	1,956		9
Photronics Inc (a)	10,561	85		Plantronics Inc	190		8
PMC - Sierra Inc (a)	13,941	89		Preformed Line Products Co	111		7
QLogic Corp (a)	3,083	29		Premiere Global Services Inc (a)	23,906		289
Richardson Electronics Ltd/United States	683	8		RF Micro Devices Inc (a)	1,914		10
Rudolph Technologies Inc (a)	4,487	50		Shenandoah Telecommunications Co	131		2
Supertex Inc	552	13		Sonus Networks Inc (a)	5,918		18

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value (000's)
Symmetricom Inc (a)	6,831	$31		Banks (continued)
Telenav Inc (a)	21,638	113		Investment in Joint Trading Account; JP	$512	$512
Tellabs Inc	182,503	361		Morgan Repurchase Agreement; 0.10%
Tessco Technologies Inc	275	7		dated 6/28/2013 maturing 7/1/2013
USA Mobility Inc	9,285	126		(collateralized by US Government
Vonage Holdings Corp (a)	65,684	186		Securities; $522,435; 0.00% - 10.35%;
		$2,417		dated 08/03/13 - 06/29/32)
				Investment in Joint Trading Account; Merrill	361	360
Textiles - 0.05%				Lynch Repurchase Agreement; 0.08%
Culp Inc	55	1		dated 6/28/2013 maturing 7/1/2013
G&K Services Inc	649	31		(collateralized by US Government
UniFirst Corp/MA	230	21		Securities; $367,923; 0.00% - 0.25%; dated
		$53		07/05/13 - 04/15/16)
Toys, Games & Hobbies - 0.02%						$1,214
LeapFrog Enterprises Inc (a)	2,214	22		TOTAL REPURCHASE AGREEMENTS		$1,214
				Total Investments		$103,852
Transportation - 0.75%				Other Assets in Excess of Liabilities, Net - 5.75%		$6,339
Air Transport Services Group Inc (a)	2,822	19		TOTAL NET ASSETS - 100.00%		$110,191
Arkansas Best Corp	882	20
Atlas Air Worldwide Holdings Inc (a)	803	35
				(a) Non-Income Producing Security
Bristow Group Inc	1,256	82		(b) Security is Illiquid
Era Group Inc (a)	702	18
				(c)		Fair value of these investments is determined in good faith by the
Gulfmark Offshore Inc	4,731	213		Manager under procedures established and periodically reviewed by the
Heartland Express Inc	582	8		Board of Directors. At the end of the period, the fair value of these
Knightsbridge Tankers Ltd	2,575	20		securities totaled $0 or 0.00% of net assets.
Marten Transport Ltd	1,264	20
Nordic American Tankers Ltd	1,899	14
Pacer International Inc (a)	600	4
PHI Inc (a)	421	15		Portfolio Summary (unaudited)
Roadrunner Transportation Systems Inc (a)	482	14		Sector		Percent
Saia Inc (a)	1,700	51		Financial		34 .86%
Scorpio Tankers Inc	5,667	51		Industrial		12 .39%
Ship Finance International Ltd	1,710	25		Consumer, Cyclical		11 .55%
Swift Transportation Co (a)	8,400	139		Consumer, Non-cyclical		10 .39%
Universal Truckload Services Inc (a)	1,800	43		Technology		6 .31%
Werner Enterprises Inc	1,003	24		Energy		5.50%
YRC Worldwide Inc (a)	391	11		Utilities		5 .40%
		$826		Communications		4.98%
				Basic Materials		2.83%
Trucking & Leasing - 0.42%				Diversified		0 .04%
AMERCO	2,500	405		Other Assets in Excess of Liabilities, Net		5.75%
Greenbrier Cos Inc (a)	856	21
				TOTAL NET ASSETS		100.00%
TAL International Group Inc	500	22
Textainer Group Holdings Ltd	433	16
		$464
Water- 0.20%
American States Water Co	1,871	100
Artesian Resources Corp	1,200	27
California Water Service Group	3,560	69
Consolidated Water Co Ltd	1,100	13
PICO Holdings Inc (a)	694	15
		$224
TOTAL COMMON STOCKS		$102,638
	Maturity
REPURCHASE AGREEMENTS - 1.10%	Amount (000's)	Value(000	's)
Banks- 1.10%
Investment in Joint Trading Account; Credit	$244	$244
Suisse Repurchase Agreement; 0.09%
dated 6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $248,778; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	98	98
Bank Repurchase Agreement; 0.18% dated
6/28/2013 maturing 7/1/2013
(collateralized by US Government
Securities; $99,511; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)

See accompanying notes.

Schedule of Investments SmallCap Value Account I June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	43	$4,225	$4,191	$(34)
Total					$(34)
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedules of Investments
June 30, 2013 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

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FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
BALANCED ACCOUNT
Class 1 shares
2013	(c)	$15.35	$0.14	$0.84	$0.98	$–	$–	$–	$16.33
2012		13.86	0 .30	1 .50	1 .80	( 0 .31)	–	( 0 .31)	15 .35
2011		13.62	0 .27	0 .29	0 .56	( 0 .32)	–	( 0 .32)	13 .86
2010		12.33	0 .29	1 .35	1 .64	( 0 .35)	–	( 0 .35)	13 .62
2009		10.71	0 .32	1 .85	2 .17	( 0 .55)	–	( 0 .55)	12 .33
2008		16.68	0 .43	( 5 .27)	( 4 .84)	( 0 .52)	(0.61)	( 1 .13)	10 .71
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2013	(c)	11.74	0 .16	( 0 .41)	( 0 .25)	–	–	–	11 .49
2012		11.35	0 .36	0 .48	0 .84	( 0 .45)	–	( 0 .45)	11 .74
2011		10.61	0 .44	0 .31	0 .75	( 0 .01)	–	( 0 .01)	11 .35
2010		10.04	0 .47	0 .69	1 .16	( 0 .59)	–	( 0 .59)	10 .61
2009		9.35	0 .51	1 .34	1 .85	( 1 .16)	–	( 1 .16)	10 .04
2008		11.96	0 .61	( 2 .55)	( 1 .94)	( 0 .67)	–	( 0 .67)	9 .35
BOND MARKET INDEX ACCOUNT
Class 1 shares
2013	(c)	10.21	0 .06	( 0 .34)	( 0 .28)	–	–	–	9.93
2012	(f)	10.00	0 .08	0 .13	0 .21	–	–	–	10 .21
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2013	(c)	12.28	( 0 .02)	0 .58	0 .56	–	–	–	12 .84
2012		11.30	0 .06	1 .03	1 .09	( 0 .11)	–	( 0 .11)	12 .28
2011		11.02	0 .21	0 .19	0 .40	( 0 .12)	–	( 0 .12)	11 .30
2010		10.00	0 .35	0 .67	1 .02	–	–	–	11 .02
2009	(i)	10.00	–	–	–	–	–	–	10 .00
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2013	(c)	12.54	( 0 .02)	0 .86	0 .84	–	–	–	13 .38
2012		11.33	0 .09	1 .22	1 .31	( 0 .10)	–	( 0 .10)	12 .54
2011		11.17	0 .18	0 .07	0 .25	( 0 .09)	–	( 0 .09)	11 .33
2010		10.00	0 .34	0 .83	1 .17	–	–	–	11 .17
2009	(i)	10.00	–	–	–	–	–	–	10 .00

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.38%	(d)	$49,409	0.64%	(e)	– %		1 .78%	(e)	159.9%	(e)
13.05		49,151	0.65		–		1.99		154.7
4.05		50,180	0.66		–		1.98		178.7
13.62		56,574	0.66		–		2.27		209.0
21.16		58,147	0.68		–		2.91		237.4
(30.92)		56,799	0.66		–		3.05		203.1

(2 .13)	(d)	332,557	0 .45	(e)	–		2 .77	(e)	226 .3	(e)
7.54		342,051	0.45		–		3.12		218.2
7.07		323,866	0.45		–		3.95		252.1
11.65		340,735	0.45		–		4.44		297.5
20.91		333,964	0.45		–		5.27		432.6
(17.06)		330,330	0.42		–		5.66		305.9

(2.74)	(d)	973,211	0.26	(e)	0 .26	(e)	1.10	(e)	227.0	(e)
2.10	(d)	753,130	0.26	(e)	0 .26	(e)	1.27	(e)	160.6	(e)

4 .56	(d)	719,104	0 .30 (e)	,(g)	0 .30 (e),(g)	,(h)	(0 .30)	(e)	9 .6	(e)
9.71		581,734	0.30	(g)	0 .30 (g)	,(h)	0.52		56.6
3.61		331,823	0.31	(g)	0 .31 (g)	,(h)	1.86		17.9
10.20		169,656	0.31	(g)	0 .31 (g)	,(h)	3.34		20.2
0 .00	(d)	10	0.31 (e)	,(g)	107.09 (e),(g)	,(h)	(0.31	) (e)	0 .0	(e)

6 .70	(d)	1,603,420	0 .30 (e)	,(g)	0 .30 (e),(g)	,(h)	(0 .30)	(e)	7 .7	(e)
11.63		1,218,171	0.30	(g)	0 .30 (g)	,(h)	0.76		42.6
2.26		747,602	0.30	(g)	0 .30 (g)	,(h)	1.58		15.6
11.70		323,925	0.31	(g)	0 .31 (g)	,(h)	3.21		13.6
0 .00	(d)	10	0.31 (e)	,(g)	181.70 (e),(g)	,(h)	(0.31)	(e)	0 .0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from December 30, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2013	(c)	$10.54	($0 .02)	$0.27	$0.25	$–	$–	$–	$10.79
2012	(g)	10.00	0 .06	0 .48	0 .54	–	–	–	10 .54
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2013	(c)	12.89	0 .19	0 .05	0 .24	–	–	–	13 .13
2012		11.12	0 .27	1 .76	2 .03	( 0 .26)	–	( 0 .26)	12 .89
2011		12.54	0 .27	( 1 .67)	( 1 .40)	( 0 .02)	–	( 0 .02)	11 .12
2010		11.24	0 .17	1 .31	1 .48	( 0 .18)	–	( 0 .18)	12 .54
2009		9.25	0 .18	2 .28	2 .46	( 0 .47)	–	( 0 .47)	11 .24
2008		21.67	0 .31	( 8 .44)	( 8 .13)	( 0 .30)	(3.99)	( 4 .29)	9 .25
Class 2 shares
2013	(c)	12.96	0 .17	0 .06	0 .23	–	–	–	13 .19
2012		11.18	0 .23	1 .76	1 .99	( 0 .21)	–	( 0 .21)	12 .96
2011		12.63	0 .23	( 1 .66)	( 1 .43)	( 0 .02)	–	( 0 .02)	11 .18
2010		11.32	0 .14	1 .32	1 .46	( 0 .15)	–	( 0 .15)	12 .63
2009		9.27	0 .15	2 .29	2 .44	( 0 .39)	–	( 0 .39)	11 .32
2008		21.71	0 .31	( 8 .51)	( 8 .20)	( 0 .25)	(3.99)	( 4 .24)	9 .27
EQUITY INCOME ACCOUNT
Class 1 shares
2013	(c)	17.03	0 .28	1 .84	2 .12	–	–	–	19 .15
2012		15.53	0 .54	1 .47	2 .01	( 0 .51)	–	( 0 .51)	17 .03
2011		14.80	0 .50	0 .30	0 .80	( 0 .07)	–	( 0 .07)	15 .53
2010		13.15	0 .45	1 .66	2 .11	( 0 .46)	–	( 0 .46)	14 .80
2009		11.60	0 .39	1 .84	2 .23	( 0 .68)	–	( 0 .68)	13 .15
2008		19.32	0 .44	( 6 .53)	( 6 .09)	( 0 .41)	(1.22)	( 1 .63)	11 .60
Class 2 shares
2013	(c)	16.92	0 .25	1 .84	2 .09	–	–	–	19 .01
2012		15.43	0 .49	1 .46	1 .95	( 0 .46)	–	( 0 .46)	16 .92
2011		14.74	0 .45	0 .31	0 .76	( 0 .07)	–	( 0 .07)	15 .43
2010		13.10	0 .40	1 .66	2 .06	( 0 .42)	–	( 0 .42)	14 .74
2009		11.50	0 .35	1 .85	2 .20	( 0 .60)	–	( 0 .60)	13 .10
2008		19.17	0 .40	( 6 .49)	( 6 .09)	( 0 .36)	(1.22)	( 1 .58)	11 .50

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

2.37%	(d)	$85,292	0.31%	(e)	0.31%(e),(f)		(0.31)%	(e)	29.1%	(e)
5 .40	(d)	54,787	0 .31	(e)	0 .32 (e)	,(f)	0 .87	(e)	12 .1	(e)

1.86	(d)	459,926	0.86	(e)	–		2.79	(e)	80.2	(e)
18.44		464,751	0.87		–		2.23		76.0
(11.17)		428,532	0.89		–		2.17		68.5
13.18		532,545	0.89		–		1 .47		110 .0	(h)
27.30		364,176	0.91		–		1.85		105.5
(46 .22)		286,421	0 .92	(i)	–		2.07		100.4

1 .77	(d)	1,392	1 .11	(e)	–		2.56	(e)	80.2	(e)
18.01		1,643	1.12		–		1.95		76.0
(11.36)		1,952	1.14		–		1.91		68.5
12.91		2,466	1.14		–		1 .27		110 .0	(h)
26.84		2,427	1.16		–		1.59		105.5
(46 .37)		2,338	1 .17	(i)	–		1.91		100.4

12.45	(d)	605,890	0.49	(e)	–		2.97	(e)	17.7	(e)
13.01		578,099	0.49		–		3.26		20.8
5.44		624,366	0.48		–		3.28		19.9
16.18		538,727	0.51		–		3.25		23.2
20.00		392,951	0.54		–		3.33		44.0
(33 .94)		304,321	0 .51	(i)	–		2.86		86.8

12 .35	(d)	24,056	0 .74	(e)	–		2.72	(e)	17.7	(e)
12.72		22,844	0.74		–		3.01		20.8
5.17		25,498	0.73		–		3.00		19.9
15.88		29,323	0.76		–		2.97		23.2
19.76		30,836	0.79		–		3.08		44.0
(34 .12)		34,738	0 .76	(i)	–		2.57		86.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(h)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2013	(c)	$10.87	$0.14	($0.30)	($0 .16)	$–	$–	$–	$10.71
2012		10.90	0 .33	0 .09	0 .42	( 0 .45)	–	( 0 .45)	10 .87
2011		10.29	0 .36	0 .28	0 .64	( 0 .02)	(0.01)	( 0 .03)	10 .90
2010		10.07	0 .38	0 .20	0 .58	( 0 .36)	–	( 0 .36)	10 .29
2009		10.28	0 .43	0 .22	0 .65	( 0 .86)	–	( 0 .86)	10 .07
2008		10.49	0 .48	(0.01)	0 .47	( 0 .68)	–	( 0 .68)	10 .28
Class 2 shares
2013	(c)	10.88	0 .13	(0.30)	( 0 .17)	–	–	–	10 .71
2012		10.90	0 .30	0 .10	0 .40	( 0 .42)	–	( 0 .42)	10 .88
2011		10.32	0 .34	0 .27	0 .61	( 0 .02)	(0.01)	( 0 .03)	10 .90
2010		10.09	0 .36	0 .21	0 .57	( 0 .34)	–	( 0 .34)	10 .32
2009		10.26	0 .41	0 .21	0 .62	( 0 .79)	–	( 0 .79)	10 .09
2008		10.47	0 .45	(0.01)	0 .44	( 0 .65)	–	( 0 .65)	10 .26
INCOME ACCOUNT
Class 1 shares
2013	(c)	11.22	0 .23	(0.40)	( 0 .17)	–	–	–	11 .05
2012		10.71	0 .53	0 .48	1 .01	( 0 .50)	–	( 0 .50)	11 .22
2011		10.12	0 .56	0 .07	0 .63	( 0 .04)	–	( 0 .04)	10 .71
2010		9.97	0 .60	0 .25	0 .85	( 0 .70)	–	( 0 .70)	10 .12
2009		9.36	0 .62	1 .03	1 .65	( 1 .03)	(0.01)	( 1 .04)	9 .97
2008		10.46	0 .59	(0.93)	( 0 .34)	( 0 .75)	(0.01)	( 0 .76)	9 .36
Class 2 shares
2013	(c)	11.17	0 .22	(0.40)	( 0 .18)	–	–	–	10 .99
2012		10.66	0 .50	0 .47	0 .97	( 0 .46)	–	( 0 .46)	11 .17
2011		10.09	0 .53	0 .08	0 .61	( 0 .04)	–	( 0 .04)	10 .66
2010		9.95	0 .58	0 .23	0 .81	( 0 .67)	–	( 0 .67)	10 .09
2009		9.30	0 .59	1 .04	1 .63	( 0 .97)	(0.01)	( 0 .98)	9 .95
2008		10.40	0 .56	(0.92)	( 0 .36)	( 0 .73)	(0.01)	( 0 .74)	9 .30

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1 .47)%	(d)	$405,499	0.51%	(e)	2 .57%	(e)	48.1%	(e)
3.91		432,172	0.51		2.98		41.4
6.23		453,864	0.51		3.42		83.8
5.85		489,048	0.50		3.64		79.1	(f)
6.47		233,789	0.50		4.18		22.4
4.68		152,711	0.51	(g)	4.63		9.9

(1 .56	) (d)	1,058	0.76	(e)	2.32	(e)	48.1	(e)
3.70		1,143	0.76		2.73		41.4
5.90		1,215	0.76		3.17		83.8
5.65		1,457	0.75		3.45		79.1	(f)
6.21		1,675	0.75		3.99		22.4
4.41		2,085	0.76	(g)	4.38		9.9

(1 .52	) (d)	276,793	0.51	(e)	4.12	(e)	19.5	(e)
9.57		292,756	0.51		4.78		14.7
6.25		239,939	0.50		5.36		17.8
8.65		225,114	0.50		5.81		17.0
18.37		196,424	0.51		6.33		23.6
(3.47)		120,854	0.51	(g)	5.93		13.9

(1 .61	) (d)	3,599	0.76	(e)	3.87	(e)	19.5	(e)
9.28		3,875	0.76		4.55		14.7
6.05		4,360	0.75		5.11		17.8
8.26		5,135	0.75		5.58		17.0
18.17		6,260	0.76		6.11		23.6
(3.75)		7,912	0.76	(g)	5.66		13.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2013	(c)	$17.14	$0.12	($2 .12)	($2 .00)	$–	$–	$–	$15.14
2012		14.38	0 .22	2 .75	2 .97	( 0 .21)	–	( 0 .21)	17 .14
2011		17.51	0 .23	( 3 .35)	( 3 .12)	( 0 .01)	–	( 0 .01)	14 .38
2010		14.86	0 .13	2 .63	2 .76	( 0 .11)	–	( 0 .11)	17 .51
2009		8.95	0 .14	5 .97	6 .11	( 0 .20)	–	( 0 .20)	14 .86
2008		27.61	0 .21	( 11 .50)	( 11 .29)	( 0 .23)	(7.14)	( 7 .37)	8 .95
LARGECAP BLEND ACCOUNT II
Class 1 shares
2013	(c)	7.79	0 .05	0 .97	1 .02	–	–	–	8.81
2012		6.85	0 .11	0 .93	1 .04	( 0 .10)	–	( 0 .10)	7 .79
2011		6.86	0 .08	( 0 .09)	( 0 .01)	–	–	–	6.85
2010		6.21	0 .07	0 .74	0 .81	( 0 .16)	–	( 0 .16)	6 .86
2009		4.88	0 .08	1 .35	1 .43	( 0 .10)	–	( 0 .10)	6 .21
2008		12.59	0 .10	( 3 .07)	( 2 .97)	( 0 .15)	(4.59)	( 4 .74)	4 .88
Class 2 shares
2013	(c)	7.82	0 .04	0 .98	1 .02	–	–	–	8.84
2012		6.88	0 .09	0 .93	1 .02	( 0 .08)	–	( 0 .08)	7 .82
2011		6.91	0 .07	( 0 .10)	( 0 .03)	–	–	–	6.88
2010		6.24	0 .06	0 .74	0 .80	( 0 .13)	–	( 0 .13)	6 .91
2009		4.89	0 .07	1 .35	1 .42	( 0 .07)	–	( 0 .07)	6 .24
2008		12.59	0 .08	( 3 .07)	( 2 .99)	( 0 .12)	(4.59)	( 4 .71)	4 .89
LARGECAP GROWTH ACCOUNT
Class 1 shares
2013	(c)	16.87	0 .04	2 .01	2 .05	–	–	–	18 .92
2012		14.48	0 .12	2 .32	2 .44	( 0 .05)	–	( 0 .05)	16 .87
2011		15.12	0 .05	( 0 .69)	( 0 .64)	–	–	–	14 .48
2010		12.78	0 .01	2 .34	2 .35	( 0 .01)	–	( 0 .01)	15 .12
2009		10.14	–	2 .72	2 .72	( 0 .08)	–	( 0 .08)	12 .78
2008		17.92	0 .07	( 7 .78)	( 7 .71)	( 0 .07)	–	( 0 .07)	10 .14
Class 2 shares
2013	(c)	16.83	0 .02	1 .99	2 .01	–	–	–	18 .84
2012		14.43	0 .08	2 .32	2 .40	–	–	–	16 .83
2011		15.11	0 .01	( 0 .69)	( 0 .68)	–	–	–	14 .43
2010		12.80	( 0 .03)	2 .34	2 .31	–	–	–	15 .11
2009		10.13	( 0 .03)	2 .74	2 .71	( 0 .04)	–	( 0 .04)	12 .80
2008		17.90	0 .04	( 7 .78)	( 7 .74)	( 0 .03)	–	( 0 .03)	10 .13

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(11.67)% (d)	$134,156	1 .32%	(e)	1 .48%	(e)	130.4%	(e)
20 .80	152,545	1.34		1 .40		97.4
(17.84)	143,811	1.40		1 .37		86.8
18 .67	193,048	1.39		0 .88		102.3
68 .65	170,508	1.35		1 .19		128.5
(54.86)	96,371	1.45		1 .23		133.3

13.09 (d)	158,094	0.75 (e),	(f)	1 .21	(e)	48.1	(e)
15 .20	154,221	0.76	(f)	1 .41		51.5
(0.12)	161,200	0.75	(f)	1 .21		42.5
13 .25	182,047	0.75	(f)	1 .15		34.7
29 .67	183,485	0.75	(f)	1 .51		79.0
(36.41)	159,837	0.77	(f)	1 .30		62.7

13.04 (d)	933	1 .00 (e),	(f)	0 .96	(e)	48.1	(e)
14 .84	837	1.01	(f)	1 .17		51.5
(0.42)	739	1.00	(f)	0 .96		42.5
12 .97	850	1.00	(f)	0 .90		34.7
29 .28	832	1.00	(f)	1 .27		79.0
(36.50)	875	1.02	(f)	1 .00		62.7

12.15 (d)	237,851	0.69	(e)	0 .42	(e)	56.6	(e)
16 .85	210,351	0.69		0 .73		62.6
(4.23)	181,559	0.69		0 .31		56.6
18 .38	207,114	0.69		0 .04		61.1
27 .01	241,670	0.69		0 .01		89.5
(43.16)	173,642	0.69	(f)	0 .50		87.6

12.01 (d)	641	0.94	(e)	0 .17	(e)	56.6	(e)
16.56 (g)	604	0.94		0 .47		62.6
(4.50)	561	0.94		0 .05		56.6
18 .05	691	0.94		(0 .20)		61.1
26 .80	635	0.94		(0 .24)		89.5
(43.30)	538	0.94	(f)	0 .24		87.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2013	(c)	$24.77	$0.02	$2.94	$2.96	$–	$–	$–	$27.73
2012		21.30	0 .10	3 .39	3 .49	( 0 .02)	–	( 0 .02)	24 .77
2011		21.37	0 .02	( 0 .09)	( 0 .07)	–	–	–	21 .30
2010		17.89	0 .01	3 .50	3 .51	( 0 .03)	–	( 0 .03)	21 .37
2009		11.72	0 .02	6 .16	6 .18	( 0 .01)	–	( 0 .01)	17 .89
2008		19.76	–	( 8 .01)	( 8 .01)	( 0 .03)	–	( 0 .03)	11 .72
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2013	(c)	10.34	0 .10	1 .32	1 .42	–	–	–	11 .76
2012		9.06	0 .20	1 .20	1 .40	( 0 .11)	(0.01)	( 0 .12)	10 .34
2011		8.91	0 .16	( 0 .01)	0 .15	–	–	–	9.06
2010		7.88	0 .15	1 .00	1 .15	( 0 .12)	–	( 0 .12)	8 .91
2009		6.52	0 .14	1 .53	1 .67	( 0 .31)	–	( 0 .31)	7 .88
2008		10.83	0 .18	( 4 .05)	( 3 .87)	( 0 .22)	(0.22)	( 0 .44)	6 .52
LARGECAP VALUE ACCOUNT
Class 1 shares
2013	(c)	28.33	0 .28	3 .40	3 .68	–	–	–	32 .01
2012		24.20	0 .56	3 .92	4 .48	( 0 .35)	–	( 0 .35)	28 .33
2011		23.92	0 .33	( 0 .05)	0 .28	–	–	–	24 .20
2010		21.34	0 .30	2 .68	2 .98	( 0 .40)	–	( 0 .40)	23 .92
2009		19.29	0 .42	2 .60	3 .02	( 0 .97)	–	( 0 .97)	21 .34
2008		34.70	0 .59	( 11 .32)	( 10 .73)	( 0 .68)	(4.00)	( 4 .68)	19 .29
MIDCAP ACCOUNT(g)
Class 1 shares
2013	(c)	47.20	0 .20	6 .60	6 .80	–	–	–	54 .00
2012		40.51	0 .46	7 .35	7 .81	( 0 .40)	(0.72)	( 1 .12)	47 .20
2011		37.83	0 .23	2 .92	3 .15	–	(0.47)	( 0 .47)	40 .51
2010		31.25	0 .46	7 .00	7 .46	( 0 .88)	–	( 0 .88)	37 .83
2009		24.93	0 .21	7 .83	8 .04	( 0 .24)	(1.48)	( 1 .72)	31 .25
2008		42.05	0 .18	( 12 .82)	( 12 .64)	( 0 .23)	(4.25)	( 4 .48)	24 .93
Class 2 shares
2013	(c)	47.06	0 .13	6 .58	6 .71	–	–	–	53 .77
2012		40.39	0 .35	7 .33	7 .68	( 0 .29)	(0.72)	( 1 .01)	47 .06
2011		37.82	0 .13	2 .91	3 .04	–	(0.47)	( 0 .47)	40 .39
2010		31.23	0 .35	7 .03	7 .38	( 0 .79)	–	( 0 .79)	37 .82
2009	(h)	28.70	0 .14	2 .39	2 .53	–	–	–	31 .23

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

11.95%	(d)	$261,218	0.75%(e),(f)		0 .14%	(e)	42.2%	(e)
16.38		240,585	0.76	(f)	0 .42		36.9
(0.33)		228,749	0.76	(f)	0 .07		46.1
19.61		251,943	0.76	(f)	0 .07		54.0
52.71		221,953	0.78	(f)	0 .11		87.8
(40.60)		157,138	0.77		(0 .01)		58.1

13.73	(d)	1,170,231	0.26	(e)	1 .83	(e)	5 .6	(e)
15.50		916,593	0.26		2 .02		3.3
1.73		593,337	0.26		1 .80		7.9
14.67		352,580	0.27		1 .83		21.1
26.31		116,266	0.27		2 .05		15.9
(37.10)		97,677	0.27		2 .02		13.8

12.99	(d)	262,139	0.60	(e)	1 .79	(e)	136.1	(e)
18.58		222,357	0.61		2 .09		115.0
1.17		199,660	0.61		1 .37		113.9
14.08		164,949	0.61		1 .38		214.6
16.30		154,829	0.61		2 .21		144.8
(35.16)		145,811	0.61		2 .18		133.5

14.41	(d)	611,508	0.53	(e)	0 .76	(e)	15.6	(e)
19.44		560,842	0.55		1 .03		21.5
8.29		531,255	0.55		0 .57		28.9
24.10		551,589	0.57		1 .37		20.9
33.76		379,151	0.61		0 .79		25.4
(33.92)		269,185	0.58		0 .50		19.6

14.26	(d)	13,280	0.78	(e)	0 .52	(e)	15.6	(e)
19.16		12,179	0.80		0 .79		21.5
8.00		11,226	0.80		0 .32		28.9
23.83		11,327	0.82		1 .05		20.9
8.82	(d)	10,010	0.83	(e)	1 .43	(e)	25.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.
(h)	Period from September 9, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MONEY MARKET ACCOUNT
Class 1 shares
2013	(c)	$1.00	$–	$–	$–	$–	$–	$–	$1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0 .03	–	0 .03	( 0 .03)	–	( 0 .03)	1 .00
Class 2 shares
2013	(c)	1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0 .02	–	0 .02	( 0 .02)	–	( 0 .02)	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2013	(c)	23.75	0 .16	3 .10	3 .26	–	–	–	27 .01
2012		21.36	0 .35	2 .58	2 .93	( 0 .26)	(0.28)	( 0 .54)	23 .75
2011		21.47	0 .24	( 0 .21)	0 .03	–	(0.14)	( 0 .14)	21 .36
2010		19.23	0 .35	2 .59	2 .94	( 0 .32)	(0.38)	( 0 .70)	21 .47
2009		15.05	0 .17	4 .28	4 .45	( 0 .27)	–	( 0 .27)	19 .23
2008		25.13	0 .15	( 7 .79)	( 7 .64)	( 0 .24)	(2.20)	( 2 .44)	15 .05
Class 2 shares
2013	(c)	23.62	0 .13	3 .07	3 .20	–	–	–	26 .82
2012		21.23	0 .29	2 .58	2 .87	( 0 .20)	(0.28)	( 0 .48)	23 .62
2011		21.40	0 .18	( 0 .21)	( 0 .03)	–	(0.14)	( 0 .14)	21 .23
2010		19.17	0 .31	2 .57	2 .88	( 0 .27)	(0.38)	( 0 .65)	21 .40
2009		14.94	0 .12	4 .27	4 .39	( 0 .16)	–	( 0 .16)	19 .17
2008		24.97	0 .10	( 7 .75)	( 7 .65)	( 0 .18)	(2.20)	( 2 .38)	14 .94
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2013	(c)	11.36	0 .03	0 .27	0 .30	–	–	–	11 .66
2012		10.36	0 .26	0 .95	1 .21	( 0 .21)	–	( 0 .21)	11 .36
2011		10.49	0 .19	( 0 .03)	0 .16	( 0 .29)	–	( 0 .29)	10 .36
2010		9.63	0 .30	0 .99	1 .29	( 0 .43)	–	( 0 .43)	10 .49
2009		8.07	0 .47	1 .49	1 .96	( 0 .38)	(0.02)	( 0 .40)	9 .63
2008		12.94	0 .38	( 4 .02)	( 3 .64)	( 0 .47)	(0.76)	( 1 .23)	8 .07

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.00%	(d)	$296,480	0 .21%	(e)	0.46%(e),(f)		0 .00%	(e)	N/A
0.00		303,903	0.27		0 .46	(f)	0.00		N/A
0.00		322,844	0.26		0 .45	(f)	0.00		N/A
0.00		314,976	0.32		0 .45	(f)	0.00		N/A
0.22		381,238	0.42		0 .45	(f)	0.24		N/A
2.58		455,594	0.45	(g)	–		2.47		N/A

0.00	(d)	1,014	0.21	(e)	0.71 (e),	(f)	0.00	(e)	N/A
0.00		1,253	0.27		0 .71	(f)	0.00		N/A
0.00		1,777	0.26		0 .70	(f)	0.00		N/A
0.00		2,478	0.32		0 .70	(f)	0.00		N/A
0.18		4,229	0.49		0 .70	(f)	0.27		N/A
2.33		15,013	0.70	(g)	–		2.13		N/A

13.73	(d)	154,559	0.64	(e)	–		1.23	(e)	6 .0%	(e)
13.83		145,393	0.64		–		1.51		6.2
0.13		142,828	0.64		–		1.09		10.3
15.40		151,592	0.64		–		1.78		13.7
29.82		94,039	0.64		–		1.02		23.6
(33.37)		65,187	0.64	(g)	–		0.76		14.6

13 .55	(d)	5,638	0 .89	(e)	–		0.98	(e)	6 .0	(e)
13.57		5,238	0.89		–		1.26		6.2
(0.15)		5,472	0.89		–		0.83		10.3
15.11		6,822	0.89		–		1.57		13.7
29.54		7,139	0.89		–		0.76		23.6
(33.56)		6,970	0.89	(g)	–		0.49		14.6

2 .64	(d)	46,999	0 .04 (e),	(h)	–		0 .47	(e)	21 .8	(e)
11.79		47,361	0.06	(h)	–		2.39		28.3
1.44		47,435	0.04	(h)	–		1.79		24.3
13.93		48,831	0.04	(h)	–		3.01		42.1
25.07		43,345	0.08	(h)	–		5.53		29.3
(30 .91)		32,113	0 .15 (g),	(h)	–		3.58		26.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit.
(h)	Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2013	(c)	$12.00	$0.02	$0.54	$0.56	$–	$–	$–	$12.56
2012		10.64	0 .26	1.30	1 .56	( 0 .20)	–	( 0 .20)	12 .00
2011		11.02	0 .19	( 0 .29)	( 0 .10)	( 0 .28)	–	( 0 .28)	10 .64
2010		9.97	0 .28	1.16	1 .44	( 0 .39)	–	( 0 .39)	11 .02
2009		8.11	0 .43	1.74	2 .17	( 0 .31)	–	( 0 .31)	9 .97
2008		13.86	0 .33	( 4 .58)	( 4 .25)	( 0 .51)	(0.99)	( 1 .50)	8 .11
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2013	(c)	12.10	0 .02	0.67	0 .69	–	–	–	12 .79
2012		10.64	0 .25	1.40	1 .65	( 0 .19)	–	( 0 .19)	12 .10
2011		11.09	0 .19	( 0 .42)	( 0 .23)	( 0 .22)	–	( 0 .22)	10 .64
2010		9.85	0 .24	1.24	1 .48	( 0 .24)	–	( 0 .24)	11 .09
2009		7.86	0 .35	1.83	2 .18	( 0 .18)	(0.01)	( 0 .19)	9 .85
2008		13.99	0 .29	( 4 .85)	( 4 .56)	( 0 .50)	(1.07)	( 1 .57)	7 .86
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2013	(c)	12.39	0 .02	0.84	0 .86	–	–	–	13 .25
2012		10.78	0 .23	1.56	1 .79	( 0 .18)	–	( 0 .18)	12 .39
2011		11.31	0 .19	( 0 .54)	( 0 .35)	( 0 .18)	–	( 0 .18)	10 .78
2010		10.00	0 .21	1.33	1 .54	( 0 .23)	–	( 0 .23)	11 .31
2009		7.94	0 .28	2.02	2 .30	( 0 .24)	–	( 0 .24)	10 .00
2008		14.37	0 .26	( 5 .22)	( 4 .96)	( 0 .45)	(1.02)	( 1 .47)	7 .94
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2013	(c)	12.28	0 .02	0.89	0 .91	–	–	–	13 .19
2012		10.64	0 .24	1.57	1 .81	( 0 .17)	–	( 0 .17)	12 .28
2011		11.24	0 .18	( 0 .61)	( 0 .43)	( 0 .17)	–	( 0 .17)	10 .64
2010		9.89	0 .18	1.39	1 .57	( 0 .22)	–	( 0 .22)	11 .24
2009		7.80	0 .25	2.05	2 .30	( 0 .21)	–	( 0 .21)	9 .89
2008		14.48	0 .24	( 5 .30)	( 5 .06)	( 0 .48)	(1.14)	( 1 .62)	7 .80
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2013	(h)	10.00	–	( 0 .11)	( 0 .11)	–	–	–	9.89
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2013	(c)	11.04	0 .04	0.01	0 .05	–	–	–	11 .09
2012		10.25	0 .30	0.68	0 .98	( 0 .19)	–	( 0 .19)	11 .04
2011		10.22	0 .20	0.16	0 .36	( 0 .33)	–	( 0 .33)	10 .25
2010		9.66	0 .35	0.70	1 .05	( 0 .49)	–	( 0 .49)	10 .22
2009		8.64	0 .57	1.00	1 .57	( 0 .47)	(0.08)	( 0 .55)	9 .66
2008		12.12	0 .52	( 3 .25)	( 2 .73)	( 0 .42)	(0.33)	( 0 .75)	8 .64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.67%	(d)	$214,374	0.03%(e),(f)		0 .32%	(e)	33.0%	(e)
14.76		208,355	0 .04	(f)	2 .28		24.4
(1.07)		192,409	0 .04	(f)	1 .74		8.9
15.05		201,014	0 .04	(f)	2 .73		37.6
27.49		177,887	0 .08	(f)	4 .98		20.7
(34 .16)		126,555	0 .13 (f),	(g)	3 .00		14 .6

5.70	(d)	99,396	0.04 (e),	(f)	0 .31	(e)	34.3	(e)
15.58		92,672	0 .05	(f)	2 .20		18.5
(2.22)		79,646	0 .04	(f)	1 .70		13.2
15.40		82,436	0 .04	(f)	2 .33		36.2
28.22		64,909	0 .07	(f)	4 .12		8.3
(36 .42)		25,504	0 .16 (f),	(g)	2 .63		18 .0

6.94	(d)	30,875	0.05 (e),	(f)	0 .27	(e)	37.1	(e)
16.71		25,647	0 .08	(f)	1 .98		30.1
(3.18)		22,110	0 .05	(f)	1 .67		13.7
15.81		21,199	0 .06	(f)	2 .06		41.6
29 .55		15,935	0 .08 (f),	(g)	3 .31		18 .6
(38 .16)		11,368	0 .13 (f),	(g)	2 .28		22 .6

7.41	(d)	18,436	0.06 (e),	(f)	0 .30	(e)	37.3	(e)
17.07		16,352	0 .11	(f)	2 .01		17.7
(3.94)		12,822	0 .07	(f)	1 .58		19.7
16.21		13,127	0 .08	(f)	1 .80		45.1
30 .04		10,778	0 .08 (f),	(g)	2 .98		16 .8
(39 .05)		7,231	0 .12 (f),	(g)	2 .12		16 .1

(1 .10	) (d)	10	0 .13 (e),	(g)	0 .24	(e)	0 .0	(e)

0.45	(d)	33,587	0.05 (e),	(f)	0 .64	(e)	24.5	(e)
9.65		32,756	0 .07	(f)	2 .79		34.0
3.52		29,574	0 .05	(f)	1 .96		19.3
11.24		28,399	0 .05	(f)	3 .51		40.5
18 .95		23,877	0 .08 (f),	(g)	6 .39		36 .6
(23 .89)		17,064	0 .14 (f),	(g)	4 .93		26 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from May 1, 2013 date operations commenced, through June 30, 2013

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2013	(c)	$16.63	$0.18	$0.83	$1.01	$–	$–	$–	$17.64
2012		14.39	0 .21	2 .26	2 .47	( 0 .23)	–	( 0 .23)	16 .63
2011		13.21	0 .10	1 .08	1 .18	–	–	–	14 .39
2010		10.83	0 .26	2 .49	2 .75	( 0 .37)	–	( 0 .37)	13 .21
2009		8.75	0 .25	2 .19	2 .44	( 0 .36)	–	( 0 .36)	10 .83
2008		19.06	0 .25	( 4 .11)	( 3 .86)	( 0 .41)	(6.04)	( 6 .45)	8 .75
Class 2 shares
2013	(c)	16.72	0 .16	0 .83	0 .99	–	–	–	17 .71
2012		14.46	0 .17	2 .26	2 .43	( 0 .17)	–	( 0 .17)	16 .72
2011		13.30	0 .06	1 .10	1 .16	–	–	–	14 .46
2010		10.91	0 .23	2 .50	2 .73	( 0 .34)	–	( 0 .34)	13 .30
2009		8.76	0 .22	2 .22	2 .44	( 0 .29)	–	( 0 .29)	10 .91
2008		19.06	0 .20	( 4 .10)	( 3 .90)	( 0 .36)	(6.04)	( 6 .40)	8 .76
SAM BALANCED PORTFOLIO
Class 1 shares
2013	(c)	16.33	0 .01	1 .02	1 .03	–	–	–	17 .36
2012		14.76	0 .41	1 .46	1 .87	( 0 .11)	(0.19)	( 0 .30)	16 .33
2011		15.02	0 .10	0 .06	0 .16	( 0 .42)	–	( 0 .42)	14 .76
2010		13.73	0 .42	1 .38	1 .80	( 0 .51)	–	( 0 .51)	15 .02
2009		11.95	0 .64	2 .05	2 .69	( 0 .52)	(0.39)	( 0 .91)	13 .73
2008		19.17	0 .62	( 4 .93)	( 4 .31)	( 0 .71)	(2.20)	( 2 .91)	11 .95
Class 2 shares
2013	(c)	16.22	( 0 .01)	1 .01	1 .00	–	–	–	17 .22
2012		14.66	0 .36	1 .46	1 .82	( 0 .07)	(0.19)	( 0 .26)	16 .22
2011		14.92	0 .06	0 .06	0 .12	( 0 .38)	–	( 0 .38)	14 .66
2010		13.64	0 .36	1 .40	1 .76	( 0 .48)	–	( 0 .48)	14 .92
2009		11.85	0 .56	2 .09	2 .65	( 0 .47)	(0.39)	( 0 .86)	13 .64
2008		19.04	0 .64	( 4 .97)	( 4 .33)	( 0 .66)	(2.20)	( 2 .86)	11 .85
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2013	(c)	12.49	0 .01	0 .44	0 .45	–	–	–	12 .94
2012		11.47	0 .37	0 .90	1 .27	( 0 .10)	(0.15)	( 0 .25)	12 .49
2011		11.68	0 .10	0 .17	0 .27	( 0 .37)	(0.11)	( 0 .48)	11 .47
2010		10.94	0 .40	0 .84	1 .24	( 0 .50)	–	( 0 .50)	11 .68
2009		9.49	0 .65	1 .29	1 .94	( 0 .34)	(0.15)	( 0 .49)	10 .94
2008		13.07	0 .50	( 2 .77)	( 2 .27)	( 0 .47)	(0.84)	( 1 .31)	9 .49
Class 2 shares
2013	(c)	12.39	–	0.44	0.44	–	–	–	12 .83
2012		11.38	0 .33	0 .90	1 .23	( 0 .07)	(0.15)	( 0 .22)	12 .39
2011		11.60	0 .07	0 .17	0 .24	( 0 .35)	(0.11)	( 0 .46)	11 .38
2010		10.85	0 .35	0 .88	1 .23	( 0 .48)	–	( 0 .48)	11 .60
2009		9.41	0 .56	1 .33	1 .89	( 0 .30)	(0.15)	( 0 .45)	10 .85
2008		12.97	0 .57	( 2 .85)	( 2 .28)	( 0 .44)	(0.84)	( 1 .28)	9 .41

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.07% (d)	$139,007	0.89%	(e)	2.09%	(e)	35.1%	(e)
17.17	133,069	0.90		1 .33		44 .1
8.93	140,316	0.90		0 .71		22 .4
25.70	140,922	0.89		2 .16		48 .0
28.92	160,251	0.90		2 .96		59 .9
(32.86)	127,836	0 .89	(f)	1 .77		47 .2

5.92 (d)	264	1.14	(e)	1 .83	(e)	35.1	(e)
16.86	257	1.15		1 .08		44 .1
8.72	287	1.15		0 .42		22 .4
25.29	442	1.14		1 .92		48 .0
28.69	484	1.15		2 .68		59 .9
(33.01)	568	1 .14	(f)	1 .35		47 .2

6.31 (d)	882,359	0.23 (e),	(g)	0 .13	(e)	11.5	(e)
12.75	812,380	0.23	(g)	2 .60		9 .1
0.99	781,873	0.23	(g)	0 .68		14 .2
13.61	828,276	0.24	(g)	2 .97		36 .3
23.84	728,979	0.25	(g)	5 .19		3 .2
(26.18)	387,339	0.25 (f),	(g)	4 .04		39 .1

6.17 (d)	96,648	0.48 (e),	(g)	(0 .12	) (e)	11.5	(e)
12.47	95,208	0.48	(g)	2 .32		9 .1
0.73	94,487	0.48	(g)	0 .43		14 .2
13.34	107,086	0.49	(g)	2 .59		36 .3
23.63	110,253	0.50	(g)	4 .62		3 .2
(26.42)	113,639	0.50 (f),	(g)	4 .09		39 .1

3.60 (d)	205,043	0.23 (e),	(g)	0 .20	(e)	9 .1	(e)
11.19	190,310	0.24	(g)	3 .07		15 .7
2.29	177,476	0.24	(g)	0 .86		20 .8
11.84	178,249	0.24	(g)	3 .56		34 .4
21.15	154,208	0.25	(g)	6 .53		9 .1
(19 .21)	74,246	0 .26 (f),	(g)	4 .51		46 .1

3.55 (d)	15,380	0.48 (e),	(g)	(0 .05	) (e)	9 .1	(e)
10.91	15,911	0.49	(g)	2 .73		15 .7
1.97	15,465	0.49	(g)	0 .60		20 .8
11.73	15,761	0.49	(g)	3 .18		34 .4
20.72	15,895	0.50	(g)	5 .77		9 .1
(19 .41)	17,277	0 .51 (f),	(g)	4 .95		46 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2013	(c)	$17.04	$–	$1.44	$1.44	$–	$–	$–	$18.48
2012		14.99	0 .33	1 .79	2 .12	( 0 .07)	–	( 0 .07)	17 .04
2011		15.36	0 .07	( 0 .13)	( 0 .06)	( 0 .31)	–	( 0 .31)	14 .99
2010		13.80	0 .31	1 .72	2 .03	( 0 .47)	–	( 0 .47)	15 .36
2009		12.34	0 .47	2 .43	2 .90	( 0 .68)	(0.76)	( 1 .44)	13 .80
2008		21.18	0 .57	( 6 .78)	( 6 .21)	( 0 .72)	(1.91)	( 2 .63)	12 .34
Class 2 shares
2013	(c)	16.89	( 0 .03)	1 .44	1 .41	–	–	–	18 .30
2012		14.87	0 .28	1 .77	2 .05	( 0 .03)	–	( 0 .03)	16 .89
2011		15.23	0 .03	( 0 .11)	( 0 .08)	( 0 .28)	–	( 0 .28)	14 .87
2010		13.69	0 .27	1 .71	1 .98	( 0 .44)	–	( 0 .44)	15 .23
2009		12.24	0 .43	2 .41	2 .84	( 0 .63)	(0.76)	( 1 .39)	13 .69
2008		21.03	0 .57	( 6 .78)	( 6 .21)	( 0 .67)	(1.91)	( 2 .58)	12 .24
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2013	(c)	13.38	0 .04	0 .25	0 .29	–	–	–	13 .67
2012		12.42	0 .48	0 .83	1 .31	( 0 .15)	(0.20)	( 0 .35)	13 .38
2011		12.50	0 .15	0 .28	0 .43	( 0 .49)	(0.02)	( 0 .51)	12 .42
2010		11.95	0 .51	0 .69	1 .20	( 0 .65)	–	( 0 .65)	12 .50
2009		10.58	0 .82	1 .21	2 .03	( 0 .55)	(0.11)	( 0 .66)	11 .95
2008		14.36	0 .56	( 2 .25)	( 1 .69)	( 0 .90)	(1.19)	( 2 .09)	10 .58
Class 2 shares
2013	(c)	13.29	0 .02	0 .25	0 .27	–	–	–	13 .56
2012		12.34	0 .44	0 .83	1 .27	( 0 .12)	(0.20)	( 0 .32)	13 .29
2011		12.42	0 .12	0 .28	0 .40	( 0 .46)	(0.02)	( 0 .48)	12 .34
2010		11.87	0 .45	0 .72	1 .17	( 0 .62)	–	( 0 .62)	12 .42
2009		10.49	0 .72	1 .27	1 .99	( 0 .50)	(0.11)	( 0 .61)	11 .87
2008		14.26	0 .66	( 2 .38)	( 1 .72)	( 0 .86)	(1.19)	( 2 .05)	10 .49
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2013	(c)	18.74	( 0 .01)	1 .90	1 .89	–	–	–	20 .63
2012		16.26	0 .29	2 .23	2 .52	( 0 .04)	–	( 0 .04)	18 .74
2011		16.82	0 .04	( 0 .34)	( 0 .30)	( 0 .26)	–	( 0 .26)	16 .26
2010		14.83	0 .28	2 .09	2 .37	( 0 .38)	–	( 0 .38)	16 .82
2009		12.28	0 .42	2 .82	3 .24	( 0 .50)	(0.19)	( 0 .69)	14 .83
2008		23.91	0 .44	( 7 .99)	( 7 .55)	( 0 .76)	(3.32)	( 4 .08)	12 .28
Class 2 shares
2013	(c)	18.61	( 0 .03)	1 .87	1 .84	–	–	–	20 .45
2012		16.15	0 .24	2 .22	2 .46	–	–	–	18 .61
2011		16.71	–	( 0 .34)	( 0 .34)	( 0 .22)	–	( 0 .22)	16 .15
2010		14.73	0 .23	2 .10	2 .33	( 0 .35)	–	( 0 .35)	16 .71
2009		12.20	0 .37	2 .80	3 .17	( 0 .45)	(0.19)	( 0 .64)	14 .73
2008		23.77	0 .50	( 8 .04)	( 7 .54)	( 0 .71)	(3.32)	( 4 .03)	12 .20

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

8.45% (d)	$156,006	0.23%(e),(f)		(0 .04)%	(e)	5.6%	(e)
14.18	143,547	0 .24	(f)	2 .00		12.5
(0.45)	132,387	0 .24	(f)	0 .45		24.2
15.22	140,207	0 .24	(f)	2 .21		42.2
25.70	128,572	0 .25	(f)	3 .82		12.0
(33 .11)	103,553	0 .25 (f)	,(g)	3 .34		24 .4

8 .35 (d)	90,147	0 .48 (e)	,(f)	(0 .29	) (e)	5 .6	(e)
13.81	84,306	0 .49	(f)	1 .76		12.5
(0.63)	78,247	0 .49	(f)	0 .20		24.2
14.92	84,941	0 .49	(f)	1 .92		42.2
25.35	81,513	0 .50	(f)	3 .55		12.0
(33 .30)	70,419	0 .50 (f)	,(g)	3 .38		24 .4

2.17 (d)	217,691	0.23 (e)	,(f)	0 .59	(e)	11.6	(e)
10.64	215,628	0 .24	(f)	3 .69		11.7
3.39	187,458	0 .24	(f)	1 .22		20.6
10.51	183,764	0 .24	(f)	4 .22		31.5
19.95	156,696	0 .25	(f)	7 .39		20.1
(13 .76)	98,000	0 .25 (f)	,(g)	4 .50		53 .9

2.03 (d)	19,603	0.48 (e)	,(f)	0 .34	(e)	11.6	(e)
10.34	19,667	0 .49	(f)	3 .41		11.7
3.13	18,382	0 .49	(f)	0 .96		20.6
10.26	20,147	0 .49	(f)	3 .70		31.5
19.63	22,043	0 .50	(f)	6 .58		20.1
(14 .02)	26,751	0 .50 (f)	,(g)	5 .27		53 .9

10 .09 (d)	101,648	0 .23 (e)	,(f)	(0 .09	) (e)	6 .2	(e)
15.52	90,348	0 .24	(f)	1 .61		13.9
(1.90)	83,738	0 .24	(f)	0 .25		23.3
16.40	81,821	0 .24	(f)	1 .82		51.7
27.45	66,315	0 .25	(f)	3 .25		8 .1
(37 .42)	44,945	0 .25 (f)	,(g)	2 .36		31 .8

9 .89 (d)	77,477	0 .48 (e)	,(f)	(0 .34	) (e)	6 .2	(e)
15.23	71,997	0 .49	(f)	1 .36		13.9
(2.12)	64,907	0 .49	(f)	(0 .01)		23.3
16.18	69,749	0 .49	(f)	1 .53		51.7
27.04	61,006	0 .50	(f)	2 .92		8 .1
(37 .56)	48,224	0 .50 (f)	,(g)	2 .81		31 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2013	(c)	$2.61	$0.02	($0.01)	$0.01	$–	$–	$–	$2.62
2012		2.54	0.05	0 .08	0 .13	( 0 .06)	–	( 0 .06)	2 .61
2011		2.51	0.06	(0.03)	0 .03	–	–	–	2.54
2010		2.46	0.06	0 .04	0 .10	( 0 .05)	–	( 0 .05)	2 .51
2009		2.41	0.09	0 .14	0 .23	( 0 .18)	–	( 0 .18)	2 .46
2008		2.50	0.10	(0.11)	( 0 .01)	( 0 .08)	–	( 0 .08)	2 .41
Class 2 shares
2013	(c)	2.60	0.02	(0.02)	–	–	–	–	2.60
2012		2.53	0.04	0 .08	0 .12	( 0 .05)	–	( 0 .05)	2 .60
2011		2.51	0.05	(0.03)	0 .02	–	–	–	2.53
2010		2.45	0.06	0 .05	0 .11	( 0 .05)	–	( 0 .05)	2 .51
2009		2.39	0.08	0 .15	0 .23	( 0 .17)	–	( 0 .17)	2 .45
2008		2.49	0.09	(0.12)	( 0 .03)	( 0 .07)	–	( 0 .07)	2 .39
SMALLCAP BLEND ACCOUNT
Class 1 shares
2013	(c)	9.36	0.04	1 .55	1 .59	–	–	–	10 .95
2012		8.16	0.07	1 .13	1 .20	–	–	–	9.36
2011		8.31	(0.01)	(0.11)	( 0 .12)	( 0 .03)	–	( 0 .03)	8 .16
2010		6.72	0.03	1 .59	1 .62	( 0 .03)	–	( 0 .03)	8 .31
2009		5.54	0.04	1 .18	1 .22	( 0 .04)	–	( 0 .04)	6 .72
2008		9.82	0.03	(3.28)	( 3 .25)	( 0 .04)	(0.99)	( 1 .03)	5 .54
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2013	(c)	12.42	(0.04)	2 .42	2 .38	–	–	–	14 .80
2012		10.68	(0.06)	1 .80	1 .74	–	–	–	12 .42
2011		11.17	(0.08)	(0.41)	( 0 .49)	–	–	–	10 .68
2010		8.80	(0.05)	2 .42	2 .37	–	–	–	11 .17
2009		6.68	(0.05)	2 .17	2 .12	–	–	–	8.80
2008		11.35	(0.06)	(4.61)	( 4 .67)	–	–	–	6.68
Class 2 shares
2013	(c)	12.24	(0.06)	2 .38	2 .32	–	–	–	14 .56
2012		10.54	(0.09)	1 .79	1 .70	–	–	–	12 .24
2011		11.06	(0.11)	(0.41)	( 0 .52)	–	–	–	10 .54
2010		8.73	(0.08)	2 .41	2 .33	–	–	–	11 .06
2009		6.65	(0.07)	2 .15	2 .08	–	–	–	8.73
2008		11.32	(0.08)	(4.59)	( 4 .67)	–	–	–	6.65

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.38% (d)	$261,745	0.49%(e),(f)		1.66%	(e)	63.1%	(e)
5.00	262,427	0 .49	(f)	1 .95		59.1
1.37	228,351	0 .49	(f)	2 .35		55.1
4.20	224,344	0 .50	(f)	2 .49		85.4	(g)
9.94	74,934	0 .51		3 .55		24.6
(0.57)	37,975	0 .52	(f)	4 .05		40.1

0.00 (d)	1,215	0.74 (e)	,(f)	1 .41	(e)	63.1	(e)
4.67	1,269	0 .74	(f)	1 .72		59.1
0.95	1,516	0 .74	(f)	2 .11		55.1
4.37	1,901	0 .75	(f)	2 .45		85.4	(g)
9.81	1,887	0 .76		3 .36		24.6
(1.23)	1,662	0 .77	(f)	3 .81		40.1

16.99 (d)	53,887	0 .87	(e)	0 .70	(e)	79.0	(e)
14.71	47,469	0 .89		0 .76		94.5
(1.47)	47,155	0 .88		(0 .09)		69.1
24.26	57,287	0 .88		0 .38		69.0
22.18	52,533	0 .88		0 .63		87.5
(36.73)	48,620	0 .88		0 .41		65.3

19.16 (d)	54,776	0.94 (e)	,(f)	(0 .63	) (e)	75.3	(e)
16.29	49,224	1 .06	(f)	(0 .53)		77.5
(4.39)	47,596	1 .04	(f)	(0 .75)		94.3
26.93	56,856	1 .03	(f)	(0 .59)		82.2
31.74	77,315	1 .02	(f)	(0 .68)		134.6
(41.15)	59,137	1 .05	(f)	(0 .65)		83.8

18.95 (d)	3,313	1.19 (e)	,(f)	(0 .88	) (e)	75.3	(e)
16.13	2,864	1 .31	(f)	(0 .78)		77.5
(4.70)	2,653	1 .29	(f)	(0 .99)		94.3
26.69	3,015	1 .28	(f)	(0 .82)		82.2
31.28	2,529	1 .27	(f)	(0 .93)		134.6
(41.25)	2,102	1 .30	(f)	(0 .90)		83.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2013	(c)	$15.72	$0.08	$2.63	$2.71	$–	$–	$–	$18.43
2012		13.02	0 .17	2.65	2 .82	( 0 .12)	–	( 0 .12)	15 .72
2011		13.52	0 .09	( 0 .58)	( 0 .49)	( 0 .01)	–	( 0 .01)	13 .02
2010		10.81	0 .08	2.73	2 .81	( 0 .10)	–	( 0 .10)	13 .52
2009		9.51	0 .09	1.42	1 .51	( 0 .21)	–	( 0 .21)	10 .81
2008		15.69	0 .14	( 4 .60)	( 4 .46)	( 0 .13)	(1.59)	( 1 .72)	9 .51
Class 2 shares
2013	(c)	15.67	0 .06	2.62	2 .68	–	–	–	18 .35
2012		12.99	0 .13	2.64	2 .77	( 0 .09)	–	( 0 .09)	15 .67
2011		13.52	0 .05	( 0 .58)	( 0 .53)	–	–	–	12 .99
2010		10.82	0 .06	2.73	2 .79	( 0 .09)	–	( 0 .09)	13 .52
2009		9.51	0 .07	1.42	1 .49	( 0 .18)	–	( 0 .18)	10 .82
2008		15.68	0 .10	( 4 .57)	( 4 .47)	( 0 .11)	(1.59)	( 1 .70)	9 .51

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

17.24% (d)	$110,090	0.99%(e),(f)		0 .93%	(e)	62.3%	(e)
21.73	101,259	0.99	(f)	1.19		43.2
(3.66)	100,321	0.99	(f)	0.70		72.2
26.06	114,144	0.99	(f)	0.70		63.8
16.20	133,755	1.00	(f)	0.99		75.9
(31.82)	116,467	1.01	(f)	1.07		56.1

17.10 (d)	101	1.24 (e)	,(f)	0.70	(e)	62.3	(e)
21.40	85	1.24	(f)	0.92		43.2
(3.89)	94	1.24	(f)	0.37		72.2
25.81	169	1.24	(f)	0.52		63.8
15.88	104	1.25	(f)	0.74		75.9
(31.89)	101	1.26	(f)	0.78		56.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio
Balanced Account Class 1
Actual	$1,000.00	$1,063.84	$3.28	0.64%
Hypothetical	1,000.00	1,021.62	3.21	0.64

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	978.71	2.21	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

Bond Market Index Account Class 1
Actual	1,000.00	972.58	1.27	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

Diversified Balanced Account Class 2
Actual	1,000.00	1,045.60	1.52	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified Growth Account Class 2
Actual	1,000.00	1,066.99	1.54	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified Income Account Class 2
Actual	1,000.00	1,023.72	1.56	0.31
Hypothetical	1,000.00	1,023.26	1.56	0.31

Diversified International Account Class 1
Actual	1,000.00	1,018.62	4.30	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2013 (unaudited)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio

Diversified International Account Class 2
Actual	$1,000.00	$1,017.75	$5.55	1.11%
Hypothetical	1,000.00	1,019.29	5.56	1.11

Equity Income Account Class 1
Actual	1,000.00	1,124.49	2.58	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Equity Income Account Class 2
Actual	1,000.00	1,123.52	3.90	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	985.28	2.51	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	984.38	3.74	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

Income Account Class 1
Actual	1,000.00	984.85	2.51	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Income Account Class 2
Actual	1,000.00	983.89	3.74	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

International Emerging Markets Account Class 1
Actual	1,000.00	883.31	6.16	1.32
Hypothetical	1,000.00	1,018.25	6.61	1.32

LargeCap Blend Account II Class 1
Actual	1,000.00	1,130.94	3.96	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,130.43	5.28	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

LargeCap Growth Account I Class 1
Actual	1,000.00	1,119.50	3.94	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

LargeCap Growth Account Class 1
Actual	1,000.00	1,121.52	3.63	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,120.10	4.94	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,137.33	1.38	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

LargeCap Value Account Class 1
Actual	1,000.00	1,129.90	3.17	0.60
Hypothetical	1,000.00	1,021.82	3.01	0.60

MidCap Account Class 1
Actual	1,000.00	1,144.07	2.82	0.53
Hypothetical	1,000.00	1,022.17	2.66	0.53

MidCap Account Class 2
Actual	1,000.00	1,142.58	4.14	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2013 (unaudited)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio

Money Market Account Class 2
Actual	$1,000.00	$1,000.00	$1.04		0.21%
Hypothetical	1,000.00	1,023.75	1.05		0.21

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,137.26	3.39		0.64
Hypothetical	1,000.00	1,021.62	3.21		0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,135.48	4.71		0.89
Hypothetical	1,000.00	1,020.38	4.46		0.89

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,026.41	0.20		0.04
Hypothetical	1,000.00	1,024.60	0.20		0.04

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,046.67	0.15		0.03
Hypothetical	1,000.00	1,024.65	0.15		0.03

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,057.02	0.20		0.04
Hypothetical	1,000.00	1,024.60	0.20		0.04

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,069.41	0.26		0.05
Hypothetical	1,000.00	1,024.55	0.25		0.05

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,074.10	0.31		0.06
Hypothetical	1,000.00	1,024.50	0.30		0.06

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	989.00	0.21	(b)	0.13
Hypothetical	1,000.00	1,024.15	0.65		0.13

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,004.53	0.25		0.05
Hypothetical	1,000.00	1,024.55	0.25		0.05

Real Estate Securities Account Class 1
Actual	1,000.00	1,060.73	4.55		0.89
Hypothetical	1,000.00	1,020.38	4.46		0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,059.21	5.82		1.14
Hypothetical	1,000.00	1,019.14	5.71		1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,063.07	1.18		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,061.65	2.45		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,036.03	1.16		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,035.51	2.42		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,084.51	1.19		0.23
Hypothetical	1,000.00	1,023.65	1.15		0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,083.48	2.48		0.48
Hypothetical	1,000.00	1,022.41	2.41		0.48

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2013 (unaudited)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio

SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,021.67	$1.15	0.23%
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,020.32	2.40	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,100.85	1.20	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,098.87	2.50	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,003.83	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,000.00	3.67	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

SmallCap Blend Account Class 1
Actual	1,000.00	1,169.87	4.68	0.87
Hypothetical	1,000.00	1,020.48	4.36	0.87

SmallCap Growth Account II Class 1
Actual	1,000.00	1,191.63	5.11	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

SmallCap Growth Account II Class 2
Actual	1,000.00	1,189.54	6.46	1.19
Hypothetical	1,000.00	1,018.89	5.96	1.19

SmallCap Value Account I Class 1
Actual	1,000.00	1,172.39	5.33	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,171.03	6.67	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (May 1, 2013 to June 30, 2013), multiplied by 60/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	101	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	101	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	101	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	101	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	101	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	101	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	101	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	101	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	101	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	101	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	101	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2013, and the Statement of Additional Information dated May 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2060 Account; and (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal LifeTime 2060 Account.

Advisory Agreements for the Principal LifeTime 2060 Account

On September 11, 2012, the Board considered approval of advisory agreements related to the newly established Principal LifeTime 2060 Account of PVC (the “Account”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PVC, for the Account, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

The Board concluded that it was in the best interests of the Account to approve the Advisory Agreements. In reaching this conclusion for the Account, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PVC and has demonstrated a commitment to support PVC. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Account. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreement for the other PVC funds, the Board had: (1) reviewed the services provided by the Manager to the other PVC funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the PVC funds; (3) considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisers for the PVC funds and concluded that this due diligence process was working well; and (4) considered the Manager’s compliance program and the level of compliance the PVC funds have attained. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Account under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, the investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Account, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PVC funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended PGI based upon that program.

Investment Performance. As the Account is a newly created series, the Board did not review the performance of the Account since no track record was available. However, the Board reviewed the historical one-year, three-year, five-year and ten-year performance rankings as of June 30, 2012 of the existing Principal Funds, Inc. LifeTime funds managed by PGI using the same investment process as will be used for the Account, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of PGI was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the Account’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Account under the Management Agreement. The Board noted that, although the Account’s proposed management fee schedule does not contain breakpoints, the Account has a relatively low basis point fee for all Account assets.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that, although the proposed sub-advisory fee schedule does not include breakpoints, the fee schedule has a relatively low basis point fee for all Account assets.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Account to the Manager. The Board reviewed the Account’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratios for the classes of the Account at certain levels through April 30, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Account.

Special Meeting of Shareholders

Principal Variable Contracts Funds, Inc. – Asset Allocation Account

Held April 2, 2013

1.	Approval of a Plan of Reorganization providing for the reorganization of the Asset Allocation Account into the Strategic Asset Management (“SAM”) Balanced Portfolio:

In Favor	Opposed	Abstain
3,820,963.240	78,023.702	699,853.006

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2013

Table of Contents

Financial Statements	1
Notes to Financial Statements	22
Schedules of Investments	41
Financial Highlights (Includes performance information)	110
Shareholder Expense Example	122
Supplemental Information	125

Not FDIC or NCUA insured

May lose value * Not a deposit * No bank or credit union guarantee

Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$398,330	$438,324	$401,207
Foreign currency--at cost	$730	$–	$–
Assets
Investment in securities--at value	$455,714	$623,195	$403,412
Foreign currency--at value	724	–	–
Cash	827	4,104	3,797
Receivables:
Dividends and interest	1,583	2,109	1,636
Fund shares sold	795	509	1,570
Investment securities sold	3,544	1,543	2,727
Total Assets	463,187	631,460	413,142
Liabilities
Accrued management and investment advisory fees	318	250	169
Accrued distribution fees	–	5	–
Accrued directors' expenses	4	6	5
Accrued other expenses	54	13	5
Payables:
Fund shares redeemed	131	227	846
Investment securities purchased	1,362	1,013	5,560
Total Liabilities	1,869	1,514	6,585
Net Assets Applicable to Outstanding Shares	$461,318	$629,946	$406,557

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$544,592	$496,020	$405,779
Accumulated undistributed (overdistributed) net investment income (loss)	16,918	30,040	20,934
Accumulated undistributed (overdistributed) net realized gain (loss)	(157,519)	(80,985)	(22,361)
Net unrealized appreciation (depreciation) of investments	57,384	184,871	2,205
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(57)	–	–
Total Net Assets	$461,318	$629,946	$406,557
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$459,926	$605,890	$405,499
Shares issued and outstanding	35,036	31,632	37,846
Net Asset Value per share	$13.13	$19.15	$10.71
Class 2: Net Assets	$1,392	$24,056	$1,058
Shares issued and outstanding	106	1,266	99
Net Asset Value per share	$13.19	$19.01	$10.71

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Income Account	LargeCap Blend Account II	LargeCap Growth Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$258,724	$125,379	$176,015
Assets
Investment in securities--at value	$274,357	$157,124	$236,547
Cash	2,622	1,609	2,135
Deposits with counterparty	–	300	–
Receivables:
Dividends and interest	2,937	180	89
Expense reimbursement from Manager	–	2	–
Fund shares sold	35	3	1,044
Investment securities sold	911	861	–
Variation margin on futures contracts	–	2	–
Total Assets	280,862	160,081	239,815
Liabilities
Accrued management and investment advisory fees	117	99	134
Accrued distribution fees	1	–	–
Accrued directors' expenses	4	2	3
Accrued other expenses	5	10	6
Payables:
Fund shares redeemed	343	84	24
Investment securities purchased	–	836	1,156
Variation margin on futures contracts	–	23	–
Total Liabilities	470	1,054	1,323
Net Assets Applicable to Outstanding Shares	$280,392	$159,027	$238,492

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$251,168	$149,765	$210,342
Accumulated undistributed (overdistributed) net investment income (loss)	18,788	3,256	1,950
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,197)	(25,648)	(34,332)
Net unrealized appreciation (depreciation) of investments	15,633	31,654	60,532
Total Net Assets	$280,392	$159,027	$238,492
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$276,793	$158,094	$237,851
Shares issued and outstanding	25,045	17,945	12,571
Net Asset Value per share	$11.05	$8.81	$18.92
Class 2: Net Assets	$3,599	$933	$641
Shares issued and outstanding	328	106	34
Net Asset Value per share	$10.99	$8.84	$18.84

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	MidCap Account(a)	Money Market Account	Principal Capital Appreciation Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$430,262	$304,504	$93,860
Assets
Investment in securities--at value	$624,211	$304,504	$158,742
Cash	516	14	1,089
Receivables:
Dividends and interest	165	11	244
Expense reimbursement from Manager	–	64	–
Fund shares sold	758	1,123	52
Investment securities sold	557	–	199
Total Assets	626,207	305,716	160,326
Liabilities
Accrued management and investment advisory fees	273	108	83
Accrued distribution fees	3	–	1
Accrued directors' expenses	3	3	3
Accrued other expenses	8	5	5
Payables:
Fund shares redeemed	462	8,106	13
Investment securities purchased	670	–	24
Total Liabilities	1,419	8,222	129
Net Assets Applicable to Outstanding Shares	$624,788	$297,494	$160,197

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$369,256	$297,504	$82,088
Accumulated undistributed (overdistributed) net investment income (loss)	7,867	–	3,319
Accumulated undistributed (overdistributed) net realized gain (loss)	53,716	(10)	9,908
Net unrealized appreciation (depreciation) of investments	193,949	–	64,882
Total Net Assets	$624,788	$297,494	$160,197
Capital Stock (par value: $.01 a share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$611,508	$296,480	$154,559
Shares issued and outstanding	11,324	296,490	5,723
Net Asset Value per share	$54.00	$1.00	$27.01
Class 2: Net Assets	$13,280	$1,014	$5,638
Shares issued and outstanding	247	1,014	210
Net Asset Value per share	$53.77	$1.00	$26.82

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Real Estate Securities Account	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio

Amounts in thousands, except per share amounts
Investment in securities--at cost	$111,278	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$755,280	$180,283
Assets
Investment in securities--at value	$139,684	$ –	$ –
Investment in affiliated Accounts--at value	–	971,359	217,324
Cash	120	–	–
Receivables:
Dividends and interest	389	391	92
Fund shares sold	15	7,537	3,246
Investment securities sold	30	–	–
Total Assets	140,238	979,287	220,662
Liabilities
Accrued management and investment advisory fees	102	184	41
Accrued distribution fees	–	20	3
Accrued directors' expenses	1	3	2
Accrued other expenses	–	3	3
Payables:
Fund shares redeemed	864	70	190
Total Liabilities	967	280	239
Net Assets Applicable to Outstanding Shares	$139,271	$979,007	$220,423

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$111,987	$737,031	$178,884
Accumulated undistributed (overdistributed) net investment income (loss)	3,242	23,809	6,387
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,364)	2,088	(1,889)
Net unrealized appreciation (depreciation) of investments	28,406	216,079	37,041
Total Net Assets	$139,271	$979,007	$220,423
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$139,007	$882,359	$205,043
Shares issued and outstanding	7,882	50,814	15,840
Net Asset Value per share	$17.64	$17.36	$12.94
Class 2: Net Assets	$264	$96,648	$15,380
Shares issued and outstanding	15	5,611	1,199
Net Asset Value per share	$17.71	$17.22	$12.83

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$186,746	$204,572	$133,945
Assets
Investment in affiliated Accounts--at value	$246,007	$238,183	$178,946
Receivables:
Dividends and interest	78	202	64
Fund shares sold	175	73	197
Total Assets	246,260	238,458	179,207
Liabilities
Accrued management and investment advisory fees	46	45	34
Accrued distribution fees	19	4	16
Accrued directors' expenses	2	2	2
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	37	1,110	27
Total Liabilities	107	1,164	82
Net Assets Applicable to Outstanding Shares	$246,153	$237,294	$179,125

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$193,809	$196,656	$137,789
Accumulated undistributed (overdistributed) net investment income (loss)	4,128	8,762	2,185
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,045)	(1,735)	(5,850)
Net unrealized appreciation (depreciation) of investments	59,261	33,611	45,001
Total Net Assets	$246,153	$237,294	$179,125
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$156,006	$217,691	$101,648
Shares issued and outstanding	8,441	15,927	4,928
Net Asset Value per share	$18.48	$13.67	$20.63
Class 2: Net Assets	$90,147	$19,603	$77,477
Shares issued and outstanding	4,925	1,446	3,788
Net Asset Value per share	$18.30	$13.56	$20.45

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

	Short-Term Income Account	SmallCap Growth Account II	SmallCap Value Account I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$255,972	$44,685	$83,159
Assets
Investment in securities--at value	$258,907	$57,423	$103,852
Cash	1,932	1,121	946
Deposits with counterparty	–	200	150
Receivables:
Dividends and interest	1,194	10	269
Expense reimbursement from Manager	2	5	14
Fund shares sold	1,446	4	2
Investment securities sold	1	146	7,498
Variation margin on futures contracts	–	10	–
Total Assets	263,482	58,919	112,731
Liabilities
Accrued management and investment advisory fees	104	49	100
Accrued distribution fees	–	1	–
Accrued directors' expenses	3	1	2
Accrued other expenses	5	8	13
Payables:
Fund shares redeemed	226	57	110
Investment securities purchased	184	699	2,306
Variation margin on futures contracts	–	15	9
Total Liabilities	522	830	2,540
Net Assets Applicable to Outstanding Shares	$262,960	$58,089	$110,191

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$272,107	$66,156	$88,854
Accumulated undistributed (overdistributed) net investment income (loss)	7,079	(179)	1,693
Accumulated undistributed (overdistributed) net realized gain (loss)	(19,161)	(20,613)	(1,015)
Net unrealized appreciation (depreciation) of investments	2,935	12,725	20,659
Total Net Assets	$262,960	$58,089	$110,191
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$261,745	$54,776	$110,090
Shares issued and outstanding	100,086	3,700	5,975
Net Asset Value per share	$2.62	$14.80	$18.43
Class 2: Net Assets	$1,215	$3,313	$101
Shares issued and outstanding	467	227	6
Net Asset Value per share	$2.60	$14.56	$18.35

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$9,771	$11,204	$–
Withholding tax	(1,089)	(286)	–
Interest	1	6	6,454
Total Income	8,683	10,924	6,454
Expenses:
Management and investment advisory fees	1,966	1,511	1,048
Distribution Fees - Class 2	2	30	2
Custodian fees	47	6	3
Directors' expenses	5	8	6
Professional fees	26	8	1
Other expenses	1	1	1
Total Expenses	2,047	1,564	1,061
Net Investment Income (Loss)	6,636	9,360	5,393

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	16,020	13,528	3,865
Foreign currency transactions	(173)	(1)	–
Change in unrealized appreciation/depreciation of:
Investments	(13,411)	51,140	(15,221)
Translation of assets and liabilities in foreign currencies	(42)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	2,394	64,667	(11,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,030	$74,027	$(5,963)

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Income Account	LargeCap Blend Account II	LargeCap Growth Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$1,590	$1,266
Withholding tax	–	(7)	(9)
Interest	6,746	2	3
Total Income	6,746	1,585	1,260
Expenses:
Management and investment advisory fees	730	604	772
Distribution Fees - Class 2	5	1	1
Custodian fees	2	12	2
Directors' expenses	5	2	3
Professional fees	1	2	2
Other expenses	1	1	–
Total Gross Expenses	744	622	780
Less: Reimbursement from Manager	–	15	–
Total Net Expenses	744	607	780
Net Investment Income (Loss)	6,002	978	480

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	191	9,878	9,101
Futures contracts	–	760	–
Change in unrealized appreciation/depreciation of:
Investments	(10,461)	8,395	15,999
Futures contracts	–	(103)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	(10,270)	18,930	25,100
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,268)	$19,908	$25,580

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	MidCap Account(a)	Money Market Account	Principal Capital Appreciation Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$4,148	$–	$1,495
Withholding tax	(142)	–	(12)
Interest	–	303	1
Total Income	4,006	303	1,484
Expenses:
Management and investment advisory fees	1,635	654	497
Distribution Fees - Class 2	16	2	7
Custodian fees	5	4	4
Directors' expenses	6	3	3
Professional fees	1	1	2
Other expenses	2	1	–
Total Gross Expenses	1,665	665	513
Less: Reimbursement from Manager - Class 1	–	359	–
Less: Reimbursement from Manager - Class 2	–	1	–
Less: Reimbursement from Distributor - Class 2	–	2	–
Total Net Expenses	1,665	303	513
Net Investment Income (Loss)	2,341	–	971

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	25,982	–	4,742
Change in unrealized appreciation/depreciation of:
Investments	53,552	–	14,536
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	79,534	–	19,278
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,875	$–	$20,249

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Real Estate Securities Account	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$1,695	$464
Dividends	2,106	–	–
Total Income	2,106	1,695	464
Expenses:
Management and investment advisory fees	626	1,081	244
Distribution Fees - Class 2	–	122	20
Directors' expenses	2	7	3
Professional fees	2	1	1
Other expenses	–	1	–
Total Expenses	630	1,212	268
Net Investment Income (Loss)	1,476	483	196

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	6,397	–	–
Investment transactions in affiliated Accounts	–	7,124	836
Change in unrealized appreciation/depreciation of:
Investments	146	–	–
Investments in affiliated Accounts	–	49,079	6,377
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	6,543	56,203	7,213
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,019	$56,686	$7,409

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$231	$984	$126
Total Income	231	984	126
Expenses:
Management and investment advisory fees	275	274	199
Distribution Fees - Class 2	112	25	96
Directors' expenses	3	3	2
Professional fees	1	1	1
Total Expenses	391	303	298
Net Investment Income (Loss)	(160)	681	(172)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	1,570	855	790
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	17,751	3,567	15,597
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	19,321	4,422	16,387
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,161	$5,103	$16,215

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2013 (unaudited)

	Short-Term Income Account	SmallCap Growth Account II	SmallCap Value Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$87	$1,044
Withholding tax	–	–	(1)
Interest	2,784	1	3
Total Income	2,784	88	1,046
Expenses:
Management and investment advisory fees	634	278	596
Distribution Fees - Class 2	1	4	–
Custodian fees	3	9	15
Directors' expenses	4	2	2
Professional fees	1	2	2
Other expenses	1	–	–
Total Gross Expenses	644	295	615
Less: Reimbursement from Manager	–	28	11
Less: Reimbursement from Manager - Class 1	13	–	65
Total Net Expenses	631	267	539
Net Investment Income (Loss)	2,153	(179)	507

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	945	4,437	10,570
Futures contracts	78	351	963
Change in unrealized appreciation/depreciation of:
Investments	(2,724)	5,182	5,241
Futures contracts	(24)	(69)	(154)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	(1,725)	9,901	16,620
Net Increase (Decrease) in Net Assets Resulting from Operations	$428	$9,722	$17,127

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified International Account		Equity Income Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$6,636	$9,928	$9,360	$20,385
Net realized gain (loss) on investments, foreign currencies, and futures	15,847	(1,954)	13,527	21,892
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(13,453)	67,855	51,140	35,465
Net Increase (Decrease) in Net Assets Resulting from Operations	9,030	75,829	74,027	77,742

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,416)	–	(17,730)
Class 2	–	(28)	–	(665)
Total Dividends and Distributions	–	(9,444)	–	(18,395)

Capital Share Transactions
Shares sold:
Class 1	15,006	17,790	10,252	14,649
Class 2	42	109	252	760
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,416	–	17,730
Class 2	–	28	–	665
Shares redeemed:
Class 1	(28,827)	(57,097)	(53,702)	(135,657)
Class 2	(327)	(721)	(1,826)	(6,415)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,106)	(30,475)	(45,024)	(108,268)
Total Increase (Decrease)	(5,076)	35,910	29,003	(48,921)

Net Assets
Beginning of period	466,394	430,484	600,943	649,864
End of period (including undistributed net investment income as set forth below)	$461,318	$466,394	$629,946	$600,943
Undistributed (Overdistributed) Net Investment Income (Loss)	$16,918	$10,282	$30,040	$20,680

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,114	1,493	548	883
Class 2	3	9	15	46
Shares issued in reinvestment of dividends and distributions:
Class 1	–	797	–	1,064
Class 2	–	2	–	40
Shares redeemed:
Class 1	(2,139)	(4,749)	(2,869)	(8,202)
Class 2	(24)	(59)	(99)	(389)
Net Increase (Decrease)	(1,046)	(2,507)	(2,405)	(6,558)

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High Quality Bond Account		Income Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$5,393	$13,334	$6,002	$13,397
Net realized gain (loss) on investments, foreign currencies, and futures	3,865	2,961	191	893
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(15,221)	1,044	(10,461)	11,184
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,963)	17,339	(4,268)	25,474

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(17,788)	–	(12,781)
Class 2	–	(43)	–	(160)
Total Dividends and Distributions	–	(17,831)	–	(12,941)

Capital Share Transactions
Shares sold:
Class 1	14,721	31,689	3,824	44,455
Class 2	4	80	45	102
Shares issued in reinvestment of dividends and distributions:
Class 1	–	17,788	–	12,781
Class 2	–	43	–	160
Shares redeemed:
Class 1	(35,448)	(70,679)	(15,577)	(16,746)
Class 2	(72)	(193)	(263)	(953)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(20,795)	(21,272)	(11,971)	39,799
Total Increase (Decrease)	(26,758)	(21,764)	(16,239)	52,332

Net Assets
Beginning of period	433,315	455,079	296,631	244,299
End of period (including undistributed net investment income as set forth below)	$406,557	$433,315	$280,392	$296,631
Undistributed (Overdistributed) Net Investment Income (Loss)	$20,934	$15,541	$18,788	$12,786

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,352	2,889	339	4,006
Class 2	–	7	4	9
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,655	–	1,178
Class 2	–	4	–	15
Shares redeemed:
Class 1	(3,256)	(6,430)	(1,381)	(1,501)
Class 2	(6)	(17)	(23)	(86)
Net Increase (Decrease)	(1,910)	(1,892)	(1,061)	3,621

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$978	$2,282	$480	$1,472
Net realized gain (loss) on investments, foreign currencies, and futures	10,638	13,153	9,101	17,950
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	8,292	7,776	15,999	11,349
Net Increase (Decrease) in Net Assets Resulting from Operations	19,908	23,211	25,580	30,771

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,084)	–	(594)
Class 2	–	(8)	–	–
Total Dividends and Distributions	–	(2,092)	–	(594)

Capital Share Transactions
Shares sold:
Class 1	1,329	4,251	16,886	28,264
Class 2	20	49	24	79
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,084	–	594
Class 2	–	8	–	–
Shares redeemed:
Class 1	(17,256)	(34,332)	(14,895)	(30,153)
Class 2	(32)	(60)	(58)	(126)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,939)	(28,000)	1,957	(1,342)
Total Increase (Decrease)	3,969	(6,881)	27,537	28,835

Net Assets
Beginning of period	155,058	161,939	210,955	182,120
End of period (including undistributed net investment income as set forth below)	$159,027	$155,058	$238,492	$210,955
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,256	$2,278	$1,950	$1,470

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	158	561	916	1,738
Class 2	2	6	1	5
Shares issued in reinvestment of dividends and distributions:
Class 1	–	273	–	36
Class 2	–	1	–	–
Shares redeemed:
Class 1	(2,015)	(4,551)	(811)	(1,847)
Class 2	(3)	(8)	(3)	(8)
Net Increase (Decrease)	(1,858)	(3,718)	103	(76)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Account(a)		Money Market Account
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$2,341	$5,851	$–	$–
Net realized gain (loss) on investments, foreign currencies, and futures	25,982	32,102	–	–
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	53,552	62,499	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	81,875	100,452	–	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(4,842)	–	–
Class 2	–	(75)	–	–
From net realized gain on investments:
Class 1	–	(8,761)	–	–
Class 2	–	(189)	–	–
Total Dividends and Distributions	–	(13,867)	–	–

Capital Share Transactions
Shares sold:
Class 1	17,264	21,511	84,567	152,027
Class 2	157	442	215	1,016
Shares issued in reinvestment of dividends and distributions:
Class 1	–	13,603	–	–
Class 2	–	264	–	–
Shares redeemed:
Class 1	(46,754)	(90,307)	(91,990)	(170,968)
Class 2	(775)	(1,558)	(454)	(1,540)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,108)	(56,045)	(7,662)	(19,465)
Total Increase (Decrease)	51,767	30,540	(7,662)	(19,465)

Net Assets
Beginning of period	573,021	542,481	305,156	324,621
End of period (including undistributed net investment income as set forth below)	$624,788	$573,021	$297,494	$305,156
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,867	$5,526	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	333	486	84,567	152,027
Class 2	3	10	215	1,016
Shares issued in reinvestment of dividends and distributions:
Class 1	–	308	–	–
Class 2	–	6	–	–
Shares redeemed:
Class 1	(890)	(2,026)	(91,990)	(170,968)
Class 2	(15)	(35)	(454)	(1,540)
Net Increase (Decrease)	(569)	(1,251)	(7,662)	(19,465)

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital Appreciation Account		Real Estate Securities Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$971	$2,323	$1,476	$1,859
Net realized gain (loss) on investments, foreign currencies, and futures	4,742	5,554	6,397	23,230
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	14,536	11,951	146	(2,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,249	19,828	8,019	22,287

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,699)	–	(1,865)
Class 2	–	(43)	–	(3)
From net realized gain on investments:
Class 1	–	(1,796)	–	–
Class 2	–	(62)	–	–
Total Dividends and Distributions	–	(3,600)	–	(1,868)

Capital Share Transactions
Shares sold:
Class 1	1,684	3,016	11,491	19,766
Class 2	137	310	5	5
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,495	–	1,865
Class 2	–	105	–	3
Shares redeemed:
Class 1	(12,068)	(19,584)	(13,557)	(49,256)
Class 2	(436)	(1,239)	(13)	(79)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,683)	(13,897)	(2,074)	(27,696)
Total Increase (Decrease)	9,566	2,331	5,945	(7,277)

Net Assets
Beginning of period	150,631	148,300	133,326	140,603
End of period (including undistributed net investment income as set forth below)	$160,197	$150,631	$139,271	$133,326
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,319	$2,348	$3,242	$1,766

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	63	131	642	1,247
Class 2	5	13	1	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	153	–	114
Class 2	–	5	–	–
Shares redeemed:
Class 1	(461)	(849)	(761)	(3,109)
Class 2	(17)	(54)	(1)	(5)
Net Increase (Decrease)	(410)	(601)	(119)	(1,753)

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Balanced Portfolio		SAM Conservative Balanced Portfolio
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$483	$23,332	$196	$6,191
Net realized gain (loss) on investments, foreign currencies, and futures	7,124	12,962	836	2,612
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	49,079	71,687	6,377	12,551
Net Increase (Decrease) in Net Assets Resulting from Operations	56,686	107,981	7,409	21,354

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,577)	–	(1,552)
Class 2	–	(403)	–	(90)
From net realized gain on investments:
Class 1	–	(9,699)	–	(2,377)
Class 2	–	(1,140)	–	(196)
Total Dividends and Distributions	–	(16,819)	–	(4,215)

Capital Share Transactions
Shares sold:
Class 1	18,694	21,904	18,943	22,781
Class 2	2,156	5,063	352	1,545
Shares issued in acquisition:
Class 1	57,716	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	15,276	–	3,929
Class 2	–	1,543	–	286
Shares redeemed:
Class 1	(57,226)	(88,160)	(11,058)	(29,655)
Class 2	(6,607)	(15,560)	(1,444)	(2,745)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,733	(59,934)	6,793	(3,859)
Total Increase (Decrease)	71,419	31,228	14,202	13,280

Net Assets
Beginning of period	907,588	876,360	206,221	192,941
End of period (including undistributed net investment income as set forth below)	$979,007	$907,588	$220,423	$206,221
Undistributed (Overdistributed) Net Investment Income (Loss)	$23,809	$23,326	$6,387	$6,191

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,081	1,393	1,458	1,875
Class 2	126	323	27	129
Shares issued in acquisition:
Class 1	3,298	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	969	–	325
Class 2	–	99	–	24
Shares redeemed:
Class 1	(3,312)	(5,582)	(852)	(2,440)
Class 2	(386)	(997)	(112)	(228)
Net Increase (Decrease)	807	(3,795)	521	(315)

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative Growth Portfolio		SAM Flexible Income Portfolio
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$(160)	$4,289	$681	$8,082
Net realized gain (loss) on investments, foreign currencies, and futures	1,570	3,422	855	3,601
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	17,751	21,393	3,567	10,209
Net Increase (Decrease) in Net Assets Resulting from Operations	19,161	29,104	5,103	21,892

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(629)	–	(2,288)
Class 2	–	(167)	–	(171)
From net realized gain on investments:
Class 1	–	–	–	(3,038)
Class 2	–	–	–	(292)
Total Dividends and Distributions	–	(796)	–	(5,789)

Capital Share Transactions
Shares sold:
Class 1	8,882	18,266	17,417	30,102
Class 2	4,008	5,772	549	2,080
Shares issued in reinvestment of dividends and distributions:
Class 1	–	629	–	5,326
Class 2	–	167	–	463
Shares redeemed:
Class 1	(8,557)	(25,590)	(20,050)	(21,947)
Class 2	(5,194)	(10,333)	(1,020)	(2,672)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(861)	(11,089)	(3,104)	13,352
Total Increase (Decrease)	18,300	17,219	1,999	29,455

Net Assets
Beginning of period	227,853	210,634	235,295	205,840
End of period (including undistributed net investment income as set forth below)	$246,153	$227,853	$237,294	$235,295
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,128	$4,288	$8,762	$8,081

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	484	1,127	1,263	2,299
Class 2	223	359	40	160
Shares issued in reinvestment of dividends and distributions:
Class 1	–	38	–	410
Class 2	–	10	–	36
Shares redeemed:
Class 1	(468)	(1,569)	(1,456)	(1,681)
Class 2	(288)	(641)	(74)	(206)
Net Increase (Decrease)	(49)	(676)	(227)	1,018

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic Growth Portfolio		Short-Term Income Account
Amounts in thousands
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$(172)	$2,357	$2,153	$4,927
Net realized gain (loss) on investments, foreign currencies, and futures	790	2,799	1,023	1,594
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	15,597	17,348	(2,748)	5,755
Net Increase (Decrease) in Net Assets Resulting from Operations	16,215	22,504	428	12,276

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(206)	–	(5,475)
Class 2	–	–	–	(23)
Total Dividends and Distributions	–	(206)	–	(5,498)

Capital Share Transactions
Shares sold:
Class 1	8,336	14,194	22,783	57,951
Class 2	2,721	5,804	2	70
Shares issued in reinvestment of dividends and distributions:
Class 1	–	206	–	5,475
Class 2	–	–	–	23
Shares redeemed:
Class 1	(6,142)	(20,293)	(23,892)	(36,086)
Class 2	(4,350)	(8,509)	(57)	(382)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	565	(8,598)	(1,164)	27,051
Total Increase (Decrease)	16,780	13,700	(736)	33,829

Net Assets
Beginning of period	162,345	148,645	263,696	229,867
End of period (including undistributed net investment income as set forth below)	$179,125	$162,345	$262,960	$263,696
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,185	$2,357	$7,079	$4,926

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	412	798	8,681	22,399
Class 2	135	331	1	27
Shares issued in reinvestment of dividends and distributions:
Class 1	–	12	–	2,130
Class 2	–	–	–	9
Shares redeemed:
Class 1	(304)	(1,138)	(9,103)	(13,923)
Class 2	(216)	(481)	(22)	(147)
Net Increase (Decrease)	27	(478)	(443)	10,495

See accompanying notes.

20

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period Ended June 30, 2013	Year Ended December 31, 2012	Period Ended June 30, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$(179)	$(290)	$507	$1,199
Net realized gain (loss) on investments, foreign currencies, and futures	4,788	5,646	11,533	8,772
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	5,113	2,637	5,087	10,039
Net Increase (Decrease) in Net Assets Resulting from Operations	9,722	7,993	17,127	20,010

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(815)
Class 2	–	–	–	(1)
Total Dividends and Distributions	–	–	–	(816)

Capital Share Transactions
Shares sold:
Class 1	1,589	3,478	3,048	3,560
Class 2	38	105	7	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	815
Class 2	–	–	–	1
Shares redeemed:
Class 1	(5,220)	(9,423)	(11,330)	(22,614)
Class 2	(128)	(314)	(5)	(27)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,721)	(6,154)	(8,280)	(18,265)
Total Increase (Decrease)	6,001	1,839	8,847	929

Net Assets
Beginning of period	52,088	50,249	101,344	100,415
End of period (including undistributed net investment income as set forth below)	$58,089	$52,088	$110,191	$101,344
Undistributed (Overdistributed) Net Investment Income (Loss)	$(179)	$–	$1,693	$1,186

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	116	287	176	247
Class 2	3	8	1	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	56
Shares redeemed:
Class 1	(378)	(782)	(642)	(1,565)
Class 2	(10)	(26)	–	(2)
Net Increase (Decrease)	(269)	(513)	(465)	(1,264)

See accompanying notes.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the period ended June 30, 2013, would have been $803,000 of net investment income, $59,113,000 of net realized and unrealized gain on investments, and $59,916,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Japanese Yen	18.2%
British Pound	17.4
Euro	15.9
Canadian Dollar	7.7
Swiss Franc	6.0
Hong Kong Dollar	5.1

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2013, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2013, Diversified International Account had no foreign tax refund receivable and no deferred tax liability relating to foreign securities.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended June 30, 2013, Diversified International Account, LargeCap Blend Account II, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, Principal Capital Appreciation Account, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2013, Short-Term Income Account borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Bond & Mortgage Securities Account has financial instruments that are subject to Master Agreements or similar agreements.

Financial assets subject to Master Agreements or similar agreements were as follows (amounts in thousands):

		Gross amounts not offset
		in the Statements of Assets and Liabilities
	Gross amount
	of recognized assets	Financial instruments*	Collateral received	Net amount
June 30, 2013
Derivative assets	$410	$(53)	$ —	$357

Financial liabilities subject to Master Agreements or similar agreements were as follows (amounts in thousands):

		Gross amounts not offset
		in the Statements of Assets and Liabilities
	Gross amount of
	recognized liabilities	Financial instruments*	Collateral pledged	Net amount
June 30, 2013
Derivative liabilities	$53	$(410)	$(341)	$(698)

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

The financial instruments that are subject to Master Agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging instruments	Asset Derivatives June 30, 2013 Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives June 30, 2013 Statement of Assets and Liabilities Location	Fair Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$91	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$13	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$34	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$760	$(103)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Account
Interest Rate contracts	Net realized gain (loss) from Futures	$78	$(24)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$351	$(69)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$963	$(154)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of the account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2013.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Account	Asset Type	Fair Value at 06/30/13	Valuation Technique	Unobservable input	Input Values (s)
Government & High Quality Bond Account	Bonds	$6,605	Third Party Vendor	Broker Quote	$86.00 - 101.45

Short-Term Income Account	Bonds	2,494	Indicative Market Quotations	Broker Quote	99.75
	Bonds	—	Benchmark Pricing	Base Price	0.00
		2,494

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred from Level 1 to Level 2 as of June 30, 2013 due to a security being thinly traded.

Account	Amount transferred
Diversified International Account	$1,307,806

The following is a summary of the inputs used as of June 30, 2013 in valuing the Accounts' securities carried at value (amounts shown in thousands):

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified International Account
Common Stocks
Basic Materials		$4,950	$22,154	$—	$27,104
Communications		2,650	37,440	—	40,090
Consumer, Cyclical		7,133	58,800	—	65,933
Consumer, Non-cyclical		6,068	76,061	—	82,129
Diversified		531	834	—	1,365
Energy		13,174	20,252	—	33,426
Financial		13,092	113,223	—	126,315
Industrial		7,126	37,282	—	44,408
Technology		1,206	20,152	—	21,358
Utilities		340	8,825	—	9,165
Preferred Stocks
Basic Materials		—	922	—	922
Communications		—	730	—	730
Financial		—	1,452	—	1,452
Repurchase Agreements		—	1,317	—	1,317
	Total investments in securities $	56,270	$399,444	$—	$455,714

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Equity Income Account
Common Stocks*		$615,994	$—	$—	$615,994
Repurchase Agreements		—	7,201	—	7,201
	Total investments in securities $	615,994	$7,201	$—	$623,195

Government & High Quality Bond Account
Bonds		$—	$121,167	$6,605	$127,772
Repurchase Agreements		—	6,836	—	6,836
U.S. Government & Government Agency Obligations		—	268,804	—	268,804
	Total investments in securities $	—	$396,807	$6,605	$403,412

Income Account
Bonds		$—	$198,460	$1,824	$200,284
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,352	—	3,352
Repurchase Agreements		—	4,425	—	4,425
Senior Floating Rate Interests		—	2,858	—	2,858
U.S. Government & Government Agency Obligations		—	63,438	—	63,438
	Total investments in securities $	—	$272,533	$1,824	$274,357

LargeCap Blend Account II
Common Stocks*		$154,334	$—	$—	$154,334
Repurchase Agreements		—	2,790	—	2,790
	Total investments in securities $	154,334	$2,790	$—	$157,124
Liabilities
Equity Contracts**
Futures		$(91)	$—	$—	$(91)

LargeCap Growth Account
Common Stocks*		$232,769	$—	$—	$232,769
Repurchase Agreements		—	3,778	—	3,778
	Total investments in securities $	232,769	$3,778	$—	$236,547

MidCap Account
Common Stocks*		$623,420	$—	$—	$623,420
Repurchase Agreements		—	791	—	791
	Total investments in securities $	623,420	$791	$—	$624,211

Money Market Account
Bonds		$—	$27,119	$—	$27,119
Certificate of Deposit		—	5,200	—	5,200
Commercial Paper		—	220,620	—	220,620
Investment Companies		12,095	—	—	12,095
Municipal Bonds		—	24,470	—	24,470
Repurchase Agreements		—	15,000	—	15,000
	Total investments in securities $	12,095	$292,409	$—	$304,504

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Principal Capital Appreciation Account
Common Stocks*		$156,823	$—	$—	$156,823
Repurchase Agreements		—	1,919	—	1,919
	Total investments in securities $	156,823	$1,919	$—	$158,742

Real Estate Securities Account
Common Stocks*		$139,488	$—	$—	$139,488
Repurchase Agreements		—	196	—	196
	Total investments in securities $	139,488	$196	$—	$139,684

SAM Balanced Portfolio
Investment Companies		$971,359	$—	$—	$971,359
	Total investments in securities $	971,359	$—	$—	$971,359

SAM Conservative Balanced Portfolio
Investment Companies		$217,324	$—	$—	$217,324
	Total investments in securities $	217,324	$—	$—	$217,324

SAM Conservative Growth Portfolio
Investment Companies		$246,007	$—	$—	$246,007
	Total investments in securities $	246,007	$—	$—	$246,007

SAM Flexible Income Portfolio
Investment Companies		$238,183	$—	$—	$238,183
	Total investments in securities $	238,183	$—	$—	$238,183

SAM Strategic Growth Portfolio
Investment Companies		$178,946	$—	$—	$178,946
	Total investments in securities $	178,946	$—	$—	$178,946

Short-Term Income Account
Bonds		$—	$251,724	$2,494	$254,218
Repurchase Agreements		—	3,586	—	3,586
U.S. Government & Government Agency Obligations		—	1,103	—	1,103
	Total investments in securities $	—	$256,413	$2,494	$258,907

SmallCap Growth Account II
Common Stocks*		$55,525	$—	$—	$55,525
Repurchase Agreements		—	1,898	—	1,898
	Total investments in securities $	55,525	$1,898	$—	$57,423
Liabilities
Equity Contracts**
Futures		$(13)	$—	$—	$(13)

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2013 (unaudited)

4. Fair Value (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

SmallCap Value Account I
Common Stocks*		$102,638	$—	$—	$102,638
Repurchase Agreements		—	1,214	—	1,214
	Total investments in securities $	102,638	$1,214	$—	$103,852
Liabilities
Equity Contracts**
Futures		$(34)	$—	$—	$(34)

*For additional detail regarding sector classifications, please see the Schedules of Investments. **Futures are valued at the unrealized appreciation (depreciation) of the instrument.

The changes in investments measured at fair value for which the Accounts’ have used Level 3 inputs to determine fair value are as follows (amounts in thousands):

Fund		Value December 31, 2012	Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value June 30, 2013		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013

Government & High Quality Bond Account
Bonds		$5,135	$—	$(28)	$1,498	$—	$—	$—		$6,605	$(31)
	Total $	5,135	$—	$(28)	$1,498	$—	$—	$—		$6,605	$(31)

Short-Term Income Account
Bonds		$3,388	$—	$(6)	$2,500	$—	$—	$(3,388	) $	2,494	$(6)
	Total $	3,388	$—	$(6)	$2,500	$—	$—	$(3,388	) $	2,494	$(6)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted.

2. Securities that have certain restrictions on trading.

3. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes.

2. Securities where trading restrictions have expired.

3. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

				Net Assets of Accounts (in millions)

	First $100		Next $100	Next $100		Next $100	Thereafter
Equity Income Account		.60%	.55%		.50%	.45%	.40%
MidCap Account		.65	.60		.55	.50	.45
Money Market Account		.50	.45		.40	.35	.30
Real Estate Securities Account		.90	.85		.80	.75	.70
SmallCap Growth Account II		1.00	.95		.90	.85	.80
SmallCap Value Account I		1.10	1.05	1.00		.95	.90

				Net Assets of Accounts (in millions)

	First $250		Next $250	Next $250		Next $250	Thereafter
Diversified International Account		.85%	.80%		.75%	.70%	.65%
LargeCap Blend Account II		.75	.70		.65	.60	.55

	Net Assets of Account
	(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account
	(in millions)
	First	Over
	$500		$500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2		Over $2
	billion		billion
Government & High Quality Bond Account	.50%		.45%
Income Account	.50		.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2014. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2014

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2014.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2013, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Diversified International Account	22,738	SAM Balanced Portfolio	46,417
Equity Income Account	17,061	SAM Conservative Balanced Portfolio	15,241
Government & High Quality Bond Account	20,446	SAM Conservative Growth Portfolio	6,076
LargeCap Blend Account II	16,991	SAM Flexible Income Portfolio	14,915
LargeCap Growth Account	4,137	SAM Strategic Growth Portfolio	4,225
MidCap Account	10,118	Short-Term Income Account	70,355
Money Market Account	293,433	SmallCap Growth Account II	3,446
Principal Capital Appreciation Account	507	SmallCap Value Account I	5,961
Real Estate Securities Account	7,829

6. Investment Transactions

For the period ended June 30, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$188,709	$201,335	SAM Balanced Portfolio	$61,288	$55,139
Equity Income Account	54,563	87,734	SAM Conservative Balanced Portfolio	12,800	9,754
Government & High Quality Bond Account	85,420	93,567	SAM Conservative Growth Portfolio	6,728	7,963
Income Account	27,403	29,143	SAM Flexible Income Portfolio	14,029	15,082
LargeCap Blend Account II	37,686	52,255	SAM Strategic Growth Portfolio	5,562	5,418
LargeCap Growth Account	68,684	62,362	Short-Term Income Account	86,979	80,665
MidCap Account	48,030	79,314	SmallCap Growth Account II	20,139	24,264
Principal Capital Appreciation Account	4,658	13,984	SmallCap Value Account I	32,099	43,078
Real Estate Securities Account	24,910	24,537

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$13,961	$22,361
Income Account	—	27
Short-Term Income Account	—	8

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2013 and December 31, 2012 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain
		2013	2012		2013	2012	*
Diversified International Account	$	— $	9,444	$	— $	—
Equity Income Account		—	18,395		—	—
Government & High Quality Bond Account		—	17,831		—	—
Income Account		—	12,941		—	—
LargeCap Blend Account II		—	2,092		—	—
LargeCap Growth Account		—	594		—	—
MidCap Account		—	4,917		—	8,950
Principal Capital Appreciation Account		—	2,759		—	841
Real Estate Securities Account		—	1,868		—	—
SAM Balanced Portfolio		—	5,980		—	10,839
SAM Conservative Balanced Portfolio		—	2,453		—	1,762
SAM Conservative Growth Portfolio		—	796		—	—
SAM Flexible Income Portfolio		—	3,005		—	2,784
SAM Strategic Growth Portfolio		—	206		—	—
Short-Term Income Account		—	5,498		—	—
SmallCap Value Account I		—	816		—	—

*The accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2012, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Diversified International Account	$12,246	$—
Equity Income Account	19,460	—
Government & High Quality Bond Account	15,579	—
Income Account	14,140	—
LargeCap Blend Account II	2,278	—
LargeCap Growth Account	1,471	—
MidCap Account	11,747	26,630
Principal Capital Appreciation Account	2,407	5,430
Real Estate Securities Account	1,767	—
SAM Balanced Portfolio	23,777	11,172
SAM Conservative Balanced Portfolio	6,346	2,087
SAM Conservative Growth Portfolio	4,288	—
SAM Flexible Income Portfolio	8,200	2,947
SAM Strategic Growth Portfolio	2,357	—
Short-Term Income Account	4,926	—
SmallCap Value Account I	1,274	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2012, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2012, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:					No Expiration
							Short-	Long-
		2014	2015	2016	2017	2018	Term	Term	Total
Diversified International Account	$	— $	—	$69,551	$99,463	$—	$2,826	$—	$171,840
Equity Income Account		—	—	27,201	62,984	—	—	—	90,185
Government & High Quality Bond Account		253	436	21,130	4,321	—	—	—	26,140
Income Account		—	—	—	2,836	1,584	232	735	5,387
LargeCap Blend Account II		—	—	—	30,706	—	—	—	30,706
LargeCap Growth Account		—	—	—	43,353	—	—	—	43,353
Money Market Account		—	—	6	4	—	—	—	10
Real Estate Securities Account		—	—	—	9,949	—	—	—	9,949
SAM Conservative Growth Portfolio		—	—	—	1,137	3,484	—	—	4,621
SAM Strategic Growth Portfolio		—	—	—	—	632	—	—	632
Short-Term Income Account		—	913	10,846	8,298	—	—	—	20,057
SmallCap Growth Account II		—	—	4,056	21,143	—	—	—	25,199
SmallCap Value Account I		—	—	—	10,316	—	—	—	10,316

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2012, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Equity Income Account	$24,362
Government & High Quality Bond Account	691
Income Account	257
LargeCap Blend Account II	11,453
LargeCap Growth Account	17,897
Real Estate Securities Account	20,651
SAM Conservative Growth Portfolio	2,920
SAM Strategic Growth Portfolio	2,613
Short-Term Income Account	1,635
SmallCap Growth Account II	5,351
SmallCap Value Account I	8,125

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2012, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2012, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital

Diversified International Account	$636	$(636)	$—
Equity Income Account	(1,257)	1,465	(208)
Government & High Quality Bond Account	2,261	(2,261)	—
Income Account	637	(637)	—
LargeCap Growth Account	(12)	12	—
MidCap Account	3,927	(3,927)	—
Principal Capital Appreciation Account	(1)	1	—
Real Estate Securities Account	15	(15)	—
Short-Term Income Account	1	(1)	—
SmallCap Growth Account II	290	—	(290)
SmallCap Value Account I	(16)	16	—

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Diversified International Account	69,846	(15,953)	53,893	401,821
Equity Income Account	194,127	(12,121)	182,006	441,189
Government & High Quality Bond Account	9,517	(7,330)	2,187	401,225
Income Account	18,015	(3,571)	14,444	259,913
LargeCap Blend Account II	27,956	(1,767)	26,189	130,935
LargeCap Growth Account	62,386	(1,921)	60,465	176,082
MidCap Account	194,700	(6,026)	188,674	435,537
Money Market Account	—	—	—	304,504
Principal Capital Appreciation Account	67,016	(2,430)	64,586	94,156
Real Estate Securities Account	28,677	(1,226)	27,451	112,233
SAM Balanced Portfolio	201,445	(2,025)	199,420	771,939
SAM Conservative Balanced Portfolio	32,542	(468)	32,074	185,250
SAM Conservative Growth Portfolio	53,224	(1,957)	51,267	194,740
SAM Flexible Income Portfolio	28,291	(337)	27,954	210,229
SAM Strategic Growth Portfolio	40,946	(1,953)	38,993	139,953
Short-Term Income Account	4,210	(1,287)	2,923	255,984
SmallCap Growth Account II	14,093	(1,490)	12,603	44,820
SmallCap Value Account I	21,662	(3,097)	18,565	85,287

8. Subsequent Events.

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

40

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.83%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.73%				Banks (continued)
Publicis Groupe SA	34,641	$2,467		Grupo Financiero Banorte SAB de CV	150,100		$897
Teleperformance	4,253	205		Gunma Bank Ltd/The	35,000		193
WPP PLC	41,077	702		HSBC Holdings PLC	722,019		7,474
		$3,374		ICICI Bank Ltd ADR	31,929		1,221
				Industrial & Commercial Bank of China Ltd	1,084,555		680
Aerospace & Defense - 0.97%				Krung Thai Bank PCL (a)	612,300		398
BAE Systems PLC	246,447	1,435		Malayan Banking Bhd	247,800		813
MTU Aero Engines AG	2,314	223		Mitsubishi UFJ Financial Group Inc	648,800		4,007
Safran SA	54,119	2,825		Nordea Bank AB	237,403		2,651
		$4,483		Royal Bank of Canada	60,300		3,513
Agriculture - 2.29%				Sberbank of Russia (a)	305,825		855
British American Tobacco PLC	92,929	4,766		Skandinaviska Enskilda Banken AB	317,733		3,033
ITC Ltd	147,433	803		Standard Chartered PLC	99,517		2,161
Japan Tobacco Inc	130,200	4,596		Sumitomo Mitsui Financial Group Inc	103,000		4,715
Souza Cruz SA	34,200	422		Sumitomo Mitsui Trust Holdings Inc	622,019		2,902
		$10,587		Svenska Handelsbanken AB	63,741		2,554
				Swedbank AB	173,502		3,974
Airlines - 0.79%				Turkiye Halk Bankasi AS	31,246		265
easyJet PLC	155,496	3,065		Turkiye Is Bankasi	130,524		385
Ryanair Holdings PLC ADR	11,492	592		UBS AG (b)	101,324		1,720
		$3,657		Westpac Banking Corp	21,109		554
				Yes Bank Ltd (a)	98,155		763
Apparel - 0.30%
Grendene SA	21,800	201					$65,871
Makalot Industrial Co Ltd	31,000	147		Beverages - 1.19%
Prada SpA	113,400	1,023		Anheuser-Busch InBev NV	43,517		3,918
		$1,371		Cia de Bebidas das Americas ADR	23,571		880
Automobile Manufacturers - 4.60%				Fomento Economico Mexicano SAB de CV ADR	6,736		695
Bayerische Motoren Werke AG	20,557	1,794
Fuji Heavy Industries Ltd	130,000	3,210					$5,493
Great Wall Motor Co Ltd	344,000	1,472		Biotechnology - 0.54%
Hino Motors Ltd	99,000	1,453		CSL Ltd	39,484		2,218
Hyundai Motor Co	5,391	1,057		Genmab A/S (b)	3,616		110
Kia Motors Corp	10,324	557		Morphosys AG (b)	2,783		156
Maruti Suzuki India Ltd (a)	8,116	210					$2,484
Mazda Motor Corp (b)	433,000	1,712
Renault SA	26,664	1,796		Building Materials - 1.62%
Toyota Motor Corp	131,800	7,950		Anhui Conch Cement Co Ltd	96,500		259
		$21,211		Buzzi Unicem SpA	8,365		126
				HeidelbergCement AG	29,010		1,944
Automobile Parts & Equipment - 1.15%				Holcim Ltd (b)	33,020		2,298
Bridgestone Corp	25,800	880		Lafarge SA	32,238		1,980
Cheng Shin Rubber Industry Co Ltd	214,000	672		Norbord Inc	3,800		110
Continental AG	11,858	1,581		Sanwa Holdings Corp	46,000		248
Hyundai Mobis	3,277	780		Semen Indonesia Persero Tbk PT	130,500		224
Minth Group Ltd	88,000	136		Sumitomo Osaka Cement Co Ltd	89,000		283
NORMA Group AG	2,056	74					$7,472
Plastic Omnium SA	4,375	237
Showa Corp	17,898	231		Chemicals - 2.88%
Xinyi Glass Holdings Ltd	704,000	545		Agrium Inc	30,400		2,636
Yokohama Rubber Co Ltd/The	16,000	161		BASF SE	36,791		3,281
		$5,297		Elementis PLC	31,134		104
				Essentra PLC	77,256		826
Banks - 14.28%				LG Chem Ltd	2,071		456
Aozora Bank Ltd	494,241	1,544		Methanex Corp	4,200		180
Australia & New Zealand Banking Group Ltd	129,690	3,367		Nippon Soda Co Ltd	54,000		269
Banca Generali SpA	11,641	251		PTT Global Chemical PCL (a)	310,500		685
Banco do Brasil SA	70,700	700		Sasol Ltd	24,667		1,074
Bangkok Bank PCL	69,200	461		Solvay SA	11,460		1,501
Bank Mandiri Persero Tbk PT	296,867	268		Yara International ASA	51,858		2,068
Bank of China Ltd	2,970,200	1,217		Zeon Corp	18,000		211
Bank of Georgia Holdings PLC	3,789	96					$13,291
Bank of Ireland (b)	924,839	189
Bank Rakyat Indonesia Persero Tbk PT	455,497	354		Commercial Services - 0.67%
Barclays PLC	427,448	1,820		Ashtead Group PLC	98,115		966
China Construction Bank Corp	2,185,535	1,536		CCR SA	109,200		869
CIMB Group Holdings Bhd	142,700	372		Kroton Educacional SA	64,000		886
Credicorp Ltd	6,126	784		Loomis AB	9,315		179
DBS Group Holdings Ltd	263,000	3,200		Societa Iniziative Autostradali e Servizi SpA	11,148		91
DNB ASA	186,762	2,709		Stantec Inc	2,600		110
FirstRand Ltd	435,781	1,275					$3,101

See accompanying notes

41

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers - 0.60%				Entertainment - 0.33%
CGI Group Inc (b)	41,200	$1,206		Gtech Spa	8,736		$218
Ingenico	18,839	1,254		William Hill PLC	191,298		1,283
Innolux Corp (b)	200,000	99					$1,501
NEC Networks & System Integration Corp	8,200	187
		$2,746		Food - 3.83%
				Associated British Foods PLC	37,604		992
Consumer Products - 0.01%				Cia Brasileira de Distribuicao Grupo Pao de	10,868		494
Goodbaby International Holdings Ltd	90,000	36		Acucar ADR
				Cosan SA Industria e Comercio	17,177		331
				Delhaize Group SA	16,877		1,043
Distribution & Wholesale - 0.70%				JBS SA	177,031		509
Inchcape PLC	31,106	237
Toyota Tsusho Corp	77,000	1,980		Magnit OJSC	13,389		764
				Nestle SA	74,549		4,892
Wolseley PLC	21,846	1,008		Sao Martinho SA	8,403		95
		$3,225		Tate & Lyle PLC	121,028		1,518
Diversified Financial Services - 3.40%				Toyo Suisan Kaisha Ltd	59,000		1,963
Aberdeen Asset Management PLC	347,915	2,025		Unilever PLC	107,889		4,368
Azimut Holding SpA	73,053	1,330		Uni-President Enterprises Corp	365,000		710
Century Tokyo Leasing Corp	7,200	187		Vigor Alimentos SA (c)	4,384		13
Coronation Fund Managers Ltd	17,151	109					$17,692
Daishin Securities Co Ltd	18,560	145
Daiwa Securities Group Inc	255,000	2,136		Forest Products & Paper - 1.01%
Fubon Financial Holding Co Ltd	569,000	773		DS Smith PLC	48,480		182
Hana Financial Group Inc	25,400	735		Mondi PLC	143,249		1,784
Indiabulls Housing Finance Ltd (a),(b),(c)	37,619	168		Smurfit Kappa Group PLC	144,825		2,415
Intermediate Capital Group PLC	245,819	1,626		Sumitomo Forestry Co Ltd	12,300		150
International Personal Finance PLC	17,192	131		West Fraser Timber Co Ltd	2,000		151
Jaccs Co Ltd	52,000	266					$4,682
KB Financial Group Inc	30,289	898		Gas - 1.03%
Malaysia Building Society	214,600	208		ENN Energy Holdings Ltd	62,000		328
Mega Financial Holding Co Ltd	1,824,910	1,379		Gas Natural SDG SA	75,682		1,525
ORIX Corp	240,980	3,288		Perusahaan Gas Negara Persero Tbk PT	1,704,500		985
Paragon Group of Cos PLC	24,773	115		Tokyo Gas Co Ltd	347,000		1,915
Provident Financial PLC	7,661	173					$4,753
		$15,692
				Hand & Machine Tools - 0.09%
Electric - 0.56%				KUKA AG	6,444		272
Atco Ltd/Canada	3,600	149		Techtronic Industries Co	68,500		163
China Power International Development Ltd	541,000	202					$435
China Resources Power Holdings Co Ltd	43,000	103
Huaneng Power International Inc	532,000	526		Healthcare - Products - 1.35%
Tenaga Nasional BHD	610,300	1,601		Coloplast A/S	55,106		3,086
		$2,581		Elekta AB	79,616		1,210
				Fresenius SE & Co KGaA	14,103		1,736
Electrical Components & Equipment - 0.81%				Hogy Medical Co Ltd	3,600		205
Delta Electronics Inc	157,000	713					$6,237
Hitachi Ltd	371,261	2,379
LG Electronics Inc	10,443	664		Healthcare - Services - 0.33%
		$3,756		Eurofins Scientific	609		128
				Primary Health Care Ltd	39,926		175
Electronics - 0.34%				Ramsay Health Care Ltd	36,685		1,199
AAC Technologies Holdings Inc	39,500	222					$1,502
Hon Hai Precision Industry Co Ltd	74,993	183
Jahwa Electronics Co Ltd	6,040	117		Holding Companies - Diversified - 0.30%
Phison Electronics Corp	58,000	474		Alfa SAB de CV	221,056		531
Tokyo Seimitsu Co Ltd	6,700	149		Emperor International Holdings	402,000		107
TPK Holding Co Ltd	15,000	239		KOC Holding AS	151,638		727
Truly International Holdings	392,000	193					$1,365
		$1,577		Home Builders - 2.31%
				Barratt Developments PLC (b)	681,862		3,208
Engineering & Construction - 1.24%				Persimmon PLC (b)	127,596		2,290
Aecon Group Inc	1,430	15
Arcadis NV	4,329	116		Sekisui House Ltd	188,000		2,716
Bilfinger SE	13,233	1,220		Taylor Wimpey PLC	1,666,350		2,428
Cheung Kong Infrastructure Holdings Ltd	197,000	1,313					$10,642
China Railway Construction Corp Ltd	613,648	530		Home Furnishings - 0.28%
CTCI Corp	75,000	136		Howden Joinery Group PLC	59,189		229
Daelim Industrial Co Ltd	6,978	526		LG Corp	13,911		770
Downer EDI Ltd	23,557	77		Skyworth Digital Holdings Ltd	614,000		308
Obrascon Huarte Lain SA	7,481	254					$1,307
Vinci SA	30,643	1,537
		$5,724

See accompanying notes

42

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 5.41%				Miscellaneous Manufacturing (continued)
Allianz SE	23,784	$3,472		Singamas Container Holdings Ltd	434,000		$89
BB Seguridade Participacoes SA (b)	44,797	352		Sunny Optical Technology Group Co Ltd	248,000		297
Beazley PLC	63,256	222		Trelleborg AB	11,767		176
Cathay Financial Holding Co Ltd	898,000	1,220					$1,678
Catlin Group Ltd	17,734	135
Hannover Rueckversicherung SE	40,877	2,939		Office & Business Equipment - 0.34%
Lancashire Holdings Ltd	11,974	144		Ricoh Co Ltd	116,000		1,375
MS&AD Insurance Group Holdings	62,400	1,581		Seiko Epson Corp	14,200		194
Muenchener Rueckversicherungs AG	18,044	3,315					$1,569
Ping An Insurance Group Co of China Ltd	75,500	504		Oil & Gas - 6.30%
Powszechny Zaklad Ubezpieczen SA	5,359	660		Afren PLC (b)	103,181		203
Prudential PLC	241,732	3,946		Bangchak Petroleum PCL (a)	285,900		316
Sampo	90,692	3,531		Bonterra Energy Corp	3,100		146
Sanlam Ltd	224,601	1,044		BP PLC	143,491		996
Standard Life PLC	358,383	1,886		Cenovus Energy Inc	61,200		1,746
		$24,951		China Petroleum & Chemical Corp	680,800		476
Internet - 0.36%				CNOOC Ltd	717,000		1,201
Rightmove PLC	4,266	135		Eni SpA	103,231		2,119
				EnQuest PLC (b)	1		—
Tencent Holdings Ltd	39,000	1,523
		$1,658		Gazprom OAO ADR	55,444		365
				Husky Energy Inc	62,000		1,652
Iron & Steel - 0.72%				Lukoil OAO ADR	14,569		836
APERAM	6,453	70		NovaTek OAO	6,092		727
BlueScope Steel Ltd (b)	42,208	180		Oil & Natural Gas Corp Ltd	43,035		239
Ferrexpo PLC	20,417	42		OMV AG	40,400		1,822
Fortescue Metals Group Ltd	397,493	1,094		PetroChina Co Ltd	538,815		584
Hyundai Steel Co	3,159	177		Petroleo Brasileiro SA ADR	60,147		807
Kumba Iron Ore Ltd	8,685	405		Polski Koncern Naftowy Orlen S.A. (b)	29,755		417
Kyoei Steel Ltd	9,000	132		Premier Oil PLC	23,076		117
POSCO ADR	6,411	417		Reliance Industries Ltd	92,740		1,340
Voestalpine AG	22,605	799		RMP Energy Inc (b)	33,800		136
		$3,316		Rosneft OAO	42,492		291
				Royal Dutch Shell PLC - A Shares	29,501		942
Lodging - 0.66%				Royal Dutch Shell PLC - B Shares	78,010		2,584
MGM China Holdings Ltd	400,000	1,061		Seadrill Ltd	73,996		2,980
Whitbread PLC	42,660	1,985		SK Holdings Co Ltd	4,872		721
		$3,046		SK Innovation Co Ltd	2,172		256
Machinery - Diversified - 0.80%				Suncor Energy Inc	94,300		2,780
Daifuku Co Ltd	24,500	178		Tatneft OAO ADR	31,109		1,130
Duerr AG	4,416	266		Thai Oil PCL (a)	458,200		924
IHI Corp	269,000	1,018		Whitecap Resources Inc	21,196		220
Kawasaki Heavy Industries Ltd	245,000	752					$29,073
Mitsubishi Heavy Industries Ltd	230,000	1,279		Oil & Gas Services - 0.44%
OC Oerlikon Corp AG (b)	18,215	216
				John Wood Group PLC	80,523		993
		$3,709		Petrofac Ltd	1		—
Media - 1.02%				Petroleum Geo-Services ASA	8,635		106
Grupo Televisa SAB ADR	26,569	660		Technip SA	9,016		916
ITV PLC	948,825	2,023					$2,015
Kabel Deutschland Holding AG	13,331	1,464		Packaging & Containers - 0.75%
Naspers Ltd	7,498	553		Amcor Ltd/Australia	219,718		2,031
		$4,700		Rexam PLC	196,084		1,423
Mining - 1.26%							$3,454
Alacer Gold Corp	19,500	41		Pharmaceuticals - 7.59%
Alamos Gold Inc	5,400	65		Aurobindo Pharma Ltd	33,357		101
AngloGold Ashanti Ltd	1,129	16		Bayer AG	35,413		3,770
Argonaut Gold Inc (b)	10,869	59
				BTG PLC (b)	98,627		552
BHP Billiton Ltd	142,556	4,103		Chong Kun Dang Pharm Corp	5,726		277
Boliden AB	4,761	59		GlaxoSmithKline PLC	79,366		1,984
Capstone Mining Corp (b)	43,300	74
				Kaken Pharmaceutical Co Ltd	11,000		163
Grupo Mexico SAB de CV	111,100	322		KYORIN Holdings Inc	6,400		147
Lundin Mining Corp (b)	23,500	89
				Novartis AG	85,788		6,076
MMC Norilsk Nickel OJSC ADR	19,901	287		Novo Nordisk A/S	26,637		4,141
PanAust Ltd	42,712	71		Roche Holding AG	34,949		8,674
Southern Copper Corp	9,045	250		Sanofi	57,484		5,943
Sterlite Industries India Ltd ADR	64,880	379		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	122,448		116
		$5,815		Shire PLC	73,599		2,332
Miscellaneous Manufacturing - 0.36%				Sun Pharmaceutical Industries Ltd	42,405		721
IMI PLC	59,198	1,116					$34,997

See accompanying notes

43

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pipelines - 0.51%				Telecommunications - 6.58%
Gibson Energy Inc	7,700	$181		America Movil SAB de CV ADR	46,665		$1,015
TransCanada Corp	50,100	2,157		BT Group PLC	719,886		3,380
		$2,338		China Mobile Ltd	171,285		1,774
				China Telecom Corp Ltd	1,268,000		605
Real Estate - 2.97%				China Wireless Technologies Ltd	352,000		132
Arnest One Corp	5,500	108		Chunghwa Telecom Co Ltd	185,000		619
Brookfield Asset Management Inc	103,858	3,733		Freenet AG	51,684		1,127
Capital Property Fund	125,875	136		GN Store Nord A/S	11,898		225
Cheung Kong Holdings Ltd	141,000	1,901		Hutchison Telecommunications Hong Kong	198,667		105
Country Garden Holdings Co Ltd	1,161,000	603		Holdings Ltd
Ez Tec Empreendimentos e Participacoes SA	8,073	99		KDDI Corp	72,300		3,765
Great Eagle Holdings Ltd	46,000	175		MegaFon OAO	14,580		457
IMMOFINANZ AG (b)	288,204	1,075
				MTN Group Ltd	31,986		595
K Wah International Holdings Ltd	376,000	172		Nippon Telegraph & Telephone Corp	66,200		3,450
Mah Sing Group Bhd	166,600	153		Partron Co Ltd	22,589		366
Mitsui Fudosan Co Ltd	113,000	3,322		Samart Corp PCL (a)	532,900		391
Shenzhen Investment Ltd	336,000	127		SK Telecom Co Ltd	4,537		834
Shimao Property Holdings Ltd	448,500	882		Softbank Corp	83,700		4,872
Sumitomo Realty & Development Co Ltd	22,000	877		Taiwan Mobile Co Ltd	267,000		1,052
Sunac China Holdings Ltd	130,000	85		Telecity Group PLC	8,200		126
Surya Semesta Internusa Tbk PT	1,105,000	144		Telekomunikasi Indonesia Persero Tbk PT	832,500		927
Tokyo Tatemono Co Ltd	13,000	108		TeliaSonera AB	209,510		1,365
		$13,700		VimpelCom Ltd ADR	51,508		518
REITS - 1.32%				Vodacom Group Ltd	31,791		337
Fibra Uno Administracion SA de CV	168,200	565		Vodafone Group PLC	809,855		2,321
Granite Real Estate Investment Trust	3,217	111					$30,358
Japan Hotel REIT Investment Corp	264	100		Transportation - 2.63%
Mirvac Group	1,000,427	1,464		Canadian National Railway Co	44,500		4,333
RioCan Real Estate Investment Trust	46,500	1,117		Canadian Pacific Railway Ltd	22,000		2,668
Westfield Group	173,269	1,815		East Japan Railway Co	39,100		3,043
Westfield Retail Trust	328,453	929		Nippon Konpo Unyu Soko Co Ltd	7,500		125
		$6,101		Seino Holdings Co Ltd	23,000		202
Retail - 3.18%				Senko Co Ltd	45,000		231
Alimentation Couche Tard Inc	52,700	3,127		West Japan Railway Co	35,800		1,518
Aoyama Trading Co Ltd	7,700	205					$12,120
Cie Financiere Richemont SA	44,744	3,946		Water- 0.40%
Dollarama Inc	45,900	3,213		Cia de Saneamento Basico do Estado de Sao	18,459		191
GS Home Shopping Inc	903	187		Paulo
Inditex SA	7,009	864		United Utilities Group PLC	157,621		1,640
Lawson Inc	15,000	1,145					$1,831
Lotte Shopping Co Ltd	1,003	311
Man Wah Holdings Ltd	149,600	186		TOTAL COMMON STOCKS			$451,293
Pandora A/S	7,892	267		PREFERRED STOCKS - 0.67%	Shares Held	Value	(000	's)
Shimachu Co Ltd	7,400	182		Banks- 0.31%
Tsuruha Holdings Inc	2,300	217		Banco Bradesco SA	29,700		383
Valor Co Ltd	10,500	195		Itau Unibanco Holding SA	82,720		1,069
Woolworths Holdings Ltd/South Africa	96,853	631					$1,452
		$14,676
				Iron & Steel - 0.20%
Semiconductors - 2.94%				Vale SA	76,098		922
ARM Holdings PLC	163,726	1,981
Chipbond Technology Corp	118,000	287
Elan Microelectronics Corp	277,000	617		Telecommunications - 0.16%
King Yuan Electronics Co Ltd	315,000	231		Telefonica Brasil SA	32,300		730
MediaTek Inc	70,000	807
Novatek Microelectronics Corp	118,000	569		TOTAL PREFERRED STOCKS			$3,104
Samsung Electronics Co Ltd	3,323	3,884			Maturity
Semiconductor Manufacturing International	2,081,000	153		REPURCHASE AGREEMENTS - 0.29%	Amount (000's)	Value	(000	's)
Corp (b)				Banks- 0.29%
SK Hynix Inc (b)	17,110	464
				Investment in Joint Trading Account; Credit	$264		$265
Taiwan Semiconductor Manufacturing Co Ltd	895,140	3,241		Suisse Repurchase Agreement; 0.09%
Tokyo Electron Ltd	25,900	1,309		dated 06/28/2013 maturing 07/01/2013
		$13,543		(collateralized by US Government
Software - 0.76%				Securities; $269,758; 4.25% - 8.75%; dated
HCL Technologies Ltd	50,133	653		08/15/20 - 05/15/39)
Nihon Unisys Ltd	17,600	132
SAP AG	32,075	2,342
Tech Mahindra Ltd	20,922	373
		$3,500

See accompanying notes

44

Schedule of Investments
Diversified International Account
June 30, 2013 (unaudited)

			Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Country	Percent
(continued)	Amount (000's)	Value (000's)	Japan	18.20%
			United Kingdom	15.81%
Banks (continued)			Canada	7 .72%
Investment in Joint Trading Account; Deutsche $	106	$106	Germany	6.73%
Bank Repurchase Agreement; 0.18% dated			Switzerland	6.25%
06/28/2013 maturing 07/01/2013			Australia	4.19%
(collateralized by US Government			France	4 .16%
Securities; $107,904; 0.50% - 4.38%; dated			Sweden	3 .30%
01/09/15 - 08/08/19)			Korea, Republic Of	3 .17%
Investment in Joint Trading Account; JP	555	555	Taiwan, Province Of China	3.06%
Morgan Repurchase Agreement; 0.10%			China	2 .85%
dated 06/28/2013 maturing 07/01/2013			Brazil	2 .15%
(collateralized by US Government			Hong Kong	1 .78%
Securities; $566,494; 0.00% - 10.35%;			Denmark	1 .70%
dated 08/03/13 - 06/29/32)			India	1 .52%
Investment in Joint Trading Account; Merrill	391	391	Belgium	1.40%
Lynch Repurchase Agreement; 0.08%			South Africa	1 .34%
dated 06/28/2013 maturing 07/01/2013			Ireland	1 .25%
(collateralized by US Government			Russian Federation	1.24%
Securities; $398,951; 0.00% - 0.25%; dated			Italy	1 .12%
07/05/13 - 04/15/16)			Norway	1.06%
		$1,317	Mexico	1.01%
TOTAL REPURCHASE AGREEMENTS		$1,317	Netherlands	0 .90%
Total Investments		$455,714	Austria	0.79%
Other Assets in Excess of Liabilities, Net - 1.21%		$5,604	Finland	0.77%
TOTAL NET ASSETS - 100.00%		$461,318	Thailand	0 .70%
			Singapore	0.69%
			Malaysia	0 .69%
(a)	Fair value of these investments is determined in good faith by the		Bermuda	0 .68%
Manager under procedures established and periodically reviewed by the			Indonesia	0 .63%
Board of Directors. At the end of the period, the fair value of these			Spain	0.58%
securities totaled $4,710 or 1.02% of net assets.			United States	0 .36%
(b) Non-Income Producing Security			Turkey	0.32%
(c) Security is Illiquid			Macao	0 .23%
			Poland	0.23%
			Peru	0.17%
			Luxembourg	0.04%
			Other Assets in Excess of Liabilities, Net	1.21%
			TOTAL NET ASSETS	100.00%

See accompanying notes

45

Schedule of Investments
Equity Income Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.79%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.87%				Healthcare - Products - 1.69%
Lockheed Martin Corp	95,280	$10,334		Becton Dickinson and Co	45,901		$4,537
Raytheon Co	117,204	7,750		Medtronic Inc	119,121		6,131
		$18,084					$10,668
Apparel - 1.42%				Insurance - 8.09%
VF Corp	46,401	8,958		ACE Ltd	144,995		12,974
				Allianz SE ADR	192,544		2,813
				Allstate Corp/The	138,169		6,649
Automobile Manufacturers - 0.89%				Chubb Corp/The	58,469		4,949
PACCAR Inc	104,215	5,592		Fidelity National Financial Inc	313,923		7,475
				MetLife Inc	309,142		14,146
Automobile Parts & Equipment - 1.49%				Swiss Re AG ADR	26,400		1,969
Autoliv Inc	84,792	6,562					$50,975
Johnson Controls Inc	79,392	2,841
		$9,403		Machinery - Diversified - 1.42%
				Deere & Co	110,103		8,946
Banks - 9.23%
Australia & New Zealand Banking Group Ltd	57,492	1,502
ADR				Media - 0.48%
Banco Santander SA ADR	437,023	2,827		Walt Disney Co/The	48,090		3,037
Bank of Nova Scotia	104,686	5,606
Grupo Financiero Santander Mexico SAB de	84,775	1,205		Mining - 0.54%
CV ADR(a)				BHP Billiton Ltd ADR	58,496		3,373
JP Morgan Chase & Co	251,049	13,253
M&T Bank Corp	53,919	6,025
PNC Financial Services Group Inc/The	139,874	10,200		Miscellaneous Manufacturing - 1.85%
				3M Co	36,852		4,030
US Bancorp/MN	238,371	8,617		Parker Hannifin Corp	79,775		7,610
Wells Fargo & Co	215,815	8,907
		$58,142					$11,640
				Oil & Gas - 12.08%
Beverages - 1.18%				Chevron Corp	80,693		9,549
Coca-Cola Co/The	65,670	2,634		Crescent Point Energy Corp	99,543		3,376
Dr Pepper Snapple Group Inc	104,203	4,786		Encana Corp	225,003		3,812
		$7,420		Exxon Mobil Corp	108,131		9,770
Chemicals - 1.01%				Marathon Oil Corp	187,306		6,477
Air Products & Chemicals Inc	30,400	2,784		Marathon Petroleum Corp	113,581		8,071
EI du Pont de Nemours & Co	67,620	3,550		Occidental Petroleum Corp	104,002		9,280
		$6,334		Penn West Petroleum Ltd	604,210		6,392
				Royal Dutch Shell PLC - B shares ADR	177,885		11,788
Computers - 1.22%				Total SA ADR	156,317		7,613
Apple Inc	19,446	7,702					$76,128
				Pharmaceuticals - 11.86%
Distribution & Wholesale - 1.47%				Abbott Laboratories	161,249		5,624
Genuine Parts Co	118,254	9,232		AbbVie Inc	166,522		6,884
				GlaxoSmithKline PLC ADR	161,150		8,053
Diversified Financial Services - 2.01%				Johnson & Johnson	72,183		6,198
BlackRock Inc	49,353	12,676		Merck & Co Inc	268,544		12,474
				Novartis AG ADR	101,400		7,170
				Pfizer Inc	440,966		12,351
Electric - 3.71%				Roche Holding AG ADR	133,306		8,247
NextEra Energy Inc	93,630	7,629		Teva Pharmaceutical Industries Ltd ADR	196,784		7,714
Northeast Utilities	128,724	5,409					$74,715
Wisconsin Energy Corp	109,085	4,472
Xcel Energy Inc	205,970	5,837		Pipelines - 3.96%
		$23,347		Enterprise Products Partners LP	150,318		9,342
				Kinder Morgan Energy Partners LP	80,031		6,835
Electrical Components & Equipment - 0.81%				Kinder Morgan Inc/DE	229,279		8,747
Emerson Electric Co	93,310	5,089					$24,924
				Private Equity - 0.36%
Electronics - 0.67%				KKR & Co LP	116,400		2,288
Honeywell International Inc	53,232	4,223
				REITS - 4.43%
Food - 3.10%				American Capital Agency Corp	396,994		9,127
Kraft Foods Group Inc	121,806	6,805		Annaly Capital Management Inc	506,959		6,372
Kroger Co/The	288,822	9,976
Mondelez International Inc	95,643	2,729		Digital Realty Trust Inc	203,705		12,426
		$19,510					$27,925
				Retail - 2.35%
Gas - 0.97%				Costco Wholesale Corp	24,989		2,763
Sempra Energy	74,947	6,128		McDonald's Corp	63,443		6,281

See accompanying notes

46

Schedule of Investments
Equity Income Account
June 30, 2013 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	25 .26%
Retail (continued)				Consumer, Non-cyclical	17 .83%
Tiffany & Co	78,808	$5,740		Energy	16 .04%
		$14,784		Consumer, Cyclical	11 .47%
				Industrial	10 .33%
Semiconductors - 5.20%				Technology	8 .25%
Applied Materials Inc	438,011	6,531		Utilities	4 .68%
Intel Corp	460,654	11,157		Communications	3.52%
Maxim Integrated Products Inc	205,131	5,699		Basic Materials	1.55%
Microchip Technology Inc	183,074	6,819		Other Assets in Excess of Liabilities, Net	1.07%
Taiwan Semiconductor Manufacturing Co Ltd	140,340	2,571		TOTAL NET ASSETS	100.00%
ADR
		$32,777
Software - 1.83%
Microsoft Corp	333,116	11,503
Telecommunications - 3.04%
BCE Inc	135,573	5,561
CenturyLink Inc	119,533	4,226
Verizon Communications Inc	54,371	2,737
Vodafone Group PLC ADR	231,639	6,657
		$19,181
Toys, Games & Hobbies - 3.85%
Hasbro Inc	223,521	10,021
Mattel Inc	313,560	14,207
		$24,228
Transportation - 2.71%
Norfolk Southern Corp	66,805	4,853
Union Pacific Corp	32,746	5,052
United Parcel Service Inc	82,754	7,157
		$17,062
TOTAL COMMON STOCKS		$615,994
	Maturity
REPURCHASE AGREEMENTS - 1.14%	Amount (000's)	Value(000	's)
Banks- 1.14%
Investment in Joint Trading Account; Credit	$1,446	$1,446
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $1,475,153; 4.25% - 8.75%;
dated 08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	578	579
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $590,061; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	3,037	3,037
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $3,097,822; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	2,139	2,139
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $2,181,627; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$7,201
TOTAL REPURCHASE AGREEMENTS		$7,201
Total Investments		$623,195
Other Assets in Excess of Liabilities, Net - 1.07%		$6,751
TOTAL NET ASSETS - 100.00%		$629,946

(a) Non-Income Producing Security

See accompanying notes

47

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS- 31.43%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)
Automobile Asset Backed Securities - 0.22%			Mortgage Backed Securities (continued)
CPS Auto Trust			Ginnie Mae
2.20%, 03/16/2020(a)	$900	$897	0.74%, 05/16/2053(b)	$13,563	$1,033
			0.85%, 02/16/2053(b)	39,591	2,972
			0.87%, 02/16/2053(b)	15,839	1,241
Home Equity Asset Backed Securities - 1.27%			0.92%, 03/16/2052(b)	8,987	770
ACE Securities Corp Mortgage Loan Trust			0.92%, 04/16/2053(b)	17,148	881
Series 2007-D1			0.93%, 02/16/2053(b)	23,744	2,053
6.34%, 02/25/2038(a),(b)	3,300	3,281
			0.95%, 11/16/2052(b)	19,812	1,681
6.93%, 02/25/2038(a)	1,861	1,871
			0.98%, 09/16/2053(b)	14,895	1,187
		$5,152	1.03%, 02/16/2055(b)	27,204	1,622
Mortgage Backed Securities - 29.10%			1.06%, 04/16/2053(b)	9,844	853
Banc of America Commercial Mortgage Trust			1.40%, 09/16/2053(b)	16,187	1,195
2007-4			1.58%, 09/16/2054(b)	1,992	1,986
6.00%, 02/10/2051(b)	1,000	1,082	3.50%, 12/20/2034(b)	11,025	1,231
BCAP LLC 2010-RR2 Trust			3.50%, 03/20/2036	2,483	2,640
2.41%, 06/26/2045(a),(b),(c)	2,400	2,064	3.50%, 07/16/2045	1,900	1,981
Bear Stearns Asset Backed Securities I Trust			4.00%, 09/16/2026(b)	6,329	704
2005-AC6			4.00%, 04/20/2038(b)	3,876	573
5.25%, 09/25/2020(b)	3,903	3,983	4.00%, 12/16/2039	2,078	2,203
BNPP Mortgage Securities LLC 2009-1 Trust			Jefferies Resecuritization Trust 2009-R2
6.00%, 08/27/2037(a),(c)	3,000	3,044	2.87%, 12/26/2037(a),(b)	1,612	1,625
CD 2006-CD2 Mortgage Trust			Jefferies Resecuritization Trust 2010-R4
5.53%, 01/15/2046(b)	2,000	2,139	5.00%, 10/26/2036(a)	2,953	2,996
CHL Mortgage Pass-Through Trust 2004-9			JP Morgan Chase Commercial Mortgage
5.25%, 06/25/2034	729	751	Securities Corp Series 2005-LDP3
Citigroup Mortgage Loan Trust 2009-11			5.17%, 08/15/2042(b)	2,200	2,292
1.54%, 10/25/2035(a),(b)	375	365	JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2010-10			Securities Trust 2006-LDP9
2.57%, 02/25/2036(a),(b)	1,400	1,196	5.37%, 05/15/2047	2,200	2,321
Citigroup Mortgage Loan Trust 2010-8			JP Morgan Chase Commercial Mortgage
4.50%, 12/25/2036(a)	1,517	1,555	Securities Trust 2011-C5
Citigroup Mortgage Loan Trust 2010-9			5.49%, 08/15/2046(a),(b)	2,000	2,147
4.25%, 01/25/2036(a)	3,128	3,137	JP Morgan Chase Commercial Mortgage
Credit Suisse Mortgage Capital Certificates			Securities Trust 2013-C10
2.92%, 08/27/2037(a),(b)	1,007	1,008	3.37%, 12/15/2047(b)	1,200	1,130
6.00%, 01/27/2047(a)	1,925	1,982	JP Morgan Chase Commercial Mortgage
CSMC Trust 2013-IVR1			Series Trust 2013-LC11
3.00%, 03/25/2043(a),(b)	1,982	1,916	3.22%, 04/15/2046(b)	2,000	1,853
Fannie Mae Grantor Trust 2005-T1			LB-UBS Commercial Mortgage Trust 2005-
0.54%, 05/25/2035(b)	535	527	C7
Fannie Mae REMICS			5.32%, 11/15/2040	1,800	1,910
0.49%, 10/25/2018(b)	50	50	LB-UBS Commercial Mortgage Trust 2006-
2.00%, 02/25/2040(b)	2,049	2,025	C6
3.50%, 11/25/2042(b)	7,868	1,775	5.45%, 09/15/2039	2,300	2,412
4.00%, 11/25/2042(b)	3,916	1,076	MASTR Adjustable Rate Mortgages Trust
6.50%, 02/25/2047	465	509	2004-13
7.00%, 04/25/2032	396	457	2.63%, 11/21/2034(b)	3,553	3,626
8.70%, 12/25/2019	7	7	Morgan Stanley Capital I Trust 2005-HQ6
First Horizon Alternative Mortgage Securities			5.07%, 08/13/2042(b)	3,000	3,143
Trust 2004-AA3			Morgan Stanley Capital I Trust 2005-TOP17
2.31%, 09/25/2034(b)	2,000	1,901	4.84%, 12/13/2041	800	824
Freddie Mac REMICS			Morgan Stanley Re-REMIC Trust 2010-R1
0.49%, 06/15/2018(b)	95	95	3.00%, 07/26/2035(a),(b)	1,300	1,295
1.50%, 04/15/2028	2,978	2,885	Morgan Stanley Re-REMIC Trust 2010-R4
2.50%, 11/15/2032	2,036	2,050	5.50%, 08/26/2047(a)	678	681
2.50%, 10/15/2036(b)	936	958	Sequoia Mortgage Trust 2013-1
2.50%, 02/15/2043	1,981	1,937	1.86%, 02/25/2043(b)	855	772
3.50%, 06/15/2040	1,561	1,622	Sequoia Mortgage Trust 2013-2
3.50%, 10/15/2042(b)	4,357	982	1.87%, 02/25/2043(b)	948	855
4.00%, 09/15/2018	280	285	Springleaf Mortgage Loan Trust
4.00%, 02/15/2035(b)	6,218	610	2.31%, 06/25/2058(a),(b)	1,100	1,102
4.00%, 01/15/2039	400	416			$118,328
4.00%, 05/15/2039	4,200	4,351
4.00%, 08/15/2039(b)	9,470	1,476	Other Asset Backed Securities - 0.84%
4.00%, 10/15/2040	3,000	3,142	Ameriquest Mortgage Securities Inc Asset-
4.50%, 05/15/2037 (b)	1,687	1,819	Backed Pass-Through Ctfs Ser 2005-R7
			0.67%, 09/25/2035(b)	2,000	1,798
4.50%, 03/15/2040	3,000	3,186	Chase Funding Trust Series 2004-1
4.50%, 05/15/2040	2,000	2,175	0.65%, 12/25/2033(b)	100	99

See accompanying notes

48

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)(continued)
Other Asset Backed Securities (continued)
Springleaf Funding Trust
3.92%, 01/16/2023(a),(b),(c)	$1,500	$1,498		6.00%, 09/01/2032	$69	$76
				6.00%, 11/01/2033	177	195
		$3,395		6.00%, 11/01/2033	212	233
TOTAL BONDS		$127,772		6.00%, 05/01/2034	494	543
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 05/01/2034	692	745
AGENCY OBLIGATIONS - 66.12%	Amount (000's)	Value(000	's)	6.00%, 09/01/2034	199	219
Federal Home Loan Mortgage Corporation (FHLMC) - 19.68%				6.00%, 02/01/2035	164	180
				6.00%, 10/01/2036(b)	260	285
2.00%, 01/01/2028	$2,428	$2,367		6.00%, 03/01/2037	244	269
2.40%, 09/01/2032(b)	37	37
				6.00%, 12/01/2037	1,353	1,470
2.50%, 09/01/2027	3,746	3,773		6.00%, 01/01/2038(b)	118	129
2.50%, 09/01/2027	919	925		6.00%, 01/01/2038	824	911
3.00%, 01/01/2027	1,752	1,806		6.00%, 01/01/2038	353	390
3.00%, 02/01/2027	2,307	2,377		6.00%, 04/01/2038	221	242
3.00%, 02/01/2027	827	852		6.50%, 11/01/2016	29	31
3.00%, 04/01/2042	1,697	1,657		6.50%, 06/01/2017	77	82
3.00%, 08/01/2042	1,431	1,397		6.50%, 06/01/2018	9	10
3.00%, 10/01/2042	1,944	1,900		6.50%, 08/01/2021	10	11
3.00%, 10/01/2042	1,758	1,716		6.50%, 12/01/2021	68	75
3.00%, 10/01/2042	961	939		6.50%, 04/01/2022	74	82
3.00%, 05/01/2043	1,994	1,948		6.50%, 05/01/2022	39	43
3.50%, 02/01/2032	3,120	3,214		6.50%, 05/01/2023	23	25
3.50%, 04/01/2042	872	885		6.50%, 04/01/2024	13	15
3.50%, 04/01/2042	3,268	3,315		6.50%, 04/01/2026	10	11
3.50%, 07/01/2042	4,101	4,162		6.50%, 05/01/2026	10	11
3.50%, 09/01/2042	1,901	1,929		6.50%, 05/01/2026	8	8
3.50%, 10/01/2042	1,119	1,137		6.50%, 12/01/2027	15	17
4.00%, 08/01/2026	1,449	1,521		6.50%, 01/01/2028	13	15
4.00%, 08/01/2039	1,692	1,760		6.50%, 03/01/2028	9	11
4.00%, 12/01/2040	2,992	3,142		6.50%, 09/01/2028	5	6
4.00%, 12/01/2040	859	902		6.50%, 09/01/2028	16	18
4.50%, 08/01/2033	155	163		6.50%, 10/01/2028	59	68
4.50%, 07/01/2039	1,881	2,017		6.50%, 11/01/2028	12	14
4.50%, 05/01/2040	2,024	2,133		6.50%, 12/01/2028	29	32
4.50%, 03/01/2041	2,656	2,847		6.50%, 03/01/2029	11	13
4.50%, 05/01/2041	1,829	1,961		6.50%, 04/01/2029	171	197
4.50%, 08/01/2041	1,892	2,029		6.50%, 07/01/2031	75	85
5.00%, 10/01/2025	577	622		6.50%, 08/01/2031	7	7
5.00%, 02/01/2033	690	741		6.50%, 10/01/2031	13	15
5.00%, 06/01/2033	491	544		6.50%, 10/01/2031	28	31
5.00%, 08/01/2033	356	389		6.50%, 12/01/2031	54	61
5.00%, 08/01/2033	329	353		6.50%, 01/01/2032	142	161
5.00%, 05/01/2035	214	229		6.50%, 02/01/2032	52	59
5.00%, 07/01/2035	62	66		6.50%, 05/01/2032	122	139
5.00%, 07/01/2035	115	125		6.50%, 08/01/2032	129	146
5.00%, 10/01/2035	191	209		6.50%, 04/01/2035	32	36
5.00%, 10/01/2038	910	962		7.00%, 09/01/2023	17	19
5.00%, 06/01/2039	1,466	1,564		7.00%, 12/01/2023	9	10
5.00%, 09/01/2039	1,589	1,740		7.00%, 01/01/2024	11	12
5.00%, 01/01/2040	1,635	1,766		7.00%, 09/01/2027	12	14
5.00%, 06/01/2041	1,913	2,076		7.00%, 01/01/2028	110	125
5.50%, 04/01/2018	117	125		7.00%, 04/01/2028	56	66
5.50%, 11/01/2018	277	297		7.00%, 05/01/2028	8	10
5.50%, 03/01/2024	38	41		7.00%, 08/01/2028	13	15
5.50%, 03/01/2033	504	546		7.00%, 06/01/2031	5	6
5.50%, 12/01/2033	495	537		7.00%, 10/01/2031	24	28
5.50%, 09/01/2035	455	491		7.00%, 10/01/2031	22	26
5.50%, 01/01/2038	547	587		7.00%, 04/01/2032	167	193
5.50%, 02/01/2038	676	722		7.50%, 10/01/2030	28	34
5.50%, 04/01/2038	58	63		7.50%, 02/01/2031	11	12
5.50%, 05/01/2038	219	236		7.50%, 02/01/2031	13	15
5.50%, 08/01/2038	1,559	1,676		7.50%, 02/01/2031	22	27
6.00%, 04/01/2017	63	68		8.00%, 10/01/2030	44	54
6.00%, 04/01/2017	52	55		8.00%, 12/01/2030	8	9
6.00%, 05/01/2017	60	63		8.50%, 07/01/2029	45	53
6.00%, 07/01/2017	41	44				$80,014
6.00%, 12/01/2023	15	17
6.00%, 05/01/2031	35	39		Federal National Mortgage Association (FNMA) - 29.63%
6.00%, 12/01/2031	54	60		2.00%, 10/01/2027	944	920

See accompanying notes

49

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.00%, 10/01/2027	$932	$908	5.50%, 02/01/2034	$875	$943
2.00%, 10/01/2027	2,448	2,387	5.50%, 08/01/2034	92	99
2.00%, 02/01/2028	1,734	1,691	5.50%, 09/01/2034	860	943
2.00%, 03/01/2028	2,634	2,569	5.50%, 09/01/2035	1,284	1,425
2.29%, 07/01/2034(b)	125	132	5.50%, 11/01/2035	498	543
2.50%, 05/01/2027	2,505	2,524	5.50%, 08/01/2036	403	440
2.50%, 06/01/2027	2,973	2,995	5.50%, 02/01/2037	26	29
2.50%, 06/01/2027	2,405	2,423	5.50%, 03/01/2038	440	491
2.50%, 05/01/2028	1,493	1,504	5.50%, 03/01/2038	642	707
2.53%, 12/01/2032(b)	99	105	5.50%, 08/01/2038	370	411
3.00%, 08/01/2042	3,557	3,480	6.00%, 08/01/2016	33	35
3.00%, 10/01/2042	4,074	3,987	6.00%, 12/01/2016	60	63
3.00%, 10/01/2042	2,890	2,828	6.00%, 08/01/2017	100	106
3.00%, 11/01/2042	985	946	6.00%, 06/01/2022	71	77
3.00%, 02/01/2043	1,984	1,942	6.00%, 03/01/2026	9	9
3.00%, 02/01/2043	2,082	2,037	6.00%, 11/01/2028	27	30
3.00%, 04/01/2043	1,744	1,676	6.00%, 08/01/2031	116	128
3.50%, 02/01/2042	2,256	2,298	6.00%, 12/01/2031	24	27
3.50%, 07/01/2042	2,300	2,346	6.00%, 01/01/2033	205	226
3.50%, 09/01/2042	2,172	2,208	6.00%, 02/01/2034	63	70
3.50%, 09/01/2042	3,798	3,866	6.00%, 05/01/2037	740	808
3.50%, 11/01/2042	2,734	2,782	6.00%, 07/01/2037	878	961
3.50%, 12/01/2042	2,842	2,893	6.00%, 11/01/2037	181	201
4.00%, 12/01/2024	2,089	2,255	6.00%, 12/01/2037	32	35
4.00%, 05/01/2025	1,002	1,057	6.00%, 03/01/2038	258	287
4.00%, 11/01/2040	1,623	1,691	6.00%, 05/01/2038	635	702
4.00%, 12/01/2040	1,228	1,289	6.00%, 08/01/2038	1,726	1,911
4.00%, 01/01/2041	2,795	2,915	6.00%, 10/01/2038	576	630
4.00%, 02/01/2041	3,137	3,292	6.50%, 06/01/2016	37	39
4.00%, 02/01/2041	2,534	2,641	6.50%, 08/01/2017	57	60
4.00%, 03/01/2041	3,603	3,792	6.50%, 11/01/2023	82	92
4.00%, 04/01/2041	2,742	2,864	6.50%, 05/01/2024	34	37
4.00%, 11/01/2041	1,471	1,535	6.50%, 09/01/2024	41	46
4.00%, 04/01/2042	1,612	1,685	6.50%, 07/01/2025	16	18
4.50%, 12/01/2019	102	109	6.50%, 08/01/2025	50	55
4.50%, 01/01/2020	406	431	6.50%, 02/01/2026	13	15
4.50%, 09/01/2025	2,343	2,526	6.50%, 03/01/2026	5	6
4.50%, 09/01/2039	1,900	2,051	6.50%, 05/01/2026	10	12
4.50%, 12/01/2040	1,159	1,236	6.50%, 06/01/2026	5	6
4.50%, 09/01/2041	2,416	2,560	6.50%, 07/01/2028	13	15
5.00%, 01/01/2018	261	279	6.50%, 09/01/2028	22	25
5.00%, 11/01/2018	226	241	6.50%, 02/01/2029	6	6
5.00%, 05/01/2034	705	761	6.50%, 03/01/2029	17	19
5.00%, 04/01/2035	445	478	6.50%, 04/01/2029	17	20
5.00%, 04/01/2035	274	303	6.50%, 07/01/2029	276	310
5.00%, 07/01/2035	27	29	6.50%, 06/01/2031	20	23
5.00%, 07/01/2035	563	607	6.50%, 06/01/2031	13	15
5.00%, 08/01/2035	123	133	6.50%, 09/01/2031	20	23
5.00%, 12/01/2039	1,541	1,687	6.50%, 01/01/2032	16	18
5.00%, 04/01/2040	1,291	1,398	6.50%, 03/01/2032	111	128
5.00%, 05/01/2040	2,003	2,192	6.50%, 04/01/2032	80	92
5.00%, 06/01/2040	1,134	1,231	6.50%, 08/01/2032	36	41
5.06%, 12/01/2033(b)	366	391	6.50%, 11/01/2032	37	41
5.50%, 08/01/2017	70	74	6.50%, 11/01/2032	70	76
5.50%, 12/01/2017	74	79	6.50%, 12/01/2032	95	107
5.50%, 01/01/2018	179	189	6.50%, 02/01/2033	69	77
5.50%, 07/01/2019	79	86	6.50%, 07/01/2034	264	298
5.50%, 08/01/2019	45	49	6.50%, 07/01/2034	118	130
5.50%, 08/01/2019	130	137	6.50%, 02/01/2036	646	716
5.50%, 08/01/2019	20	22	6.50%, 09/01/2036	2,649	2,976
5.50%, 08/01/2019	38	40	6.50%, 12/01/2036	266	298
5.50%, 08/01/2019	24	26	6.50%, 07/01/2037	97	108
5.50%, 08/01/2019	20	21	6.50%, 07/01/2037	85	95
5.50%, 09/01/2019	112	121	6.50%, 10/01/2037	2,371	2,666
5.50%, 10/01/2019	38	41	6.50%, 02/01/2038	81	91
5.50%, 05/01/2024	92	100	6.50%, 02/01/2039	818	908
5.50%, 05/01/2033	44	49	7.00%, 01/01/2027	9	10
5.50%, 06/01/2033	196	214	7.00%, 11/01/2027	9	11
5.50%, 06/01/2033	234	258	7.00%, 08/01/2028	47	54
5.50%, 09/01/2033	1,099	1,228	7.00%, 12/01/2028	31	35

See accompanying notes

50

Schedule of Investments
Government & High Quality Bond Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)(continued)
Federal National Mortgage Association (FNMA) (continued)
7.00%, 04/01/2029	$20	$23
7.00%, 10/01/2029	50	58	7.00%, 01/15/2028	$3	$3
7.00%, 05/01/2031	5	6	7.00%, 01/15/2028	3	3
7.00%, 11/01/2031	111	127	7.00%, 01/15/2028	7	8
			7.00%, 01/15/2028	3	4
7.50%, 04/01/2022	2	3	7.00%, 01/15/2028	14	16
7.50%, 07/01/2027	2	3
7.50%, 11/01/2029	28	30	7.00%, 03/15/2028	166	194
			7.00%, 05/15/2028	61	71
7.50%, 05/01/2031	65	71	7.00%, 01/15/2029	21	24
8.00%, 05/01/2027	48	53
8.00%, 09/01/2027	15	15	7.00%, 03/15/2029	9	11
			7.00%, 05/15/2031	22	26
8.00%, 06/01/2030	5	6	7.00%, 06/20/2031	20	23
8.50%, 02/01/2023	1	1
8.50%, 10/01/2027	38	39	7.00%, 09/15/2031	54	63
			7.00%, 06/15/2032	248	289
9.00%, 09/01/2030	12	15	7.50%, 01/15/2023	1	1
		$120,445	7.50%, 01/15/2023	1	2
Government National Mortgage Association (GNMA) - 11.88%			7.50%, 01/15/2023	1	1
			7.50%, 02/15/2023	6	7
3.00%, 04/15/2027	1,716	1,779	7.50%, 02/15/2023	3	3
3.00%, 11/15/2042	1,973	1,955	7.50%, 03/15/2023	9	10
3.00%, 12/15/2042	3,950	3,915	7.50%, 03/15/2023	4	4
3.50%, 05/20/2027	1,528	1,606	7.50%, 04/15/2023	26	29
3.50%, 11/15/2041	3,089	3,175	7.50%, 06/15/2023	3	3
3.50%, 12/20/2041	2,482	2,551	7.50%, 06/15/2023	7	7
3.50%, 01/15/2043	2,358	2,429	7.50%, 07/15/2023	1	1
4.00%, 03/20/2040	2,644	2,785	7.50%, 09/15/2023	5	5
4.00%, 08/15/2041	2,207	2,328	7.50%, 09/15/2023	5	5
4.50%, 09/20/2039	1,789	1,909	7.50%, 10/15/2023	9	10
4.50%, 03/20/2040	2,256	2,431	7.50%, 11/15/2023	9	10
4.50%, 07/15/2040	7,512	8,116	8.00%, 07/15/2026	2	3
5.00%, 09/15/2033	17	19	8.00%, 08/15/2026	5	6
5.00%, 02/15/2034	1,007	1,098	8.00%, 01/15/2027	2	2
5.00%, 09/15/2039	167	184	8.00%, 02/15/2027	1	1
5.00%, 09/15/2039	4,143	4,486	8.00%, 06/15/2027	1	—
5.50%, 07/20/2033	461	513			$48,312
5.50%, 11/15/2033	109	120
5.50%, 02/20/2034	388	432	U.S. Treasury - 4.93%
5.50%, 03/20/2034	487	533	1.75%, 10/31/2018	3,600	3,651
5.50%, 05/20/2035	469	515	3.13%, 05/15/2021	4,500	4,832
5.50%, 11/15/2038	537	589	4.25%, 11/15/2040	2,900	3,335
5.50%, 01/15/2039	215	236	4.88%, 08/15/2016	3,000	3,384
5.50%, 01/15/2039	686	762	6.25%, 08/15/2023	3,600	4,831
5.50%, 03/15/2039	536	593			$20,033
6.00%, 06/20/2024	29	32	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 06/20/2024	104	116	OBLIGATIONS		$268,804
6.00%, 02/20/2026	7	7		Maturity
6.00%, 04/20/2026	17	18	REPURCHASE AGREEMENTS - 1.68%	Amount (000's) Value (000's)
6.00%, 05/20/2026	9	10
6.00%, 06/20/2026	12	14	Banks- 1.68%
6.00%, 06/20/2026	13	14	Investment in Joint Trading Account; Credit	$1,373	$1,373
6.00%, 07/20/2026	10	11	Suisse Repurchase Agreement; 0.09%
6.00%, 09/20/2026	11	12	dated 06/28/2013 maturing 07/01/2013
6.00%, 03/20/2027	26	29	(collateralized by US Government
6.00%, 01/20/2028	9	10	Securities; $1,400,427; 4.25% - 8.75%;
6.00%, 03/20/2028	7	8	dated 08/15/20 - 05/15/39)
6.00%, 06/20/2028	40	44	Investment in Joint Trading Account; Deutsche	549	549
6.00%, 07/20/2028	25	28	Bank Repurchase Agreement; 0.18% dated
6.00%, 02/20/2029	25	29	06/28/2013 maturing 07/01/2013
6.00%, 03/20/2029	50	56	(collateralized by US Government
6.00%, 07/20/2029	51	57	Securities; $560,171; 0.50% - 4.38%; dated
6.00%, 05/20/2032(b)	96	108	01/09/15 - 08/08/19)
6.00%, 07/20/2033	339	380	Investment in Joint Trading Account; JP	2,883	2,883
6.50%, 12/20/2025	17	19	Morgan Repurchase Agreement; 0.10%
6.50%, 01/20/2026	41	46	dated 06/28/2013 maturing 07/01/2013
6.50%, 02/20/2026	25	29	(collateralized by US Government
6.50%, 03/20/2031	30	35	Securities; $2,940,898; 0.00% - 10.35%;
6.50%, 04/20/2031	32	37	dated 08/03/13 - 06/29/32)
6.50%, 04/20/2034	62	71
6.50%, 11/15/2038	1,039	1,172
7.00%, 12/15/2027	14	16

See accompanying notes

51

Schedule of Investments Government & High Quality Bond Account June 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$2,031	$2,031
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $2,071,114; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$6,836
TOTAL REPURCHASE AGREEMENTS		$6,836
Total Investments		$403,412
Other Assets in Excess of Liabilities, Net - 0.77%		$3,145
TOTAL NET ASSETS - 100.00%		$406,557

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $33,660 or 8.28% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2013.
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $6,606 or 1.62% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		90.29%
Government		4.93%
Asset Backed Securities		2 .33%
Financial		1 .68%
Other Assets in Excess of Liabilities, Net		0 .77%
TOTAL NET ASSETS		100.00%

See accompanying notes

52

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
SONICblue Inc (a),(b)	500,000	$—		Biotechnology (continued)
				Gilead Sciences Inc
Transportation - 0.00%				4.40%, 12/01/2021	$1,000		$1,074
Trailer Bridge Inc (a),(b)	1,186	—					$3,632
				Chemicals - 1.09%
TOTAL COMMON STOCKS		$—		Airgas Inc
	Principal			1.65%, 02/15/2018	1,000		971
BONDS- 71.43%	Amount (000's)	Value(000	's)	4.50%, 09/15/2014	2,000		2,086
Aerospace & Defense - 0.41%							$3,057
Boeing Co/The				Commercial Services - 1.92%
8.75%, 08/15/2021	$850	$1,148		Ceridian Corp
				11.25%, 11/15/2015 (c)	3,000		3,041
				ERAC USA Finance LLC
Airlines - 0.42%				6.38%, 10/15/2017(d)	1,000		1,161
Southwest Airlines Co 1994-A Pass Through				7.00%, 10/15/2037(d)	1,000		1,178
Trust
9.15%, 07/01/2016	1,100	1,173					$5,380
				Computers - 0.58%
Automobile Floor Plan Asset Backed Securities - 1.42%				Apple Inc
Ally Master Owner Trust				2.40%, 05/03/2023	1,750		1,623
0.64%, 04/15/2018(c)	2,000	1,990
Ford Credit Floorplan Master Owner Trust A				Diversified Financial Services - 4.12%
0.57%, 01/15/2018(c)	1,000	999		DVI Inc
Nissan Master Owner Trust Receivables				0.00%, 02/01/2004(a),(b),(e)	900		63
0.49%, 02/15/2018(c)	1,000	1,000		0.00%, 02/01/2004(a),(b),(e)	400		28
		$3,989		Ford Motor Credit Co LLC
Banks- 9.80%				3.98%, 06/15/2016	3,000		3,143
Bank of America Corp				General Electric Capital Corp
				1.27%, 03/15/2023(c)	2,000		1,982
5.42%, 03/15/2017	800	857
8.00%, 12/29/2049(c)	1,000	1,114		4.65%, 10/17/2021	1,000		1,061
8.13%, 12/29/2049(c)	1,000	1,125		5.30%, 02/11/2021	500		548
Citigroup Inc				International Lease Finance Corp
				8.75%, 03/15/2017(c)	1,500		1,670
3.95%, 06/15/2016	2,000	2,108
4.50%, 01/14/2022	1,000	1,042		Jefferies Group LLC
Goldman Sachs Group Inc/The				5.13%, 04/13/2018	750		784
3.63%, 02/07/2016	500	522		6.25%, 01/15/2036	1,425		1,375
5.38%, 03/15/2020	2,000	2,170		8.50%, 07/15/2019	750		904
ING Bank NV							$11,558
5.00%, 06/09/2021(d)	1,000	1,074		Electric - 7.89%
JP Morgan Chase & Co				Exelon Generation Co LLC
5.13%, 09/15/2014	850	892		6.20%, 10/01/2017	2,000		2,286
7.90%, 04/29/2049(c)	2,000	2,260		GenOn Americas Generation LLC
Morgan Stanley				8.50%, 10/01/2021	1,250		1,344
4.75%, 04/01/2014	850	868		GenOn Energy Inc
5.50%, 07/28/2021	1,000	1,068		9.88%, 10/15/2020	750		825
6.25%, 08/09/2026	850	932		LG&E and KU Energy LLC
PNC Financial Services Group Inc/The				4.38%, 10/01/2021	1,000		1,042
6.75%, 07/29/2049(c)	2,000	2,170		Metropolitan Edison Co
SunTrust Bank/Atlanta GA				3.50%, 03/15/2023(d)	1,000		958
2.75%, 05/01/2023	1,000	920		Nisource Finance Corp
US Bancorp/MN				5.25%, 09/15/2017	2,000		2,225
1.65%, 05/15/2017	3,000	2,991		Oncor Electric Delivery Co LLC
Wells Fargo & Co				7.00%, 09/01/2022	2,000		2,483
4.63%, 04/15/2014	1,900	1,962		PacifiCorp
7.98%, 03/29/2049(c)	3,000	3,390		4.95%, 08/15/2014	775		808
		$27,465		5.25%, 06/15/2035	850		927
Beverages - 1.52%				6.25%, 10/15/2037	500		608
Anheuser-Busch InBev Worldwide Inc				PPL Energy Supply LLC
2.50%, 07/15/2022	750	700		5.70%, 10/15/2035	2,000		2,148
7.75%, 01/15/2019	2,000	2,530		Solar Star Funding LLC
				5.38%, 06/30/2035(b),(d)	1,500		1,500
Innovation Ventures LLC / Innovation
Ventures Finance Corp				Southwestern Electric Power Co
9.50%, 08/15/2019(d)	1,250	1,041		3.55%, 02/15/2022	1,000		977
				5.38%, 04/15/2015	1,275		1,363
		$4,271		TransAlta Corp
Biotechnology - 1.30%				4.50%, 11/15/2022	1,750		1,669
Amgen Inc				Tucson Electric Power Co
3.63%, 05/15/2022	500	500		3.85%, 03/15/2023	1,000		970
3.88%, 11/15/2021	2,000	2,058					$22,133

See accompanying notes

53

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Entertainment - 0.09%			Lodging - 0.74%
Peninsula Gaming LLC / Peninsula Gaming			Boyd Gaming Corp
Corp			9.13%, 12/01/2018	$2,000		$2,085
8.38%, 02/15/2018(d)	$250	$260
			Media- 2.34%
Environmental Control - 1.67%			Comcast Corp
ADS Waste Holdings Inc			6.45%, 03/15/2037	2,000		2,391
8.25%, 10/01/2020(d)	1,500	1,530	Historic TW Inc
Republic Services Inc			9.15%, 02/01/2023	250		340
3.55%, 06/01/2022	1,000	973	News America Inc
5.00%, 03/01/2020	2,000	2,190	6.40%, 12/15/2035	1,000		1,117
		$4,693	8.00%, 10/17/2016	1,000		1,202
			Time Warner Cable Inc
Food- 0.57%			6.55%, 05/01/2037	1,500		1,502
Ingredion Inc						$6,552
4.63%, 11/01/2020	1,500	1,587
			Mining - 0.65%
			Xstrata Canada Corp
Forest Products & Paper - 0.74%			6.00%, 10/15/2015	1,675		1,824
Plum Creek Timberlands LP
4.70%, 03/15/2021	2,000	2,069
			Oil & Gas - 5.34%
			BG Energy Capital PLC
Gas- 0.62%			4.00%, 10/15/2021(d)	2,000		2,079
Sempra Energy			BP Capital Markets PLC
6.15%, 06/15/2018	1,500	1,752	3.25%, 05/06/2022	1,000		970
			4.75%, 03/10/2019	2,000		2,221
Healthcare - Services - 2.26%			Nabors Industries Inc
Alliance HealthCare Services Inc			5.00%, 09/15/2020	1,000		1,019
8.00%, 12/01/2016	3,000	3,023	Petro-Canada
HCA Inc			4.00%, 07/15/2013	850		851
7.50%, 11/06/2033	250	258	9.25%, 10/15/2021	1,075		1,449
HealthSouth Corp			Phillips 66
7.25%, 10/01/2018	238	254	4.30%, 04/01/2022	1,000		1,033
7.75%, 09/15/2022	904	963	Rowan Cos Inc
MultiPlan Inc			4.88%, 06/01/2022	750		774
9.88%, 09/01/2018(d)	1,000	1,087	5.00%, 09/01/2017	2,000		2,162
Vantage Oncology LLC / Vantage Oncology			W&T Offshore Inc
Finance Co			8.50%, 06/15/2019	1,000		1,033
9.50%, 06/15/2017(d)	750	742	XTO Energy Inc
		$6,327	6.75%, 08/01/2037	1,000		1,371
Insurance - 3.39%						$14,962
Aspen Insurance Holdings Ltd			Oil & Gas Services - 1.81%
6.00%, 08/15/2014	1,425	1,494	Exterran Partners LP / EXLP Finance Corp
Farmers Insurance Exchange			6.00%, 04/01/2021(d)	2,000		1,970
6.00%, 08/01/2014(d)	850	888	Schlumberger Investment SA
Fidelity National Financial Inc			3.30%, 09/14/2021(d)	1,000		1,005
6.60%, 05/15/2017	2,500	2,771	Weatherford International Ltd/Bermuda
First American Financial Corp			5.13%, 09/15/2020	2,000		2,096
4.30%, 02/01/2023	2,000	1,924				$5,071
Prudential Financial Inc
7.38%, 06/15/2019	1,000	1,222	Other Asset Backed Securities - 0.71%
8.88%, 06/15/2068(c)	1,000	1,208	PFS Financing Corp
			0.64%, 04/17/2017(c),(d)	1,000		997
		$9,507	0.74%, 02/15/2018(c),(d)	1,000		996
Iron & Steel - 1.47%						$1,993
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,125	Packaging & Containers - 0.34%
ArcelorMittal			Sealed Air Corp
			6.88%, 07/15/2033(d)	1,000		950
6.00%, 03/01/2021(c)	2,000	1,990
		$4,115
			Pharmaceuticals - 0.33%
Leisure Products & Services - 1.69%			AbbVie Inc
Carnival Corp			2.90%, 11/06/2022(d)	1,000		935
7.20%, 10/01/2023	1,475	1,686
Royal Caribbean Cruises Ltd
6.88%, 12/01/2013	850	865	Pipelines - 2.27%
7.25%, 03/15/2018	1,000	1,125	ANR Pipeline Co
Seven Seas Cruises S de RL LLC			9.63%, 11/01/2021	1,000		1,417
9.13%, 05/15/2019	1,000	1,060	El Paso Natural Gas Co LLC
		$4,736	7.50%, 11/15/2026	2,100		2,521

See accompanying notes

54

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS - 1.20%	Amount (000's)	Value(000	's)
Pipelines (continued)			Automobile Parts & Equipment - 0.87%
Express Pipeline LP			Meritor Inc
7.39%, 12/31/2019(d)	$1,200	$1,310	7.88%, 03/01/2026(d)	$2,000	$2,431
Southern Natural Gas Co LLC
8.00%, 03/01/2032	850	1,127	Pharmaceuticals - 0.33%
		$6,375	Omnicare Inc
Real Estate - 0.84%			3.25%, 12/15/2035	894	921
WEA Finance LLC / WT Finance Aust Pty
Ltd			TOTAL CONVERTIBLE BONDS		$3,352
6.75%, 09/02/2019(d)	2,000	2,362	SENIOR FLOATING RATE INTERESTS -	Principal
			1.02%	Amount (000's)	Value(000	's)
REITS- 9.07%			Entertainment - 0.39%
Alexandria Real Estate Equities Inc			CCM Merger Inc, Term Loan
4.60%, 04/01/2022	1,250	1,274	5.00%, 02/01/2017(c)	$1,079	$1,083
Arden Realty LP
5.25%, 03/01/2015	1,000	1,062
BioMed Realty LP			Transportation - 0.63%
3.85%, 04/15/2016	1,000	1,049	Trailer Bridge Inc, Term Loan
			10.00%, 04/02/2016 (b),(c),(e)	1,775	1,775
4.25%, 07/15/2022	1,000	983
6.13%, 04/15/2020	1,000	1,119
CubeSmart LP			TOTAL SENIOR FLOATING RATE INTERESTS		$2,858
4.80%, 07/15/2022	1,750	1,816	U.S. GOVERNMENT & GOVERNMENT	Principal
Duke Realty LP			AGENCY OBLIGATIONS - 22.62%	Amount (000's)	Value(000	's)
8.25%, 08/15/2019	2,000	2,492	Federal Home Loan Mortgage Corporation (FHLMC) - 7.42%
HCP Inc
3.75%, 02/01/2019	1,000	1,026	3.00%, 10/01/2042	$1,953	$1,906
6.00%, 03/01/2015	1,675	1,803	3.00%, 10/01/2042	961	939
Health Care REIT Inc			3.00%, 11/01/2042	971	948
6.13%, 04/15/2020	1,000	1,136	3.00%, 12/01/2042	438	428
6.20%, 06/01/2016	1,675	1,881	3.50%, 10/01/2041	1,305	1,323
Healthcare Realty Trust Inc			3.50%, 04/01/2042	2,580	2,617
6.50%, 01/17/2017	2,000	2,236	3.50%, 04/01/2042	1,744	1,769
Hospitality Properties Trust			4.50%, 08/01/2033	574	606
5.00%, 08/15/2022	750	748	4.50%, 05/01/2039	1,155	1,216
Kimco Realty Corp			4.50%, 06/01/2039	606	655
6.88%, 10/01/2019	2,000	2,418	4.50%, 07/01/2039	1,882	2,031
Simon Property Group LP			5.00%, 08/01/2019	456	485
10.35%, 04/01/2019	2,000	2,770	5.00%, 08/01/2035	1,688	1,825
Ventas Realty LP / Ventas Capital Corp			5.00%, 11/01/2035	543	581
3.25%, 08/15/2022	1,750	1,625	5.00%, 10/01/2038	1,404	1,483
		$25,438	5.50%, 11/01/2017	84	89
			5.50%, 01/01/2018	44	47
Savings & Loans - 0.62%			5.50%, 05/01/2031	58	63
First Niagara Financial Group Inc			5.50%, 06/01/2035	259	280
6.75%, 03/19/2020	500	579	5.50%, 01/01/2036	457	498
7.25%, 12/15/2021	1,000	1,150	5.50%, 04/01/2036	240	262
		$1,729	6.00%, 03/01/2031	37	41
			6.00%, 05/01/2032	95	106
Telecommunications - 1.66%			6.00%, 06/01/2038	458	503
Corning Inc			6.50%, 06/01/2029	29	32
4.75%, 03/15/2042	750	721	6.50%, 08/01/2029	24	27
6.63%, 05/15/2019	500	601
Qwest Corp			7.00%, 01/01/2032	36	42
6.75%, 12/01/2021	3,000	3,339	9.00%, 01/01/2025	6	7
		$4,661			$20,809
			Federal National Mortgage Association (FNMA) - 12.06%
Transportation - 0.62%			3.00%, 03/01/2042	1,697	1,660
Trailer Bridge Inc
0.00%, 11/15/2015(a),(b)	2,000	—	3.00%, 03/01/2042	1,725	1,688
13.28%, 03/31/2017 (b),(c),(e)	1,786	1,733	3.00%, 05/01/2042	910	891
			3.00%, 06/01/2042	870	851
		$1,733	3.00%, 06/01/2042	1,735	1,697
Trucking & Leasing - 1.12%			3.00%, 08/01/2042	889	870
Penske Truck Leasing Co Lp / PTL Finance			3.50%, 12/01/2040	1,559	1,585
Corp			3.50%, 12/01/2041	579	588
3.75%, 05/11/2017(d)	3,000	3,139	3.50%, 03/01/2042	904	919
			3.50%, 04/01/2042	1,626	1,653
TOTAL BONDS		$200,284	4.00%, 03/01/2039	1,351	1,408
			4.00%, 08/01/2040	1,190	1,240
			4.00%, 09/01/2040	2,431	2,547
			4.00%, 11/01/2040	1,220	1,271

See accompanying notes

55

Schedule of Investments
Income Account
June 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity Amount (000's)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)		Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Banks (continued)
4.00%, 10/01/2041	$1,167	$1,218		Investment in Joint Trading Account; Merrill	$1,314	$1,314
4.00%, 10/01/2041	1,439	1,501		Lynch Repurchase Agreement; 0.08%
4.00%, 11/01/2041	1,676	1,748		dated 06/28/2013 maturing 07/01/2013
4.00%, 04/01/2042	913	952		(collateralized by US Government
4.50%, 06/01/2039	645	682		Securities; $1,340,780; 0.00% - 0.25%;
4.50%, 08/01/2039	544	588		dated 07/05/13 - 04/15/16)
4.50%, 05/01/2040	1,884	2,019				$4,425
5.00%, 01/01/2018	124	132		TOTAL REPURCHASE AGREEMENTS		$4,425
5.00%, 08/01/2035	952	1,025		Total Investments		$274,357
5.00%, 04/01/2039	447	481		Other Assets in Excess of Liabilities, Net - 2.15%		$6,035
5.00%, 12/01/2039	509	561		TOTAL NET ASSETS - 100.00%		$280,392
5.00%, 04/01/2040	1,236	1,360
5.00%, 06/01/2040	994	1,096
5.50%, 03/01/2033	92	101		(a) Non-Income Producing Security
5.50%, 06/01/2033	344	379		(b)		Fair value of these investments is determined in good faith by the
5.50%, 02/01/2035	775	854		Manager under procedures established and periodically reviewed by the
6.00%, 04/01/2032	70	78		Board of Directors. At the end of the period, the fair value of these
6.50%, 05/01/2031	6	6		securities totaled $5,099 or 1.82% of net assets.
6.50%, 04/01/2032	92	106		(c) Variable Rate. Rate shown is in effect at June 30, 2013.
6.50%, 05/01/2032	56	62		(d)		Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 01/01/2030	2	3		1933. These securities may be resold in transactions exempt from
		$33,820		registration, normally to qualified institutional buyers. Unless otherwise
Government National Mortgage Association (GNMA) -				indicated, these securities are not considered illiquid. At the end of the
0.06%				period, the value of these securities totaled $29,593 or 10.55% of net
6.00%, 05/20/2032(c)	82	92		assets.
7.00%, 06/20/2031	72	85		(e) Security is Illiquid
9.00%, 02/15/2025	4	4
		$181
U.S. Treasury - 3.08%				Portfolio Summary (unaudited)
2.63%, 11/15/2020	1,000	1,042		Sector		Percent
2.75%, 02/15/2019	2,000	2,129		Financial		29 .42%
3.13%, 05/15/2019	2,000	2,170		Mortgage Securities		19.54%
3.63%, 02/15/2020	2,000	2,231		Energy		9.42%
3.75%, 08/15/2041	1,000	1,056		Utilities		8 .51%
		$8,628		Consumer, Non-cyclical		8 .23%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Industrial		4 .79%
OBLIGATIONS		$63,438		Consumer, Cyclical		4 .20%
	Maturity			Communications		4.00%
REPURCHASE AGREEMENTS - 1.58%	Amount (000's)	Value(000	's)	Basic Materials		3.95%
				Government		3.08%
Banks- 1.58%				Asset Backed Securities		2 .13%
Investment in Joint Trading Account; Credit	$889	$889		Technology		0 .58%
Suisse Repurchase Agreement; 0.09%				Other Assets in Excess of Liabilities, Net		2.15%
dated 06/28/2013 maturing 07/01/2013				TOTAL NET ASSETS		100.00%
(collateralized by US Government
Securities; $906,596; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	356	356
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $362,639; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	1,867	1,866
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $1,903,852; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)

See accompanying notes

56

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS - 97.05%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.08%				Beverages - 2.29%
Interpublic Group of Cos Inc/The	4,745	$69		Beam Inc	560		$35
Omnicom Group Inc	937	59		Coca-Cola Co/The	16,316		654
		$128		Coca-Cola Enterprises Inc	4,118		145
				Constellation Brands Inc (a)	517		27
Aerospace & Defense - 1.47%				Dr Pepper Snapple Group Inc	694		32
Boeing Co/The	5,621	576		Green Mountain Coffee Roasters Inc (a)	600		45
General Dynamics Corp	791	62		Molson Coors Brewing Co	537		26
L-3 Communications Holdings Inc	314	27		Monster Beverage Corp (a)	1,300		79
Lockheed Martin Corp	637	69		PepsiCo Inc	31,825		2,603
Northrop Grumman Corp	555	46					$3,646
Orbital Sciences Corp (a)	57,410	997
Raytheon Co	752	50		Biotechnology - 1.84%
Rockwell Collins Inc	501	32		Alexion Pharmaceuticals Inc (a)	800		74
United Technologies Corp	5,109	474		Amgen Inc	18,216		1,797
		$2,333		Biogen Idec Inc (a)	1,351		291
				Celgene Corp (a)	1,866		218
Agriculture - 1.98%				Gilead Sciences Inc (a)	8,810		451
Altria Group Inc	5,947	208		Life Technologies Corp (a)	618		46
Archer-Daniels-Midland Co	4,268	145		Regeneron Pharmaceuticals Inc (a)	200		45
Lorillard Inc	1,294	57					$2,922
Philip Morris International Inc	30,979	2,683
Reynolds American Inc	1,156	56		Building Materials - 0.47%
		$3,149		Eagle Materials Inc	9,210		610
				Martin Marietta Materials Inc	800		79
Airlines - 0.07%				Vulcan Materials Co	1,354		66
Southwest Airlines Co	2,625	34					$755
United Continental Holdings Inc (a)	2,500	78
		$112		Chemicals - 2.38%
				Air Products & Chemicals Inc	1,124		103
Apparel - 0.28%				Airgas Inc	438		42
Coach Inc	982	56		Celanese Corp	1,700		76
Nike Inc	3,783	241		CF Industries Holdings Inc	208		36
Ralph Lauren Corp	515	89		Dow Chemical Co/The	4,515		146
VF Corp	309	60		Eastman Chemical Co	539		38
		$446		Ecolab Inc	16,464		1,403
Automobile Manufacturers - 0.96%				EI du Pont de Nemours & Co	2,140		112
Ford Motor Co	39,685	614		FMC Corp	484		30
General Motors Co (a)	5,400	180		International Flavors & Fragrances Inc	272		20
Honda Motor Co Ltd ADR	19,640	731		LyondellBasell Industries NV	12,790		847
		$1,525		Monsanto Co	3,027		299
				Mosaic Co/The	967		52
Automobile Parts & Equipment - 0.25%				Potash Corp of Saskatchewan Inc	1,500		57
BorgWarner Inc (a)	417	36		PPG Industries Inc	836		122
Delphi Automotive PLC	3,138	159		Praxair Inc	2,003		230
Goodyear Tire & Rubber Co/The (a)	861	13		Sherwin-Williams Co/The	800		141
Johnson Controls Inc	3,384	122		Sigma-Aldrich Corp	418		34
TRW Automotive Holdings Corp (a)	1,000	66					$3,788
		$396
				Commercial Services - 1.05%
Banks - 7.90%				ADT Corp/The	1,271		51
Bank of America Corp	40,392	520		Apollo Group Inc (a)	334		6
Bank of New York Mellon Corp/The	2,366	66		Automatic Data Processing Inc	13,308		917
BB&T Corp	1,426	48		Equifax Inc	415		24
Capital One Financial Corp	4,777	300		H&R Block Inc	943		26
Citigroup Inc	66,953	3,212		Iron Mountain Inc	1,900		51
Fifth Third Bancorp	2,988	54		Mastercard Inc	655		376
Goldman Sachs Group Inc/The	892	135		McGraw Hill Financial Inc	1,458		78
Huntington Bancshares Inc/OH	2,946	23		Moody's Corp	682		41
JP Morgan Chase & Co	57,217	3,021		Quanta Services Inc (a)	600		16
KeyCorp	3,152	35		Robert Half International Inc	1,392		46
M&T Bank Corp	424	47		Western Union Co/The	1,941		33
Morgan Stanley	9,970	244					$1,665
Northern Trust Corp	2,500	145
PNC Financial Services Group Inc/The	2,589	189		Computers - 5.35%
Regions Financial Corp	4,969	47		Accenture PLC - Class A	3,314		239
State Street Corp	4,864	317		Apple Inc	9,282		3,676
SunTrust Banks Inc	1,902	60		Cognizant Technology Solutions Corp (a)	2,034		127
US Bancorp/MN	12,318	445		Computer Sciences Corp	536		23
Wells Fargo & Co	87,209	3,599		Dell Inc	15,990		214
Zions Bancorporation	1,700	49		EMC Corp/MA	4,777		113
		$12,556		Hewlett-Packard Co	4,433		110
				International Business Machines Corp	10,463		2,000
				NetApp Inc	26,784		1,011

See accompanying notes

57

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment (continued)
SanDisk Corp (a)	14,790	$904		Hubbell Inc	400		$40
Seagate Technology PLC	1,090	49					$224
Western Digital Corp	758	47
		$8,513		Electronics - 2.86%
				Agilent Technologies Inc	3,412		146
Consumer Products - 0.09%				FLIR Systems Inc	522		14
Avery Dennison Corp	368	16		Honeywell International Inc	26,188		2,078
Clorox Co/The	458	38		Jabil Circuit Inc	639		13
Kimberly-Clark Corp	922	89		PerkinElmer Inc	397		13
		$143		TE Connectivity Ltd	954		43
				Thermo Fisher Scientific Inc	16,434		1,391
Cosmetics & Personal Care - 0.98%				Tyco International Ltd	24,844		819
Avon Products Inc	7,500	158		Waters Corp (a)	300		30
Colgate-Palmolive Co	3,479	199					$4,547
Procter & Gamble Co/The	15,703	1,209
		$1,566		Engineering & Construction - 0.04%
				Fluor Corp	588		35
Distribution & Wholesale - 0.17%				Jacobs Engineering Group Inc (a)	445		24
Fastenal Co	1,000	46		McDermott International Inc (a)	1,200		10
Fossil Group Inc (a)	686	71
Genuine Parts Co	547	43					$69
WW Grainger Inc	409	103		Entertainment - 0.01%
		$263		International Game Technology	948		16
Diversified Financial Services - 2.62%
American Express Co	18,297	1,368		Environmental Control - 0.08%
Ameriprise Financial Inc	2,312	187		Republic Services Inc	1,039		35
BlackRock Inc	320	82		Stericycle Inc (a)	800		89
Charles Schwab Corp/The	55,992	1,189					$124
CME Group Inc/IL	1,400	106
Discover Financial Services	2,062	98		Food - 3.02%
E*Trade Financial Corp (a)	2,300	29		Campbell Soup Co	627		28
Franklin Resources Inc	752	102		Danone SA ADR	62,540		938
IntercontinentalExchange Inc (a)	400	71		General Mills Inc	5,439		264
				Hershey Co/The	524		47
Invesco Ltd	6,804	217		Hormel Foods Corp	469		18
NASDAQ OMX Group Inc/The	411	14		JM Smucker Co/The	386		40
T Rowe Price Group Inc	660	48
TD Ameritrade Holding Corp	2,300	56		Kellogg Co	9,870		634
				Kraft Foods Group Inc	1,408		79
Visa Inc	3,246	593		Kroger Co/The	5,869		202
		$4,160		McCormick & Co Inc/MD	30,714		2,161
Electric - 1.34%				Mondelez International Inc	5,919		168
AES Corp/VA	17,603	211		Safeway Inc	833		20
Ameren Corp	827	29		Sysco Corp	1,194		41
American Electric Power Co Inc	3,638	163		Tyson Foods Inc	1,002		26
Calpine Corp (a)	2,700	57		Whole Foods Market Inc	2,500		129
CMS Energy Corp	2,435	66					$4,795
Consolidated Edison Inc	1,024	60
Dominion Resources Inc/VA	1,851	105		Forest Products & Paper - 0.84%
DTE Energy Co	613	41		International Paper Co	29,989		1,329
Duke Energy Corp	1,619	109
Edison International	1,145	55		Gas - 0.99%
Entergy Corp	2,926	204		CenterPoint Energy Inc	5,259		123
Exelon Corp	3,619	112		Sempra Energy	17,830		1,458
FirstEnergy Corp	1,401	52					$1,581
Integrys Energy Group Inc	267	16
NextEra Energy Inc	994	81		Hand & Machine Tools - 0.29%
Northeast Utilities	1,099	46		Kennametal Inc	10,320		401
NRG Energy Inc	6,032	161		Snap-on Inc	202		18
PG&E Corp	4,107	188		Stanley Black & Decker Inc	600		46
Pinnacle West Capital Corp	378	21					$465
PPL Corp	2,039	62		Healthcare - Products - 1.37%
Public Service Enterprise Group Inc	1,787	58		Baxter International Inc	3,074		213
SCANA Corp	470	23		Becton Dickinson and Co	857		85
Southern Co/The	1,997	88		Boston Scientific Corp (a)	8,900		83
TECO Energy Inc	2,496	43		CareFusion Corp (a)	791		29
Wisconsin Energy Corp	813	33		Covidien PLC	16,930		1,064
Xcel Energy Inc	1,722	49		CR Bard Inc	400		43
		$2,133		DENTSPLY International Inc	2,598		106
				Edwards Lifesciences Corp (a)	811		55
Electrical Components & Equipment - 0.14%				Intuitive Surgical Inc (a)	182		93
Emerson Electric Co	1,720	94
Energizer Holdings Inc	900	90		Medtronic Inc	2,359		121

See accompanying notes

58

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Iron & Steel - 0.05%
Patterson Cos Inc	299	$11		Cliffs Natural Resources Inc	1,008		$16
St Jude Medical Inc	966	44		Nucor Corp	1,600		70
Stryker Corp	2,464	159					$86
Varian Medical Systems Inc (a)	390	26
Zimmer Holdings Inc	603	45		Leisure Products & Services - 0.82%
		$2,177		Carnival Corp	3,800		130
				Harley-Davidson Inc	21,441		1,176
Healthcare - Services - 0.52%							$1,306
Aetna Inc	3,177	202
Cigna Corp	663	48		Lodging - 0.72%
HCA Holdings Inc	1,100	40		Las Vegas Sands Corp	2,100		111
Humana Inc	200	17		Marriott International Inc/DE	889		36
Quest Diagnostics Inc	1,342	81		Starwood Hotels & Resorts Worldwide Inc	15,273		965
UnitedHealth Group Inc	5,790	379		Wyndham Worldwide Corp	501		29
WellPoint Inc	801	65					$1,141
		$832		Machinery - Construction & Mining - 0.75%
Holding Companies - Diversified - 0.02%				Caterpillar Inc	14,251		1,176
Leucadia National Corp	1,026	27		Joy Global Inc	377		18
							$1,194
Home Builders - 1.08%				Machinery - Diversified - 0.70%
Lennar Corp	12,610	455		Cummins Inc	2,320		251
Pulte Group Inc (a)	1,193	23		Deere & Co	1,911		155
Toll Brothers Inc (a)	37,770	1,232		Flowserve Corp	11,277		609
		$1,710		Rockwell Automation Inc	480		40
				Roper Industries Inc	345		43
Home Furnishings - 0.04%				Xylem Inc/NY	653		18
Harman International Industries Inc	700	38					$1,116
Whirlpool Corp	268	31
		$69		Media - 3.57%
				CBS Corp	1,363		67
Housewares - 0.02%				Comcast Corp - Class A	10,928		458
Newell Rubbermaid Inc	989	26		DIRECTV (a)	2,017		124
				Discovery Communications Inc - A Shares (a)	551		43
				Discovery Communications Inc - C Shares (a)	1,150		80
Insurance - 4.06%
ACE Ltd	864	77		Gannett Co Inc	822		20
Aflac Inc	1,192	69		News Corp	3,000		87
Allstate Corp/The	6,684	322		News Corp - Class A	9,549		312
American International Group Inc (a)	3,009	134		News Corp - Class B	53,760		1,764
Aon PLC	794	51		Scripps Networks Interactive Inc	286		19
Assurant Inc	302	15		Time Warner Cable Inc	2,511		282
Berkshire Hathaway Inc - Class A (a)	9	1,517		Time Warner Inc	3,849		222
Berkshire Hathaway Inc - Class B (a)	5,718	640		Viacom Inc	3,165		215
Chubb Corp/The	665	56		Walt Disney Co/The	31,409		1,984
Cincinnati Financial Corp	516	24					$5,677
Hartford Financial Services Group Inc	1,527	47		Metal Fabrication & Hardware - 0.18%
Lincoln National Corp	948	34		Precision Castparts Corp	1,299		294
Loews Corp	1,400	62
Marsh & McLennan Cos Inc	6,018	241
MetLife Inc	55,778	2,553		Mining - 0.11%
Progressive Corp/The	5,000	127		Freeport-McMoRan Copper & Gold Inc	5,206		144
Prudential Financial Inc	940	69		Newmont Mining Corp	1,200		36
Torchmark Corp	316	21					$180
Travelers Cos Inc/The	963	77		Miscellaneous Manufacturing - 2.55%
Unum Group	980	29		3M Co	4,012		438
XL Group PLC	9,372	284		Danaher Corp	5,881		372
		$6,449		Dover Corp	596		46
Internet - 4.73%				Eaton Corp PLC	1,722		114
Amazon.com Inc (a)	2,040	566		General Electric Co	93,546		2,170
eBay Inc (a)	18,997	983		Illinois Tool Works Inc	847		59
Expedia Inc	328	20		Ingersoll-Rand PLC	1,641		91
F5 Networks Inc (a)	274	19		Leggett & Platt Inc	486		15
Facebook Inc (a)	32,700	813		Pall Corp	388		26
Google Inc (a)	5,224	4,599		Parker Hannifin Corp	1,527		145
Netflix Inc (a)	400	84		Pentair Ltd	8,494		490
priceline.com Inc (a)	319	263		Textron Inc	3,648		95
Symantec Corp	2,484	56					$4,061
VeriSign Inc (a)	1,400	63
Yahoo! Inc (a)	1,977	50		Office & Business Equipment - 0.03%
				Pitney Bowes Inc	693		10
		$7,516

See accompanying notes

59

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Office & Business Equipment (continued)				Pipelines - 0.25%
Xerox Corp	4,178	$38		Kinder Morgan Inc/DE	1,288		$49
		$48		ONEOK Inc	716		30
				Spectra Energy Corp	4,247		146
Oil & Gas - 7.44%				Williams Cos Inc/The	5,364		174
Anadarko Petroleum Corp	2,752	236					$399
Apache Corp	2,885	242
Cabot Oil & Gas Corp	500	36		Private Equity - 0.40%
Chevron Corp	18,560	2,196		Blackstone Group LP	30,440		641
Cimarex Energy Co	500	32
Concho Resources Inc (a)	300	25
				Real Estate - 0.02%
ConocoPhillips	4,290	260		CBRE Group Inc (a)	1,062		25
Devon Energy Corp	1,270	66
Diamond Offshore Drilling Inc	242	17
Ensco PLC	818	48		REITS - 1.60%
EOG Resources Inc	611	80		American Tower Corp	17,166		1,256
EQT Corp	800	64		AvalonBay Communities Inc	1,126		152
Exxon Mobil Corp	47,985	4,335		Boston Properties Inc	1,132		119
Helmerich & Payne Inc	372	23		General Growth Properties Inc	1,200		24
Hess Corp	18,768	1,248		HCP Inc	1,021		46
Marathon Oil Corp	1,615	56		Health Care REIT Inc	643		43
Marathon Petroleum Corp	763	54		Host Hotels & Resorts Inc	2,585		44
Murphy Oil Corp	651	40		Kimco Realty Corp	1,412		30
Nabors Industries Ltd	993	15		Plum Creek Timber Co Inc	575		27
Noble Corp	862	32		Prologis Inc	1,006		38
Noble Energy Inc	794	48		Public Storage	427		65
Occidental Petroleum Corp	20,863	1,862		Simon Property Group Inc	2,071		328
Phillips 66	4,120	243		SL Green Realty Corp	500		44
Pioneer Natural Resources Co	1,069	155		Ventas Inc	668		46
Range Resources Corp	1,100	85		Vornado Realty Trust	2,088		173
Rowan Cos PLC (a)	423	14		Weyerhaeuser Co	4,007		114
Southwestern Energy Co (a)	1,900	69					$2,549
Talisman Energy Inc	2,900	33
Tesoro Corp	481	25		Retail - 5.62%
Valero Energy Corp	4,251	148		Abercrombie & Fitch Co	276		13
				AutoNation Inc (a)	136		6
WPX Energy Inc (a)	2,566	49
				AutoZone Inc (a)	327		139
		$11,836		Bed Bath & Beyond Inc (a)	771		55
Oil & Gas Services - 1.67%				CarMax Inc (a)	4,200		194
Baker Hughes Inc	1,855	86		Chipotle Mexican Grill Inc (a)	200		73
Cameron International Corp (a)	12,368	756		Costco Wholesale Corp	2,389		264
FMC Technologies Inc (a)	1,600	89		CVS Caremark Corp	27,590		1,578
Halliburton Co	27,522	1,148		Dollar General Corp (a)	1,056		53
National Oilwell Varco Inc	966	67		Dollar Tree Inc (a)	3,293		167
Schlumberger Ltd	7,124	510		GameStop Corp	412		17
		$2,656		Gap Inc/The	1,052		44
				Home Depot Inc/The	6,548		507
Packaging & Containers - 0.07%				Kohl's Corp	2,200		111
Ball Corp	1,441	59		L Brands Inc	1,800		89
Bemis Co Inc	356	14		Lowe's Cos Inc	14,714		602
Owens-Illinois Inc (a)	569	16
				Lululemon Athletica Inc (a)	600		39
Sealed Air Corp	663	16		Macy's Inc	2,901		139
		$105		McDonald's Corp	3,303		327
Pharmaceuticals - 8.75%				Nordstrom Inc	539		32
Abbott Laboratories	8,222	286		O'Reilly Automotive Inc (a)	390		44
AbbVie Inc	9,724	402		Panera Bread Co (a)	200		37
Allergan Inc/United States	1,417	119		PetSmart Inc	381		26
AmerisourceBergen Corp	1,784	100		PVH Corp	671		84
Bristol-Myers Squibb Co	13,749	615		Ross Stores Inc	2,390		155
Cardinal Health Inc	1,204	57		Staples Inc	2,357		37
Eli Lilly & Co	4,828	237		Starbucks Corp	4,428		290
Express Scripts Holding Co (a)	4,883	301		Target Corp	3,217		222
GlaxoSmithKline PLC ADR	20,090	1,004		Tim Hortons Inc	1,100		60
Johnson & Johnson	36,465	3,130		TJX Cos Inc	19,625		982
McKesson Corp	1,637	188		Urban Outfitters Inc (a)	384		15
Merck & Co Inc	63,353	2,944		Walgreen Co	2,044		90
Mylan Inc/PA (a)	1,432	44		Wal-Mart Stores Inc	16,432		1,224
Perrigo Co	308	37		Yum! Brands Inc	17,549		1,217
Pfizer Inc	136,317	3,818					$8,932
Roche Holding AG ADR	10,250	634		Semiconductors - 2.83%
		$13,916		Altera Corp	4,491		148
				Applied Materials Inc	7,538		113

See accompanying notes

60

Schedule of Investments
LargeCap Blend Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Semiconductors (continued)				REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value	(000	's)
ASML Holding NV - NY Reg Shares	16,937	$1,340		Banks- 1.75%
Atmel Corp (a)	6,000	44		Investment in Joint Trading Account; Credit	$560		$560
Broadcom Corp	23,529	794		Suisse Repurchase Agreement; 0.09%
First Solar Inc (a)	209	9		dated 06/28/2013 maturing 07/01/2013
Intel Corp	49,078	1,189		(collateralized by US Government
KLA-Tencor Corp	577	32		Securities; $571,639; 4.25% - 8.75%; dated
LSI Corp (a)	1,850	13		08/15/20 - 05/15/39)
NVIDIA Corp	2,118	30		Investment in Joint Trading Account; Deutsche	224		224
Qualcomm Inc	11,400	696		Bank Repurchase Agreement; 0.18% dated
Teradyne Inc (a)	637	11		06/28/2013 maturing 07/01/2013
Texas Instruments Inc	2,527	88		(collateralized by US Government
		$4,507		Securities; $228,655; 0.50% - 4.38%; dated
				01/09/15 - 08/08/19)
Software - 2.56%				Investment in Joint Trading Account; JP	1,177		1,177
Adobe Systems Inc (a)	1,215	55
Akamai Technologies Inc (a)	2,221	95		Morgan Repurchase Agreement; 0.10%
Autodesk Inc (a)	6,185	210		dated 06/28/2013 maturing 07/01/2013
BMC Software Inc (a)	448	20		(collateralized by US Government
				Securities; $1,200,443; 0.00% - 10.35%;
CA Inc	1,135	33		dated 08/03/13 - 06/29/32)
Check Point Software Technologies Ltd (a)	2,000	99
Citrix Systems Inc (a)	1,200	72		Investment in Joint Trading Account; Merrill	829		829
				Lynch Repurchase Agreement; 0.08%
Dun & Bradstreet Corp/The	143	14		dated 06/28/2013 maturing 07/01/2013
Fidelity National Information Services Inc	2,000	86		(collateralized by US Government
Intuit Inc	973	59		Securities; $845,407; 0.00% - 0.25%; dated
Microsoft Corp	71,262	2,461		07/05/13 - 04/15/16)
Oracle Corp	18,277	562					$2,790
Red Hat Inc (a)	5,075	242
Salesforce.com Inc (a)	1,499	57		TOTAL REPURCHASE AGREEMENTS			$2,790
		$4,065		Total Investments			$157,124
				Other Assets in Excess of Liabilities, Net - 1.20%			$1,903
Telecommunications - 3.44%				TOTAL NET ASSETS - 100.00%			$159,027
AT&T Inc	23,772	841
CenturyLink Inc	3,880	137
Cisco Systems Inc	67,244	1,634		(a) Non-Income Producing Security
Corning Inc	3,368	48
Crown Castle International Corp (a)	2,486	181
Frontier Communications Corp	3,562	15		Portfolio Summary (unaudited)
Harris Corp	388	19		Sector			Percent
Juniper Networks Inc (a)	2,600	50
				Consumer, Non-cyclical			21 .89%
Motorola Solutions Inc	1,200	69		Financial			18 .35%
Sprint Nextel Corp (a)	6,083	43
				Communications			11 .82%
Verizon Communications Inc	48,172	2,425		Technology			10 .77%
Windstream Corp	2,048	16		Industrial			10 .70%
		$5,478		Consumer, Cyclical			10 .18%
Textiles - 0.03%				Energy			9.36%
Cintas Corp	881	40		Basic Materials			3.38%
				Utilities			2 .33%
				Diversified			0 .02%
Toys, Games & Hobbies - 0.11%				Other Assets in Excess of Liabilities, Net			1.20%
Hasbro Inc	1,795	81		TOTAL NET ASSETS			100.00%
Mattel Inc	2,103	95
		$176
Transportation - 1.10%
CH Robinson Worldwide Inc	549	31
CSX Corp	6,632	153
Expeditors International of Washington Inc	600	23
FedEx Corp	2,296	227
Norfolk Southern Corp	735	53
Union Pacific Corp	2,418	374
United Parcel Service Inc	10,299	890
		$1,751
TOTAL COMMON STOCKS		$154,334

See accompanying notes

61

Schedule of Investments LargeCap Blend Account II June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2013	Long	58	$4,729	$4,638	$(91)
Total					$(91)
Amounts in thousands except contracts

See accompanying notes

62

Schedule of Investments
LargeCap Growth Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 1.42%				Media (continued)
Delta Air Lines Inc	180,457	$3,376		Sirius XM Radio Inc	990,914		$3,319
							$8,035
Apparel - 4.50%				Miscellaneous Manufacturing - 1.53%
Coach Inc	20,100	1,148		General Electric Co	157,623		3,655
Michael Kors Holdings Ltd (a)	76,580	4,749
Nike Inc	76,106	4,846
		$10,743		Oil & Gas - 5.64%
				Cabot Oil & Gas Corp	48,520		3,446
Banks - 3.37%				Noble Energy Inc	101,406		6,088
Citigroup Inc	73,356	3,519		Pioneer Natural Resources Co	27,003		3,909
Goldman Sachs Group Inc/The	29,960	4,531					$13,443
		$8,050		Pharmaceuticals - 8.32%
Biotechnology - 6.80%				Actavis Inc (a)	30,529		3,853
Biogen Idec Inc (a)	32,497	6,993		Express Scripts Holding Co (a)	60,861		3,755
Gilead Sciences Inc (a)	139,944	7,167		Pfizer Inc	172,864		4,842
Regeneron Pharmaceuticals Inc (a)	9,158	2,059		Pharmacyclics Inc (a)	8,067		641
		$16,219		Valeant Pharmaceuticals International Inc (a)	60,981		5,249
				Zoetis Inc	48,596		1,501
Building Materials - 1.38%							$19,841
Masco Corp	168,509	3,284
				Retail - 5.94%
				Home Depot Inc/The	70,196		5,438
Chemicals - 6.42%				Starbucks Corp	84,815		5,555
LyondellBasell Industries NV	49,562	3,284		Tiffany& Co	13,800		1,005
Monsanto Co	67,310	6,650		Urban Outfitters Inc (a)	53,710		2,160
PPG Industries Inc	19,031	2,787
Sherwin-Williams Co/The	14,723	2,600					$14,158
		$15,321		Semiconductors - 3.00%
				Cree Inc (a)	39,291		2,509
Commercial Services - 5.42%
Hertz Global Holdings Inc (a)	222,088	5,508		Qualcomm Inc	76,053		4,646
Mastercard Inc	12,927	7,426					$7,155
		$12,934		Software - 0.96%
				Salesforce.com Inc (a)	60,182		2,298
Computers - 7.94%
Accenture PLC - Class A	63,663	4,581
Apple Inc	26,570	10,524		Telecommunications - 2.76%
SanDisk Corp (a)	62,616	3,826		Cisco Systems Inc	194,100		4,719
		$18,931		Crown Castle International Corp (a)	25,600		1,853
Cosmetics & Personal Care - 4.32%							$6,572
Avon Products Inc	115,183	2,422		Transportation - 3.64%
Estee Lauder Cos Inc/The	46,472	3,056		Canadian Pacific Railway Ltd	28,472		3,456
Procter & Gamble Co/The	62,627	4,822		Union Pacific Corp	33,802		5,215
		$10,300					$8,671
Diversified Financial Services - 7.35%				TOTAL COMMON STOCKS			$232,769
Discover Financial Services	148,971	7,097			Maturity
SLM Corp	117,269	2,681		REPURCHASE AGREEMENTS - 1.58%	Amount (000's)	Value	(000	's)
Visa Inc	42,485	7,764		Banks- 1.58%
		$17,542		Investment in Joint Trading Account; Credit	$759		$759
				Suisse Repurchase Agreement; 0.09%
Home Furnishings - 1.24%				dated 06/28/2013 maturing 07/01/2013
Whirlpool Corp	25,796	2,950		(collateralized by US Government
				Securities; $773,887; 4.25% - 8.75%; dated
Internet - 9.43%				08/15/20 - 05/15/39)
Amazon.com Inc (a)	11,999	3,332		Investment in Joint Trading Account; Deutsche	303		304
eBay Inc (a)	99,850	5,164		Bank Repurchase Agreement; 0.18% dated
Google Inc (a)	11,339	9,983		06/28/2013 maturing 07/01/2013
LinkedIn Corp (a)	22,523	4,016		(collateralized by US Government
		$22,495		Securities; $309,555; 0.50% - 4.38%; dated
				01/09/15 - 08/08/19)
Lodging - 1.57%				Investment in Joint Trading Account; JP	1,593		1,593
Las Vegas Sands Corp	70,714	3,743		Morgan Repurchase Agreement; 0.10%
				dated 06/28/2013 maturing 07/01/2013
Machinery - Diversified - 1.28%				(collateralized by US Government
Cummins Inc	28,145	3,053		Securities; $1,625,164; 0.00% - 10.35%;
				dated 08/03/13 - 06/29/32)
Media - 3.37%
Comcast Corp - Class A	112,603	4,716

See accompanying notes

63

Schedule of Investments LargeCap Growth Account June 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; Merrill	$1,122	$1,122
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $1,144,514; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$3,778
TOTAL REPURCHASE AGREEMENTS		$3,778
Total Investments		$236,547
Other Assets in Excess of Liabilities, Net - 0.82%		$1,945
TOTAL NET ASSETS - 100.00%		$238,492

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24 .86%
Communications		15 .56%
Consumer, Cyclical		14 .67%
Financial		12 .30%
Technology		11 .90%
Industrial		7 .83%
Basic Materials		6.42%
Energy		5.64%
Other Assets in Excess of Liabilities, Net		0 .82%
TOTAL NET ASSETS		100.00%

See accompanying notes

64

Schedule of Investments
MidCap Account
June 30, 2013 (unaudited)

COMMON STOCKS - 99.78%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.35%				Insurance - 13.17%
Lamar Advertising Co (a)	194,606	$8,446		Alleghany Corp (a)	9,278		$3,556
				Aon PLC	161,952		10,422
				Arch Capital Group Ltd (a)	86,641		4,454
Banks - 2.74%				Brown & Brown Inc	303,500		9,785
BankUnited Inc	46,863	1,219
CIT Group Inc (a)	174,381	8,131		Fairfax Financial Holdings Ltd	5,750		2,261
				Fidelity National Financial Inc	110,483		2,630
M&T Bank Corp	69,536	7,771		Loews Corp	343,192		15,238
		$17,121		Markel Corp (a)	29,351		15,466
Beverages - 1.49%				Marsh & McLennan Cos Inc	138,895		5,545
Beam Inc	98,685	6,228		Progressive Corp/The	254,706		6,475
Molson Coors Brewing Co	64,204	3,073		White Mountains Insurance Group Ltd	11,218		6,450
		$9,301					$82,282
Building Materials - 0.72%				Internet - 4.29%
Martin Marietta Materials Inc	45,485	4,477		Liberty Interactive Corp (a)	509,029		11,712
				Liberty Ventures (a)	42,052		3,575
				VeriSign Inc (a)	257,431		11,497
Chemicals - 2.69%							$26,784
Airgas Inc	77,457	7,394
Ashland Inc	74,234	6,198		Lodging - 0.77%
Ecolab Inc	38,087	3,245		Wynn Resorts Ltd	37,609		4,814
		$16,837
Commercial Services - 6.79%				Media - 8.82%
ADT Corp/The	180,419	7,190		Discovery Communications Inc - C Shares (a)	175,760		12,243
Ascent Capital Group Inc (a)	53,392	4,168		FactSet Research Systems Inc	29,770		3,035
Iron Mountain Inc	90,254	2,402		Liberty Global PLC (a)	117,616		8,713
KAR Auction Services Inc	232,577	5,319		Liberty Global PLC (a)	72,041		4,891
Live Nation Entertainment Inc (a)	237,911	3,688		Liberty Media Corp (a)	175,306		22,222
Macquarie Infrastructure Co LLC	82,822	4,427		Starz (a)	144,337		3,190
McGraw Hill Financial Inc	78,196	4,159		Tribune Co (a)	14,026		798
Moody's Corp	137,886	8,401					$55,092
Robert Half International Inc	81,188	2,698		Mining - 0.88%
		$42,452		Franco-Nevada Corp	154,321		5,525
Computers - 0.61%
MICROS Systems Inc (a)	87,799	3,789
				Miscellaneous Manufacturing - 0.42%
				Colfax Corp (a)	6,653		347
Distribution & Wholesale - 1.49%				Donaldson Co Inc	63,793		2,275
Fastenal Co	78,934	3,619					$2,622
WW Grainger Inc	22,460	5,664		Oil & Gas - 2.99%
		$9,283		Cimarex Energy Co	62,483		4,061
Diversified Financial Services - 3.14%				EOG Resources Inc	47,686		6,279
Charles Schwab Corp/The	437,742	9,293		Hess Corp	91,462		6,081
LPL Financial Holdings Inc	158,623	5,989		Nabors Industries Ltd	147,756		2,262
SLM Corp	190,098	4,346					$18,683
		$19,628		Pharmaceuticals - 2.12%
Electric - 1.76%				Mead Johnson Nutrition Co	36,935		2,926
Brookfield Infrastructure Partners LP	115,708	4,226		Valeant Pharmaceuticals International Inc (a)	119,646		10,299
Calpine Corp (a)	201,787	4,284					$13,225
National Fuel Gas Co	42,590	2,468		Pipelines - 3.93%
		$10,978		Kinder Morgan Inc/DE	279,570		10,666
Electronics - 3.01%				Kinder Morgan Inc/DE - Warrants (a)	98,499		504
Gentex Corp/MI	317,989	7,330		Williams Cos Inc/The	412,206		13,384
Sensata Technologies Holding NV (a)	138,306	4,827					$24,554
Tyco International Ltd	201,557	6,641		Private Equity - 0.69%
		$18,798		Onex Corp	93,908		4,292
Healthcare - Products - 3.32%
Becton Dickinson and Co	77,655	7,675		Real Estate - 5.67%
CR Bard Inc	68,313	7,424		Brookfield Asset Management Inc	529,588		19,076
DENTSPLY International Inc	137,727	5,641		Brookfield Property Partners LP	32,766		665
		$20,740		CBRE Group Inc (a)	240,814		5,625
Healthcare - Services - 2.20%				Forest City Enterprises Inc (a)	354,442		6,348
Laboratory Corp of America Holdings (a)	137,268	13,741		Howard Hughes Corp/The (a)	33,112		3,712
							$35,426
Holding Companies - Diversified - 1.61%				REITS - 1.35%
Leucadia National Corp	384,521	10,082		General Growth Properties Inc	286,395		5,691

See accompanying notes

65

Schedule of Investments
MidCap Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
REITS (continued)				Sector	Percent
Vornado Realty Trust	33,018	$2,735		Financial	26 .89%
		$8,426		Communications	18 .87%
Retail - 11.61%				Consumer, Non-cyclical	15 .92%
AutoZone Inc (a)	20,673	8,759		Consumer, Cyclical	14 .97%
Burger King Worldwide Inc	380,679	7,427		Energy	6.92%
CarMax Inc (a)	134,999	6,231		Technology	4 .71%
Copart Inc (a)	231,842	7,141		Industrial	4 .69%
Dollar General Corp (a)	144,690	7,297		Basic Materials	3.57%
O'Reilly Automotive Inc (a)	180,800	20,362		Utilities	1 .76%
TJX Cos Inc	306,475	15,342		Diversified	1 .61%
		$72,559		Other Assets in Excess of Liabilities, Net	0.09%
				TOTAL NET ASSETS	100.00%
Semiconductors - 1.44%
Microchip Technology Inc	242,395	9,029
Software - 2.66%
Fidelity National Information Services Inc	203,608	8,722
Intuit Inc	129,095	7,879
		$16,601
Telecommunications - 4.41%
Crown Castle International Corp (a)	112,958	8,177
EchoStar Corp (a)	127,300	4,979
Motorola Solutions Inc	183,673	10,603
SBA Communications Corp (a)	51,590	3,824
		$27,583
Textiles - 1.10%
Mohawk Industries Inc (a)	61,294	6,895
Transportation - 0.54%
Expeditors International of Washington Inc	88,279	3,355

TOTAL COMMON STOCKS		$623,420
	Maturity
REPURCHASE AGREEMENTS - 0.13%	Amount (000's)	Value(000	's)

Banks- 0.13%
Investment in Joint Trading Account; Credit	$159	$159
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $162,018; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	64	63
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $64,807; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	334	334
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $340,237; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	235	235
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $239,611; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$791
TOTAL REPURCHASE AGREEMENTS		$791
Total Investments		$624,211
Other Assets in Excess of Liabilities, Net - 0.09%		$577
TOTAL NET ASSETS - 100.00%		$624,788

(a) Non-Income Producing Security

See accompanying notes

66

Schedule of Investments
Money Market Account
June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 4.07%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.07%				BONDS (continued)	Amount (000's) Value (000's)
BlackRock Liquidity Funds TempFund	3,095,000	$3,095		Other Asset Backed Securities (continued)
Portfolio				Volvo Financial Equipment LLC Series 2013-1
DWS Money Market Series	3,880,000	3,880
STIT - Liquid Assets Portfolio	5,120,000	5,120		0.26%, 04/15/2014(a),(b)	$1,168	$1,168
		$12,095				$3,288
TOTAL INVESTMENT COMPANIES		$12,095		TOTAL BONDS		$27,119
	Principal				Principal
BONDS- 9.12%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS - 8.22%	Amount (000's) Value (000's)
Automobile Asset Backed Securities - 4.72%				California - 0.25%
Ally Auto Receivables Trust 2013-SN1				California Statewide Communities
0.24%, 06/20/2014(a)	$1,130	$1,130		Development Authority (credit support from
AmeriCredit Automobile Receivables Trust				Fannie Mae)
2013-2				0.20%, 07/08/2013	$750	$750
0.25%, 04/08/2014(a)	1,122	1,122
ARI Fleet Lease Trust 2013-A
0.26%, 04/15/2014(a),(b)	1,022	1,022		Colorado - 0.54%
BMW Vehicle Lease Trust 2013-1				City of Colorado Springs CO Utilities System
0.20%, 01/21/2014 (a)	589	589		Revenue (credit support from Bank of
Enterprise Fleet Financing LLC				America)
0.33%, 09/20/2013(a),(b)	123	122		0.20%, 07/08/2013	1,600	1,600
Ford Credit Auto Lease Trust 2013-A
0.23%, 03/15/2014(a),(b)	1,015	1,015		Illinois - 0.14%
Ford Credit Auto Owner Trust 2013-B				Memorial Health System/IL (credit support
0.21%, 05/15/2014(a),(b)	1,189	1,189		from JP Morgan Chase & Co)
Harley Davidson Motorcycle Trust 2013-1				0.10%, 07/08/2013	400	400
0.23%, 05/15/2014(a)	909	909
Honda Auto Receivables 2013-2 Owner Trust
0.24%, 05/16/2014(a)	1,131	1,131		Indiana - 0.14%
				Ball State University Foundation Inc (credit
Hyundai Auto Lease Securitization Trust				support from US Bank)
2013-A
0.23%, 03/17/2014(a),(b)	712	712		0.10%, 07/01/2013	400	400
Hyundai Auto Receivables Trust 2013-A
0.20%, 02/18/2014(a)	353	353		Iowa- 0.30%
Mercedes-Benz Auto Lease Trust 2013-A				Iowa Finance Authority (credit support from
0.27%, 05/15/2014(a)	1,931	1,931		FHLB 100%, Fannie Mae 78.25% and Ginnie
Nissan Auto Lease 2013-A				Mae 21.75%)
0.23%, 06/16/2014(a)	2,009	2,009		0.13%, 07/08/2013	900	900
Santander Drive Auto Receivables Trust 2013-3

0.25%, 05/15/2014(a)	797	797		Minnesota - 0.57%
				Minnesota Housing Finance Agency (credit
		$14,031		support from State Street Bank & Trust)
Banks- 1.95%				0.20%, 07/08/2013	1,700	1,700
JP Morgan Chase Bank NA
0.33%, 07/09/2013(a)	2,000	2,000
0.39%, 07/21/2014(a)	2,000	2,000		New Mexico - 0.47%
				City of Las Cruces NM (credit support from
Wells Fargo Bank NA				Wells Fargo)
0.37%, 07/22/2014(a)	1,800	1,800
				0.20%, 07/08/2013	200	200
		$5,800		Village of Los Lunas NM (credit support from
Diversified Financial Services - 0.67%				Wells Fargo)
MetLife Inc				0.25%, 07/08/2013	1,200	1,200
0.47%, 08/16/2013(a),(c)	2,000	2,000				$1,400
				New York - 3.80%
Insurance - 0.67%				Housing Development Corp/NY (credit
New York Life Global				support from Fannie Mae)
0.27%, 07/26/2013(a),(c)	2,000	2,000		0.13%, 07/08/2013	2,350	2,350
				Housing Development Corp/NY (credit
				support from Freddie Mac)
Other Asset Backed Securities - 1.11%				0.13%, 07/08/2013	1,520	1,520
CNH Equipment Trust 2013-A				Housing Development Corp/NY (credit
0.23%, 03/15/2014(a)	1,096	1,096
				support from Landesbank Hessen Thueringen)
GE Equipment Transportation LLC Series				0.14%, 07/08/2013	2,000	2,000
2012-2				New York State Housing Finance
0.26%, 10/24/2013(a)	106	106
				Agency (credit support from Fannie Mae)
Great America Leasing Receivables				0.12%, 07/08/2013	900	900
0.24%, 02/18/2014(a),(b)	744	744
				0.20%, 07/08/2013	1,560	1,560
Macquarie Equipment Funding Trust 2012-A				0.25%, 07/08/2013	1,700	1,700
0.29%, 10/21/2013(a),(b)	174	174

See accompanying notes

67

Schedule of Investments
Money Market Account
June 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
New York (continued)				Banks (continued)
New York State Housing Finance				DNB Bank ASA
Agency (credit support from Freddie Mac)				0.20%, 07/26/2013(b),(d)	$1,600	$1,600
0.12%, 07/08/2013	$1,300	$1,300		0.22%, 09/04/2013(b),(d)	2,000	1,999
		$11,330		HSBC USA Inc
				0.24%, 07/10/2013	2,300	2,300
North Carolina - 0.39%				JP Morgan Chase & Co
City of Raleigh NC (credit support from				0.25%, 07/01/2013	1,000	1,000
Wachovia Bank NA)				Manhattan Asset Funding Co LLC
0.20%, 07/08/2013	840	840		0.19%, 08/01/2013(b)	1,800	1,800
Rowan County Industrial Facilities & Pollution				0.20%, 07/12/2013(b)	1,800	1,800
Control Financing Authority (credit support				0.20%, 08/08/2013(b)	1,900	1,900
from Wells Fargo)				0.20%, 08/16/2013(b)	2,000	1,999
0.25%, 07/08/2013	330	330		Mitsubishi UFJ Trust & Banking Corp/NY
		$1,170		0.19%, 09/16/2013(b)	2,100	2,099
Ohio- 0.34%				0.20%, 08/27/2013(b)	2,000	1,999
Ohio Higher Educational Facility				0.21%, 08/09/2013(b)	1,500	1,500
Commission (credit support from US Bank)				Mizuho Funding LLC (credit support from
0.18%, 07/08/2013	1,000	1,000		Mizuho Corp Bank LTD)
				0.22%, 09/03/2013(b)	2,000	1,999
				0.22%, 09/24/2013(b)	2,000	1,999
Pennsylvania - 0.29%				National Australia Funding Delaware
Luzerne County Industrial Development				Inc (credit support from National Australia
Authority (credit support from Wells Fargo)				Bank)
0.25%, 07/08/2013	865	865		0.24%, 08/05/2013(b)	1,200	1,200
				Nordea Bank AB
Rhode Island - 0.30%				0.22%, 10/15/2013(b),(d)	2,000	1,999
Rhode Island Student Loan Authority (credit				Oversea-Chinese Banking Corp Ltd
support from State Street Bank & Trust)				0.21%, 07/01/2013(d)	2,000	2,000
0.12%, 07/08/2013	900	900		0.22%, 08/05/2013(d)	2,000	1,999
				Skandinaviska Enskilda Banken AB
				0.22%, 07/02/2013(b),(d)	2,000	2,000
Texas- 0.54%				0.22%, 07/22/2013(b),(d)	2,000	2,000
South Central Texas Industrial Development				0.24%, 08/07/2013(b),(d)	1,800	1,799
Corp (credit support from JP Morgan Chase &				Societe Generale North America Inc (credit
Co)				support from Societe Generale)
0.13%, 07/08/2013	1,600	1,600		0.23%, 07/31/2013	2,000	2,000
				Standard Chartered Bank/New York
Washington - 0.15%				0.18%, 08/21/2013(b)	2,000	1,999
Washington State Housing Finance				0.25%, 07/09/2013(b)	2,000	2,000
Commission (credit support from Bank of				Sumitomo Mitsui Banking Corp
America)				0.22%, 07/29/2013(b),(d)	2,000	2,000
0.27%, 07/08/2013	455	455		0.22%, 09/09/2013(b),(d)	2,000	1,999
				0.23%, 07/08/2013(b),(d)	800	800
TOTAL MUNICIPAL BONDS		$24,470		0.23%, 07/17/2013(b),(d)	2,200	2,200
	Principal			UBS Finance Delaware LLC (credit support
COMMERCIAL PAPER - 74.16%	Amount (000's)	Value(000	's)	from UBS AG)
				0.20%, 09/05/2013	1,250	1,249
Automobile Manufacturers - 2.35%				0.20%, 10/09/2013	1,800	1,799
BMW US Capital LLC (credit support from				0.23%, 07/05/2013	2,000	2,000
BMW AG)				Union Bank NA
0.07%, 07/01/2013(b)	$5,000	$5,000		0.15%, 07/08/2013	1,850	1,850
Toyota Motor Credit Corp				0.15%, 07/19/2013	1,700	1,700
0.23%, 12/10/2013	2,000	1,998		0.16%, 08/06/2013	2,100	2,100
		$6,998		0.20%, 10/10/2013	1,000	999
Banks- 25.81%						$76,779
Barclays US Funding Corp				Beverages - 0.67%
0.20%, 08/13/2013	1,800	1,799		Anheuser-Busch InBev Worldwide Inc (credit
Commonwealth Bank of Australia				support from Anheuser-Busch InBev SA/NV
0.23%, 10/22/2013(b),(d)	1,900	1,899		Anheuser-Busch Companies, Inc., BrandBrew
Credit Suisse/New York NY				S.A., Cobrew NV/SA)
0.24%, 07/18/2013	2,000	2,000		0.18%, 07/10/2013(b)	2,000	2,000
0.24%, 09/11/2013	2,000	1,999
0.24%, 10/07/2013	1,500	1,499
DBS Bank Ltd				Commercial Services - 1.90%
0.25%, 12/12/2013(b),(d)	2,000	1,998		Catholic Health Initiatives
Deutsche Bank Financial LLC (credit support				0.14%, 08/08/2013	2,100	2,100
from Deutsche Bank)				0.14%, 08/19/2013	2,100	2,099
0.23%, 08/19/2013	2,200	2,199
0.24%, 07/29/2013	1,700	1,700

See accompanying notes

68

Schedule of Investments
Money Market Account
June 30, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
Commercial Services (continued)				Diversified Financial Services (continued)
Salvation Army/United States				Sheffield Receivables Corp (continued)
0.17%, 07/17/2013	$1,465	$1,465		0.20%, 08/01/2013(b)	$1,700		$1,700
		$5,664		Thunder Bay Funding LLC
				0.20%, 10/24/2013(b)	2,100		2,099
Consumer Products - 0.44%				UOB Funding LLC (credit support from
Reckitt Benckiser Treasury Services				United Overseas Bank Ltd)
PLC (credit support from Reckitt Benckiser				0.21%, 08/13/2013	2,000		1,999
Group)				0.22%, 08/12/2013	1,700		1,699
0.40%, 08/05/2013(b)	1,300	1,299
				0.25%, 07/26/2013	2,000		1,999
							$81,586
Diversified Financial Services - 27.42%				Electric - 5.28%
Alpine Securitization Corp
0.15%, 07/18/2013(b)	2,400	2,400		GDF Suez
				0.20%, 07/23/2013(b)	2,000		1,999
0.15%, 07/24/2013(b)	2,000	2,000
				0.20%, 07/30/2013(b)	1,400		1,400
0.15%, 07/25/2013(b)	1,600	1,600
				0.22%, 08/26/2013(b)	2,000		1,999
AXA Financial Inc (credit support from AXA				0.24%, 10/01/2013(b)	2,000		1,999
SA)
0.26%, 07/01/2013(b)	1,500	1,500		Oglethorpe Power Corp
				0.15%, 07/11/2013(b)	2,100		2,100
BNP Paribas Finance Inc (credit support from				0.23%, 07/08/2013(b)	2,000		2,000
BNP Paribas)				Southern Co Funding Corp
0.15%, 07/05/2013	2,000	2,000		0.14%, 07/17/2013(b)	1,200		1,200
0.24%, 09/10/2013	2,000	1,999		0.19%, 07/18/2013(b)	2,000		2,000
CAFCO LLC				0.20%, 07/15/2013(b)	1,000		1,000
0.17%, 07/30/2013(b)	1,800	1,800
Collateralized Commercial Paper Co LLC							$15,697
0.18%, 07/01/2013	2,100	2,100		Insurance - 2.66%
0.20%, 08/01/2013	2,000	1,999		Prudential Funding LLC (credit support from
0.22%, 10/07/2013	2,000	1,999		Prudential Financial Inc)
Dealer Capital Access Trust LLC				0.12%, 07/24/2013	2,000		2,000
0.28%, 07/02/2013	2,200	2,200		0.15%, 07/15/2013	2,000		2,000
0.28%, 07/08/2013	1,800	1,800		Prudential PLC
0.28%, 07/16/2013	2,000	2,000		0.15%, 07/02/2013(b)	1,700		1,700
0.30%, 07/01/2013	1,200	1,200		0.22%, 07/11/2013(b)	2,200		2,200
Fairway Finance LLC							$7,900
0.12%, 07/08/2013(b)	2,000	2,000
0.15%, 08/20/2013(b)	2,000	1,999		Oil & Gas - 3.16%
Gemini Securitization Corp LLC				BP Capital Markets PLC (credit support from
0.15%, 08/01/2013(b)	2,100	2,100		BP PLC)
				0.12%, 08/07/2013(b)	1,900		1,900
Gotham Funding Corp
0.15%, 07/24/2013(b)	1,800	1,800		Motiva Enterprises LLC
0.17%, 07/01/2013(b)	1,700	1,700		0.11%, 07/12/2013	1,700		1,700
0.17%, 08/23/2013(b)	2,000	1,999		0.12%, 07/03/2013	4,300		4,300
0.20%, 09/27/2013(b)	2,000	1,999		0.13%, 07/05/2013	1,500		1,500
ING US Funding LLC (credit support from							$9,400
ING Bank)				Retail - 2.35%
0.15%, 07/02/2013	1,000	1,000		Army & Air Force Exchange Service/The
0.20%, 08/22/2013	2,100	2,099		0.09%, 07/01/2013(b)	5,000		5,000
Jupiter Securitization Co LLC				Wal-Mart Stores Inc
0.21%, 09/17/2013(b)	2,200	2,199		0.05%, 07/01/2013(b)	2,000		2,000
Liberty Street Funding LLC							$7,000
0.14%, 07/12/2013(b)	2,000	2,000
0.15%, 07/19/2013(b)	2,300	2,300		Supranational Bank - 2.12%
0.16%, 07/30/2013(b)	1,100	1,100		Corp Andina de Fomento
0.18%, 09/09/2013(b)	2,000	1,999		0.20%, 09/18/2013(b)	2,000		1,999
Market Street Funding LLC				0.21%, 09/26/2013(b)	2,000		1,999
0.13%, 07/25/2013(b)	2,000	2,000		0.28%, 09/16/2013(b)	2,300		2,299
0.14%, 08/07/2013(b)	2,000	2,000					$6,297
0.17%, 07/15/2013(b)	2,000	2,000		TOTAL COMMERCIAL PAPER			$220,620
Nieuw Amsterdam Receivables Corp					Principal
0.17%, 07/12/2013(b)	1,600	1,600		CERTIFICATE OF DEPOSIT - 1.75%	Amount (000's)	Value	(000	's)
0.17%, 08/09/2013(b)	1,700	1,700
0.17%, 08/15/2013(b)	1,900	1,899		Banks- 1.75%
0.20%, 07/10/2013(b)	2,000	2,000		Bank of America NA
River Fuel Co No 2 Inc (credit support from				0.22%, 08/20/2013	2,000		2,000
Bank of Nova Scotia)				0.23%, 07/16/2013	1,800		1,800
0.13%, 07/31/2013	2,000	2,000		Bank of Nova Scotia/Houston
				0.39%, 07/11/2014(a),(d)	1,400		1,400
Sheffield Receivables Corp
0.17%, 07/25/2013(b)	2,000	2,000					$5,200
0.17%, 08/06/2013(b)	2,000	2,000		TOTAL CERTIFICATE OF DEPOSIT			$5,200

See accompanying notes

69

Schedule of Investments Money Market Account June 30, 2013 (unaudited)

Maturity
REPURCHASE AGREEMENTS - 5.04%	Amount (000's)	Value(000	's)

Banks - 5.04%
Goldman Sachs Repurchase Agreement;	$15,000		$15,000
0.10% dated 06/28/2013 maturing
07/01/2013 (collateralized by US
Government Security; $15,300,000; 1.63%;
dated 11/19/14)

TOTAL REPURCHASE AGREEMENTS			$15,000
Total Investments			$304,504
Liabilities in Excess of Other Assets, Net - (2.36)%			$(7,010)
TOTAL NET ASSETS - 100.00%			$297,494

(a) Variable Rate. Rate shown is in effect at June 30, 2013.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $147,319 or 49.52% of net assets.
(c) Security is Illiquid
(d) Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector			Percent
Financial			65 .97%
Insured			8.22%
Asset Backed Securities			5 .83%
Utilities			5 .28%
Consumer, Cyclical			4 .70%
Exchange Traded Funds			4 .07%
Energy			3.16%
Consumer, Non-cyclical			3 .01%
Government			2.12%
Liabilities in Excess of Other Assets, Net			(2 .36)%
TOTAL NET ASSETS			100.00%

See accompanying notes

70

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2013 (unaudited)

COMMON STOCKS - 97.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.43%			Consumer Products - 1.49%
Boeing Co/The	24,954	$2,556	Clorox Co/The	6,237		$518
Northrop Grumman Corp	7,955	659	Kimberly-Clark Corp	4,310		419
Teledyne Technologies Inc (a)	8,825	683	Tupperware Brands Corp	10,902		847
		$3,898	WD-40 Co	10,973		598
Airlines - 0.60%						$2,382
Alaska Air Group Inc	13,281	691	Cosmetics & Personal Care - 1.08%
Cathay Pacific Airways Ltd ADR	31,549	273	Procter & Gamble Co/The	22,371		1,722
		$964
Apparel - 1.48%			Distribution & Wholesale - 0.55%
Nike Inc	37,351	2,378	Pool Corp	16,884		885
Automobile Manufacturers - 1.10%			Diversified Financial Services - 3.30%
Nissan Motor Co Ltd ADR	11,346	230	Ameriprise Financial Inc	7,394		598
PACCAR Inc	28,658	1,538	Charles Schwab Corp/The	85,003		1,804
		$1,768	Franklin Resources Inc	15,253		2,075
			T Rowe Price Group Inc	11,150		816
Automobile Parts & Equipment - 0.87%						$5,293
Autoliv Inc	5,015	388
Johnson Controls Inc	27,965	1,001	Electric - 0.99%
		$1,389	Duke Energy Corp	9,976		673
			Edison International	16,175		779
Banks - 6.51%			Xcel Energy Inc	4,919		140
City National Corp/CA	9,981	633				$1,592
East West Bancorp Inc	21,718	597
Goldman Sachs Group Inc/The	2,890	437	Electronics - 1.97%
JP Morgan Chase & Co	41,829	2,208	Electro Scientific Industries Inc	3,636		39
PNC Financial Services Group Inc/The	5,725	417	FEI Co	8,333		608
State Street Corp	14,025	915	FLIR Systems Inc	9,325		252
SVB Financial Group (a)	6,775	565	Thermo Fisher Scientific Inc	10,150		859
US Bancorp/MN	40,150	1,451	Trimble Navigation Ltd (a)	22,470		584
Wells Fargo & Co	77,510	3,199	Waters Corp (a)	8,131		814
		$10,422				$3,156
Beverages - 2.18%			Engineering & Construction - 0.81%
Brown-Forman Corp	10,131	684	Granite Construction Inc	11,925		355
Cia de Bebidas das Americas ADR	4,850	181	Jacobs Engineering Group Inc (a)	17,171		946
Coca-Cola Co/The	23,550	945				$1,301
Coca-Cola HBC AG ADR	7,243	169	Environmental Control - 0.63%
PepsiCo Inc	18,507	1,514	Darling International Inc (a)	6,339		118
		$3,493	Energy Recovery Inc (a)	9,196		38
Biotechnology - 1.07%			Waste Connections Inc	20,737		853
Gilead Sciences Inc (a)	33,451	1,713				$1,009
			Food - 1.99%
Building Materials - 0.61%			Dairy Farm International Holdings Ltd ADR	15,983		954
Apogee Enterprises Inc	19,527	469	General Mills Inc	23,089		1,121
Simpson Manufacturing Co Inc	17,411	512	Kroger Co/The	31,967		1,104
		$981				$3,179
Chemicals - 2.83%			Gas - 1.65%
Axiall Corp	7,132	304	Sempra Energy	32,251		2,637
EI du Pont de Nemours & Co	18,000	945
FMC Corp	14,650	895
International Flavors & Fragrances Inc	12,216	918	Healthcare - Products - 1.57%
			Becton Dickinson and Co	7,911		782
PPG Industries Inc	5,348	783	Edwards Lifesciences Corp (a)	1,400		94
Sigma-Aldrich Corp	8,615	692	Medtronic Inc	11,363		585
		$4,537	Techne Corp	6,600		456
Commercial Services - 1.73%			Varian Medical Systems Inc (a)	8,962		604
Hertz Global Holdings Inc (a)	48,289	1,198				$2,521
Robert Half International Inc	12,550	417
TrueBlue Inc (a)	22,266	469	Healthcare - Services - 0.93%
			DaVita HealthCare Partners Inc (a)	6,124		740
Weight Watchers International Inc	15,010	690	Health Net Inc/CA (a)	680		22
		$2,774	Universal Health Services Inc	10,923		731
Computers - 3.74%						$1,493
Apple Inc	6,860	2,717
EMC Corp/MA	49,450	1,168	Insurance - 2.61%
International Business Machines Corp	11,000	2,102	ACE Ltd	8,994		805
			Fidelity National Financial Inc	23,025		548
		$5,987	HCC Insurance Holdings Inc	27,124		1,169
			MetLife Inc	13,650		625

See accompanying notes

71

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)			Pharmaceuticals (continued)
StanCorp Financial Group Inc	4,939	$244	Bristol-Myers Squibb Co	33,027		$1,476
XL Group PLC	26,233	795	Forest Laboratories Inc (a)	6,081		249
		$4,186	Johnson & Johnson	18,886		1,621
			McKesson Corp	16,824		1,926
Internet - 3.08%			Teva Pharmaceutical Industries Ltd ADR	10,252		402
Amazon.com Inc (a)	4,747	1,318
			VCA Antech Inc (a)	15,661		409
eBay Inc (a)	23,486	1,215
Google Inc (a)	2,723	2,397				$10,138
		$4,930	REITS - 3.26%
			Alexandria Real Estate Equities Inc	13,455		884
Iron & Steel - 0.98%			Annaly Capital Management Inc	6,900		87
Reliance Steel & Aluminum Co	15,110	991	Essex Property Trust Inc	4,083		649
Schnitzer Steel Industries Inc	25,085	586	HCP Inc	28,900		1,313
		$1,577	Plum Creek Timber Co Inc	9,050		422
Leisure Products & Services - 0.57%			Sabra Health Care REIT Inc	7,829		204
Ambassadors Group Inc	12,971	46	Ventas Inc	5,283		367
Carnival Corp	12,975	445	Weyerhaeuser Co	45,584		1,299
Harley-Davidson Inc	7,624	418				$5,225
		$909	Retail - 5.90%
Lodging - 0.15%			Copart Inc (a)	31,075		957
Red Lion Hotels Corp (a)	38,157	233	Costco Wholesale Corp	24,735		2,735
			CVS Caremark Corp	14,209		813
			Home Depot Inc/The	13,063		1,012
Machinery - Construction & Mining - 0.21%			Nordstrom Inc	27,996		1,678
Caterpillar Inc	4,010	331	Starbucks Corp	34,363		2,250
						$9,445
Machinery - Diversified - 1.00%			Savings & Loans - 0.65%
AGCO Corp	5,050	253	Washington Federal Inc	55,349		1,045
Deere & Co	16,600	1,349
		$1,602
			Semiconductors - 3.54%
Media - 2.52%			Altera Corp	10,171		336
Viacom Inc	20,375	1,387	Applied Materials Inc	45,687		681
Walt Disney Co/The	41,873	2,644	Avago Technologies Ltd	11,900		445
		$4,031	Intel Corp	47,936		1,161
			Lam Research Corp (a)	16,201		718
Metal Fabrication & Hardware - 0.71%			LSI Corp (a)	29,645		212
Precision Castparts Corp	5,012	1,133
			Microchip Technology Inc	26,184		975
			QLogic Corp (a)	12,282		117
Mining - 0.43%			Qualcomm Inc	12,575		768
Freeport-McMoRan Copper & Gold Inc	25,110	693	Supertex Inc	10,475		251
						$5,664
Miscellaneous Manufacturing - 2.05%			Software - 5.55%
Aptargroup Inc	12,119	669	Actuate Corp (a)	31,229		207
Crane Co	11,875	712	Adobe Systems Inc (a)	34,140		1,556
General Electric Co	82,371	1,910	Autodesk Inc (a)	13,700		465
		$3,291	Informatica Corp (a)	11,150		390
Oil & Gas - 8.58%			Microsoft Corp	104,486		3,608
			Omnicell Inc (a)	16,541		340
Apache Corp	23,085	1,935
Chevron Corp	33,133	3,921	Oracle Corp	58,309		1,791
			Tyler Technologies Inc (a)	7,714		529
CNOOC Ltd ADR	1,852	310
Devon Energy Corp	19,435	1,008				$8,886
Energen Corp	12,350	646	Telecommunications - 3.92%
Exxon Mobil Corp	27,901	2,521	AT&T Inc	56,641		2,005
HollyFrontier Corp	6,500	278	China Mobile Ltd ADR	19,390		1,004
Nabors Industries Ltd	16,284	249	Cisco Systems Inc	40,118		975
Occidental Petroleum Corp	24,211	2,160	Corning Inc	47,526		676
Total SA ADR	14,675	715	Polycom Inc (a)	26,575		280
		$13,743	Verizon Communications Inc	26,692		1,344
Oil & Gas Services - 0.62%						$6,284
Natural Gas Services Group Inc (a)	19,435	457
			Toys, Games & Hobbies - 0.88%
Schlumberger Ltd	7,580	543	Hasbro Inc	10,870		487
		$1,000	Mattel Inc	20,445		927
Pharmaceuticals - 6.33%						$1,414
Abbott Laboratories	23,585	823	Transportation - 1.75%
AbbVie Inc	24,810	1,026	Con-way Inc	4,335		169
Actavis Inc (a)	3,579	452
			Expeditors International of Washington Inc	36,653		1,393
Allergan Inc/United States	20,823	1,754

See accompanying notes

72

Schedule of Investments Principal Capital Appreciation Account June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Transportation (continued)
Union Pacific Corp	8,060	$1,244
		$2,806
Trucking & Leasing - 0.31%
Greenbrier Cos Inc (a)	20,265	494
Water- 0.18%
California Water Service Group	14,800	289

TOTAL COMMON STOCKS		$156,823
	Maturity
REPURCHASE AGREEMENTS - 1.20%	Amount (000's)	Value (000's)
Banks- 1.20%
Investment in Joint Trading Account; Credit	$385	$386
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $393,125; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	154	154
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $157,250; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	809	809
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $825,564; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	570	570
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $581,399; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$1,919
TOTAL REPURCHASE AGREEMENTS		$1,919
Total Investments		$158,742
Other Assets in Excess of Liabilities, Net - 0.91%		$1,455
TOTAL NET ASSETS - 100.00%		$160,197

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18 .36%
Financial		17 .53%
Technology		12 .83%
Industrial		12 .48%
Consumer, Cyclical		12 .11%
Communications		9 .52%
Energy		9.20%
Basic Materials		4.24%
Utilities		2 .82%
Other Assets in Excess of Liabilities, Net		0 .91%
TOTAL NET ASSETS		100.00%

See accompanying notes

73

Schedule of Investments
Real Estate Securities Account
June 30, 2013 (unaudited)

COMMON STOCKS - 100.16%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Healthcare - Services - 0.48%				(continued)	Amount (000's)	Value	(000	's)
Brookdale Senior Living Inc (a)	25,411	$672		Banks (continued)
				Investment in Joint Trading Account; Merrill	$58		$58
				Lynch Repurchase Agreement; 0.08%
Real Estate - 1.04%				dated 06/28/2013 maturing 07/01/2013
Jones Lang LaSalle Inc	15,900	1,449		(collateralized by US Government
				Securities; $59,455; 0.00% - 0.25%; dated
REITS- 98.64%				07/05/13 - 04/15/16)
Apartment Investment & Management Co	138,710	4,167					$196
AvalonBay Communities Inc	34,721	4,684		TOTAL REPURCHASE AGREEMENTS			$196
Boston Properties Inc	69,967	7,379		Total Investments			$139,684
BRE Properties Inc	35,722	1,787		Liabilities in Excess of Other Assets, Net - (0.30)%			$(413)
Camden Property Trust	54,043	3,737		TOTAL NET ASSETS - 100.00%			$139,271
Campus Crest Communities Inc	94,980	1,096
Corrections Corp of America	94,322	3,195
CubeSmart	122,600	1,959		(a) Non-Income Producing Security
DDR Corp	195,856	3,261
Duke Realty Corp	130,600	2,036
DuPont Fabros Technology Inc	52,940	1,279
EPR Properties	58,624	2,947		Portfolio Summary (unaudited)
Equity One Inc	52,389	1,186		Sector			Percent
Equity Residential	85,199	4,947		Financial			99 .82%
Essex Property Trust Inc	24,429	3,882		Consumer, Non-cyclical			0 .48%
Extra Space Storage Inc	68,600	2,876		Liabilities in Excess of Other Assets, Net			(0 .30)%
Federal Realty Investment Trust	26,338	2,731		TOTAL NET ASSETS			100.00%
First Industrial Realty Trust Inc	242,877	3,684
General Growth Properties Inc	260,333	5,173
HCP Inc	70,969	3,225
Health Care REIT Inc	51,042	3,421
Host Hotels & Resorts Inc	317,427	5,355
Medical Properties Trust Inc	86,800	1,243
Pebblebrook Hotel Trust	89,300	2,308
Pennsylvania Real Estate Investment Trust	102,200	1,930
Prologis Inc	220,193	8,306
Public Storage	35,462	5,437
Ramco-Gershenson Properties Trust	25,995	404
Retail Properties of America Inc	38,899	555
Saul Centers Inc	35,744	1,589
Senior Housing Properties Trust	88,221	2,288
Simon Property Group Inc	112,350	17,742
SL Green Realty Corp	61,250	5,402
Strategic Hotels & Resorts Inc (a)	250,007	2,215
Sunstone Hotel Investors Inc (a)	109,700	1,325
Taubman Centers Inc	36,130	2,715
Ventas Inc	61,689	4,285
Vornado Realty Trust	67,785	5,616
		$137,367
TOTAL COMMON STOCKS		$139,488
	Maturity
REPURCHASE AGREEMENTS - 0.14%	Amount (000's)	Value(000	's)
Banks- 0.14%
Investment in Joint Trading Account; Credit	$39	$39
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $40,202; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	16	16
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $16,080; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	83	83
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $84,424; 0.00% - 10.35%; dated
08/03/13 - 06/29/32)

See accompanying notes

74

Schedule of Investments SAM Balanced Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.22%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.49%
Blue Chip Fund (a)	6,560	$81
Global Diversified Income Fund (a)	969,139	13,413
Global Multi-Strategy Fund (a)	2,375,939	25,090
Global Real Estate Securities Fund (a)	1,183,362	9,857
High Yield Fund (a)	2,406,749	18,508
Inflation Protection Fund (a)	513,293	4,404
LargeCap Blend Fund II (a)	2,464,902	29,801
LargeCap Growth Fund II (a)	3,047,315	28,553
LargeCap Value Fund III (a)	2,438,569	31,019
MidCap Growth Fund III (a)	591,216	7,290
Preferred Securities Fund (a)	1,290,566	13,344
SmallCap Growth Fund I (a),(b)	2,449,424	31,377
SmallCap Value Fund II (a)	1,317,451	16,139
Small-MidCap Dividend Income Fund (a)	1,695,084	20,663
		$249,539

Principal Variable Contracts Funds, Inc. Class 1 - 73.73%
Bond & Mortgage Securities Account (a)	1,027,624	11,807
Diversified International Account (a)	6,510,576	85,484
Equity Income Account (a)	6,959,061	133,266
Government & High Quality Bond Account (a)	8,644,368	92,581
Income Account (a)	11,978,258	132,360
International Emerging Markets Account (a)	831,664	12,591
LargeCap Growth Account (a)	3,839,972	72,652
LargeCap Value Account (a)	1,421,218	45,493
MidCap Account (a)	597,904	32,287
Principal Capital Appreciation Account (a)	2,635,523	71,186
Short-Term Income Account (a)	12,256,844	32,113
		$721,820
TOTAL INVESTMENT COMPANIES		$971,359
Total Investments		$971,359
Other Assets in Excess of Liabilities, Net - 0.78%		$7,648
TOTAL NET ASSETS - 100.00%		$979,007

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.10%
Fixed Income Funds		31 .16%
International Equity Funds		11 .03%
Specialty Funds		3 .93%
Other Assets in Excess of Liabilities, Net		0.78%
TOTAL NET ASSETS		100.00%

See accompanying notes

75

Schedule of Investments
SAM Balanced Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—	6,560	$83	—	$—	6,560	$83
Bond & Mortgage Securities Account	52,766	617	981,509	11,686	6,651	76	1,027,624	12,224
Diversified International Account	6,452,409	73,876	215,617	2,957	157,450	2,095	6,510,576	74,327
Equity Income Account	7,671,414	90,522	—	—	712,353	13,281	6,959,061	80,970
Global Diversified Income Fund	988,573	13,133	19,785	282	39,219	562	969,139	12,866
Global Multi-Strategy Fund	2,283,521	23,066	114,716	1,220	22,298	234	2,375,939	24,054
Global Real Estate Securities Fund	1,269,530	9,377	5,004	43	91,172	764	1,183,362	8,692
Government & High Quality Bond	8,846,644	87,325	163,394	1,792	365,670	3,990	8,644,368	85,398
Account
High Yield Fund	2,465,685	16,683	87,933	696	146,869	1,165	2,406,749	16,242
Income Account	12,555,647	123,521	—	—	577,389	6,519	11,978,258	117,105
Inflation Protection Fund	314,895	2,565	327,034	3,042	128,636	1,132	513,293	4,410
International Emerging Markets	791,770	7,652	39,894	667	—	—	831,664	8,319
Account
LargeCap Blend Fund II	2,558,746	24,077	146,411	1,742	240,255	2,867	2,464,902	23,165
LargeCap Growth Account	3,356,915	32,718	483,057	8,917	—	—	3,839,972	41,635
LargeCap Growth Fund II	3,183,181	18,351	767	7	136,633	1,306	3,047,315	17,259
LargeCap Value Account	1,015,249	26,265	405,969	13,003	—	—	1,421,218	39,268
LargeCap Value Fund III	2,890,622	31,516	—	—	452,053	5,514	2,438,569	26,563
MidCap Account	629,875	18,561	32,756	1,742	64,727	3,404	597,904	17,626
MidCap Growth Fund III	300,079	3,029	343,705	4,120	52,568	652	591,216	6,519
Preferred Securities Fund	1,357,694	8,888	137,361	1,475	204,489	2,172	1,290,566	8,582
Principal Capital Appreciation	2,843,512	47,775	—	—	207,989	5,431	2,635,523	43,429
Account
Short-Term Income Account	11,897,503	29,984	448,745	1,180	89,404	234	12,256,844	30,931
SmallCap Growth Fund I	2,571,764	26,402	145,798	1,742	268,138	3,259	2,449,424	25,073
SmallCap Value Fund II	1,008,836	10,004	308,615	3,574	—	—	1,317,451	13,578
Small-MidCap Dividend Income Fund	1,626,891	16,100	108,323	1,318	40,130	482	1,695,084	16,962
		$742,007		$61,288		$55,139		$755,280

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund		$—			$—			$—
Bond & Mortgage Securities Account		—			(3)			—
Diversified International Account		—			(411)			—
Equity Income Account		—			3,729			—
Global Diversified Income Fund		330			13			—
Global Multi-Strategy Fund		—			2			—
Global Real Estate Securities Fund		98			36			—
Government & High Quality Bond Account		—			271			—
High Yield Fund		643			28			—
Income Account		—			103			—
Inflation Protection Fund		—			(65)			—
International Emerging Markets Account		—			—			—
LargeCap Blend Fund II		—			213			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			207			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			561			—
MidCap Account		—			727			—
MidCap Growth Fund III		—			22			—
Preferred Securities Fund		351			391			—
Principal Capital Appreciation Account		—			1,085			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			188			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		273			26			—
		$1,695			$7,124			$—
Amounts in thousands except shares

See accompanying notes

76

Schedule of Investments SAM Conservative Balanced Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 98.59%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.41%
Blue Chip Fund (a)	47,830	$592
Global Diversified Income Fund (a)	359,419	4,974
Global Multi-Strategy Fund (a)	368,727	3,894
Global Real Estate Securities Fund (a)	177,383	1,478
High Yield Fund (a)	679,001	5,222
Inflation Protection Fund (a)	494,127	4,240
LargeCap Blend Fund II (a)	366,984	4,437
LargeCap Growth Fund II (a)	458,877	4,300
LargeCap Value Fund III (a)	356,398	4,533
MidCap Growth Fund III (a)	88,869	1,096
Preferred Securities Fund (a)	426,407	4,409
SmallCap Growth Fund I (a),(b)	365,188	4,678
SmallCap Value Fund II (a)	203,044	2,487
Small-MidCap Dividend Income Fund (a)	251,390	3,064
		$49,404

Principal Variable Contracts Funds, Inc. Class 1 - 76.18%
Bond & Mortgage Securities Account (a)	628,847	7,226
Diversified International Account (a)	966,377	12,689
Equity Income Account (a)	920,157	17,621
Government & High Quality Bond Account (a)	3,071,163	32,892
Income Account (a)	4,437,193	49,031
International Emerging Markets Account (a)	154,762	2,343
LargeCap Growth Account (a)	531,983	10,065
LargeCap Value Account (a)	258,105	8,262
MidCap Account (a)	86,267	4,658
Principal Capital Appreciation Account (a)	408,482	11,033
Short-Term Income Account (a)	4,618,403	12,100
		$167,920
TOTAL INVESTMENT COMPANIES		$217,324
Total Investments		$217,324
Other Assets in Excess of Liabilities, Net - 1.41%		$3,099
TOTAL NET ASSETS - 100.00%		$220,423

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		52 .22%
Domestic Equity Funds		34.86%
International Equity Funds		7 .49%
Specialty Funds		4 .02%
Other Assets in Excess of Liabilities, Net		1.41%
TOTAL NET ASSETS		100.00%

See accompanying notes

77

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		47,830	$606	—		$—	47,830	$606
Bond & Mortgage Securities Account	207,346	2,431		439,980	5,176	18,479		216	628,847	7,386
Diversified International Account	978,402	10,479		6,724	90	18,749		249	966,377	10,327
Equity Income Account	930,939	10,910		12,980	253	23,762		434	920,157	10,827
Global Diversified Income Fund	344,703	4,586		25,880	368	11,164		163	359,419	4,793
Global Multi-Strategy Fund	337,817	3,407		30,910	328	—		—	368,727	3,735
Global Real Estate Securities Fund	202,717	1,476		796	7	26,130		225	177,383	1,279
Government & High Quality Bond	3,091,531	31,251		74,753	812	95,121		1,037	3,071,163	31,075
Account
High Yield Fund	682,527	4,400		49,448	391	52,974		419	679,001	4,394
Income Account	4,614,679	46,400		—	—	177,486		2,001	4,437,193	44,430
Inflation Protection Fund	385,083	3,269		159,600	1,466	50,556		449	494,127	4,265
International Emerging Markets	114,322	1,020		40,440	675	—		—	154,762	1,695
Account
LargeCap Blend Fund II	437,565	4,050		—	—	70,581		822	366,984	3,375
LargeCap Growth Account	515,585	5,457		28,604	555	12,206		221	531,983	5,804
LargeCap Growth Fund II	531,393	3,493		—	—	72,516		656	458,877	2,904
LargeCap Value Account	249,349	6,362		18,453	606	9,697		298	258,105	6,699
LargeCap Value Fund III	383,515	4,167		—	—	27,117		334	356,398	3,870
MidCap Account	93,694	2,682		—	—	7,427		384	86,267	2,379
MidCap Growth Fund III	91,466	956		7,085	84	9,682		120	88,869	926
Preferred Securities Fund	435,754	2,903		17,363	186	26,710		283	426,407	2,853
Principal Capital Appreciation	445,019	7,546		—	—	36,537		945	408,482	6,786
Account
Short-Term Income Account	4,383,617	10,861		234,786	617	—		—	4,618,403	11,478
SmallCap Growth Fund I	363,658	3,845		23,269	275	21,739		266	365,188	3,858
SmallCap Value Fund II	182,798	1,818		24,330	283	4,084		47	203,044	2,054
Small-MidCap Dividend Income Fund	265,449	2,632		1,799	22	15,858		185	251,390	2,485

		$176,401			$12,800			$9,754		$180,283

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund			$—			$—	$			—
Bond & Mortgage Securities Account			—			(5)				—
Diversified International Account			—			7				—
Equity Income Account			—			98				—
Global Diversified Income Fund			119			2				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			15			21				—
Government & High Quality Bond Account			—			49				—
High Yield Fund			175			22				—
Income Account			—			31				—
Inflation Protection Fund			—			(21)				—
International Emerging Markets Account			—			—				—
LargeCap Blend Fund II			—			147				—
LargeCap Growth Account			—			13				—
LargeCap Growth Fund II			—			67				—
LargeCap Value Account			—			29				—
LargeCap Value Fund III			—			37				—
MidCap Account			—			81				—
MidCap Growth Fund III			—			6				—
Preferred Securities Fund			114			47				—
Principal Capital Appreciation Account			—			185				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			4				—
SmallCap Value Fund II			—			—				—
Small-MidCap Dividend Income Fund			41			16				—
			$464			$836	$			—
Amounts in thousands except shares

See accompanying notes

78

Schedule of Investments SAM Conservative Growth Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 29.74%
Blue Chip Fund (a)	39,023	$483
Diversified Real Asset Fund (a)	384,656	4,489
Global Multi-Strategy Fund (a)	714,833	7,549
Global Real Estate Securities Fund (a)	378,884	3,156
High Yield Fund (a)	239,991	1,845
LargeCap Blend Fund II (a)	829,921	10,034
LargeCap Growth Fund II (a)	1,059,892	9,931
LargeCap Value Fund III (a)	787,651	10,019
MidCap Growth Fund III (a)	119,406	1,472
Preferred Securities Fund (a)	180,467	1,866
SmallCap Growth Fund I (a),(b)	814,757	10,437
SmallCap Value Fund II (a)	432,142	5,294
Small-MidCap Dividend Income Fund (a)	544,463	6,637
		$73,212

Principal Variable Contracts Funds, Inc. Class 1 - 70.20%
Diversified International Account (a)	2,104,733	27,635
Equity Income Account (a)	2,103,622	40,284
Government & High Quality Bond Account (a)	890,313	9,535
Income Account (a)	1,470,919	16,254
International Emerging Markets Account (a)	285,600	4,324
LargeCap Growth Account (a)	1,291,548	24,436
LargeCap Value Account (a)	504,548	16,151
MidCap Account (a)	194,717	10,515
Principal Capital Appreciation Account (a)	758,879	20,497
Short-Term Income Account (a)	1,207,554	3,164
		$172,795
TOTAL INVESTMENT COMPANIES		$246,007
Total Investments		$246,007
Other Assets in Excess of Liabilities, Net - 0.06%		$146
TOTAL NET ASSETS - 100.00%		$246,153

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67.52%
International Equity Funds		14 .27%
Fixed Income Funds		13 .26%
Specialty Funds		4 .89%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

79

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		39,023	$486	—		$—	39,023	$486
Diversified International Account	2,060,205	26,353		60,958	813	16,430		226	2,104,733	26,896
Diversified Real Asset Fund	371,781	4,161		20,885	252	8,010		96	384,656	4,315
Equity Income Account	2,249,257	25,543		—	—	145,635		2,678	2,103,622	23,770
Global Multi-Strategy Fund	652,798	6,596		62,035	658	—		—	714,833	7,254
Global Real Estate Securities Fund	397,766	2,928		1,609	14	20,491		175	378,884	2,773
Government & High Quality Bond	882,918	8,513		31,272	341	23,877		260	890,313	8,593
Account
High Yield Fund	223,237	1,475		20,293	160	3,539		28	239,991	1,607
Income Account	1,446,664	14,248		64,485	728	40,230		454	1,470,919	14,521
International Emerging Markets	262,116	3,917		23,484	387	—		—	285,600	4,304
Account
LargeCap Blend Fund II	845,835	7,954		8,576	97	24,490		299	829,921	7,784
LargeCap Growth Account	1,242,051	14,667		49,497	904	—		—	1,291,548	15,571
LargeCap Growth Fund II	1,065,036	6,638		13,763	123	18,907		182	1,059,892	6,593
LargeCap Value Account	477,996	12,352		26,552	838	—		—	504,548	13,190
LargeCap Value Fund III	827,243	8,953		1,391	16	40,983		505	787,651	8,518
MidCap Account	202,505	6,465		—	—	7,788		409	194,717	6,158
MidCap Growth Fund III	106,475	1,118		18,396	216	5,465		69	119,406	1,268
Preferred Securities Fund	174,944	1,322		12,519	133	6,996		74	180,467	1,381
Principal Capital Appreciation	823,171	11,897		2,923	78	67,215		1,707	758,879	10,711
Account
Short-Term Income Account	1,158,056	2,938		65,171	171	15,673		41	1,207,554	3,068
SmallCap Growth Fund I	853,024	8,768		—	—	38,267		461	814,757	8,343
SmallCap Value Fund II	418,928	4,089		18,468	217	5,254		61	432,142	4,246
Small-MidCap Dividend Income Fund	557,220	5,516		7,809	96	20,566		238	544,463	5,396

		$186,411			$6,728			$7,963		$186,746

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund			$—			$—	$			—
Diversified International Account			—			(44)				—
Diversified Real Asset Fund			—			(2)				—
Equity Income Account			—			905				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			31			6				—
Government & High Quality Bond Account			—			(1)				—
High Yield Fund			62			—				—
Income Account			—			(1)				—
International Emerging Markets Account			—			—				—
LargeCap Blend Fund II			—			32				—
LargeCap Growth Account			—			—				—
LargeCap Growth Fund II			—			14				—
LargeCap Value Account			—			—				—
LargeCap Value Fund III			—			54				—
MidCap Account			—			102				—
MidCap Growth Fund III			—			3				—
Preferred Securities Fund			49			—				—
Principal Capital Appreciation Account			—			443				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			36				—
SmallCap Value Fund II			—			1				—
Small-MidCap Dividend Income Fund			89			22				—
			$231			$1,570	$			—
Amounts in thousands except shares

See accompanying notes

80

Schedule of Investments SAM Flexible Income Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.37%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 22.15%
Blue Chip Fund (a)	43,051	$532
Global Diversified Income Fund (a)	725,796	10,045
Global Real Estate Securities Fund (a)	414,214	3,450
High Yield Fund (a)	1,174,520	9,032
LargeCap Blend Fund II (a)	177,541	2,147
LargeCap Growth Fund II (a)	207,618	1,945
LargeCap Value Fund III (a)	277,823	3,534
Preferred Securities Fund (a)	1,158,706	11,981
SmallCap Growth Fund I (a),(b)	198,573	2,544
Small-MidCap Dividend Income Fund (a)	603,458	7,356
		$52,566

Principal Variable Contracts Funds, Inc. Class 1 - 78.22%
Bond & Mortgage Securities Account (a)	843,902	9,697
Diversified International Account (a)	565,859	7,430
Equity Income Account (a)	885,762	16,962
Government & High Quality Bond Account (a)	3,831,245	41,033
Income Account (a)	6,243,975	68,996
International Emerging Markets Account (a)	75,316	1,140
LargeCap Growth Account (a)	534,680	10,116
LargeCap Value Account (a)	187,282	5,995
Principal Capital Appreciation Account (a)	201,681	5,447
Short-Term Income Account (a)	7,175,832	18,801
		$185,617
TOTAL INVESTMENT COMPANIES		$238,183
Total Investments		$238,183
Liabilities in Excess of Other Assets, Net - (0.37)%		$(889)
TOTAL NET ASSETS - 100.00%		$237,294

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67 .24%
Domestic Equity Funds		23.84%
International Equity Funds		5 .06%
Specialty Funds		4 .23%
Liabilities in Excess of Other Assets, Net		(0 .37)%
TOTAL NET ASSETS		100.00%

See accompanying notes

81

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2013 (unaudited)

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	June 30, 2013 Shares	June 30, 2013 Cost
Blue Chip Fund	—	$—		43,051	$544	—	$—	43,051	$544
Bond & Mortgage Securities Account	727,233	8,508		132,830	1,560	16,161	189	843,902	9,873
Diversified International Account	560,411	5,762		22,259	298	16,811	229	565,859	5,834
Equity Income Account	894,366	10,661		26,988	522	35,592	658	885,762	10,587
Global Diversified Income Fund	784,736	10,439		18,398	261	77,338	1,103	725,796	9,647
Global Real Estate Securities Fund	411,337	3,040		2,877	25	—	—	414,214	3,065
Government & High Quality Bond	3,974,771	39,776		154,661	1,687	298,187	3,241	3,831,245	38,267
Account
High Yield Fund	1,056,936	6,947		142,905	1,138	25,321	200	1,174,520	7,886
Income Account	6,357,559	63,890		281,822	3,184	395,406	4,457	6,243,975	62,622
International Emerging Markets	57,204	464		18,112	301	—	—	75,316	765
Account
LargeCap Blend Fund II	306,867	2,846		—	—	129,326	1,522	177,541	1,616
LargeCap Growth Account	518,555	7,305		16,125	291	—	—	534,680	7,596
LargeCap Growth Fund II	372,411	2,258		—	—	164,793	1,521	207,618	1,072
LargeCap Value Account	164,249	4,201		23,033	746	—	—	187,282	4,947
LargeCap Value Fund III	319,836	3,463		—	—	42,013	542	277,823	3,002
Preferred Securities Fund	1,124,821	7,607		104,018	1,113	70,133	734	1,158,706	7,966
Principal Capital Appreciation	194,359	3,325		7,322	186	—	—	201,681	3,511
Account
Short-Term Income Account	6,708,296	16,382		692,400	1,818	224,864	590	7,175,832	17,613
SmallCap Growth Fund I	184,429	1,971		14,144	171	—	—	198,573	2,142
Small-MidCap Dividend Income Fund	596,236	5,925		15,226	184	8,004	96	603,458	6,017

		$204,770			$14,029		$15,082		$204,572

	Income				Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Blue Chip Fund			$—			$—			$—
Bond & Mortgage Securities Account			—			(6)			—
Diversified International Account			—			3			—
Equity Income Account			—			62			—
Global Diversified Income Fund			249			50			—
Global Real Estate Securities Fund			34			—			—
Government & High Quality Bond Account			—			45			—
High Yield Fund			289			1			—
Income Account			—			5			—
International Emerging Markets Account			—			—			—
LargeCap Blend Fund II			—			292			—
LargeCap Growth Account			—			—			—
LargeCap Growth Fund II			—			335			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			81			—
Preferred Securities Fund			314			(20)			—
Principal Capital Appreciation Account			—			—			—
Short-Term Income Account			—			3			—
SmallCap Growth Fund I			—			—			—
Small-MidCap Dividend Income Fund			98			4			—
			$984			$855			$—
Amounts in thousands except shares

See accompanying notes

82

Schedule of Investments SAM Strategic Growth Portfolio June 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 28.57%
Blue Chip Fund (a)	26,654	$330
Global Real Estate Securities Fund (a)	576,435	4,802
LargeCap Blend Fund II (a)	601,751	7,275
LargeCap Growth Fund II (a)	745,770	6,988
LargeCap Value Fund III (a)	568,901	7,236
MidCap Growth Fund III (a)	241,074	2,973
SmallCap Growth Fund I (a),(b)	829,972	10,632
SmallCap Value Fund II (a)	421,226	5,160
Small-MidCap Dividend Income Fund (a)	474,602	5,785
		$51,181

Principal Variable Contracts Funds, Inc. Class 1 - 71.33%
Diversified International Account (a)	1,802,589	23,668
Equity Income Account (a)	1,529,534	29,291
Government & High Quality Bond Account (a)	223,916	2,398
International Emerging Markets Account (a)	398,519	6,034
LargeCap Growth Account (a)	1,386,391	26,230
LargeCap Value Account (a)	414,404	13,265
MidCap Account (a)	173,517	9,370
Principal Capital Appreciation Account (a)	648,253	17,509
		$127,765
TOTAL INVESTMENT COMPANIES		$178,946
Total Investments		$178,946
Other Assets in Excess of Liabilities, Net - 0.10%		$179
TOTAL NET ASSETS - 100.00%		$179,125

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.30%
International Equity Funds		19 .26%
Fixed Income Funds		1 .34%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

83

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2013 (unaudited)

	December 31, 2012 Shares	December 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		June 30, 2013 Shares	June 30, 2013 Cost
Affiliated Securities

Blue Chip Fund	—	$—		26,654	$335	—		$—	26,654	$335
Diversified International Account	1,735,737	21,838		77,089	1,026	10,237		138	1,802,589	22,696
Equity Income Account	1,568,014	18,590		12,965	251	51,445		950	1,529,534	18,127
Global Real Estate Securities Fund	593,530	4,321		2,450	21	19,545		170	576,435	4,180
Government & High Quality Bond	245,075	2,666		2,347	26	23,506		256	223,916	2,430
Account
International Emerging Markets	372,452	5,467		26,067	439	—		—	398,519	5,906
Account
LargeCap Blend Fund II	667,908	6,120		—	—	66,157		770	601,751	5,496
LargeCap Growth Account	1,285,357	16,438		101,034	1,827	—		—	1,386,391	18,265
LargeCap Growth Fund II	766,281	4,745		—	—	20,511		187	745,770	4,583
LargeCap Value Account	372,269	9,690		42,135	1,312	—		—	414,404	11,002
LargeCap Value Fund III	596,039	6,327		—	—	27,138		332	568,901	6,028
MidCap Account	180,432	5,796		—	—	6,915		361	173,517	5,484
MidCap Growth Fund III	282,655	2,810		—	—	41,581		496	241,074	2,392
Principal Capital Appreciation	680,636	10,338		8,456	231	40,839		1,051	648,253	9,725
Account
SmallCap Growth Fund I	857,297	8,924		257	3	27,582		332	829,972	8,608
SmallCap Value Fund II	430,303	4,077		3,948	48	13,025		151	421,226	3,988
Small-MidCap Dividend Income Fund	489,870	4,864		3,600	43	18,868		224	474,602	4,700

		$133,011			$5,562			$5,418		$133,945

	Income				Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Blue Chip Fund			$—			$—	$			—
Diversified International Account			—			(30)				—
Equity Income Account			—			236				—
Global Real Estate Securities Fund			48			8				—
Government & High Quality Bond Account			—			(6)				—
International Emerging Markets Account			—			—				—
LargeCap Blend Fund II			—			146				—
LargeCap Growth Account			—			—				—
LargeCap Growth Fund II			—			25				—
LargeCap Value Account			—			—				—
LargeCap Value Fund III			—			33				—
MidCap Account			—			49				—
MidCap Growth Fund III			—			78				—
Principal Capital Appreciation Account			—			207				—
SmallCap Growth Fund I			—			13				—
SmallCap Value Fund II			—			14				—
Small-MidCap Dividend Income Fund			78			17				—
			$126			$790	$			—
Amounts in thousands except shares

See accompanying notes

84

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

		Principal					Principal
BONDS	- 96.68%	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)
	Agriculture - 0.86%				Banks (continued)
	Cargill Inc				JP Morgan Chase Bank NA	(continued)
	1.90%, 03/01/2017(a)	$500	$502		6.00%, 10/01/2017		$2,250	$2,563
	6.00%, 11/27/2017(a)	1,500	1,746		KeyBank NA/Cleveland OH
			$2,248		7.41%, 10/15/2027		3,750	4,140
					Morgan Stanley
	Automobile Asset Backed Securities - 6.09%				0.73%, 10/18/2016(b)		2,500	2,420
	American Credit Acceptance Receivables				1.52%, 02/25/2016(b)		500	499
	Trust				6.00%, 05/13/2014		2,000	2,080
	1.64%, 11/15/2016(a),(b)	1,096	1,095
					PNC Bank NA
	AmeriCredit Automobile Receivables Trust				0.59%, 01/28/2016(b)		250	249
	0.68%, 10/11/2016(b)	1,000	999
					4.88%, 09/21/2017		1,300	1,440
	AmeriCredit Automobile Receivables Trust				6.00%, 12/07/2017		1,380	1,596
	2013-1				SunTrust Bank/Atlanta GA
	0.49%, 06/08/2016	1,250	1,249		0.56%, 08/24/2015(b)		1,700	1,686
	Capital Auto Receivables Asset Trust 2013-1				7.25%, 03/15/2018		1,500	1,799
	0.47%, 07/20/2014(b)	2,500	2,496
					Wachovia Bank NA
	CPS Auto Receivables Trust 2013-A				0.65%, 11/03/2014(b)		750	750
	1.31%, 06/15/2020(a),(b)	2,285	2,275
					4.88%, 02/01/2015		1,500	1,589
	CPS Auto Trust				Wachovia Corp
	1.59%, 03/16/2020(a)	574	574
					0.54%, 06/15/2017(b)		1,000	983
	1.82%, 09/15/2020(a),(b)	1,500	1,496
					Wells Fargo Bank NA
	Ford Credit Auto Owner Trust				5.75%, 05/16/2016		1,750	1,958
	0.40%, 09/15/2015	1,623	1,622					$49,198
	Santander Drive Auto Receivables Trust 2013-
	1				Beverages - 0.77%
	0.48%, 02/16/2016	1,465	1,464		PepsiCo Inc
	Santander Drive Auto Receivables Trust 2013-				0.75%, 03/05/2015		1,000	1,002
	2				SABMiller Holdings Inc
	0.47%, 03/15/2016(b)	2,750	2,748		1.85%, 01/15/2015(a)		1,000	1,014
			$16,018					$2,016
	Automobile Floor Plan Asset Backed Securities - 3.89%				Biotechnology - 1.16%
	Ally Master Owner Trust				Amgen Inc
	0.64%, 04/15/2018(b)	2,500	2,488		1.88%, 11/15/2014		500	507
	Ford Credit Floorplan Master Owner Trust A				2.13%, 05/15/2017		750	753
	0.57%, 01/15/2018(b)	2,000	1,999		2.30%, 06/15/2016		1,000	1,027
	Nissan Master Owner Trust Receivables				Gilead Sciences Inc
	0.49%, 02/15/2018(b)	3,000	2,999		2.40%, 12/01/2014		750	767
	World Omni Master Owner Trust							$3,054
	0.54%, 02/15/2018(a),(b)	2,750	2,749
			$10,235		Chemicals - 0.80%
					Airgas Inc
	Automobile Manufacturers - 0.38%				3.25%, 10/01/2015		2,000	2,093
	Daimler Finance North America LLC
	1.88%, 09/15/2014(a)	1,000	1,009
					Commercial Services - 0.88%
					ERAC USA Finance LLC
	Banks- 18.71%				2.75%, 07/01/2013(a)		1,500	1,500
	Bank of America NA				5.60%, 05/01/2015(a)		750	810
	0.55%, 06/15/2016(b)	1,000	964					$2,310
	5.30%, 03/15/2017	4,000	4,338
	Branch Banking & Trust Co				Computers - 0.75%
	0.57%, 05/23/2017(b)	1,750	1,720		Apple Inc
	Citigroup Inc				1.00%, 05/03/2018		500	480
	4.75%, 05/19/2015	500	529		Hewlett-Packard Co
	6.00%, 12/13/2013	2,000	2,046		1.25%, 09/13/2013		1,500	1,501
	6.13%, 11/21/2017	750	852					$1,981
	6.50%, 08/19/2013	2,500	2,519		Diversified Financial Services - 7.52%
	Commonwealth Bank of Australia				Caterpillar Financial Services Corp
	3.75%, 10/15/2014(a)	1,750	1,818		2.05%, 08/01/2016		500	512
	Goldman Sachs Group Inc/The				Ford Motor Credit Co LLC
	0.68%, 07/22/2015(b)	2,050	2,027		3.98%, 06/15/2016		2,500	2,619
	HSBC Bank PLC				General Electric Capital Corp
	3.10%, 05/24/2016(a)	375	393		0.48%, 01/08/2016(b)		2,000	1,989
	3.50%, 06/28/2015(a)	2,500	2,622		0.48%, 05/11/2016(b)		2,750	2,723
	ING Bank NV				2.95%, 05/09/2016		500	521
	2.38%, 06/09/2014(a)	1,750	1,774		Jefferies Group LLC
	JP Morgan Chase & Co				3.88%, 11/09/2015		1,500	1,552
	0.89%, 02/26/2016(b)	500	499		MassMutual Global Funding II
	JP Morgan Chase Bank NA				2.30%, 09/28/2015(a)		2,250	2,328
	5.88%, 06/13/2016	3,000	3,345		2.88%, 04/21/2014(a)		1,000	1,020

See accompanying notes

85

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
Murray Street Investment Trust I				Mastr Asset Backed Securities Trust 2005-
4.65%, 03/09/2017(b)	$3,750	$3,970		FRE1
Toyota Motor Credit Corp				0.44%, 10/25/2035(b)	$169		$168
1.75%, 05/22/2017	750	747		New Century Home Equity Loan Trust Series
2.05%, 01/12/2017	1,000	1,011		2005-3
3.20%, 06/17/2015	750	784		0.67%, 07/25/2035(b)	4,500		4,420
		$19,776		RAMP Series 2005-EFC2 Trust
				0.66%, 07/25/2035(b)	393		385
Electric - 3.94%				RASC Series 2003-KS10 Trust
LG&E and KU Energy LLC				4.47%, 03/25/2032	620		638
2.13%, 11/15/2015	2,000	2,043		RASC Series 2003-KS8 Trust
Nisource Finance Corp				4.59%, 08/25/2031	2		2
5.25%, 09/15/2017	1,000	1,113		Soundview Home Loan Trust 2005-CTX1
PPL Energy Supply LLC				0.61%, 11/25/2035(b)	750		726
5.70%, 10/15/2035	1,400	1,504		Structured Asset Securities Corp Mortgage
6.20%, 05/15/2016	400	445		Loan Trust Series 2005-GEL4
Public Service Co of New Mexico				0.81%, 08/25/2035(b)	194		184
7.95%, 05/15/2018	2,250	2,704		Terwin Mortgage Trust 2005-2HE
TransAlta Corp				0.95%, 01/25/2035(a),(b)	90		89
6.65%, 05/15/2018	2,250	2,547		Wells Fargo Home Equity Asset-Backed
		$10,356		Securities 2004-2 Trust
Finance - Mortgage Loan/Banker - 3.02%				0.61%, 10/25/2034(b)	53		51
Fannie Mae				5.00%, 10/25/2034	2,646		2,628
0.50%, 03/30/2016	2,000	1,989		5.00%, 10/25/2034	88		90
0.88%, 02/08/2018	2,000	1,942		Wells Fargo Home Equity Asset-Backed
1.13%, 04/27/2017	2,000	1,993		Securities 2005-2 Trust
Freddie Mac				0.60%, 11/25/2035(b)	1,000		986
0.63%, 12/29/2014	2,000	2,009					$17,554
		$7,933		Insurance - 5.07%
Food- 0.98%				Aspen Insurance Holdings Ltd
Ingredion Inc				6.00%, 08/15/2014	1,000		1,049
3.20%, 11/01/2015	1,500	1,567		Berkshire Hathaway Finance Corp
Tesco PLC				1.50%, 01/10/2014	500		503
2.00%, 12/05/2014(a)	1,000	1,013		1.60%, 05/15/2017	2,000		1,992
		$2,580		Berkshire Hathaway Inc
				2.20%, 08/15/2016	1,000		1,032
Gas- 0.40%				Metropolitan Life Global Funding I
Florida Gas Transmission Co LLC				5.13%, 06/10/2014(a)	1,760		1,836
4.00%, 07/15/2015(a)	1,000	1,054		New York Life Global Funding
				2.45%, 07/14/2016(a)	2,000		2,072
				3.00%, 05/04/2015(a)	750		781
Home Equity Asset Backed Securities - 6.68%
ABFC 2005-WMC1 Trust				Prudential Covered Trust 2012-1
0.85%, 06/25/2035(b)	1,410	1,385		3.00%, 09/30/2015(a)	3,938		4,063
ACE Securities Corp Home Equity Loan Trust							$13,328
Series 2005-HE2				Iron & Steel - 0.57%
0.87%, 04/25/2035(b)	178	178
0.91%, 04/25/2035(b)	536	519		ArcelorMittal
				4.25%, 03/01/2016	1,500		1,507
ACE Securities Corp Home Equity Loan Trust
Series 2005-WF1
0.53%, 05/25/2035(b)	785	760		Machinery - Construction & Mining - 0.38%
Asset Backed Securities Corp Home Equity				Caterpillar Inc
Loan Trust Series OOMC 2005-HE6				1.50%, 06/26/2017	1,000		990
0.70%, 07/25/2035(b)	900	891
Bayview Financial Acquisition Trust				Manufactured Housing Asset Backed Securities - 0.04%
0.83%, 05/28/2044(b)	700	687
5.66%, 12/28/2036(b)	72	72		Green Tree Financial Corp
				7.70%, 09/15/2026	65		71
Bear Stearns Asset Backed Securities I Trust				Mid-State Trust IV
2006-PC1				8.33%, 04/01/2030	21		22
0.52%, 12/25/2035(b)	854	838
							$93
Home Equity Asset Trust 2005-2
0.91%, 07/25/2035(b)	340	337		Media- 0.56%
Home Equity Asset Trust 2005-4				NBCUniversal Enterprise Inc
0.66%, 10/25/2035(b)	1,000	877		0.82%, 04/15/2016(a),(b)	500		501
JP Morgan Mortgage Acquisition Corp 2005-				Walt Disney Co/The
FLD1				1.13%, 02/15/2017	1,000		983
0.68%, 07/25/2035(b)	259	258					$1,484
JP Morgan Mortgage Acquisition Corp 2005-
OPT1
0.64%, 06/25/2035(b)	390	385

See accompanying notes

86

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000 's)
Mining - 1.15%			Mortgage Backed Securities (continued)
Anglo American Capital PLC			MASTR Asset Securitization Trust 2004-11
2.15%, 09/27/2013(a)	$1,500	$1,504	5.00%, 12/25/2019	$57	$59
Teck Resources Ltd			Prime Mortgage Trust 2005-2
5.38%, 10/01/2015	500	542	5.25%, 07/25/2020(b)	575	581
Xstrata Finance Canada Ltd			RALI Series 2003-QS23 Trust
2.45%, 10/25/2017(a)	1,000	970	5.00%, 12/26/2018	797	813
		$3,016	RALI Series 2004-QS3 Trust
			5.00%, 03/25/2019	230	240
Mortgage Backed Securities - 9.09%			Sequoia Mortgage Trust
Adjustable Rate Mortgage Trust 2004-2			2.25%, 06/25/2043(b)	1,500	1,534
1.33%, 02/25/2035(b)	54	53
			Sequoia Mortgage Trust 2013-4
Alternative Loan Trust 2004-J8			1.55%, 04/25/2043(b)	2,232	2,228
6.00%, 02/25/2017	104	106	Springleaf Mortgage Loan Trust
Banc of America Alternative Loan Trust 2003-			1.27%, 06/25/2058(a),(b)	2,499	2,503
10			Springleaf Mortgage Loan Trust 2012-2
5.00%, 12/25/2018	390	404	2.22%, 10/25/2057(a)	883	891
Banc of America Funding 2004-3 Trust			Springleaf Mortgage Loan Trust 2012-3
4.75%, 09/25/2019	301	309	1.57%, 12/25/2059(a),(b)	2,110	2,120
Banc of America Mortgage Trust 2004-8			Structured Asset Securities Corp
5.25%, 10/25/2019	116	119	4.50%, 02/25/2033	34	34
Banc of America Mortgage Trust 2005-2			WaMu Mortgage Pass Through Certificates
5.00%, 03/25/2020	77	78	5.00%, 09/25/2018	88	91
Banc of America Mortgage Trust 2005-7					$23,908
5.00%, 08/25/2020	71	76
Cendant Mortgage Capital LLC CDMC			Oil & Gas - 6.17%
Mortgage Pass Through Cert Se 04 3			BP Capital Markets PLC
4.87%, 06/25/2034(b)	54	55	1.85%, 05/05/2017	500	500
CHL Mortgage Pass-Through Trust 2003-28			3.13%, 10/01/2015	1,000	1,045
4.50%, 08/25/2033	84	85	3.63%, 05/08/2014	2,000	2,052
CHL Mortgage Pass-Through Trust 2004-19			Chevron Corp
5.25%, 10/25/2034	142	143	1.72%, 06/24/2018	1,300	1,288
CHL Mortgage Pass-Through Trust 2004-J1			Ensco PLC
4.50%, 01/25/2019(b)	147	150	3.25%, 03/15/2016	1,750	1,829
CHL Mortgage Pass-Through Trust 2004-J7			Petrobras International Finance Co - Pifco
5.00%, 09/25/2019	231	238	3.88%, 01/27/2016	750	772
Countrywide Asset-Backed Certificates			Phillips 66
0.47%, 11/25/2035(b)	69	69	2.95%, 05/01/2017	2,000	2,061
Credit Suisse First Boston Mortgage Securities			Shell International Finance BV
Corp			3.10%, 06/28/2015	1,500	1,572
1.15%, 05/25/2034(b)	115	113	Total Capital Canada Ltd
5.00%, 09/25/2019	53	53	0.66%, 01/15/2016(b)	750	754
5.00%, 10/25/2019	298	301	Total Capital International SA
Fannie Mae-Aces			1.55%, 06/28/2017	1,500	1,487
0.44%, 04/25/2015(b)	454	454	Total Capital SA
Freddie Mac REMICS			3.00%, 06/24/2015	2,750	2,874
0.64%, 06/15/2023(b)	7	8			$16,234
Ginnie Mae
0.62%, 07/16/2054(b)	9,973	618	Oil & Gas Services - 0.99%
0.70%, 08/16/2051(b)	11,909	813	Schlumberger Investment SA
			1.95%, 09/14/2016(a)	1,500	1,529
0.87%, 02/16/2053(b)	17,258	1,352
0.92%, 03/16/2052(b)	9,990	856	Weatherford International Ltd/Bermuda
0.93%, 01/01/2055(b)	4,993	356	5.50%, 02/15/2016	1,000	1,082
1.01%, 01/16/2055(b)	7,989	539			$2,611
1.03%, 02/16/2055(b)	9,973	595	Other Asset Backed Securities - 6.00%
1.04%, 09/16/2054(b)	4,988	358	Ameriquest Mortgage Securities Inc Asset-
1.06%, 03/16/2049(b)	14,746	1,035	Backed Pass-Through Ctfs Ser 2005-R1
1.14%, 08/16/2042(b)	15,654	1,307	0.64%, 03/25/2035(b)	957	940
4.50%, 08/20/2032	65	68	Ameriquest Mortgage Securities Inc Asset-
GMACM Mortgage Loan Trust 2004-J3			Backed Pass-Through Ctfs Ser 2005-R6
5.25%, 07/25/2034	10	10	0.39%, 08/25/2035(b)	158	155
JP Morgan Mortgage Trust 2004-S1			Carrington Mortgage Loan Trust Series 2005-
5.00%, 09/25/2034	865	892	FRE1
JP Morgan Resecuritization Trust Series 2010-			0.47%, 12/25/2035(b)	260	258
4			Carrington Mortgage Loan Trust Series 2005-
2.73%, 10/26/2036(a),(b)	363	367	NC4
MASTR Alternative Loan Trust 2003-9			0.59%, 09/25/2035(b)	472	463
6.50%, 01/25/2019	183	192	Citigroup Mortgage Loan Trust Inc
MASTR Asset Securitization Trust			0.62%, 07/25/2035(b)	150	147
5.25%, 12/25/2033	636	642	CNH Equipment Trust 2012-D
			0.45%, 04/15/2016	2,000	1,998

See accompanying notes

87

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Other Asset Backed Securities (continued)				REITS (continued)
Countrywide Asset-Backed Certificates				Healthcare Realty Trust Inc
0.64%, 08/25/2035(b)	$1,321	$1,310		6.50%, 01/17/2017	$750	$839
0.65%, 10/25/2035(b)	378	377		Nationwide Health Properties Inc
Credit-Based Asset Servicing and				6.00%, 05/20/2015	500	545
Securitization LLC						$5,873
5.18%, 07/25/2035(b)	240	236
Fieldstone Mortgage Investment Trust Series				Savings & Loans - 0.00%
2005-1				Washington Mutual Bank / Henderson NV
				0.00%, 01/15/2013(c),(d)	200	—
1.27%, 03/25/2035(b)	825	792
First Frankin Mortgage Loan Trust 2005-FF4
0.62%, 05/25/2035(b)	358	351		Semiconductors - 0.38%
First Frankin Mortgage Loan Trust 2005-FF9				Samsung Electronics America Inc
0.47%, 10/25/2035(b)	294	294		1.75%, 04/10/2017(a)	1,000	990
Green Tree Home Improvement Loan Trust
7.45%, 09/15/2025	3	2
JP Morgan Mortgage Acquisition Corp 2005-				Software - 0.22%
OPT2				Microsoft Corp
0.48%, 12/25/2035(b)	600	570		0.88%, 11/15/2017	600	583
Mastr Specialized Loan Trust
1.44%, 11/25/2034(a),(b)	410	392		Student Loan Asset Backed Securities - 1.05%
Merrill Lynch Mortgage Investors Trust Series				SLM Private Credit Student Loan Trust 2002-
2005-FM1				A
0.57%, 05/25/2036(b)	744	730		0.82%, 12/16/2030(b)	1,178	1,140
PFS Financing Corp				SLM Private Education Loan Trust 2013-1
0.64%, 04/17/2017(a),(b)	1,250	1,246		0.79%, 08/15/2022(a),(b)	919	914
0.74%, 02/15/2018(a),(b)	2,000	1,992		SLM Private Education Loan Trust 2013-B
Saxon Asset Securities Trust 2005-3				0.84%, 07/15/2022(a),(b)	709	707
0.56%, 11/25/2035(b)	609	592				$2,761
Securitized Asset Backed Receivables LLC
Trust 2006-OP1				Telecommunications - 1.92%
0.49%, 10/25/2035(b)	42	41		AT&T Inc
				0.66%, 02/12/2016(b)	1,000	994
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021(a),(b),(c)	2,500	2,494		2.50%, 08/15/2015	1,000	1,030
Wachovia Mortgage Loan Trust Series 2005-				2.95%, 05/15/2016	1,000	1,045
WMC1				Vodafone Group PLC
0.56%, 10/25/2035(b)	402	395		0.66%, 02/19/2016(b)	1,000	1,001
		$15,775		1.63%, 03/20/2017	1,000	976
						$5,046
Pharmaceuticals - 1.50%
AbbVie Inc				Trucking & Leasing - 1.27%
1.20%, 11/06/2015(a)	2,500	2,503		Penske Truck Leasing Co Lp / PTL Finance
Merck & Co Inc				Corp
				2.50%, 03/15/2016(a)	1,000	1,017
1.10%, 01/31/2018	1,500	1,445		3.13%, 05/11/2015(a)	2,250	2,325
		$3,948
						$3,342
Pipelines - 0.33%				TOTAL BONDS		$254,218
DCP Midstream LLC				U.S. GOVERNMENT & GOVERNMENT	Principal
5.38%, 10/15/2015(a)	810	872
				AGENCY OBLIGATIONS - 0.42%	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%
Real Estate - 0.93%
WCI Finance LLC / WEA Finance LLC				2.26%, 11/01/2021(b)	$2	$2
5.70%, 10/01/2016(a)	500	559		2.39%, 09/01/2035(b)	66	71
WEA Finance LLC / WT Finance Aust Pty				6.00%, 05/01/2017	21	22
Ltd				9.50%, 08/01/2016	2	2
5.75%, 09/02/2015(a)	750	819				$97
WT Finance Aust Pty Ltd / Westfield Capital /				Federal National Mortgage Association (FNMA) - 0.26%
WEA Finance LLC				2.01%, 04/01/2033(b)	205	216
5.13%, 11/15/2014(a)	1,000	1,064
				2.30%, 11/01/2022(b)	1	—
		$2,442		2.32%, 02/01/2037(b)	101	108
REITS- 2.23%				2.36%, 01/01/2035(b)	11	11
Arden Realty LP				2.41%, 11/01/2032(b)	11	11
5.25%, 03/01/2015	1,000	1,063		2.53%, 12/01/2032(b)	49	52
BioMed Realty LP				2.55%, 02/01/2035(b)	11	11
3.85%, 04/15/2016	1,000	1,049		2.63%, 01/01/2035(b)	56	59
Health Care REIT Inc				2.65%, 08/01/2034(b)	36	38
3.63%, 03/15/2016	750	786		2.66%, 07/01/2034(b)	86	92
5.88%, 05/15/2015	1,000	1,082		2.75%, 12/01/2033(b)	31	31
6.00%, 11/15/2013	500	509		4.27%, 11/01/2035(b)	4	4
				5.60%, 04/01/2019(b)	2	2

See accompanying notes

88

Schedule of Investments
Short-Term Income Account
June 30, 2013 (unaudited)

			(c) Fair value of these investments is determined in good faith by the
			Manager under procedures established and periodically reviewed by the
U.S. GOVERNMENT & GOVERNMENT	Principal		Board of Directors. At the end of the period, the fair value of these
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	securities totaled $2,494 or 0.95% of net assets.
Federal National Mortgage Association (FNMA) (continued)			(d) Non-Income Producing Security
6.50%, 01/01/2014	$1	$1
6.50%, 01/01/2014	1	1
8.00%, 05/01/2027	34	37	Portfolio Summary (unaudited)
8.50%, 11/01/2017	2	2	Sector	Percent
		$676	Financial	35 .82%
Government National Mortgage Association (GNMA) -			Asset Backed Securities	23 .75%
0.02%			Mortgage Securities	9.41%
9.00%, 12/15/2020	4	4	Energy	7.49%
9.00%, 04/20/2025	1	1	Consumer, Non-cyclical	6 .15%
10.00%, 02/15/2025	2	3	Utilities	4 .34%
10.00%, 12/15/2020	1	1	Government	3.12%
11.00%, 12/15/2015	1	1	Basic Materials	2.52%
10.00%, 04/15/2025	1	1	Communications	2.48%
10.00%, 06/15/2020	8	9	Industrial	1 .65%
10.00%, 09/15/2018	3	3	Technology	1 .35%
10.00%, 09/15/2018	3	3	Consumer, Cyclical	0 .38%
10.00%, 05/15/2020	6	6	Other Assets in Excess of Liabilities, Net	1.54%
10.00%, 02/15/2019	22	23	TOTAL NET ASSETS	100.00%
		$55
U.S. Treasury - 0.10%
0.13%, 12/31/2013	275	275

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,103
	Maturity
REPURCHASE AGREEMENTS - 1.36%	Amount (000's)	Value (000's)
Banks- 1.36%
Investment in Joint Trading Account; Credit	$720	$720
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $734,626; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	288	288
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $293,851; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	1,512	1,513
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $1,542,715; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	1,065	1,065
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $1,086,451; 0.00% - 0.25%;
dated 07/05/13 - 04/15/16)
		$3,586
TOTAL REPURCHASE AGREEMENTS		$3,586
Total Investments		$258,907
Other Assets in Excess of Liabilities, Net - 1.54%		$4,053
TOTAL NET ASSETS - 100.00%		$262,960

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $63,912 or 24.30% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2013.

See accompanying notes

89

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS - 95.58%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.01%				Biotechnology - 5.74%
MDC Partners Inc	312	$6		Acorda Therapeutics Inc (a)	841		$28
				Aegerion Pharmaceuticals Inc (a)	4,723		299
				Affymax Inc (a)	758		1
Aerospace & Defense - 0.43%				Agenus Inc (a)	437		2
Astronics Corp (a)	395	16
				Alnylam Pharmaceuticals Inc (a)	16,376		508
Cubic Corp	275	13		AMAG Pharmaceuticals Inc (a)	549		12
GenCorp Inc (a)	1,021	17
				Arena Pharmaceuticals Inc (a)	3,552		27
HEICO Corp	974	49		BioCryst Pharmaceuticals Inc (a)	1,616		3
Kaman Corp	574	20		Cambrex Corp (a)	18,811		263
SIFCO Industries Inc	32	—		Celldex Therapeutics Inc (a)	18,623		290
Teledyne Technologies Inc (a)	283	22
				Dendreon Corp (a)	3,226		13
Triumph Group Inc	1,413	112		Emergent Biosolutions Inc (a)	166		2
		$249		Epizyme Inc (a)	5,308		149
Agriculture - 0.02%				Exact Sciences Corp (a)	23,244		324
Vector Group Ltd	769	12		Exelixis Inc (a)	3,295		15
				Halozyme Therapeutics Inc (a)	1,662		13
				ImmunoGen Inc (a)	1,194		20
Airlines - 1.68%				Incyte Corp Ltd (a)	10,570		233
Allegiant Travel Co	331	35		Intercept Pharmaceuticals Inc (a)	1,831		82
Hawaiian Holdings Inc (a)	877	5
				InterMune Inc (a)	1,334		13
Republic Airways Holdings Inc (a)	837	10
				KYTHERA Biopharmaceuticals Inc (a)	134		4
SkyWest Inc	107	1		Ligand Pharmaceuticals Inc (a)	568		21
Spirit Airlines Inc (a)	28,478	905
				Medicines Co/The (a)	1,157		36
US Airways Group Inc (a)	1,317	22
				Merrimack Pharmaceuticals Inc (a)	492		3
		$978		Novavax Inc (a)	4,249		9
Apparel - 0.32%				NPS Pharmaceuticals Inc (a)	48,111		726
Cherokee Inc	237	3		OncoGenex Pharmaceutical Inc (a)	468		5
Crocs Inc (a)	1,910	31		Oncothyreon Inc (a)	1,875		3
G-III Apparel Group Ltd (a)	67	3		PDL BioPharma Inc	2,537		20
Iconix Brand Group Inc (a)	541	16		Puma Biotechnology Inc (a)	389		17
Maidenform Brands Inc (a)	553	10		Repligen Corp (a)	874		7
Oxford Industries Inc	249	16		Sangamo Biosciences Inc (a)	1,725		13
RG Barry Corp	250	4		Sequenom Inc (a)	2,814		12
Steven Madden Ltd (a)	834	40		Verastem Inc (a)	11,552		160
True Religion Apparel Inc	540	17					$3,333
Wolverine World Wide Inc	900	49		Building Materials - 3.69%
		$189		AAON Inc	345		11
Automobile Manufacturers - 0.03%				American DG Energy Inc (a)	692		1
Wabash National Corp (a)	1,471	15		Apogee Enterprises Inc	14,596		350
				Boise Cascade Co (a)	7,804		199
				Comfort Systems USA Inc	361		5
Automobile Parts & Equipment - 0.28%				Drew Industries Inc	403		16
American Axle & Manufacturing Holdings Inc	821	15		Headwaters Inc (a)	1,529		13
(a)				Louisiana-Pacific Corp (a)	1,978		29
Cooper Tire & Rubber Co	235	8		Nortek Inc (a)	253		16
Dana Holding Corp	479	9		Patrick Industries Inc (a)	124		3
Dorman Products Inc	507	23		PGT Inc (a)	311		3
Gentherm Inc (a)	680	13		Texas Industries Inc (a)	397		26
Standard Motor Products Inc	444	15		Trex Co Inc (a)	19,775		939
Tenneco Inc (a)	1,289	59		USG Corp (a)	23,165		534
Titan International Inc	1,191	20					$2,145
		$162
				Chemicals - 0.53%
Banks - 4.54%				Aceto Corp	196		3
Arrow Financial Corp	19	—		American Vanguard Corp	597		14
Bank of the Ozarks Inc	20,082	871		Balchem Corp	604		27
Bridge Capital Holdings (a)	85	1		Chemtura Corp (a)	1,269		26
Cardinal Financial Corp	3,188	47		Ferro Corp (a)	2,267		16
Cass Information Systems Inc	331	15		Hawkins Inc	295		11
CoBiz Financial Inc	30,713	255		HB Fuller Co	1,054		40
Eagle Bancorp Inc (a)	35	1
				Innophos Holdings Inc	449		21
First Financial Bankshares Inc	434	24		Innospec Inc	435		17
SVB Financial Group (a)	8,925	744		Landec Corp (a)	199		3
Texas Capital Bancshares Inc (a)	7,171	318
				Olin Corp	1,153		27
Walker & Dunlop Inc (a)	20,767	363		OMNOVA Solutions Inc (a)	1,498		12
		$2,639		PolyOne Corp	1,948		48
Beverages - 0.06%				Quaker Chemical Corp	113		7
Boston Beer Co Inc/The (a)	143	25		Rentech Inc	7,072		15
Coca-Cola Bottling Co Consolidated	152	9		Stepan Co	338		19
		$34					$306

See accompanying notes

90

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services - 2.43%				Computers (continued)
Acacia Research Corp	443	$10		Echelon Corp (a)	658		$1
Accretive Health Inc (a)	1,159	13		Electronics for Imaging Inc (a)	120		3
Advisory Board Co/The (a)	624	34		Fusion-io Inc (a)	1,100		16
American Public Education Inc (a)	373	14		iGate Corp (a)	1,053		17
AMN Healthcare Services Inc (a)	788	11		j2 Global Inc	717		31
Arbitron Inc	561	26		Manhattan Associates Inc (a)	424		33
AVEO Pharmaceuticals Inc (a)	1,389	3		MTS Systems Corp	345		20
Barrett Business Services Inc	219	11		Netscout Systems Inc (a)	768		18
Bridgepoint Education Inc (a)	533	7		Qualys Inc (a)	203		3
Brink's Co/The	1,017	26		RealD Inc (a)	1,225		17
Capella Education Co (a)	270	11		Silicon Graphics International Corp (a)	1,058		14
Cardtronics Inc (a)	922	25		Super Micro Computer Inc (a)	853		9
CDI Corp	53	1		Synaptics Inc (a)	723		28
Chemed Corp	403	29		Syntel Inc	322		20
Corporate Executive Board Co	621	39		Uni-Pixel Inc (a)	6,286		93
Corvel Corp (a)	378	11		Unisys Corp (a)	724		16
CoStar Group Inc (a)	604	78		Virtusa Corp (a)	601		13
Deluxe Corp	757	26		Vocera Communications Inc (a)	90		1
Electro Rent Corp	60	1					$670
Euronet Worldwide Inc (a)	1,043	33
EVERTEC Inc (a)	617	14		Consumer Products - 0.17%
				ACCO Brands Corp (a)	1,682		11
ExamWorks Group Inc (a)	175	4
				AT Cross Co (a)	266		5
ExlService Holdings Inc (a)	475	14
Forrester Research Inc	455	17		Blyth Inc	335		5
				Central Garden and Pet Co - Class A (a)	186		1
Franklin Covey Co (a)	305	4
				Prestige Brands Holdings Inc (a)	765		22
Global Cash Access Holdings Inc (a)	2,169	14
Grand Canyon Education Inc (a)	827	27		Spectrum Brands Holdings Inc	356		20
				Tumi Holdings Inc (a)	707		17
H&E Equipment Services Inc	10,243	216
Hackett Group Inc/The	794	4		WD-40 Co	357		19
Healthcare Services Group Inc	1,242	30					$100
Heartland Payment Systems Inc	810	30		Cosmetics & Personal Care - 0.05%
HMS Holdings Corp (a)	1,815	42		Elizabeth Arden Inc (a)	396		18
Huron Consulting Group Inc (a)	97	5		Inter Parfums Inc	379		11
Insperity Inc	502	15					$29
Intersections Inc	191	2
ITT Educational Services Inc (a)	731	18		Distribution & Wholesale - 3.62%
K12 Inc (a)	559	15		Beacon Roofing Supply Inc (a)	868		33
Landauer Inc	308	15		Core-Mark Holding Co Inc	60		4
LifeLock Inc (a)	1,068	13		MWI Veterinary Supply Inc (a)	10,893		1,342
Matthews International Corp	437	16		Owens & Minor Inc	421		14
MAXIMUS Inc	727	54		Pool Corp	1,008		53
Medifast Inc (a)	448	12		Titan Machinery Inc (a)	547		11
Monro Muffler Brake Inc	555	27		United Stationers Inc	73		2
Multi-Color Corp	15	—		Watsco Inc	544		46
National Research Corp - Class A (a)	234	4		WESCO International Inc (a)	8,790		597
National Research Corp - Class B (a)	39	1					$2,102
On Assignment Inc (a)	935	25
PAREXEL International Corp (a)	1,257	58		Diversified Financial Services - 1.84%
Performant Financial Corp (a)	163	2		BGC Partners Inc	1,821		11
				Blackhawk Network Holdings Inc (a)	2,848		66
PRGX Global Inc (a)	751	4
Providence Service Corp/The (a)	74	2		Cohen & Steers Inc	389		13
				Coinstar Inc (a)	591		35
RPX Corp (a)	612	10
				Credit Acceptance Corp (a)	166		17
Sotheby's	1,201	46		Diamond Hill Investment Group Inc	86		7
Steiner Leisure Ltd (a)	324	17
				Ellie Mae Inc (a)	509		12
Stewart Enterprises Inc	1,335	18		Encore Capital Group Inc (a)	529		17
Strayer Education Inc	252	12		Evercore Partners Inc - Class A	11,155		438
Team Health Holdings Inc (a)	1,368	56
Team Inc (a)	369	14		Financial Engines Inc	4,776		218
TMS International Corp	210	3		GAMCO Investors Inc	202		11
TrueBlue Inc (a)	635	13		Greenhill & Co Inc	529		24
				Higher One Holdings Inc (a)	1,042		12
Valassis Communications Inc	524	13		MarketAxess Holdings Inc	676		32
VistaPrint NV (a)	633	31
WEX Inc (a)	833	64		MicroFinancial Inc	100		1
				Netspend Holdings Inc (a)	977		16
		$1,410		Ocwen Financial Corp (a)	208		8
Computers - 1.15%				Portfolio Recovery Associates Inc (a)	370		57
3D Systems Corp (a)	6,440	283		Pzena Investment Management Inc	259		2
CACI International Inc (a)	58	4		Regional Management Corp (a)	151		4
Computer Task Group Inc	378	9		Virtus Investment Partners Inc (a)	68		12
Cray Inc (a)	837	16		WageWorks Inc (a)	508		17
Datalink Corp (a)	480	5		Westwood Holdings Group Inc	209		9

See accompanying notes

91

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Environmental Control (continued)
WisdomTree Investments Inc (a)	1,218	$14		Mine Safety Appliances Co	512		$24
World Acceptance Corp (a)	217	19		Tetra Tech Inc (a)	157		4
		$1,072		TRC Cos Inc (a)	422		3
				US Ecology Inc	576		16
Electric - 0.01%							$79
Atlantic Power Corp	332	1
Ormat Technologies Inc	157	4		Food - 0.64%
Otter Tail Corp	60	2		Arden Group Inc	22		2
		$7		B&G Foods Inc	1,253		43
				Boulder Brands Inc (a)	991		12
Electrical Components & Equipment - 1.30%				Calavo Growers Inc	384		11
Acuity Brands Inc	7,412	560		Cal-Maine Foods Inc	403		19
Advanced Energy Industries Inc (a)	760	13
				Hain Celestial Group Inc (a)	683		44
Belden Inc	903	45		Harris Teeter Supermarkets Inc	198		9
Coleman Cable Inc	241	4		Inventure Foods Inc (a)	411		3
EnerSys Inc	386	19		J&J Snack Foods Corp	341		27
Generac Holdings Inc	1,049	39		Lancaster Colony Corp	342		27
Graham Corp	327	10		Pilgrim's Pride Corp (a)	1,160		17
Littelfuse Inc	420	31		Sanderson Farms Inc	530		35
SunPower Corp (a)	600	12
				SUPERVALU Inc (a)	2,977		19
Universal Display Corp (a)	729	21
				Tootsie Roll Industries Inc	545		17
		$754		TreeHouse Foods Inc (a)	577		38
Electronics - 1.02%				United Natural Foods Inc (a)	897		48
American Science & Engineering Inc	50	3					$371
Analogic Corp	250	18		Forest Products & Paper - 0.24%
Badger Meter Inc	316	14		Buckeye Technologies Inc	493		18
Coherent Inc	426	23		Clearwater Paper Corp (a)	384		18
ESCO Technologies Inc	279	9		Deltic Timber Corp	225		13
FARO Technologies Inc (a)	8,709	295
				KapStone Paper and Packaging Corp	800		32
FEI Co	775	57		Neenah Paper Inc	300		10
Fluidigm Corp (a)	796	14
InvenSense Inc (a)	1,179	18		Orchids Paper Products Co	86		2
Measurement Specialties Inc (a)	290	14		PH Glatfelter Co	750		19
				Schweitzer-Mauduit International Inc	494		25
Mesa Laboratories Inc	81	4					$137
Multi-Fineline Electronix Inc (a)	43	1
NVE Corp (a)	156	7		Gas - 0.03%
OSI Systems Inc (a)	368	24		Piedmont Natural Gas Co Inc	193		6
Rogers Corp (a)	216	10		South Jersey Industries Inc	208		12
Taser International Inc (a)	1,684	14					$18
Woodward Inc	1,540	62
Zagg Inc (a)	802	4		Hand & Machine Tools - 0.06%
		$591		Franklin Electric Co Inc	984		33
Energy - Alternate Sources - 0.03%
Clean Energy Fuels Corp (a)	1,213	16		Healthcare - Products - 4.62%
Renewable Energy Group Inc (a)	122	2		Abaxis Inc	9,576		455
				ABIOMED Inc (a)	705		15
Saratoga Resources Inc (a)	571	1
				Accuray Inc (a)	2,298		13
		$19		Align Technology Inc (a)	1,508		56
Engineering & Construction - 0.15%				ArthroCare Corp (a)	470		16
Aegion Corp (a)	179	4		Atrion Corp	51		11
Argan Inc	69	1		Cantel Medical Corp	444		15
Dycom Industries Inc (a)	653	15		Cardiovascular Systems Inc (a)	543		12
Exponent Inc	297	18		Cepheid Inc (a)	12,596		433
MasTec Inc (a)	1,213	40		Cyberonics Inc (a)	578		30
MYR Group Inc (a)	367	7		Cynosure Inc (a)	199		5
		$85		DexCom Inc (a)	1,270		29
				Endologix Inc (a)	1,166		16
Entertainment - 2.41%				Exactech Inc (a)	64		1
Carmike Cinemas Inc (a)	11,808	229
				Female Health Co/The	27,124		268
Churchill Downs Inc	279	22		Genomic Health Inc (a)	340		11
Multimedia Games Holding Co Inc (a)	30,357	791		Globus Medical Inc (a)	1,088		18
National CineMedia Inc	615	10		Greatbatch Inc (a)	12,921		424
Pinnacle Entertainment Inc (a)	951	19		Haemonetics Corp (a)	1,064		44
SHFL Entertainment Inc (a)	16,375	290		Hanger Inc (a)	469		15
Vail Resorts Inc	632	39		Hansen Medical Inc (a)	1,798		3
		$1,400		HeartWare International Inc (a)	345		33
Environmental Control - 0.14%				ICU Medical Inc (a)	238		17
Calgon Carbon Corp (a)	897	15		Insulet Corp (a)	967		30
Ceco Environmental Corp	189	2		Integra LifeSciences Holdings Corp (a)	361		13
Darling International Inc (a)	804	15		LipoScience Inc (a)	16,260		114
				Luminex Corp (a)	875		18

See accompanying notes

92

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Insurance (continued)
Masimo Corp	1,021	$22		Employers Holdings Inc	677		$17
Merge Healthcare Inc (a)	1,489	5		First American Financial Corp	303		7
Meridian Bioscience Inc	845	18		HCI Group Inc	46		1
Merit Medical Systems Inc (a)	76	1		Health Insurance Innovations Inc (a)	8,765		92
MiMedx Group Inc (a)	1,677	12		MGIC Investment Corp (a)	3,138		19
NanoString Technologies Inc (a)	12,393	99		Montpelier Re Holdings Ltd ADR	199		5
Natus Medical Inc (a)	568	8		Navigators Group Inc/The (a)	132		7
NuVasive Inc (a)	336	8					$779
NxStage Medical Inc (a)	1,086	16
OraSure Technologies Inc (a)	1,788	7		Internet - 4.04%
				Angie's List Inc (a)	657		18
Orthofix International NV (a)	489	13
				Bankrate Inc (a)	751		11
PhotoMedex Inc (a),(b)	8,120	130
				Blucora Inc (a)	809		15
Quidel Corp (a)	579	15
				Blue Nile Inc (a)	400		15
Rochester Medical Corp (a)	292	4
				Boingo Wireless Inc (a)	497		3
Rockwell Medical Inc (a)	639	2
				Brightcove Inc (a)	23,431		205
Spectranetics Corp (a)	702	13
				BroadSoft Inc (a)	576		16
STAAR Surgical Co (a)	1,191	12
STERIS Corp	1,174	50		Cogent Communications Group Inc	955		27
				comScore Inc (a)	738		18
SurModics Inc (a)	108	2
				Dealertrack Technologies Inc (a)	702		25
Symmetry Medical Inc (a)	368	3
				Dice Holdings Inc (a)	1,471		14
Thoratec Corp (a)	1,142	36
				ExactTarget Inc (a)	753		25
Tornier NV (a)	363	6
				Global Sources Ltd (a)	90		1
Utah Medical Products Inc	106	6		HealthStream Inc (a)	644		16
Vascular Solutions Inc (a)	538	8
				HomeAway Inc (a)	14,375		465
Volcano Corp (a)	1,123	20
				Lionbridge Technologies Inc (a)	1,778		5
West Pharmaceutical Services Inc	689	48		Liquidity Services Inc (a)	495		17
Wright Medical Group Inc (a)	117	3
				magicJack VocalTec Ltd (a)	329		5
		$2,682		Move Inc (a)	1,272		16
Healthcare - Services - 1.84%				NIC Inc	1,349		22
Acadia Healthcare Co Inc (a)	23,746	786		OpenTable Inc (a)	471		30
Air Methods Corp	808	27		Orbitz Worldwide Inc (a)	756		6
Amsurg Corp (a)	326	11		Overstock.com Inc (a)	368		10
Bio-Reference Labs Inc (a)	516	15		Perficient Inc (a)	775		10
Capital Senior Living Corp (a)	511	12		ReachLocal Inc (a)	329		4
Centene Corp (a)	1,080	57		Saba Software Inc (a)	34,441		336
Emeritus Corp (a)	644	15		Sapient Corp (a)	2,587		34
Ensign Group Inc/The	341	12		Shutterfly Inc (a)	668		37
HealthSouth Corp (a)	1,694	49		Sourcefire Inc (a)	12,780		710
Healthways Inc (a)	702	12		SPS Commerce Inc (a)	229		13
IPC The Hospitalist Co Inc (a)	348	18		Stamps.com Inc (a)	453		18
Magellan Health Services Inc (a)	44	2		Textura Corp (a)	954		25
Molina Healthcare Inc (a)	564	21		Travelzoo Inc (a)	224		6
Skilled Healthcare Group Inc (a)	560	4		Trulia Inc (a)	422		13
US Physical Therapy Inc	378	10		ValueClick Inc (a)	1,595		39
Vanguard Health Systems Inc (a)	866	18		VASCO Data Security International Inc (a)	405		3
		$1,069		VirnetX Holding Corp (a)	771		16
				Vocus Inc (a)	677		7
Holding Companies - Diversified - 0.01%				Web.com Group Inc (a)	621		16
Primoris Services Corp	261	5		WebMD Health Corp (a)	617		18
				XO Group Inc (a)	825		9
Home Builders - 2.55%				Yelp Inc (a)	523		18
Hovnanian Enterprises Inc (a)	41,100	231		Zillow Inc (a)	436		25
KB Home	1,470	29		Zix Corp (a)	1,886		8
Meritage Homes Corp (a)	12,883	558					$2,350
Ryland Group Inc/The	938	38
Standard Pacific Corp (a)	49,136	409		Investment Companies - 0.00%
Taylor Morrison Home Corp (a)	8,569	209		Main Street Capital Corp	79		2
Winnebago Industries Inc (a)	270	6
		$1,480		Leisure Products & Services - 0.69%
				Arctic Cat Inc	268		12
Home Furnishings - 0.15%				Black Diamond Inc (a)	29,207		275
Daktronics Inc	283	3		Brunswick Corp/DE	1,871		60
Ethan Allen Interiors Inc	418	12		Interval Leisure Group Inc	823		16
iRobot Corp (a)	485	19
				Life Time Fitness Inc (a)	729		36
La-Z-Boy Inc	480	10					$399
Select Comfort Corp (a)	1,204	30
TiVo Inc (a)	1,310	15		Lodging - 0.03%
		$89		Ameristar Casinos Inc	601		16

Insurance - 1.34%
Amtrust Financial Services Inc	17,666	631

See accompanying notes

93

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Construction & Mining - 0.02%				Oil & Gas (continued)
Hyster-Yale Materials Handling Inc	214	$13		Berry Petroleum Co	332		$14
				Bonanza Creek Energy Inc (a)	579		20
				Carrizo Oil & Gas Inc (a)	707		20
Machinery - Diversified - 1.84%				Clayton Williams Energy Inc (a)	17		1
Altra Holdings Inc	465	13		Contango Oil & Gas Co	386		13
Applied Industrial Technologies Inc	861	42
Chart Industries Inc (a)	1,619	153		CVR Energy Inc	254		12
				Delek US Holdings Inc	8,908		256
Cognex Corp	920	41		Diamondback Energy Inc (a)	17,303		576
DXP Enterprises Inc (a)	288	19
				Gulfport Energy Corp (a)	14,065		662
Intermec Inc (a)	1,248	12
				Halcon Resources Corp (a)	1,752		10
Lindsay Corp	281	21		Isramco Inc (a)	32		3
Middleby Corp (a)	4,414	750
				Kodiak Oil & Gas Corp (a)	5,705		51
Tennant Co	350	17		Magnum Hunter Resources Corp (a)	125,211		457
		$1,068		Magnum Hunter Resources Corp - Warrants (a)	5,777		1
Media - 1.52%				Midstates Petroleum Co Inc (a)	359		2
Belo Corp	1,078	15		Panhandle Oil and Gas Inc	209		6
Nexstar Broadcasting Group Inc	597	21		Rex Energy Corp (a)	25,858		455
Sinclair Broadcast Group Inc	28,890	849		Rosetta Resources Inc (a)	1,264		54
		$885		Vaalco Energy Inc (a)	1,888		11
				W&T Offshore Inc	76		1
Metal Fabrication & Hardware - 0.23%				Warren Resources Inc (a)	335		1
CIRCOR International Inc	40	2		Western Refining Inc	746		21
Mueller Industries Inc	572	29					$2,833
Mueller Water Products Inc - Class A	1,837	13
RBC Bearings Inc (a)	483	25		Oil & Gas Services - 0.65%
Rexnord Corp (a)	948	16		C&J Energy Services Inc (a)	431		8
Sun Hydraulics Corp	460	14		CARBO Ceramics Inc	169		11
Worthington Industries Inc	1,036	33		Flotek Industries Inc (a)	1,017		18
		$132		Forum Energy Technologies Inc (a)	528		16
				Geospace Technologies Corp (a)	280		19
Mining - 0.08%				Global Geophysical Services Inc (a)	31,317		148
AMCOL International Corp	509	16		ION Geophysical Corp (a)	2,735		17
Coeur Mining Inc (a)	1,367	18
				Lufkin Industries Inc	707		63
United States Lime & Minerals Inc (a)	53	3		Matrix Service Co (a)	162		3
US Silica Holdings Inc	388	8		Mitcham Industries Inc (a)	260		4
		$45		Newpark Resources Inc (a)	1,372		15
				Pioneer Energy Services Corp (a)	404		3
Miscellaneous Manufacturing - 0.57%
AZZ Inc	559	22		Targa Resources Corp	610		39
Blount International Inc (a)	1,054	13		TGC Industries Inc	481		4
CLARCOR Inc	924	48		Thermon Group Holdings Inc (a)	476		10
EnPro Industries Inc (a)	322	16		Willbros Group Inc (a)	298		2
Federal Signal Corp (a)	1,954	17					$380
GP Strategies Corp (a)	435	10
				Packaging & Containers - 0.11%
Hillenbrand Inc	1,171	28		AEP Industries Inc (a)	130		9
John Bean Technologies Corp	640	13		Berry Plastics Group Inc (a)	1,085		24
Koppers Holdings Inc	446	17		Graphic Packaging Holding Co (a)	4,116		32
LSB Industries Inc (a)	356	11
							$65
Movado Group Inc	40	1
Park-Ohio Holdings Corp (a)	269	9		Pharmaceuticals - 8.10%
Polypore International Inc (a)	821	33		ACADIA Pharmaceuticals Inc (a)	1,319		24
Proto Labs Inc (a)	172	11		Achillion Pharmaceuticals Inc (a)	30,365		249
Raven Industries Inc	672	20		Akorn Inc (a)	43,110		583
Smith & Wesson Holding Corp (a)	1,378	14		Anika Therapeutics Inc (a)	371		6
Standex International Corp	90	5		Array BioPharma Inc (a)	2,150		10
Sturm Ruger & Co Inc	396	19		Auxilium Pharmaceuticals Inc (a)	1,016		17
Trimas Corp (a)	657	25		AVANIR Pharmaceuticals Inc (a)	4,674		22
		$332		BioDelivery Sciences International Inc (a)	867		4
				BioScrip Inc (a)	42,486		701
Office Furnishings - 0.19%				Biospecifics Technologies Corp (a)	141		2
Herman Miller Inc	1,301	35		Cadence Pharmaceuticals Inc (a)	1,972		13
HNI Corp	938	34		Clovis Oncology Inc (a)	244		16
Interface Inc	1,075	18		Cumberland Pharmaceuticals Inc (a)	206		1
Knoll Inc	1,094	16		Dyax Corp (a)	3,204		11
Steelcase Inc	330	5		Endocyte Inc (a)	959		13
		$108		Furiex Pharmaceuticals Inc (a)	240		8
Oil & Gas - 4.88%				Hi-Tech Pharmacal Co Inc	129		4
Alon USA Energy Inc	245	3		Infinity Pharmaceuticals Inc (a)	12,860		209
Apco Oil and Gas International Inc (a)	280	3		Insys Therapeutics Inc (a)	17,136		237
Approach Resources Inc (a)	7,090	174		Ironwood Pharmaceuticals Inc (a)	1,526		15
Arabian American Development Co (a)	655	6		Isis Pharmaceuticals Inc (a)	13,462		362
				Jazz Pharmaceuticals PLC (a)	6,450		443

See accompanying notes

94

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Retail - 12.23%
Keryx Biopharmaceuticals Inc (a)	1,716	$13		Aeropostale Inc (a)	1,503		$21
MannKind Corp (a)	2,490	16		AFC Enterprises Inc (a)	517		19
Nature's Sunshine Products Inc	216	4		America's Car-Mart Inc/TX (a)	251		11
Nektar Therapeutics (a)	1,708	20		ANN Inc (a)	1,035		34
Neogen Corp (a)	494	27		Asbury Automotive Group Inc (a)	492		20
Neurocrine Biosciences Inc (a)	1,398	19		BJ's Restaurants Inc (a)	11,232		417
Opko Health Inc (a)	2,020	14		Bloomin' Brands Inc (a)	1,125		28
Optimer Pharmaceuticals Inc (a)	894	13		Brown Shoe Co Inc	839		18
Orexigen Therapeutics Inc (a)	1,885	11		Buckle Inc/The	589		31
Pacira Pharmaceuticals Inc/DE (a)	549	16		Buffalo Wild Wings Inc (a)	341		33
Pain Therapeutics Inc	1,244	3		Casey's General Stores Inc	692		42
Pernix Therapeutics Holdings (a)	294	1		Cash America International Inc	261		12
Portola Pharmaceuticals Inc (a)	10,955	269		CEC Entertainment Inc	388		16
POZEN Inc (a)	871	4		Cheesecake Factory Inc/The	1,146		48
Questcor Pharmaceuticals Inc	1,128	51		Children's Place Retail Stores Inc/The (a)	302		17
Regulus Therapeutics Inc (a)	25,840	253		Christopher & Banks Corp (a)	34,440		232
Sagent Pharmaceuticals Inc (a)	307	6		Chuy's Holdings Inc (a)	8,824		338
Santarus Inc (a)	1,100	23		Conn's Inc (a)	456		24
Sarepta Therapeutics Inc (a)	15,071	573		Cracker Barrel Old Country Store Inc	408		39
Sciclone Pharmaceuticals Inc (a)	1,789	9		Denny's Corp (a)	2,447		14
Sucampo Pharmaceuticals Inc (a)	386	3		Destination Maternity Corp	189		5
Synageva BioPharma Corp (a)	7,438	313		DineEquity Inc	316		22
Synta Pharmaceuticals Corp (a)	1,310	7		Diversified Restaurant Holdings Inc (a)	15,005		119
Threshold Pharmaceuticals Inc (a)	1,467	8		Express Inc (a)	1,900		40
USANA Health Sciences Inc (a)	195	14		Ezcorp Inc (a)	678		11
ViroPharma Inc (a)	1,149	33		Fiesta Restaurant Group Inc (a)	478		16
Vivus Inc (a)	1,831	23		Fifth & Pacific Cos Inc (a)	31,510		704
XenoPort Inc (a)	1,219	6		First Cash Financial Services Inc (a)	595		29
Zogenix Inc (a)	1,774	3		Five Below Inc (a)	10,752		395
		$4,705		Francesca's Holdings Corp (a)	20,005		556
				Genesco Inc (a)	519		35
Pipelines - 0.10%				GNC Holdings Inc	900		40
Crosstex Energy Inc	774	15		Hibbett Sports Inc (a)	2,864		159
SemGroup Corp	770	42		HSN Inc	782		42
		$57		Jack in the Box Inc (a)	11,506		452
Private Equity - 0.31%				Jos A Bank Clothiers Inc (a)	130		5
GSV Capital Corp (a)	23,249	183		Krispy Kreme Doughnuts Inc (a)	1,332		23
				Lithia Motors Inc	7,629		407
				Lumber Liquidators Holdings Inc (a)	3,849		300
Real Estate - 0.02%				Mattress Firm Holding Corp (a)	4,636		187
HFF Inc	579	10		Men's Wearhouse Inc	341		13
				Nathan's Famous Inc (a)	83		4
REITS - 1.57%				Pantry Inc/The (a)	51		1
Acadia Realty Trust	316	8		Papa John's International Inc (a)	370		24
Alexander's Inc	45	13		Penske Automotive Group Inc	8,841		270
Coresite Realty Corp	333	11		PetMed Express Inc	627		8
DuPont Fabros Technology Inc	620	15		Pier 1 Imports Inc	2,063		48
EastGroup Properties Inc	597	34		Pricesmart Inc	337		30
Geo Group Inc/The	622	21		Red Robin Gourmet Burgers Inc (a)	8,003		442
Glimcher Realty Trust	24,030	263		Restoration Hardware Holdings Inc (a)	3,165		237
Healthcare Realty Trust Inc	700	18		Rite Aid Corp (a)	9,343		27
Highwoods Properties Inc	506	18		rue21 inc (a)	488		20
Inland Real Estate Corp	1,116	11		Ruth's Hospitality Group Inc	1,110		13
LTC Properties Inc	598	23		Sonic Corp (a)	968		14
Monmouth Real Estate Investment Corp	566	6		Susser Holdings Corp (a)	156		7
National Health Investors Inc	526	31		Texas Roadhouse Inc	1,293		32
Potlatch Corp	545	22		Tile Shop Holdings Inc (a)	15,424		447
PS Business Parks Inc	328	24		Tilly's Inc (a)	14,515		232
Ryman Hospitality Properties	472	18		Vera Bradley Inc (a)	653		14
Sabra Health Care REIT Inc	481	12		Vitamin Shoppe Inc (a)	5,467		245
Saul Centers Inc	244	11		Winmark Corp	74		5
Sovran Self Storage Inc	589	38		Zumiez Inc (a)	464		13
Strategic Hotels & Resorts Inc (a)	2,814	25					$7,107
Summit Hotel Properties Inc	23,944	226		Savings & Loans - 0.66%
Sun Communities Inc	663	33		EverBank Financial Corp	11,573		191
Universal Health Realty Income Trust	232	10		Investors Bancorp Inc	241		5
Urstadt Biddle Properties Inc	597	12		Oritani Financial Corp	498		8
Washington Real Estate Investment Trust	431	12		Pacific Premier Bancorp Inc (a)	14,557		178
		$915					$382

See accompanying notes

95

Schedule of Investments
SmallCap Growth Account II
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors - 1.82%				Software (continued)
Applied Micro Circuits Corp (a)	1,191	$11		Take-Two Interactive Software Inc (a)	1,435		$21
ATMI Inc (a)	65	2		Tyler Technologies Inc (a)	628		43
Cabot Microelectronics Corp (a)	505	17		Ultimate Software Group Inc (a)	4,587		538
Cavium Inc (a)	9,661	341		Verint Systems Inc (a)	837		30
Ceva Inc (a)	569	11					$4,291
Cirrus Logic Inc (a)	1,404	24
Cypress Semiconductor Corp (a)	2,588	28		Storage & Warehousing - 0.00%
				Wesco Aircraft Holdings Inc (a)	143		3
Diodes Inc (a)	493	13
Exar Corp (a)	1,198	13
Hittite Microwave Corp (a)	678	39		Telecommunications - 3.56%
Inphi Corp (a)	12,536	138		8x8 Inc (a)	52,824		435
Micrel Inc	1,590	16		ADTRAN Inc	679		17
Microsemi Corp (a)	8,364	190		Anaren Inc (a)	59		1
Monolithic Power Systems Inc	548	13		Anixter International Inc (a)	369		28
PMC - Sierra Inc (a)	2,733	17		ARRIS Group Inc (a)	2,121		30
Power Integrations Inc	616	25		Aruba Networks Inc (a)	2,376		36
QLogic Corp (a)	751	7		Atlantic Tele-Network Inc	283		14
Rambus Inc (a)	1,965	17		Aware Inc	336		2
Semtech Corp (a)	1,203	42		CalAmp Corp (a)	1,147		17
Silicon Image Inc (a)	2,416	14		Ciena Corp (a)	1,591		31
SunEdison Inc (a)	4,080	33		Cincinnati Bell Inc (a)	2,237		7
Ultratech Inc (a)	562	21		Comverse Inc (a)	387		11
Veeco Instruments Inc (a)	315	11		Consolidated Communications Holdings Inc	841		15
Volterra Semiconductor Corp (a)	822	12		Cyan Inc (a)	10,233		107
		$1,055		DigitalGlobe Inc (a)	443		14
				Extreme Networks (a)	2,967		10
Software - 7.39%				Fairpoint Communications Inc (a)	576		5
ACI Worldwide Inc (a)	735	34
				General Communication Inc (a)	1,226		10
Actuate Corp (a)	1,505	10
				Gigamon Inc (a)	3,955		109
Acxiom Corp (a)	580	13
				Globecomm Systems Inc (a)	560		7
Advent Software Inc (a)	664	23
American Software Inc/Georgia	759	7		HickoryTech Corp	436		5
Aspen Technology Inc (a)	1,894	55		IDT Corp - Class B	457		9
				Infinera Corp (a)	1,921		20
athenahealth Inc (a)	752	64
AVG Technologies NV (a)	243	5		InterDigital Inc/PA	892		40
				IPG Photonics Corp	3,462		210
Blackbaud Inc	828	27		Iridium Communications Inc (a)	225		2
Bottomline Technologies de Inc (a)	665	17
				Ixia (a)	36,758		677
CommVault Systems Inc (a)	957	73
				KVH Industries Inc (a)	411		5
Computer Programs & Systems Inc	226	11
Cornerstone OnDemand Inc (a)	708	31		Loral Space & Communications Inc	217		13
				Lumos Networks Corp	500		9
CSG Systems International Inc	616	13		Netgear Inc (a)	364		11
Ebix Inc	668	6
Envestnet Inc (a)	654	16		NTELOS Holdings Corp	459		8
				Numerex Corp (a)	383		4
EPAM Systems Inc (a)	23,240	632
				Orbcomm Inc (a)	558		2
EPIQ Systems Inc	80	1		Plantronics Inc	821		36
Fair Isaac Corp	716	33		Premiere Global Services Inc (a)	363		4
Greenway Medical Technologies (a)	200	2
Guidewire Software Inc (a)	6,643	279		Primus Telecommunications Group Inc	382		5
				RF Micro Devices Inc (a)	4,327		23
Imperva Inc (a)	339	15
				RigNet Inc (a)	387		10
Infoblox Inc (a)	24,036	703
Innodata Inc (a)	716	2		Shenandoah Telecommunications Co	675		11
Interactive Intelligence Group Inc (a)	269	14		Tessco Technologies Inc	85		2
Jive Software Inc (a)	30,671	558		Ubiquiti Networks Inc	329		6
				ViaSat Inc (a)	689		49
Market Leader Inc (a)	596	6
MedAssets Inc (a)	632	11					$2,067
Medidata Solutions Inc (a)	493	38		Textiles - 0.03%
MicroStrategy Inc (a)	179	16		UniFirst Corp/MA	164		15
Monotype Imaging Holdings Inc	769	20
Omnicell Inc (a)	12,039	248
Pegasystems Inc	368	12		Transportation - 1.76%
Progress Software Corp (a)	574	13		Celadon Group Inc	656		12
				Echo Global Logistics Inc (a)	483		9
PROS Holdings Inc (a)	459	14
PTC Inc (a)	2,215	54		Forward Air Corp	644		25
QAD Inc	202	2		GasLog Ltd	302		4
QLIK Technologies Inc (a)	16,877	477		Gulfmark Offshore Inc	182		8
Quality Systems Inc	830	16		Heartland Express Inc	1,202		17
				HUB Group Inc (a)	807		29
RealPage Inc (a)	752	14
Rosetta Stone Inc (a)	170	2		Knight Transportation Inc	1,071		18
SciQuest Inc (a)	575	14		Matson Inc	868		22
				PHI Inc (a)	33		1
SS&C Technologies Holdings Inc (a)	1,219	40
				Roadrunner Transportation Systems Inc (a)	27,626		769
Synchronoss Technologies Inc (a)	592	18

See accompanying notes

96

Schedule of Investments SmallCap Growth Account II June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation (continued)
Saia Inc (a)	143	$4
Swift Transportation Co (a)	1,749	29
Tidewater Inc	1,030	59
UTI Worldwide Inc	1,138	19
		$1,025

Trucking & Leasing - 0.02%
TAL International Group Inc	315	14

Water - 0.03%
American States Water Co	61	3
Connecticut Water Service Inc	224	6
SJW Corp	136	4
York Water Co	312	6
		$19
TOTAL COMMON STOCKS		$55,525
	Maturity
REPURCHASE AGREEMENTS - 3.27%	Amount (000's)	Value(000	's)

Banks - 3.27%
Investment in Joint Trading Account; Credit	$381	$381
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $388,916; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	153	153
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $155,566; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	801	800
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $816,722; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)
Investment in Joint Trading Account; Merrill	564	564
Lynch Repurchase Agreement; 0.08%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $575,173; 0.00% - 0.25%; dated
07/05/13 - 04/15/16)
		$1,898
TOTAL REPURCHASE AGREEMENTS		$1,898
Total Investments		$57,423
Other Assets in Excess of Liabilities, Net - 1.15%		$666
TOTAL NET ASSETS - 100.00%		$58,089

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		24 .21%
Consumer, Non-cyclical		23 .67%
Financial		13 .56%
Industrial		11 .33%
Technology		10 .36%
Communications		9 .14%
Energy		5.66%
Basic Materials		0.84%
Utilities		0 .07%
Diversified		0 .01%
Other Assets in Excess of Liabilities, Net		1.15%
TOTAL NET ASSETS		100.00%

See accompanying notes

97

Schedule of Investments SmallCap Growth Account II June 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	27	$2,645	$2,632	$(13)
Total					$(13)
Amounts in thousands except contracts

See accompanying notes

98

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS - 93.15%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.06%				Banks (continued)
Harte-Hanks Inc	2,321	$20		Ameris Bancorp (a)	1,289	$22
Marchex Inc	5,824	35		Arrow Financial Corp	521	13
MDC Partners Inc	839	15		Bancfirst Corp	1,544	72
		$70		Banco Latinoamericano de Comercio Exterior	4,683	105
				SA
Aerospace & Defense - 1.83%				Bancorp Inc/DE (a)	982	15
AAR Corp	15,490	341		BancorpSouth Inc	3,340	59
Cubic Corp	647	31		Bank of Kentucky Financial Corp	1,114	32
Curtiss-Wright Corp	4,519	167		Bank of Marin Bancorp	287	11
Ducommun Inc (a)	572	12
Esterline Technologies Corp (a)	3,996	289		Bank of the Ozarks Inc	901	39
LMI Aerospace Inc (a)	11,100	208		Banner Corp	3,569	121
				Bar Harbor Bankshares	207	8
M/A-COM Technology Solutions Holdings Inc	1,564	23		BBCN Bancorp Inc	8,217	117
(a)
Moog Inc (a)	2,391	123		BNC Bancorp	1,195	13
				Boston Private Financial Holdings Inc	6,862	73
National Presto Industries Inc	229	16		Bridge Bancorp Inc	453	10
Orbital Sciences Corp (a)	2,035	35
Teledyne Technologies Inc (a)	902	70		Bryn Mawr Bank Corp	729	17
				C&F Financial Corp	171	10
Triumph Group Inc	8,800	697		Camden National Corp	1,211	43
		$2,012		Capital Bank Financial Corp (a)	759	14
Agriculture - 0.39%				Cardinal Financial Corp	14,418	211
Alliance One International Inc (a)	5,113	19		Cathay General Bancorp	8,237	168
Andersons Inc/The	4,154	221		Center Bancorp Inc	1,837	23
Universal Corp/VA	3,206	186		Centerstate Banks Inc	1,625	14
				Central Pacific Financial Corp (a)	766	14
		$426
				Century Bancorp Inc/MA	184	6
Airlines - 1.15%				Chemical Financial Corp	3,250	85
Alaska Air Group Inc	3,900	203		Citizens & Northern Corp	4,654	90
JetBlue Airways Corp (a)	7,060	45		City Holding Co	4,912	191
Republic Airways Holdings Inc (a)	62,169	704		CNB Financial Corp/PA	1,466	25
SkyWest Inc	19,391	262		CoBiz Financial Inc	8,085	67
US Airways Group Inc (a)	3,472	57		Columbia Banking System Inc	4,211	100
		$1,271		Community Bank System Inc	3,865	119
Apparel - 1.18%				Community Trust Bancorp Inc	4,549	162
Columbia Sportswear Co	434	27		CVB Financial Corp	30,216	356
				Eagle Bancorp Inc (a)	782	17
Crocs Inc (a)	647	11
G-III Apparel Group Ltd (a)	2,019	97		East West Bancorp Inc	3,600	99
Iconix Brand Group Inc (a)	15,333	451		Enterprise Bancorp Inc/MA	318	6
Jones Group Inc/The	24,993	343		Enterprise Financial Services Corp	7,456	119
				Fidelity Southern Corp (a)	2,584	31
Maidenform Brands Inc (a)	809	14
Perry Ellis International Inc	12,385	252		Financial Institutions Inc	5,439	101
RG Barry Corp	2,700	44		First Bancorp Inc/ME	972	17
				First BanCorp/Puerto Rico (a)	13,933	99
Skechers U.S.A. Inc (a)	1,144	27
True Religion Apparel Inc	114	4		First Bancorp/Troy NC	1,800	25
Unifi Inc (a)	752	16		First Busey Corp	15,334	69
Weyco Group Inc	326	8		First Commonwealth Financial Corp	39,210	289
		$1,294		First Community Bancshares Inc/VA	7,748	122
				First Connecticut Bancorp Inc/Farmington CT	950	13
Automobile Manufacturers - 0.02%				First Financial Bancorp	9,340	139
Wabash National Corp (a)	2,207	22		First Financial Bankshares Inc	310	17
				First Financial Corp/IN	1,990	61
				First Interstate Bancsystem Inc	8,769	182
Automobile Parts & Equipment - 1.29%				First M&F Corp	448	7
American Axle & Manufacturing Holdings Inc	1,111	21
(a)				First Merchants Corp	5,296	91
				First Midwest Bancorp Inc/IL	11,893	164
Cooper Tire & Rubber Co	28,841	956		First of Long Island Corp/The	1,213	41
Dana Holding Corp	10,529	203		FirstMerit Corp	45,113	903
Meritor Inc (a)	3,414	24
				FNB Corp/PA	22,789	275
Miller Industries Inc/TN	593	9		FNB United Corp (a)	3,600	29
Modine Manufacturing Co (a)	1,424	16
				German American Bancorp Inc	1,474	33
Remy International Inc	1,241	23		Glacier Bancorp Inc	2,205	49
Standard Motor Products Inc	4,152	142		Great Southern Bancorp Inc	1,945	53
Superior Industries International Inc	816	14		Hancock Holding Co	2,979	90
Titan International Inc	696	12		Hanmi Financial Corp (a)	48,704	861
		$1,420		Heartland Financial USA Inc	4,304	118
Banks - 11.72%				Heritage Commerce Corp (a)	1,096	8
1st Source Corp	1,803	43		Heritage Financial Corp/WA	817	12
1st United Bancorp Inc/Boca Raton	1,613	11		Home BancShares Inc/AR	1,169	30
Access National Corp	394	5		Horizon Bancorp/IN	3,869	79
American National Bankshares Inc	419	10		Iberiabank Corp	3,109	167
				Independent Bank Corp/Rockland MA	5,072	175

See accompanying notes

99

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Banks (continued)
International Bancshares Corp	1,852	$42		Wilshire Bancorp Inc	31,352		$207
Intervest Bancshares Corp (a)	966	6		Wintrust Financial Corp	1,265		48
Lakeland Bancorp Inc	3,234	34					$12,918
Lakeland Financial Corp	2,967	83
Macatawa Bank Corp (a)	1,281	6		Biotechnology - 0.64%
				Astex Pharmaceuticals (a)	4,372		18
MainSource Financial Group Inc	7,884	106		Cambrex Corp (a)	17,466		244
MB Financial Inc	1,904	51		Celldex Therapeutics Inc (a)	8,250		129
Mercantile Bank Corp	461	8		Emergent Biosolutions Inc (a)	1,089		16
Merchants Bancshares Inc	1,072	32
MetroCorp Bancshares Inc	3,000	29		Enzon Pharmaceuticals Inc	2,082		4
				Harvard Bioscience Inc (a)	1,236		6
Middleburg Financial Corp	282	5		NPS Pharmaceuticals Inc (a)	1,224		18
MidSouth Bancorp Inc	438	7		Pacific Biosciences of California Inc (a)	2,407		6
MidWestOne Financial Group Inc	362	9		Puma Biotechnology Inc (a)	4,900		217
National Bankshares Inc	366	13		Rigel Pharmaceuticals Inc (a)	4,705		16
National Penn Bancshares Inc	15,009	152		RTI Biologics Inc (a)	2,808		11
NBT Bancorp Inc	8,423	178
Northrim BanCorp Inc	345	8		Spectrum Pharmaceuticals Inc	2,051		15
OFG Bancorp	18,601	337					$700
Old National Bancorp/IN	3,531	49		Building Materials - 0.20%
Pacific Continental Corp	976	11		Comfort Systems USA Inc	968		14
PacWest Bancorp	7,060	217		Gibraltar Industries Inc (a)	931		14
Park National Corp	404	28		Griffon Corp	1,388		16
Park Sterling Corp (a)	15,900	94		Louisiana-Pacific Corp (a)	1,402		21
Peapack Gladstone Financial Corp	474	8		LSI Industries Inc	1,900		15
Penns Woods Bancorp Inc	189	8		Ply Gem Holdings Inc (a)	3,100		62
Peoples Bancorp Inc/OH	4,536	96		Quanex Building Products Corp	1,121		19
Pinnacle Financial Partners Inc (a)	20,803	535		Simpson Manufacturing Co Inc	1,085		32
Preferred Bank/Los Angeles CA (a)	4,317	71		Texas Industries Inc (a)	80		5
PrivateBancorp Inc	29,030	615		Universal Forest Products Inc	600		24
Prosperity Bancshares Inc	2,115	110					$222
Renasant Corp	5,624	137
Republic Bancorp Inc/KY	2,758	60		Chemicals - 1.37%
S&T Bancorp Inc	1,006	20		A Schulman Inc	8,943		240
Sandy Spring Bancorp Inc	840	18		Aceto Corp	1,103		16
SCBT Financial Corp	577	29		Axiall Corp	11,143		474
Seacoast Banking Corp of Florida (a)	3,960	9		Ferro Corp (a)	2,626		18
Sierra Bancorp	5,000	74		HB Fuller Co	1,800		68
Simmons First National Corp	521	14		Innospec Inc	969		39
Southside Bancshares Inc	3,651	87		Intrepid Potash Inc	1,674		32
Southwest Bancorp Inc/Stillwater OK (a)	19,153	253		Kraton Performance Polymers Inc (a)	983		21
State Bank Financial Corp	968	15		Minerals Technologies Inc	8,555		354
StellarOne Corp	3,896	77		Oil-Dri Corp of America	268		7
Sterling Bancorp/NY	1,672	19		Olin Corp	888		21
Sterling Financial Corp/WA	1,192	28		OM Group Inc (a)	979		30
Suffolk Bancorp (a)	900	15		Quaker Chemical Corp	329		21
Susquehanna Bancshares Inc	18,692	241		Sensient Technologies Corp	1,760		71
SY Bancorp Inc	2,153	52		Stepan Co	48		3
Taylor Capital Group Inc (a)	2,600	44		Zep Inc	6,200		98
Texas Capital Bancshares Inc (a)	1,431	63					$1,513
Tompkins Financial Corp	1,642	74		Coal - 0.20%
TowneBank/Portsmouth VA	1,382	20		Alpha Natural Resources Inc (a)	6,758		35
Trico Bancshares	1,138	24		Arch Coal Inc	7,319		28
Tristate Capital Holdings Inc (a)	5,900	81
				Cloud Peak Energy Inc (a)	2,145		35
TrustCo Bank Corp NY	3,271	18		Hallador Energy Co	351		3
Trustmark Corp	5,657	139		L&L Energy Inc (a)	1,622		6
UMB Financial Corp	2,117	118		SunCoke Energy Inc (a)	5,289		74
Umpqua Holdings Corp	3,428	51		Walter Energy Inc	1,244		13
Union First Market Bankshares Corp	716	15		Westmoreland Coal Co (a)	2,383		27
United Bankshares Inc/WV	1,751	46
United Community Banks Inc/GA (a)	1,272	16					$221
Univest Corp of Pennsylvania	898	17		Commercial Services - 3.61%
ViewPoint Financial Group Inc	1,174	24		ABM Industries Inc	4,129		101
Virginia Commerce Bancorp Inc (a)	6,300	88		Acacia Research Corp	1,073		24
Walker & Dunlop Inc (a)	888	16		Albany Molecular Research Inc (a)	1,256		15
Washington Banking Co	825	12		ARC Document Solutions Inc (a)	7,886		31
Washington Trust Bancorp Inc	2,401	68		Ascent Capital Group Inc (a)	503		39
Webster Financial Corp	3,167	81		Bridgepoint Education Inc (a)	989		12
WesBanco Inc	11,049	292		Brink's Co/The	2,753		70
West Bancorporation Inc	8,138	96		CBIZ Inc (a)	2,037		14
Westamerica Bancorporation	825	38		CDI Corp	1,257		18
Western Alliance Bancorp (a)	2,599	41		Cenveo Inc (a)	63,159		134

See accompanying notes

100

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Cosmetics & Personal Care - 0.08%
Consolidated Graphics Inc (a)	3,800	$179		Inter Parfums Inc	247		$7
Convergys Corp	3,737	65		Revlon Inc (a)	3,406		75
Corinthian Colleges Inc (a)	18,494	41					$82
CRA International Inc (a)	555	10
Cross Country Healthcare Inc (a)	1,454	8		Distribution & Wholesale - 0.55%
Deluxe Corp	13,382	464		Core-Mark Holding Co Inc	2,638		167
Electro Rent Corp	490	8		Houston Wire & Cable Co	600		8
				Navarre Corp (a)	2,162		6
Ennis Inc	903	16
EVERTEC Inc (a)	1,900	42		Owens & Minor Inc	1,705		58
				ScanSource Inc (a)	956		31
Franklin Covey Co (a)	222	3
				Titan Machinery Inc (a)	929		18
FTI Consulting Inc (a)	1,448	48
Global Cash Access Holdings Inc (a)	3,575	22		United Stationers Inc	9,521		320
Great Lakes Dredge & Dock Corp	1,601	13					$608
Green Dot Corp (a)	947	19		Diversified Financial Services - 4.00%
Hackett Group Inc/The	978	5		Aircastle Ltd	8,441		135
Heidrick & Struggles International Inc	955	16		Arlington Asset Investment Corp	19,287		516
Huron Consulting Group Inc (a)	708	33		Artisan Partners Asset Management Inc	1,300		65
ICF International Inc (a)	686	22		BGC Partners Inc	21,900		129
Intersections Inc	510	4		Blackhawk Network Holdings Inc (a)	1,900		44
Kelly Services Inc	12,726	222		Calamos Asset Management Inc	1,031		11
Korn/Ferry International (a)	3,650	69		California First National Bancorp	120		2
Live Nation Entertainment Inc (a)	4,916	76		Cowen Group Inc (a)	54,670		159
Mac-Gray Corp	3,735	53		DFC Global Corp (a)	16,381		226
Matthews International Corp	525	20		Encore Capital Group Inc (a)	562		19
McGrath RentCorp	398	14		FBR & Co (a)	497		13
MoneyGram International Inc (a)	830	19		Federal Agricultural Mortgage Corp	532		15
Monster Worldwide Inc (a)	3,683	18		Home Loan Servicing Solutions Ltd	1,995		48
Multi-Color Corp	260	8		INTL. FCStone Inc (a)	745		13
Navigant Consulting Inc (a)	9,289	111		Investment Technology Group Inc (a)	1,335		19
PHH Corp (a)	22,222	453		Janus Capital Group Inc	5,205		44
PRGX Global Inc (a)	1,557	9		Knight Capital Group Inc (a)	5,543		20
Quad/Graphics Inc	20,591	496		Manning & Napier Inc	1,145		20
Rent-A-Center Inc/TX	2,076	78		Marlin Business Services Corp	440		10
Resources Connection Inc	1,575	18		Medley Capital Corp	1,549		21
RPX Corp (a)	6,475	108		National Financial Partners Corp (a)	15,215		385
Steiner Leisure Ltd (a)	349	18		Nelnet Inc	9,433		340
Stewart Enterprises Inc	368	5		Nicholas Financial Inc	533		8
TeleTech Holdings Inc (a)	1,977	47		Ocwen Financial Corp (a)	28,900		1,191
TMS International Corp	345	5		Oppenheimer Holdings Inc	539		10
TrueBlue Inc (a)	17,200	362		PennyMac Financial Services Inc (a)	2,000		43
Valassis Communications Inc	1,349	33		Piper Jaffray Cos (a)	9,902		313
Viad Corp	9,799	240		Regional Management Corp (a)	141		4
Xoom Corp (a)	900	21		Stifel Financial Corp (a)	2,217		79
		$3,979		SWS Group Inc (a)	3,166		17
				Walter Investment Management Corp (a)	1,079		36
Computers - 1.82%
CACI International Inc (a)	798	51		WhiteHorse Finance Inc	285		4
				World Acceptance Corp (a)	5,200		452
CIBER Inc (a)	4,028	14
Cray Inc (a)	1,044	21					$4,411
Electronics for Imaging Inc (a)	6,945	196		Electric - 3.34%
Fusion-io Inc (a)	1,227	18		Allete Inc	1,518		76
Hutchinson Technology Inc (a)	1,263	6		Atlantic Power Corp	3,171		13
Insight Enterprises Inc (a)	12,940	229		Avista Corp	1,790		48
Mentor Graphics Corp	3,301	65		Black Hills Corp	1,756		86
RealD Inc (a)	310	4		Cleco Corp	9,226		429
Silicon Graphics International Corp (a)	9,100	122		Dynegy Inc (a)	3,060		69
Spansion Inc (a)	35,173	440		El Paso Electric Co	8,801		311
Super Micro Computer Inc (a)	1,720	18		Empire District Electric Co/The	6,486		145
Sykes Enterprises Inc (a)	1,344	21		Genie Energy Ltd (a)	297		3
Unisys Corp (a)	36,251	800		IDACORP Inc	11,614		554
Vocera Communications Inc (a)	222	3		MGE Energy Inc	2,903		159
		$2,008		NorthWestern Corp	8,666		345
Consumer Products - 1.03%				Otter Tail Corp	1,352		38
ACCO Brands Corp (a)	3,978	25		Pike Electric Corp	922		11
American Greetings Corp	1,048	19		PNM Resources Inc	2,431		54
Central Garden and Pet Co - Class A (a)	1,758	12		Portland General Electric Co	13,995		428
CSS Industries Inc	520	13		UIL Holdings Corp	4,062		155
Helen of Troy Ltd (a)	20,726	795		Unitil Corp	634		18
Prestige Brands Holdings Inc (a)	9,348	273		UNS Energy Corp	12,437		557
		$1,137		Westar Energy Inc	5,800		185
							$3,684

See accompanying notes

101

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electrical Components & Equipment - 0.76%				Entertainment (continued)
Advanced Energy Industries Inc (a)	132	$2		National CineMedia Inc	3,108		$52
Belden Inc	967	48		SeaWorld Entertainment Inc	8,300		291
Encore Wire Corp	503	17		Speedway Motorsports Inc	6,423		112
EnerSys Inc	10,034	492					$839
General Cable Corp	1,612	50
GrafTech International Ltd (a)	4,094	30		Environmental Control - 0.34%
Insteel Industries Inc	62	1		Ceco Environmental Corp	6,272		77
				Darling International Inc (a)	11,608		217
Littelfuse Inc	2,209	165		GSE Holding Inc (a)	1,155		6
Powell Industries Inc (a)	281	14
Power-One Inc (a)	2,327	15		Met-Pro Corp	733		10
				Nuverra Environmental Solutions Inc (a)	4,002		12
		$834		Tetra Tech Inc (a)	2,100		49
Electronics - 2.27%							$371
American Science & Engineering Inc	207	12
Analogic Corp	230	17		Food - 1.02%
Bel Fuse Inc	566	8		Cal-Maine Foods Inc	107		5
				Chiquita Brands International Inc (a)	1,397		15
Benchmark Electronics Inc (a)	22,702	456
				Diamond Foods Inc (a)	681		14
Brady Corp	10,000	308		Dole Food Co Inc (a)	1,571		20
Checkpoint Systems Inc (a)	3,402	48
				Fairway Group Holdings Corp (a)	2,700		65
Coherent Inc	199	11
CTS Corp	1,161	16		Fresh Del Monte Produce Inc	1,321		37
Electro Scientific Industries Inc	1,205	13		Harris Teeter Supermarkets Inc	1,341		63
ESCO Technologies Inc	627	20		Ingles Markets Inc	667		17
FARO Technologies Inc (a)	83	3		John B Sanfilippo & Son Inc	425		9
GSI Group Inc (a)	8,779	71		Nash Finch Co	661		15
II-VI Inc (a)	1,789	29		Pinnacle Foods Inc	8,151		197
				Post Holdings Inc (a)	1,173		51
Itron Inc (a)	1,369	58
Measurement Specialties Inc (a)	94	4		Seaboard Corp	10		27
				Seneca Foods Corp - Class A (a)	446		14
Methode Electronics Inc	879	15
Multi-Fineline Electronix Inc (a)	371	5		Snyders-Lance Inc	1,235		35
Newport Corp (a)	5,027	70		Spartan Stores Inc	25,487		470
				SUPERVALU Inc (a)	2,762		17
Park Electrochemical Corp	720	17
Plexus Corp (a)	1,181	35		Tootsie Roll Industries Inc	79		2
				TreeHouse Foods Inc (a)	453		30
Rofin-Sinar Technologies Inc (a)	989	25
Rogers Corp (a)	325	15		Village Super Market Inc	120		4
Sanmina Corp (a)	65,931	946		Weis Markets Inc	380		17
Sparton Corp (a)	552	10					$1,124
Stoneridge Inc (a)	6,142	72		Forest Products & Paper - 0.79%
Sypris Solutions Inc	9,200	30		Boise Inc	20,417		174
TTM Technologies Inc (a)	11,344	95		Buckeye Technologies Inc	7,417		275
Viasystems Group Inc (a)	205	2		Domtar Corp	1,200		80
Vishay Precision Group Inc (a)	658	10		Neenah Paper Inc	521		17
Watts Water Technologies Inc	970	44		Orchids Paper Products Co	160		4
Zagg Inc (a)	7,160	38		PH Glatfelter Co	3,351		84
		$2,503		Resolute Forest Products Inc (a)	11,763		154
Energy - Alternate Sources - 0.78%				Schweitzer-Mauduit International Inc	1,617		81
FutureFuel Corp	1,833	26					$869
Green Plains Renewable Energy Inc (a)	21,935	292		Gas - 1.86%
Renewable Energy Group Inc (a)	34,005	484		Chesapeake Utilities Corp	1,771		91
REX American Resources Corp (a)	1,868	54		Laclede Group Inc/The	6,056		277
		$856		New Jersey Resources Corp	5,917		245
Engineering & Construction - 1.36%				Northwest Natural Gas Co	6,817		290
Aegion Corp (a)	1,163	26		Piedmont Natural Gas Co Inc	2,311		78
Argan Inc	754	12		South Jersey Industries Inc	2,795		161
Dycom Industries Inc (a)	728	17		Southwest Gas Corp	10,623		497
EMCOR Group Inc	16,704	679		WGL Holdings Inc	9,372		405
Engility Holdings Inc (a)	3,101	88					$2,044
Granite Construction Inc	1,333	40		Hand & Machine Tools - 0.09%
Michael Baker Corp	5,863	159		Hardinge Inc	6,718		99
MYR Group Inc (a)	735	14
Orion Marine Group Inc (a)	1,471	18
Tutor Perini Corp (a)	11,316	204		Healthcare - Products - 0.82%
				Affymetrix Inc (a)	3,839		17
VSE Corp	5,720	235		Alphatec Holdings Inc (a)	2,869		6
		$1,492		ArthroCare Corp (a)	252		9
Entertainment - 0.76%				Chindex International Inc (a)	607		10
Carmike Cinemas Inc (a)	12,046	233		CONMED Corp	959		30
International Speedway Corp	984	31		CryoLife Inc	1,476		9
Isle of Capri Casinos Inc (a)	10,043	76		Cutera Inc (a)	792		7
Marriott Vacations Worldwide Corp (a)	1,013	44		Cynosure Inc (a)	617		16

See accompanying notes

102

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Housewares - 0.05%
Exactech Inc (a)	353	$7		Lifetime Brands Inc	4,220		$57
Greatbatch Inc (a)	4,100	134
Hanger Inc (a)	672	21
ICU Medical Inc (a)	60	4		Insurance - 4.02%
				Ambac Financial Group Inc (a)	1,092		26
Integra LifeSciences Holdings Corp (a)	443	16
				American Equity Investment Life Holding Co	43,889		689
Invacare Corp	1,078	16		American Safety Insurance Holdings Ltd (a)	2,700		78
Medical Action Industries Inc (a)	472	4
Merit Medical Systems Inc (a)	1,343	15		Amerisafe Inc	10,232		332
NanoString Technologies Inc (a)	12,100	97		Amtrust Financial Services Inc	7,154		256
Natus Medical Inc (a)	749	10		Argo Group International Holdings Ltd	555		24
NuVasive Inc (a)	14,900	369		Aspen Insurance Holdings Ltd	5,900		219
OraSure Technologies Inc (a)	2,998	12		Assured Guaranty Ltd	9,800		216
Orthofix International NV (a)	664	18		Baldwin & Lyons Inc	488		12
PhotoMedex Inc (a),(b)	519	8		CNO Financial Group Inc	71,650		928
Symmetry Medical Inc (a)	2,012	17		Crawford & Co	2,693		15
Tornier NV (a)	888	16		Donegal Group Inc	391		6
Wright Medical Group Inc (a)	1,332	35		Eastern Insurance Holdings Inc	355		7
				EMC Insurance Group Inc	239		6
		$903		Employers Holdings Inc	503		12
Healthcare - Services - 1.52%				Enstar Group Ltd (a)	257		34
Addus HomeCare Corp (a)	262	5		FBL Financial Group Inc	479		21
Alliance HealthCare Services Inc (a)	163	3		First American Financial Corp	3,773		83
Almost Family Inc	4,021	76		Fortegra Financial Corp (a)	357		2
Amedisys Inc (a)	1,076	12		Greenlight Capital Re Ltd (a)	615		15
Amsurg Corp (a)	720	25		Hallmark Financial Services Inc (a)	701		6
Ensign Group Inc/The	53	2		Hilltop Holdings Inc (a)	2,164		36
Five Star Quality Care Inc (a)	41,472	233		Horace Mann Educators Corp	2,182		54
HealthSouth Corp (a)	504	14		Independence Holding Co	425		5
Healthways Inc (a)	636	11		Infinity Property & Casualty Corp	405		24
Kindred Healthcare Inc (a)	1,795	24		Investors Title Co	65		5
LHC Group Inc (a)	749	15		Kansas City Life Insurance Co	221		8
Magellan Health Services Inc (a)	925	52		Maiden Holdings Ltd	7,148		81
Molina Healthcare Inc (a)	20,100	747		Markel Corp (a)	276		145
National Healthcare Corp	357	17		Meadowbrook Insurance Group Inc	8,600		69
Select Medical Holdings Corp	3,582	29		MGIC Investment Corp (a)	4,467		27
Skilled Healthcare Group Inc (a)	5,741	39		Montpelier Re Holdings Ltd ADR	1,614		40
Triple-S Management Corp (a)	12,524	269		National Interstate Corp	334		10
Universal American Corp/NY	1,995	18		National Western Life Insurance Co	86		16
Vanguard Health Systems Inc (a)	228	5		Navigators Group Inc/The (a)	361		21
WellCare Health Plans Inc (a)	1,485	82		Platinum Underwriters Holdings Ltd	1,114		64
		$1,678		Primerica Inc	1,987		74
				ProAssurance Corp	1,700		89
Holding Companies - Diversified - 0.04%				Radian Group Inc	3,847		45
Harbinger Group Inc (a)	2,207	17
				RLI Corp	721		55
National Bank Holdings Corp	1,599	31		Safety Insurance Group Inc	442		21
		$48		Selective Insurance Group Inc	7,604		175
Home Builders - 0.66%				Stewart Information Services Corp	4,143		109
Hovnanian Enterprises Inc (a)	1,803	10		Symetra Financial Corp	11,698		187
KB Home	1,900	37		Tower Group International Ltd	2,523		51
M/I Homes Inc (a)	848	20		United Fire Group Inc	701		17
MDC Holdings Inc	4,066	132		Universal Insurance Holdings Inc	1,434		10
Meritage Homes Corp (a)	342	15					$4,425
Standard Pacific Corp (a)	5,150	43
				Internet - 1.23%
Taylor Morrison Home Corp (a)	14,200	346		1-800-Flowers.com Inc (a)	7,414		45
William Lyon Homes (a)	4,900	124		Active Network Inc/The (a)	1,816		14
		$727		Angie's List Inc (a)	562		15
				Bankrate Inc (a)	1,415		20
Home Furnishings - 0.28%				Bazaarvoice Inc (a)	2,400		23
Bassett Furniture Industries Inc	590	9		Blucora Inc (a)	817		15
Daktronics Inc	1,464	15		Boingo Wireless Inc (a)	1,002		6
Ethan Allen Interiors Inc	188	5
Hooker Furniture Corp	566	9		ePlus Inc	214		13
				Global Sources Ltd (a)	858		6
Kimball International Inc	18,023	175		IntraLinks Holdings Inc (a)	1,956		14
La-Z-Boy Inc	1,293	26
Select Comfort Corp (a)	180	5		Keynote Systems Inc	823		16
Skullcandy Inc (a)	1,708	9		magicJack VocalTec Ltd (a)	232		3
TiVo Inc (a)	2,137	24		Marketo Inc (a)	1,500		37
Universal Electronics Inc (a)	800	23		PC-Tel Inc	969		8
VOXX International Corp (a)	959	12		Perficient Inc (a)	1,571		21
				QuinStreet Inc (a)	3,100		27
		$312		RealNetworks Inc (a)	1,145		9

See accompanying notes

103

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Media - 1.50%
Shutterstock Inc (a)	125	$7		Belo Corp	2,420		$34
Textura Corp (a)	1,400	36		Courier Corp	8,720		124
Tremor Video Inc (a)	33,600	302		Crown Media Holdings Inc (a)	1,396		4
United Online Inc	29,601	225		Daily Journal Corp (a)	51		6
VASCO Data Security International Inc (a)	829	7		Demand Media Inc (a)	1,954		12
Vocus Inc (a)	800	8		Dex Media Inc (a)	925		16
WebMD Health Corp (a)	16,300	479		Entercom Communications Corp (a)	34,314		324
		$1,356		Entravision Communications Corp	29,000		178
				EW Scripps Co (a)	1,168		18
Investment Companies - 1.14%				Gray Television Inc (a)	2,533		18
Apollo Investment Corp	34,151	265		Journal Communications Inc (a)	24,167		181
BlackRock Kelso Capital Corp	2,564	24		LIN TV Corp (a)	31,786		486
Capital Southwest Corp	155	21		McClatchy Co/The (a)	3,108		7
Fifth Street Finance Corp	4,105	43		Meredith Corp	1,286		61
Gladstone Capital Corp	4,004	33		New York Times Co/The (a)	4,839		54
Golub Capital BDC Inc	1,208	21		Saga Communications Inc	249		12
KCAP Financial Inc	13,240	149		Salem Communications Corp	2,900		22
Main Street Capital Corp	1,134	31		Scholastic Corp	920		27
MCG Capital Corp	15,122	79		Sinclair Broadcast Group Inc	2,155		63
Medallion Financial Corp	968	14					$1,647
New Mountain Finance Corp	1,092	15
PennantPark Floating Rate Capital Ltd	556	8		Metal Fabrication & Hardware - 1.29%
PennantPark Investment Corp	2,247	25		Ampco-Pittsburgh Corp	447		8
Prospect Capital Corp	38,144	412		CIRCOR International Inc	555		28
Solar Capital Ltd	1,539	36		Global Brass & Copper Holdings Inc (a)	5,800		77
Solar Senior Capital Ltd	621	11		Haynes International Inc	377		18
Stellus Capital Investment Corp	650	10		Kaydon Corp	1,109		30
TCP Capital Corp	906	15		LB Foster Co	5,814		251
TICC Capital Corp	1,784	17		NN Inc	9,913		113
Triangle Capital Corp	949	26		Northwest Pipe Co (a)	501		14
		$1,255		Olympic Steel Inc	493		12
				RTI International Metals Inc (a)	925		26
Iron & Steel - 0.07%				Worthington Industries Inc	26,700		847
Commercial Metals Co	4,259	63					$1,424
Schnitzer Steel Industries Inc	771	18
		$81		Mining - 0.60%
				Allied Nevada Gold Corp (a)	3,180		21
Leisure Products & Services - 0.13%				AMCOL International Corp	624		20
Brunswick Corp/DE	263	8		Century Aluminum Co (a)	1,873		17
Callaway Golf Co	1,985	13		Coeur Mining Inc (a)	18,302		243
Johnson Outdoors Inc (a)	1,902	48
Life Time Fitness Inc (a)	707	35		Globe Specialty Metals Inc	7,120		77
WMS Industries Inc (a)	1,681	43		Hecla Mining Co	10,089		30
				Horsehead Holding Corp (a)	1,338		17
		$147		Kaiser Aluminum Corp	682		42
Lodging - 0.06%				Materion Corp	566		15
Ameristar Casinos Inc	228	6		Molycorp Inc (a)	3,795		24
Marcus Corp	999	13		Revett Minerals Inc (a)	7,941		5
Monarch Casino & Resort Inc (a)	470	8		Stillwater Mining Co (a)	3,497		38
Orient-Express Hotels Ltd (a)	2,955	36		US Silica Holdings Inc	5,567		116
		$63					$665
Machinery - Construction & Mining - 0.22%				Miscellaneous Manufacturing - 1.06%
Astec Industries Inc	695	24		Actuant Corp	2,564		84
Hyster-Yale Materials Handling Inc	3,500	220		American Railcar Industries Inc	497		17
		$244		Barnes Group Inc	1,872		56
				Chase Corp	342		8
Machinery - Diversified - 1.15%				EnPro Industries Inc (a)	11,337		575
Alamo Group Inc	370	15		Fabrinet (a)	1,158		16
Albany International Corp	956	31		FreightCar America Inc	4,700		80
Altra Holdings Inc	1,700	47		GP Strategies Corp (a)	500		12
Applied Industrial Technologies Inc	7,227	350		Koppers Holdings Inc	1,700		65
Briggs & Stratton Corp	24,480	484		Lydall Inc (a)	915		13
Columbus McKinnon Corp/NY (a)	1,018	22		Movado Group Inc	579		19
Flow International Corp (a)	2,021	7		NL Industries Inc	347		4
Gerber Scientific Inc (a),(b),(c)	1,974	—		Park-Ohio Holdings Corp (a)	2,400		79
Hurco Cos Inc	347	10		Proto Labs Inc (a)	428		28
Kadant Inc	9,125	275		Standex International Corp	1,734		92
NACCO Industries Inc	291	17		STR Holdings Inc (a)	449		1
Twin Disc Inc	449	11		Tredegar Corp	846		22
		$1,269					$1,171

See accompanying notes

104

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Office Furnishings - 0.27%				Pharmaceuticals - 1.28%
HNI Corp	129	$5		Achillion Pharmaceuticals Inc (a)	1,300		$11
Knoll Inc	764	11		Alkermes PLC (a)	11,200		321
Steelcase Inc	19,217	280		Anika Therapeutics Inc (a)	268		5
		$296		BioScrip Inc (a)	1,518		25
				Cornerstone Therapeutics Inc (a)	2,478		20
Oil & Gas - 2.73%				Esperion Therapeutics Inc (a)	4,700		66
Adams Resources & Energy Inc	112	8		Hi-Tech Pharmacal Co Inc	351		12
Alon USA Energy Inc	1,256	18		Impax Laboratories Inc (a)	17,740		354
Apco Oil and Gas International Inc (a)	415	5
				Infinity Pharmaceuticals Inc (a)	3,000		49
Approach Resources Inc (a)	830	20
				Lannett Co Inc (a)	9,593		114
Berry Petroleum Co	4,749	201		Nature's Sunshine Products Inc	588		10
Bill Barrett Corp (a)	1,208	24
				Nektar Therapeutics (a)	1,093		13
Bonanza Creek Energy Inc (a)	2,200	78
Carrizo Oil & Gas Inc (a)	292	8		Nutraceutical International Corp	468		10
				Omega Protein Corp (a)	1,028		9
Comstock Resources Inc	1,468	23		PharMerica Corp (a)	3,203		44
CVR Energy Inc	9,300	441		Progenics Pharmaceuticals Inc (a)	6,300		28
Delek US Holdings Inc	13,791	397		Sciclone Pharmaceuticals Inc (a)	785		4
Energy XXI Bermuda Ltd	9,469	210		Targacept Inc (a)	1,507		6
EPL Oil & Gas Inc (a)	24,805	729
				TESARO Inc (a)	4,900		160
Equal Energy Ltd	1,922	8		XenoPort Inc (a)	30,000		148
EXCO Resources Inc	2,023	15					$1,409
Forest Oil Corp (a)	3,595	15
Halcon Resources Corp (a)	6,334	36		Pipelines - 0.07%
Hercules Offshore Inc (a)	5,563	39		SemGroup Corp	1,357		73
Matador Resources Co (a)	1,516	18
Northern Oil and Gas Inc (a)	2,225	30
Parker Drilling Co (a)	10,103	50		Private Equity - 0.23%
				American Capital Ltd (a)	13,000		165
PDC Energy Inc (a)	909	47
Penn Virginia Corp (a)	2,977	14		Fidus Investment Corp	2,415		45
Resolute Energy Corp (a)	2,362	19		Gladstone Investment Corp	1,410		10
Sanchez Energy Corp (a)	813	19		Hercules Technology Growth Capital Inc	2,091		29
Stone Energy Corp (a)	6,438	142					$249
Swift Energy Co (a)	1,512	18		Publicly Traded Investment Fund - 0.01%
Vaalco Energy Inc (a)	15,554	89		THL Credit Inc	806		12
W&T Offshore Inc	15,834	226
Warren Resources Inc (a)	3,095	8
Western Refining Inc	1,823	51		Real Estate - 0.10%
				Alexander & Baldwin Inc (a)	1,679		67
		$3,006		Forestar Group Inc (a)	1,057		21
Oil & Gas Services - 1.72%				Kennedy-Wilson Holdings Inc	1,497		25
Basic Energy Services Inc (a)	4,215	51					$113
Bolt Technology Corp	459	8
C&J Energy Services Inc (a)	17,791	344		REITS - 11.06%
CARBO Ceramics Inc	390	26		Acadia Realty Trust	1,977		49
Dawson Geophysical Co (a)	4,723	175		AG Mortgage Investment Trust Inc	817		15
Exterran Holdings Inc (a)	2,009	57		Agree Realty Corp	520		15
Forum Energy Technologies Inc (a)	7,586	231		American Assets Trust Inc	1,293		40
Global Geophysical Services Inc (a)	1,127	5		American Campus Communities Inc	8,800		358
Helix Energy Solutions Group Inc (a)	20,613	475		American Capital Mortgage Investment Corp	1,790		32
Hornbeck Offshore Services Inc (a)	1,241	66		American Realty Capital Properties Inc	3,922		60
ION Geophysical Corp (a)	3,633	22		Anworth Mortgage Asset Corp	105,985		593
Key Energy Services Inc (a)	5,308	32		Apollo Commercial Real Estate Finance Inc	1,451		23
Matrix Service Co (a)	1,113	17		Apollo Residential Mortgage Inc	844		14
Mitcham Industries Inc (a)	693	12		ARMOUR Residential REIT Inc	11,360		54
Natural Gas Services Group Inc (a)	658	15		Ashford Hospitality Trust Inc	33,730		387
Newpark Resources Inc (a)	889	10		Associated Estates Realty Corp	1,982		32
Pioneer Energy Services Corp (a)	2,576	17		Campus Crest Communities Inc	2,618		30
RPC Inc	4,733	65		CapLease Inc	31,899		269
SEACOR Holdings Inc	642	53		Capstead Mortgage Corp	71,009		859
Superior Energy Services Inc (a)	5,776	150		Cedar Realty Trust Inc	36,204		187
Tesco Corp (a)	1,595	21		Chambers Street Properties	7,620		76
Tetra Technologies Inc (a)	2,706	28		Chatham Lodging Trust	6,815		117
Willbros Group Inc (a)	2,158	13		Chesapeake Lodging Trust	11,730		244
		$1,893		Colonial Properties Trust	2,682		65
				Colony Financial Inc	2,624		52
Packaging & Containers - 0.65%				Coresite Realty Corp	12,900		410
Graphic Packaging Holding Co (a)	43,100	334		Cousins Properties Inc	4,241		43
Rock Tenn Co	3,800	379		CubeSmart	5,156		82
UFP Technologies Inc (a)	294	6		CYS Investments Inc	25,839		238
		$719		DCT Industrial Trust Inc	52,744		377
				DiamondRock Hospitality Co	19,315		181
				DuPont Fabros Technology Inc	980		24

See accompanying notes

105

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
Dynex Capital Inc	1,658	$17		Bon-Ton Stores Inc/The	49		$1
EastGroup Properties Inc	1,096	61		Bravo Brio Restaurant Group Inc (a)	535		10
Education Realty Trust Inc	3,433	35		Brown Shoe Co Inc	23,367		503
EPR Properties	4,935	248		Cabela's Inc (a)	2,500		162
Equity One Inc	2,370	54		Cash America International Inc	2,895		131
Excel Trust Inc	1,907	24		Cato Corp/The	765		19
Extra Space Storage Inc	3,500	147		Children's Place Retail Stores Inc/The (a)	2,453		134
FelCor Lodging Trust Inc (a)	30,199	179		Conn's Inc (a)	5,962		309
First Industrial Realty Trust Inc	46,973	713		Cracker Barrel Old Country Store Inc	5,400		511
First Potomac Realty Trust	2,312	30		Denny's Corp (a)	1,109		6
Franklin Street Properties Corp	3,543	47		Destination Maternity Corp	3,175		78
Geo Group Inc/The	6,087	207		Dillard's Inc	3,000		246
Getty Realty Corp	3,682	76		DineEquity Inc	273		19
Gladstone Commercial Corp	574	11		Ezcorp Inc (a)	5,480		92
Glimcher Realty Trust	803	9		Fifth & Pacific Cos Inc (a)	3,671		82
Government Properties Income Trust	2,884	73		Finish Line Inc/The	1,121		25
Healthcare Realty Trust Inc	2,175	56		Fred's Inc	1,308		20
Hersha Hospitality Trust	44,729	252		Genesco Inc (a)	233		16
Highwoods Properties Inc	2,234	80		Gordmans Stores Inc (a)	360		5
Home Properties Inc	1,000	65		Group 1 Automotive Inc	813		52
Hudson Pacific Properties Inc	1,706	36		Haverty Furniture Cos Inc	759		17
Inland Real Estate Corp	641	7		hhgregg Inc (a)	17,593		281
Invesco Mortgage Capital Inc	4,049	67		Jack in the Box Inc (a)	454		18
Investors Real Estate Trust	3,978	34		Jos A Bank Clothiers Inc (a)	828		34
iStar Financial Inc (a)	2,575	29		Kirkland's Inc (a)	992		17
Kite Realty Group Trust	17,467	105		Men's Wearhouse Inc	1,747		66
LaSalle Hotel Properties	5,196	129		New York & Co Inc (a)	634		4
Lexington Realty Trust	36,758	429		Office Depot Inc (a)	6,415		25
LTC Properties Inc	7,152	279		OfficeMax Inc	39,881		408
Medical Properties Trust Inc	5,952	85		Pantry Inc/The (a)	23,800		290
Monmouth Real Estate Investment Corp	1,670	17		Papa John's International Inc (a)	400		26
National Retail Properties Inc	4,400	151		PC Connection Inc	476		7
New Residential Investment Corp	9,961	67		Penske Automotive Group Inc	1,118		34
New York Mortgage Trust Inc	1,945	13		Pep Boys-Manny Moe & Jack/The (a)	1,612		19
NorthStar Realty Finance Corp	5,880	54		Red Robin Gourmet Burgers Inc (a)	96		5
One Liberty Properties Inc	602	13		Regis Corp	1,739		29
Parkway Properties Inc/Md	22,333	374		Rite Aid Corp (a)	355,709		1,018
Pebblebrook Hotel Trust	1,836	48		Roundy's Inc	926		8
Pennsylvania Real Estate Investment Trust	16,381	309		Ruby Tuesday Inc (a)	1,939		18
PennyMac Mortgage Investment Trust	1,797	38		Rush Enterprises Inc - Class A (a)	766		19
Potlatch Corp	16,800	679		Ruth's Hospitality Group Inc	24,000		290
RAIT Financial Trust	40,424	304		Saks Inc (a)	3,653		50
Ramco-Gershenson Properties Trust	8,011	124		Sears Hometown and Outlet Stores Inc (a)	164		7
Redwood Trust Inc	45,301	770		Sonic Automotive Inc	1,008		21
Resource Capital Corp	3,785	23		Sonic Corp (a)	591		9
Retail Opportunity Investments Corp	2,615	36		Stage Stores Inc	1,088		26
RLJ Lodging Trust	4,988	112		Stein Mart Inc	703		10
Rouse Properties Inc	674	13		Steinway Musical Instruments Inc (a)	368		11
Ryman Hospitality Properties	475	19		Trans World Entertainment Corp	805		4
Sabra Health Care REIT Inc	865	23		Tuesday Morning Corp (a)	15,489		160
Select Income REIT	528	15		West Marine Inc (a)	814		9
Sovran Self Storage Inc	136	9		World Fuel Services Corp	2,300		92
Spirit Realty Capital Inc	1,762	31					$5,539
STAG Industrial Inc	1,280	26
Summit Hotel Properties Inc	2,229	21		Savings & Loans - 1.48%
Sun Communities Inc	3,100	154		Astoria Financial Corp	2,659		29
				B of I Holding Inc (a)	1,800		83
Sunstone Hotel Investors Inc (a)	4,921	59
Terreno Realty Corp	1,036	19		BankFinancial Corp	2,500		21
UMH Properties Inc	691	7		Berkshire Hills Bancorp Inc	3,380		93
Urstadt Biddle Properties Inc	310	6		Brookline Bancorp Inc	2,426		21
Washington Real Estate Investment Trust	1,384	37		Capitol Federal Financial Inc	5,227		63
Western Asset Mortgage Capital Corp	759	13		Charter Financial Corp/MD	1,528		15
Winthrop Realty Trust	7,700	93		Clifton Savings Bancorp Inc	398		5
		$12,187		Dime Community Bancshares Inc	1,095		17
				ESB Financial Corp	667		8
Retail - 5.03%				EverBank Financial Corp	2,824		47
America's Car-Mart Inc/TX (a)	102	4		First Defiance Financial Corp	2,121		48
Asbury Automotive Group Inc (a)	170	7		First Financial Holdings Inc	5,893		125
Barnes & Noble Inc (a)	1,155	18		First Niagara Financial Group Inc	12,246		123
Biglari Holdings Inc (a)	37	15		First Pactrust Bancorp Inc	1,687		23
Bob Evans Farms Inc	892	42		Flagstar Bancorp Inc (a)	1,071		15

See accompanying notes

106

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans (continued)				Software (continued)
Flushing Financial Corp	4,776	$79		CSG Systems International Inc	7,145		$155
Fox Chase Bancorp Inc	667	11		Digi International Inc (a)	6,180		58
Heritage Financial Group Inc	2,500	37		Digital River Inc (a)	7,121		134
Hingham Institution for Savings	62	4		Ebix Inc	377		3
Home Bancorp Inc (a)	365	7		EPIQ Systems Inc	1,022		14
HomeStreet Inc	10,200	219		Guidewire Software Inc (a)	800		34
Investors Bancorp Inc	1,425	30		ManTech International Corp/VA	790		21
Kearny Financial Corp (a)	794	8		MedAssets Inc (a)	315		5
Meridian Interstate Bancorp Inc (a)	421	8		Omnicell Inc (a)	1,004		21
Meta Financial Group Inc	296	8		Progress Software Corp (a)	959		22
Northfield Bancorp Inc/NJ	8,167	96		Proofpoint Inc (a)	800		19
Northwest Bancshares Inc	2,870	39		Sapiens International Corp NV	725		4
OceanFirst Financial Corp	3,470	54		Seachange International Inc (a)	1,767		21
Oritani Financial Corp	1,097	17		SYNNEX Corp (a)	11,012		465
Pacific Premier Bancorp Inc (a)	833	10		Tableau Software Inc (a)	2,700		150
Provident Financial Holdings Inc	2,120	33					$1,417
Provident Financial Services Inc	7,397	117
Provident New York Bancorp	2,138	20		Storage & Warehousing - 0.05%
				Mobile Mini Inc (a)	1,161		38
Rockville Financial Inc	1,501	20		Wesco Aircraft Holdings Inc (a)	1,131		21
Territorial Bancorp Inc	589	13
Westfield Financial Inc	1,160	8					$59
WSFS Financial Corp	1,064	56		Telecommunications - 2.19%
		$1,630		ADTRAN Inc	635		16
				Anaren Inc (a)	646		15
Semiconductors - 3.20%				Anixter International Inc (a)	381		29
Aeroflex Holding Corp (a)	1,060	8
				ARRIS Group Inc (a)	1,828		27
Alpha & Omega Semiconductor Ltd (a)	3,120	24
				Aviat Networks Inc (a)	13,690		36
Amkor Technology Inc (a)	52,903	222
ATMI Inc (a)	1,042	25		Black Box Corp	573		14
				Cbeyond Inc (a)	1,361		11
Brooks Automation Inc	2,305	22		Ciena Corp (a)	809		16
Ceva Inc (a)	766	15
				Cincinnati Bell Inc (a)	4,279		13
Cirrus Logic Inc (a)	1,303	23
DSP Group Inc (a)	6,067	51		Comtech Telecommunications Corp	4,123		111
Emulex Corp (a)	3,014	20		Consolidated Communications Holdings Inc	5,700		99
				Cyan Inc (a)	7,100		74
Entegris Inc (a)	14,241	134
				DigitalGlobe Inc (a)	2,279		71
Entropic Communications Inc (a)	4,621	20
First Solar Inc (a)	23,600	1,056		EarthLink Inc	3,636		23
				Extreme Networks (a)	5,021		17
GSI Technology Inc (a)	1,107	7
				Finisar Corp (a)	3,169		54
GT Advanced Technologies Inc (a)	97,000	403
				Gigamon Inc (a)	2,900		80
Integrated Device Technology Inc (a)	3,228	26
				Globecomm Systems Inc (a)	1,277		16
Integrated Silicon Solution Inc (a)	22,364	245
				Gogo Inc (a)	5,100		71
Intermolecular Inc (a)	1,306	9
				Harmonic Inc (a)	20,925		133
International Rectifier Corp (a)	2,386	50
				Hawaiian Telcom Holdco Inc (a)	549		14
Intersil Corp	4,393	34
IXYS Corp	9,916	110		IDT Corp - Class B	7,661		143
				Iridium Communications Inc (a)	2,292		18
Lattice Semiconductor Corp (a)	3,584	18
				Netgear Inc (a)	1,334		41
LTX-Credence Corp (a)	34,300	205
Microsemi Corp (a)	714	16		Neutral Tandem Inc	2,037		11
				NII Holdings Inc (a)	5,265		35
MKS Instruments Inc	6,824	181		Numerex Corp (a)	755		8
Nanometrics Inc (a)	399	6
				Oplink Communications Inc (a)	3,119		54
OmniVision Technologies Inc (a)	1,815	34
				Orbcomm Inc (a)	1,956		9
Pericom Semiconductor Corp (a)	7,966	57
Photronics Inc (a)	10,561	85		Plantronics Inc	190		8
PMC - Sierra Inc (a)	13,941	89		Preformed Line Products Co	111		7
				Premiere Global Services Inc (a)	23,906		289
QLogic Corp (a)	3,083	29
				RF Micro Devices Inc (a)	1,914		10
Richardson Electronics Ltd/United States	683	8
Rudolph Technologies Inc (a)	4,487	50		Shenandoah Telecommunications Co	131		2
				Sonus Networks Inc (a)	5,918		18
Supertex Inc	552	13		Symmetricom Inc (a)	6,831		31
Tessera Technologies Inc	1,583	33		Telenav Inc (a)	21,638		113
TriQuint Semiconductor Inc (a)	4,503	31
Ultra Clean Holdings (a)	19,395	117		Tellabs Inc	182,503		361
Veeco Instruments Inc (a)	1,001	35		Tessco Technologies Inc	275		7
Volterra Semiconductor Corp (a)	1,245	18		USA Mobility Inc	9,285		126
				Vonage Holdings Corp (a)	65,684		186
		$3,529
							$2,417
Software - 1.29%
Accelrys Inc (a)	1,901	16		Textiles - 0.05%
Acxiom Corp (a)	1,917	43		Culp Inc	55		1
Aspen Technology Inc (a)	4,480	129		G&K Services Inc	649		31
Audience Inc (a)	5,119	68		UniFirst Corp/MA	230		21
Avid Technology Inc (a)	5,966	35					$53

See accompanying notes

107

Schedule of Investments
SmallCap Value Account I
June 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS		Maturity
Toys, Games & Hobbies - 0.02%			(continued)	Amount (000's)		Value (000's)
LeapFrog Enterprises Inc (a)	2,214	$22	Banks (continued)
			Investment in Joint Trading Account; Merrill $		361	$360
Transportation - 0.75%			Lynch Repurchase Agreement; 0.08%
Air Transport Services Group Inc (a)	2,822	19	dated 06/28/2013 maturing 07/01/2013
Arkansas Best Corp	882	20	(collateralized by US Government
Atlas Air Worldwide Holdings Inc (a)	803	35	Securities; $367,923; 0.00% - 0.25%; dated
Bristow Group Inc	1,256	82	07/05/13 - 04/15/16)
Era Group Inc (a)	702	18				$1,214
Gulfmark Offshore Inc	4,731	213	TOTAL REPURCHASE AGREEMENTS			$1,214
Heartland Express Inc	582	8	Total Investments			$103,852
Knightsbridge Tankers Ltd	2,575	20	Other Assets in Excess of Liabilities, Net - 5.75%			$6,339
Marten Transport Ltd	1,264	20	TOTAL NET ASSETS - 100.00%			$110,191
Nordic American Tankers Ltd	1,899	14
Pacer International Inc (a)	600	4
PHI Inc (a)	421	15	(a)	Non-Income Producing Security
Roadrunner Transportation Systems Inc (a)	482	14	(b) Security is Illiquid
Saia Inc (a)	1,700	51	(c)	Fair value of these investments is determined in good faith by the
Scorpio Tankers Inc	5,667	51	Manager under procedures established and periodically reviewed by the
Ship Finance International Ltd	1,710	25	Board of Directors. At the end of the period, the fair value of these
Swift Transportation Co (a)	8,400	139	securities totaled $0 or 0.00% of net assets.
Universal Truckload Services Inc (a)	1,800	43
Werner Enterprises Inc	1,003	24
YRC Worldwide Inc (a)	391	11		Portfolio Summary (unaudited)
		$826	Sector			Percent
			Financial			34 .86%
Trucking & Leasing - 0.42%			Industrial			12 .39%
AMERCO	2,500	405
Greenbrier Cos Inc (a)	856	21	Consumer, Cyclical			11 .55%
TAL International Group Inc	500	22	Consumer, Non-cyclical			10 .39%
Textainer Group Holdings Ltd	433	16	Technology			6 .31%
			Energy			5.50%
		$464	Utilities			5 .40%
Water- 0.20%			Communications			4.98%
American States Water Co	1,871	100	Basic Materials			2.83%
Artesian Resources Corp	1,200	27	Diversified			0 .04%
California Water Service Group	3,560	69	Other Assets in Excess of Liabilities, Net			5.75%
Consolidated Water Co Ltd	1,100	13	TOTAL NET ASSETS			100.00%
PICO Holdings Inc (a)	694	15
		$224
TOTAL COMMON STOCKS		$102,638
	Maturity
REPURCHASE AGREEMENTS - 1.10%	Amount (000's)	Value (000's)

Banks- 1.10%
Investment in Joint Trading Account; Credit	$244	$244
Suisse Repurchase Agreement; 0.09%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $248,778; 4.25% - 8.75%; dated
08/15/20 - 05/15/39)
Investment in Joint Trading Account; Deutsche	98	98
Bank Repurchase Agreement; 0.18% dated
06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $99,511; 0.50% - 4.38%; dated
01/09/15 - 08/08/19)
Investment in Joint Trading Account; JP	512	512
Morgan Repurchase Agreement; 0.10%
dated 06/28/2013 maturing 07/01/2013
(collateralized by US Government
Securities; $522,435; 0.00% - 10.35%;
dated 08/03/13 - 06/29/32)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; September 2013	Long	43	$4,225	$4,191		$(34)
Total						$(34)

Amounts in thousands except contracts

See accompanying notes

108

Glossary to the Schedules of Investments
June 30, 2013 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes

109

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2013	(c)	$12.89	$0.19	$0.05	$0.24	$–	$–	$–	$13.13
2012		11.12	0 .27	1.76	2 .03	( 0 .26)	–	( 0 .26)	12 .89
2011		12.54	0 .27	( 1 .67)	( 1 .40)	( 0 .02)	–	( 0 .02)	11 .12
2010		11.24	0 .17	1.31	1 .48	( 0 .18)	–	( 0 .18)	12 .54
2009		9.25	0 .18	2.28	2 .46	( 0 .47)	–	( 0 .47)	11 .24
2008		21.67	0 .31	( 8 .44)	( 8 .13)	( 0 .30)	(3.99)	( 4 .29)	9 .25
Class 2 shares
2013	(c)	12.96	0 .17	0.06	0 .23	–	–	–	13 .19
2012		11.18	0 .23	1.76	1 .99	( 0 .21)	–	( 0 .21)	12 .96
2011		12.63	0 .23	( 1 .66)	( 1 .43)	( 0 .02)	–	( 0 .02)	11 .18
2010		11.32	0 .14	1.32	1 .46	( 0 .15)	–	( 0 .15)	12 .63
2009		9.27	0 .15	2.29	2 .44	( 0 .39)	–	( 0 .39)	11 .32
2008		21.71	0 .31	( 8 .51)	( 8 .20)	( 0 .25)	(3.99)	( 4 .24)	9 .27
EQUITY INCOME ACCOUNT
Class 1 shares
2013	(c)	17.03	0 .28	1.84	2 .12	–	–	–	19 .15
2012		15.53	0 .54	1.47	2 .01	( 0 .51)	–	( 0 .51)	17 .03
2011		14.80	0 .50	0.30	0 .80	( 0 .07)	–	( 0 .07)	15 .53
2010		13.15	0 .45	1.66	2 .11	( 0 .46)	–	( 0 .46)	14 .80
2009		11.60	0 .39	1.84	2 .23	( 0 .68)	–	( 0 .68)	13 .15
2008		19.32	0 .44	( 6 .53)	( 6 .09)	( 0 .41)	(1.22)	( 1 .63)	11 .60
Class 2 shares
2013	(c)	16.92	0 .25	1.84	2 .09	–	–	–	19 .01
2012		15.43	0 .49	1.46	1 .95	( 0 .46)	–	( 0 .46)	16 .92
2011		14.74	0 .45	0.31	0 .76	( 0 .07)	–	( 0 .07)	15 .43
2010		13.10	0 .40	1.66	2 .06	( 0 .42)	–	( 0 .42)	14 .74
2009		11.50	0 .35	1.85	2 .20	( 0 .60)	–	( 0 .60)	13 .10
2008		19.17	0 .40	( 6 .49)	( 6 .09)	( 0 .36)	(1.22)	( 1 .58)	11 .50
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2013	(c)	10.87	0 .14	( 0 .30)	( 0 .16)	–	–	–	10 .71
2012		10.90	0 .33	0.09	0 .42	( 0 .45)	–	( 0 .45)	10 .87
2011		10.29	0 .36	0.28	0 .64	( 0 .02)	(0.01)	( 0 .03)	10 .90
2010		10.07	0 .38	0.20	0 .58	( 0 .36)	–	( 0 .36)	10 .29
2009		10.28	0 .43	0.22	0 .65	( 0 .86)	–	( 0 .86)	10 .07
2008		10.49	0 .48	( 0 .01)	0 .47	( 0 .68)	–	( 0 .68)	10 .28
Class 2 shares
2013	(c)	10.88	0 .13	( 0 .30)	( 0 .17)	–	–	–	10 .71
2012		10.90	0 .30	0.10	0 .40	( 0 .42)	–	( 0 .42)	10 .88
2011		10.32	0 .34	0.27	0 .61	( 0 .02)	(0.01)	( 0 .03)	10 .90
2010		10.09	0 .36	0.21	0 .57	( 0 .34)	–	( 0 .34)	10 .32
2009		10.26	0 .41	0.21	0 .62	( 0 .79)	–	( 0 .79)	10 .09
2008		10.47	0 .45	( 0 .01)	0 .44	( 0 .65)	–	( 0 .65)	10 .26

See accompanying notes.

110

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

1.86	%(d)	$459,926	0.86	%(e)	2.79	%(e)	80.2	%(e)
18.44		464,751	0.87		2 .23		76 .0
(11.17)		428,532	0.89		2 .17		68 .5
13.18		532,545	0.89		1 .47		110.0	(f)
27.30		364,176	0.91		1 .85		105 .5
(46.22)		286,421	0.92	(g)	2 .07		100 .4

1.77	(d)	1,392	1.11	(e)	2 .56	(e)	80.2	(e)
18.01		1,643	1.12		1 .95		76 .0
(11.36)		1,952	1.14		1 .91		68 .5
12.91		2,466	1.14		1 .27		110.0	(f)
26.84		2,427	1.16		1 .59		105 .5
(46.37)		2,338	1.17	(g)	1 .91		100 .4

12.45	(d)	605,890	0.49	(e)	2 .97	(e)	17.7	(e)
13.01		578,099	0.49		3 .26		20 .8
5.44		624,366	0.48		3 .28		19 .9
16.18		538,727	0.51		3 .25		23 .2
20.00		392,951	0.54		3 .33		44 .0
(33.94)		304,321	0.51	(g)	2 .86		86 .8

12.35	(d)	24,056	0.74	(e)	2 .72	(e)	17.7	(e)
12.72		22,844	0.74		3 .01		20 .8
5.17		25,498	0.73		3 .00		19 .9
15.88		29,323	0.76		2 .97		23 .2
19.76		30,836	0.79		3 .08		44 .0
(34.12)		34,738	0.76	(g)	2 .57		86 .8

(1.47	) (d)	405,499	0.51	(e)	2 .57	(e)	48.1	(e)
3.91		432,172	0.51		2 .98		41 .4
6.23		453,864	0.51		3 .42		83 .8
5.85		489,048	0.50		3 .64		79.1	(h)
6.47		233,789	0.50		4 .18		22 .4
4.68		152,711	0.51	(g)	4 .63		9 .9

(1.56	) (d)	1,058	0.76	(e)	2 .32	(e)	48.1	(e)
3.70		1,143	0.76		2 .73		41 .4
5.90		1,215	0.76		3 .17		83 .8
5.65		1,457	0.75		3 .45		79.1	(h)
6.21		1,675	0.75		3 .99		22 .4
4.41		2,085	0.76	(g)	4 .38		9 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(g)	Reflects Manager's contractual expense limit.
(h)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INCOME ACCOUNT
Class 1 shares
2013	(c)	$11.22	$0.23	($0 .40)	($0 .17)	$–	$–	$–	$11.05
2012		10.71	0 .53	0 .48	1 .01	( 0 .50)	–	( 0 .50)	11 .22
2011		10.12	0 .56	0 .07	0 .63	( 0 .04)	–	( 0 .04)	10 .71
2010		9.97	0 .60	0 .25	0 .85	( 0 .70)	–	( 0 .70)	10 .12
2009		9.36	0 .62	1 .03	1 .65	( 1 .03)	(0.01)	( 1 .04)	9 .97
2008		10.46	0 .59	( 0 .93)	( 0 .34)	( 0 .75)	(0.01)	( 0 .76)	9 .36
Class 2 shares
2013	(c)	11.17	0 .22	( 0 .40)	( 0 .18)	–	–	–	10 .99
2012		10.66	0 .50	0 .47	0 .97	( 0 .46)	–	( 0 .46)	11 .17
2011		10.09	0 .53	0 .08	0 .61	( 0 .04)	–	( 0 .04)	10 .66
2010		9.95	0 .58	0 .23	0 .81	( 0 .67)	–	( 0 .67)	10 .09
2009		9.30	0 .59	1 .04	1 .63	( 0 .97)	(0.01)	( 0 .98)	9 .95
2008		10.40	0 .56	( 0 .92)	( 0 .36)	( 0 .73)	(0.01)	( 0 .74)	9 .30
LARGECAP BLEND ACCOUNT II
Class 1 shares
2013	(c)	7.79	0 .05	0 .97	1 .02	–	–	–	8.81
2012		6.85	0 .11	0 .93	1 .04	( 0 .10)	–	( 0 .10)	7 .79
2011		6.86	0 .08	( 0 .09)	( 0 .01)	–	–	–	6.85
2010		6.21	0 .07	0 .74	0 .81	( 0 .16)	–	( 0 .16)	6 .86
2009		4.88	0 .08	1 .35	1 .43	( 0 .10)	–	( 0 .10)	6 .21
2008		12.59	0 .10	( 3 .07)	( 2 .97)	( 0 .15)	(4.59)	( 4 .74)	4 .88
Class 2 shares
2013	(c)	7.82	0 .04	0 .98	1 .02	–	–	–	8.84
2012		6.88	0 .09	0 .93	1 .02	( 0 .08)	–	( 0 .08)	7 .82
2011		6.91	0 .07	( 0 .10)	( 0 .03)	–	–	–	6.88
2010		6.24	0 .06	0 .74	0 .80	( 0 .13)	–	( 0 .13)	6 .91
2009		4.89	0 .07	1 .35	1 .42	( 0 .07)	–	( 0 .07)	6 .24
2008		12.59	0 .08	( 3 .07)	( 2 .99)	( 0 .12)	(4.59)	( 4 .71)	4 .89
LARGECAP GROWTH ACCOUNT
Class 1 shares
2013	(c)	16.87	0 .04	2 .01	2 .05	–	–	–	18 .92
2012		14.48	0 .12	2 .32	2 .44	( 0 .05)	–	( 0 .05)	16 .87
2011		15.12	0 .05	( 0 .69)	( 0 .64)	–	–	–	14 .48
2010		12.78	0 .01	2 .34	2 .35	( 0 .01)	–	( 0 .01)	15 .12
2009		10.14	–	2 .72	2 .72	( 0 .08)	–	( 0 .08)	12 .78
2008		17.92	0 .07	( 7 .78)	( 7 .71)	( 0 .07)	–	( 0 .07)	10 .14
Class 2 shares
2013	(c)	16.83	0 .02	1 .99	2 .01	–	–	–	18 .84
2012		14.43	0 .08	2 .32	2 .40	–	–	–	16 .83
2011		15.11	0 .01	( 0 .69)	( 0 .68)	–	–	–	14 .43
2010		12.80	( 0 .03)	2 .34	2 .31	–	–	–	15 .11
2009		10.13	( 0 .03)	2 .74	2 .71	( 0 .04)	–	( 0 .04)	12 .80
2008		17.90	0 .04	( 7 .78)	( 7 .74)	( 0 .03)	–	( 0 .03)	10 .13

See accompanying notes.

112

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(1 .52)%	(d)	$276,793	0.51	%(e)	4.12	%(e)	19.5	%(e)
9.57		292,756	0.51		4 .78		14.7
6.25		239,939	0.50		5 .36		17.8
8.65		225,114	0.50		5 .81		17.0
18.37		196,424	0.51		6 .33		23.6
(3.47)		120,854	0.51	(f)	5 .93		13.9

(1.61	) (d)	3,599	0.76	(e)	3 .87	(e)	19.5	(e)
9.28		3,875	0.76		4 .55		14.7
6.05		4,360	0.75		5 .11		17.8
8.26		5,135	0.75		5 .58		17.0
18.17		6,260	0.76		6 .11		23.6
(3.75)		7,912	0.76	(f)	5 .66		13.9

13.09	(d)	158,094	0.75 (e)	,(f)	1 .21	(e)	48.1	(e)
15.20		154,221	0.76	(f)	1 .41		51.5
(0.12)		161,200	0.75	(f)	1 .21		42.5
13.25		182,047	0.75	(f)	1 .15		34.7
29.67		183,485	0.75	(f)	1 .51		79.0
(36.41)		159,837	0.77	(f)	1 .30		62.7

13.04	(d)	933	1.00 (e)	,(f)	0 .96	(e)	48.1	(e)
14.84		837	1.01	(f)	1 .17		51.5
(0.42)		739	1.00	(f)	0 .96		42.5
12.97		850	1.00	(f)	0 .90		34.7
29.28		832	1.00	(f)	1 .27		79.0
(36.50)		875	1.02	(f)	1 .00		62.7

12.15	(d)	237,851	0.69	(e)	0 .42	(e)	56.6	(e)
16.85		210,351	0.69		0 .73		62.6
(4.23)		181,559	0.69		0 .31		56.6
18.38		207,114	0.69		0 .04		61.1
27.01		241,670	0.69		0 .01		89.5
(43.16)		173,642	0.69	(f)	0 .50		87.6

12.01	(d)	641	0.94	(e)	0 .17	(e)	56.6	(e)
16.56	(g)	604	0.94		0 .47		62.6
(4.50)		561	0.94		0 .05		56.6
18.05		691	0.94		(0 .20)		61.1
26.80		635	0.94		(0 .24)		89.5
(43.30)		538	0.94	(f)	0 .24		87.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

113

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP ACCOUNT(c)
Class 1 shares
2013	(d)	$47.20	$0.20	$6.60	$6.80	$–	$–	$–	$54.00
2012		40.51	0 .46	7 .35	7 .81	( 0 .40)	(0.72)	( 1 .12)	47 .20
2011		37.83	0 .23	2 .92	3 .15	–	(0.47)	( 0 .47)	40 .51
2010		31.25	0 .46	7 .00	7 .46	( 0 .88)	–	( 0 .88)	37 .83
2009		24.93	0 .21	7 .83	8 .04	( 0 .24)	(1.48)	( 1 .72)	31 .25
2008		42.05	0 .18	( 12 .82)	( 12 .64)	( 0 .23)	(4.25)	( 4 .48)	24 .93
Class 2 shares
2013	(d)	47.06	0 .13	6 .58	6 .71	–	–	–	53 .77
2012		40.39	0 .35	7 .33	7 .68	( 0 .29)	(0.72)	( 1 .01)	47 .06
2011		37.82	0 .13	2 .91	3 .04	–	(0.47)	( 0 .47)	40 .39
2010		31.23	0 .35	7 .03	7 .38	( 0 .79)	–	( 0 .79)	37 .82
2009	(g)	28.70	0 .14	2 .39	2 .53	–	–	–	31 .23
MONEY MARKET ACCOUNT
Class 1 shares
2013	(d)	1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0 .03	–	0 .03	( 0 .03)	–	( 0 .03)	1 .00
Class 2 shares
2013	(d)	1.00	–	–	–	–	–	–	1.00
2012		1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0 .02	–	0 .02	( 0 .02)	–	( 0 .02)	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2013	(d)	23.75	0 .16	3 .10	3 .26	–	–	–	27 .01
2012		21.36	0 .35	2 .58	2 .93	( 0 .26)	(0.28)	( 0 .54)	23 .75
2011		21.47	0 .24	( 0 .21)	0 .03	–	(0.14)	( 0 .14)	21 .36
2010		19.23	0 .35	2 .59	2 .94	( 0 .32)	(0.38)	( 0 .70)	21 .47
2009		15.05	0 .17	4 .28	4 .45	( 0 .27)	–	( 0 .27)	19 .23
2008		25.13	0 .15	( 7 .79)	( 7 .64)	( 0 .24)	(2.20)	( 2 .44)	15 .05
Class 2 shares
2013	(d)	23.62	0 .13	3 .07	3 .20	–	–	–	26 .82
2012		21.23	0 .29	2 .58	2 .87	( 0 .20)	(0.28)	( 0 .48)	23 .62
2011		21.40	0 .18	( 0 .21)	( 0 .03)	–	(0.14)	( 0 .14)	21 .23
2010		19.17	0 .31	2 .57	2 .88	( 0 .27)	(0.38)	( 0 .65)	21 .40
2009		14.94	0 .12	4 .27	4 .39	( 0 .16)	–	( 0 .16)	19 .17
2008		24.97	0 .10	( 7 .75)	( 7 .65)	( 0 .18)	(2.20)	( 2 .38)	14 .94

See accompanying notes.

114

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14.41%	(e)	$611,508	0.53%	(f)	– %		0.76%	(f)	15.6%	(f)
19.44		560,842	0.55		–		1.03		21.5
8.29		531,255	0.55		–		0.57		28.9
24.10		551,589	0.57		–		1.37		20.9
33.76		379,151	0.61		–		0.79		25.4
(33.92)		269,185	0.58		–		0.50		19.6

14 .26	(e)	13,280	0 .78	(f)	–		0.52	(f)	15.6	(f)
19.16		12,179	0.80		–		0.79		21.5
8.00		11,226	0.80		–		0.32		28.9
23.83		11,327	0.82		–		1.05		20.9
8 .82	(e)	10,010	0 .83	(f)	–		1.43	(f)	25.4	(f)

0.00	(e)	296,480	0.21	(f)	0.46 (f)	,(h)	0.00	(f)	N/A
0.00		303,903	0.27		0.46	(h)	0.00		N/A
0.00		322,844	0.26		0.45	(h)	0.00		N/A
0.00		314,976	0.32		0.45	(h)	0.00		N/A
0.22		381,238	0.42		0.45	(h)	0.24		N/A
2.58		455,594	0.45	(i)	–		2.47		N/A

0.00	(e)	1,014	0.21	(f)	0.71 (f)	,(h)	0.00	(f)	N/A
0.00		1,253	0.27		0.71	(h)	0.00		N/A
0.00		1,777	0.26		0.70	(h)	0.00		N/A
0.00		2,478	0.32		0.70	(h)	0.00		N/A
0.18		4,229	0.49		0.70	(h)	0.27		N/A
2 .33		15,013	0 .70	(i)	–		2.13		N/A

13.73	(e)	154,559	0.64	(f)	–		1.23	(f)	6 .0	(f)
13.83		145,393	0.64		–		1.51		6.2
0.13		142,828	0.64		–		1.09		10.3
15.40		151,592	0.64		–		1.78		13.7
29.82		94,039	0.64		–		1.02		23.6
(33.37)		65,187	0.64	(i)	–		0.76		14.6

13 .55	(e)	5,638	0 .89	(f)	–		0.98	(f)	6 .0	(f)
13.57		5,238	0.89		–		1.26		6.2
(0.15)		5,472	0.89		–		0.83		10.3
15.11		6,822	0.89		–		1.57		13.7
29.54		7,139	0.89		–		0.76		23.6
(33 .56)		6,970	0 .89	(i)	–		0.49		14.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.
(d)	Six months ended June 30, 2013
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(h)	Excludes expense reimbursement from Manager and/or Distributor.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

115

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2013	(c)	$16.63	$0.18	$0.83	$1.01	$–	$–	$–	$17.64
2012		14.39	0 .21	2 .26	2 .47	( 0 .23)	–	( 0 .23)	16 .63
2011		13.21	0 .10	1 .08	1 .18	–	–	–	14 .39
2010		10.83	0 .26	2 .49	2 .75	( 0 .37)	–	( 0 .37)	13 .21
2009		8.75	0 .25	2 .19	2 .44	( 0 .36)	–	( 0 .36)	10 .83
2008		19.06	0 .25	( 4 .11)	( 3 .86)	( 0 .41)	(6.04)	( 6 .45)	8 .75
Class 2 shares
2013	(c)	16.72	0 .16	0 .83	0 .99	–	–	–	17 .71
2012		14.46	0 .17	2 .26	2 .43	( 0 .17)	–	( 0 .17)	16 .72
2011		13.30	0 .06	1 .10	1 .16	–	–	–	14 .46
2010		10.91	0 .23	2 .50	2 .73	( 0 .34)	–	( 0 .34)	13 .30
2009		8.76	0 .22	2 .22	2 .44	( 0 .29)	–	( 0 .29)	10 .91
2008		19.06	0 .20	( 4 .10)	( 3 .90)	( 0 .36)	(6.04)	( 6 .40)	8 .76
SAM BALANCED PORTFOLIO
Class 1 shares
2013	(c)	16.33	0 .01	1 .02	1 .03	–	–	–	17 .36
2012		14.76	0 .41	1 .46	1 .87	( 0 .11)	(0.19)	( 0 .30)	16 .33
2011		15.02	0 .10	0 .06	0 .16	( 0 .42)	–	( 0 .42)	14 .76
2010		13.73	0 .42	1 .38	1 .80	( 0 .51)	–	( 0 .51)	15 .02
2009		11.95	0 .64	2 .05	2 .69	( 0 .52)	(0.39)	( 0 .91)	13 .73
2008		19.17	0 .62	( 4 .93)	( 4 .31)	( 0 .71)	(2.20)	( 2 .91)	11 .95
Class 2 shares
2013	(c)	16.22	( 0 .01)	1 .01	1 .00	–	–	–	17 .22
2012		14.66	0 .36	1 .46	1 .82	( 0 .07)	(0.19)	( 0 .26)	16 .22
2011		14.92	0 .06	0 .06	0 .12	( 0 .38)	–	( 0 .38)	14 .66
2010		13.64	0 .36	1 .40	1 .76	( 0 .48)	–	( 0 .48)	14 .92
2009		11.85	0 .56	2 .09	2 .65	( 0 .47)	(0.39)	( 0 .86)	13 .64
2008		19.04	0 .64	( 4 .97)	( 4 .33)	( 0 .66)	(2.20)	( 2 .86)	11 .85
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2013	(c)	12.49	0 .01	0 .44	0 .45	–	–	–	12 .94
2012		11.47	0 .37	0 .90	1 .27	( 0 .10)	(0.15)	( 0 .25)	12 .49
2011		11.68	0 .10	0 .17	0 .27	( 0 .37)	(0.11)	( 0 .48)	11 .47
2010		10.94	0 .40	0 .84	1 .24	( 0 .50)	–	( 0 .50)	11 .68
2009		9.49	0 .65	1 .29	1 .94	( 0 .34)	(0.15)	( 0 .49)	10 .94
2008		13.07	0 .50	( 2 .77)	( 2 .27)	( 0 .47)	(0.84)	( 1 .31)	9 .49
Class 2 shares
2013	(c)	12.39	–	0.44	0.44	–	–	–	12 .83
2012		11.38	0 .33	0 .90	1 .23	( 0 .07)	(0.15)	( 0 .22)	12 .39
2011		11.60	0 .07	0 .17	0 .24	( 0 .35)	(0.11)	( 0 .46)	11 .38
2010		10.85	0 .35	0 .88	1 .23	( 0 .48)	–	( 0 .48)	11 .60
2009		9.41	0 .56	1 .33	1 .89	( 0 .30)	(0.15)	( 0 .45)	10 .85
2008		12.97	0 .57	( 2 .85)	( 2 .28)	( 0 .44)	(0.84)	( 1 .28)	9 .41

See accompanying notes.

116

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.07% (d)	$139,007	0.89%	(e)	2.09%	(e)	35.1%	(e)
17.17	133,069	0.90		1 .33		44 .1
8.93	140,316	0.90		0 .71		22 .4
25.70	140,922	0.89		2 .16		48 .0
28.92	160,251	0.90		2 .96		59 .9
(32.86)	127,836	0 .89	(f)	1 .77		47 .2

5.92 (d)	264	1.14	(e)	1 .83	(e)	35.1	(e)
16.86	257	1.15		1 .08		44 .1
8.72	287	1.15		0 .42		22 .4
25.29	442	1.14		1 .92		48 .0
28.69	484	1.15		2 .68		59 .9
(33.01)	568	1 .14	(f)	1 .35		47 .2

6.31 (d)	882,359	0.23 (e)	,(g)	0 .13	(e)	11.5	(e)
12.75	812,380	0.23	(g)	2 .60		9 .1
0.99	781,873	0.23	(g)	0 .68		14 .2
13.61	828,276	0.24	(g)	2 .97		36 .3
23.84	728,979	0.25	(g)	5 .19		3 .2
(26.18)	387,339	0.25 (f)	,(g)	4 .04		39 .1

6.17 (d)	96,648	0.48 (e)	,(g)	(0 .12	) (e)	11.5	(e)
12.47	95,208	0.48	(g)	2 .32		9 .1
0.73	94,487	0.48	(g)	0 .43		14 .2
13.34	107,086	0.49	(g)	2 .59		36 .3
23.63	110,253	0.50	(g)	4 .62		3 .2
(26.42)	113,639	0.50 (f)	,(g)	4 .09		39 .1

3.60 (d)	205,043	0.23 (e)	,(g)	0 .20	(e)	9 .1	(e)
11.19	190,310	0.24	(g)	3 .07		15 .7
2.29	177,476	0.24	(g)	0 .86		20 .8
11.84	178,249	0.24	(g)	3 .56		34 .4
21.15	154,208	0.25	(g)	6 .53		9 .1
(19 .21)	74,246	0 .26 (f)	,(g)	4 .51		46 .1

3.55 (d)	15,380	0.48 (e)	,(g)	(0 .05	) (e)	9 .1	(e)
10.91	15,911	0.49	(g)	2 .73		15 .7
1.97	15,465	0.49	(g)	0 .60		20 .8
11.73	15,761	0.49	(g)	3 .18		34 .4
20.72	15,895	0.50	(g)	5 .77		9 .1
(19 .41)	17,277	0 .51 (f)	,(g)	4 .95		46 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

117

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2013	(c)	$17.04	$–	$1.44	$1.44	$–	$–	$–	$18.48
2012		14.99	0 .33	1 .79	2 .12	( 0 .07)	–	( 0 .07)	17 .04
2011		15.36	0 .07	( 0 .13)	( 0 .06)	( 0 .31)	–	( 0 .31)	14 .99
2010		13.80	0 .31	1 .72	2 .03	( 0 .47)	–	( 0 .47)	15 .36
2009		12.34	0 .47	2 .43	2 .90	( 0 .68)	(0.76)	( 1 .44)	13 .80
2008		21.18	0 .57	( 6 .78)	( 6 .21)	( 0 .72)	(1.91)	( 2 .63)	12 .34
Class 2 shares
2013	(c)	16.89	( 0 .03)	1 .44	1 .41	–	–	–	18 .30
2012		14.87	0 .28	1 .77	2 .05	( 0 .03)	–	( 0 .03)	16 .89
2011		15.23	0 .03	( 0 .11)	( 0 .08)	( 0 .28)	–	( 0 .28)	14 .87
2010		13.69	0 .27	1 .71	1 .98	( 0 .44)	–	( 0 .44)	15 .23
2009		12.24	0 .43	2 .41	2 .84	( 0 .63)	(0.76)	( 1 .39)	13 .69
2008		21.03	0 .57	( 6 .78)	( 6 .21)	( 0 .67)	(1.91)	( 2 .58)	12 .24
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2013	(c)	13.38	0 .04	0 .25	0 .29	–	–	–	13 .67
2012		12.42	0 .48	0 .83	1 .31	( 0 .15)	(0.20)	( 0 .35)	13 .38
2011		12.50	0 .15	0 .28	0 .43	( 0 .49)	(0.02)	( 0 .51)	12 .42
2010		11.95	0 .51	0 .69	1 .20	( 0 .65)	–	( 0 .65)	12 .50
2009		10.58	0 .82	1 .21	2 .03	( 0 .55)	(0.11)	( 0 .66)	11 .95
2008		14.36	0 .56	( 2 .25)	( 1 .69)	( 0 .90)	(1.19)	( 2 .09)	10 .58
Class 2 shares
2013	(c)	13.29	0 .02	0 .25	0 .27	–	–	–	13 .56
2012		12.34	0 .44	0 .83	1 .27	( 0 .12)	(0.20)	( 0 .32)	13 .29
2011		12.42	0 .12	0 .28	0 .40	( 0 .46)	(0.02)	( 0 .48)	12 .34
2010		11.87	0 .45	0 .72	1 .17	( 0 .62)	–	( 0 .62)	12 .42
2009		10.49	0 .72	1 .27	1 .99	( 0 .50)	(0.11)	( 0 .61)	11 .87
2008		14.26	0 .66	( 2 .38)	( 1 .72)	( 0 .86)	(1.19)	( 2 .05)	10 .49
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2013	(c)	18.74	( 0 .01)	1 .90	1 .89	–	–	–	20 .63
2012		16.26	0 .29	2 .23	2 .52	( 0 .04)	–	( 0 .04)	18 .74
2011		16.82	0 .04	( 0 .34)	( 0 .30)	( 0 .26)	–	( 0 .26)	16 .26
2010		14.83	0 .28	2 .09	2 .37	( 0 .38)	–	( 0 .38)	16 .82
2009		12.28	0 .42	2 .82	3 .24	( 0 .50)	(0.19)	( 0 .69)	14 .83
2008		23.91	0 .44	( 7 .99)	( 7 .55)	( 0 .76)	(3.32)	( 4 .08)	12 .28
Class 2 shares
2013	(c)	18.61	( 0 .03)	1 .87	1 .84	–	–	–	20 .45
2012		16.15	0 .24	2 .22	2 .46	–	–	–	18 .61
2011		16.71	–	( 0 .34)	( 0 .34)	( 0 .22)	–	( 0 .22)	16 .15
2010		14.73	0 .23	2 .10	2 .33	( 0 .35)	–	( 0 .35)	16 .71
2009		12.20	0 .37	2 .80	3 .17	( 0 .45)	(0.19)	( 0 .64)	14 .73
2008		23.77	0 .50	( 8 .04)	( 7 .54)	( 0 .71)	(3.32)	( 4 .03)	12 .20

See accompanying notes.

118

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

8.45% (d)	$156,006	0.23%(e),(f)		(0.04)%	(e)	5.6%	(e)
14.18	143,547	0 .24	(f)	2 .00		12.5
(0.45)	132,387	0 .24	(f)	0 .45		24.2
15.22	140,207	0 .24	(f)	2 .21		42.2
25.70	128,572	0 .25	(f)	3 .82		12.0
(33 .11)	103,553	0 .25 (f)	,(g)	3 .34		24 .4

8 .35 (d)	90,147	0 .48 (e)	,(f)	(0 .29	) (e)	5 .6	(e)
13.81	84,306	0 .49	(f)	1 .76		12.5
(0.63)	78,247	0 .49	(f)	0 .20		24.2
14.92	84,941	0 .49	(f)	1 .92		42.2
25.35	81,513	0 .50	(f)	3 .55		12.0
(33 .30)	70,419	0 .50 (f)	,(g)	3 .38		24 .4

2.17 (d)	217,691	0.23 (e)	,(f)	0 .59	(e)	11.6	(e)
10.64	215,628	0 .24	(f)	3 .69		11.7
3.39	187,458	0 .24	(f)	1 .22		20.6
10.51	183,764	0 .24	(f)	4 .22		31.5
19.95	156,696	0 .25	(f)	7 .39		20.1
(13 .76)	98,000	0 .25 (f)	,(g)	4 .50		53 .9

2.03 (d)	19,603	0.48 (e)	,(f)	0 .34	(e)	11.6	(e)
10.34	19,667	0 .49	(f)	3 .41		11.7
3.13	18,382	0 .49	(f)	0 .96		20.6
10.26	20,147	0 .49	(f)	3 .70		31.5
19.63	22,043	0 .50	(f)	6 .58		20.1
(14 .02)	26,751	0 .50 (f)	,(g)	5 .27		53 .9

10 .09 (d)	101,648	0 .23 (e)	,(f)	(0 .09	) (e)	6 .2	(e)
15.52	90,348	0 .24	(f)	1 .61		13.9
(1.90)	83,738	0 .24	(f)	0 .25		23.3
16.40	81,821	0 .24	(f)	1 .82		51.7
27.45	66,315	0 .25	(f)	3 .25		8 .1
(37 .42)	44,945	0 .25 (f)	,(g)	2 .36		31 .8

9 .89 (d)	77,477	0 .48 (e)	,(f)	(0 .34	) (e)	6 .2	(e)
15.23	71,997	0 .49	(f)	1 .36		13.9
(2.12)	64,907	0 .49	(f)	(0 .01)		23.3
16.18	69,749	0 .49	(f)	1 .53		51.7
27.04	61,006	0 .50	(f)	2 .92		8 .1
(37 .56)	48,224	0 .50 (f)	,(g)	2 .81		31 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

119

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2013	(c)	$2.61	$0.02	($0.01)	$0.01	$–	$–	$–	$2.62
2012		2.54	0.05	0 .08	0 .13	( 0 .06)	–	( 0 .06)	2 .61
2011		2.51	0.06	(0.03)	0 .03	–	–	–	2.54
2010		2.46	0.06	0 .04	0 .10	( 0 .05)	–	( 0 .05)	2 .51
2009		2.41	0.09	0 .14	0 .23	( 0 .18)	–	( 0 .18)	2 .46
2008		2.50	0.10	(0.11)	( 0 .01)	( 0 .08)	–	( 0 .08)	2 .41
Class 2 shares
2013	(c)	2.60	0.02	(0.02)	–	–	–	–	2.60
2012		2.53	0.04	0 .08	0 .12	( 0 .05)	–	( 0 .05)	2 .60
2011		2.51	0.05	(0.03)	0 .02	–	–	–	2.53
2010		2.45	0.06	0 .05	0 .11	( 0 .05)	–	( 0 .05)	2 .51
2009		2.39	0.08	0 .15	0 .23	( 0 .17)	–	( 0 .17)	2 .45
2008		2.49	0.09	(0.12)	( 0 .03)	( 0 .07)	–	( 0 .07)	2 .39
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2013	(c)	12.42	(0.04)	2 .42	2 .38	–	–	–	14 .80
2012		10.68	(0.06)	1 .80	1 .74	–	–	–	12 .42
2011		11.17	(0.08)	(0.41)	( 0 .49)	–	–	–	10 .68
2010		8.80	(0.05)	2 .42	2 .37	–	–	–	11 .17
2009		6.68	(0.05)	2 .17	2 .12	–	–	–	8.80
2008		11.35	(0.06)	(4.61)	( 4 .67)	–	–	–	6.68
Class 2 shares
2013	(c)	12.24	(0.06)	2 .38	2 .32	–	–	–	14 .56
2012		10.54	(0.09)	1 .79	1 .70	–	–	–	12 .24
2011		11.06	(0.11)	(0.41)	( 0 .52)	–	–	–	10 .54
2010		8.73	(0.08)	2 .41	2 .33	–	–	–	11 .06
2009		6.65	(0.07)	2 .15	2 .08	–	–	–	8.73
2008		11.32	(0.08)	(4.59)	( 4 .67)	–	–	–	6.65
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2013	(c)	15.72	0.08	2 .63	2 .71	–	–	–	18 .43
2012		13.02	0.17	2 .65	2 .82	( 0 .12)	–	( 0 .12)	15 .72
2011		13.52	0.09	(0.58)	( 0 .49)	( 0 .01)	–	( 0 .01)	13 .02
2010		10.81	0.08	2 .73	2 .81	( 0 .10)	–	( 0 .10)	13 .52
2009		9.51	0.09	1 .42	1 .51	( 0 .21)	–	( 0 .21)	10 .81
2008		15.69	0.14	(4.60)	( 4 .46)	( 0 .13)	(1.59)	( 1 .72)	9 .51
Class 2 shares
2013	(c)	15.67	0.06	2 .62	2 .68	–	–	–	18 .35
2012		12.99	0.13	2 .64	2 .77	( 0 .09)	–	( 0 .09)	15 .67
2011		13.52	0.05	(0.58)	( 0 .53)	–	–	–	12 .99
2010		10.82	0.06	2 .73	2 .79	( 0 .09)	–	( 0 .09)	13 .52
2009		9.51	0.07	1 .42	1 .49	( 0 .18)	–	( 0 .18)	10 .82
2008		15.68	0.10	(4.57)	( 4 .47)	( 0 .11)	(1.59)	( 1 .70)	9 .51

See accompanying notes.

120

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.38% (d)	$261,745	0.49%(e),(f)		1.66% (e)	63.1%	(e)
5.00	262,427	0 .49	(f)	1 .95	59.1
1.37	228,351	0 .49	(f)	2 .35	55.1
4.20	224,344	0 .50	(f)	2 .49	85.4	(g)
9.94	74,934	0 .51		3 .55	24.6
(0.57)	37,975	0 .52	(f)	4 .05	40.1

0.00 (d)	1,215	0.74 (e)	,(f)	1 .41 (e)	63.1	(e)
4.67	1,269	0 .74	(f)	1 .72	59.1
0.95	1,516	0 .74	(f)	2 .11	55.1
4.37	1,901	0 .75	(f)	2 .45	85.4	(g)
9.81	1,887	0 .76		3 .36	24.6
(1.23)	1,662	0 .77	(f)	3 .81	40.1

19.16 (d)	54,776	0.94 (e)	,(f)	(0 .63) (e)	75.3	(e)
16.29	49,224	1 .06	(f)	(0 .53)	77.5
(4.39)	47,596	1 .04	(f)	(0 .75)	94.3
26.93	56,856	1 .03	(f)	(0 .59)	82.2
31.74	77,315	1 .02	(f)	(0 .68)	134.6
(41.15)	59,137	1 .05	(f)	(0 .65)	83.8

18.95 (d)	3,313	1.19 (e)	,(f)	(0 .88) (e)	75.3	(e)
16.13	2,864	1 .31	(f)	(0 .78)	77.5
(4.70)	2,653	1 .29	(f)	(0 .99)	94.3
26.69	3,015	1 .28	(f)	(0 .82)	82.2
31.28	2,529	1 .27	(f)	(0 .93)	134.6
(41.25)	2,102	1 .30	(f)	(0 .90)	83.8

17.24 (d)	110,090	0.99 (e)	,(f)	0 .93 (e)	62.3	(e)
21.73	101,259	0 .99	(f)	1 .19	43.2
(3.66)	100,321	0 .99	(f)	0 .70	72.2
26.06	114,144	0 .99	(f)	0 .70	63.8
16.20	133,755	1 .00	(f)	0 .99	75.9
(31.82)	116,467	1 .01	(f)	1 .07	56.1

17.10 (d)	101	1.24 (e)	,(f)	0 .70 (e)	62.3	(e)
21.40	85	1 .24	(f)	0 .92	43.2
(3.89)	94	1 .24	(f)	0 .37	72.2
25.81	169	1 .24	(f)	0 .52	63.8
15.88	104	1 .25	(f)	0 .74	75.9
(31.89)	101	1 .26	(f)	0 .78	56.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2013
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

121

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2013 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$1,018.62	$4.30	0.86%
Hypothetical	1,000.00	1,020.53	4.31	0.86

Diversified International Account Class 2
Actual	1,000.00	1,017.75	5.55	1.11
Hypothetical	1,000.00	1,019.29	5.56	1.11

Equity Income Account Class 1
Actual	1,000.00	1,124.49	2.58	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Equity Income Account Class 2
Actual	1,000.00	1,123.52	3.90	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	985.28	2.51	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	984.38	3.74	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

Income Account Class 1
Actual	1,000.00	984.85	2.51	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Income Account Class 2
Actual	1,000.00	983.89	3.74	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

122

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2013 (unaudited)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio
LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,130.94	$3.96	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,130.43	5.28	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

LargeCap Growth Account Class 1
Actual	1,000.00	1,121.52	3.63	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,120.10	4.94	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

MidCap Account Class 1
Actual	1,000.00	1,144.07	2.82	0.53
Hypothetical	1,000.00	1,022.17	2.66	0.53

MidCap Account Class 2
Actual	1,000.00	1,142.58	4.14	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,137.26	3.39	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,135.48	4.71	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 1
Actual	1,000.00	1,060.73	4.55	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,059.21	5.82	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,063.07	1.18	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,061.65	2.45	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,036.03	1.16	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,035.51	2.42	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,084.51	1.19	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,083.48	2.48	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

123

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2013 (unaudited)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period January 1, 2013 to June 30, 2013(a)	Annualized Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,021.67	$1.15	0.23%
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,020.32	2.40	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,100.85	1.20	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,098.87	2.50	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,003.83	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,000.00	3.67	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

SmallCap Growth Account II Class 1
Actual	1,000.00	1,191.63	5.11	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

SmallCap Growth Account II Class 2
Actual	1,000.00	1,189.54	6.46	1.19
Hypothetical	1,000.00	1,018.89	5.96	1.19

SmallCap Value Account I Class 1
Actual	1,000.00	1,172.39	5.33	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,171.03	6.67	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

124

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	101	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	101	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	101	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	101	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	101	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	101	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	101	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	101	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	101	None
Director since 2007
Member, Audit Committee
1944

125

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	101	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	101	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

126

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

127

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2013, and the Statement of Additional Information dated May 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

128

Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc. – Asset Allocation Account
Held April 2, 2013

1.	Approval of a Plan of Reorganization providing for the reorganization of the Asset Allocation Account into the Strategic Asset Management (“SAM”) Balanced Portfolio:

In Favor	Opposed	Abstain
3,820,963.240	78,023.702	699,853.006

129

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291B-05 | © 2013 Principal Financial Services, Inc. | 08/2013 | t130614009z

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	8/12/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO
Date	8/12/2013

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer
Date	8/12/2013